UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02729

Short-Term Investments Trust

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 2/28/21

ITEM 1. Report to Stockholders.

Semiannual Report to Shareholders	February 28, 2021

Institutional Class
Short-Term Investments Trust (STIT)
Invesco Liquid Assets Portfolio
Invesco STIC Prime Portfolio
Invesco Treasury Portfolio
Invesco Government & Agency Portfolio
Invesco Treasury Obligations Portfolio
Invesco Tax-Free Cash Reserve Portfolio

2	Fund Data
3	Schedules of Investments
29	Financial Statements
35	Financial Highlights
36	Notes to Financial Statements
48	Fund Expenses

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2021, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Data

Institutional Class data as of 2/28/21
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS
	Range	At	At
	During	Reporting	Reporting
	Reporting	Period	Period
	Period	End	End
Invesco Liquid Assets[1]	33 - 52 days	40 days	66 days	$2.8 billion
Invesco STIC Prime[1]	5 - 15 days	10 days	11 days	206.1 million
Invesco Treasury[2]	25 - 47 days	41 days	107 days	19.0 billion
Invesco Government & Agency[2]	19 - 34 days	34 days	116 days	35.9 billion
Invesco Treasury Obligations[2]	47 - 58 days	50 days	116 days	1.2 billion
Invesco Tax-Free Cash Reserve[3]	8 - 16 days	14 days	14 days	126.9 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

3

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2                    Short-Term Investments Trust

Schedule of Investments

February 28, 2021

(Unaudited)

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-45.27%(a)
Asset-Backed Securities - Fully Supported-2.75%
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.23%	03/02/2021	$21,000	$ 20,999,952
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.26%	05/07/2021	55,000	54,988,484
				75,988,436

Asset-Backed Securities - Fully Supported Bank-12.18%
Anglesea Funding LLC (Multi - CEP’s), (1 mo. USD LIBOR + 0.08%)(b)(c)(d)	0.19%	04/13/2021	50,000	50,001,937
Anglesea Funding LLC (Multi - CEP’s), (1 mo. USD LIBOR + 0.08%)(b)(c)(d)	0.20%	05/05/2021	25,000	25,001,531
Bedford Row Funding Corp. (CEP - Royal Bank of Canada), (3 mo. USD LIBOR + 0.08%)(b)(c)(d)	0.30%	10/21/2021	10,000	10,004,149
Concord Minutemen Capital Co. LLC (Multi - CEP’s)(b)(c)	0.15%-0.17%	05/10/2021	31,580	31,570,206
Concord Minutemen Capital Co. LLC (Multi - CEP’s)(b)(c)	0.15%	04/20/2021	10,000	9,998,049
Concord Minutemen Capital Co. LLC (CEP - Goldman Sachs International)(b)	0.39%	06/14/2021	20,000	19,989,179
Crown Point Capital Co. LLC (CEP - Credit Suisse AG)(b)(c)	0.28%	04/28/2021	25,000	25,005,531
LMA Americas LLC (CEP - Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.20%	09/03/2021	40,000	39,965,797
Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(b)(c)	0.20%	04/20/2021	13,752	13,749,316
Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(b)(c)	0.20%	05/05/2021	20,971	20,965,491
Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(b)(c)	0.20%	05/07/2021	16,657	16,652,489
Versailles Commercial Paper LLC (CEP - Natixis S.A.)(c)	0.25%	04/01/2021	35,000	34,995,976
Versailles Commercial Paper LLC (CEP - Natixis S.A.), (1 mo. USD LIBOR + 0.10%)(b)(c)(d)	0.22%	04/07/2021	14,000	14,000,253
Versailles Commercial Paper LLC (CEP - Natixis S.A.)(c)	0.18%	05/05/2021	25,000	24,993,432
				336,893,336

Consumer Finance-1.81%
Toyota Finance Australia Ltd. (Australia)(c)	0.19%	05/17/2021	50,000	49,980,162

Diversified Banks-23.89%
ANZ New Zealand (Int’l) Ltd. (3 mo. USD LIBOR + 0.00%)(b)(c)(d)	0.19%	08/04/2021	40,000	40,000,000
Barclays U.S. CCP Funding LLC (Multi - CEP’s)(b)(c)	0.21%	06/08/2021	30,000	29,987,254
Barclays U.S. CCP Funding LLC (United Kingdom)(b)(c)	0.28%	04/12/2021	20,000	19,996,792
Barclays U.S. CCP Funding LLC(b)(c)	0.24%	05/05/2021	25,000	24,992,213
BNG Bank N.V. (Netherlands)(b)(c)	0.07%	03/02/2021	75,000	74,999,828
DBS Bank Ltd. (Singapore)(b)(c)	0.23%	05/12/2021	20,000	19,994,700
DBS Bank Ltd. (Singapore)(b)(c)	0.25%	06/07/2021	25,000	24,989,894
DBS Bank Ltd. (Singapore)(b)(c)	0.17%	08/19/2021	24,000	23,979,651
Dexia Credit Local S.A. (France)(b)(c)	0.17%	04/26/2021	40,000	39,993,062
DNB Bank ASA (Norway)(b)(c)	0.20%	07/07/2021	37,800	37,780,848
HSBC Bank PLC (United Kingdom)(b)(c)	0.26%	10/08/2021	25,000	24,968,615
Lloyds Bank PLC (United Kingdom)(c)	0.20%	05/04/2021	10,025	10,022,371
National Australia Bank Ltd. (3 mo. USD LIBOR + 0.06%) (Australia)(b)(c)(d)	0.26%	11/10/2021	50,000	50,025,916
NRW Bank (Germany)(b)(c)	0.08%	03/08/2021	30,000	29,999,577
Royal Bank of Canada (3 mo. USD LIBOR + 0.11%)(b)(c)(d)	0.33%	06/11/2021	15,000	15,005,979
Royal Bank of Canada (3 mo. USD LIBOR + 0.04%)(c)(d)	0.28%	10/01/2021	25,000	25,009,472
Swedbank AB (Sweden)(c)	0.18%	07/26/2021	50,000	49,970,906
Toronto-Dominion Bank (The) (Canada)(b)(c)	0.07%	03/05/2021	25,000	24,999,771
Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.09%) (Canada)(b)(c)(d)	0.31%	07/20/2021	10,000	10,004,438
United Overseas Bank Ltd. (Singapore)(b)(c)	0.19%	07/02/2021	19,000	18,989,581

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3                    Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks-(continued)
United Overseas Bank Ltd. (Singapore)(b)(c)	0.27%	09/28/2021	$25,000	$ 24,973,405
United Overseas Bank Ltd. (Singapore)(b)(c)	0.28%	10/04/2021	25,000	24,972,800
Westpac Securities NZ Ltd. (3 mo. USD LIBOR + 0.05%)(b)(c)(d)	0.26%	07/30/2021	15,000	15,005,274
				660,662,347

Diversified Capital Markets-1.81%
UBS AG (3 mo. USD LIBOR + 0.07%)(b)(c)(d)	0.31%	10/04/2021	10,000	10,001,165
UBS AG (3 mo. USD LIBOR + 0.12%)(b)(c)(d)	0.35%	10/14/2021	10,000	10,005,260
UBS AG (3 mo. USD LIBOR + 0.15%) (United Kingdom)(b)(c)(d)	0.34%	11/18/2021	30,000	30,022,462
				50,028,887

Investment Banking & Brokerage-1.08%
Goldman Sachs International(b)	0.17%	07/07/2021	30,000	29,980,427

Regional Banks-1.75%
ASB Finance Ltd.(b)(c)	0.22%	05/03/2021	25,000	24,995,865
ASB Finance Ltd.(b)(c)	0.25%	07/16/2021	5,000	4,997,574
BNZ International Funding Ltd.(b)(c)	0.20%	05/06/2021	18,250	18,246,805
				48,240,244
Total Commercial Paper (Cost $1,251,548,476)				1,251,773,839

Certificates of Deposit-26.47%
Bank of Nova Scotia (3 mo. USD LIBOR + 0.05%)(c)(d)	0.24%	11/09/2021	20,000	20,009,020
Canadian Imperial Bank of Commerce(c)	0.07%	03/01/2021	131,000	131,000,000
Credit Agricole Corporate and Investment Bank(c)	0.07%	03/01/2021	31,000	31,000,000
DNB Bank ASA(c)	0.07%	03/01/2021	93,000	93,000,000
KBC Bank N.V.(c)	0.07%	03/05/2021	40,000	39,999,944
Mizuho Bank Ltd.(c)	0.07%	03/01/2021	101,000	101,000,000
MUFG Bank Ltd.(c)	0.24%	03/30/2021	25,000	25,003,191
Rabobank Nederland(c)	0.07%	03/01/2021	131,000	131,000,000
Royal Bank of Canada (3 mo. USD LIBOR + 0.04%)(c)(d)	0.28%	10/07/2021	25,000	25,009,743
Sumitomo Mitsui Trust Bank Ltd.(c)	0.07%	03/05/2021	20,000	19,999,972
Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.11%)(c)(d)	0.34%	06/10/2021	15,000	15,005,918
Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.07%) (Canada)(c)(d)	0.30%	10/08/2021	25,000	25,007,492
Toronto-Dominion Bank (The) (SOFR + 0.20%)(c)(d)	0.24%	02/16/2022	25,000	25,008,442
Westpac Banking Corp. (3 mo. USD LIBOR + 0.12%)(c)(d)	0.35%	07/08/2021	50,000	50,027,326
Total Certificates of Deposit (Cost $732,000,000)				732,071,048

Variable Rate Demand Notes-3.62%(e)
Credit Enhanced-3.62%
Capital Area Housing Finance Corp. (Cypress Creek at River Apartments); Series 2006, VRD RB (LOC - Citibank N.A.)(f)(g)	0.08%	10/01/2039	565	565,000
Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(g)	0.16%	04/01/2047	9,300	9,299,999
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(g)	0.15%	05/01/2037	2,600	2,600,000
New York (State of) Housing Finance Agency (160 Madison Avenue); Series 2013 B, VRD RB (LOC - Landesbank Hessen-Thueringen Girozentrale)(c)(g)	0.04%	11/01/2046	3,400	3,400,000
New York (State of) Housing Finance Agency (455 West 37th Street Housing); Series 2007 B, VRD RB (LOC - Landesbank Hessen-Thueringen Girozentrale)(c)(g)	0.04%	05/01/2041	2,200	2,200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                    Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced-(continued)
University of Texas System Board of Regents; Subseries 2016 G-2, VRD RB	0.08%	08/01/2045	$82,040	$ 82,040,000
Total Variable Rate Demand Notes (Cost $100,104,999)				100,104,999

U.S. Dollar Denominated Bonds & Notes-1.21%
Diversified Banks-1.21%
Australia & New Zealand Banking Group Ltd. (3 mo. USD LIBOR + 0.99%) (Australia)(b)(c)(d) (Cost $33,482,203)	1.18%	06/01/2021	33,400	33,479,841
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-76.57% (Cost $2,117,135,678)				2,117,429,727

			Repurchase Amount
Repurchase Agreements-23.44%(h)
BMO Capital Markets Corp., joint agreement dated 02/26/2021, aggregate maturing value of $75,001,250 (collateralized by domestic agency and non-agency asset-backed securities, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $77,832,247; 0.00% - 8.00%; 05/26/2021 - 01/20/2071)	0.20%	03/01/2021	15,000,250	15,000,000
BMO Capital Markets Corp., joint term agreement dated 02/23/2021, aggregate maturing value of $100,003,889 (collateralized by U.S. government sponsored agency obligations, domestic agency and non-agency asset-backed securities, domestic agency and non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $106,785,867; 0.00% - 11.50%; 07/12/2021 - 02/15/2078)(i)	0.20%	03/02/2021	27,001,050	27,000,000
BMO Capital Markets Corp., joint term agreement dated 02/24/2021, aggregate maturing value of $25,001,215 (collateralized by domestic agency and non-agency asset-backed securities, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $26,149,368; 0.00% - 7.75%; 08/05/2021 - 03/25/2051)(i)	0.25%	03/03/2021	10,000,486	10,000,000
Citigroup Global Markets, Inc., joint open agreement dated 01/22/2021 (collateralized by domestic and foreign corporate obligations valued at $203,500,001; 2.75% - 9.25%; 06/15/2021 - 02/01/2061)(j)	0.61%	-	-	8,000,000
Citigroup Global Markets, Inc., joint open agreement dated 10/28/2020 (collateralized by domestic and foreign corporate obligations valued at $55,000,001; 2.98% - 8.00%; 08/03/2022 - 06/01/2050)(j)	0.57%	-	-	10,000,000
Citigroup Global Markets, Inc., open agreement dated 10/02/2020 (collateralized by domestic and foreign corporate obligations valued at $55,000,001; 2.80% -11.50%; 01/26/2022 - 06/03/2050)(j)	0.58%	-	-	50,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 02/23/2021, aggregate maturing value of $410,014,350 (collateralized by a domestic non-agency asset-backed security, U.S. Treasury obligations, domestic commercial paper, domestic non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $428,838,244; 0.75% - 7.38%; 05/04/2021 - 06/25/2065)(c)(i)	0.18%	03/02/2021	60,002,100	60,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/24/2021, aggregate maturing value of $25,001,069 (collateralized by domestic non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $27,500,000; 0.00% - 40.00%; 03/08/2024 - 01/25/2065)(c)(i)	0.22%	03/03/2021	5,000,214	5,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/24/2021, aggregate maturing value of $50,002,236 (collateralized by domestic non-agency asset-backed securities, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities and a U.S. government sponsored agency obligation valued at $54,983,384; 0.00% - 83.62%; 04/15/2021 - 05/25/2065)(c)(i)	0.23%	03/03/2021	20,000,894	20,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                    Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/24/2021, aggregate maturing value of $60,002,333 (collateralized by domestic agency and non-agency asset-backed securities, a domestic corporate obligation and domestic non-agency mortgage-backed securities valued at $63,000,000; 0.45% - 4.53%; 11/15/2022 - 12/25/2059)(c)(i)	0.20%	03/03/2021	$20,000,778	$ 20,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/26/2021, aggregate maturing value of $10,000,000 (collateralized by a foreign non-agency asset-backed security and domestic non-agency mortgage-backed securities valued at $10,500,001; 3.27% - 4.56%; 04/22/2030 - 06/16/2051)(c)(d)	0.37%	04/05/2021	2,000,000	2,000,000
ING Financial Markets, LLC, joint agreement dated 02/26/2021, aggregate maturing value of $25,000,521 (collateralized by domestic and foreign corporate obligations and a domestic agency mortgage-backed security valued at $26,186,884; 2.25% - 7.63%; 03/15/2022 - 08/20/2049)(c)	0.25%	03/01/2021	10,000,208	10,000,000
J.P. Morgan Securities LLC, joint open agreement dated 04/06/2020 (collateralized by domestic and foreign non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $31,500,194; 0.00% - 7.78%; 05/13/2026 - 09/25/2064)(j)	0.54%	-	-	15,000,000
J.P. Morgan Securities LLC, joint open agreement dated 04/28/2020 (collateralized by domestic and foreign corporate obligations valued at $110,000,001; 0.00% -12.00%; 06/04/2021 - 05/01/2034(j)	0.37%	-	-	65,000,000
J.P. Morgan Securities LLC, joint open agreement dated 09/18/2020 (collateralized by domestic and foreign equity securities valued at $15,753,109; 0.00% - 8.38%)(j)	0.27%	-	-	7,000,000
Mitsubishi UFJ Trust & Banking Corp., joint open agreement dated 02/23/2021 (collateralized by domestic corporate obligations valued at $52,500,001; 1.49% - 7.43%; 01/15/2026 - 01/15/2046)(c)(j)	0.20%	-	-	25,000,000
Mizuho Securities (USA) LLC, joint open agreement dated 01/06/2021 (collateralized by domestic and foreign equity securities valued at $52,500,175; 0.00%)(c)(j)	0.22%	-	-	10,000,000
Mizuho Securities (USA) LLC, joint open agreement dated 01/26/2021 (collateralized by domestic and foreign equity securities valued at $52,500,096; 0.00%)(c)(j)	0.22%	-	-	20,000,000
RBC Capital Markets LLC, joint agreement dated 02/26/2021, aggregate maturing value of $100,001,667 (collateralized by domestic and foreign corporate obligations valued at $105,000,002; 0.34% - 6.60%; 03/08/2021 - 03/15/2077)	0.20%	03/01/2021	30,000,500	30,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign corporate obligations valued at $91,804,416; 0.88% - 11.88%; 06/27/2022 - 03/11/2061)(c)(j)	0.18%	-	-	55,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign non-agency asset-backed securities, domestic non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $63,676,886; 0.00% - 13.00%; 03/15/2021 - 07/15/2080)(c)(j)	0.25%	-	-	25,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/26/2021, aggregate maturing value of $800,001,333 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $816,000,060; 1.63% - 5.00%; 08/15/2022 - 11/20/2050)	0.02%	03/01/2021	159,125,336	159,125,071
Total Repurchase Agreements (Cost $648,125,071)				648,125,071
TOTAL INVESTMENTS IN SECURITIES(k)(l) -100.01% (Cost $2,765,260,749)				2,765,554,798
OTHER ASSETS LESS LIABILITIES-(0.01)%				(394,967)
NET ASSETS-100.00%				$2,765,159,831

Investment Abbreviations:
CEP	-Credit Enhancement Provider
LIBOR	-London Interbank Offered Rate
LOC	-Letter of Credit
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                    Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Liquid Assets Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2021 was $1,099,581,360, which represented 39.77% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 13.1%; Netherlands: 12.4%; Canada: 11.8%; Japan: 9.4%; Australia: 6.3%; Switzerland: 5.9%; Singapore: 5.0%; other countries less than 5% each: 17.0%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2021.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2021.

(f)	Security subject to the alternative minimum tax.
(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(h)	Principal amount equals value at period end. See Note 1I.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(k)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(l)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/2021

1-7	37.1%
8-30	2.0
31-60	7.6
61-90	11.6
91-180	15.3
181+	26.4

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                    Short-Term Investments Trust

Schedule of Investments

February 28, 2021

(Unaudited)

Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-33.22%(a)
Asset-Backed Securities - Fully Supported Bank-14.42%
Anglesea Funding LLC (Multi - CEP’s)(b)(c)	0.14%	03/15/2021	$7,000	$ 6,999,639
Cancara Asset Securitisation LLC (CEP - Lloyds TSB Bank PLC)(c)	0.14%	03/18/2021	5,000	4,999,687
Concord Minutemen Capital Co. LLC (Multi - CEP’s)(b)(c)	0.14%	04/09/2021	5,000	4,999,261
Institutional Secured Funding LLC (Multi - CEP’s)(b)(c)	0.18%	03/01/2021	5,000	5,000,000
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.20%	03/03/2021	8,000	7,999,964
				29,998,551

Diversified Banks-13.99%
Barclays U.S. CCP Funding LLC (United Kingdom)(b)(c)	0.13%	03/26/2021	7,000	6,999,356
China Construction Bank Corp.(b)(c)	0.18%	04/12/2021	2,095	2,094,530
Industrial & Commercial Bank of China Ltd.(b)(c)	0.22%	03/15/2021	7,000	6,999,620
NRW Bank (Germany)(b)(c)	0.08%	03/08/2021	7,000	6,999,901
Swedbank AB (Sweden)(c)	0.15%	03/08/2021	6,000	5,999,905
				29,093,312

Specialized Finance-1.44%
Chesham Finance LLC (Multi - CEP’s) (Cayman Islands)(b)(c)	0.10%	03/01/2021	3,000	3,000,000

Thrifts & Mortgage Finance-3.37%
Nationwide Building Society (United Kingdom)(b)(c)	0.13%	03/29/2021	7,000	6,999,371
Total Commercial Paper (Cost $69,090,779)				69,091,234

Certificates of Deposit-19.47%
Canadian Imperial Bank of Commerce(c)	0.07%	03/01/2021	2,000	2,000,000
DNB Bank ASA(c)	0.07%	03/01/2021	15,000	15,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(c)	0.14%	04/05/2021	6,000	6,000,213
Oversea-Chinese Banking Corp. Ltd.(c)	0.17%	03/01/2021	8,000	8,000,000
Rabobank Nederland(c)	0.07%	03/01/2021	2,000	2,000,000
Sumitomo Mitsui Trust Bank Ltd.(c)	0.07%	03/05/2021	7,500	7,499,989
Total Certificates of Deposit (Cost $40,500,000)				40,500,202

Variable Rate Demand Notes-16.19%(d)
Credit Enhanced-16.19%
Capital Area Housing Finance Corp. (Cypress Creek at River Apartments); Series 2006, VRD RB (LOC - Citibank N.A.)(e)(f)	0.08%	10/01/2039	9,300	9,300,000
Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(f)	0.16%	04/01/2047	7,800	7,800,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(f)	0.15%	05/01/2037	3,160	3,160,000
Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD RB (CEP - FHLMC)(e)	0.10%	06/01/2041	220	220,000
University of Texas System Board of Regents; Subseries 2016 G-2, VRD RB	0.08%	08/01/2045	8,200	8,200,000
Ziegler Realty LLC; Series 2007, VRD Notes (LOC - Wells Fargo Bank N.A.)(b)(f)	0.11%	01/01/2033	5,000	5,000,000
Total Variable Rate Demand Notes (Cost $33,680,000)				33,680,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-68.88% (Cost $143,270,779)				143,271,436

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                    Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Repurchase Agreements-31.05%(g)
BMO Capital Markets Corp., joint term agreement dated 02/23/2021, aggregate maturing value of $100,003,889 (collateralized by U.S. government sponsored agency obligations, domestic agency and non-agency asset-backed securities, domestic agency and non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $106,785,867; 0.00% - 11.50%; 07/12/2021 - 02/15/2078)(h)	0.20%	03/02/2021	$3,000,117	$ 3,000,000
BMO Capital Markets Corp., joint term agreement dated 02/24/2021, aggregate maturing value of $25,001,215 (collateralized by domestic agency and non-agency asset-backed securities, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $26,149,368; 0.00% - 7.75%; 08/05/2021 - 03/25/2051)(h)	0.25%	03/03/2021	3,000,146	3,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 02/23/2021, aggregate maturing value of $410,014,350 (collateralized by a domestic non-agency asset-backed security, U.S. Treasury obligations, domestic commercial paper, domestic non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $428,838,244; 0.75% - 7.38%; 05/04/2021 - 06/25/2065)(c)(h)	0.18%	03/02/2021	7,000,245	7,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/26/2021, aggregate maturing value of $10,000,000 (collateralized by a foreign non-agency asset-backed security and domestic non-agency mortgage-backed securities valued at $10,500,001; 3.27% - 4.56%; 04/22/2030 - 06/16/2051)(c)(i)	0.37%	04/05/2021	8,000,000	8,000,000
ING Financial Markets, LLC, joint agreement dated 02/26/2021, aggregate maturing value of $25,000,521 (collateralized by domestic and foreign corporate obligations and a domestic agency mortgage-backed security valued at $26,186,884; 2.25% - 7.63%; 03/15/2022 - 08/20/2049)(c)	0.25%	03/01/2021	5,000,104	5,000,000
J.P. Morgan Securities LLC, joint open agreement dated 09/18/2020 (collateralized by domestic and foreign equity securities valued at $15,753,109; 0.00% - 8.38%)(j)	0.27%	-	-	8,000,000
Mitsubishi UFJ Trust & Banking Corp., joint open agreement dated 02/23/2021 (collateralized by domestic corporate obligations valued at $52,500,001; 1.49% - 7.43%; 01/15/2026 - 01/15/2046)(c)(j)	0.20%	-	-	7,000,000
RBC Capital Markets LLC, joint agreement dated 02/26/2021, aggregate maturing value of $100,001,667 (collateralized by domestic and foreign corporate obligations valued at $105,000,002; 0.34% - 6.60%; 03/08/2021 - 03/15/2077)	0.20%	03/01/2021	8,000,133	8,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign non-agency asset-backed securities, domestic non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $63,676,886; 0.00% - 13.00%; 03/15/2021 - 07/15/2080)(c)(j)	0.25%	-	-	5,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/26/2021, aggregate maturing value of $800,001,333 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $816,000,060; 1.63% - 5.00%; 08/15/2022 -11/20/2050)	0.02%	03/01/2021	10,579,177	10,579,159
Total Repurchase Agreements (Cost $64,579,159)				64,579,159
TOTAL INVESTMENTS IN SECURITIES(k)(l) -99.93% (Cost $207,849,938)				207,850,595
OTHER ASSETS LESS LIABILITIES-0.07%				145,568
NET ASSETS-100.00%				$207,996,163

Investment Abbreviations:
CEP	-Credit Enhancement Provider
FHLMC	-Federal Home Loan Mortgage Corp.
LOC	-Letter of Credit
RB	-Revenue Bonds
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                    Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco STIC Prime Portfolio

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2021 was $70,891,642, which represented 34.08% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 11.1%; Japan: 10.7%; United Kingdom: 9.1%; Netherlands: 9.1%; Norway: 7.2%; Germany: 6.3%; Switzerland: 6.3%; other countries less than 5% each: 12.1%.

(d)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2021.

(e)	Security subject to the alternative minimum tax.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2021.
(j)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(k)	Also represents cost for federal income tax purposes.
(l)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
DNB ASA	7.2%

Portfolio Composition by Maturity

In days, as of 02/28/2021

1-7	67.7%
8-30	18.7
31-60	13.6
61-90	0.0
91-180	0.0
181+	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                    Short-Term Investments Trust

Schedule of Investments

February 28, 2021

(Unaudited)

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-55.18%
U.S. Treasury Bills-30.56%(a)
U.S. Treasury Bills	0.02%-0.09%	03/02/2021	$650,000	$ 649,999,143
U.S. Treasury Bills	0.09%	03/04/2021	300,000	299,997,875
U.S. Treasury Bills	0.09%	03/09/2021	250,000	249,995,000
U.S. Treasury Bills	0.08%-0.12%	03/23/2021	550,000	549,966,992
U.S. Treasury Bills	0.18%-0.26%	03/25/2021	400,000	399,938,667
U.S. Treasury Bills	0.12%	03/30/2021	200,000	199,981,472
U.S. Treasury Bills	0.09%-0.11%	04/08/2021	500,000	499,947,222
U.S. Treasury Bills	0.08%	04/13/2021	50,000	49,995,133
U.S. Treasury Bills	0.09%	04/15/2021	500,000	499,943,750
U.S. Treasury Bills	0.08%-0.10%	04/20/2021	250,000	249,970,139
U.S. Treasury Bills	0.12%	04/22/2021	250,000	249,958,472
U.S. Treasury Bills	0.09%	04/27/2021	50,000	49,992,875
U.S. Treasury Bills	0.11%	04/29/2021	250,000	249,954,931
U.S. Treasury Bills	0.11%	05/06/2021	250,000	249,949,583
U.S. Treasury Bills	0.08%	05/18/2021	300,000	299,949,625
U.S. Treasury Bills	0.10%	05/20/2021	200,000	199,955,556
U.S. Treasury Bills	0.08%	05/27/2021	300,000	299,945,624
U.S. Treasury Bills	0.09%	07/15/2021	250,000	249,915,000
U.S. Treasury Bills	0.10%	07/22/2021	250,000	249,905,659
U.S. Treasury Bills	0.09%	07/29/2021	200,000	199,929,167
U.S. Treasury Bills	0.14%	08/12/2021	150,000	149,904,333
U.S. Treasury Bills	0.14%	10/07/2021	100,000	99,914,444
U.S. Treasury Bills	0.14%	11/04/2021	100,000	99,907,000
U.S. Treasury Bills	0.11%	12/02/2021	150,000	149,873,500
				6,448,791,162

U.S. Treasury Notes-24.62%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	0.18%	04/30/2021	638,500	638,472,656
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.22%)(b)	0.26%	07/31/2021	500,000	499,992,567
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.30%)(b)	0.34%	10/31/2021	450,000	450,234,613
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	0.19%	01/31/2022	500,000	499,846,077
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)(b)	0.15%	04/30/2022	744,000	744,521,239
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.10%	07/31/2022	450,000	450,011,650
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.10%	10/31/2022	605,000	604,982,768
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	0.09%	01/31/2023	100,000	100,000,000
U.S. Treasury Notes	2.25%	03/31/2021	175,000	175,267,091
U.S. Treasury Notes	1.38%	01/31/2022	200,000	202,379,603
U.S. Treasury Notes	1.50%	01/31/2022	165,000	167,153,403
U.S. Treasury Notes	1.88%	01/31/2022	200,000	203,302,196
U.S. Treasury Notes	2.50%	02/15/2022	100,000	102,324,403

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                    Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes-(continued)
U.S. Treasury Notes	1.13%	02/28/2022	$100,000	$ 101,041,695
U.S. Treasury Notes	2.38%	03/15/2022	250,000	255,956,574
				5,195,486,535
Total U.S. Treasury Securities (Cost $11,644,277,697)				11,644,277,697
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-55.18% (Cost $11,644,277,697)				11,644,277,697

			Repurchase Amount
Repurchase Agreements-45.34%(c)
ABN AMRO Bank N.V., agreement dated 02/26/2021, maturing value of $450,000,375 (collateralized by U.S. Treasury obligations valued at $459,000,036; 1.50% - 2.88%; 10/31/2023 - 02/15/2030)	0.01%	03/01/2021	450,000,375	450,000,000
Bank of Nova Scotia, joint agreement dated 02/26/2021, aggregate maturing value of $500,000,417 (collateralized by U.S. Treasury obligations valued at $510,000,037; 0.00% - 8.00%; 02/28/2021 - 02/15/2051)	0.01%	03/01/2021	497,846,913	497,846,498
BofA Securities, Inc., agreement dated 02/26/2021, maturing value of $750,000,625 (collateralized by U.S. Treasury obligations valued at $765,000,048; 2.25% - 5.00%; 05/15/2037 - 08/15/2046)	0.01%	03/01/2021	750,000,625	750,000,000
BofA Securities, Inc., joint term agreement dated 01/29/2021, aggregate maturing value of $600,042,667 (collateralized by U.S. Treasury obligations valued at $612,000,004; 2.75% - 4.38%; 02/15/2038 - 11/15/2048)(d)	0.08%	03/02/2021	400,028,444	400,000,000
Citigroup Global Markets, Inc., joint agreement dated 02/26/2021, aggregate maturing value of $900,000,750 (collateralized by U.S. Treasury obligations valued at $918,000,051; 0.00% - 4.38%; 11/15/2039 - 08/15/2048)	0.01%	03/01/2021	120,902,858	120,902,757
Citigroup Global Markets, Inc., joint term agreement dated 02/25/2021, aggregate maturing value of $300,001,750 (collateralized by U.S. Treasury obligations valued at $306,000,103; 0.00% - 4.38%; 11/15/2039 - 02/15/2051)(d)	0.03%	03/04/2021	120,000,700	120,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 02/26/2021, aggregate maturing value of $1,200,001,000 (collateralized by U.S. Treasury obligations valued at $1,224,000,007; 0.13% - 3.88%; 02/28/2021 - 02/15/2051)	0.01%	03/01/2021	433,387,284	433,386,923
Credit Agricole Corporate & Investment Bank, joint agreement dated 02/26/2021, aggregate maturing value of $250,000,417 (collateralized by U.S. Treasury obligations valued at $254,891,510; 0.13%; 04/15/2022)	0.02%	03/01/2021	100,000,167	100,000,000
DNB Bank ASA, agreement dated 02/26/2021, maturing value of $400,000,333 (collateralized by U.S. Treasury obligations valued at $408,000,086; 0.13% - 2.88%; 04/15/2021 - 02/15/2030)	0.01%	03/01/2021	400,000,333	400,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 02/26/2021, maturing value of $100,000,083 (collateralized by U.S. Treasury obligations valued at $102,000,012; 0.00% - 1.88%; 02/24/2022 - 06/30/2024)	0.01%	03/01/2021	100,000,083	100,000,000
Fixed Income Clearing Corp. - Bank of Nova Scotia, joint agreement dated 02/26/2021, aggregate maturing value of $1,500,002,500 (collateralized by U.S. Treasury obligations valued at $1,534,464,217; 0.50% - 3.13%; 11/15/2024 - 11/15/2028)	0.02%	03/01/2021	300,000,500	300,000,000
Fixed Income Clearing Corp. - BNP Paribas Securities Corp., joint agreement dated 02/26/2021, aggregate maturing value of $500,001,250 (collateralized by U.S. Treasury obligations valued at $513,585,841; 2.88%; 05/15/2043)	0.03%	03/01/2021	200,000,500	200,000,000
Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/26/2021, maturing value of $250,000,208 (collateralized by U.S. Treasury obligations valued at $255,000,061; 2.25% - 2.38%; 08/15/2049 - 11/15/2049)	0.01%	03/01/2021	250,000,208	250,000,000
Goldman Sachs & Co., agreement dated 02/26/2021, maturing value of $250,000,208 (collateralized by U.S. Treasury obligations valued at $255,000,051; 0.00% - 0.25%; 09/30/2025 - 02/15/2049)	0.01%	03/01/2021	250,000,208	250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                    Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
ING Financial Markets, LLC, joint agreement dated 02/26/2021, aggregate maturing value of $500,009,132 (collateralized by U.S. Treasury obligations valued at $510,483,659; 0.50% - 2.25%; 05/15/2022 - 04/30/2027)	0.02%	03/01/2021	$200,005,165	$ 200,004,831
J.P. Morgan Securities LLC, joint open agreement dated 03/27/2020 (collateralized by U.S. Treasury obligations valued at $867,000,271; 0.13% - 6.75%; 03/31/2022 - 05/15/2050)(e)	0.03%	-	-	630,000,000
Lloyds Bank PLC, joint term agreement dated 01/22/2021, aggregate maturing value of $500,200,000 (collateralized by U.S. Treasury obligations valued at $510,022,417; 1.50% - 6.00%; 12/31/2023 - 09/30/2026)	0.16%	04/26/2021	300,120,000	300,000,000
Lloyds Bank PLC, joint term agreement dated 01/27/2021, aggregate maturing value of $500,186,667 (collateralized by U.S. Treasury obligations valued at $509,777,929; 1.50% - 6.00%; 05/15/2021 - 08/15/2043)	0.16%	04/23/2021	345,128,800	345,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/24/2021, aggregate maturing value of $317,510,504 (collateralized by U.S. Treasury obligations valued at $328,491,333; 0.00% - 0.13%; 12/31/2022 - 11/15/2045)(d)	0.06%	03/03/2021	67,500,788	67,500,000
Metropolitan Life Insurance Co., term agreement dated 02/24/2021, maturing value of $32,501,629 (collateralized by a U.S. Treasury obligation valued at $33,151,063; 0.13%; 01/31/2023)(d)	0.06%	03/03/2021	32,501,629	32,501,250
Mitsubishi UFJ Trust & Banking Corp., agreement dated 02/26/2021, maturing value of $300,000,250 (collateralized by U.S. Treasury obligations valued at $306,000,095; 0.00% - 5.00%; 05/18/2021 - 11/15/2045)	0.01%	03/01/2021	300,000,250	300,000,000
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/24/2021, aggregate maturing value of $1,005,259,773 (collateralized by U.S. Treasury obligations valued at $1,026,464,724; 1.13% - 1.50%; 02/28/2025 - 02/15/2030)(d)	0.05%	03/03/2021	300,377,920	300,375,000
Mitsubishi UFJ Trust & Banking Corp., term agreement dated 02/24/2021, maturing value of $100,000,583 (collateralized by a U.S. Treasury obligation valued at $102,000,335; 2.63%; 02/15/2029)(d)	0.03%	03/03/2021	100,000,583	100,000,000
Prudential Insurance Co. of America, agreement dated 02/26/2021, maturing value of $260,282,335 (collateralized by U.S. Treasury obligations valued at $266,753,750; 0.00%; 11/15/2027 - 08/15/2037)	0.05%	03/01/2021	260,282,335	260,281,250
Prudential Legacy Insurance Company of New Jersey, agreement dated 02/26/2021, maturing value of $310,751,295 (collateralized by U.S. Treasury obligations valued at $322,477,000; 0.00%; 08/15/2033 - 02/15/2045)	0.05%	03/01/2021	310,751,295	310,750,000
RBC Dominion Securities Inc., agreement dated 02/26/2021, maturing value of $350,000,292 (collateralized by U.S. Treasury obligations valued at $357,000,011; 0.00% - 6.50%; 04/22/2021 - 11/15/2048)	0.01%	03/01/2021	350,000,292	350,000,000
Royal Bank of Canada, agreement dated 02/26/2021, maturing value of $250,000,208 (collateralized by U.S. Treasury obligations valued at $255,000,042; 0.13% - 3.75%; 07/15/2023 - 02/15/2051)	0.01%	03/01/2021	250,000,208	250,000,000
Societe Generale, joint open agreement dated 08/05/2020 (collateralized by U.S. Treasury obligations valued at $1,530,000,094; 0.00% - 8.13%; 02/28/2021 - 05/15/2050)(e)	0.03%	-	-	1,000,000,000
Sumitomo Mitsui Banking Corp., agreement dated 02/26/2021, maturing value of $250,000,208 (collateralized by a U.S. Treasury obligation valued at $255,000,094; 2.75%; 08/31/2025)	0.01%	03/01/2021	250,000,208	250,000,000
Wells Fargo Securities, LLC, agreement dated 02/26/2021, maturing value of $500,000,417 (collateralized by U.S. Treasury obligations valued at $510,000,004; 1.13% - 4.63%; 11/15/2039 - 11/15/2049)	0.01%	03/01/2021	500,000,417	500,000,000
Total Repurchase Agreements (Cost $9,568,548,509)				9,568,548,509
TOTAL INVESTMENTS IN SECURITIES(f) -100.52% (Cost $21,212,826,206)				21,212,826,206
OTHER ASSETS LESS LIABILITIES-(0.52)%				(110,667,140)
NET ASSETS-100.00%				$21,102,159,066

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                    Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Treasury Portfolio

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2021.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(f)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/2021

1-7	38.9%
8-30	6.6
31-60	12.5
61-90	7.9
91-180	6.4
181+	27.7

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                    Short-Term Investments Trust

Schedule of Investments

February 28, 2021

(Unaudited)

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-31.89%
U.S. Treasury Bills-18.70%(a)
U.S. Treasury Bills	0.09%	03/02/2021	$500,000	$ 499,998,820
U.S. Treasury Bills	0.09%	03/09/2021	300,000	299,994,333
U.S. Treasury Bills	0.10%	03/11/2021	400,000	399,988,889
U.S. Treasury Bills	0.08%	03/16/2021	500,000	499,983,333
U.S. Treasury Bills	0.08%	03/23/2021	350,000	349,982,888
U.S. Treasury Bills	0.08%-0.12%	03/30/2021	150,000	149,987,514
U.S. Treasury Bills	0.08%	04/08/2021	120,000	119,989,550
U.S. Treasury Bills	0.09%	04/15/2021	500,000	499,943,750
U.S. Treasury Bills	0.09%-0.17%	04/22/2021	1,250,000	1,249,819,445
U.S. Treasury Bills	0.04%	04/27/2021	500,000	499,968,890
U.S. Treasury Bills	0.08%	04/29/2021	200,000	199,973,778
U.S. Treasury Bills	0.08%	05/18/2021	375,000	374,934,594
U.S. Treasury Bills	0.09%	05/20/2021	200,000	199,960,000
U.S. Treasury Bills	0.09%	05/27/2021	400,000	399,913,000
U.S. Treasury Bills	0.09%	06/17/2021	350,000	349,910,750
U.S. Treasury Bills	0.09%	06/24/2021	500,000	499,856,250
U.S. Treasury Bills	0.09%	07/08/2021	200,000	199,935,500
U.S. Treasury Bills	0.09%	07/29/2021	200,000	199,929,167
U.S. Treasury Bills	0.14%	10/07/2021	50,000	49,957,222
U.S. Treasury Bills	0.14%	11/04/2021	75,000	74,930,250
U.S. Treasury Bills	0.07%	02/24/2022	50,000	49,965,000
				7,168,922,923

U.S. Treasury Notes-13.19%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	0.18%	04/30/2021	720,000	719,974,310
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.22%)(b)	0.26%	07/31/2021	170,000	170,049,814
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.30%)(b)	0.34%	10/31/2021	550,000	550,384,333
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	0.19%	01/31/2022	25,000	24,996,341
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)(b)	0.15%	04/30/2022	107,000	107,104,119
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.10%	07/31/2022	592,000	592,097,518
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.10%	10/31/2022	730,000	730,033,795
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	0.09%	01/31/2023	105,000	105,002,334
U.S. Treasury Notes	2.25%	03/31/2021	478,000	478,867,661
U.S. Treasury Notes	2.25%	04/30/2021	118,000	118,423,155
U.S. Treasury Notes	1.38%	01/31/2022	25,000	25,298,047
U.S. Treasury Notes	1.50%	01/31/2022	298,000	301,912,924
U.S. Treasury Notes	1.88%	01/31/2022	633,000	643,453,526
U.S. Treasury Notes	2.50%	02/15/2022	280,940	287,484,668

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                    Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes-(continued)
U.S. Treasury Notes	1.13%	02/28/2022	$200,000	$ 202,081,541
				5,057,164,086
Total U.S. Treasury Securities (Cost $12,226,087,009)				12,226,087,009

U.S. Government Sponsored Agency Securities-29.84%
Federal Farm Credit Bank (FFCB)-6.85%
Federal Farm Credit Bank(a)	0.44%	03/24/2021	150,000	149,957,833
Federal Farm Credit Bank (SOFR + 0.10%)(b)	0.13%	05/07/2021	23,000	23,000,000
Federal Farm Credit Bank (SOFR + 0.16%)(b)	0.19%	05/07/2021	55,000	55,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(b)	0.14%	06/10/2021	14,000	14,000,000
Federal Farm Credit Bank (SOFR + 0.28%)(b)	0.33%	10/01/2021	365,000	365,000,000
Federal Farm Credit Bank (SOFR + 0.05%)(b)	0.10%	10/05/2021	123,000	122,996,277
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.10%	10/15/2021	100,000	100,001,583
Federal Farm Credit Bank	0.07%	02/09/2022	243,750	243,735,787
Federal Farm Credit Bank (SOFR + 0.10%)(b)	0.12%	02/22/2022	16,555	16,555,000
Federal Farm Credit Bank (SOFR + 0.08%)(b)	0.14%	03/10/2022	28,000	28,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(b)	0.15%	06/17/2022	65,000	65,000,000
Federal Farm Credit Bank (SOFR + 0.20%)(b)	0.26%	06/23/2022	12,000	12,019,952
Federal Farm Credit Bank (SOFR + 0.04%)(b)	0.09%	07/11/2022	215,000	214,970,949
Federal Farm Credit Bank (SOFR + 0.19%)(b)	0.24%	07/14/2022	28,000	28,000,000
Federal Farm Credit Bank (SOFR + 0.15%)(b)	0.18%	07/28/2022	45,000	45,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(b)	0.10%	08/11/2022	108,000	108,000,000
Federal Farm Credit Bank (SOFR + 0.04%)(b)	0.06%	08/22/2022	50,000	49,998,124
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.08%	08/26/2022	97,500	97,492,640
Federal Farm Credit Bank (SOFR + 0.05%)(b)	0.11%	09/08/2022	138,000	137,968,134
Federal Farm Credit Bank (SOFR + 0.09%)(b)	0.14%	10/07/2022	30,000	30,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.10%	10/21/2022	20,000	20,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(b)	0.11%	11/03/2022	35,000	35,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(b)	0.09%	11/18/2022	56,000	56,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.08%	12/01/2022	74,000	74,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.12%	12/28/2022	350,000	350,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.09%	02/09/2023	18,000	18,000,000
Federal Farm Credit Bank (SOFR + 0.05%)(b)	0.08%	02/17/2023	165,000	165,000,000
				2,624,696,279

Federal Home Loan Bank (FHLB)-17.46%
Federal Home Loan Bank(a)	0.08%	03/05/2021	30,595	30,594,728
Federal Home Loan Bank(a)	0.45%	03/08/2021	290,000	289,974,625
Federal Home Loan Bank (SOFR + 0.13%)(b)	0.19%	03/11/2021	150,000	150,000,000
Federal Home Loan Bank(a)	0.08%-0.09%	03/12/2021	205,000	204,994,760
Federal Home Loan Bank (SOFR + 0.07%)(b)	0.13%	03/12/2021	345,000	345,000,000
Federal Home Loan Bank(a)	0.09%	03/15/2021	6,500	6,499,772
Federal Home Loan Bank(a)	0.09%-0.30%	03/17/2021	430,000	429,973,467
Federal Home Loan Bank(a)	0.07%	03/19/2021	470,000	469,982,610
Federal Home Loan Bank(a)	0.09%-0.44%	03/24/2021	43,000	42,997,527
Federal Home Loan Bank (SOFR + 0.11%)(b)	0.17%	03/25/2021	40,000	40,000,000
Federal Home Loan Bank	0.18%	03/26/2021	35,500	35,500,686
Federal Home Loan Bank (3 mo. USD LIBOR - 0.11%)(b)	0.12%	04/09/2021	15,000	15,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                    Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)-(continued)
Federal Home Loan Bank (3 mo. USD LIBOR - 0.11%)(b)	0.12%	04/13/2021	$77,000	$ 77,000,000
Federal Home Loan Bank(a)	0.09%	04/14/2021	126,400	126,388,341
Federal Home Loan Bank (3 mo. USD LIBOR - 0.14%)(b)	0.04%-0.09%	04/14/2021	550,000	550,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.14%)(b)	0.09%	04/19/2021	150,000	150,000,000
Federal Home Loan Bank(a)	0.03%	04/21/2021	150,000	149,993,625
Federal Home Loan Bank (SOFR + 0.07%)(b)	0.11%	04/21/2021	75,000	75,000,000
Federal Home Loan Bank(a)	0.08%	04/23/2021	386,100	386,054,526
Federal Home Loan Bank(a)	0.04%	04/28/2021	6,545	6,544,578
Federal Home Loan Bank (SOFR + 0.01%)(b)	0.05%	05/04/2021	280,000	280,000,000
Federal Home Loan Bank (SOFR + 0.03%)(b)	0.07%	05/04/2021	110,000	110,000,000
Federal Home Loan Bank	0.11%	05/10/2021	500,000	499,997,467
Federal Home Loan Bank	0.09%	05/14/2021	160,000	160,000,000
Federal Home Loan Bank	0.09%	05/14/2021	100,000	100,000,000
Federal Home Loan Bank (SOFR + 0.02%)(b)	0.04%	05/19/2021	190,000	190,000,000
Federal Home Loan Bank(a)	0.09%	06/04/2021	60,000	59,986,344
Federal Home Loan Bank(a)	0.08%-0.09%	06/09/2021	35,000	34,991,806
Federal Home Loan Bank(a)	0.08%-0.09%	06/11/2021	71,000	70,983,007
Federal Home Loan Bank (SOFR + 0.10%)(b)	0.15%	07/09/2021	190,000	190,000,000
Federal Home Loan Bank (SOFR + 0.06%)(b)	0.08%	08/24/2021	100,000	100,000,000
Federal Home Loan Bank (SOFR + 0.02%)(b)	0.05%	09/02/2021	100,000	100,000,000
Federal Home Loan Bank (SOFR + 0.17%)(b)	0.21%	11/12/2021	127,000	127,000,000
Federal Home Loan Bank (SOFR + 0.15%)(b)	0.18%	11/15/2021	355,000	355,000,000
Federal Home Loan Bank	0.07%	02/11/2022	34,560	34,558,009
Federal Home Loan Bank (SOFR + 0.07%)(b)	0.12%	04/14/2022	45,000	45,000,000
Federal Home Loan Bank (SOFR + 0.07%)(b)	0.11%	04/28/2022	28,000	28,000,000
Federal Home Loan Bank (SOFR + 0.06%)(b)	0.10%	05/12/2022	35,000	35,000,000
Federal Home Loan Bank (SOFR + 0.13%)(b)	0.17%	08/05/2022	80,000	80,000,000
Federal Home Loan Bank (SOFR + 0.09%)(b)	0.12%	08/19/2022	380,000	380,009,621
Federal Home Loan Bank (SOFR + 0.09%)(b)	0.14%	10/05/2022	80,000	80,000,000
Federal Home Loan Bank (SOFR + 0.06%)(b)	0.12%	12/08/2022	54,000	54,000,000
				6,696,025,499

Federal Home Loan Mortgage Corp. (FHLMC)-2.07%
Federal Home Loan Mortgage Corp. (SOFR + 0.30%)(b)	0.36%	06/30/2021	45,000	45,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.32%)(b)	0.38%	09/30/2021	412,000	412,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.31%)(b)	0.36%	01/03/2022	145,000	145,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.09%)(b)	0.15%	09/16/2022	190,000	190,000,000
				792,000,000

Federal National Mortgage Association (FNMA)-2.78%
Federal National Mortgage Association (SOFR + 0.25%)(b)	0.31%	03/24/2021	185,000	185,000,000
Federal National Mortgage Association (SOFR + 0.21%)(b)	0.26%	07/01/2021	150,000	150,000,000
Federal National Mortgage Association (SOFR + 0.23%)(b)	0.28%	07/06/2021	156,000	156,000,000
Federal National Mortgage Association (SOFR + 0.28%)(b)	0.33%	07/06/2021	225,000	225,000,000
Federal National Mortgage Association (SOFR + 0.30%)(b)	0.35%	01/07/2022	350,000	350,000,000
				1,066,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                    Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. International Development Finance Corp. (DFC)-0.68%
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	06/15/2025	$21,600	$ 21,600,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	07/15/2025	23,500	23,500,001
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	09/15/2025	5,000	5,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	09/15/2026	5,000	5,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	09/15/2026	9,583	9,583,333
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	08/13/2027	8,000	8,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	08/13/2027	4,600	4,600,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	09/30/2027	12,000	12,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	02/15/2028	15,556	15,555,556
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	11/15/2028	70,455	70,454,546
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	05/15/2030	8,190	8,190,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	10/15/2030	8,000	8,000,000
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	07/09/2026	28,050	28,050,000
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	03/15/2030	41,625	41,625,000
				261,158,436
Total U.S. Government Sponsored Agency Securities (Cost $11,439,880,214)				11,439,880,214
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-61.73% (Cost $23,665,967,223)				23,665,967,223

			Repurchase Amount
Repurchase Agreements-41.02%(d)
Bank of Montreal, joint agreement dated 02/26/2021, aggregate maturing value of $400,000,333 (collateralized by U.S. Treasury obligations valued at $408,000,050; 0.13% - 2.88%; 10/31/2021 - 11/15/2030)	0.01%	03/01/2021	200,000,167	200,000,000
Bank of Nova Scotia, joint agreement dated 02/26/2021, aggregate maturing value of $475,000,792 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $484,500,028; 1.50% -6.50%; 08/31/2021 - 01/01/2051)	0.02%	03/01/2021	225,000,375	225,000,000
BNP Paribas Securities Corp., joint agreement dated 02/26/2021, aggregate maturing value of $2,500,006,250 (collateralized by domestic agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $2,550,000,004; 0.00% - 7.50%; 03/16/2021 - 10/20/2067)	0.03%	03/01/2021	2,000,005,000	2,000,000,000
BNP Paribas Securities Corp., joint term agreement dated 01/29/2021, aggregate maturing value of $1,000,068,889 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,000; 0.00% -7.50%; 04/08/2021 - 02/20/2069)(e)	0.08%	03/01/2021	710,048,911	710,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                    Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
BofA Securities, Inc., joint term agreement dated 01/28/2021, aggregate maturing value of $495,042,075 (collateralized by domestic agency mortgage-backed securities valued at $504,900,000; 0.47% - 4.50%; 06/01/2035 - 05/01/2058)(e)	0.09%	03/03/2021	$375,031,875	$ 375,000,000
BofA Securities, Inc., joint term agreement dated 01/29/2021, aggregate maturing value of $600,042,667 (collateralized by U.S. Treasury obligations valued at $612,000,004; 2.75% - 4.38%; 02/15/2038 - 11/15/2048)(e)	0.08%	03/02/2021	200,014,222	200,000,000
BofA Securities, Inc., joint term agreement dated 02/24/2021, aggregate maturing value of $400,020,000 (collateralized by domestic agency mortgage-backed securities valued at $408,000,000; 1.50% - 5.00%; 08/01/2033 - 03/01/2051)(e)	0.06%	03/26/2021	310,015,500	310,000,000
Citigroup Global Markets, Inc., joint agreement dated 02/26/2021, aggregate maturing value of $900,000,750 (collateralized by U.S. Treasury obligations valued at $918,000,051; 0.00% - 4.38%; 11/15/2039 - 08/15/2048)	0.01%	03/01/2021	300,000,250	300,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 02/26/2021, aggregate maturing value of $250,000,417 (collateralized by U.S. Treasury obligations valued at $254,891,510; 0.13%; 04/15/2022)	0.02%	03/01/2021	150,000,250	150,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 02/26/2021, maturing value of $150,000,125 (collateralized by U.S. Treasury obligations valued at $153,000,074; 1.13% - 1.63%; 08/31/2021 - 05/15/2026)	0.01%	03/01/2021	150,000,125	150,000,000
Fixed Income Clearing Corp. - Bank of Nova Scotia, joint agreement dated 02/26/2021, aggregate maturing value of $1,500,002,500 (collateralized by U.S. Treasury obligations valued at $1,534,464,217; 0.50% - 3.13%; 11/15/2024 - 11/15/2028)	0.02%	03/01/2021	1,000,001,667	1,000,000,000
Fixed Income Clearing Corp. - BNP Paribas Securities Corp., joint agreement dated 02/26/2021, aggregate maturing value of $500,001,250 (collateralized by U.S. Treasury obligations valued at $513,585,841; 2.88%; 05/15/2043)	0.03%	03/01/2021	300,000,750	300,000,000
Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/26/2021, maturing value of $1,250,001,042 (collateralized by U.S. Treasury obligations valued at $1,275,000,044; 1.25% - 2.38%; 11/15/2049 - 08/15/2050)	0.01%	03/01/2021	1,250,001,042	1,250,000,000
Goldman Sachs & Co., term agreement dated 02/25/2021, maturing value of $660,006,417 (collateralized by a U.S. government sponsored agency obligation and U.S. Treasury obligations valued at $673,200,000; 0.00% - 2.00%; 02/28/2022 - 11/15/2049)(e)	0.05%	03/04/2021	660,006,417	660,000,000
ING Financial Markets, LLC, joint agreement dated 02/26/2021, aggregate maturing value of $500,009,132 (collateralized by U.S. Treasury obligations valued at $510,483,659; 0.50% - 2.25%; 05/15/2022 - 04/30/2027)	0.02%	03/01/2021	300,003,968	300,003,468
ING Financial Markets, LLC, joint term agreement dated 02/08/2021, aggregate maturing value of $300,019,333 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $306,000,130; 0.00% - 5.50%; 01/27/2022 - 05/01/2058)	0.08%	03/09/2021	210,013,533	210,000,000
ING Financial Markets, LLC, joint term agreement dated 02/10/2021, aggregate maturing value of $350,024,500 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $357,000,046; 0.00% - 7.00%; 03/04/2021 - 05/01/2058)	0.09%	03/10/2021	250,017,500	250,000,000
ING Financial Markets, LLC, term agreement dated 02/16/2021, maturing value of $122,008,540 (collateralized by domestic agency mortgage-backed securities and a U.S. Treasury obligation valued at $124,440,025; 0.00% - 4.50%; 01/27/2022 - 01/01/2057)	0.09%	03/16/2021	122,008,540	122,000,000
ING Financial Markets, LLC, term agreement dated 02/26/2021, maturing value of $255,012,042 (collateralized by domestic agency mortgage-backed securities and a U.S. Treasury obligation valued at $260,100,063; 0.00% - 6.00%; 01/27/2022 - 01/01/2051)	0.05%	04/01/2021	250,012,042	255,000,000
J.P. Morgan Securities LLC, agreement dated 02/26/2021, maturing value of $500,000,833 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 1.50% - 7.00%; 04/01/2028 - 01/20/2051)	0.02%	03/01/2021	500,000,833	500,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                    Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
J.P. Morgan Securities LLC, joint open agreement dated 03/27/2020 (collateralized by U.S. Treasury obligations valued at $867,000,271; 0.13% -6.75%; 03/31/2022 - 05/15/2050)(f)	0.03%	-	$-	$ 150,000,000
J.P. Morgan Securities LLC, joint open agreement dated 05/02/2019 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,097; 0.00% - 6.50%; 12/31/2021 - 03/01/2051)(f)	0.04%	-	-	350,000,000
J.P. Morgan Securities LLC, joint open agreement dated 05/15/2019 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $295,800,000; 0.00% - 8.50%; 03/25/2021 - 10/15/2062)(f)	0.08%	-	-	240,000,000
J.P. Morgan Securities LLC, joint open agreement dated 10/15/2019 (collateralized by domestic agency mortgage-backed securities and a U.S. Treasury obligation valued at $408,000,105; 0.28% - 8.13%; 04/25/2021 - 02/25/2051)(f)	0.05%	-	-	275,000,000
J.P. Morgan Securities LLC, open agreement dated 05/22/2019 (collateralized by a U.S. government sponsored agency obligation and domestic agency mortgage-backed securities valued at $255,000,000; 2.00% - 7.00%; 11/01/2026 - 03/01/2051)(f)	0.04%	-	-	250,000,000
Lloyds Bank PLC, joint term agreement dated 01/22/2021, aggregate maturing value of $500,200,000 (collateralized by U.S. Treasury obligations valued at $510,022,417; 1.50% - 6.00%; 12/31/2023 - 09/30/2026)	0.16%	04/26/2021	140,056,000	140,000,000
Lloyds Bank PLC, joint term agreement dated 01/27/2021, aggregate maturing value of $500,186,667 (collateralized by U.S. Treasury obligations valued at $509,777,929; 1.50% - 6.00%; 05/15/2021 - 08/15/2043)	0.16%	04/23/2021	100,037,333	100,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/24/2021, aggregate maturing value of $317,510,504 (collateralized by U.S. Treasury obligations valued at $328,491,333; 0.00% - 0.13%; 12/31/2022 -11/15/2045)(e)	0.06%	03/03/2021	170,002,233	170,000,250
Mitsubishi UFJ Trust & Banking Corp., agreement dated 02/26/2021, maturing value of $300,000,500 (collateralized by domestic agency mortgage-backed securities valued at $306,000,001; 0.41% - 0.82%; 04/15/2036 -02/20/2049)	0.02%	03/01/2021	300,000,500	300,000,000
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/24/2021, aggregate maturing value of $1,005,259,773 (collateralized by U.S. Treasury obligations valued at $1,026,464,724; 1.13% - 1.50%; 02/28/2025 -02/15/2030)(e)	0.05%	03/03/2021	434,841,728	434,837,500
Prudential Insurance Co. of America, agreement dated 02/26/2021, maturing value of $513,922,141 (collateralized by U.S. Treasury obligations valued at $532,632,970; 0.00%; 02/15/2026 - 11/15/2043)	0.05%	03/01/2021	513,922,141	513,920,000
Prudential Legacy Insurance Company of New Jersey, agreement dated 02/26/2021, maturing value of $38,625,161 (collateralized by a U.S. Treasury obligation valued at $39,594,000; 0.00%; 08/15/2033)	0.05%	03/01/2021	38,625,161	38,625,000
RBC Capital Markets LLC, joint term agreement dated 02/26/2021, aggregate maturing value of $1,250,000,000 (collateralized by a foreign corporate obligation, domestic agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $1,275,000,266; 0.13% - 9.68%; 02/28/2021 - 08/20/2065)(b)(e)	0.13%	04/28/2021	920,000,000	920,000,000
RBC Dominion Securities Inc., joint agreement dated 02/26/2021, aggregate maturing value of $2,000,005,000 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $2,040,000,034; 0.00% - 6.25%; 02/28/2021 - 02/01/2051)	0.03%	03/01/2021	1,460,003,650	1,460,000,000
Societe Generale, joint open agreement dated 08/05/2020 (collateralized by U.S. Treasury obligations valued at $1,530,000,094; 0.00% - 8.13%; 02/28/2021 - 05/15/2050)(f)	0.03%	-	-	320,000,000
TD Securities (USA) LLC, term agreement dated 02/24/2021, maturing value of $100,000,778 (collateralized by U.S. Treasury obligations valued at $102,000,077; 1.63% - 5.50%; 08/15/2028 - 11/15/2050)(e)	0.04%	03/03/2021	100,000,778	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                    Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Wells Fargo Securities, LLC, agreement dated 02/26/2021, maturing value of $500,001,250 (collateralized by domestic agency mortgage-backed securities valued at $510,000,001; 1.50% - 5.00%; 11/01/2031 - 03/01/2051)	0.03%	03/01/2021	$500,001,250	$500,000,000

Total Repurchase Agreements (Cost $15,729,386,218)				15,729,386,218

TOTAL INVESTMENTS IN SECURITIES(g) -102.75% (Cost $39,395,353,441)				39,395,353,441

OTHER ASSETS LESS LIABILITIES-(2.75)%				(1,056,001,363)

NET ASSETS-100.00%				$38,339,352,078

Investment Abbreviations:

LIBOR	-London Interbank Offered Rate
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2021.
(c)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2021.

(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(g)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/2021

1-7	36.9%
8-30	11.7
31-60	13.1
61-90	9.0
91-180	7.1
181+	22.2

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                    Short-Term Investments Trust

Schedule of Investments

February 28, 2021

(Unaudited)

Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-106.00%
U.S. Treasury Bills-87.64%(a)
U.S. Treasury Bills	0.02%-0.09%	03/02/2021	$62,000	$ 61,999,887
U.S. Treasury Bills	0.09%-0.12%	03/04/2021	40,000	39,999,692
U.S. Treasury Bills	0.03%-0.09%	03/09/2021	73,700	73,698,897
U.S. Treasury Bills	0.07%-0.13%	03/11/2021	40,000	39,998,962
U.S. Treasury Bills	0.03%-0.08%	03/16/2021	80,000	79,997,958
U.S. Treasury Bills	0.08%	03/18/2021	20,000	19,999,292
U.S. Treasury Bills	0.08%-0.12%	03/23/2021	35,000	34,997,922
U.S. Treasury Bills	0.09%	03/25/2021	15,000	14,999,100
U.S. Treasury Bills	0.03%-0.12%	03/30/2021	103,000	102,995,151
U.S. Treasury Bills	0.10%	04/01/2021	46,000	45,996,237
U.S. Treasury Bills	0.04%	04/06/2021	35,000	34,998,775
U.S. Treasury Bills	0.02%-0.11%	04/08/2021	45,000	44,997,625
U.S. Treasury Bills	0.04%-0.09%	04/13/2021	40,000	39,997,671
U.S. Treasury Bills	0.02%-0.10%	04/20/2021	70,000	69,996,500
U.S. Treasury Bills	0.12%-0.14%	04/22/2021	25,000	24,995,667
U.S. Treasury Bills	0.04%-0.09%	04/27/2021	40,000	39,996,708
U.S. Treasury Bills	0.11%	04/29/2021	15,000	14,997,296
U.S. Treasury Bills	0.03%-0.09%	05/04/2021	15,000	14,998,688
U.S. Treasury Bills	0.07%-0.11%	05/06/2021	20,000	19,996,792
U.S. Treasury Bills	0.04%-0.09%	05/13/2021	42,000	41,996,238
U.S. Treasury Bills	0.04%-0.18%	05/20/2021	25,000	24,994,789
U.S. Treasury Bills	0.05%-0.10%	06/01/2021	36,500	36,493,247
U.S. Treasury Bills	0.04%-0.09%	06/10/2021	20,000	19,996,283
U.S. Treasury Bills	0.09%	06/24/2021	10,000	9,997,125
U.S. Treasury Bills	0.10%	07/01/2021	40,000	39,986,444
U.S. Treasury Bills	0.09%	07/08/2021	15,000	14,995,162
U.S. Treasury Bills	0.16%	07/15/2021	7,000	6,995,901
U.S. Treasury Bills	0.10%	07/22/2021	20,000	19,992,453
U.S. Treasury Bills	0.07%	08/05/2021	5,000	4,998,474
U.S. Treasury Bills	0.06%	08/19/2021	12,000	11,996,751
U.S. Treasury Bills	0.05%	08/26/2021	10,000	9,997,775
U.S. Treasury Bills	0.14%	09/09/2021	5,000	4,996,267
U.S. Treasury Bills	0.14%	10/07/2021	5,000	4,995,722
U.S. Treasury Bills	0.14%	11/04/2021	15,000	14,986,050
U.S. Treasury Bills	0.11%	12/30/2021	10,000	9,990,711
U.S. Treasury Bills	0.09%	01/27/2022	3,000	2,997,510
U.S. Treasury Bills	0.06%	02/24/2022	10,000	9,994,000
				1,110,059,722

U.S. Treasury Notes-18.36%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	0.18%	04/30/2021	7,000	6,999,982
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.22%)(b)	0.26%	07/31/2021	15,000	14,998,352
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.30%)(b)	0.34%	10/31/2021	36,500	36,511,751

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                    Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes-(continued)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	0.19%	01/31/2022	$30,000	$29,981,531

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)(b)	0.15%	04/30/2022	55,000	55,018,696

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.10%	07/31/2022	22,000	22,001,850

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.10%	10/31/2022	45,000	44,997,957

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	0.09%	01/31/2023	6,000	6,000,311

U.S. Treasury Notes	2.25%	03/31/2021	16,000	16,026,186

				232,536,616

TOTAL INVESTMENTS IN SECURITIES-106.00% (Cost $ 1,342,596,338)				1,342,596,338

OTHER ASSETS LESS LIABILITIES-(6.00)%				(76,044,088)

NET ASSETS-100.00%				$1,266,552,250

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2021.

Portfolio Composition by Maturity

In days, as of 02/28/2021

1-7	7.6%
8-30	27.4
31-60	24.8
61-90	8.1
91-180	14.1
181+	18.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                    Short-Term Investments Trust

Schedule of Investments

February 28, 2021

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-99.85%
Alabama-4.11%
Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC - Swedbank AB)(a)(b)(c)	0.08%	07/01/2040	$6,805	$6,805,000

Arizona-3.34%
Casa Grande (City of), AZ Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD RB (CEP - FNMA)(b)	0.04%	06/15/2031	2,685	2,685,000
Sierra Vista (City of), AZ Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD RB (CEP - FNMA)(b)	0.04%	06/15/2031	2,845	2,845,000
				5,530,000

California-1.81%
California (State of) Educational Facilities Authority (Stanford University); Series 2021, Tax Exempt Commercial Paper Notes	0.07%	04/06/2021	3,000	3,000,000

Colorado-0.61%
Boulder (County of), CO (Imagine!); Series 2006, VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.13%	02/01/2031	1,010	1,010,000

Delaware-2.41%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.04%	09/01/2036	2,780	2,780,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.05%	05/01/2036	1,215	1,215,000
				3,995,000

District of Columbia-4.50%
District of Columbia (Medlantic/Helix); Series 1998 A, VRD RB (LOC - TD Bank N.A.)(b)(c)	0.03%	08/15/2038	1,345	1,345,000
Metropolitan Washington Airports Authority; Subseries 2010 C-2, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.02%	10/01/2039	6,110	6,110,000
				7,455,000

Florida-4.19%
Palm Beach (County of), FL (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	0.08%	11/01/2036	2,725	2,725,000
Palm Beach (County of), FL (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	0.03%	07/01/2032	2,400	2,400,000
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.02%	07/01/2037	1,825	1,825,000
				6,950,000

Georgia-4.87%
Atlanta (City of), GA Georgia Development Authority (Perkins + Will, Inc.); Series 2010, VRD RB (LOC - BMO Harris Bank N.A.)(b)(c)	0.04%	11/01/2030	2,155	2,155,000
Monroe (County of), GA Development Authority (Oglethorpe Power Corp. Scherer);
Series 2009 A, VRD PCR (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.03%	01/01/2030	2,420	2,420,000
Series 2010 A, Ref. VRD PCR (LOC - Truist Bank)(b)(c)	0.11%	01/01/2036	3,500	3,500,000
				8,075,000

Illinois-5.33%
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(b)	0.01%	12/01/2046	5,730	5,730,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	0.03%	01/01/2037	2,100	2,100,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                    Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC - U.S. Bank N.A.)(b)(c)	0.04%	10/01/2033	$1,000	$1,000,000
				8,830,000

Indiana-8.48%
Huntington (City of), IN (Huntington University); Series 2007, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.08%	08/01/2037	4,660	4,660,000
Indiana (State of) Finance Authority (Ispat Inland, Inc.); Series 2005, Ref. VRD RB (LOC - Rabobank Nederland)(a)(b)(c)	0.08%	06/01/2035	5,495	5,495,000
Purdue University; Series 2011 A, VRD COP(b)	0.01%	07/01/2035	3,900	3,900,000
				14,055,000

Louisiana-2.77%
Louisiana (State of) Offshore Terminal Authority Deepwater Port (Loop LLC); Series 2013 B, Ref. VRD RB (LOC - JPMorgan Chase Bank, N.A.)(b)(c)	0.03%	09/01/2033	910	910,000
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	0.02%	07/01/2047	3,690	3,690,000
				4,600,000

Maryland-5.19%
Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Hospital); Series 2021 B, Commercial Paper Notes	0.14%	05/07/2021	4,500	4,500,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical); Series 2008E, VRD RB (LOC - Bank of Montreal)(b)(c)	0.01%	07/01/2041	2,600	2,600,000
Montgomery (County of), MD; Series 2021 B, Commercial Paper Notes	0.08%	05/05/2021	1,500	1,500,000
				8,600,000

Massachusetts-2.61%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC - TD Bank N.A.)(b)(c)	0.03%	10/01/2038	2,830	2,830,000
Massachusetts (State of) Transportation Trust Fund; Series 2010 A-1, VRD RB (LOC - Citibank N.A.)(b)(c)	0.02%	01/01/2037	1,500	1,500,000
				4,330,000

Michigan-3.53%
Kent (County of), MI Hospital Finance Authority (Spectrum Health System); Series 2008 C, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	0.03%	01/15/2026	1,420	1,420,000
Michigan State University Board of Trustees;
Series 2000 A-1, VRD RB(b)	0.06%	08/15/2030	3,415	3,415,000
Series 2000 A-2, VRD RB(b)	0.06%	08/15/2030	1,010	1,010,000
				5,845,000

Minnesota-5.35%
Burnsville (City of), MN (Bridgeway Apartments L.P.); Series 2003, Ref. VRD RB (CEP - FNMA)(b)	0.11%	10/15/2033	1,175	1,175,000
Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP - FHLMC)(b)	0.03%	11/01/2035	3,610	3,610,000
St. Paul (City of), MN Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD RB (CEP - FHLMC)(b)	0.03%	10/01/2033	4,085	4,085,000
				8,870,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                    Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Mississippi-4.73%
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.);
Series 2010 C, VRD IDR(b)	0.03%	12/01/2030	$585	$585,000
Series 2010 E, VRD IDR(b)	0.03%	12/01/2030	6,250	6,250,000
Series 2010 B, VRD IDR(b)	0.03%	12/01/2030	1,000	1,000,000
				7,835,000

Missouri-0.77%
Bridgeton (City of), MO IDA (Stolze Printing); Series 2010, VRD RB (LOC - FHLB of Chicago)(b)(c)	0.04%	11/01/2037	715	715,000
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC - FHLB of Chicago)(b)(c)	0.10%	08/01/2038	565	565,000
				1,280,000

New York-1.72%
New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC - Mizuho Bank Ltd.)(a)(b)(c)	0.02%	05/01/2039	2,850	2,850,000

North Carolina-1.51%
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 1992 A, VRD RB(b)	0.02%	06/01/2027	1,285	1,285,000
North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1991 B, VRD RB(b)	0.01%	12/01/2021	1,220	1,220,000
				2,505,000

Ohio-1.76%
Lorain (County of), OH Port Authority (St. Ignatius High School); Series 2008, VRD RB (LOC - U.S. Bank N.A.)(b)(c)	0.04%	08/02/2038	2,925	2,925,000

Pennsylvania-2.81%
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.04%	06/01/2037	2,095	2,095,000
Haverford Township School District; Series 2009, VRD GO Bonds (LOC - TD Bank N.A.)(b)(c)	0.03%	03/01/2030	1,885	1,885,000
Lebanon (County of), PA Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.04%	10/15/2025	380	380,000
Ridley School District; Series 2009, VRD GO Bonds (LOC - TD Bank N.A.)(b)(c)	0.03%	11/01/2029	305	305,000
				4,665,000

Rhode Island-2.65%
Rhode Island Health & Educational Building Corp. (Brown University); Series 2003 B, VRD RB(b)	0.02%	09/01/2043	4,400	4,400,000

Texas-12.02%
Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.04%	02/15/2042	1,285	1,285,000
Houston (City of) TX; Series 2021 E-2, Commercial Paper Notes	0.06%	03/03/2021	3,500	3,500,000
Houston (City of), TX (Combined Utility System); Series 2004 B-3, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.03%	05/15/2034	1,950	1,950,000
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.05%	04/01/2026	2,320	2,320,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD RB (CEP - FHLMC)(b)	0.10%	05/01/2042	2,860	2,860,000
Texas A&M University System Board of Regents;
Series 2021 B, Commercial Paper Notes	0.24%	05/05/2021	400	400,000
Series 2021 B, Commercial Paper Notes	0.10%	07/06/2021	4,500	4,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                    Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
University of Texas System Board of Regents;
Series 2008 B, VRD RB(b)	0.01%	08/01/2025	$2,115	$2,115,000
Series 2021 A, Commercial Paper Notes	0.08%	07/07/2021	1,000	1,000,000
				19,930,000

Virginia-2.47%
Norfolk (City of), VA; Series 2007, VRD GO Bonds(b)	0.03%	08/01/2037	4,100	4,100,000

Washington-4.11%
Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD RB (LOC - FHLB of San Francisco)(b)(c)	0.03%	09/01/2049	3,375	3,375,000
Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD RB (LOC - FHLB of San Francisco)(b)(c)	0.03%	11/01/2047	3,445	3,445,000
				6,820,000

West Virginia-4.17%
Cabell (County of), WV (Provident Group - Marshall Properties LLC - Marshall University); Series 2010 A, VRD RB (LOC - Bank of America N.A.)(b)(c)	0.03%	07/01/2039	845	845,000
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008 B, Ref. VRD RB (LOC - Branch Banking & Trust Co.)(b)(c)	0.11%	01/01/2034	6,060	6,060,000
				6,905,000

Wisconsin-2.03%
Lima (Town of), WI (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD RB (LOC - FHLB of Chicago)(b)(c)	0.04%	10/01/2042	3,365	3,365,000
TOTAL INVESTMENTS IN SECURITIES(d)(e) -99.85% (Cost $165,530,000)				165,530,000
OTHER ASSETS LESS LIABILITIES-0.15%				243,257
NET ASSETS-100.00%				$165,773,257

Investment Abbreviations:
CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corp.
FNMA	- Federal National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
LOC	- Letter of Credit
PCR	- Pollution Control Revenue Bonds
RB	- Revenue Bonds
Ref.	- Refunding
VRD	- Variable Rate Demand

Notes to Schedule of Investments:

(a)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 6.6%; other countries less than 5% each: 7.4%.

(b)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2021.

(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)	Also represents cost for federal income tax purposes.
(e)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                    Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Tax-Free Cash Reserve Portfolio

Entities	Percentage
Federal Home Loan Banks	6.9%
Federal Home Loan Mortgage Corporation	6.4
Truist Financial Corp.	5.8

Portfolio Composition by Maturity

In days, as of 02/28/2021

1-7	91.0%
8-30	0.0
31-60	1.8
61-90	3.9
91-180	3.3
181+	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                    Short-Term Investments Trust

Statements of Assets and Liabilities

February 28, 2021

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio

Assets:
Investments in securities, at value	$2,117,429,727	$143,271,436	$11,644,277,697	$23,665,967,223	$1,342,596,338	$165,530,000

Repurchase agreements, at value and cost	648,125,071	64,579,159	9,568,548,509	15,729,386,218	-	-

Receivable for:
Investments sold	-	-	25,000,000	71,000,000	-	920,040

Interest	360,884	11,878	6,766,480	11,782,286	182,480	7,709

Fund expenses absorbed	-	-	-	-	-	68,432

Investment for trustee deferred compensation and retirement plans	3,779,351	1,028,681	2,262,445	1,028,312	114,823	358,492

Other assets	154,721	258,724	736,062	1,495,294	85,448	60,810

Total assets	2,769,849,754	209,149,878	21,247,591,193	39,480,659,333	1,342,979,089	166,945,483

Liabilities:
Payable for:
Investments purchased	-	-	-	904,455,408	76,064,404	-

Amount due custodian	180	-	140,552,952	231,075,688	67,533	728,024

Dividends	36,744	1,782	162,282	896,281	8,602	1,324

Accrued fees to affiliates	567,714	12,657	1,953,630	1,971,383	75,867	33,168

Accrued trustees’ and officers’ fees and benefits	7,569	3,857	14,615	18,230	2,533	1,660

Accrued operating expenses	14,163	38,338	148,914	1,548,372	75,624	26,321

Trustee deferred compensation and retirement plans	4,063,553	1,097,081	2,599,734	1,341,893	132,276	381,729

Total liabilities	4,689,923	1,153,715	145,432,127	1,141,307,255	76,426,839	1,172,226

Net assets applicable to shares outstanding	$2,765,159,831	$207,996,163	$21,102,159,066	$38,339,352,078	$1,266,552,250	$165,773,257

Net assets consist of:
Shares of beneficial interest	$2,764,713,876	$207,223,380	$21,101,394,599	$38,339,068,857	$1,266,601,377	$165,897,303

Distributable earnings (loss)	445,955	772,783	764,467	283,221	(49,127)	(124,046)

	$2,765,159,831	$207,996,163	$21,102,159,066	$38,339,352,078	$1,266,552,250	$165,773,257

Net Assets:
Institutional Class	$2,758,308,572	$206,121,791	$18,981,135,230	$35,924,791,995	$1,150,981,367	$126,888,084

Private Investment Class	$3,134,406	$744,434	$351,293,472	$512,474,804	$15,536,281	$10,319,666

Personal Investment Class	$10,250	$395,364	$315,719,198	$7,422,402	$605,815	$1,116,886

Cash Management Class	$2,927,989	$503,840	$442,403,317	$498,258,486	$252,984	$4,575,862

Reserve Class	$277,705	$87,033	$485,133,860	$478,919,695	$91,507,711	$21,373,162

Resource Class	$362,237	$122,597	$40,039,862	$185,891,029	$150,068	$1,489,318

Corporate Class	$38,671	$21,104	$486,334,119	$96,836,477	$7,518,024	$10,279

CAVU Securities Class	$100,001	$-	$100,008	$634,757,190	$-	$-

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                    Short-Term Investments Trust

Statements of Assets and Liabilities–(continued)

February 28, 2021

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio

Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	2,757,167,721	206,117,265	18,979,770,054	35,924,417,645	1,150,974,645	126,868,501

Private Investment Class	3,133,125	744,417	351,261,032	512,466,911	15,536,214	10,318,073

Personal Investment Class	10,246	395,360	315,695,392	7,422,264	605,815	1,116,714

Cash Management Class	2,926,792	503,834	442,370,045	498,252,236	252,983	4,575,156

Reserve Class	277,591	87,032	485,088,911	478,913,917	91,506,727	21,369,863

Resource Class	362,089	122,596	40,034,462	185,889,237	150,068	1,489,088

Corporate Class	38,656	21,104	486,286,532	96,836,212	7,517,998	10,277

CAVU Securities Class	99,960	-	100,000	634,757,144	-	-

Net asset value, offering and redemption price per share for each class	$1.0004	$1.0000	$1.00	$1.00	$1.00	$1.00

Cost of Investments	$2,765,260,749	$207,849,938	$21,212,826,206	$39,395,353,441	$1,342,596,338	$165,530,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                    Short-Term Investments Trust

Statements of Operations

For the six months ended February 28, 2021

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio

Investment income:
Interest	$3,114,267	$205,350	$15,938,058	$24,561,173	$954,898	$95,884

Expenses:
Advisory fees	1,850,069	185,061	15,323,773	16,289,449	874,963	182,104

Administrative services fees	545,921	56,642	4,551,132	7,209,250	316,042	40,736

Custodian fees	7,119	6,086	702,107	932,303	13,041	905

Distribution fees:
Private Investment Class	4,892	1,702	572,042	823,736	19,435	13,122

Personal Investment Class	27	1,078	789,399	27,423	1,996	6,842

Cash Management Class	1,165	200	155,651	178,592	109	1,958

Reserve Class	1,199	375	2,298,701	1,892,884	282,610	111,967

Resource Class	361	97	261,431	107,992	124	2,046

Corporate Class	6	3	73,713	5,221	1,407	2

Transfer agent fees	111,004	11,104	919,426	1,466,050	62,010	8,195

Trustees’ and officers’ fees and benefits	35,716	12,709	240,705	361,622	25,713	12,170

Registration and filing fees	45,032	47,421	14,508	62,163	42,941	51,225

Reports to shareholders	10,009	7,561	19,253	79,245	8,392	28,785

Professional services fees	19,483	14,513	60,545	104,404	17,691	14,018

Other	41,239	21,045	117,545	210,126	25,170	7,583

Total expenses	2,673,242	365,597	26,099,931	29,750,460	1,691,644	481,658

Less: Fees waived and expenses reimbursed	(452,129)	(172,654)	(11,353,309)	(8,932,108)	(809,763)	(394,962)

Net expenses	2,221,113	192,943	14,746,622	20,818,352	881,881	86,696

Net investment income	893,154	12,407	1,191,436	3,742,821	73,017	9,188

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities	(3,927)	553	180,981	265,130	46,613	—

Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(365,580)	(1,909)	—	—	—	—

Net realized and unrealized gain (loss)	(369,507)	(1,356)	180,981	265,130	46,613	—

Net increase in net assets resulting from operations	$523,647	$11,051	$1,372,417	$4,007,951	$119,630	$9,188

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                    Short-Term Investments Trust

Statements of Changes in Net Assets

For the six months ended February 28, 2021 and the year ended August 31, 2020

(Unaudited)

	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio
	February 28,	August 31,	February 28,	August 31,
	2021	2020	2021	2020

Operations:
Net investment income	$893,154	$29,970,218	$12,407	$5,414,497

Net realized gain (loss)	(3,927)	(15,623)	553	78

Change in net unrealized appreciation (depreciation)	(365,580)	45,074	(1,909)	(41,714)

Net increase in net assets resulting from operations	523,647	29,999,669	11,051	5,372,861

Distributions to shareholders from distributable earnings:
Institutional Class	(892,725)	(29,817,713)	(12,288)	(5,392,900)

Private Investment Class	(166)	(36,868)	(58)	(11,032)

Personal Investment Class	(2)	(74)	(21)	(2,832)

Cash Management Class	(208)	(107,505)	(26)	(5,280)

Reserve Class	(14)	(1,504)	(5)	(1,098)

Resource Class	(19)	(3,570)	(7)	(1,140)

Corporate Class	(10)	(2,984)	(2)	(215)

CAVU Securities Class	(10)	-	-	-

Total distributions from distributable earnings	(893,154)	(29,970,218)	(12,407)	(5,414,497)

Share transactions-net:
Institutional Class	200,246,753	114,142,968	(114,629,963)	(331,356,151)

Private Investment Class	(406,836)	(1,176,345)	(531,782)	(71,436)

Personal Investment Class	-	-	19	(45,201)

Cash Management Class	(18,649)	(6,335,509)	7	(96,257)

Reserve Class	(495)	(24,329)	(18,405)	(167,883)

Resource Class	(3,355)	2,906	6	(674)

Corporate Class	12	(287,979)	2	251

CAVU Securities Class	100,000	-	-	-

Net increase (decrease) in net assets resulting from share transactions	199,917,430	106,321,712	(115,180,116)	(331,737,351)

Net increase (decrease) in net assets	199,547,923	106,351,163	(115,181,472)	(331,778,987)

Net assets:
Beginning of period	2,565,611,908	2,459,260,745	323,177,635	654,956,622

End of period	$2,765,159,831	$2,565,611,908	$207,996,163	$323,177,635

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                    Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the six months ended February 28, 2021 and the year ended August 31, 2020

(Unaudited)

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	February 28,	August 31,	February 28,	August 31,
	2021	2020	2021	2020

Operations:
Net investment income	$1,191,436	$163,580,411	$3,742,821	$264,467,683

Net realized gain (loss)	180,981	139,394	265,130	(189,477)

Net increase in net assets resulting from operations	1,372,417	163,719,805	4,007,951	264,278,206

Distributions to shareholders from distributable earnings:
Institutional Class	(1,070,356)	(146,246,982)	(3,571,291)	(254,196,609)

Private Investment Class	(19,241)	(3,446,279)	(49,414)	(4,200,784)

Personal Investment Class	(14,483)	(2,137,800)	(826)	(89,620)

Cash Management Class	(19,641)	(3,199,903)	(41,568)	(2,683,953)

Reserve Class	(26,659)	(1,117,598)	(40,854)	(1,290,595)

Resource Class	(16,339)	(4,967,684)	(12,409)	(1,599,458)

Corporate Class	(24,715)	(2,664,191)	(4,034)	(439,777)

CAVU Securities Class	(2)	-	(22,425)	-

Total distributions from distributable earnings	(1,191,436)	(163,780,437)	(3,742,821)	(264,500,796)

Share transactions-net:
Institutional Class	(234,871,298)	498,579,949	5,665,406,437	256,030,543

Private Investment Class	(71,540,917)	(83,191,362)	(69,612,598)	49,500,711

Personal Investment Class	33,894,138	(78,430,874)	(6,107,601)	(2,461,469)

Cash Management Class	70,435,022	(24,723,778)	66,777,783	66,475,768

Reserve Class	(96,559,917)	292,043,533	77,477,855	103,651,946

Resource Class	(595,640,413)	3,118,922	42,742,283	(37,467,649)

Corporate Class	(647,327,935)	704,514,058	65,568,457	(9,080,725)

CAVU Securities Class	100,000	-	634,757,144	-

Net increase (decrease) in net assets resulting from share transactions	(1,541,511,320)	1,311,910,448	6,477,009,760	426,649,125

Net increase (decrease) in net assets	(1,541,330,339)	1,311,849,816	6,477,274,890	426,426,535

Net assets:
Beginning of period	22,643,489,405	21,331,639,589	31,862,077,188	31,435,650,653

End of period	$21,102,159,066	$22,643,489,405	$38,339,352,078	$31,862,077,188

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                    Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the six months ended February 28, 2021 and the year ended August 31, 2020

(Unaudited)

	Invesco Treasury Obligations Portfolio		Invesco Tax-Free Cash Reserve Portfolio
	February 28,	August 31,	February 28,	August 31,
	2021	2020	2021	2020

Operations:
Net investment income	$73,017	$10,091,353	$9,188	$1,534,657

Net realized gain (loss)	46,613	(57,411)	-	-

Net increase in net assets resulting from operations	119,630	10,033,942	9,188	1,534,657

Distributions to shareholders from distributable earnings:
Institutional Class	(68,400)	(9,782,969)	(6,853)	(1,172,112)

Private Investment Class	(786)	(65,930)	(530)	(106,524)

Personal Investment Class	(37)	(898)	(126)	(7,119)

Cash Management Class	(15)	(16,009)	(248)	(177,298)

Reserve Class	(3,296)	(212,244)	(1,299)	(50,307)

Resource Class	(9)	(1,150)	(130)	(21,222)

Corporate Class	(474)	(12,153)	(2)	(75)

Total distributions from distributable earnings	(73,017)	(10,091,353)	(9,188)	(1,534,657)

Share transactions-net:
Institutional Class	(219,272,329)	325,218,196	(24,109,155)	(10,043,247)

Private Investment Class	1,111,947	4,941,082	184,836	(10,353,451)

Personal Investment Class	(135,955)	630,111	(2,466,678)	1,041,703

Cash Management Class	(87,653)	(1,553,674)	(914,017)	(21,806,010)

Reserve Class	36,920,232	(123,709)	(5,450,128)	6,820,117

Resource Class	8	16,515	(1,514,728)	1,886,657

Corporate Class	(2,924,417)	10,431,998	-	85

Net increase (decrease) in net assets resulting from share transactions	(184,388,167)	339,560,519	(34,269,870)	(32,454,146)

Net increase (decrease) in net assets	(184,341,554)	339,503,108	(34,269,870)	(32,454,146)

Net assets:
Beginning of period	1,450,893,804	1,111,390,696	200,043,127	232,497,273

End of period	$1,266,552,250	$1,450,893,804	$165,773,257	$200,043,127

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                    Short-Term Investments Trust

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Institutional Class

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses)								to average		to average net		Ratio of net
	Net asset		on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense		and/or expense		to average
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000’s omitted)	absorbed		absorbed		net assets
Invesco Liquid Assets Portfolio
Six months ended 02/28/21	$1.0006	$0.0004	$(0.0002)	$0.0002	$(0.0004)	$-	$(0.0004)	$1.0004	0.02%	$2,758,309	0.18	%(c)	0.22	%(c)	0.07	%(c)
Year ended 08/31/20	1.0004	0.0126	(0.0006)	0.0120	(0.0118)	-	(0.0118)	1.0006	1.20	2,558,430	0.18		0.22		1.26
Year ended 08/31/19	1.0004	0.0237	0.0000	0.0237	(0.0237)	-	(0.0237)	1.0004	2.39	2,444,253	0.18		0.22		2.37
Year ended 08/31/18	1.0002	0.0173	(0.0011)	0.0162	(0.0160)	-	(0.0160)	1.0004	1.63	2,343,453	0.18		0.23		1.73
Year ended 08/31/17	1.00	0.0051	0.0036	0.0087	(0.0080)	(0.0005)	(0.0085)	1.0002	0.84	296,174	0.18		0.26		0.51
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.33	10,421,616	0.15		0.18		0.34
Invesco STIC Prime Portfolio
Six months ended 02/28/21	1.0000	0.0001	(0.0000)	0.0001	(0.0001)	-	(0.0001)	1.0000	0.01	206,122	0.16	(c)	0.29	(c)	0.01	(c)
Year ended 08/31/20	1.0001	0.0116	(0.0012)	0.0104	(0.0105)	-	(0.0105)	1.0000	1.05	320,753	0.18		0.26		1.16
Year ended 08/31/19	1.0001	0.0226	0.0001	0.0227	(0.0227)	-	(0.0227)	1.0001	2.29	652,151	0.18		0.25		2.26
Year ended 08/31/18	1.0000	0.0155	(0.0002)	0.0153	(0.0152)	-	(0.0152)	1.0001	1.54	524,792	0.18		0.27		1.55
Year ended 08/31/17	1.00	0.0062	0.0007	0.0069	(0.0069)	-	(0.0069)	1.0000	0.70	423,931	0.18		0.27		0.62
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.26	1,607,867	0.14		0.20		0.26
Invesco Treasury Portfolio
Six months ended 02/28/21	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	18,981,135	0.15	(c)	0.21	(c)	0.01	(c)
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	0.91	19,215,805	0.18		0.21		0.86
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	2.20	18,717,318	0.18		0.21		2.18
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.37	20,231,906	0.18		0.20		1.37
Year ended 08/31/17	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	0.52	22,803,973	0.18		0.20		0.52
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.16	19,868,465	0.14		0.18		0.17
Invesco Government & Agency Portfolio
Six months ended 02/28/21	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	35,924,792	0.13	(c)	0.16	(c)	0.02	(c)
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	(0.00)	(0.01)	1.00	0.95	30,259,136	0.15		0.15		0.85
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	2.22	30,003,319	0.16		0.16		2.20
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.38	22,329,969	0.15		0.15		1.35
Year ended 08/31/17	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.56	27,691,416	0.15		0.15		0.58
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.19	10,716,760	0.14		0.15		0.19
Invesco Treasury Obligations Portfolio
Six months ended 02/28/21	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	1,150,981	0.13	(c)	0.20	(c)	0.01	(c)
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.94	1,370,210	0.18		0.20		0.84
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	2.18	1,045,046	0.18		0.21		2.15
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.35	1,280,336	0.18		0.21		1.34
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.44	1,306,370	0.18		0.22		0.48
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.13	121,149	0.12		0.36		0.13
Invesco Tax-Free Cash Reserve Portfolio
Six months ended 02/28/21	1.00	0.00	-	0.00	(0.00)	-	(0.00)	1.00	0.01	126,888	0.10	(c)	0.38	(c)	0.01	(c)
Year ended 08/31/20	1.00	0.01	-	0.01	(0.01)	-	(0.01)	1.00	0.76	150,997	0.19		0.34		0.76
Year ended 08/31/19	1.00	0.01	-	0.01	(0.01)	-	(0.01)	1.00	1.39	161,039	0.20		0.35		1.38
Year ended 08/31/18	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	1.01	127,662	0.20		0.38		1.01
Year ended 08/31/17	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.56	110,817	0.20		0.37		0.56
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.10	450,792	0.10		0.31		0.12

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)

Ratios are annualized and based on average daily net assets (000’s omitted) of $2,480,247, $246,518, $18,176,866, $31,075,720, $1,297,622 and $137,042 for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                    Short-Term Investments Trust

Notes to Financial Statements

February 28, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Invesco Tax-Free Cash Reserve Portfolio.

Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio and Invesco Government & Agency Portfolio currently offer eight different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class. On December 18, 2020, Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio and Invesco Government & Agency Portfolio began offering CAVU Securities class shares. Invesco STIC Prime Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio currently offer seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, and Invesco Tax-Free Cash Reserve Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations - Invesco Liquid Assets Portfolio’s and Invesco STIC Prime Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is

36                    Short-Term Investments Trust

recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Invesco Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

LIBOR Risk - Certain Funds may invest in financial instruments that utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Although many LIBOR rates will be phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. There remains uncertainty regarding the effect of the LIBOR transition process and therefore any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests

37                    Short-Term Investments Trust

cannot yet be determined. There is no assurance that the composition or characteristics of any alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to the Fund.

K.

Other Risks – Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%
Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%
Invesco Treasury Portfolio	0.15%	0.15%	0.15%
Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%
Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%
Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

For the six months ended February 28, 2021, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%
Invesco STIC Prime Portfolio	0.15%
Invesco Treasury Portfolio	0.15%
Invesco Government & Agency Portfolio	0.10%
Invesco Treasury Obligations Portfolio	0.13%
Invesco Tax-Free Cash Reserve Portfolio	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of

38                    Short-Term Investments Trust

Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class shares for each Fund as shown in the following table (the “expense limits”):

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class	CAVU Securities Class
Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%	0.18%
Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	-
Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%
Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%
Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%	-
Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%	-

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

For the six months ended February 28, 2021, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

Expense Limitation
Invesco Liquid Assets Portfolio	$445,515
Invesco STIC Prime Portfolio	140,069
Invesco Treasury Portfolio	3,560,492
Invesco Government & Agency Portfolio	-
Invesco Treasury Obligations Portfolio	145,759
Invesco Tax-Free Cash Reserve Portfolio	162,705

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

Voluntary fee waivers for the six months ended February 28, 2021 are shown below:

	Fund Level	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Invesco Liquid Assets Portfolio	$ 1,056	$ 3,855	$ 25	$ 316	$ 1,113	$ 248	$ 1
Invesco STIC Prime Portfolio	29,130	1,702	1,078	200	375	97	3
Invesco Treasury Portfolio	3,669,472	568,599	786,770	152,411	2,294,148	255,904	65,513
Invesco Government & Agency Portfolio	5,926,130	813,081	27,179	170,566	1,885,235	105,261	4,656
Invesco Treasury Obligations Portfolio	358,522	19,398	1,994	108	282,476	124	1,382
Invesco Tax-Free Cash Reserve Portfolio	96,319	13,122	6,842	1,958	111,968	2,046	2

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2021, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2021, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment

39                    Short-Term Investments Trust

Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2021, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2021, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Invesco Liquid Assets Portfolio	$51,476,404	$63,220,429	$-
Invesco STIC Prime Portfolio	6,690,224	6,470,000	-
Invesco Tax-Free Cash Reserve Portfolio	60,797,279	79,468,553	-

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

40                    Short-Term Investments Trust

NOTE 6–Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had a capital loss carryforward as of August 31, 2020, as follows:

Fund	Not Subject to Expiration	Total*
Invesco Liquid Assets Portfolio	$15,623	$15,623
Invesco Government & Agency Portfolio	189,476	189,476
Invesco Treasury Obligations Portfolio	59,505	59,505
Invesco Tax-Free Cash Reserve Portfolio	19,092	19,092

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At February 28, 2021
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Invesco Liquid Assets Portfolio	$2,765,260,749	$298,965	$(4,916)	$294,049
Invesco STIC Prime Portfolio	207,849,938	710	(53)	657
Invesco Treasury Portfolio	21,212,842,178	-	(15,972)	(15,972)
Invesco Treasury Obligations Portfolio	1,342,620,029	-	(23,691)	(23,691)

*

For Invesco Treasury Portfolio and Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Government & Agency Portfolio and Invesco Tax-Free Cash Reserve Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 9–Share Information

Invesco Liquid Assets Portfolio

	Summary of Share Activity
	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount
Sold:

Institutional Class	8,365,748,460	$8,369,320,010	15,429,264,962	$15,436,049,996
Private Investment Class	371,714	371,900	556,769	556,939
Cash Management Class	137	137	57,447,877	57,471,129
Reserve Class	6,289	6,292	64,898	64,918
Resource Class	-	-	601	601
Corporate Class	2	2	172,360	172,517
CAVU Securities Class(b)	99,960	100,000	-	-

41                    Short-Term Investments Trust

NOTE 9–Share Information–(continued)

	Summary of Share Activity
	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:

Institutional Class	175,660	$175,741	6,416,422	$6,418,790
Private Investment Class	112	112	32,532	32,543
Cash Management Class	208	208	81,549	81,575
Reserve Class	14	14	1,504	1,504
Resource Class	19	19	3,570	3,570
Corporate Class	10	10	2,984	2,984

Reacquired:

Institutional Class	(8,165,751,696)	(8,169,248,998)	(15,321,899,211)	(15,328,325,818)
Private Investment Class	(778,496)	(778,848)	(1,765,341)	(1,765,827)
Cash Management Class	(18,987)	(18,994)	(63,868,033)	(63,888,213)
Reserve Class	(6,798)	(6,801)	(90,719)	(90,751)
Resource Class	(3,372)	(3,374)	(1,265)	(1,265)
Corporate Class	-	-	(463,261)	(463,480)
Net increase in share activity	199,843,236	$199,917,430	105,958,198	$106,321,712

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 12% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 25% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

(b)	Commencement date of December 18, 2020.

42                    Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco STIC Prime Portfolio

	Summary of Share Activity
	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount
Sold:

Institutional Class	771,985,595	$771,985,595	1,515,191,563	$1,515,273,645
Private Investment Class	9,000	9,000	46,700	46,700
Personal Investment Class	-	-	561	561
Cash Management Class	7,472	7,472	-	-
Reserve Class	1	1	281	281
Resource Class	-	-	182	182
Corporate Class	-	-	36	36

Issued as reinvestment of dividends:

Institutional Class	8,290	8,290	4,489,681	4,489,681
Private Investment Class	57	57	11,032	11,032
Personal Investment Class	19	19	2,832	2,832
Cash Management Class	7	7	3,278	3,278
Reserve Class	4	4	1,098	1,098
Resource Class	6	6	1,140	1,140
Corporate Class	2	2	215	215

Reacquired:

Institutional Class	(886,623,848)	(886,623,848)	(1,851,039,089)	(1,851,119,477)
Private Investment Class	(540,839)	(540,839)	(129,157)	(129,168)
Personal Investment Class	-	-	(48,590)	(48,594)
Cash Management Class	(7,472)	(7,472)	(99,534)	(99,535)
Reserve Class	(18,410)	(18,410)	(169,247)	(169,262)
Resource Class	-	-	(1,996)	(1,996)
Net increase (decrease) in share activity	(115,180,116)	$(115,180,116)	(331,739,014)	$(331,737,351)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 97% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

43                    Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Treasury Portfolio

	Summary of Share Activity
	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount
Sold:

Institutional Class	125,874,033,421	$125,874,033,421	182,665,163,108	$182,665,163,108
Private Investment Class	279,372,087	279,372,087	1,486,970,970	1,486,970,970
Personal Investment Class	758,065,321	758,065,321	2,422,880,087	2,422,880,087
Cash Management Class	467,103,837	467,103,837	861,417,932	861,417,932
Reserve Class	676,508,536	676,508,536	1,819,500,275	1,819,500,275
Resource Class	161,452,985	161,452,985	333,477,473	333,477,473
Corporate Class	2,948,766,705	2,948,766,705	6,641,915,581	6,641,915,581
CAVU Securities Class(b)	100,000	100,000	-	-

Issued as reinvestment of dividends:

Institutional Class	315,420	315,420	45,062,613	45,062,613
Private Investment Class	6,664	6,664	1,524,217	1,524,217
Personal Investment Class	14,391	14,391	2,137,800	2,137,800
Cash Management Class	18,164	18,164	3,199,903	3,199,903
Reserve Class	26,573	26,573	1,117,598	1,117,598
Resource Class	2,187	2,187	377,525	377,525
Corporate Class	15,235	15,235	2,642,981	2,642,981

Reacquired:

Institutional Class	(126,109,220,139)	(126,109,220,139)	(182,211,645,772)	(182,211,645,772)
Private Investment Class	(350,919,668)	(350,919,668)	(1,571,686,549)	(1,571,686,549)
Personal Investment Class	(724,185,574)	(724,185,574)	(2,503,448,761)	(2,503,448,761)
Cash Management Class	(396,686,979)	(396,686,979)	(889,341,613)	(889,341,613)
Reserve Class	(773,095,026)	(773,095,026)	(1,528,574,340)	(1,528,574,340)
Resource Class	(757,095,585)	(757,095,585)	(330,736,076)	(330,736,076)
Corporate Class	(3,596,109,875)	(3,596,109,875)	(5,940,044,504)	(5,940,044,504)
Net increase (decrease) in share activity	(1,541,511,320)	$(1,541,511,320)	1,311,910,448	$1,311,910,448

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 32% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement date of December 18, 2020.

44                    Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Government & Agency Portfolio

	Summary of Share Activity
	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount
Sold:

Institutional Class	106,170,322,604	$106,170,322,604	262,928,153,701	$262,928,153,701
Private Investment Class	718,708,800	718,708,800	2,584,479,157	2,584,479,157
Personal Investment Class	3,426,436	3,426,436	62,737,197	62,737,197
Cash Management Class	324,090,929	324,090,929	657,577,573	657,577,573
Reserve Class	647,890,632	647,890,632	1,172,921,187	1,172,921,187
Resource Class	747,096,515	747,096,515	1,825,896,962	1,825,896,962
Corporate Class	118,817,459	118,817,459	820,373,313	820,373,313
CAVU Securities Class(b)	1,649,734,121	1,649,734,121	-	-

Issued as reinvestment of dividends:

Institutional Class	1,147,871	1,147,871	73,415,945	73,415,945
Private Investment Class	30,131	30,131	3,046,192	3,046,192
Personal Investment Class	684	684	89,620	89,620
Cash Management Class	20,454	20,454	2,363,772	2,363,772
Reserve Class	32,364	32,364	1,290,595	1,290,595
Resource Class	7,240	7,240	1,403,826	1,403,826
Corporate Class	1,105	1,105	26,956	26,956
CAVU Securities Class	516	516	-	-

Reacquired:

Institutional Class	(100,506,064,038)	(100,506,064,038)	(262,745,539,103)	(262,745,539,103)
Private Investment Class	(788,351,529)	(788,351,529)	(2,538,024,638)	(2,538,024,638)
Personal Investment Class	(9,534,721)	(9,534,721)	(65,288,286)	(65,288,286)
Cash Management Class	(257,333,600)	(257,333,600)	(593,465,577)	(593,465,577)
Reserve Class	(570,445,141)	(570,445,141)	(1,070,559,836)	(1,070,559,836)
Resource Class	(704,361,472)	(704,361,472)	(1,864,768,437)	(1,864,768,437)
Corporate Class	(53,250,107)	(53,250,107)	(829,480,994)	(829,480,994)
CAVU Securities Class	(1,014,977,493)	(1,014,977,493)	-	-
Net increase in share activity	6,477,009,760	$6,477,009,760	426,649,125	$426,649,125

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 36% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement date of December 18, 2020.

45                    Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Treasury Obligations Portfolio

	Summary of Share Activity
	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount
Sold:

Institutional Class	1,124,418,886	$1,124,418,886	2,007,630,177	$2,007,630,177
Private Investment Class	6,792,567	6,792,567	17,752,712	17,752,712
Personal Investment Class	1,073,500	1,073,500	12,396,845	12,396,845
Cash Management Class	-	-	38,202,008	38,202,008
Reserve Class	175,671,023	175,671,023	108,199,892	108,199,892
Resource Class	6	6	2,952,538	2,952,538
Corporate Class	109	109	16,000,000	16,000,000

Issued as reinvestment of dividends:

Institutional Class	50,269	50,269	1,687,442	1,687,442
Private Investment Class	782	782	65,930	65,930
Personal Investment Class	37	37	282	282
Cash Management Class	14	14	16,009	16,009
Reserve Class	3,033	3,033	212,244	212,244
Resource Class	2	2	424	424
Corporate Class	474	474	11,998	11,998

Reacquired:

Institutional Class	(1,343,741,484)	(1,343,741,484)	(1,684,099,423)	(1,684,099,423)
Private Investment Class	(5,681,402)	(5,681,402)	(12,877,560)	(12,877,560)
Personal Investment Class	(1,209,492)	(1,209,492)	(11,767,016)	(11,767,016)
Cash Management Class	(87,667)	(87,667)	(39,771,691)	(39,771,691)
Reserve Class	(138,753,824)	(138,753,824)	(108,535,845)	(108,535,845)
Resource Class	-	-	(2,936,447)	(2,936,447)
Corporate Class	(2,925,000)	(2,925,000)	(5,580,000)	(5,580,000)
Net increase (decrease) in share activity	(184,388,167)	$(184,388,167)	339,560,519	$339,560,519

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 43% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 41% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

46                    Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount
Sold:

Institutional Class	54,519,050	$54,519,050	310,891,005	$310,891,005
Private Investment Class	1,862,928	1,862,928	11,295,911	11,295,911
Personal Investment Class	3,438,403	3,438,403	11,189,176	11,189,176
Cash Management Class	2,878,349	2,878,349	7,389,500	7,389,500
Reserve Class	11,527,155	11,527,155	58,297,928	58,297,928
Resource Class	217,349	217,349	4,102,971	4,102,971
Corporate Class	-	-	10	10

Issued as reinvestment of dividends:

Institutional Class	4,526	4,526	770,263	770,263
Private Investment Class	430	430	106,524	106,524
Personal Investment Class	126	126	7,119	7,119
Cash Management Class	140	140	164,121	164,121
Reserve Class	1,299	1,299	50,307	50,307
Resource Class	130	130	21,121	21,121
Corporate Class	-	-	75	75

Reacquired:

Institutional Class	(78,632,731)	(78,632,731)	(321,704,515)	(321,704,515)
Private Investment Class	(1,678,522)	(1,678,522)	(21,755,886)	(21,755,886)
Personal Investment Class	(5,905,207)	(5,905,207)	(10,154,592)	(10,154,592)
Cash Management Class	(3,792,506)	(3,792,506)	(29,359,631)	(29,359,631)
Reserve Class	(16,978,582)	(16,978,582)	(51,528,118)	(51,528,118)
Resource Class	(1,732,207)	(1,732,207)	(2,237,435)	(2,237,435)
Net increase (decrease) in share activity	(34,269,870)	$(34,269,870)	(32,454,146)	$(32,454,146)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 78% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Funds’ ability to achieve their investment objectives. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

47                    Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Institutional Class, you incur ongoing costs, such as management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2020 through February 28, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Institutional Class	Beginning Account Value (09/01/20)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/21)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/21)	Expenses Paid During Period[2]
Invesco Liquid Assets Portfolio	$1,000.00	$1,000.20	$0.89	$1,023.90	$0.90	0.18%
Invesco STIC Prime Portfolio	1,000.00	1,000.10	0.79	1,024.00	0.80	0.16
Invesco Treasury Portfolio	1,000.00	1,000.10	0.74	1,024.05	0.75	0.15
Invesco Government & Agency Portfolio	1,000.00	1,000.10	0.64	1,024.15	0.65	0.13
Invesco Treasury Obligations Portfolio	1,000.00	1,000.10	0.64	1,024.15	0.65	0.13
Invesco Tax-Free Cash Reserve Portfolio	1,000.00	1,000.10	0.50	1,024.30	0.50	0.10

[1]

The actual ending account value is based on the actual total return of the Funds for the period September 1, 2020 through February 28, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

48                    Short-Term Investments Trust

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-SAR-1

Semiannual Report to Shareholders	February 28, 2021

Corporate Class
Short-Term Investments Trust (STIT)
Invesco Liquid Assets Portfolio
Invesco STIC Prime Portfolio
Invesco Treasury Portfolio
Invesco Government & Agency Portfolio
Invesco Treasury Obligations Portfolio
Invesco Tax-Free Cash Reserve Portfolio

2	Fund Data
3	Schedules of Investments
29	Financial Statements
35	Financial Highlights
36	Notes to Financial Statements
48	Fund Expenses

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2021, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED    |    MAY LOSE VALUE    |    NO BANK GUARANTEE

Fund Data

Corporate Class data as of 2/28/21

FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS

	Range	At	At
	During	Reporting	Reporting
	Reporting	Period	Period
	Period	End	End
Invesco Liquid Assets[1]	33 - 52 days	40 days	66 days	$38.7 thousand
Invesco STIC Prime[1]	5 - 15 days	10 days	11 days	21.1 thousand
Invesco Treasury[2]	25 - 47 days	41 days	107 days	486.3 million
Invesco Government & Agency[2]	19 - 34 days	34 days	116 days	96.8 million
Invesco Treasury Obligations[2]	47 - 58 days	50 days	116 days	7.5 million
Invesco Tax-Free Cash Reserve[3]	8 - 16 days	14 days	14 days	10.3 thousand

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

3

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2                             Short-Term Investments Trust

Schedule of Investments

February 28, 2021

(Unaudited)

Invesco Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper-45.27%(a)

Asset-Backed Securities - Fully Supported-2.75%

Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.23%	03/02/2021	$21,000	$20,999,952

Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.26%	05/07/2021	55,000	54,988,484

				75,988,436

Asset-Backed Securities - Fully Supported Bank-12.18%

Anglesea Funding LLC (Multi - CEP’s), (1 mo. USD LIBOR + 0.08%)(b)(c)(d)	0.19%	04/13/2021	50,000	50,001,937

Anglesea Funding LLC (Multi - CEP’s), (1 mo. USD LIBOR + 0.08%)(b)(c)(d)	0.20%	05/05/2021	25,000	25,001,531

Bedford Row Funding Corp. (CEP - Royal Bank of Canada), (3 mo. USD LIBOR + 0.08%)(b)(c)(d)	0.30%	10/21/2021	10,000	10,004,149

Concord Minutemen Capital Co. LLC (Multi - CEP’s)(b)(c)	0.15%-0.17%	05/10/2021	31,580	31,570,206

Concord Minutemen Capital Co. LLC (Multi - CEP’s)(b)(c)	0.15%	04/20/2021	10,000	9,998,049

Concord Minutemen Capital Co. LLC (CEP - Goldman Sachs International)(b)	0.39%	06/14/2021	20,000	19,989,179

Crown Point Capital Co. LLC (CEP - Credit Suisse AG)(b)(c)	0.28%	04/28/2021	25,000	25,005,531

LMA Americas LLC (CEP - Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.20%	09/03/2021	40,000	39,965,797

Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(b)(c)	0.20%	04/20/2021	13,752	13,749,316

Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(b)(c)	0.20%	05/05/2021	20,971	20,965,491

Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(b)(c)	0.20%	05/07/2021	16,657	16,652,489

Versailles Commercial Paper LLC (CEP - Natixis S.A.)(c)	0.25%	04/01/2021	35,000	34,995,976

Versailles Commercial Paper LLC (CEP - Natixis S.A.), (1 mo. USD LIBOR + 0.10%)(b)(c)(d)	0.22%	04/07/2021	14,000	14,000,253

Versailles Commercial Paper LLC (CEP - Natixis S.A.)(c)	0.18%	05/05/2021	25,000	24,993,432

				336,893,336

Consumer Finance-1.81%

Toyota Finance Australia Ltd. (Australia)(c)	0.19%	05/17/2021	50,000	49,980,162

Diversified Banks-23.89%

ANZ New Zealand (Int’l) Ltd. (3 mo. USD LIBOR + 0.00%)(b)(c)(d)	0.19%	08/04/2021	40,000	40,000,000

Barclays U.S. CCP Funding LLC (Multi - CEP’s)(b)(c)	0.21%	06/08/2021	30,000	29,987,254

Barclays U.S. CCP Funding LLC (United Kingdom)(b)(c)	0.28%	04/12/2021	20,000	19,996,792

Barclays U.S. CCP Funding LLC(b)(c)	0.24%	05/05/2021	25,000	24,992,213

BNG Bank N.V. (Netherlands)(b)(c)	0.07%	03/02/2021	75,000	74,999,828

DBS Bank Ltd. (Singapore)(b)(c)	0.23%	05/12/2021	20,000	19,994,700

DBS Bank Ltd. (Singapore)(b)(c)	0.25%	06/07/2021	25,000	24,989,894

DBS Bank Ltd. (Singapore)(b)(c)	0.17%	08/19/2021	24,000	23,979,651

Dexia Credit Local S.A. (France)(b)(c)	0.17%	04/26/2021	40,000	39,993,062

DNB Bank ASA (Norway)(b)(c)	0.20%	07/07/2021	37,800	37,780,848

HSBC Bank PLC (United Kingdom)(b)(c)	0.26%	10/08/2021	25,000	24,968,615

Lloyds Bank PLC (United Kingdom)(c)	0.20%	05/04/2021	10,025	10,022,371

National Australia Bank Ltd. (3 mo. USD LIBOR + 0.06%) (Australia)(b)(c)(d)	0.26%	11/10/2021	50,000	50,025,916

NRW Bank (Germany)(b)(c)	0.08%	03/08/2021	30,000	29,999,577

Royal Bank of Canada (3 mo. USD LIBOR + 0.11%)(b)(c)(d)	0.33%	06/11/2021	15,000	15,005,979

Royal Bank of Canada (3 mo. USD LIBOR + 0.04%)(c)(d)	0.28%	10/01/2021	25,000	25,009,472

Swedbank AB (Sweden)(c)	0.18%	07/26/2021	50,000	49,970,906

Toronto-Dominion Bank (The) (Canada)(b)(c)	0.07%	03/05/2021	25,000	24,999,771

Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.09%) (Canada)(b)(c)(d)	0.31%	07/20/2021	10,000	10,004,438

United Overseas Bank Ltd. (Singapore)(b)(c)	0.19%	07/02/2021	19,000	18,989,581

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3                             Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Diversified Banks-(continued)

United Overseas Bank Ltd. (Singapore)(b)(c)	0.27%	09/28/2021	$25,000	$24,973,405

United Overseas Bank Ltd. (Singapore)(b)(c)	0.28%	10/04/2021	25,000	24,972,800

Westpac Securities NZ Ltd. (3 mo. USD LIBOR + 0.05%)(b)(c)(d)	0.26%	07/30/2021	15,000	15,005,274

				660,662,347

Diversified Capital Markets-1.81%

UBS AG (3 mo. USD LIBOR + 0.07%)(b)(c)(d)	0.31%	10/04/2021	10,000	10,001,165

UBS AG (3 mo. USD LIBOR + 0.12%)(b)(c)(d)	0.35%	10/14/2021	10,000	10,005,260

UBS AG (3 mo. USD LIBOR + 0.15%) (United Kingdom)(b)(c)(d)	0.34%	11/18/2021	30,000	30,022,462

				50,028,887

Investment Banking & Brokerage-1.08%

Goldman Sachs International(b)	0.17%	07/07/2021	30,000	29,980,427

Regional Banks-1.75%

ASB Finance Ltd.(b)(c)	0.22%	05/03/2021	25,000	24,995,865

ASB Finance Ltd.(b)(c)	0.25%	07/16/2021	5,000	4,997,574

BNZ International Funding Ltd.(b)(c)	0.20%	05/06/2021	18,250	18,246,805

				48,240,244

Total Commercial Paper (Cost $1,251,548,476)				1,251,773,839

Certificates of Deposit-26.47%

Bank of Nova Scotia (3 mo. USD LIBOR + 0.05%)(c)(d)	0.24%	11/09/2021	20,000	20,009,020

Canadian Imperial Bank of Commerce(c)	0.07%	03/01/2021	131,000	131,000,000

Credit Agricole Corporate and Investment Bank(c)	0.07%	03/01/2021	31,000	31,000,000

DNB Bank ASA(c)	0.07%	03/01/2021	93,000	93,000,000

KBC Bank N.V.(c)	0.07%	03/05/2021	40,000	39,999,944

Mizuho Bank Ltd.(c)	0.07%	03/01/2021	101,000	101,000,000

MUFG Bank Ltd.(c)	0.24%	03/30/2021	25,000	25,003,191

Rabobank Nederland(c)	0.07%	03/01/2021	131,000	131,000,000

Royal Bank of Canada (3 mo. USD LIBOR + 0.04%)(c)(d)	0.28%	10/07/2021	25,000	25,009,743

Sumitomo Mitsui Trust Bank Ltd.(c)	0.07%	03/05/2021	20,000	19,999,972

Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.11%)(c)(d)	0.34%	06/10/2021	15,000	15,005,918

Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.07%) (Canada)(c)(d)	0.30%	10/08/2021	25,000	25,007,492

Toronto-Dominion Bank (The) (SOFR + 0.20%)(c)(d)	0.24%	02/16/2022	25,000	25,008,442

Westpac Banking Corp. (3 mo. USD LIBOR + 0.12%)(c)(d)	0.35%	07/08/2021	50,000	50,027,326

Total Certificates of Deposit (Cost $732,000,000)				732,071,048

Variable Rate Demand Notes-3.62%(e)
Credit Enhanced-3.62%

Capital Area Housing Finance Corp. (Cypress Creek at River Apartments); Series 2006, VRD RB (LOC - Citibank N.A.)(f)(g)	0.08%	10/01/2039	565	565,000

Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(g)	0.16%	04/01/2047	9,300	9,299,999

Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(g)	0.15%	05/01/2037	2,600	2,600,000

New York (State of) Housing Finance Agency (160 Madison Avenue); Series 2013 B, VRD RB (LOC - Landesbank Hessen-Thueringen Girozentrale)(c)(g)	0.04%	11/01/2046	3,400	3,400,000

New York (State of) Housing Finance Agency (455 West 37th Street Housing); Series 2007 B, VRD RB (LOC - Landesbank Hessen-Thueringen Girozentrale)(c)(g)	0.04%	05/01/2041	2,200	2,200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                             Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced-(continued)

University of Texas System Board of Regents; Subseries 2016 G-2, VRD RB	0.08%	08/01/2045	$82,040	$82,040,000

Total Variable Rate Demand Notes (Cost $100,104,999)				100,104,999

U.S. Dollar Denominated Bonds & Notes-1.21%

Diversified Banks-1.21%

Australia & New Zealand Banking Group Ltd. (3 mo. USD LIBOR + 0.99%) (Australia)(b)(c)(d)(Cost $33,482,203)	1.18%	06/01/2021	33,400	33,479,841

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-76.57% (Cost $2,117,135,678)				2,117,429,727

			Repurchase
			Amount

Repurchase Agreements-23.44%(h)

BMO Capital Markets Corp., joint agreement dated 02/26/2021, aggregate maturing value of $75,001,250 (collateralized by domestic agency and non-agency asset-backed securities, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $77,832,247; 0.00% - 8.00%; 05/26/2021 - 01/20/2071)	0.20%	03/01/2021	15,000,250	15,000,000

BMO Capital Markets Corp., joint term agreement dated 02/23/2021, aggregate maturing value of $100,003,889 (collateralized by U.S. government sponsored agency obligations, domestic agency and non-agency asset-backed securities, domestic agency and non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $106,785,867; 0.00% - 11.50%; 07/12/2021 - 02/15/2078)(i)	0.20%	03/02/2021	27,001,050	27,000,000

BMO Capital Markets Corp., joint term agreement dated 02/24/2021, aggregate maturing value of $25,001,215 (collateralized by domestic agency and non-agency asset-backed securities, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $26,149,368; 0.00% - 7.75%; 08/05/2021 - 03/25/2051)(i)	0.25%	03/03/2021	10,000,486	10,000,000

Citigroup Global Markets, Inc., joint open agreement dated 01/22/2021 (collateralized by domestic and foreign corporate obligations valued at $203,500,001; 2.75% - 9.25%; 06/15/2021 - 02/01/2061)(j)	0.61%	-	-	8,000,000

Citigroup Global Markets, Inc., joint open agreement dated 10/28/2020 (collateralized by domestic and foreign corporate obligations valued at $55,000,001; 2.98% - 8.00%; 08/03/2022 - 06/01/2050)(j)	0.57%	-	-	10,000,000

Citigroup Global Markets, Inc., open agreement dated 10/02/2020 (collateralized by domestic and foreign corporate obligations valued at $55,000,001; 2.80% - 11.50%; 01/26/2022 - 06/03/2050)(j)	0.58%	-	-	50,000,000

Credit Agricole Corporate & Investment Bank, joint term agreement dated 02/23/2021, aggregate maturing value of $410,014,350 (collateralized by a domestic non-agency asset-backed security, U.S. Treasury obligations, domestic commercial paper, domestic non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $428,838,244; 0.75% - 7.38%; 05/04/2021 - 06/25/2065)(c)(i)	0.18%	03/02/2021	60,002,100	60,000,000

Credit Suisse Securities (USA) LLC, joint term agreement dated 02/24/2021, aggregate maturing value of $25,001,069 (collateralized by domestic non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $27,500,000; 0.00% - 40.00%; 03/08/2024 - 01/25/2065)(c)(i)	0.22%	03/03/2021	5,000,214	5,000,000

Credit Suisse Securities (USA) LLC, joint term agreement dated 02/24/2021, aggregate maturing value of $50,002,236 (collateralized by domestic non-agency asset-backed securities, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities and a U.S. government sponsored agency obligation valued at $54,983,384; 0.00% - 83.62%; 04/15/2021 - 05/25/2065)(c)(i)	0.23%	03/03/2021	20,000,894	20,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                             Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Liquid Assets Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Credit Suisse Securities (USA) LLC, joint term agreement dated 02/24/2021, aggregate maturing value of $60,002,333 (collateralized by domestic agency and non-agency asset-backed securities, a domestic corporate obligation and domestic non-agency mortgage-backed securities valued at $63,000,000; 0.45% - 4.53%; 11/15/2022 - 12/25/2059)(c)(i)	0.20%	03/03/2021	$20,000,778	$20,000,000

Credit Suisse Securities (USA) LLC, joint term agreement dated 02/26/2021, aggregate maturing value of $10,000,000 (collateralized by a foreign non-agency asset-backed security and domestic non-agency mortgage-backed securities valued at $10,500,001; 3.27% - 4.56%; 04/22/2030 - 06/16/2051)(c)(d)	0.37%	04/05/2021	2,000,000	2,000,000

ING Financial Markets, LLC, joint agreement dated 02/26/2021, aggregate maturing value of $25,000,521 (collateralized by domestic and foreign corporate obligations and a domestic agency mortgage-backed security valued at $26,186,884; 2.25% - 7.63%; 03/15/2022 - 08/20/2049)(c)	0.25%	03/01/2021	10,000,208	10,000,000

J.P. Morgan Securities LLC, joint open agreement dated 04/06/2020 (collateralized by domestic and foreign non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $31,500,194; 0.00% - 7.78%; 05/13/2026 - 09/25/2064)(j)	0.54%	-	-	15,000,000

J.P. Morgan Securities LLC, joint open agreement dated 04/28/2020 (collateralized by domestic and foreign corporate obligations valued at $110,000,001; 0.00% - 12.00%; 06/04/2021 - 05/01/2034(j)	0.37%	-	-	65,000,000

J.P. Morgan Securities LLC, joint open agreement dated 09/18/2020 (collateralized by domestic and foreign equity securities valued at $15,753,109; 0.00% - 8.38%)(j)	0.27%	-	-	7,000,000

Mitsubishi UFJ Trust & Banking Corp., joint open agreement dated 02/23/2021 (collateralized by domestic corporate obligations valued at $52,500,001; 1.49% - 7.43%; 01/15/2026 - 01/15/2046)(c)(j)	0.20%	-	-	25,000,000

Mizuho Securities (USA) LLC, joint open agreement dated 01/06/2021 (collateralized by domestic and foreign equity securities valued at $52,500,175; 0.00%)(c)(j)	0.22%	-	-	10,000,000

Mizuho Securities (USA) LLC, joint open agreement dated 01/26/2021 (collateralized by domestic and foreign equity securities valued at $52,500,096; 0.00%)(c)(j)	0.22%	-	-	20,000,000

RBC Capital Markets LLC, joint agreement dated 02/26/2021, aggregate maturing value of $100,001,667 (collateralized by domestic and foreign corporate obligations valued at $105,000,002; 0.34% - 6.60%; 03/08/2021 - 03/15/2077)	0.20%	03/01/2021	30,000,500	30,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign corporate obligations valued at $91,804,416; 0.88% - 11.88%; 06/27/2022 - 03/11/2061)(c)(j)	0.18%	-	-	55,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign non-agency asset-backed securities, domestic non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $63,676,886; 0.00% - 13.00%; 03/15/2021 - 07/15/2080)(c)(j)	0.25%	-	-	25,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/26/2021, aggregate maturing value of $800,001,333 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $816,000,060; 1.63% - 5.00%; 08/15/2022 - 11/20/2050)	0.02%	03/01/2021	159,125,336	159,125,071

Total Repurchase Agreements (Cost $648,125,071)				648,125,071

TOTAL INVESTMENTS IN SECURITIES(k)(l)-100.01% (Cost $2,765,260,749)				2,765,554,798

OTHER ASSETS LESS LIABILITIES-(0.01)%				(394,967)

NET ASSETS-100.00%				$2,765,159,831

Investment Abbreviations:

CEP	-Credit Enhancement Provider
LIBOR	-London Interbank Offered Rate
LOC	-Letter of Credit
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                             Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Liquid Assets Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2021 was $1,099,581,360, which represented 39.77% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 13.1%; Netherlands: 12.4%; Canada: 11.8%; Japan: 9.4%; Australia: 6.3%; Switzerland: 5.9%; Singapore: 5.0%; other countries less than 5% each: 17.0%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2021.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2021.

(f)	Security subject to the alternative minimum tax.
(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(h)	Principal amount equals value at period end. See Note 1I.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(k)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(l)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/2021

1-7	37.1%

8-30	2.0

31-60	7.6

61-90	11.6

91-180	15.3

181+	26.4

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                             Short-Term Investments Trust

Schedule of Investments

February 28, 2021

(Unaudited)

Invesco STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper-33.22%(a)

Asset-Backed Securities - Fully Supported Bank-14.42%

Anglesea Funding LLC (Multi - CEP’s)(b)(c)	0.14%	03/15/2021	$7,000	$6,999,639

Cancara Asset Securitisation LLC (CEP - Lloyds TSB Bank PLC)(c)	0.14%	03/18/2021	5,000	4,999,687

Concord Minutemen Capital Co. LLC (Multi - CEP’s)(b)(c)	0.14%	04/09/2021	5,000	4,999,261

Institutional Secured Funding LLC (Multi - CEP’s)(b)(c)	0.18%	03/01/2021	5,000	5,000,000

Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.20%	03/03/2021	8,000	7,999,964

				29,998,551

Diversified Banks-13.99%

Barclays U.S. CCP Funding LLC (United Kingdom)(b)(c)	0.13%	03/26/2021	7,000	6,999,356

China Construction Bank Corp.(b)(c)	0.18%	04/12/2021	2,095	2,094,530

Industrial & Commercial Bank of China Ltd.(b)(c)	0.22%	03/15/2021	7,000	6,999,620

NRW Bank (Germany)(b)(c)	0.08%	03/08/2021	7,000	6,999,901

Swedbank AB (Sweden)(c)	0.15%	03/08/2021	6,000	5,999,905

				29,093,312

Specialized Finance-1.44%

Chesham Finance LLC (Multi - CEP’s) (Cayman Islands)(b)(c)	0.10%	03/01/2021	3,000	3,000,000

Thrifts & Mortgage Finance-3.37%

Nationwide Building Society (United Kingdom)(b)(c)	0.13%	03/29/2021	7,000	6,999,371

Total Commercial Paper (Cost $69,090,779)				69,091,234

Certificates of Deposit-19.47%

Canadian Imperial Bank of Commerce(c)	0.07%	03/01/2021	2,000	2,000,000

DNB Bank ASA(c)	0.07%	03/01/2021	15,000	15,000,000

DZ Bank AG Deutsche Zentral-Genossenschaftsbank(c)	0.14%	04/05/2021	6,000	6,000,213

Oversea-Chinese Banking Corp. Ltd.(c)	0.17%	03/01/2021	8,000	8,000,000

Rabobank Nederland(c)	0.07%	03/01/2021	2,000	2,000,000

Sumitomo Mitsui Trust Bank Ltd.(c)	0.07%	03/05/2021	7,500	7,499,989

Total Certificates of Deposit (Cost $40,500,000)				40,500,202

Variable Rate Demand Notes-16.19%(d)

Credit Enhanced-16.19%

Capital Area Housing Finance Corp. (Cypress Creek at River Apartments); Series 2006, VRD RB (LOC - Citibank N.A.)(e)(f)	0.08%	10/01/2039	9,300	9,300,000

Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(f)	0.16%	04/01/2047	7,800	7,800,000

Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(f)	0.15%	05/01/2037	3,160	3,160,000

Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD RB (CEP - FHLMC)(e)	0.10%	06/01/2041	220	220,000

University of Texas System Board of Regents; Subseries 2016 G-2, VRD RB	0.08%	08/01/2045	8,200	8,200,000

Ziegler Realty LLC; Series 2007, VRD Notes (LOC - Wells Fargo Bank N.A.)(b)(f)	0.11%	01/01/2033	5,000	5,000,000

Total Variable Rate Demand Notes (Cost $33,680,000)				33,680,000

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-68.88% (Cost $143,270,779)				143,271,436

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                             Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco STIC Prime Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements-31.05%(g)

BMO Capital Markets Corp., joint term agreement dated 02/23/2021, aggregate maturing value of $100,003,889 (collateralized by U.S. government sponsored agency obligations, domestic agency and non-agency asset-backed securities, domestic agency and non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $106,785,867; 0.00% - 11.50%; 07/12/2021 - 02/15/2078)(h)	0.20%	03/02/2021	$3,000,117	$3,000,000

BMO Capital Markets Corp., joint term agreement dated 02/24/2021, aggregate maturing value of $25,001,215 (collateralized by domestic agency and non-agency asset-backed securities, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $26,149,368; 0.00% - 7.75%; 08/05/2021 - 03/25/2051)(h)	0.25%	03/03/2021	3,000,146	3,000,000

Credit Agricole Corporate & Investment Bank, joint term agreement dated 02/23/2021, aggregate maturing value of $410,014,350 (collateralized by a domestic non-agency asset-backed security, U.S. Treasury obligations, domestic commercial paper, domestic non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $428,838,244; 0.75% - 7.38%; 05/04/2021 - 06/25/2065)(c)(h)	0.18%	03/02/2021	7,000,245	7,000,000

Credit Suisse Securities (USA) LLC, joint term agreement dated 02/26/2021, aggregate maturing value of $10,000,000 (collateralized by a foreign non-agency asset-backed security and domestic non-agency mortgage-backed securities valued at $10,500,001; 3.27% - 4.56%; 04/22/2030 - 06/16/2051)(c)(i)	0.37%	04/05/2021	8,000,000	8,000,000

ING Financial Markets, LLC, joint agreement dated 02/26/2021, aggregate maturing value of $25,000,521 (collateralized by domestic and foreign corporate obligations and a domestic agency mortgage-backed security valued at $26,186,884; 2.25% - 7.63%; 03/15/2022 - 08/20/2049)(c)	0.25%	03/01/2021	5,000,104	5,000,000

J.P. Morgan Securities LLC, joint open agreement dated 09/18/2020 (collateralized by domestic and foreign equity securities valued at $15,753,109; 0.00% - 8.38%)(j)	0.27%	-	-	8,000,000

Mitsubishi UFJ Trust & Banking Corp., joint open agreement dated 02/23/2021 (collateralized by domestic corporate obligations valued at $52,500,001; 1.49% - 7.43%; 01/15/2026 - 01/15/2046)(c)(j)	0.20%	-	-	7,000,000

RBC Capital Markets LLC, joint agreement dated 02/26/2021, aggregate maturing value of $100,001,667 (collateralized by domestic and foreign corporate obligations valued at $105,000,002; 0.34% - 6.60%; 03/08/2021 - 03/15/2077)	0.20%	03/01/2021	8,000,133	8,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign non-agency asset-backed securities, domestic non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $63,676,886; 0.00% - 13.00%; 03/15/2021 - 07/15/2080)(c)(j)	0.25%	-	-	5,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/26/2021, aggregate maturing value of $800,001,333 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $816,000,060; 1.63% - 5.00%; 08/15/2022 - 11/20/2050)	0.02%	03/01/2021	10,579,177	10,579,159

Total Repurchase Agreements (Cost $64,579,159)				64,579,159

TOTAL INVESTMENTS IN SECURITIES(k)(l)-99.93% (Cost $207,849,938)				207,850,595

OTHER ASSETS LESS LIABILITIES-0.07%				145,568

NET ASSETS-100.00%				$207,996,163

Investment Abbreviations:

CEP	-Credit Enhancement Provider
FHLMC	-Federal Home Loan Mortgage Corp.
LOC	-Letter of Credit
RB	-Revenue Bonds
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                             Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco STIC Prime Portfolio

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2021 was $70,891,642, which represented 34.08% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 11.1%; Japan: 10.7%; United Kingdom: 9.1%; Netherlands: 9.1%; Norway: 7.2%; Germany: 6.3%; Switzerland: 6.3%; other countries less than 5% each: 12.1%.

(d)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2021.

(e)	Security subject to the alternative minimum tax.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2021.
(j)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(k)	Also represents cost for federal income tax purposes.
(l)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

DNB ASA	7.2%

Portfolio Composition by Maturity

In days, as of 02/28/2021

1-7	67.7%

8-30	18.7

31-60	13.6

61-90	0.0

91-180	0.0

181+	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                             Short-Term Investments Trust

Schedule of Investments

February 28, 2021

(Unaudited)

Invesco Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities-55.18%

U.S. Treasury Bills-30.56%(a)
U.S. Treasury Bills	0.02%-0.09%	03/02/2021	$650,000	$649,999,143

U.S. Treasury Bills	0.09%	03/04/2021	300,000	299,997,875

U.S. Treasury Bills	0.09%	03/09/2021	250,000	249,995,000

U.S. Treasury Bills	0.08%-0.12%	03/23/2021	550,000	549,966,992

U.S. Treasury Bills	0.18%-0.26%	03/25/2021	400,000	399,938,667

U.S. Treasury Bills	0.12%	03/30/2021	200,000	199,981,472

U.S. Treasury Bills	0.09%-0.11%	04/08/2021	500,000	499,947,222

U.S. Treasury Bills	0.08%	04/13/2021	50,000	49,995,133

U.S. Treasury Bills	0.09%	04/15/2021	500,000	499,943,750

U.S. Treasury Bills	0.08%-0.10%	04/20/2021	250,000	249,970,139

U.S. Treasury Bills	0.12%	04/22/2021	250,000	249,958,472

U.S. Treasury Bills	0.09%	04/27/2021	50,000	49,992,875

U.S. Treasury Bills	0.11%	04/29/2021	250,000	249,954,931

U.S. Treasury Bills	0.11%	05/06/2021	250,000	249,949,583

U.S. Treasury Bills	0.08%	05/18/2021	300,000	299,949,625

U.S. Treasury Bills	0.10%	05/20/2021	200,000	199,955,556

U.S. Treasury Bills	0.08%	05/27/2021	300,000	299,945,624

U.S. Treasury Bills	0.09%	07/15/2021	250,000	249,915,000

U.S. Treasury Bills	0.10%	07/22/2021	250,000	249,905,659

U.S. Treasury Bills	0.09%	07/29/2021	200,000	199,929,167

U.S. Treasury Bills	0.14%	08/12/2021	150,000	149,904,333

U.S. Treasury Bills	0.14%	10/07/2021	100,000	99,914,444

U.S. Treasury Bills	0.14%	11/04/2021	100,000	99,907,000

U.S. Treasury Bills	0.11%	12/02/2021	150,000	149,873,500

				6,448,791,162

U.S. Treasury Notes-24.62%

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	0.18%	04/30/2021	638,500	638,472,656

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.22%)(b)	0.26%	07/31/2021	500,000	499,992,567

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.30%)(b)	0.34%	10/31/2021	450,000	450,234,613

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	0.19%	01/31/2022	500,000	499,846,077

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)(b)	0.15%	04/30/2022	744,000	744,521,239

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.10%	07/31/2022	450,000	450,011,650

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.10%	10/31/2022	605,000	604,982,768

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	0.09%	01/31/2023	100,000	100,000,000

U.S. Treasury Notes	2.25%	03/31/2021	175,000	175,267,091

U.S. Treasury Notes	1.38%	01/31/2022	200,000	202,379,603

U.S. Treasury Notes	1.50%	01/31/2022	165,000	167,153,403

U.S. Treasury Notes	1.88%	01/31/2022	200,000	203,302,196

U.S. Treasury Notes	2.50%	02/15/2022	100,000	102,324,403

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                             Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Notes-(continued)

U.S. Treasury Notes	1.13%	02/28/2022	$100,000	$101,041,695

U.S. Treasury Notes	2.38%	03/15/2022	250,000	255,956,574

				5,195,486,535

Total U.S. Treasury Securities (Cost $11,644,277,697)				11,644,277,697

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-55.18% (Cost $11,644,277,697)				11,644,277,697

			Repurchase
			Amount

Repurchase Agreements-45.34%(c)

ABN AMRO Bank N.V., agreement dated 02/26/2021, maturing value of $450,000,375 (collateralized by U.S. Treasury obligations valued at $459,000,036; 1.50% - 2.88%; 10/31/2023 - 02/15/2030)	0.01%	03/01/2021	450,000,375	450,000,000

Bank of Nova Scotia, joint agreement dated 02/26/2021, aggregate maturing value of $500,000,417 (collateralized by U.S. Treasury obligations valued at $510,000,037; 0.00% - 8.00%; 02/28/2021 - 02/15/2051)	0.01%	03/01/2021	497,846,913	497,846,498

BofA Securities, Inc., agreement dated 02/26/2021, maturing value of $750,000,625 (collateralized by U.S. Treasury obligations valued at $765,000,048; 2.25% - 5.00%; 05/15/2037 - 08/15/2046)	0.01%	03/01/2021	750,000,625	750,000,000

BofA Securities, Inc., joint term agreement dated 01/29/2021, aggregate maturing value of $600,042,667 (collateralized by U.S. Treasury obligations valued at $612,000,004; 2.75% - 4.38%; 02/15/2038 - 11/15/2048)(d)	0.08%	03/02/2021	400,028,444	400,000,000

Citigroup Global Markets, Inc., joint agreement dated 02/26/2021, aggregate maturing value of $900,000,750 (collateralized by U.S. Treasury obligations valued at $918,000,051; 0.00% - 4.38%; 11/15/2039 - 08/15/2048)	0.01%	03/01/2021	120,902,858	120,902,757

Citigroup Global Markets, Inc., joint term agreement dated 02/25/2021, aggregate maturing value of $300,001,750 (collateralized by U.S. Treasury obligations valued at $306,000,103; 0.00% - 4.38%; 11/15/2039 - 02/15/2051)(d)	0.03%	03/04/2021	120,000,700	120,000,000

Credit Agricole Corporate & Investment Bank, joint agreement dated 02/26/2021, aggregate maturing value of $1,200,001,000 (collateralized by U.S. Treasury obligations valued at $1,224,000,007; 0.13% - 3.88%; 02/28/2021 - 02/15/2051)	0.01%	03/01/2021	433,387,284	433,386,923

Credit Agricole Corporate & Investment Bank, joint agreement dated 02/26/2021, aggregate maturing value of $250,000,417 (collateralized by U.S. Treasury obligations valued at $254,891,510; 0.13%; 04/15/2022)	0.02%	03/01/2021	100,000,167	100,000,000

DNB Bank ASA, agreement dated 02/26/2021, maturing value of $400,000,333 (collateralized by U.S. Treasury obligations valued at $408,000,086; 0.13% - 2.88%; 04/15/2021 - 02/15/2030)	0.01%	03/01/2021	400,000,333	400,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 02/26/2021, maturing value of $100,000,083 (collateralized by U.S. Treasury obligations valued at $102,000,012; 0.00% - 1.88%; 02/24/2022 - 06/30/2024)	0.01%	03/01/2021	100,000,083	100,000,000

Fixed Income Clearing Corp. - Bank of Nova Scotia, joint agreement dated 02/26/2021, aggregate maturing value of $1,500,002,500 (collateralized by U.S. Treasury obligations valued at $1,534,464,217; 0.50% - 3.13%; 11/15/2024 - 11/15/2028)	0.02%	03/01/2021	300,000,500	300,000,000

Fixed Income Clearing Corp. - BNP Paribas Securities Corp., joint agreement dated 02/26/2021, aggregate maturing value of $500,001,250 (collateralized by U.S. Treasury obligations valued at $513,585,841; 2.88%; 05/15/2043)	0.03%	03/01/2021	200,000,500	200,000,000

Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/26/2021, maturing value of $250,000,208 (collateralized by U.S. Treasury obligations valued at $255,000,061; 2.25% - 2.38%; 08/15/2049 - 11/15/2049)	0.01%	03/01/2021	250,000,208	250,000,000

Goldman Sachs & Co., agreement dated 02/26/2021, maturing value of $250,000,208 (collateralized by U.S. Treasury obligations valued at $255,000,051; 0.00% - 0.25%; 09/30/2025 - 02/15/2049)	0.01%	03/01/2021	250,000,208	250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                             Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Treasury Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

ING Financial Markets, LLC, joint agreement dated 02/26/2021, aggregate maturing value of $500,009,132 (collateralized by U.S. Treasury obligations valued at $510,483,659; 0.50% - 2.25%; 05/15/2022 - 04/30/2027)	0.02%	03/01/2021	$200,005,165	$200,004,831

J.P. Morgan Securities LLC, joint open agreement dated 03/27/2020 (collateralized by U.S. Treasury obligations valued at $867,000,271; 0.13% - 6.75%; 03/31/2022 - 05/15/2050)(e)	0.03%	-	-	630,000,000

Lloyds Bank PLC, joint term agreement dated 01/22/2021, aggregate maturing value of $500,200,000 (collateralized by U.S. Treasury obligations valued at $510,022,417; 1.50% - 6.00%; 12/31/2023 - 09/30/2026)	0.16%	04/26/2021	300,120,000	300,000,000

Lloyds Bank PLC, joint term agreement dated 01/27/2021, aggregate maturing value of $500,186,667 (collateralized by U.S. Treasury obligations valued at $509,777,929; 1.50% - 6.00%; 05/15/2021 - 08/15/2043)	0.16%	04/23/2021	345,128,800	345,000,000

Metropolitan Life Insurance Co., joint term agreement dated 02/24/2021, aggregate maturing value of $317,510,504 (collateralized by U.S. Treasury obligations valued at $328,491,333; 0.00% - 0.13%; 12/31/2022 - 11/15/2045)(d)	0.06%	03/03/2021	67,500,788	67,500,000

Metropolitan Life Insurance Co., term agreement dated 02/24/2021, maturing value of $32,501,629 (collateralized by a U.S. Treasury obligation valued at $33,151,063; 0.13%; 01/31/2023)(d)	0.06%	03/03/2021	32,501,629	32,501,250

Mitsubishi UFJ Trust & Banking Corp., agreement dated 02/26/2021, maturing value of $300,000,250 (collateralized by U.S. Treasury obligations valued at $306,000,095; 0.00% - 5.00%; 05/18/2021 - 11/15/2045)	0.01%	03/01/2021	300,000,250	300,000,000

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/24/2021, aggregate maturing value of $1,005,259,773 (collateralized by U.S. Treasury obligations valued at $1,026,464,724; 1.13% - 1.50%; 02/28/2025 - 02/15/2030)(d)	0.05%	03/03/2021	300,377,920	300,375,000

Mitsubishi UFJ Trust & Banking Corp., term agreement dated 02/24/2021, maturing value of $100,000,583 (collateralized by a U.S. Treasury obligation valued at $102,000,335; 2.63%; 02/15/2029)(d)	0.03%	03/03/2021	100,000,583	100,000,000

Prudential Insurance Co. of America, agreement dated 02/26/2021, maturing value of $260,282,335 (collateralized by U.S. Treasury obligations valued at $266,753,750; 0.00%; 11/15/2027 - 08/15/2037)	0.05%	03/01/2021	260,282,335	260,281,250

Prudential Legacy Insurance Company of New Jersey, agreement dated 02/26/2021, maturing value of $310,751,295 (collateralized by U.S. Treasury obligations valued at $322,477,000; 0.00%; 08/15/2033 - 02/15/2045)	0.05%	03/01/2021	310,751,295	310,750,000

RBC Dominion Securities Inc., agreement dated 02/26/2021, maturing value of $350,000,292 (collateralized by U.S. Treasury obligations valued at $357,000,011; 0.00% - 6.50%; 04/22/2021 - 11/15/2048)	0.01%	03/01/2021	350,000,292	350,000,000

Royal Bank of Canada, agreement dated 02/26/2021, maturing value of $250,000,208 (collateralized by U.S. Treasury obligations valued at $255,000,042; 0.13% - 3.75%; 07/15/2023 - 02/15/2051)	0.01%	03/01/2021	250,000,208	250,000,000

Societe Generale, joint open agreement dated 08/05/2020 (collateralized by U.S. Treasury obligations valued at $1,530,000,094; 0.00% - 8.13%; 02/28/2021 - 05/15/2050)(e)	0.03%	-	-	1,000,000,000

Sumitomo Mitsui Banking Corp., agreement dated 02/26/2021, maturing value of $250,000,208 (collateralized by a U.S. Treasury obligation valued at $255,000,094; 2.75%; 08/31/2025)	0.01%	03/01/2021	250,000,208	250,000,000

Wells Fargo Securities, LLC, agreement dated 02/26/2021, maturing value of $500,000,417 (collateralized by U.S. Treasury obligations valued at $510,000,004; 1.13% - 4.63%; 11/15/2039 - 11/15/2049)	0.01%	03/01/2021	500,000,417	500,000,000

Total Repurchase Agreements (Cost $9,568,548,509)				9,568,548,509

TOTAL INVESTMENTS IN SECURITIES(f)-100.52% (Cost $21,212,826,206)				21,212,826,206

OTHER ASSETS LESS LIABILITIES-(0.52)%				(110,667,140)

NET ASSETS-100.00%				$21,102,159,066

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                             Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Treasury Portfolio

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2021.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(f)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/2021

1-7	38.9%

8-30	6.6

31-60	12.5

61-90	7.9

91-180	6.4

181+	27.7

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                             Short-Term Investments Trust

Schedule of Investments

February 28, 2021

(Unaudited)

Invesco Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities-31.89%

U.S. Treasury Bills-18.70%(a)
U.S. Treasury Bills	0.09%	03/02/2021	$500,000	$499,998,820

U.S. Treasury Bills	0.09%	03/09/2021	300,000	299,994,333

U.S. Treasury Bills	0.10%	03/11/2021	400,000	399,988,889

U.S. Treasury Bills	0.08%	03/16/2021	500,000	499,983,333

U.S. Treasury Bills	0.08%	03/23/2021	350,000	349,982,888

U.S. Treasury Bills	0.08%-0.12%	03/30/2021	150,000	149,987,514

U.S. Treasury Bills	0.08%	04/08/2021	120,000	119,989,550

U.S. Treasury Bills	0.09%	04/15/2021	500,000	499,943,750

U.S. Treasury Bills	0.09%-0.17%	04/22/2021	1,250,000	1,249,819,445

U.S. Treasury Bills	0.04%	04/27/2021	500,000	499,968,890

U.S. Treasury Bills	0.08%	04/29/2021	200,000	199,973,778

U.S. Treasury Bills	0.08%	05/18/2021	375,000	374,934,594

U.S. Treasury Bills	0.09%	05/20/2021	200,000	199,960,000

U.S. Treasury Bills	0.09%	05/27/2021	400,000	399,913,000

U.S. Treasury Bills	0.09%	06/17/2021	350,000	349,910,750

U.S. Treasury Bills	0.09%	06/24/2021	500,000	499,856,250

U.S. Treasury Bills	0.09%	07/08/2021	200,000	199,935,500

U.S. Treasury Bills	0.09%	07/29/2021	200,000	199,929,167

U.S. Treasury Bills	0.14%	10/07/2021	50,000	49,957,222

U.S. Treasury Bills	0.14%	11/04/2021	75,000	74,930,250

U.S. Treasury Bills	0.07%	02/24/2022	50,000	49,965,000

				7,168,922,923

U.S. Treasury Notes-13.19%

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	0.18%	04/30/2021	720,000	719,974,310

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.22%)(b)	0.26%	07/31/2021	170,000	170,049,814

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.30%)(b)	0.34%	10/31/2021	550,000	550,384,333

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	0.19%	01/31/2022	25,000	24,996,341

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)(b)	0.15%	04/30/2022	107,000	107,104,119

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.10%	07/31/2022	592,000	592,097,518

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.10%	10/31/2022	730,000	730,033,795

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	0.09%	01/31/2023	105,000	105,002,334

U.S. Treasury Notes	2.25%	03/31/2021	478,000	478,867,661

U.S. Treasury Notes	2.25%	04/30/2021	118,000	118,423,155

U.S. Treasury Notes	1.38%	01/31/2022	25,000	25,298,047

U.S. Treasury Notes	1.50%	01/31/2022	298,000	301,912,924

U.S. Treasury Notes	1.88%	01/31/2022	633,000	643,453,526

U.S. Treasury Notes	2.50%	02/15/2022	280,940	287,484,668

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                             Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Notes-(continued)

U.S. Treasury Notes	1.13%	02/28/2022	$200,000	$202,081,541

				5,057,164,086

Total U.S. Treasury Securities (Cost $12,226,087,009)				12,226,087,009

U.S. Government Sponsored Agency Securities-29.84%

Federal Farm Credit Bank (FFCB)-6.85%
Federal Farm Credit Bank(a)	0.44%	03/24/2021	150,000	149,957,833

Federal Farm Credit Bank (SOFR + 0.10%)(b)	0.13%	05/07/2021	23,000	23,000,000

Federal Farm Credit Bank (SOFR + 0.16%)(b)	0.19%	05/07/2021	55,000	55,000,000

Federal Farm Credit Bank (SOFR + 0.08%)(b)	0.14%	06/10/2021	14,000	14,000,000

Federal Farm Credit Bank (SOFR + 0.28%)(b)	0.33%	10/01/2021	365,000	365,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	0.10%	10/05/2021	123,000	122,996,277

Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.10%	10/15/2021	100,000	100,001,583

Federal Farm Credit Bank	0.07%	02/09/2022	243,750	243,735,787

Federal Farm Credit Bank (SOFR + 0.10%)(b)	0.12%	02/22/2022	16,555	16,555,000

Federal Farm Credit Bank (SOFR + 0.08%)(b)	0.14%	03/10/2022	28,000	28,000,000

Federal Farm Credit Bank (SOFR + 0.09%)(b)	0.15%	06/17/2022	65,000	65,000,000

Federal Farm Credit Bank (SOFR + 0.20%)(b)	0.26%	06/23/2022	12,000	12,019,952

Federal Farm Credit Bank (SOFR + 0.04%)(b)	0.09%	07/11/2022	215,000	214,970,949

Federal Farm Credit Bank (SOFR + 0.19%)(b)	0.24%	07/14/2022	28,000	28,000,000

Federal Farm Credit Bank (SOFR + 0.15%)(b)	0.18%	07/28/2022	45,000	45,000,000

Federal Farm Credit Bank (SOFR + 0.07%)(b)	0.10%	08/11/2022	108,000	108,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	0.06%	08/22/2022	50,000	49,998,124

Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.08%	08/26/2022	97,500	97,492,640

Federal Farm Credit Bank (SOFR + 0.05%)(b)	0.11%	09/08/2022	138,000	137,968,134

Federal Farm Credit Bank (SOFR + 0.09%)(b)	0.14%	10/07/2022	30,000	30,000,000

Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.10%	10/21/2022	20,000	20,000,000

Federal Farm Credit Bank (SOFR + 0.08%)(b)	0.11%	11/03/2022	35,000	35,000,000

Federal Farm Credit Bank (SOFR + 0.07%)(b)	0.09%	11/18/2022	56,000	56,000,000

Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.08%	12/01/2022	74,000	74,000,000

Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.12%	12/28/2022	350,000	350,000,000

Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.09%	02/09/2023	18,000	18,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	0.08%	02/17/2023	165,000	165,000,000

				2,624,696,279

Federal Home Loan Bank (FHLB)-17.46%
Federal Home Loan Bank(a)	0.08%	03/05/2021	30,595	30,594,728

Federal Home Loan Bank(a)	0.45%	03/08/2021	290,000	289,974,625

Federal Home Loan Bank (SOFR + 0.13%)(b)	0.19%	03/11/2021	150,000	150,000,000

Federal Home Loan Bank(a)	0.08%-0.09%	03/12/2021	205,000	204,994,760

Federal Home Loan Bank (SOFR + 0.07%)(b)	0.13%	03/12/2021	345,000	345,000,000

Federal Home Loan Bank(a)	0.09%	03/15/2021	6,500	6,499,772

Federal Home Loan Bank(a)	0.09%-0.30%	03/17/2021	430,000	429,973,467

Federal Home Loan Bank(a)	0.07%	03/19/2021	470,000	469,982,610

Federal Home Loan Bank(a)	0.09%-0.44%	03/24/2021	43,000	42,997,527

Federal Home Loan Bank (SOFR + 0.11%)(b)	0.17%	03/25/2021	40,000	40,000,000

Federal Home Loan Bank	0.18%	03/26/2021	35,500	35,500,686

Federal Home Loan Bank (3 mo. USD LIBOR - 0.11%)(b)	0.12%	04/09/2021	15,000	15,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                             Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Bank (FHLB)-(continued)
Federal Home Loan Bank (3 mo. USD LIBOR - 0.11%)(b)	0.12%	04/13/2021	$77,000	$77,000,000

Federal Home Loan Bank(a)	0.09%	04/14/2021	126,400	126,388,341

Federal Home Loan Bank (3 mo. USD LIBOR - 0.14%)(b)	0.04%-0.09%	04/14/2021	550,000	550,000,000

Federal Home Loan Bank (3 mo. USD LIBOR - 0.14%)(b)	0.09%	04/19/2021	150,000	150,000,000

Federal Home Loan Bank(a)	0.03%	04/21/2021	150,000	149,993,625

Federal Home Loan Bank (SOFR + 0.07%)(b)	0.11%	04/21/2021	75,000	75,000,000

Federal Home Loan Bank(a)	0.08%	04/23/2021	386,100	386,054,526

Federal Home Loan Bank(a)	0.04%	04/28/2021	6,545	6,544,578

Federal Home Loan Bank (SOFR + 0.01%)(b)	0.05%	05/04/2021	280,000	280,000,000

Federal Home Loan Bank (SOFR + 0.03%)(b)	0.07%	05/04/2021	110,000	110,000,000

Federal Home Loan Bank	0.11%	05/10/2021	500,000	499,997,467

Federal Home Loan Bank	0.09%	05/14/2021	160,000	160,000,000

Federal Home Loan Bank	0.09%	05/14/2021	100,000	100,000,000

Federal Home Loan Bank (SOFR + 0.02%)(b)	0.04%	05/19/2021	190,000	190,000,000

Federal Home Loan Bank(a)	0.09%	06/04/2021	60,000	59,986,344

Federal Home Loan Bank(a)	0.08%-0.09%	06/09/2021	35,000	34,991,806

Federal Home Loan Bank(a)	0.08%-0.09%	06/11/2021	71,000	70,983,007

Federal Home Loan Bank (SOFR + 0.10%)(b)	0.15%	07/09/2021	190,000	190,000,000

Federal Home Loan Bank (SOFR + 0.06%)(b)	0.08%	08/24/2021	100,000	100,000,000

Federal Home Loan Bank (SOFR + 0.02%)(b)	0.05%	09/02/2021	100,000	100,000,000

Federal Home Loan Bank (SOFR + 0.17%)(b)	0.21%	11/12/2021	127,000	127,000,000

Federal Home Loan Bank (SOFR + 0.15%)(b)	0.18%	11/15/2021	355,000	355,000,000

Federal Home Loan Bank	0.07%	02/11/2022	34,560	34,558,009

Federal Home Loan Bank (SOFR + 0.07%)(b)	0.12%	04/14/2022	45,000	45,000,000

Federal Home Loan Bank (SOFR + 0.07%)(b)	0.11%	04/28/2022	28,000	28,000,000

Federal Home Loan Bank (SOFR + 0.06%)(b)	0.10%	05/12/2022	35,000	35,000,000

Federal Home Loan Bank (SOFR + 0.13%)(b)	0.17%	08/05/2022	80,000	80,000,000

Federal Home Loan Bank (SOFR + 0.09%)(b)	0.12%	08/19/2022	380,000	380,009,621

Federal Home Loan Bank (SOFR + 0.09%)(b)	0.14%	10/05/2022	80,000	80,000,000

Federal Home Loan Bank (SOFR + 0.06%)(b)	0.12%	12/08/2022	54,000	54,000,000

				6,696,025,499

Federal Home Loan Mortgage Corp. (FHLMC)-2.07%
Federal Home Loan Mortgage Corp. (SOFR + 0.30%)(b)	0.36%	06/30/2021	45,000	45,000,000

Federal Home Loan Mortgage Corp. (SOFR + 0.32%)(b)	0.38%	09/30/2021	412,000	412,000,000

Federal Home Loan Mortgage Corp. (SOFR + 0.31%)(b)	0.36%	01/03/2022	145,000	145,000,000

Federal Home Loan Mortgage Corp. (SOFR + 0.09%)(b)	0.15%	09/16/2022	190,000	190,000,000

				792,000,000

Federal National Mortgage Association (FNMA)-2.78%
Federal National Mortgage Association (SOFR + 0.25%)(b)	0.31%	03/24/2021	185,000	185,000,000

Federal National Mortgage Association (SOFR + 0.21%)(b)	0.26%	07/01/2021	150,000	150,000,000

Federal National Mortgage Association (SOFR + 0.23%)(b)	0.28%	07/06/2021	156,000	156,000,000

Federal National Mortgage Association (SOFR + 0.28%)(b)	0.33%	07/06/2021	225,000	225,000,000

Federal National Mortgage Association (SOFR + 0.30%)(b)	0.35%	01/07/2022	350,000	350,000,000

				1,066,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                             Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. International Development Finance Corp. (DFC)-0.68%

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	06/15/2025	$21,600	$21,600,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	07/15/2025	23,500	23,500,001

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	09/15/2025	5,000	5,000,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	09/15/2026	5,000	5,000,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	09/15/2026	9,583	9,583,333

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	08/13/2027	8,000	8,000,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	08/13/2027	4,600	4,600,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	09/30/2027	12,000	12,000,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	02/15/2028	15,556	15,555,556

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	11/15/2028	70,455	70,454,546

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	05/15/2030	8,190	8,190,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	10/15/2030	8,000	8,000,000

U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	07/09/2026	28,050	28,050,000

U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	03/15/2030	41,625	41,625,000

				261,158,436

Total U.S. Government Sponsored Agency Securities (Cost $11,439,880,214)				11,439,880,214

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-61.73% (Cost $23,665,967,223)				23,665,967,223

			Repurchase
			Amount

Repurchase Agreements-41.02%(d)

Bank of Montreal, joint agreement dated 02/26/2021, aggregate maturing value of $400,000,333 (collateralized by U.S. Treasury obligations valued at $408,000,050; 0.13% - 2.88%; 10/31/2021 - 11/15/2030)	0.01%	03/01/2021	200,000,167	200,000,000

Bank of Nova Scotia, joint agreement dated 02/26/2021, aggregate maturing value of $475,000,792 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $484,500,028; 1.50% - 6.50%; 08/31/2021 - 01/01/2051)	0.02%	03/01/2021	225,000,375	225,000,000

BNP Paribas Securities Corp., joint agreement dated 02/26/2021, aggregate maturing value of $2,500,006,250 (collateralized by domestic agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $2,550,000,004; 0.00% - 7.50%; 03/16/2021 - 10/20/2067)	0.03%	03/01/2021	2,000,005,000	2,000,000,000

BNP Paribas Securities Corp., joint term agreement dated 01/29/2021, aggregate maturing value of $1,000,068,889 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,000; 0.00% - 7.50%; 04/08/2021 - 02/20/2069)(e)	0.08%	03/01/2021	710,048,911	710,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                             Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Government & Agency Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

BofA Securities, Inc., joint term agreement dated 01/28/2021, aggregate maturing value of $495,042,075 (collateralized by domestic agency mortgage-backed securities valued at $504,900,000; 0.47% - 4.50%; 06/01/2035 - 05/01/2058)(e)	0.09%	03/03/2021	$375,031,875	$375,000,000

BofA Securities, Inc., joint term agreement dated 01/29/2021, aggregate maturing value of $600,042,667 (collateralized by U.S. Treasury obligations valued at $612,000,004; 2.75% - 4.38%; 02/15/2038 - 11/15/2048)(e)	0.08%	03/02/2021	200,014,222	200,000,000

BofA Securities, Inc., joint term agreement dated 02/24/2021, aggregate maturing value of $400,020,000 (collateralized by domestic agency mortgage-backed securities valued at $408,000,000; 1.50% - 5.00%; 08/01/2033 - 03/01/2051)(e)	0.06%	03/26/2021	310,015,500	310,000,000

Citigroup Global Markets, Inc., joint agreement dated 02/26/2021, aggregate maturing value of $900,000,750 (collateralized by U.S. Treasury obligations valued at $918,000,051; 0.00% - 4.38%; 11/15/2039 - 08/15/2048)	0.01%	03/01/2021	300,000,250	300,000,000

Credit Agricole Corporate & Investment Bank, joint agreement dated 02/26/2021, aggregate maturing value of $250,000,417 (collateralized by U.S. Treasury obligations valued at $254,891,510; 0.13%; 04/15/2022)	0.02%	03/01/2021	150,000,250	150,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 02/26/2021, maturing value of $150,000,125 (collateralized by U.S. Treasury obligations valued at $153,000,074; 1.13% - 1.63%; 08/31/2021 - 05/15/2026)	0.01%	03/01/2021	150,000,125	150,000,000

Fixed Income Clearing Corp. - Bank of Nova Scotia, joint agreement dated 02/26/2021, aggregate maturing value of $1,500,002,500 (collateralized by U.S. Treasury obligations valued at $1,534,464,217; 0.50% - 3.13%; 11/15/2024 - 11/15/2028)	0.02%	03/01/2021	1,000,001,667	1,000,000,000

Fixed Income Clearing Corp. - BNP Paribas Securities Corp., joint agreement dated 02/26/2021, aggregate maturing value of $500,001,250 (collateralized by U.S. Treasury obligations valued at $513,585,841; 2.88%; 05/15/2043)	0.03%	03/01/2021	300,000,750	300,000,000

Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/26/2021, maturing value of $1,250,001,042 (collateralized by U.S. Treasury obligations valued at $1,275,000,044; 1.25% - 2.38%; 11/15/2049 - 08/15/2050)	0.01%	03/01/2021	1,250,001,042	1,250,000,000

Goldman Sachs & Co., term agreement dated 02/25/2021, maturing value of $660,006,417 (collateralized by a U.S. government sponsored agency obligation and U.S. Treasury obligations valued at $673,200,000; 0.00% - 2.00%; 02/28/2022 - 11/15/2049)(e)	0.05%	03/04/2021	660,006,417	660,000,000

ING Financial Markets, LLC, joint agreement dated 02/26/2021, aggregate maturing value of $500,009,132 (collateralized by U.S. Treasury obligations valued at $510,483,659; 0.50% - 2.25%; 05/15/2022 - 04/30/2027)	0.02%	03/01/2021	300,003,968	300,003,468

ING Financial Markets, LLC, joint term agreement dated 02/08/2021, aggregate maturing value of $300,019,333 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $306,000,130; 0.00% - 5.50%; 01/27/2022 - 05/01/2058)	0.08%	03/09/2021	210,013,533	210,000,000

ING Financial Markets, LLC, joint term agreement dated 02/10/2021, aggregate maturing value of $350,024,500 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $357,000,046; 0.00% - 7.00%; 03/04/2021 - 05/01/2058)	0.09%	03/10/2021	250,017,500	250,000,000

ING Financial Markets, LLC, term agreement dated 02/16/2021, maturing value of $122,008,540 (collateralized by domestic agency mortgage-backed securities and a U.S. Treasury obligation valued at $124,440,025; 0.00% - 4.50%; 01/27/2022 - 01/01/2057)	0.09%	03/16/2021	122,008,540	122,000,000

ING Financial Markets, LLC, term agreement dated 02/26/2021, maturing value of $255,012,042 (collateralized by domestic agency mortgage-backed securities and a U.S. Treasury obligation valued at $260,100,063; 0.00% - 6.00%; 01/27/2022 - 01/01/2051)	0.05%	04/01/2021	250,012,042	255,000,000

J.P. Morgan Securities LLC, agreement dated 02/26/2021, maturing value of $500,000,833 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 1.50% - 7.00%; 04/01/2028 - 01/20/2051)	0.02%	03/01/2021	500,000,833	500,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                             Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Government & Agency Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

J.P. Morgan Securities LLC, joint open agreement dated 03/27/2020 (collateralized by U.S. Treasury obligations valued at $867,000,271; 0.13% - 6.75%; 03/31/2022 - 05/15/2050)(f)	0.03%	-	$-	$150,000,000

J.P. Morgan Securities LLC, joint open agreement dated 05/02/2019 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,097; 0.00% - 6.50%; 12/31/2021 - 03/01/2051)(f)	0.04%	-	-	350,000,000

J.P. Morgan Securities LLC, joint open agreement dated 05/15/2019 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $295,800,000; 0.00% - 8.50%; 03/25/2021 - 10/15/2062)(f)	0.08%	-	-	240,000,000

J.P. Morgan Securities LLC, joint open agreement dated 10/15/2019 (collateralized by domestic agency mortgage-backed securities and a U.S. Treasury obligation valued at $408,000,105; 0.28% - 8.13%; 04/25/2021 - 02/25/2051)(f)	0.05%	-	-	275,000,000

J.P. Morgan Securities LLC, open agreement dated 05/22/2019 (collateralized by a U.S. government sponsored agency obligation and domestic agency mortgage-backed securities valued at $255,000,000; 2.00% - 7.00%; 11/01/2026 - 03/01/2051)(f)	0.04%	-	-	250,000,000

Lloyds Bank PLC, joint term agreement dated 01/22/2021, aggregate maturing value of $500,200,000 (collateralized by U.S. Treasury obligations valued at $510,022,417; 1.50% - 6.00%; 12/31/2023 - 09/30/2026)	0.16%	04/26/2021	140,056,000	140,000,000

Lloyds Bank PLC, joint term agreement dated 01/27/2021, aggregate maturing value of $500,186,667 (collateralized by U.S. Treasury obligations valued at $509,777,929; 1.50% - 6.00%; 05/15/2021 - 08/15/2043)	0.16%	04/23/2021	100,037,333	100,000,000

Metropolitan Life Insurance Co., joint term agreement dated 02/24/2021, aggregate maturing value of $317,510,504 (collateralized by U.S. Treasury obligations valued at $328,491,333; 0.00% - 0.13%; 12/31/2022 - 11/15/2045)(e)	0.06%	03/03/2021	170,002,233	170,000,250

Mitsubishi UFJ Trust & Banking Corp., agreement dated 02/26/2021, maturing value of $300,000,500 (collateralized by domestic agency mortgage-backed securities valued at $306,000,001; 0.41% - 0.82%; 04/15/2036 - 02/20/2049)	0.02%	03/01/2021	300,000,500	300,000,000

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/24/2021, aggregate maturing value of $1,005,259,773 (collateralized by U.S. Treasury obligations valued at $1,026,464,724; 1.13% - 1.50%; 02/28/2025 - 02/15/2030)(e)	0.05%	03/03/2021	434,841,728	434,837,500

Prudential Insurance Co. of America, agreement dated 02/26/2021, maturing value of $513,922,141 (collateralized by U.S. Treasury obligations valued at $532,632,970; 0.00%; 02/15/2026 - 11/15/2043)	0.05%	03/01/2021	513,922,141	513,920,000

Prudential Legacy Insurance Company of New Jersey, agreement dated 02/26/2021, maturing value of $38,625,161 (collateralized by a U.S. Treasury obligation valued at $39,594,000; 0.00%; 08/15/2033)	0.05%	03/01/2021	38,625,161	38,625,000

RBC Capital Markets LLC, joint term agreement dated 02/26/2021, aggregate maturing value of $1,250,000,000 (collateralized by a foreign corporate obligation, domestic agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $1,275,000,266; 0.13% - 9.68%; 02/28/2021 - 08/20/2065)(b)(e)	0.13%	04/28/2021	920,000,000	920,000,000

RBC Dominion Securities Inc., joint agreement dated 02/26/2021, aggregate maturing value of $2,000,005,000 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $2,040,000,034; 0.00% - 6.25%; 02/28/2021 - 02/01/2051)	0.03%	03/01/2021	1,460,003,650	1,460,000,000

Societe Generale, joint open agreement dated 08/05/2020 (collateralized by U.S. Treasury obligations valued at $1,530,000,094; 0.00% - 8.13%; 02/28/2021 - 05/15/2050)(f)	0.03%	-	-	320,000,000

TD Securities (USA) LLC, term agreement dated 02/24/2021, maturing value of $100,000,778 (collateralized by U.S. Treasury obligations valued at $102,000,077; 1.63% - 5.50%; 08/15/2028 - 11/15/2050)(e)	0.04%	03/03/2021	100,000,778	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                             Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Government & Agency Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Wells Fargo Securities, LLC, agreement dated 02/26/2021, maturing value of $500,001,250 (collateralized by domestic agency mortgage-backed securities valued at $510,000,001; 1.50% - 5.00%; 11/01/2031 - 03/01/2051)	0.03%	03/01/2021	$500,001,250	$500,000,000

Total Repurchase Agreements (Cost $15,729,386,218)				15,729,386,218

TOTAL INVESTMENTS IN SECURITIES(g)-102.75% (Cost $39,395,353,441)				39,395,353,441

OTHER ASSETS LESS LIABILITIES-(2.75)%				(1,056,001,363)

NET ASSETS-100.00%				$38,339,352,078

Investment Abbreviations:

LIBOR	-London Interbank Offered Rate
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2021.
(c)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2021.

(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(g)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/2021

1-7	36.9%

8-30	11.7

31-60	13.1

61-90	9.0

91-180	7.1

181+	22.2

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                             Short-Term Investments Trust

Schedule of Investments

February 28, 2021

(Unaudited)

Invesco Treasury Obligations Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities-106.00%

U.S. Treasury Bills-87.64%(a)
U.S. Treasury Bills	0.02%-0.09%	03/02/2021	$62,000	$61,999,887

U.S. Treasury Bills	0.09%-0.12%	03/04/2021	40,000	39,999,692

U.S. Treasury Bills	0.03%-0.09%	03/09/2021	73,700	73,698,897

U.S. Treasury Bills	0.07%-0.13%	03/11/2021	40,000	39,998,962

U.S. Treasury Bills	0.03%-0.08%	03/16/2021	80,000	79,997,958

U.S. Treasury Bills	0.08%	03/18/2021	20,000	19,999,292

U.S. Treasury Bills	0.08%-0.12%	03/23/2021	35,000	34,997,922

U.S. Treasury Bills	0.09%	03/25/2021	15,000	14,999,100

U.S. Treasury Bills	0.03%-0.12%	03/30/2021	103,000	102,995,151

U.S. Treasury Bills	0.10%	04/01/2021	46,000	45,996,237

U.S. Treasury Bills	0.04%	04/06/2021	35,000	34,998,775

U.S. Treasury Bills	0.02%-0.11%	04/08/2021	45,000	44,997,625

U.S. Treasury Bills	0.04%-0.09%	04/13/2021	40,000	39,997,671

U.S. Treasury Bills	0.02%-0.10%	04/20/2021	70,000	69,996,500

U.S. Treasury Bills	0.12%-0.14%	04/22/2021	25,000	24,995,667

U.S. Treasury Bills	0.04%-0.09%	04/27/2021	40,000	39,996,708

U.S. Treasury Bills	0.11%	04/29/2021	15,000	14,997,296

U.S. Treasury Bills	0.03%-0.09%	05/04/2021	15,000	14,998,688

U.S. Treasury Bills	0.07%-0.11%	05/06/2021	20,000	19,996,792

U.S. Treasury Bills	0.04%-0.09%	05/13/2021	42,000	41,996,238

U.S. Treasury Bills	0.04%-0.18%	05/20/2021	25,000	24,994,789

U.S. Treasury Bills	0.05%-0.10%	06/01/2021	36,500	36,493,247

U.S. Treasury Bills	0.04%-0.09%	06/10/2021	20,000	19,996,283

U.S. Treasury Bills	0.09%	06/24/2021	10,000	9,997,125

U.S. Treasury Bills	0.10%	07/01/2021	40,000	39,986,444

U.S. Treasury Bills	0.09%	07/08/2021	15,000	14,995,162

U.S. Treasury Bills	0.16%	07/15/2021	7,000	6,995,901

U.S. Treasury Bills	0.10%	07/22/2021	20,000	19,992,453

U.S. Treasury Bills	0.07%	08/05/2021	5,000	4,998,474

U.S. Treasury Bills	0.06%	08/19/2021	12,000	11,996,751

U.S. Treasury Bills	0.05%	08/26/2021	10,000	9,997,775

U.S. Treasury Bills	0.14%	09/09/2021	5,000	4,996,267

U.S. Treasury Bills	0.14%	10/07/2021	5,000	4,995,722

U.S. Treasury Bills	0.14%	11/04/2021	15,000	14,986,050

U.S. Treasury Bills	0.11%	12/30/2021	10,000	9,990,711

U.S. Treasury Bills	0.09%	01/27/2022	3,000	2,997,510

U.S. Treasury Bills	0.06%	02/24/2022	10,000	9,994,000

				1,110,059,722

U.S. Treasury Notes-18.36%

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	0.18%	04/30/2021	7,000	6,999,982

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.22%)(b)	0.26%	07/31/2021	15,000	14,998,352

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.30%)(b)	0.34%	10/31/2021	36,500	36,511,751

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                             Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Treasury Obligations Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Notes-(continued)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	0.19%	01/31/2022	$30,000	$29,981,531

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)(b)	0.15%	04/30/2022	55,000	55,018,696

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.10%	07/31/2022	22,000	22,001,850

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.10%	10/31/2022	45,000	44,997,957

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	0.09%	01/31/2023	6,000	6,000,311

U.S. Treasury Notes	2.25%	03/31/2021	16,000	16,026,186

				232,536,616

TOTAL INVESTMENTS IN SECURITIES-106.00% (Cost $1,342,596,338)				1,342,596,338

OTHER ASSETS LESS LIABILITIES-(6.00)%				(76,044,088)

NET ASSETS-100.00%				$1,266,552,250

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2021.

Portfolio Composition by Maturity

In days, as of 02/28/2021

1-7	7.6%

8-30	27.4

31-60	24.8

61-90	8.1

91-180	14.1

181+	18.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                             Short-Term Investments Trust

Schedule of Investments

February 28, 2021

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations-99.85%

Alabama-4.11%
Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC - Swedbank AB)(a)(b)(c)	0.08%	07/01/2040	$6,805	$6,805,000

Arizona-3.34%

Casa Grande (City of), AZ Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD RB (CEP - FNMA)(b)	0.04%	06/15/2031	2,685	2,685,000

Sierra Vista (City of), AZ Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD RB (CEP - FNMA)(b)	0.04%	06/15/2031	2,845	2,845,000

				5,530,000

California-1.81%

California (State of) Educational Facilities Authority (Stanford University); Series 2021, Tax Exempt Commercial Paper Notes	0.07%	04/06/2021	3,000	3,000,000

Colorado-0.61%
Boulder (County of), CO (Imagine!); Series 2006, VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.13%	02/01/2031	1,010	1,010,000

Delaware-2.41%

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.04%	09/01/2036	2,780	2,780,000

Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.05%	05/01/2036	1,215	1,215,000

				3,995,000

District of Columbia-4.50%

District of Columbia (Medlantic/Helix); Series 1998 A, VRD RB (LOC - TD Bank N.A.)(b)(c)	0.03%	08/15/2038	1,345	1,345,000

Metropolitan Washington Airports Authority; Subseries 2010 C-2, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.02%	10/01/2039	6,110	6,110,000

				7,455,000

Florida-4.19%

Palm Beach (County of), FL (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	0.08%	11/01/2036	2,725	2,725,000

Palm Beach (County of), FL (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	0.03%	07/01/2032	2,400	2,400,000

Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.02%	07/01/2037	1,825	1,825,000

				6,950,000

Georgia-4.87%

Atlanta (City of), GA Georgia Development Authority (Perkins + Will, Inc.); Series 2010, VRD RB (LOC - BMO Harris Bank N.A.)(b)(c)	0.04%	11/01/2030	2,155	2,155,000

Monroe (County of), GA Development Authority (Oglethorpe Power Corp. Scherer);
Series 2009 A, VRD PCR (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.03%	01/01/2030	2,420	2,420,000

Series 2010 A, Ref. VRD PCR (LOC - Truist Bank)(b)(c)	0.11%	01/01/2036	3,500	3,500,000

				8,075,000

Illinois-5.33%

Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(b)	0.01%	12/01/2046	5,730	5,730,000

Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	0.03%	01/01/2037	2,100	2,100,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                             Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois-(continued)

Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC - U.S. Bank N.A.)(b)(c)	0.04%	10/01/2033	$1,000	$1,000,000

				8,830,000

Indiana-8.48%

Huntington (City of), IN (Huntington University); Series 2007, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.08%	08/01/2037	4,660	4,660,000

Indiana (State of) Finance Authority (Ispat Inland, Inc.); Series 2005, Ref. VRD RB (LOC - Rabobank Nederland)(a)(b)(c)	0.08%	06/01/2035	5,495	5,495,000

Purdue University; Series 2011 A, VRD COP(b)	0.01%	07/01/2035	3,900	3,900,000

				14,055,000

Louisiana-2.77%

Louisiana (State of) Offshore Terminal Authority Deepwater Port (Loop LLC); Series 2013 B, Ref. VRD RB (LOC - JPMorgan Chase Bank, N.A.)(b)(c)	0.03%	09/01/2033	910	910,000

Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	0.02%	07/01/2047	3,690	3,690,000

				4,600,000

Maryland-5.19%

Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Hospital); Series 2021 B, Commercial Paper Notes	0.14%	05/07/2021	4,500	4,500,000

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical); Series 2008E, VRD RB (LOC - Bank of Montreal)(b)(c)	0.01%	07/01/2041	2,600	2,600,000

Montgomery (County of), MD; Series 2021 B, Commercial Paper Notes	0.08%	05/05/2021	1,500	1,500,000

				8,600,000

Massachusetts-2.61%

Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC - TD Bank N.A.)(b)(c)	0.03%	10/01/2038	2,830	2,830,000

Massachusetts (State of) Transportation Trust Fund; Series 2010 A-1, VRD RB (LOC - Citibank N.A.)(b)(c)	0.02%	01/01/2037	1,500	1,500,000

				4,330,000

Michigan-3.53%

Kent (County of), MI Hospital Finance Authority (Spectrum Health System); Series 2008 C, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	0.03%	01/15/2026	1,420	1,420,000

Michigan State University Board of Trustees;
Series 2000 A-1, VRD RB(b)	0.06%	08/15/2030	3,415	3,415,000

Series 2000 A-2, VRD RB(b)	0.06%	08/15/2030	1,010	1,010,000

				5,845,000

Minnesota-5.35%

Burnsville (City of), MN (Bridgeway Apartments L.P.); Series 2003, Ref. VRD RB (CEP - FNMA)(b)	0.11%	10/15/2033	1,175	1,175,000

Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP - FHLMC)(b)	0.03%	11/01/2035	3,610	3,610,000

St. Paul (City of), MN Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD RB (CEP - FHLMC)(b)	0.03%	10/01/2033	4,085	4,085,000

				8,870,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                             Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Mississippi-4.73%

Mississippi Business Finance Corp. (Chevron U.S.A., Inc.);
Series 2010 C, VRD IDR(b)	0.03%	12/01/2030	$585	$585,000

Series 2010 E, VRD IDR(b)	0.03%	12/01/2030	6,250	6,250,000

Series 2010 B, VRD IDR(b)	0.03%	12/01/2030	1,000	1,000,000

				7,835,000

Missouri-0.77%

Bridgeton (City of), MO IDA (Stolze Printing); Series 2010, VRD RB (LOC - FHLB of Chicago)(b)(c)	0.04%	11/01/2037	715	715,000

Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC - FHLB of Chicago)(b)(c)	0.10%	08/01/2038	565	565,000

				1,280,000

New York-1.72%

New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC - Mizuho Bank Ltd.)(a)(b)(c)	0.02%	05/01/2039	2,850	2,850,000

North Carolina-1.51%

North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 1992 A, VRD RB(b)	0.02%	06/01/2027	1,285	1,285,000

North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1991 B, VRD RB(b)	0.01%	12/01/2021	1,220	1,220,000

				2,505,000

Ohio-1.76%

Lorain (County of), OH Port Authority (St. Ignatius High School); Series 2008, VRD RB (LOC - U.S. Bank N.A.)(b)(c)	0.04%	08/02/2038	2,925	2,925,000

Pennsylvania-2.81%

Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.04%	06/01/2037	2,095	2,095,000

Haverford Township School District; Series 2009, VRD GO Bonds (LOC - TD Bank N.A.)(b)(c)	0.03%	03/01/2030	1,885	1,885,000

Lebanon (County of), PA Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.04%	10/15/2025	380	380,000

Ridley School District; Series 2009, VRD GO Bonds (LOC - TD Bank N.A.)(b)(c)	0.03%	11/01/2029	305	305,000

				4,665,000

Rhode Island-2.65%

Rhode Island Health & Educational Building Corp. (Brown University); Series 2003 B, VRD RB(b)	0.02%	09/01/2043	4,400	4,400,000

Texas-12.02%

Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.04%	02/15/2042	1,285	1,285,000

Houston (City of) TX; Series 2021 E-2, Commercial Paper Notes	0.06%	03/03/2021	3,500	3,500,000

Houston (City of), TX (Combined Utility System); Series 2004 B-3, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.03%	05/15/2034	1,950	1,950,000

San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.05%	04/01/2026	2,320	2,320,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD RB (CEP - FHLMC)(b)	0.10%	05/01/2042	2,860	2,860,000

Texas A&M University System Board of Regents;
Series 2021 B, Commercial Paper Notes	0.24%	05/05/2021	400	400,000

Series 2021 B, Commercial Paper Notes	0.10%	07/06/2021	4,500	4,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                             Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas-(continued)

University of Texas System Board of Regents;
Series 2008 B, VRD RB(b)	0.01%	08/01/2025	$2,115	$2,115,000

Series 2021 A, Commercial Paper Notes	0.08%	07/07/2021	1,000	1,000,000

				19,930,000

Virginia-2.47%
Norfolk (City of), VA; Series 2007, VRD GO Bonds(b)	0.03%	08/01/2037	4,100	4,100,000

Washington-4.11%

Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD RB (LOC - FHLB of San Francisco)(b)(c)	0.03%	09/01/2049	3,375	3,375,000

Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD RB (LOC - FHLB of San Francisco)(b)(c)	0.03%	11/01/2047	3,445	3,445,000

				6,820,000

West Virginia-4.17%

Cabell (County of), WV (Provident Group - Marshall Properties LLC - Marshall University); Series 2010 A, VRD RB (LOC - Bank of America N.A.)(b)(c)	0.03%	07/01/2039	845	845,000

West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008 B, Ref. VRD RB (LOC - Branch Banking & Trust Co.)(b)(c)	0.11%	01/01/2034	6,060	6,060,000

				6,905,000

Wisconsin-2.03%

Lima (Town of), WI (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD RB (LOC - FHLB of Chicago)(b)(c)	0.04%	10/01/2042	3,365	3,365,000

TOTAL INVESTMENTS IN SECURITIES(d)(e)-99.85% (Cost $165,530,000)				165,530,000

OTHER ASSETS LESS LIABILITIES-0.15%				243,257

NET ASSETS-100.00%				$165,773,257

Investment Abbreviations:

CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corp.
FNMA	- Federal National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
LOC	- Letter of Credit
PCR	- Pollution Control Revenue Bonds
RB	- Revenue Bonds
Ref.	- Refunding
VRD	- Variable Rate Demand

Notes to Schedule of Investments:

(a)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 6.6%; other countries less than 5% each: 7.4%.

(b)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2021.

(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)	Also represents cost for federal income tax purposes.
(e)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                             Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Tax-Free Cash Reserve Portfolio

Entities	Percentage
Federal Home Loan Banks	6.9%

Federal Home Loan Mortgage Corporation	6.4

Truist Financial Corp.	5.8

Portfolio Composition by Maturity

In days, as of 02/28/2021

1-7	91.0%

8-30	0.0

31-60	1.8

61-90	3.9

91-180	3.3

181+	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                             Short-Term Investments Trust

Statements of Assets and Liabilities

February 28, 2021

(Unaudited)

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio

Assets:

Investments in securities, at value	$2,117,429,727	$143,271,436	$11,644,277,697	$23,665,967,223	$1,342,596,338	$165,530,000

Repurchase agreements, at value and cost	648,125,071	64,579,159	9,568,548,509	15,729,386,218	-	-

Receivable for: Investments sold	-	-	25,000,000	71,000,000	-	920,040

Interest	360,884	11,878	6,766,480	11,782,286	182,480	7,709

Fund expenses absorbed	-	-	-	-	-	68,432

Investment for trustee deferred compensation and retirement plans	3,779,351	1,028,681	2,262,445	1,028,312	114,823	358,492

Other assets	154,721	258,724	736,062	1,495,294	85,448	60,810

Total assets	2,769,849,754	209,149,878	21,247,591,193	39,480,659,333	1,342,979,089	166,945,483

Liabilities:

Payable for: Investments purchased	-	-	-	904,455,408	76,064,404	-

Amount due custodian	180	-	140,552,952	231,075,688	67,533	728,024

Dividends	36,744	1,782	162,282	896,281	8,602	1,324

Accrued fees to affiliates	567,714	12,657	1,953,630	1,971,383	75,867	33,168

Accrued trustees’ and officers’ fees and benefits	7,569	3,857	14,615	18,230	2,533	1,660

Accrued operating expenses	14,163	38,338	148,914	1,548,372	75,624	26,321

Trustee deferred compensation and retirement plans	4,063,553	1,097,081	2,599,734	1,341,893	132,276	381,729

Total liabilities	4,689,923	1,153,715	145,432,127	1,141,307,255	76,426,839	1,172,226

Net assets applicable to shares outstanding	$2,765,159,831	$207,996,163	$21,102,159,066	$38,339,352,078	$1,266,552,250	$165,773,257

Net assets consist of:

Shares of beneficial interest	$2,764,713,876	$207,223,380	$21,101,394,599	$38,339,068,857	$1,266,601,377	$165,897,303

Distributable earnings (loss)	445,955	772,783	764,467	283,221	(49,127)	(124,046)

	$2,765,159,831	$207,996,163	$21,102,159,066	$38,339,352,078	$1,266,552,250	$165,773,257

Net Assets:

Institutional Class	$2,758,308,572	$206,121,791	$18,981,135,230	$35,924,791,995	$1,150,981,367	$126,888,084

Private Investment Class	$3,134,406	$744,434	$351,293,472	$512,474,804	$15,536,281	$10,319,666

Personal Investment Class	$10,250	$395,364	$315,719,198	$7,422,402	$605,815	$1,116,886

Cash Management Class	$2,927,989	$503,840	$442,403,317	$498,258,486	$252,984	$4,575,862

Reserve Class	$277,705	$87,033	$485,133,860	$478,919,695	$91,507,711	$21,373,162

Resource Class	$362,237	$122,597	$40,039,862	$185,891,029	$150,068	$1,489,318

Corporate Class	$38,671	$21,104	$486,334,119	$96,836,477	$7,518,024	$10,279

CAVU Securities Class	$100,001	$-	$100,008	$634,757,190	$-	$-

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                             Short-Term Investments Trust

Statements of Assets and Liabilities—(continued)

February 28, 2021

(Unaudited)

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio

Shares outstanding, no par value, unlimited number of shares authorized:

Institutional Class	2,757,167,721	206,117,265	18,979,770,054	35,924,417,645	1,150,974,645	126,868,501

Private Investment Class	3,133,125	744,417	351,261,032	512,466,911	15,536,214	10,318,073

Personal Investment Class	10,246	395,360	315,695,392	7,422,264	605,815	1,116,714

Cash Management Class	2,926,792	503,834	442,370,045	498,252,236	252,983	4,575,156

Reserve Class	277,591	87,032	485,088,911	478,913,917	91,506,727	21,369,863

Resource Class	362,089	122,596	40,034,462	185,889,237	150,068	1,489,088

Corporate Class	38,656	21,104	486,286,532	96,836,212	7,517,998	10,277

CAVU Securities Class	99,960	-	100,000	634,757,144	-	-

Net asset value, offering and redemption price per share for each class	$1.0004	$1.0000	$1.00	$1.00	$1.00	$1.00

Cost of Investments	$2,765,260,749	$207,849,938	$21,212,826,206	$39,395,353,441	$1,342,596,338	$165,530,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                             Short-Term Investments Trust

Statements of Operations

For the six months ended February 28, 2021

(Unaudited)

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio

Investment income:

Interest	$3,114,267	$205,350	$15,938,058	$24,561,173	$954,898	$95,884

Expenses:

Advisory fees	1,850,069	185,061	15,323,773	16,289,449	874,963	182,104

Administrative services fees	545,921	56,642	4,551,132	7,209,250	316,042	40,736

Custodian fees	7,119	6,086	702,107	932,303	13,041	905

Distribution fees:
Private Investment Class	4,892	1,702	572,042	823,736	19,435	13,122

Personal Investment Class	27	1,078	789,399	27,423	1,996	6,842

Cash Management Class	1,165	200	155,651	178,592	109	1,958

Reserve Class	1,199	375	2,298,701	1,892,884	282,610	111,967

Resource Class	361	97	261,431	107,992	124	2,046

Corporate Class	6	3	73,713	5,221	1,407	2

Transfer agent fees	111,004	11,104	919,426	1,466,050	62,010	8,195

Trustees’ and officers’ fees and benefits	35,716	12,709	240,705	361,622	25,713	12,170

Registration and filing fees	45,032	47,421	14,508	62,163	42,941	51,225

Reports to shareholders	10,009	7,561	19,253	79,245	8,392	28,785

Professional services fees	19,483	14,513	60,545	104,404	17,691	14,018

Other	41,239	21,045	117,545	210,126	25,170	7,583

Total expenses	2,673,242	365,597	26,099,931	29,750,460	1,691,644	481,658

Less: Fees waived and expenses reimbursed	(452,129)	(172,654)	(11,353,309)	(8,932,108)	(809,763)	(394,962)

Net expenses	2,221,113	192,943	14,746,622	20,818,352	881,881	86,696

Net investment income	893,154	12,407	1,191,436	3,742,821	73,017	9,188

Realized and unrealized gain (loss) from:

Net realized gain (loss) from unaffiliated investment securities	(3,927)	553	180,981	265,130	46,613	-

Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(365,580)	(1,909)	-	-	-	-

Net realized and unrealized gain (loss)	(369,507)	(1,356)	180,981	265,130	46,613	-

Net increase in net assets resulting from operations	$523,647	$11,051	$1,372,417	$4,007,951	$119,630	$9,188

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                             Short-Term Investments Trust

Statements of Changes in Net Assets

For the six months ended February 28, 2021 and the year ended August 31, 2020

(Unaudited)

	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio

	February 28, 2021	August 31, 2020	February 28, 2021	August 31, 2020

Operations:
Net investment income	$893,154	$29,970,218	$12,407	$5,414,497

Net realized gain (loss)	(3,927)	(15,623)	553	78

Change in net unrealized appreciation (depreciation)	(365,580)	45,074	(1,909)	(41,714)

Net increase in net assets resulting from operations	523,647	29,999,669	11,051	5,372,861

Distributions to shareholders from distributable earnings:
Institutional Class	(892,725)	(29,817,713)	(12,288)	(5,392,900)

Private Investment Class	(166)	(36,868)	(58)	(11,032)

Personal Investment Class	(2)	(74)	(21)	(2,832)

Cash Management Class	(208)	(107,505)	(26)	(5,280)

Reserve Class	(14)	(1,504)	(5)	(1,098)

Resource Class	(19)	(3,570)	(7)	(1,140)

Corporate Class	(10)	(2,984)	(2)	(215)

CAVU Securities Class	(10)	-	-	-

Total distributions from distributable earnings	(893,154)	(29,970,218)	(12,407)	(5,414,497)

Share transactions-net:
Institutional Class	200,246,753	114,142,968	(114,629,963)	(331,356,151)

Private Investment Class	(406,836)	(1,176,345)	(531,782)	(71,436)

Personal Investment Class	-	-	19	(45,201)

Cash Management Class	(18,649)	(6,335,509)	7	(96,257)

Reserve Class	(495)	(24,329)	(18,405)	(167,883)

Resource Class	(3,355)	2,906	6	(674)

Corporate Class	12	(287,979)	2	251

CAVU Securities Class	100,000	-	-	-

Net increase (decrease) in net assets resulting from share transactions	199,917,430	106,321,712	(115,180,116)	(331,737,351)

Net increase (decrease) in net assets	199,547,923	106,351,163	(115,181,472)	(331,778,987)

Net assets:
Beginning of period	2,565,611,908	2,459,260,745	323,177,635	654,956,622

End of period	$2,765,159,831	$2,565,611,908	$207,996,163	$323,177,635

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                             Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)

For the six months ended February 28, 2021 and the year ended August 31, 2020

(Unaudited)

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	February 28, 2021	August 31, 2020	February 28, 2021	August 31, 2020

Operations:
Net investment income	$1,191,436	$163,580,411	$3,742,821	$264,467,683

Net realized gain (loss)	180,981	139,394	265,130	(189,477)

Net increase in net assets resulting from operations	1,372,417	163,719,805	4,007,951	264,278,206

Distributions to shareholders from distributable earnings:
Institutional Class	(1,070,356)	(146,246,982)	(3,571,291)	(254,196,609)

Private Investment Class	(19,241)	(3,446,279)	(49,414)	(4,200,784)

Personal Investment Class	(14,483)	(2,137,800)	(826)	(89,620)

Cash Management Class	(19,641)	(3,199,903)	(41,568)	(2,683,953)

Reserve Class	(26,659)	(1,117,598)	(40,854)	(1,290,595)

Resource Class	(16,339)	(4,967,684)	(12,409)	(1,599,458)

Corporate Class	(24,715)	(2,664,191)	(4,034)	(439,777)

CAVU Securities Class	(2)	-	(22,425)	-

Total distributions from distributable earnings	(1,191,436)	(163,780,437)	(3,742,821)	(264,500,796)

Share transactions-net:
Institutional Class	(234,871,298)	498,579,949	5,665,406,437	256,030,543

Private Investment Class	(71,540,917)	(83,191,362)	(69,612,598)	49,500,711

Personal Investment Class	33,894,138	(78,430,874)	(6,107,601)	(2,461,469)

Cash Management Class	70,435,022	(24,723,778)	66,777,783	66,475,768

Reserve Class	(96,559,917)	292,043,533	77,477,855	103,651,946

Resource Class	(595,640,413)	3,118,922	42,742,283	(37,467,649)

Corporate Class	(647,327,935)	704,514,058	65,568,457	(9,080,725)

CAVU Securities Class	100,000	-	634,757,144	-

Net increase (decrease) in net assets resulting from share transactions	(1,541,511,320)	1,311,910,448	6,477,009,760	426,649,125

Net increase (decrease) in net assets	(1,541,330,339)	1,311,849,816	6,477,274,890	426,426,535

Net assets:
Beginning of period	22,643,489,405	21,331,639,589	31,862,077,188	31,435,650,653

End of period	$21,102,159,066	$22,643,489,405	$38,339,352,078	$31,862,077,188

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                             Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)

For the six months ended February 28, 2021 and the year ended August 31, 2020

(Unaudited)

	Invesco Treasury Obligations Portfolio		Invesco Tax-Free Cash Reserve Portfolio
	February 28, 2021	August 31, 2020	February 28, 2021	August 31, 2020

Operations:
Net investment income	$73,017	$10,091,353	$9,188	$1,534,657

Net realized gain (loss)	46,613	(57,411)	-	-

Net increase in net assets resulting from operations	119,630	10,033,942	9,188	1,534,657

Distributions to shareholders from distributable earnings:
Institutional Class	(68,400)	(9,782,969)	(6,853)	(1,172,112)

Private Investment Class	(786)	(65,930)	(530)	(106,524)

Personal Investment Class	(37)	(898)	(126)	(7,119)

Cash Management Class	(15)	(16,009)	(248)	(177,298)

Reserve Class	(3,296)	(212,244)	(1,299)	(50,307)

Resource Class	(9)	(1,150)	(130)	(21,222)

Corporate Class	(474)	(12,153)	(2)	(75)

Total distributions from distributable earnings	(73,017)	(10,091,353)	(9,188)	(1,534,657)

Share transactions-net:
Institutional Class	(219,272,329)	325,218,196	(24,109,155)	(10,043,247)

Private Investment Class	1,111,947	4,941,082	184,836	(10,353,451)

Personal Investment Class	(135,955)	630,111	(2,466,678)	1,041,703

Cash Management Class	(87,653)	(1,553,674)	(914,017)	(21,806,010)

Reserve Class	36,920,232	(123,709)	(5,450,128)	6,820,117

Resource Class	8	16,515	(1,514,728)	1,886,657

Corporate Class	(2,924,417)	10,431,998	-	85

Net increase (decrease) in net assets resulting from share transactions	(184,388,167)	339,560,519	(34,269,870)	(32,454,146)

Net increase (decrease) in net assets	(184,341,554)	339,503,108	(34,269,870)	(32,454,146)

Net assets:
Beginning of period	1,450,893,804	1,111,390,696	200,043,127	232,497,273

End of period	$ 1,266,552,250	$ 1,450,893,804	$ 165,773,257	$ 200,043,127

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                             Short-Term Investments Trust

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Corporate Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/ or expense reimbursements	Ratio of net investment income to average net assets

Invesco Liquid Assets Portfolio
Six months ended 02/28/21	$1.0006	$0.0002	$(0.0002)	$0.0000	$(0.0002)	$-	$(0.0002)	$1.0004	0.00%	$39	0.21%(c)	0.25%(c)	0.04%(c)
Year ended 08/31/20	1.0004	0.0123	(0.0006)	0.0117	(0.0115)	-	(0.0115)	1.0006	1.17	39	0.21	0.25	1.23
Year ended 08/31/19	1.0004	0.0234	(0.0000)	0.0234	(0.0234)	-	(0.0234)	1.0004	2.36	327	0.21	0.25	2.34
Year ended 08/31/18	1.0002	0.0170	(0.0011)	0.0159	(0.0157)	-	(0.0157)	1.0004	1.60	1,926	0.21	0.26	1.70
Year ended 08/31/17	1.00	0.0048	0.0036	0.0084	(0.0077)	(0.0005)	(0.0082)	1.0002	0.81	9,483	0.21	0.29	0.48
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.30	169,660	0.18	0.21	0.31
Invesco STIC Prime Portfolio
Six months ended 02/28/21	1.0000	0.0001	(0.0000)	0.0001	(0.0001)	-	(0.0001)	1.0000	0.01	21	0.16(c)	0.32(c)	0.01(c)
Year ended 08/31/20	1.0001	0.0114	(0.0013)	0.0101	(0.0102)	-	(0.0102)	1.0000	1.03	21	0.21	0.29	1.13
Year ended 08/31/19	1.0001	0.0224	0.0000	0.0224	(0.0224)	-	(0.0224)	1.0001	2.26	21	0.21	0.28	2.23
Year ended 08/31/18	1.0000	0.0152	(0.0002)	0.0150	(0.0149)	-	(0.0149)	1.0001	1.51	20	0.21	0.30	1.52
Year ended 08/31/17	1.00	0.0059	0.0007	0.0066	(0.0066)	-	(0.0066)	1.0000	0.66	20	0.21	0.30	0.59
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.24	9	0.17	0.23	0.23
Invesco Treasury Portfolio
Six months ended 02/28/21	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	486,334	0.15(c)	0.24(c)	0.01(c)
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	0.88	1,133,683	0.21	0.24	0.83
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	2.17	429,129	0.21	0.24	2.15
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.34	467,373	0.21	0.23	1.34
Year ended 08/31/17	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.49	607,827	0.21	0.23	0.49
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.14	1,173,253	0.17	0.21	0.14
Invesco Government & Agency Portfolio
Six months ended 02/28/21	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	96,836	0.12(c)	0.19(c)	0.03(c)
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	(0.00)	(0.01)	1.00	0.92	31,268	0.18	0.18	0.82
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	2.19	40,349	0.19	0.19	2.17
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.35	146,277	0.18	0.18	1.32
Year ended 08/31/17	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.53	324,437	0.18	0.18	0.55
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.17	316,444	0.16	0.18	0.17
Invesco Treasury Obligations Portfolio
Six months ended 02/28/21	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	7,518	0.13(c)	0.23(c)	0.01(c)
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.91	10,442	0.21	0.23	0.81
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	2.14	10	0.21	0.24	2.12
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.31	10	0.21	0.24	1.31
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.41	10	0.21	0.25	0.45
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.11	2,948	0.14	0.39	0.11
Invesco Tax-Free Cash Reserve Portfolio
Six months ended 02/28/21	1.00	0.00	-	0.00	(0.00)	-	(0.00)	1.00	0.01	10	0.10(c)	0.41(c)	0.01(c)
Year ended 08/31/20	1.00	0.01	-	0.01	(0.01)	-	(0.01)	1.00	0.74	10	0.20	0.37	0.75
Year ended 08/31/19	1.00	0.01	-	0.01	(0.01)	-	(0.01)	1.00	1.35	10	0.23	0.38	1.35
Year ended 08/31/18	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.97	10	0.23	0.41	0.98
Year ended 08/31/17	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.54	0	0.23	0.40	0.53
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.08	32	0.10	0.34	0.12

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)

Ratios are annualized and based on average daily net assets (000’s omitted) of $39, $21, $495,501, $35,094, $9,459 and $10 for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                             Short-Term Investments Trust

Notes to Financial Statements

February 28, 2021

(Unaudited)

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Invesco Tax-Free Cash Reserve Portfolio.

Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio and Invesco Government & Agency Portfolio currently offer eight different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class. On December 18, 2020, Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio and Invesco Government & Agency Portfolio began offering CAVU Securities class shares. Invesco STIC Prime Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio currently offer seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, and Invesco Tax-Free Cash Reserve Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations - Invesco Liquid Assets Portfolio’s and Invesco STIC Prime Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is

36                             Short-Term Investments Trust

recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Invesco Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

LIBOR Risk - Certain Funds may invest in financial instruments that utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Although many LIBOR rates will be phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. There remains uncertainty regarding the effect of the LIBOR transition process and therefore any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests

37                             Short-Term Investments Trust

cannot yet be determined. There is no assurance that the composition or characteristics of any alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to the Fund.

K.

Other Risks - Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million

Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%

Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%

Invesco Treasury Portfolio	0.15%	0.15%	0.15%

Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%

Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%

Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

For the six months ended February 28, 2021, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%

Invesco STIC Prime Portfolio	0.15%

Invesco Treasury Portfolio	0.15%

Invesco Government & Agency Portfolio	0.10%

Invesco Treasury Obligations Portfolio	0.13%

Invesco Tax-Free Cash Reserve Portfolio	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of

38                             Short-Term Investments Trust

Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class shares for each Fund as shown in the following table (the “expense limits”):

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class	CAVU Securities Class

Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%	0.18%

Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	–

Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%

Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%

Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%	–

Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%	–

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

For the six months ended February 28, 2021, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

Expense Limitation

Invesco Liquid Assets Portfolio	$445,515

Invesco STIC Prime Portfolio	140,069

Invesco Treasury Portfolio	3,560,492

Invesco Government & Agency Portfolio	-

Invesco Treasury Obligations Portfolio	145,759

Invesco Tax-Free Cash Reserve Portfolio	162,705

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

Voluntary fee waivers for the six months ended February 28, 2021 are shown below:

	Fund Level	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class

Invesco Liquid Assets Portfolio	$1,056	$3,855	$25	$316	$1,113	$248	$1

Invesco STIC Prime Portfolio	29,130	1,702	1,078	200	375	97	3

Invesco Treasury Portfolio	3,669,472	568,599	786,770	152,411	2,294,148	255,904	65,513

Invesco Government & Agency Portfolio	5,926,130	813,081	27,179	170,566	1,885,235	105,261	4,656

Invesco Treasury Obligations Portfolio	358,522	19,398	1,994	108	282,476	124	1,382

Invesco Tax-Free Cash Reserve Portfolio	96,319	13,122	6,842	1,958	111,968	2,046	2

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2021, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2021, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment

39                             Short-Term Investments Trust

Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class

Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2021, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2021, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains

Invesco Liquid Assets Portfolio	$51,476,404	$63,220,429	$-

Invesco STIC Prime Portfolio	6,690,224	6,470,000	-

Invesco Tax-Free Cash Reserve Portfolio	60,797,279	79,468,553	-

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

40                             Short-Term Investments Trust

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had a capital loss carryforward as of August 31, 2020, as follows:

Fund	Not Subject to Expiration	Total*

Invesco Liquid Assets Portfolio	$15,623	$15,623

Invesco Government & Agency Portfolio	189,476	189,476

Invesco Treasury Obligations Portfolio	59,505	59,505

Invesco Tax-Free Cash Reserve Portfolio	19,092	19,092

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At February 28, 2021
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

Invesco Liquid Assets Portfolio	$2,765,260,749	$298,965	$(4,916)	$294,049

Invesco STIC Prime Portfolio	207,849,938	710	(53)	657

Invesco Treasury Portfolio	21,212,842,178	-	(15,972)	(15,972)

Invesco Treasury Obligations Portfolio	1,342,620,029	-	(23,691)	(23,691)

*

For Invesco Treasury Portfolio and Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Government & Agency Portfolio and Invesco Tax-Free Cash Reserve Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 9–Share Information

Invesco Liquid Assets Portfolio

	Summary of Share Activity

	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	8,365,748,460	$8,369,320,010	15,429,264,962	$15,436,049,996

Private Investment Class	371,714	371,900	556,769	556,939

Cash Management Class	137	137	57,447,877	57,471,129

Reserve Class	6,289	6,292	64,898	64,918

Resource Class	-	-	601	601

Corporate Class	2	2	172,360	172,517

CAVU Securities Class(b)	99,960	100,000	-	-

41                             Short-Term Investments Trust

NOTE 9—Share Information—(continued)

	Summary of Share Activity

	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:
Institutional Class	175,660	$175,741	6,416,422	$6,418,790

Private Investment Class	112	112	32,532	32,543

Cash Management Class	208	208	81,549	81,575

Reserve Class	14	14	1,504	1,504

Resource Class	19	19	3,570	3,570

Corporate Class	10	10	2,984	2,984

Reacquired:
Institutional Class	(8,165,751,696)	(8,169,248,998)	(15,321,899,211)	(15,328,325,818)

Private Investment Class	(778,496)	(778,848)	(1,765,341)	(1,765,827)

Cash Management Class	(18,987)	(18,994)	(63,868,033)	(63,888,213)

Reserve Class	(6,798)	(6,801)	(90,719)	(90,751)

Resource Class	(3,372)	(3,374)	(1,265)	(1,265)

Corporate Class	-	-	(463,261)	(463,480)

Net increase in share activity	199,843,236	$199,917,430	105,958,198	$106,321,712

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 12% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 25% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

(b)	Commencement date of December 18, 2020.

42                             Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco STIC Prime Portfolio

	Summary of Share Activity

	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	771,985,595	$771,985,595	1,515,191,563	$1,515,273,645

Private Investment Class	9,000	9,000	46,700	46,700

Personal Investment Class	-	-	561	561

Cash Management Class	7,472	7,472	-	-

Reserve Class	1	1	281	281

Resource Class	-	-	182	182

Corporate Class	-	-	36	36

Issued as reinvestment of dividends:
Institutional Class	8,290	8,290	4,489,681	4,489,681

Private Investment Class	57	57	11,032	11,032

Personal Investment Class	19	19	2,832	2,832

Cash Management Class	7	7	3,278	3,278

Reserve Class	4	4	1,098	1,098

Resource Class	6	6	1,140	1,140

Corporate Class	2	2	215	215

Reacquired:
Institutional Class	(886,623,848)	(886,623,848)	(1,851,039,089)	(1,851,119,477)

Private Investment Class	(540,839)	(540,839)	(129,157)	(129,168)

Personal Investment Class	-	-	(48,590)	(48,594)

Cash Management Class	(7,472)	(7,472)	(99,534)	(99,535)

Reserve Class	(18,410)	(18,410)	(169,247)	(169,262)

Resource Class	-	-	(1,996)	(1,996)

Net increase (decrease) in share activity	(115,180,116)	$(115,180,116)	(331,739,014)	$(331,737,351)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 97% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

43                             Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco Treasury Portfolio

	Summary of Share Activity

	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	125,874,033,421	$125,874,033,421	182,665,163,108	$182,665,163,108

Private Investment Class	279,372,087	279,372,087	1,486,970,970	1,486,970,970

Personal Investment Class	758,065,321	758,065,321	2,422,880,087	2,422,880,087

Cash Management Class	467,103,837	467,103,837	861,417,932	861,417,932

Reserve Class	676,508,536	676,508,536	1,819,500,275	1,819,500,275

Resource Class	161,452,985	161,452,985	333,477,473	333,477,473

Corporate Class	2,948,766,705	2,948,766,705	6,641,915,581	6,641,915,581

CAVU Securities Class(b)	100,000	100,000	-	-

Issued as reinvestment of dividends:
Institutional Class	315,420	315,420	45,062,613	45,062,613

Private Investment Class	6,664	6,664	1,524,217	1,524,217

Personal Investment Class	14,391	14,391	2,137,800	2,137,800

Cash Management Class	18,164	18,164	3,199,903	3,199,903

Reserve Class	26,573	26,573	1,117,598	1,117,598

Resource Class	2,187	2,187	377,525	377,525

Corporate Class	15,235	15,235	2,642,981	2,642,981

Reacquired:
Institutional Class	(126,109,220,139)	(126,109,220,139)	(182,211,645,772)	(182,211,645,772)

Private Investment Class	(350,919,668)	(350,919,668)	(1,571,686,549)	(1,571,686,549)

Personal Investment Class	(724,185,574)	(724,185,574)	(2,503,448,761)	(2,503,448,761)

Cash Management Class	(396,686,979)	(396,686,979)	(889,341,613)	(889,341,613)

Reserve Class	(773,095,026)	(773,095,026)	(1,528,574,340)	(1,528,574,340)

Resource Class	(757,095,585)	(757,095,585)	(330,736,076)	(330,736,076)

Corporate Class	(3,596,109,875)	(3,596,109,875)	(5,940,044,504)	(5,940,044,504)

Net increase (decrease) in share activity	(1,541,511,320)	$(1,541,511,320)	1,311,910,448	$1,311,910,448

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 32% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement date of December 18, 2020.

44                             Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco Government & Agency Portfolio

	Summary of Share Activity

	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	106,170,322,604	$106,170,322,604	262,928,153,701	$262,928,153,701

Private Investment Class	718,708,800	718,708,800	2,584,479,157	2,584,479,157

Personal Investment Class	3,426,436	3,426,436	62,737,197	62,737,197

Cash Management Class	324,090,929	324,090,929	657,577,573	657,577,573

Reserve Class	647,890,632	647,890,632	1,172,921,187	1,172,921,187

Resource Class	747,096,515	747,096,515	1,825,896,962	1,825,896,962

Corporate Class	118,817,459	118,817,459	820,373,313	820,373,313

CAVU Securities Class(b)	1,649,734,121	1,649,734,121	-	-

Issued as reinvestment of dividends:
Institutional Class	1,147,871	1,147,871	73,415,945	73,415,945

Private Investment Class	30,131	30,131	3,046,192	3,046,192

Personal Investment Class	684	684	89,620	89,620

Cash Management Class	20,454	20,454	2,363,772	2,363,772

Reserve Class	32,364	32,364	1,290,595	1,290,595

Resource Class	7,240	7,240	1,403,826	1,403,826

Corporate Class	1,105	1,105	26,956	26,956

CAVU Securities Class	516	516	-	-

Reacquired:
Institutional Class	(100,506,064,038)	(100,506,064,038)	(262,745,539,103)	(262,745,539,103)

Private Investment Class	(788,351,529)	(788,351,529)	(2,538,024,638)	(2,538,024,638)

Personal Investment Class	(9,534,721)	(9,534,721)	(65,288,286)	(65,288,286)

Cash Management Class	(257,333,600)	(257,333,600)	(593,465,577)	(593,465,577)

Reserve Class	(570,445,141)	(570,445,141)	(1,070,559,836)	(1,070,559,836)

Resource Class	(704,361,472)	(704,361,472)	(1,864,768,437)	(1,864,768,437)

Corporate Class	(53,250,107)	(53,250,107)	(829,480,994)	(829,480,994)

CAVU Securities Class	(1,014,977,493)	(1,014,977,493)	-	-

Net increase in share activity	6,477,009,760	$6,477,009,760	426,649,125	$426,649,125

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 36% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement date of December 18, 2020.

45                             Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco Treasury Obligations Portfolio

	Summary of Share Activity

	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	1,124,418,886	$1,124,418,886	2,007,630,177	$2,007,630,177

Private Investment Class	6,792,567	6,792,567	17,752,712	17,752,712

Personal Investment Class	1,073,500	1,073,500	12,396,845	12,396,845

Cash Management Class	-	-	38,202,008	38,202,008

Reserve Class	175,671,023	175,671,023	108,199,892	108,199,892

Resource Class	6	6	2,952,538	2,952,538

Corporate Class	109	109	16,000,000	16,000,000

Issued as reinvestment of dividends:
Institutional Class	50,269	50,269	1,687,442	1,687,442

Private Investment Class	782	782	65,930	65,930

Personal Investment Class	37	37	282	282

Cash Management Class	14	14	16,009	16,009

Reserve Class	3,033	3,033	212,244	212,244

Resource Class	2	2	424	424

Corporate Class	474	474	11,998	11,998

Reacquired:
Institutional Class	(1,343,741,484)	(1,343,741,484)	(1,684,099,423)	(1,684,099,423)

Private Investment Class	(5,681,402)	(5,681,402)	(12,877,560)	(12,877,560)

Personal Investment Class	(1,209,492)	(1,209,492)	(11,767,016)	(11,767,016)

Cash Management Class	(87,667)	(87,667)	(39,771,691)	(39,771,691)

Reserve Class	(138,753,824)	(138,753,824)	(108,535,845)	(108,535,845)

Resource Class	-	-	(2,936,447)	(2,936,447)

Corporate Class	(2,925,000)	(2,925,000)	(5,580,000)	(5,580,000)

Net increase (decrease) in share activity	(184,388,167)	$(184,388,167)	339,560,519	$339,560,519

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 43% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 41% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

46                             Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco Tax-Free Cash Reserve Portfolio

	Summary of Share Activity

	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	54,519,050	$54,519,050	310,891,005	$310,891,005

Private Investment Class	1,862,928	1,862,928	11,295,911	11,295,911

Personal Investment Class	3,438,403	3,438,403	11,189,176	11,189,176

Cash Management Class	2,878,349	2,878,349	7,389,500	7,389,500

Reserve Class	11,527,155	11,527,155	58,297,928	58,297,928

Resource Class	217,349	217,349	4,102,971	4,102,971

Corporate Class	-	-	10	10

Issued as reinvestment of dividends:
Institutional Class	4,526	4,526	770,263	770,263

Private Investment Class	430	430	106,524	106,524

Personal Investment Class	126	126	7,119	7,119

Cash Management Class	140	140	164,121	164,121

Reserve Class	1,299	1,299	50,307	50,307

Resource Class	130	130	21,121	21,121

Corporate Class	-	-	75	75

Reacquired:
Institutional Class	(78,632,731)	(78,632,731)	(321,704,515)	(321,704,515)

Private Investment Class	(1,678,522)	(1,678,522)	(21,755,886)	(21,755,886)

Personal Investment Class	(5,905,207)	(5,905,207)	(10,154,592)	(10,154,592)

Cash Management Class	(3,792,506)	(3,792,506)	(29,359,631)	(29,359,631)

Reserve Class	(16,978,582)	(16,978,582)	(51,528,118)	(51,528,118)

Resource Class	(1,732,207)	(1,732,207)	(2,237,435)	(2,237,435)

Net increase (decrease) in share activity	(34,269,870)	$(34,269,870)	(32,454,146)	$(32,454,146)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 78% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10—Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Funds’ ability to achieve their investment objectives. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

47                             Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Corporate Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2020 through February 28, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
Corporate Class	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
Invesco Liquid Assets Portfolio	$1,000.00	$1,000.00	$1.04	$1,023.75	$1.05	0.21%
Invesco STIC Prime Portfolio	1,000.00	1,000.10	0.79	1,024.00	0.80	0.16
Invesco Treasury Portfolio	1,000.00	1,000.10	0.74	1,024.05	0.75	0.15
Invesco Government & Agency Portfolio	1,000.00	1,000.10	0.60	1,024.20	0.60	0.12
Invesco Treasury Obligations Portfolio	1,000.00	1,000.10	0.64	1,024.15	0.65	0.13
Invesco Tax-Free Cash Reserve Portfolio	1,000.00	1,000.10	0.50	1,024.30	0.50	0.10

[1]

The actual ending account value is based on the actual total return of the Funds for the period September 1, 2020 through February 28, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

48                             Short-Term Investments Trust

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-SAR-2

Semiannual Report to Shareholders	February 28, 2021

Cash Management Class
Short-Term Investments Trust (STIT)
Invesco Liquid Assets Portfolio
Invesco STIC Prime Portfolio
Invesco Treasury Portfolio
Invesco Government & Agency Portfolio
Invesco Treasury Obligations Portfolio
Invesco Tax-Free Cash Reserve Portfolio

2	Fund Data
3	Schedules of Investments
29	Financial Statements
35	Financial Highlights
36	Notes to Financial Statements
48	Fund Expenses

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2021, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED    |    MAY LOSE VALUE    |    NO BANK GUARANTEE

Fund Data

Cash Management Class data as of 2/28/21

FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS

	Range	At	At
	During	Reporting	Reporting
	Reporting	Period	Period
	Period	End	End
Invesco Liquid Assets[1]	33 - 52 days	40 days	66 days	$2.9 million
Invesco STIC Prime[1]	5 - 15 days	10 days	11 days	503.8 thousand
Invesco Treasury[2]	25 - 47 days	41 days	107 days	442.4 million
Invesco Government & Agency[2]	19 - 34 days	34 days	116 days	498.3 million
Invesco Treasury Obligations[2]	47 - 58 days	50 days	116 days	253.0 thousand
Invesco Tax-Free Cash Reserve[3]	8 - 16 days	14 days	14 days	4.6 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

3

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2                             Short-Term Investments Trust

Schedule of Investments

February 28, 2021

(Unaudited)

Invesco Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper-45.27%(a)

Asset-Backed Securities - Fully Supported-2.75%

Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.23%	03/02/2021	$21,000	$20,999,952

Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.26%	05/07/2021	55,000	54,988,484

				75,988,436

Asset-Backed Securities - Fully Supported Bank-12.18%

Anglesea Funding LLC (Multi - CEP’s), (1 mo. USD LIBOR + 0.08%)(b)(c)(d)	0.19%	04/13/2021	50,000	50,001,937

Anglesea Funding LLC (Multi - CEP’s), (1 mo. USD LIBOR + 0.08%)(b)(c)(d)	0.20%	05/05/2021	25,000	25,001,531

Bedford Row Funding Corp. (CEP - Royal Bank of Canada), (3 mo. USD LIBOR + 0.08%)(b)(c)(d)	0.30%	10/21/2021	10,000	10,004,149

Concord Minutemen Capital Co. LLC (Multi - CEP’s)(b)(c)	0.15%-0.17%	05/10/2021	31,580	31,570,206

Concord Minutemen Capital Co. LLC (Multi - CEP’s)(b)(c)	0.15%	04/20/2021	10,000	9,998,049

Concord Minutemen Capital Co. LLC (CEP - Goldman Sachs International)(b)	0.39%	06/14/2021	20,000	19,989,179

Crown Point Capital Co. LLC (CEP - Credit Suisse AG)(b)(c)	0.28%	04/28/2021	25,000	25,005,531

LMA Americas LLC (CEP - Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.20%	09/03/2021	40,000	39,965,797

Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(b)(c)	0.20%	04/20/2021	13,752	13,749,316

Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(b)(c)	0.20%	05/05/2021	20,971	20,965,491

Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(b)(c)	0.20%	05/07/2021	16,657	16,652,489

Versailles Commercial Paper LLC (CEP - Natixis S.A.)(c)	0.25%	04/01/2021	35,000	34,995,976

Versailles Commercial Paper LLC (CEP - Natixis S.A.), (1 mo. USD LIBOR + 0.10%)(b)(c)(d)	0.22%	04/07/2021	14,000	14,000,253

Versailles Commercial Paper LLC (CEP - Natixis S.A.)(c)	0.18%	05/05/2021	25,000	24,993,432

				336,893,336

Consumer Finance-1.81%

Toyota Finance Australia Ltd. (Australia)(c)	0.19%	05/17/2021	50,000	49,980,162

Diversified Banks-23.89%

ANZ New Zealand (Int’l) Ltd. (3 mo. USD LIBOR + 0.00%)(b)(c)(d)	0.19%	08/04/2021	40,000	40,000,000

Barclays U.S. CCP Funding LLC (Multi - CEP’s)(b)(c)	0.21%	06/08/2021	30,000	29,987,254

Barclays U.S. CCP Funding LLC (United Kingdom)(b)(c)	0.28%	04/12/2021	20,000	19,996,792

Barclays U.S. CCP Funding LLC(b)(c)	0.24%	05/05/2021	25,000	24,992,213

BNG Bank N.V. (Netherlands)(b)(c)	0.07%	03/02/2021	75,000	74,999,828

DBS Bank Ltd. (Singapore)(b)(c)	0.23%	05/12/2021	20,000	19,994,700

DBS Bank Ltd. (Singapore)(b)(c)	0.25%	06/07/2021	25,000	24,989,894

DBS Bank Ltd. (Singapore)(b)(c)	0.17%	08/19/2021	24,000	23,979,651

Dexia Credit Local S.A. (France)(b)(c)	0.17%	04/26/2021	40,000	39,993,062

DNB Bank ASA (Norway)(b)(c)	0.20%	07/07/2021	37,800	37,780,848

HSBC Bank PLC (United Kingdom)(b)(c)	0.26%	10/08/2021	25,000	24,968,615

Lloyds Bank PLC (United Kingdom)(c)	0.20%	05/04/2021	10,025	10,022,371

National Australia Bank Ltd. (3 mo. USD LIBOR + 0.06%) (Australia)(b)(c)(d)	0.26%	11/10/2021	50,000	50,025,916

NRW Bank (Germany)(b)(c)	0.08%	03/08/2021	30,000	29,999,577

Royal Bank of Canada (3 mo. USD LIBOR + 0.11%)(b)(c)(d)	0.33%	06/11/2021	15,000	15,005,979

Royal Bank of Canada (3 mo. USD LIBOR + 0.04%)(c)(d)	0.28%	10/01/2021	25,000	25,009,472

Swedbank AB (Sweden)(c)	0.18%	07/26/2021	50,000	49,970,906

Toronto-Dominion Bank (The) (Canada)(b)(c)	0.07%	03/05/2021	25,000	24,999,771

Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.09%) (Canada)(b)(c)(d)	0.31%	07/20/2021	10,000	10,004,438

United Overseas Bank Ltd. (Singapore)(b)(c)	0.19%	07/02/2021	19,000	18,989,581

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3                             Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Diversified Banks-(continued)

United Overseas Bank Ltd. (Singapore)(b)(c)	0.27%	09/28/2021	$25,000	$24,973,405

United Overseas Bank Ltd. (Singapore)(b)(c)	0.28%	10/04/2021	25,000	24,972,800

Westpac Securities NZ Ltd. (3 mo. USD LIBOR + 0.05%)(b)(c)(d)	0.26%	07/30/2021	15,000	15,005,274

				660,662,347

Diversified Capital Markets-1.81%

UBS AG (3 mo. USD LIBOR + 0.07%)(b)(c)(d)	0.31%	10/04/2021	10,000	10,001,165

UBS AG (3 mo. USD LIBOR + 0.12%)(b)(c)(d)	0.35%	10/14/2021	10,000	10,005,260

UBS AG (3 mo. USD LIBOR + 0.15%) (United Kingdom)(b)(c)(d)	0.34%	11/18/2021	30,000	30,022,462

				50,028,887

Investment Banking & Brokerage-1.08%

Goldman Sachs International(b)	0.17%	07/07/2021	30,000	29,980,427

Regional Banks-1.75%

ASB Finance Ltd.(b)(c)	0.22%	05/03/2021	25,000	24,995,865

ASB Finance Ltd.(b)(c)	0.25%	07/16/2021	5,000	4,997,574

BNZ International Funding Ltd.(b)(c)	0.20%	05/06/2021	18,250	18,246,805

				48,240,244

Total Commercial Paper (Cost $1,251,548,476)				1,251,773,839

Certificates of Deposit-26.47%

Bank of Nova Scotia (3 mo. USD LIBOR + 0.05%)(c)(d)	0.24%	11/09/2021	20,000	20,009,020

Canadian Imperial Bank of Commerce(c)	0.07%	03/01/2021	131,000	131,000,000

Credit Agricole Corporate and Investment Bank(c)	0.07%	03/01/2021	31,000	31,000,000

DNB Bank ASA(c)	0.07%	03/01/2021	93,000	93,000,000

KBC Bank N.V.(c)	0.07%	03/05/2021	40,000	39,999,944

Mizuho Bank Ltd.(c)	0.07%	03/01/2021	101,000	101,000,000

MUFG Bank Ltd.(c)	0.24%	03/30/2021	25,000	25,003,191

Rabobank Nederland(c)	0.07%	03/01/2021	131,000	131,000,000

Royal Bank of Canada (3 mo. USD LIBOR + 0.04%)(c)(d)	0.28%	10/07/2021	25,000	25,009,743

Sumitomo Mitsui Trust Bank Ltd.(c)	0.07%	03/05/2021	20,000	19,999,972

Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.11%)(c)(d)	0.34%	06/10/2021	15,000	15,005,918

Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.07%) (Canada)(c)(d)	0.30%	10/08/2021	25,000	25,007,492

Toronto-Dominion Bank (The) (SOFR + 0.20%)(c)(d)	0.24%	02/16/2022	25,000	25,008,442

Westpac Banking Corp. (3 mo. USD LIBOR + 0.12%)(c)(d)	0.35%	07/08/2021	50,000	50,027,326

Total Certificates of Deposit (Cost $732,000,000)				732,071,048

Variable Rate Demand Notes-3.62%(e)
Credit Enhanced-3.62%

Capital Area Housing Finance Corp. (Cypress Creek at River Apartments); Series 2006, VRD RB (LOC - Citibank N.A.)(f)(g)	0.08%	10/01/2039	565	565,000

Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(g)	0.16%	04/01/2047	9,300	9,299,999

Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(g)	0.15%	05/01/2037	2,600	2,600,000

New York (State of) Housing Finance Agency (160 Madison Avenue); Series 2013 B, VRD RB (LOC - Landesbank Hessen-Thueringen Girozentrale)(c)(g)	0.04%	11/01/2046	3,400	3,400,000

New York (State of) Housing Finance Agency (455 West 37th Street Housing); Series 2007 B, VRD RB (LOC - Landesbank Hessen-Thueringen Girozentrale)(c)(g)	0.04%	05/01/2041	2,200	2,200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                             Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced-(continued)

University of Texas System Board of Regents; Subseries 2016 G-2, VRD RB	0.08%	08/01/2045	$82,040	$82,040,000

Total Variable Rate Demand Notes (Cost $100,104,999)				100,104,999

U.S. Dollar Denominated Bonds & Notes-1.21%

Diversified Banks-1.21%

Australia & New Zealand Banking Group Ltd. (3 mo. USD LIBOR + 0.99%) (Australia)(b)(c)(d)(Cost $33,482,203)	1.18%	06/01/2021	33,400	33,479,841

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-76.57% (Cost $2,117,135,678)				2,117,429,727

			Repurchase
			Amount

Repurchase Agreements-23.44%(h)

BMO Capital Markets Corp., joint agreement dated 02/26/2021, aggregate maturing value of $75,001,250 (collateralized by domestic agency and non-agency asset-backed securities, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $77,832,247; 0.00% - 8.00%; 05/26/2021 - 01/20/2071)	0.20%	03/01/2021	15,000,250	15,000,000

BMO Capital Markets Corp., joint term agreement dated 02/23/2021, aggregate maturing value of $100,003,889 (collateralized by U.S. government sponsored agency obligations, domestic agency and non-agency asset-backed securities, domestic agency and non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $106,785,867; 0.00% - 11.50%; 07/12/2021 - 02/15/2078)(i)	0.20%	03/02/2021	27,001,050	27,000,000

BMO Capital Markets Corp., joint term agreement dated 02/24/2021, aggregate maturing value of $25,001,215 (collateralized by domestic agency and non-agency asset-backed securities, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $26,149,368; 0.00% - 7.75%; 08/05/2021 - 03/25/2051)(i)	0.25%	03/03/2021	10,000,486	10,000,000

Citigroup Global Markets, Inc., joint open agreement dated 01/22/2021 (collateralized by domestic and foreign corporate obligations valued at $203,500,001; 2.75% - 9.25%; 06/15/2021 - 02/01/2061)(j)	0.61%	-	-	8,000,000

Citigroup Global Markets, Inc., joint open agreement dated 10/28/2020 (collateralized by domestic and foreign corporate obligations valued at $55,000,001; 2.98% - 8.00%; 08/03/2022 - 06/01/2050)(j)	0.57%	-	-	10,000,000

Citigroup Global Markets, Inc., open agreement dated 10/02/2020 (collateralized by domestic and foreign corporate obligations valued at $55,000,001; 2.80% - 11.50%; 01/26/2022 - 06/03/2050)(j)	0.58%	-	-	50,000,000

Credit Agricole Corporate & Investment Bank, joint term agreement dated 02/23/2021, aggregate maturing value of $410,014,350 (collateralized by a domestic non-agency asset-backed security, U.S. Treasury obligations, domestic commercial paper, domestic non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $428,838,244; 0.75% - 7.38%; 05/04/2021 - 06/25/2065)(c)(i)	0.18%	03/02/2021	60,002,100	60,000,000

Credit Suisse Securities (USA) LLC, joint term agreement dated 02/24/2021, aggregate maturing value of $25,001,069 (collateralized by domestic non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $27,500,000; 0.00% - 40.00%; 03/08/2024 - 01/25/2065)(c)(i)	0.22%	03/03/2021	5,000,214	5,000,000

Credit Suisse Securities (USA) LLC, joint term agreement dated 02/24/2021, aggregate maturing value of $50,002,236 (collateralized by domestic non-agency asset-backed securities, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities and a U.S. government sponsored agency obligation valued at $54,983,384; 0.00% - 83.62%; 04/15/2021 - 05/25/2065)(c)(i)	0.23%	03/03/2021	20,000,894	20,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                             Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Liquid Assets Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Credit Suisse Securities (USA) LLC, joint term agreement dated 02/24/2021, aggregate maturing value of $60,002,333 (collateralized by domestic agency and non-agency asset-backed securities, a domestic corporate obligation and domestic non-agency mortgage-backed securities valued at $63,000,000; 0.45% - 4.53%; 11/15/2022 - 12/25/2059)(c)(i)	0.20%	03/03/2021	$20,000,778	$20,000,000

Credit Suisse Securities (USA) LLC, joint term agreement dated 02/26/2021, aggregate maturing value of $10,000,000 (collateralized by a foreign non-agency asset-backed security and domestic non-agency mortgage-backed securities valued at $10,500,001; 3.27% - 4.56%; 04/22/2030 - 06/16/2051)(c)(d)	0.37%	04/05/2021	2,000,000	2,000,000

ING Financial Markets, LLC, joint agreement dated 02/26/2021, aggregate maturing value of $25,000,521 (collateralized by domestic and foreign corporate obligations and a domestic agency mortgage-backed security valued at $26,186,884; 2.25% - 7.63%; 03/15/2022 - 08/20/2049)(c)	0.25%	03/01/2021	10,000,208	10,000,000

J.P. Morgan Securities LLC, joint open agreement dated 04/06/2020 (collateralized by domestic and foreign non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $31,500,194; 0.00% - 7.78%; 05/13/2026 - 09/25/2064)(j)	0.54%	-	-	15,000,000

J.P. Morgan Securities LLC, joint open agreement dated 04/28/2020 (collateralized by domestic and foreign corporate obligations valued at $110,000,001; 0.00% - 12.00%; 06/04/2021 - 05/01/2034(j)	0.37%	-	-	65,000,000

J.P. Morgan Securities LLC, joint open agreement dated 09/18/2020 (collateralized by domestic and foreign equity securities valued at $15,753,109; 0.00% - 8.38%)(j)	0.27%	-	-	7,000,000

Mitsubishi UFJ Trust & Banking Corp., joint open agreement dated 02/23/2021 (collateralized by domestic corporate obligations valued at $52,500,001; 1.49% - 7.43%; 01/15/2026 - 01/15/2046)(c)(j)	0.20%	-	-	25,000,000

Mizuho Securities (USA) LLC, joint open agreement dated 01/06/2021 (collateralized by domestic and foreign equity securities valued at $52,500,175; 0.00%)(c)(j)	0.22%	-	-	10,000,000

Mizuho Securities (USA) LLC, joint open agreement dated 01/26/2021 (collateralized by domestic and foreign equity securities valued at $52,500,096; 0.00%)(c)(j)	0.22%	-	-	20,000,000

RBC Capital Markets LLC, joint agreement dated 02/26/2021, aggregate maturing value of $100,001,667 (collateralized by domestic and foreign corporate obligations valued at $105,000,002; 0.34% - 6.60%; 03/08/2021 - 03/15/2077)	0.20%	03/01/2021	30,000,500	30,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign corporate obligations valued at $91,804,416; 0.88% - 11.88%; 06/27/2022 - 03/11/2061)(c)(j)	0.18%	-	-	55,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign non-agency asset-backed securities, domestic non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $63,676,886; 0.00% - 13.00%; 03/15/2021 - 07/15/2080)(c)(j)	0.25%	-	-	25,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/26/2021, aggregate maturing value of $800,001,333 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $816,000,060; 1.63% - 5.00%; 08/15/2022 - 11/20/2050)	0.02%	03/01/2021	159,125,336	159,125,071

Total Repurchase Agreements (Cost $648,125,071)				648,125,071

TOTAL INVESTMENTS IN SECURITIES(k)(l)-100.01% (Cost $2,765,260,749)				2,765,554,798

OTHER ASSETS LESS LIABILITIES-(0.01)%				(394,967)

NET ASSETS-100.00%				$2,765,159,831

Investment Abbreviations:

CEP	-Credit Enhancement Provider
LIBOR	-London Interbank Offered Rate
LOC	-Letter of Credit
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                             Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Liquid Assets Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2021 was $1,099,581,360, which represented 39.77% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 13.1%; Netherlands: 12.4%; Canada: 11.8%; Japan: 9.4%; Australia: 6.3%; Switzerland: 5.9%; Singapore: 5.0%; other countries less than 5% each: 17.0%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2021.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2021.

(f)	Security subject to the alternative minimum tax.
(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(h)	Principal amount equals value at period end. See Note 1I.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(k)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(l)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/2021

1-7	37.1%

8-30	2.0

31-60	7.6

61-90	11.6

91-180	15.3

181+	26.4

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                             Short-Term Investments Trust

Schedule of Investments

February 28, 2021

(Unaudited)

Invesco STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper-33.22%(a)

Asset-Backed Securities - Fully Supported Bank-14.42%

Anglesea Funding LLC (Multi - CEP’s)(b)(c)	0.14%	03/15/2021	$7,000	$6,999,639

Cancara Asset Securitisation LLC (CEP - Lloyds TSB Bank PLC)(c)	0.14%	03/18/2021	5,000	4,999,687

Concord Minutemen Capital Co. LLC (Multi - CEP’s)(b)(c)	0.14%	04/09/2021	5,000	4,999,261

Institutional Secured Funding LLC (Multi - CEP’s)(b)(c)	0.18%	03/01/2021	5,000	5,000,000

Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.20%	03/03/2021	8,000	7,999,964

				29,998,551

Diversified Banks-13.99%

Barclays U.S. CCP Funding LLC (United Kingdom)(b)(c)	0.13%	03/26/2021	7,000	6,999,356

China Construction Bank Corp.(b)(c)	0.18%	04/12/2021	2,095	2,094,530

Industrial & Commercial Bank of China Ltd.(b)(c)	0.22%	03/15/2021	7,000	6,999,620

NRW Bank (Germany)(b)(c)	0.08%	03/08/2021	7,000	6,999,901

Swedbank AB (Sweden)(c)	0.15%	03/08/2021	6,000	5,999,905

				29,093,312

Specialized Finance-1.44%

Chesham Finance LLC (Multi - CEP’s) (Cayman Islands)(b)(c)	0.10%	03/01/2021	3,000	3,000,000

Thrifts & Mortgage Finance-3.37%

Nationwide Building Society (United Kingdom)(b)(c)	0.13%	03/29/2021	7,000	6,999,371

Total Commercial Paper (Cost $69,090,779)				69,091,234

Certificates of Deposit-19.47%

Canadian Imperial Bank of Commerce(c)	0.07%	03/01/2021	2,000	2,000,000

DNB Bank ASA(c)	0.07%	03/01/2021	15,000	15,000,000

DZ Bank AG Deutsche Zentral-Genossenschaftsbank(c)	0.14%	04/05/2021	6,000	6,000,213

Oversea-Chinese Banking Corp. Ltd.(c)	0.17%	03/01/2021	8,000	8,000,000

Rabobank Nederland(c)	0.07%	03/01/2021	2,000	2,000,000

Sumitomo Mitsui Trust Bank Ltd.(c)	0.07%	03/05/2021	7,500	7,499,989

Total Certificates of Deposit (Cost $40,500,000)				40,500,202

Variable Rate Demand Notes-16.19%(d)

Credit Enhanced-16.19%

Capital Area Housing Finance Corp. (Cypress Creek at River Apartments); Series 2006, VRD RB (LOC - Citibank N.A.)(e)(f)	0.08%	10/01/2039	9,300	9,300,000

Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(f)	0.16%	04/01/2047	7,800	7,800,000

Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(f)	0.15%	05/01/2037	3,160	3,160,000

Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD RB (CEP - FHLMC)(e)	0.10%	06/01/2041	220	220,000

University of Texas System Board of Regents; Subseries 2016 G-2, VRD RB	0.08%	08/01/2045	8,200	8,200,000

Ziegler Realty LLC; Series 2007, VRD Notes (LOC - Wells Fargo Bank N.A.)(b)(f)	0.11%	01/01/2033	5,000	5,000,000

Total Variable Rate Demand Notes (Cost $33,680,000)				33,680,000

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-68.88% (Cost $143,270,779)				143,271,436

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                             Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco STIC Prime Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements-31.05%(g)

BMO Capital Markets Corp., joint term agreement dated 02/23/2021, aggregate maturing value of $100,003,889 (collateralized by U.S. government sponsored agency obligations, domestic agency and non-agency asset-backed securities, domestic agency and non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $106,785,867; 0.00% - 11.50%; 07/12/2021 - 02/15/2078)(h)	0.20%	03/02/2021	$3,000,117	$3,000,000

BMO Capital Markets Corp., joint term agreement dated 02/24/2021, aggregate maturing value of $25,001,215 (collateralized by domestic agency and non-agency asset-backed securities, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $26,149,368; 0.00% - 7.75%; 08/05/2021 - 03/25/2051)(h)	0.25%	03/03/2021	3,000,146	3,000,000

Credit Agricole Corporate & Investment Bank, joint term agreement dated 02/23/2021, aggregate maturing value of $410,014,350 (collateralized by a domestic non-agency asset-backed security, U.S. Treasury obligations, domestic commercial paper, domestic non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $428,838,244; 0.75% - 7.38%; 05/04/2021 - 06/25/2065)(c)(h)	0.18%	03/02/2021	7,000,245	7,000,000

Credit Suisse Securities (USA) LLC, joint term agreement dated 02/26/2021, aggregate maturing value of $10,000,000 (collateralized by a foreign non-agency asset-backed security and domestic non-agency mortgage-backed securities valued at $10,500,001; 3.27% - 4.56%; 04/22/2030 - 06/16/2051)(c)(i)	0.37%	04/05/2021	8,000,000	8,000,000

ING Financial Markets, LLC, joint agreement dated 02/26/2021, aggregate maturing value of $25,000,521 (collateralized by domestic and foreign corporate obligations and a domestic agency mortgage-backed security valued at $26,186,884; 2.25% - 7.63%; 03/15/2022 - 08/20/2049)(c)	0.25%	03/01/2021	5,000,104	5,000,000

J.P. Morgan Securities LLC, joint open agreement dated 09/18/2020 (collateralized by domestic and foreign equity securities valued at $15,753,109; 0.00% - 8.38%)(j)	0.27%	-	-	8,000,000

Mitsubishi UFJ Trust & Banking Corp., joint open agreement dated 02/23/2021 (collateralized by domestic corporate obligations valued at $52,500,001; 1.49% - 7.43%; 01/15/2026 - 01/15/2046)(c)(j)	0.20%	-	-	7,000,000

RBC Capital Markets LLC, joint agreement dated 02/26/2021, aggregate maturing value of $100,001,667 (collateralized by domestic and foreign corporate obligations valued at $105,000,002; 0.34% - 6.60%; 03/08/2021 - 03/15/2077)	0.20%	03/01/2021	8,000,133	8,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign non-agency asset-backed securities, domestic non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $63,676,886; 0.00% - 13.00%; 03/15/2021 - 07/15/2080)(c)(j)	0.25%	-	-	5,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/26/2021, aggregate maturing value of $800,001,333 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $816,000,060; 1.63% - 5.00%; 08/15/2022 - 11/20/2050)	0.02%	03/01/2021	10,579,177	10,579,159

Total Repurchase Agreements (Cost $64,579,159)				64,579,159

TOTAL INVESTMENTS IN SECURITIES(k)(l)-99.93% (Cost $207,849,938)				207,850,595

OTHER ASSETS LESS LIABILITIES-0.07%				145,568

NET ASSETS-100.00%				$207,996,163

Investment Abbreviations:

CEP	-Credit Enhancement Provider
FHLMC	-Federal Home Loan Mortgage Corp.
LOC	-Letter of Credit
RB	-Revenue Bonds
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                             Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco STIC Prime Portfolio

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2021 was $70,891,642, which represented 34.08% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 11.1%; Japan: 10.7%; United Kingdom: 9.1%; Netherlands: 9.1%; Norway: 7.2%; Germany: 6.3%; Switzerland: 6.3%; other countries less than 5% each: 12.1%.

(d)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2021.

(e)	Security subject to the alternative minimum tax.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2021.
(j)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(k)	Also represents cost for federal income tax purposes.
(l)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

DNB ASA	7.2%

Portfolio Composition by Maturity

In days, as of 02/28/2021

1-7	67.7%

8-30	18.7

31-60	13.6

61-90	0.0

91-180	0.0

181+	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                             Short-Term Investments Trust

Schedule of Investments

February 28, 2021

(Unaudited)

Invesco Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities-55.18%

U.S. Treasury Bills-30.56%(a)
U.S. Treasury Bills	0.02%-0.09%	03/02/2021	$650,000	$649,999,143

U.S. Treasury Bills	0.09%	03/04/2021	300,000	299,997,875

U.S. Treasury Bills	0.09%	03/09/2021	250,000	249,995,000

U.S. Treasury Bills	0.08%-0.12%	03/23/2021	550,000	549,966,992

U.S. Treasury Bills	0.18%-0.26%	03/25/2021	400,000	399,938,667

U.S. Treasury Bills	0.12%	03/30/2021	200,000	199,981,472

U.S. Treasury Bills	0.09%-0.11%	04/08/2021	500,000	499,947,222

U.S. Treasury Bills	0.08%	04/13/2021	50,000	49,995,133

U.S. Treasury Bills	0.09%	04/15/2021	500,000	499,943,750

U.S. Treasury Bills	0.08%-0.10%	04/20/2021	250,000	249,970,139

U.S. Treasury Bills	0.12%	04/22/2021	250,000	249,958,472

U.S. Treasury Bills	0.09%	04/27/2021	50,000	49,992,875

U.S. Treasury Bills	0.11%	04/29/2021	250,000	249,954,931

U.S. Treasury Bills	0.11%	05/06/2021	250,000	249,949,583

U.S. Treasury Bills	0.08%	05/18/2021	300,000	299,949,625

U.S. Treasury Bills	0.10%	05/20/2021	200,000	199,955,556

U.S. Treasury Bills	0.08%	05/27/2021	300,000	299,945,624

U.S. Treasury Bills	0.09%	07/15/2021	250,000	249,915,000

U.S. Treasury Bills	0.10%	07/22/2021	250,000	249,905,659

U.S. Treasury Bills	0.09%	07/29/2021	200,000	199,929,167

U.S. Treasury Bills	0.14%	08/12/2021	150,000	149,904,333

U.S. Treasury Bills	0.14%	10/07/2021	100,000	99,914,444

U.S. Treasury Bills	0.14%	11/04/2021	100,000	99,907,000

U.S. Treasury Bills	0.11%	12/02/2021	150,000	149,873,500

				6,448,791,162

U.S. Treasury Notes-24.62%

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	0.18%	04/30/2021	638,500	638,472,656

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.22%)(b)	0.26%	07/31/2021	500,000	499,992,567

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.30%)(b)	0.34%	10/31/2021	450,000	450,234,613

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	0.19%	01/31/2022	500,000	499,846,077

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)(b)	0.15%	04/30/2022	744,000	744,521,239

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.10%	07/31/2022	450,000	450,011,650

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.10%	10/31/2022	605,000	604,982,768

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	0.09%	01/31/2023	100,000	100,000,000

U.S. Treasury Notes	2.25%	03/31/2021	175,000	175,267,091

U.S. Treasury Notes	1.38%	01/31/2022	200,000	202,379,603

U.S. Treasury Notes	1.50%	01/31/2022	165,000	167,153,403

U.S. Treasury Notes	1.88%	01/31/2022	200,000	203,302,196

U.S. Treasury Notes	2.50%	02/15/2022	100,000	102,324,403

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                             Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Notes-(continued)

U.S. Treasury Notes	1.13%	02/28/2022	$100,000	$101,041,695

U.S. Treasury Notes	2.38%	03/15/2022	250,000	255,956,574

				5,195,486,535

Total U.S. Treasury Securities (Cost $11,644,277,697)				11,644,277,697

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-55.18% (Cost $11,644,277,697)				11,644,277,697

			Repurchase
			Amount

Repurchase Agreements-45.34%(c)

ABN AMRO Bank N.V., agreement dated 02/26/2021, maturing value of $450,000,375 (collateralized by U.S. Treasury obligations valued at $459,000,036; 1.50% - 2.88%; 10/31/2023 - 02/15/2030)	0.01%	03/01/2021	450,000,375	450,000,000

Bank of Nova Scotia, joint agreement dated 02/26/2021, aggregate maturing value of $500,000,417 (collateralized by U.S. Treasury obligations valued at $510,000,037; 0.00% - 8.00%; 02/28/2021 - 02/15/2051)	0.01%	03/01/2021	497,846,913	497,846,498

BofA Securities, Inc., agreement dated 02/26/2021, maturing value of $750,000,625 (collateralized by U.S. Treasury obligations valued at $765,000,048; 2.25% - 5.00%; 05/15/2037 - 08/15/2046)	0.01%	03/01/2021	750,000,625	750,000,000

BofA Securities, Inc., joint term agreement dated 01/29/2021, aggregate maturing value of $600,042,667 (collateralized by U.S. Treasury obligations valued at $612,000,004; 2.75% - 4.38%; 02/15/2038 - 11/15/2048)(d)	0.08%	03/02/2021	400,028,444	400,000,000

Citigroup Global Markets, Inc., joint agreement dated 02/26/2021, aggregate maturing value of $900,000,750 (collateralized by U.S. Treasury obligations valued at $918,000,051; 0.00% - 4.38%; 11/15/2039 - 08/15/2048)	0.01%	03/01/2021	120,902,858	120,902,757

Citigroup Global Markets, Inc., joint term agreement dated 02/25/2021, aggregate maturing value of $300,001,750 (collateralized by U.S. Treasury obligations valued at $306,000,103; 0.00% - 4.38%; 11/15/2039 - 02/15/2051)(d)	0.03%	03/04/2021	120,000,700	120,000,000

Credit Agricole Corporate & Investment Bank, joint agreement dated 02/26/2021, aggregate maturing value of $1,200,001,000 (collateralized by U.S. Treasury obligations valued at $1,224,000,007; 0.13% - 3.88%; 02/28/2021 - 02/15/2051)	0.01%	03/01/2021	433,387,284	433,386,923

Credit Agricole Corporate & Investment Bank, joint agreement dated 02/26/2021, aggregate maturing value of $250,000,417 (collateralized by U.S. Treasury obligations valued at $254,891,510; 0.13%; 04/15/2022)	0.02%	03/01/2021	100,000,167	100,000,000

DNB Bank ASA, agreement dated 02/26/2021, maturing value of $400,000,333 (collateralized by U.S. Treasury obligations valued at $408,000,086; 0.13% - 2.88%; 04/15/2021 - 02/15/2030)	0.01%	03/01/2021	400,000,333	400,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 02/26/2021, maturing value of $100,000,083 (collateralized by U.S. Treasury obligations valued at $102,000,012; 0.00% - 1.88%; 02/24/2022 - 06/30/2024)	0.01%	03/01/2021	100,000,083	100,000,000

Fixed Income Clearing Corp. - Bank of Nova Scotia, joint agreement dated 02/26/2021, aggregate maturing value of $1,500,002,500 (collateralized by U.S. Treasury obligations valued at $1,534,464,217; 0.50% - 3.13%; 11/15/2024 - 11/15/2028)	0.02%	03/01/2021	300,000,500	300,000,000

Fixed Income Clearing Corp. - BNP Paribas Securities Corp., joint agreement dated 02/26/2021, aggregate maturing value of $500,001,250 (collateralized by U.S. Treasury obligations valued at $513,585,841; 2.88%; 05/15/2043)	0.03%	03/01/2021	200,000,500	200,000,000

Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/26/2021, maturing value of $250,000,208 (collateralized by U.S. Treasury obligations valued at $255,000,061; 2.25% - 2.38%; 08/15/2049 - 11/15/2049)	0.01%	03/01/2021	250,000,208	250,000,000

Goldman Sachs & Co., agreement dated 02/26/2021, maturing value of $250,000,208 (collateralized by U.S. Treasury obligations valued at $255,000,051; 0.00% - 0.25%; 09/30/2025 - 02/15/2049)	0.01%	03/01/2021	250,000,208	250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                             Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Treasury Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

ING Financial Markets, LLC, joint agreement dated 02/26/2021, aggregate maturing value of $500,009,132 (collateralized by U.S. Treasury obligations valued at $510,483,659; 0.50% - 2.25%; 05/15/2022 - 04/30/2027)	0.02%	03/01/2021	$200,005,165	$200,004,831

J.P. Morgan Securities LLC, joint open agreement dated 03/27/2020 (collateralized by U.S. Treasury obligations valued at $867,000,271; 0.13% - 6.75%; 03/31/2022 - 05/15/2050)(e)	0.03%	-	-	630,000,000

Lloyds Bank PLC, joint term agreement dated 01/22/2021, aggregate maturing value of $500,200,000 (collateralized by U.S. Treasury obligations valued at $510,022,417; 1.50% - 6.00%; 12/31/2023 - 09/30/2026)	0.16%	04/26/2021	300,120,000	300,000,000

Lloyds Bank PLC, joint term agreement dated 01/27/2021, aggregate maturing value of $500,186,667 (collateralized by U.S. Treasury obligations valued at $509,777,929; 1.50% - 6.00%; 05/15/2021 - 08/15/2043)	0.16%	04/23/2021	345,128,800	345,000,000

Metropolitan Life Insurance Co., joint term agreement dated 02/24/2021, aggregate maturing value of $317,510,504 (collateralized by U.S. Treasury obligations valued at $328,491,333; 0.00% - 0.13%; 12/31/2022 - 11/15/2045)(d)	0.06%	03/03/2021	67,500,788	67,500,000

Metropolitan Life Insurance Co., term agreement dated 02/24/2021, maturing value of $32,501,629 (collateralized by a U.S. Treasury obligation valued at $33,151,063; 0.13%; 01/31/2023)(d)	0.06%	03/03/2021	32,501,629	32,501,250

Mitsubishi UFJ Trust & Banking Corp., agreement dated 02/26/2021, maturing value of $300,000,250 (collateralized by U.S. Treasury obligations valued at $306,000,095; 0.00% - 5.00%; 05/18/2021 - 11/15/2045)	0.01%	03/01/2021	300,000,250	300,000,000

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/24/2021, aggregate maturing value of $1,005,259,773 (collateralized by U.S. Treasury obligations valued at $1,026,464,724; 1.13% - 1.50%; 02/28/2025 - 02/15/2030)(d)	0.05%	03/03/2021	300,377,920	300,375,000

Mitsubishi UFJ Trust & Banking Corp., term agreement dated 02/24/2021, maturing value of $100,000,583 (collateralized by a U.S. Treasury obligation valued at $102,000,335; 2.63%; 02/15/2029)(d)	0.03%	03/03/2021	100,000,583	100,000,000

Prudential Insurance Co. of America, agreement dated 02/26/2021, maturing value of $260,282,335 (collateralized by U.S. Treasury obligations valued at $266,753,750; 0.00%; 11/15/2027 - 08/15/2037)	0.05%	03/01/2021	260,282,335	260,281,250

Prudential Legacy Insurance Company of New Jersey, agreement dated 02/26/2021, maturing value of $310,751,295 (collateralized by U.S. Treasury obligations valued at $322,477,000; 0.00%; 08/15/2033 - 02/15/2045)	0.05%	03/01/2021	310,751,295	310,750,000

RBC Dominion Securities Inc., agreement dated 02/26/2021, maturing value of $350,000,292 (collateralized by U.S. Treasury obligations valued at $357,000,011; 0.00% - 6.50%; 04/22/2021 - 11/15/2048)	0.01%	03/01/2021	350,000,292	350,000,000

Royal Bank of Canada, agreement dated 02/26/2021, maturing value of $250,000,208 (collateralized by U.S. Treasury obligations valued at $255,000,042; 0.13% - 3.75%; 07/15/2023 - 02/15/2051)	0.01%	03/01/2021	250,000,208	250,000,000

Societe Generale, joint open agreement dated 08/05/2020 (collateralized by U.S. Treasury obligations valued at $1,530,000,094; 0.00% - 8.13%; 02/28/2021 - 05/15/2050)(e)	0.03%	-	-	1,000,000,000

Sumitomo Mitsui Banking Corp., agreement dated 02/26/2021, maturing value of $250,000,208 (collateralized by a U.S. Treasury obligation valued at $255,000,094; 2.75%; 08/31/2025)	0.01%	03/01/2021	250,000,208	250,000,000

Wells Fargo Securities, LLC, agreement dated 02/26/2021, maturing value of $500,000,417 (collateralized by U.S. Treasury obligations valued at $510,000,004; 1.13% - 4.63%; 11/15/2039 - 11/15/2049)	0.01%	03/01/2021	500,000,417	500,000,000

Total Repurchase Agreements (Cost $9,568,548,509)				9,568,548,509

TOTAL INVESTMENTS IN SECURITIES(f)-100.52% (Cost $21,212,826,206)				21,212,826,206

OTHER ASSETS LESS LIABILITIES-(0.52)%				(110,667,140)

NET ASSETS-100.00%				$21,102,159,066

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                             Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Treasury Portfolio

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2021.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(f)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/2021

1-7	38.9%

8-30	6.6

31-60	12.5

61-90	7.9

91-180	6.4

181+	27.7

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                             Short-Term Investments Trust

Schedule of Investments

February 28, 2021

(Unaudited)

Invesco Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities-31.89%

U.S. Treasury Bills-18.70%(a)
U.S. Treasury Bills	0.09%	03/02/2021	$500,000	$499,998,820

U.S. Treasury Bills	0.09%	03/09/2021	300,000	299,994,333

U.S. Treasury Bills	0.10%	03/11/2021	400,000	399,988,889

U.S. Treasury Bills	0.08%	03/16/2021	500,000	499,983,333

U.S. Treasury Bills	0.08%	03/23/2021	350,000	349,982,888

U.S. Treasury Bills	0.08%-0.12%	03/30/2021	150,000	149,987,514

U.S. Treasury Bills	0.08%	04/08/2021	120,000	119,989,550

U.S. Treasury Bills	0.09%	04/15/2021	500,000	499,943,750

U.S. Treasury Bills	0.09%-0.17%	04/22/2021	1,250,000	1,249,819,445

U.S. Treasury Bills	0.04%	04/27/2021	500,000	499,968,890

U.S. Treasury Bills	0.08%	04/29/2021	200,000	199,973,778

U.S. Treasury Bills	0.08%	05/18/2021	375,000	374,934,594

U.S. Treasury Bills	0.09%	05/20/2021	200,000	199,960,000

U.S. Treasury Bills	0.09%	05/27/2021	400,000	399,913,000

U.S. Treasury Bills	0.09%	06/17/2021	350,000	349,910,750

U.S. Treasury Bills	0.09%	06/24/2021	500,000	499,856,250

U.S. Treasury Bills	0.09%	07/08/2021	200,000	199,935,500

U.S. Treasury Bills	0.09%	07/29/2021	200,000	199,929,167

U.S. Treasury Bills	0.14%	10/07/2021	50,000	49,957,222

U.S. Treasury Bills	0.14%	11/04/2021	75,000	74,930,250

U.S. Treasury Bills	0.07%	02/24/2022	50,000	49,965,000

				7,168,922,923

U.S. Treasury Notes-13.19%

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	0.18%	04/30/2021	720,000	719,974,310

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.22%)(b)	0.26%	07/31/2021	170,000	170,049,814

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.30%)(b)	0.34%	10/31/2021	550,000	550,384,333

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	0.19%	01/31/2022	25,000	24,996,341

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)(b)	0.15%	04/30/2022	107,000	107,104,119

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.10%	07/31/2022	592,000	592,097,518

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.10%	10/31/2022	730,000	730,033,795

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	0.09%	01/31/2023	105,000	105,002,334

U.S. Treasury Notes	2.25%	03/31/2021	478,000	478,867,661

U.S. Treasury Notes	2.25%	04/30/2021	118,000	118,423,155

U.S. Treasury Notes	1.38%	01/31/2022	25,000	25,298,047

U.S. Treasury Notes	1.50%	01/31/2022	298,000	301,912,924

U.S. Treasury Notes	1.88%	01/31/2022	633,000	643,453,526

U.S. Treasury Notes	2.50%	02/15/2022	280,940	287,484,668

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                             Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Notes-(continued)

U.S. Treasury Notes	1.13%	02/28/2022	$200,000	$202,081,541

				5,057,164,086

Total U.S. Treasury Securities (Cost $12,226,087,009)				12,226,087,009

U.S. Government Sponsored Agency Securities-29.84%

Federal Farm Credit Bank (FFCB)-6.85%
Federal Farm Credit Bank(a)	0.44%	03/24/2021	150,000	149,957,833

Federal Farm Credit Bank (SOFR + 0.10%)(b)	0.13%	05/07/2021	23,000	23,000,000

Federal Farm Credit Bank (SOFR + 0.16%)(b)	0.19%	05/07/2021	55,000	55,000,000

Federal Farm Credit Bank (SOFR + 0.08%)(b)	0.14%	06/10/2021	14,000	14,000,000

Federal Farm Credit Bank (SOFR + 0.28%)(b)	0.33%	10/01/2021	365,000	365,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	0.10%	10/05/2021	123,000	122,996,277

Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.10%	10/15/2021	100,000	100,001,583

Federal Farm Credit Bank	0.07%	02/09/2022	243,750	243,735,787

Federal Farm Credit Bank (SOFR + 0.10%)(b)	0.12%	02/22/2022	16,555	16,555,000

Federal Farm Credit Bank (SOFR + 0.08%)(b)	0.14%	03/10/2022	28,000	28,000,000

Federal Farm Credit Bank (SOFR + 0.09%)(b)	0.15%	06/17/2022	65,000	65,000,000

Federal Farm Credit Bank (SOFR + 0.20%)(b)	0.26%	06/23/2022	12,000	12,019,952

Federal Farm Credit Bank (SOFR + 0.04%)(b)	0.09%	07/11/2022	215,000	214,970,949

Federal Farm Credit Bank (SOFR + 0.19%)(b)	0.24%	07/14/2022	28,000	28,000,000

Federal Farm Credit Bank (SOFR + 0.15%)(b)	0.18%	07/28/2022	45,000	45,000,000

Federal Farm Credit Bank (SOFR + 0.07%)(b)	0.10%	08/11/2022	108,000	108,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	0.06%	08/22/2022	50,000	49,998,124

Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.08%	08/26/2022	97,500	97,492,640

Federal Farm Credit Bank (SOFR + 0.05%)(b)	0.11%	09/08/2022	138,000	137,968,134

Federal Farm Credit Bank (SOFR + 0.09%)(b)	0.14%	10/07/2022	30,000	30,000,000

Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.10%	10/21/2022	20,000	20,000,000

Federal Farm Credit Bank (SOFR + 0.08%)(b)	0.11%	11/03/2022	35,000	35,000,000

Federal Farm Credit Bank (SOFR + 0.07%)(b)	0.09%	11/18/2022	56,000	56,000,000

Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.08%	12/01/2022	74,000	74,000,000

Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.12%	12/28/2022	350,000	350,000,000

Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.09%	02/09/2023	18,000	18,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	0.08%	02/17/2023	165,000	165,000,000

				2,624,696,279

Federal Home Loan Bank (FHLB)-17.46%
Federal Home Loan Bank(a)	0.08%	03/05/2021	30,595	30,594,728

Federal Home Loan Bank(a)	0.45%	03/08/2021	290,000	289,974,625

Federal Home Loan Bank (SOFR + 0.13%)(b)	0.19%	03/11/2021	150,000	150,000,000

Federal Home Loan Bank(a)	0.08%-0.09%	03/12/2021	205,000	204,994,760

Federal Home Loan Bank (SOFR + 0.07%)(b)	0.13%	03/12/2021	345,000	345,000,000

Federal Home Loan Bank(a)	0.09%	03/15/2021	6,500	6,499,772

Federal Home Loan Bank(a)	0.09%-0.30%	03/17/2021	430,000	429,973,467

Federal Home Loan Bank(a)	0.07%	03/19/2021	470,000	469,982,610

Federal Home Loan Bank(a)	0.09%-0.44%	03/24/2021	43,000	42,997,527

Federal Home Loan Bank (SOFR + 0.11%)(b)	0.17%	03/25/2021	40,000	40,000,000

Federal Home Loan Bank	0.18%	03/26/2021	35,500	35,500,686

Federal Home Loan Bank (3 mo. USD LIBOR - 0.11%)(b)	0.12%	04/09/2021	15,000	15,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                             Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Bank (FHLB)-(continued)
Federal Home Loan Bank (3 mo. USD LIBOR - 0.11%)(b)	0.12%	04/13/2021	$77,000	$77,000,000

Federal Home Loan Bank(a)	0.09%	04/14/2021	126,400	126,388,341

Federal Home Loan Bank (3 mo. USD LIBOR - 0.14%)(b)	0.04%-0.09%	04/14/2021	550,000	550,000,000

Federal Home Loan Bank (3 mo. USD LIBOR - 0.14%)(b)	0.09%	04/19/2021	150,000	150,000,000

Federal Home Loan Bank(a)	0.03%	04/21/2021	150,000	149,993,625

Federal Home Loan Bank (SOFR + 0.07%)(b)	0.11%	04/21/2021	75,000	75,000,000

Federal Home Loan Bank(a)	0.08%	04/23/2021	386,100	386,054,526

Federal Home Loan Bank(a)	0.04%	04/28/2021	6,545	6,544,578

Federal Home Loan Bank (SOFR + 0.01%)(b)	0.05%	05/04/2021	280,000	280,000,000

Federal Home Loan Bank (SOFR + 0.03%)(b)	0.07%	05/04/2021	110,000	110,000,000

Federal Home Loan Bank	0.11%	05/10/2021	500,000	499,997,467

Federal Home Loan Bank	0.09%	05/14/2021	160,000	160,000,000

Federal Home Loan Bank	0.09%	05/14/2021	100,000	100,000,000

Federal Home Loan Bank (SOFR + 0.02%)(b)	0.04%	05/19/2021	190,000	190,000,000

Federal Home Loan Bank(a)	0.09%	06/04/2021	60,000	59,986,344

Federal Home Loan Bank(a)	0.08%-0.09%	06/09/2021	35,000	34,991,806

Federal Home Loan Bank(a)	0.08%-0.09%	06/11/2021	71,000	70,983,007

Federal Home Loan Bank (SOFR + 0.10%)(b)	0.15%	07/09/2021	190,000	190,000,000

Federal Home Loan Bank (SOFR + 0.06%)(b)	0.08%	08/24/2021	100,000	100,000,000

Federal Home Loan Bank (SOFR + 0.02%)(b)	0.05%	09/02/2021	100,000	100,000,000

Federal Home Loan Bank (SOFR + 0.17%)(b)	0.21%	11/12/2021	127,000	127,000,000

Federal Home Loan Bank (SOFR + 0.15%)(b)	0.18%	11/15/2021	355,000	355,000,000

Federal Home Loan Bank	0.07%	02/11/2022	34,560	34,558,009

Federal Home Loan Bank (SOFR + 0.07%)(b)	0.12%	04/14/2022	45,000	45,000,000

Federal Home Loan Bank (SOFR + 0.07%)(b)	0.11%	04/28/2022	28,000	28,000,000

Federal Home Loan Bank (SOFR + 0.06%)(b)	0.10%	05/12/2022	35,000	35,000,000

Federal Home Loan Bank (SOFR + 0.13%)(b)	0.17%	08/05/2022	80,000	80,000,000

Federal Home Loan Bank (SOFR + 0.09%)(b)	0.12%	08/19/2022	380,000	380,009,621

Federal Home Loan Bank (SOFR + 0.09%)(b)	0.14%	10/05/2022	80,000	80,000,000

Federal Home Loan Bank (SOFR + 0.06%)(b)	0.12%	12/08/2022	54,000	54,000,000

				6,696,025,499

Federal Home Loan Mortgage Corp. (FHLMC)-2.07%
Federal Home Loan Mortgage Corp. (SOFR + 0.30%)(b)	0.36%	06/30/2021	45,000	45,000,000

Federal Home Loan Mortgage Corp. (SOFR + 0.32%)(b)	0.38%	09/30/2021	412,000	412,000,000

Federal Home Loan Mortgage Corp. (SOFR + 0.31%)(b)	0.36%	01/03/2022	145,000	145,000,000

Federal Home Loan Mortgage Corp. (SOFR + 0.09%)(b)	0.15%	09/16/2022	190,000	190,000,000

				792,000,000

Federal National Mortgage Association (FNMA)-2.78%
Federal National Mortgage Association (SOFR + 0.25%)(b)	0.31%	03/24/2021	185,000	185,000,000

Federal National Mortgage Association (SOFR + 0.21%)(b)	0.26%	07/01/2021	150,000	150,000,000

Federal National Mortgage Association (SOFR + 0.23%)(b)	0.28%	07/06/2021	156,000	156,000,000

Federal National Mortgage Association (SOFR + 0.28%)(b)	0.33%	07/06/2021	225,000	225,000,000

Federal National Mortgage Association (SOFR + 0.30%)(b)	0.35%	01/07/2022	350,000	350,000,000

				1,066,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                             Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. International Development Finance Corp. (DFC)-0.68%

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	06/15/2025	$21,600	$21,600,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	07/15/2025	23,500	23,500,001

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	09/15/2025	5,000	5,000,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	09/15/2026	5,000	5,000,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	09/15/2026	9,583	9,583,333

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	08/13/2027	8,000	8,000,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	08/13/2027	4,600	4,600,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	09/30/2027	12,000	12,000,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	02/15/2028	15,556	15,555,556

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	11/15/2028	70,455	70,454,546

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	05/15/2030	8,190	8,190,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	10/15/2030	8,000	8,000,000

U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	07/09/2026	28,050	28,050,000

U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	03/15/2030	41,625	41,625,000

				261,158,436

Total U.S. Government Sponsored Agency Securities (Cost $11,439,880,214)				11,439,880,214

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-61.73% (Cost $23,665,967,223)				23,665,967,223

			Repurchase
			Amount

Repurchase Agreements-41.02%(d)

Bank of Montreal, joint agreement dated 02/26/2021, aggregate maturing value of $400,000,333 (collateralized by U.S. Treasury obligations valued at $408,000,050; 0.13% - 2.88%; 10/31/2021 - 11/15/2030)	0.01%	03/01/2021	200,000,167	200,000,000

Bank of Nova Scotia, joint agreement dated 02/26/2021, aggregate maturing value of $475,000,792 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $484,500,028; 1.50% - 6.50%; 08/31/2021 - 01/01/2051)	0.02%	03/01/2021	225,000,375	225,000,000

BNP Paribas Securities Corp., joint agreement dated 02/26/2021, aggregate maturing value of $2,500,006,250 (collateralized by domestic agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $2,550,000,004; 0.00% - 7.50%; 03/16/2021 - 10/20/2067)	0.03%	03/01/2021	2,000,005,000	2,000,000,000

BNP Paribas Securities Corp., joint term agreement dated 01/29/2021, aggregate maturing value of $1,000,068,889 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,000; 0.00% - 7.50%; 04/08/2021 - 02/20/2069)(e)	0.08%	03/01/2021	710,048,911	710,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                             Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Government & Agency Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

BofA Securities, Inc., joint term agreement dated 01/28/2021, aggregate maturing value of $495,042,075 (collateralized by domestic agency mortgage-backed securities valued at $504,900,000; 0.47% - 4.50%; 06/01/2035 - 05/01/2058)(e)	0.09%	03/03/2021	$375,031,875	$375,000,000

BofA Securities, Inc., joint term agreement dated 01/29/2021, aggregate maturing value of $600,042,667 (collateralized by U.S. Treasury obligations valued at $612,000,004; 2.75% - 4.38%; 02/15/2038 - 11/15/2048)(e)	0.08%	03/02/2021	200,014,222	200,000,000

BofA Securities, Inc., joint term agreement dated 02/24/2021, aggregate maturing value of $400,020,000 (collateralized by domestic agency mortgage-backed securities valued at $408,000,000; 1.50% - 5.00%; 08/01/2033 - 03/01/2051)(e)	0.06%	03/26/2021	310,015,500	310,000,000

Citigroup Global Markets, Inc., joint agreement dated 02/26/2021, aggregate maturing value of $900,000,750 (collateralized by U.S. Treasury obligations valued at $918,000,051; 0.00% - 4.38%; 11/15/2039 - 08/15/2048)	0.01%	03/01/2021	300,000,250	300,000,000

Credit Agricole Corporate & Investment Bank, joint agreement dated 02/26/2021, aggregate maturing value of $250,000,417 (collateralized by U.S. Treasury obligations valued at $254,891,510; 0.13%; 04/15/2022)	0.02%	03/01/2021	150,000,250	150,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 02/26/2021, maturing value of $150,000,125 (collateralized by U.S. Treasury obligations valued at $153,000,074; 1.13% - 1.63%; 08/31/2021 - 05/15/2026)	0.01%	03/01/2021	150,000,125	150,000,000

Fixed Income Clearing Corp. - Bank of Nova Scotia, joint agreement dated 02/26/2021, aggregate maturing value of $1,500,002,500 (collateralized by U.S. Treasury obligations valued at $1,534,464,217; 0.50% - 3.13%; 11/15/2024 - 11/15/2028)	0.02%	03/01/2021	1,000,001,667	1,000,000,000

Fixed Income Clearing Corp. - BNP Paribas Securities Corp., joint agreement dated 02/26/2021, aggregate maturing value of $500,001,250 (collateralized by U.S. Treasury obligations valued at $513,585,841; 2.88%; 05/15/2043)	0.03%	03/01/2021	300,000,750	300,000,000

Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/26/2021, maturing value of $1,250,001,042 (collateralized by U.S. Treasury obligations valued at $1,275,000,044; 1.25% - 2.38%; 11/15/2049 - 08/15/2050)	0.01%	03/01/2021	1,250,001,042	1,250,000,000

Goldman Sachs & Co., term agreement dated 02/25/2021, maturing value of $660,006,417 (collateralized by a U.S. government sponsored agency obligation and U.S. Treasury obligations valued at $673,200,000; 0.00% - 2.00%; 02/28/2022 - 11/15/2049)(e)	0.05%	03/04/2021	660,006,417	660,000,000

ING Financial Markets, LLC, joint agreement dated 02/26/2021, aggregate maturing value of $500,009,132 (collateralized by U.S. Treasury obligations valued at $510,483,659; 0.50% - 2.25%; 05/15/2022 - 04/30/2027)	0.02%	03/01/2021	300,003,968	300,003,468

ING Financial Markets, LLC, joint term agreement dated 02/08/2021, aggregate maturing value of $300,019,333 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $306,000,130; 0.00% - 5.50%; 01/27/2022 - 05/01/2058)	0.08%	03/09/2021	210,013,533	210,000,000

ING Financial Markets, LLC, joint term agreement dated 02/10/2021, aggregate maturing value of $350,024,500 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $357,000,046; 0.00% - 7.00%; 03/04/2021 - 05/01/2058)	0.09%	03/10/2021	250,017,500	250,000,000

ING Financial Markets, LLC, term agreement dated 02/16/2021, maturing value of $122,008,540 (collateralized by domestic agency mortgage-backed securities and a U.S. Treasury obligation valued at $124,440,025; 0.00% - 4.50%; 01/27/2022 - 01/01/2057)	0.09%	03/16/2021	122,008,540	122,000,000

ING Financial Markets, LLC, term agreement dated 02/26/2021, maturing value of $255,012,042 (collateralized by domestic agency mortgage-backed securities and a U.S. Treasury obligation valued at $260,100,063; 0.00% - 6.00%; 01/27/2022 - 01/01/2051)	0.05%	04/01/2021	250,012,042	255,000,000

J.P. Morgan Securities LLC, agreement dated 02/26/2021, maturing value of $500,000,833 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 1.50% - 7.00%; 04/01/2028 - 01/20/2051)	0.02%	03/01/2021	500,000,833	500,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                             Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Government & Agency Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

J.P. Morgan Securities LLC, joint open agreement dated 03/27/2020 (collateralized by U.S. Treasury obligations valued at $867,000,271; 0.13% - 6.75%; 03/31/2022 - 05/15/2050)(f)	0.03%	-	$-	$150,000,000

J.P. Morgan Securities LLC, joint open agreement dated 05/02/2019 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,097; 0.00% - 6.50%; 12/31/2021 - 03/01/2051)(f)	0.04%	-	-	350,000,000

J.P. Morgan Securities LLC, joint open agreement dated 05/15/2019 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $295,800,000; 0.00% - 8.50%; 03/25/2021 - 10/15/2062)(f)	0.08%	-	-	240,000,000

J.P. Morgan Securities LLC, joint open agreement dated 10/15/2019 (collateralized by domestic agency mortgage-backed securities and a U.S. Treasury obligation valued at $408,000,105; 0.28% - 8.13%; 04/25/2021 - 02/25/2051)(f)	0.05%	-	-	275,000,000

J.P. Morgan Securities LLC, open agreement dated 05/22/2019 (collateralized by a U.S. government sponsored agency obligation and domestic agency mortgage-backed securities valued at $255,000,000; 2.00% - 7.00%; 11/01/2026 - 03/01/2051)(f)	0.04%	-	-	250,000,000

Lloyds Bank PLC, joint term agreement dated 01/22/2021, aggregate maturing value of $500,200,000 (collateralized by U.S. Treasury obligations valued at $510,022,417; 1.50% - 6.00%; 12/31/2023 - 09/30/2026)	0.16%	04/26/2021	140,056,000	140,000,000

Lloyds Bank PLC, joint term agreement dated 01/27/2021, aggregate maturing value of $500,186,667 (collateralized by U.S. Treasury obligations valued at $509,777,929; 1.50% - 6.00%; 05/15/2021 - 08/15/2043)	0.16%	04/23/2021	100,037,333	100,000,000

Metropolitan Life Insurance Co., joint term agreement dated 02/24/2021, aggregate maturing value of $317,510,504 (collateralized by U.S. Treasury obligations valued at $328,491,333; 0.00% - 0.13%; 12/31/2022 - 11/15/2045)(e)	0.06%	03/03/2021	170,002,233	170,000,250

Mitsubishi UFJ Trust & Banking Corp., agreement dated 02/26/2021, maturing value of $300,000,500 (collateralized by domestic agency mortgage-backed securities valued at $306,000,001; 0.41% - 0.82%; 04/15/2036 - 02/20/2049)	0.02%	03/01/2021	300,000,500	300,000,000

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/24/2021, aggregate maturing value of $1,005,259,773 (collateralized by U.S. Treasury obligations valued at $1,026,464,724; 1.13% - 1.50%; 02/28/2025 - 02/15/2030)(e)	0.05%	03/03/2021	434,841,728	434,837,500

Prudential Insurance Co. of America, agreement dated 02/26/2021, maturing value of $513,922,141 (collateralized by U.S. Treasury obligations valued at $532,632,970; 0.00%; 02/15/2026 - 11/15/2043)	0.05%	03/01/2021	513,922,141	513,920,000

Prudential Legacy Insurance Company of New Jersey, agreement dated 02/26/2021, maturing value of $38,625,161 (collateralized by a U.S. Treasury obligation valued at $39,594,000; 0.00%; 08/15/2033)	0.05%	03/01/2021	38,625,161	38,625,000

RBC Capital Markets LLC, joint term agreement dated 02/26/2021, aggregate maturing value of $1,250,000,000 (collateralized by a foreign corporate obligation, domestic agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $1,275,000,266; 0.13% - 9.68%; 02/28/2021 - 08/20/2065)(b)(e)	0.13%	04/28/2021	920,000,000	920,000,000

RBC Dominion Securities Inc., joint agreement dated 02/26/2021, aggregate maturing value of $2,000,005,000 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $2,040,000,034; 0.00% - 6.25%; 02/28/2021 - 02/01/2051)	0.03%	03/01/2021	1,460,003,650	1,460,000,000

Societe Generale, joint open agreement dated 08/05/2020 (collateralized by U.S. Treasury obligations valued at $1,530,000,094; 0.00% - 8.13%; 02/28/2021 - 05/15/2050)(f)	0.03%	-	-	320,000,000

TD Securities (USA) LLC, term agreement dated 02/24/2021, maturing value of $100,000,778 (collateralized by U.S. Treasury obligations valued at $102,000,077; 1.63% - 5.50%; 08/15/2028 - 11/15/2050)(e)	0.04%	03/03/2021	100,000,778	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                             Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Government & Agency Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Wells Fargo Securities, LLC, agreement dated 02/26/2021, maturing value of $500,001,250 (collateralized by domestic agency mortgage-backed securities valued at $510,000,001; 1.50% - 5.00%; 11/01/2031 - 03/01/2051)	0.03%	03/01/2021	$500,001,250	$500,000,000

Total Repurchase Agreements (Cost $15,729,386,218)				15,729,386,218

TOTAL INVESTMENTS IN SECURITIES(g)-102.75% (Cost $39,395,353,441)				39,395,353,441

OTHER ASSETS LESS LIABILITIES-(2.75)%				(1,056,001,363)

NET ASSETS-100.00%				$38,339,352,078

Investment Abbreviations:

LIBOR	-London Interbank Offered Rate
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2021.
(c)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2021.

(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(g)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/2021

1-7	36.9%

8-30	11.7

31-60	13.1

61-90	9.0

91-180	7.1

181+	22.2

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                             Short-Term Investments Trust

Schedule of Investments

February 28, 2021

(Unaudited)

Invesco Treasury Obligations Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities-106.00%

U.S. Treasury Bills-87.64%(a)
U.S. Treasury Bills	0.02%-0.09%	03/02/2021	$62,000	$61,999,887

U.S. Treasury Bills	0.09%-0.12%	03/04/2021	40,000	39,999,692

U.S. Treasury Bills	0.03%-0.09%	03/09/2021	73,700	73,698,897

U.S. Treasury Bills	0.07%-0.13%	03/11/2021	40,000	39,998,962

U.S. Treasury Bills	0.03%-0.08%	03/16/2021	80,000	79,997,958

U.S. Treasury Bills	0.08%	03/18/2021	20,000	19,999,292

U.S. Treasury Bills	0.08%-0.12%	03/23/2021	35,000	34,997,922

U.S. Treasury Bills	0.09%	03/25/2021	15,000	14,999,100

U.S. Treasury Bills	0.03%-0.12%	03/30/2021	103,000	102,995,151

U.S. Treasury Bills	0.10%	04/01/2021	46,000	45,996,237

U.S. Treasury Bills	0.04%	04/06/2021	35,000	34,998,775

U.S. Treasury Bills	0.02%-0.11%	04/08/2021	45,000	44,997,625

U.S. Treasury Bills	0.04%-0.09%	04/13/2021	40,000	39,997,671

U.S. Treasury Bills	0.02%-0.10%	04/20/2021	70,000	69,996,500

U.S. Treasury Bills	0.12%-0.14%	04/22/2021	25,000	24,995,667

U.S. Treasury Bills	0.04%-0.09%	04/27/2021	40,000	39,996,708

U.S. Treasury Bills	0.11%	04/29/2021	15,000	14,997,296

U.S. Treasury Bills	0.03%-0.09%	05/04/2021	15,000	14,998,688

U.S. Treasury Bills	0.07%-0.11%	05/06/2021	20,000	19,996,792

U.S. Treasury Bills	0.04%-0.09%	05/13/2021	42,000	41,996,238

U.S. Treasury Bills	0.04%-0.18%	05/20/2021	25,000	24,994,789

U.S. Treasury Bills	0.05%-0.10%	06/01/2021	36,500	36,493,247

U.S. Treasury Bills	0.04%-0.09%	06/10/2021	20,000	19,996,283

U.S. Treasury Bills	0.09%	06/24/2021	10,000	9,997,125

U.S. Treasury Bills	0.10%	07/01/2021	40,000	39,986,444

U.S. Treasury Bills	0.09%	07/08/2021	15,000	14,995,162

U.S. Treasury Bills	0.16%	07/15/2021	7,000	6,995,901

U.S. Treasury Bills	0.10%	07/22/2021	20,000	19,992,453

U.S. Treasury Bills	0.07%	08/05/2021	5,000	4,998,474

U.S. Treasury Bills	0.06%	08/19/2021	12,000	11,996,751

U.S. Treasury Bills	0.05%	08/26/2021	10,000	9,997,775

U.S. Treasury Bills	0.14%	09/09/2021	5,000	4,996,267

U.S. Treasury Bills	0.14%	10/07/2021	5,000	4,995,722

U.S. Treasury Bills	0.14%	11/04/2021	15,000	14,986,050

U.S. Treasury Bills	0.11%	12/30/2021	10,000	9,990,711

U.S. Treasury Bills	0.09%	01/27/2022	3,000	2,997,510

U.S. Treasury Bills	0.06%	02/24/2022	10,000	9,994,000

				1,110,059,722

U.S. Treasury Notes-18.36%

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	0.18%	04/30/2021	7,000	6,999,982

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.22%)(b)	0.26%	07/31/2021	15,000	14,998,352

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.30%)(b)	0.34%	10/31/2021	36,500	36,511,751

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                             Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Treasury Obligations Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Notes-(continued)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	0.19%	01/31/2022	$30,000	$29,981,531

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)(b)	0.15%	04/30/2022	55,000	55,018,696

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.10%	07/31/2022	22,000	22,001,850

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.10%	10/31/2022	45,000	44,997,957

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	0.09%	01/31/2023	6,000	6,000,311

U.S. Treasury Notes	2.25%	03/31/2021	16,000	16,026,186

				232,536,616

TOTAL INVESTMENTS IN SECURITIES-106.00% (Cost $1,342,596,338)				1,342,596,338

OTHER ASSETS LESS LIABILITIES-(6.00)%				(76,044,088)

NET ASSETS-100.00%				$1,266,552,250

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2021.

Portfolio Composition by Maturity

In days, as of 02/28/2021

1-7	7.6%

8-30	27.4

31-60	24.8

61-90	8.1

91-180	14.1

181+	18.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                             Short-Term Investments Trust

Schedule of Investments

February 28, 2021

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations-99.85%

Alabama-4.11%
Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC - Swedbank AB)(a)(b)(c)	0.08%	07/01/2040	$6,805	$6,805,000

Arizona-3.34%

Casa Grande (City of), AZ Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD RB (CEP - FNMA)(b)	0.04%	06/15/2031	2,685	2,685,000

Sierra Vista (City of), AZ Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD RB (CEP - FNMA)(b)	0.04%	06/15/2031	2,845	2,845,000

				5,530,000

California-1.81%

California (State of) Educational Facilities Authority (Stanford University); Series 2021, Tax Exempt Commercial Paper Notes	0.07%	04/06/2021	3,000	3,000,000

Colorado-0.61%
Boulder (County of), CO (Imagine!); Series 2006, VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.13%	02/01/2031	1,010	1,010,000

Delaware-2.41%

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.04%	09/01/2036	2,780	2,780,000

Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.05%	05/01/2036	1,215	1,215,000

				3,995,000

District of Columbia-4.50%

District of Columbia (Medlantic/Helix); Series 1998 A, VRD RB (LOC - TD Bank N.A.)(b)(c)	0.03%	08/15/2038	1,345	1,345,000

Metropolitan Washington Airports Authority; Subseries 2010 C-2, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.02%	10/01/2039	6,110	6,110,000

				7,455,000

Florida-4.19%

Palm Beach (County of), FL (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	0.08%	11/01/2036	2,725	2,725,000

Palm Beach (County of), FL (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	0.03%	07/01/2032	2,400	2,400,000

Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.02%	07/01/2037	1,825	1,825,000

				6,950,000

Georgia-4.87%

Atlanta (City of), GA Georgia Development Authority (Perkins + Will, Inc.); Series 2010, VRD RB (LOC - BMO Harris Bank N.A.)(b)(c)	0.04%	11/01/2030	2,155	2,155,000

Monroe (County of), GA Development Authority (Oglethorpe Power Corp. Scherer);
Series 2009 A, VRD PCR (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.03%	01/01/2030	2,420	2,420,000

Series 2010 A, Ref. VRD PCR (LOC - Truist Bank)(b)(c)	0.11%	01/01/2036	3,500	3,500,000

				8,075,000

Illinois-5.33%

Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(b)	0.01%	12/01/2046	5,730	5,730,000

Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	0.03%	01/01/2037	2,100	2,100,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                             Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois-(continued)

Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC - U.S. Bank N.A.)(b)(c)	0.04%	10/01/2033	$1,000	$1,000,000

				8,830,000

Indiana-8.48%

Huntington (City of), IN (Huntington University); Series 2007, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.08%	08/01/2037	4,660	4,660,000

Indiana (State of) Finance Authority (Ispat Inland, Inc.); Series 2005, Ref. VRD RB (LOC - Rabobank Nederland)(a)(b)(c)	0.08%	06/01/2035	5,495	5,495,000

Purdue University; Series 2011 A, VRD COP(b)	0.01%	07/01/2035	3,900	3,900,000

				14,055,000

Louisiana-2.77%

Louisiana (State of) Offshore Terminal Authority Deepwater Port (Loop LLC); Series 2013 B, Ref. VRD RB (LOC - JPMorgan Chase Bank, N.A.)(b)(c)	0.03%	09/01/2033	910	910,000

Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	0.02%	07/01/2047	3,690	3,690,000

				4,600,000

Maryland-5.19%

Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Hospital); Series 2021 B, Commercial Paper Notes	0.14%	05/07/2021	4,500	4,500,000

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical); Series 2008E, VRD RB (LOC - Bank of Montreal)(b)(c)	0.01%	07/01/2041	2,600	2,600,000

Montgomery (County of), MD; Series 2021 B, Commercial Paper Notes	0.08%	05/05/2021	1,500	1,500,000

				8,600,000

Massachusetts-2.61%

Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC - TD Bank N.A.)(b)(c)	0.03%	10/01/2038	2,830	2,830,000

Massachusetts (State of) Transportation Trust Fund; Series 2010 A-1, VRD RB (LOC - Citibank N.A.)(b)(c)	0.02%	01/01/2037	1,500	1,500,000

				4,330,000

Michigan-3.53%

Kent (County of), MI Hospital Finance Authority (Spectrum Health System); Series 2008 C, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	0.03%	01/15/2026	1,420	1,420,000

Michigan State University Board of Trustees;
Series 2000 A-1, VRD RB(b)	0.06%	08/15/2030	3,415	3,415,000

Series 2000 A-2, VRD RB(b)	0.06%	08/15/2030	1,010	1,010,000

				5,845,000

Minnesota-5.35%

Burnsville (City of), MN (Bridgeway Apartments L.P.); Series 2003, Ref. VRD RB (CEP - FNMA)(b)	0.11%	10/15/2033	1,175	1,175,000

Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP - FHLMC)(b)	0.03%	11/01/2035	3,610	3,610,000

St. Paul (City of), MN Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD RB (CEP - FHLMC)(b)	0.03%	10/01/2033	4,085	4,085,000

				8,870,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                             Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Mississippi-4.73%

Mississippi Business Finance Corp. (Chevron U.S.A., Inc.);
Series 2010 C, VRD IDR(b)	0.03%	12/01/2030	$585	$585,000

Series 2010 E, VRD IDR(b)	0.03%	12/01/2030	6,250	6,250,000

Series 2010 B, VRD IDR(b)	0.03%	12/01/2030	1,000	1,000,000

				7,835,000

Missouri-0.77%

Bridgeton (City of), MO IDA (Stolze Printing); Series 2010, VRD RB (LOC - FHLB of Chicago)(b)(c)	0.04%	11/01/2037	715	715,000

Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC - FHLB of Chicago)(b)(c)	0.10%	08/01/2038	565	565,000

				1,280,000

New York-1.72%

New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC - Mizuho Bank Ltd.)(a)(b)(c)	0.02%	05/01/2039	2,850	2,850,000

North Carolina-1.51%

North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 1992 A, VRD RB(b)	0.02%	06/01/2027	1,285	1,285,000

North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1991 B, VRD RB(b)	0.01%	12/01/2021	1,220	1,220,000

				2,505,000

Ohio-1.76%

Lorain (County of), OH Port Authority (St. Ignatius High School); Series 2008, VRD RB (LOC - U.S. Bank N.A.)(b)(c)	0.04%	08/02/2038	2,925	2,925,000

Pennsylvania-2.81%

Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.04%	06/01/2037	2,095	2,095,000

Haverford Township School District; Series 2009, VRD GO Bonds (LOC - TD Bank N.A.)(b)(c)	0.03%	03/01/2030	1,885	1,885,000

Lebanon (County of), PA Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.04%	10/15/2025	380	380,000

Ridley School District; Series 2009, VRD GO Bonds (LOC - TD Bank N.A.)(b)(c)	0.03%	11/01/2029	305	305,000

				4,665,000

Rhode Island-2.65%

Rhode Island Health & Educational Building Corp. (Brown University); Series 2003 B, VRD RB(b)	0.02%	09/01/2043	4,400	4,400,000

Texas-12.02%

Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.04%	02/15/2042	1,285	1,285,000

Houston (City of) TX; Series 2021 E-2, Commercial Paper Notes	0.06%	03/03/2021	3,500	3,500,000

Houston (City of), TX (Combined Utility System); Series 2004 B-3, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.03%	05/15/2034	1,950	1,950,000

San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.05%	04/01/2026	2,320	2,320,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD RB (CEP - FHLMC)(b)	0.10%	05/01/2042	2,860	2,860,000

Texas A&M University System Board of Regents;
Series 2021 B, Commercial Paper Notes	0.24%	05/05/2021	400	400,000

Series 2021 B, Commercial Paper Notes	0.10%	07/06/2021	4,500	4,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                             Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas-(continued)

University of Texas System Board of Regents;
Series 2008 B, VRD RB(b)	0.01%	08/01/2025	$2,115	$2,115,000

Series 2021 A, Commercial Paper Notes	0.08%	07/07/2021	1,000	1,000,000

				19,930,000

Virginia-2.47%
Norfolk (City of), VA; Series 2007, VRD GO Bonds(b)	0.03%	08/01/2037	4,100	4,100,000

Washington-4.11%

Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD RB (LOC - FHLB of San Francisco)(b)(c)	0.03%	09/01/2049	3,375	3,375,000

Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD RB (LOC - FHLB of San Francisco)(b)(c)	0.03%	11/01/2047	3,445	3,445,000

				6,820,000

West Virginia-4.17%

Cabell (County of), WV (Provident Group - Marshall Properties LLC - Marshall University); Series 2010 A, VRD RB (LOC - Bank of America N.A.)(b)(c)	0.03%	07/01/2039	845	845,000

West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008 B, Ref. VRD RB (LOC - Branch Banking & Trust Co.)(b)(c)	0.11%	01/01/2034	6,060	6,060,000

				6,905,000

Wisconsin-2.03%

Lima (Town of), WI (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD RB (LOC - FHLB of Chicago)(b)(c)	0.04%	10/01/2042	3,365	3,365,000

TOTAL INVESTMENTS IN SECURITIES(d)(e)-99.85% (Cost $165,530,000)				165,530,000

OTHER ASSETS LESS LIABILITIES-0.15%				243,257

NET ASSETS-100.00%				$165,773,257

Investment Abbreviations:

CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corp.
FNMA	- Federal National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
LOC	- Letter of Credit
PCR	- Pollution Control Revenue Bonds
RB	- Revenue Bonds
Ref.	- Refunding
VRD	- Variable Rate Demand

Notes to Schedule of Investments:

(a)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 6.6%; other countries less than 5% each: 7.4%.

(b)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2021.

(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)	Also represents cost for federal income tax purposes.
(e)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                             Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Tax-Free Cash Reserve Portfolio

Entities	Percentage
Federal Home Loan Banks	6.9%

Federal Home Loan Mortgage Corporation	6.4

Truist Financial Corp.	5.8

Portfolio Composition by Maturity

In days, as of 02/28/2021

1-7	91.0%

8-30	0.0

31-60	1.8

61-90	3.9

91-180	3.3

181+	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                             Short-Term Investments Trust

Statements of Assets and Liabilities

February 28, 2021

(Unaudited)

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio

Assets:

Investments in securities, at value	$2,117,429,727	$143,271,436	$11,644,277,697	$23,665,967,223	$1,342,596,338	$165,530,000

Repurchase agreements, at value and cost	648,125,071	64,579,159	9,568,548,509	15,729,386,218	-	-

Receivable for: Investments sold	-	-	25,000,000	71,000,000	-	920,040

Interest	360,884	11,878	6,766,480	11,782,286	182,480	7,709

Fund expenses absorbed	-	-	-	-	-	68,432

Investment for trustee deferred compensation and retirement plans	3,779,351	1,028,681	2,262,445	1,028,312	114,823	358,492

Other assets	154,721	258,724	736,062	1,495,294	85,448	60,810

Total assets	2,769,849,754	209,149,878	21,247,591,193	39,480,659,333	1,342,979,089	166,945,483

Liabilities:

Payable for: Investments purchased	-	-	-	904,455,408	76,064,404	-

Amount due custodian	180	-	140,552,952	231,075,688	67,533	728,024

Dividends	36,744	1,782	162,282	896,281	8,602	1,324

Accrued fees to affiliates	567,714	12,657	1,953,630	1,971,383	75,867	33,168

Accrued trustees’ and officers’ fees and benefits	7,569	3,857	14,615	18,230	2,533	1,660

Accrued operating expenses	14,163	38,338	148,914	1,548,372	75,624	26,321

Trustee deferred compensation and retirement plans	4,063,553	1,097,081	2,599,734	1,341,893	132,276	381,729

Total liabilities	4,689,923	1,153,715	145,432,127	1,141,307,255	76,426,839	1,172,226

Net assets applicable to shares outstanding	$2,765,159,831	$207,996,163	$21,102,159,066	$38,339,352,078	$1,266,552,250	$165,773,257

Net assets consist of:

Shares of beneficial interest	$2,764,713,876	$207,223,380	$21,101,394,599	$38,339,068,857	$1,266,601,377	$165,897,303

Distributable earnings (loss)	445,955	772,783	764,467	283,221	(49,127)	(124,046)

	$2,765,159,831	$207,996,163	$21,102,159,066	$38,339,352,078	$1,266,552,250	$165,773,257

Net Assets:

Institutional Class	$2,758,308,572	$206,121,791	$18,981,135,230	$35,924,791,995	$1,150,981,367	$126,888,084

Private Investment Class	$3,134,406	$744,434	$351,293,472	$512,474,804	$15,536,281	$10,319,666

Personal Investment Class	$10,250	$395,364	$315,719,198	$7,422,402	$605,815	$1,116,886

Cash Management Class	$2,927,989	$503,840	$442,403,317	$498,258,486	$252,984	$4,575,862

Reserve Class	$277,705	$87,033	$485,133,860	$478,919,695	$91,507,711	$21,373,162

Resource Class	$362,237	$122,597	$40,039,862	$185,891,029	$150,068	$1,489,318

Corporate Class	$38,671	$21,104	$486,334,119	$96,836,477	$7,518,024	$10,279

CAVU Securities Class	$100,001	$-	$100,008	$634,757,190	$-	$-

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                             Short-Term Investments Trust

Statements of Assets and Liabilities—(continued)

February 28, 2021

(Unaudited)

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio

Shares outstanding, no par value, unlimited number of shares authorized:

Institutional Class	2,757,167,721	206,117,265	18,979,770,054	35,924,417,645	1,150,974,645	126,868,501

Private Investment Class	3,133,125	744,417	351,261,032	512,466,911	15,536,214	10,318,073

Personal Investment Class	10,246	395,360	315,695,392	7,422,264	605,815	1,116,714

Cash Management Class	2,926,792	503,834	442,370,045	498,252,236	252,983	4,575,156

Reserve Class	277,591	87,032	485,088,911	478,913,917	91,506,727	21,369,863

Resource Class	362,089	122,596	40,034,462	185,889,237	150,068	1,489,088

Corporate Class	38,656	21,104	486,286,532	96,836,212	7,517,998	10,277

CAVU Securities Class	99,960	-	100,000	634,757,144	-	-

Net asset value, offering and redemption price per share for each class	$1.0004	$1.0000	$1.00	$1.00	$1.00	$1.00

Cost of Investments	$2,765,260,749	$207,849,938	$21,212,826,206	$39,395,353,441	$1,342,596,338	$165,530,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                             Short-Term Investments Trust

Statements of Operations

For the six months ended February 28, 2021

(Unaudited)

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio

Investment income:

Interest	$3,114,267	$205,350	$15,938,058	$24,561,173	$954,898	$95,884

Expenses:

Advisory fees	1,850,069	185,061	15,323,773	16,289,449	874,963	182,104

Administrative services fees	545,921	56,642	4,551,132	7,209,250	316,042	40,736

Custodian fees	7,119	6,086	702,107	932,303	13,041	905

Distribution fees:
Private Investment Class	4,892	1,702	572,042	823,736	19,435	13,122

Personal Investment Class	27	1,078	789,399	27,423	1,996	6,842

Cash Management Class	1,165	200	155,651	178,592	109	1,958

Reserve Class	1,199	375	2,298,701	1,892,884	282,610	111,967

Resource Class	361	97	261,431	107,992	124	2,046

Corporate Class	6	3	73,713	5,221	1,407	2

Transfer agent fees	111,004	11,104	919,426	1,466,050	62,010	8,195

Trustees’ and officers’ fees and benefits	35,716	12,709	240,705	361,622	25,713	12,170

Registration and filing fees	45,032	47,421	14,508	62,163	42,941	51,225

Reports to shareholders	10,009	7,561	19,253	79,245	8,392	28,785

Professional services fees	19,483	14,513	60,545	104,404	17,691	14,018

Other	41,239	21,045	117,545	210,126	25,170	7,583

Total expenses	2,673,242	365,597	26,099,931	29,750,460	1,691,644	481,658

Less: Fees waived and expenses reimbursed	(452,129)	(172,654)	(11,353,309)	(8,932,108)	(809,763)	(394,962)

Net expenses	2,221,113	192,943	14,746,622	20,818,352	881,881	86,696

Net investment income	893,154	12,407	1,191,436	3,742,821	73,017	9,188

Realized and unrealized gain (loss) from:

Net realized gain (loss) from unaffiliated investment securities	(3,927)	553	180,981	265,130	46,613	-

Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(365,580)	(1,909)	-	-	-	-

Net realized and unrealized gain (loss)	(369,507)	(1,356)	180,981	265,130	46,613	-

Net increase in net assets resulting from operations	$523,647	$11,051	$1,372,417	$4,007,951	$119,630	$9,188

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                             Short-Term Investments Trust

Statements of Changes in Net Assets

For the six months ended February 28, 2021 and the year ended August 31, 2020

(Unaudited)

	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio

	February 28, 2021	August 31, 2020	February 28, 2021	August 31, 2020

Operations:
Net investment income	$893,154	$29,970,218	$12,407	$5,414,497

Net realized gain (loss)	(3,927)	(15,623)	553	78

Change in net unrealized appreciation (depreciation)	(365,580)	45,074	(1,909)	(41,714)

Net increase in net assets resulting from operations	523,647	29,999,669	11,051	5,372,861

Distributions to shareholders from distributable earnings:
Institutional Class	(892,725)	(29,817,713)	(12,288)	(5,392,900)

Private Investment Class	(166)	(36,868)	(58)	(11,032)

Personal Investment Class	(2)	(74)	(21)	(2,832)

Cash Management Class	(208)	(107,505)	(26)	(5,280)

Reserve Class	(14)	(1,504)	(5)	(1,098)

Resource Class	(19)	(3,570)	(7)	(1,140)

Corporate Class	(10)	(2,984)	(2)	(215)

CAVU Securities Class	(10)	-	-	-

Total distributions from distributable earnings	(893,154)	(29,970,218)	(12,407)	(5,414,497)

Share transactions-net:
Institutional Class	200,246,753	114,142,968	(114,629,963)	(331,356,151)

Private Investment Class	(406,836)	(1,176,345)	(531,782)	(71,436)

Personal Investment Class	-	-	19	(45,201)

Cash Management Class	(18,649)	(6,335,509)	7	(96,257)

Reserve Class	(495)	(24,329)	(18,405)	(167,883)

Resource Class	(3,355)	2,906	6	(674)

Corporate Class	12	(287,979)	2	251

CAVU Securities Class	100,000	-	-	-

Net increase (decrease) in net assets resulting from share transactions	199,917,430	106,321,712	(115,180,116)	(331,737,351)

Net increase (decrease) in net assets	199,547,923	106,351,163	(115,181,472)	(331,778,987)

Net assets:
Beginning of period	2,565,611,908	2,459,260,745	323,177,635	654,956,622

End of period	$2,765,159,831	$2,565,611,908	$207,996,163	$323,177,635

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                             Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)

For the six months ended February 28, 2021 and the year ended August 31, 2020

(Unaudited)

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	February 28, 2021	August 31, 2020	February 28, 2021	August 31, 2020

Operations:
Net investment income	$1,191,436	$163,580,411	$3,742,821	$264,467,683

Net realized gain (loss)	180,981	139,394	265,130	(189,477)

Net increase in net assets resulting from operations	1,372,417	163,719,805	4,007,951	264,278,206

Distributions to shareholders from distributable earnings:
Institutional Class	(1,070,356)	(146,246,982)	(3,571,291)	(254,196,609)

Private Investment Class	(19,241)	(3,446,279)	(49,414)	(4,200,784)

Personal Investment Class	(14,483)	(2,137,800)	(826)	(89,620)

Cash Management Class	(19,641)	(3,199,903)	(41,568)	(2,683,953)

Reserve Class	(26,659)	(1,117,598)	(40,854)	(1,290,595)

Resource Class	(16,339)	(4,967,684)	(12,409)	(1,599,458)

Corporate Class	(24,715)	(2,664,191)	(4,034)	(439,777)

CAVU Securities Class	(2)	-	(22,425)	-

Total distributions from distributable earnings	(1,191,436)	(163,780,437)	(3,742,821)	(264,500,796)

Share transactions-net:
Institutional Class	(234,871,298)	498,579,949	5,665,406,437	256,030,543

Private Investment Class	(71,540,917)	(83,191,362)	(69,612,598)	49,500,711

Personal Investment Class	33,894,138	(78,430,874)	(6,107,601)	(2,461,469)

Cash Management Class	70,435,022	(24,723,778)	66,777,783	66,475,768

Reserve Class	(96,559,917)	292,043,533	77,477,855	103,651,946

Resource Class	(595,640,413)	3,118,922	42,742,283	(37,467,649)

Corporate Class	(647,327,935)	704,514,058	65,568,457	(9,080,725)

CAVU Securities Class	100,000	-	634,757,144	-

Net increase (decrease) in net assets resulting from share transactions	(1,541,511,320)	1,311,910,448	6,477,009,760	426,649,125

Net increase (decrease) in net assets	(1,541,330,339)	1,311,849,816	6,477,274,890	426,426,535

Net assets:
Beginning of period	22,643,489,405	21,331,639,589	31,862,077,188	31,435,650,653

End of period	$21,102,159,066	$22,643,489,405	$38,339,352,078	$31,862,077,188

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                             Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)

For the six months ended February 28, 2021 and the year ended August 31, 2020

(Unaudited)

	Invesco Treasury Obligations Portfolio		Invesco Tax-Free Cash Reserve Portfolio
	February 28, 2021	August 31, 2020	February 28, 2021	August 31, 2020

Operations:
Net investment income	$73,017	$10,091,353	$9,188	$1,534,657

Net realized gain (loss)	46,613	(57,411)	-	-

Net increase in net assets resulting from operations	119,630	10,033,942	9,188	1,534,657

Distributions to shareholders from distributable earnings:
Institutional Class	(68,400)	(9,782,969)	(6,853)	(1,172,112)

Private Investment Class	(786)	(65,930)	(530)	(106,524)

Personal Investment Class	(37)	(898)	(126)	(7,119)

Cash Management Class	(15)	(16,009)	(248)	(177,298)

Reserve Class	(3,296)	(212,244)	(1,299)	(50,307)

Resource Class	(9)	(1,150)	(130)	(21,222)

Corporate Class	(474)	(12,153)	(2)	(75)

Total distributions from distributable earnings	(73,017)	(10,091,353)	(9,188)	(1,534,657)

Share transactions-net:
Institutional Class	(219,272,329)	325,218,196	(24,109,155)	(10,043,247)

Private Investment Class	1,111,947	4,941,082	184,836	(10,353,451)

Personal Investment Class	(135,955)	630,111	(2,466,678)	1,041,703

Cash Management Class	(87,653)	(1,553,674)	(914,017)	(21,806,010)

Reserve Class	36,920,232	(123,709)	(5,450,128)	6,820,117

Resource Class	8	16,515	(1,514,728)	1,886,657

Corporate Class	(2,924,417)	10,431,998	-	85

Net increase (decrease) in net assets resulting from share transactions	(184,388,167)	339,560,519	(34,269,870)	(32,454,146)

Net increase (decrease) in net assets	(184,341,554)	339,503,108	(34,269,870)	(32,454,146)

Net assets:
Beginning of period	1,450,893,804	1,111,390,696	200,043,127	232,497,273

End of period	$ 1,266,552,250	$ 1,450,893,804	$ 165,773,257	$ 200,043,127

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                             Short-Term Investments Trust

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Cash Management Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/ or expense reimbursements	Ratio of net investment income to average net assets

Invesco Liquid Assets Portfolio
Six months ended 02/28/21	$1.0006	$0.0001	$(0.0002)	$(0.0001)	$(0.0001)	$-	$(0.0001)	$1.0004	(0.01)%	$2,928	0.24%(c)	0.30%(c)	0.01%(c)
Year ended 08/31/20	1.0004	0.0118	(0.0006)	0.0112	(0.0110)	-	(0.0110)	1.0006	1.12	2,947	0.26	0.30	1.18
Year ended 08/31/19	1.0004	0.0229	(0.0000)	0.0229	(0.0229)	-	(0.0229)	1.0004	2.31	9,288	0.26	0.30	2.29
Year ended 08/31/18	1.0002	0.0165	(0.0011)	0.0154	(0.0152)	-	(0.0152)	1.0004	1.55	6,181	0.26	0.31	1.65
Year ended 08/31/17	1.00	0.0043	0.0036	0.0079	(0.0072)	(0.0005)	(0.0077)	1.0002	0.76	7,738	0.26	0.34	0.43
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.25	250,643	0.23	0.28	0.26
Invesco STIC Prime Portfolio
Six months ended 02/28/21	1.0000	0.0001	(0.0000)	0.0001	(0.0001)	-	(0.0001)	1.0000	0.01	504	0.16(c)	0.37(c)	0.01(c)
Year ended 08/31/20	1.0001	0.0110	(0.0013)	0.0097	(0.0098)	-	(0.0098)	1.0000	0.99	504	0.25	0.34	1.09
Year ended 08/31/19	1.0001	0.0218	0.0001	0.0219	(0.0219)	-	(0.0219)	1.0001	2.21	600	0.26	0.33	2.18
Year ended 08/31/18	1.0000	0.0147	(0.0002)	0.0145	(0.0144)	-	(0.0144)	1.0001	1.46	779	0.26	0.35	1.47
Year ended 08/31/17	1.00	0.0054	0.0007	0.0061	(0.0061)	-	(0.0061)	1.0000	0.62	1,148	0.26	0.35	0.54
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.20	167,872	0.19	0.30	0.21
Invesco Treasury Portfolio
Six months ended 02/28/21	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	442,403	0.15(c)	0.29(c)	0.01(c)
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	0.84	371,958	0.26	0.29	0.78
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	2.12	396,685	0.26	0.29	2.10
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.29	446,756	0.26	0.28	1.29
Year ended 08/31/17	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.44	479,400	0.26	0.28	0.44
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.10	403,424	0.19	0.28	0.12
Invesco Government & Agency Portfolio
Six months ended 02/28/21	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	498,258	0.13(c)	0.24(c)	0.02(c)
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	(0.00)	(0.01)	1.00	0.87	431,476	0.23	0.23	0.77
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	2.14	365,003	0.24	0.24	2.12
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.30	333,349	0.23	0.23	1.27
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.48	169,027	0.23	0.23	0.50
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.13	150,104	0.18	0.24	0.15
Invesco Treasury Obligations Portfolio
Six months ended 02/28/21	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	253	0.13(c)	0.28(c)	0.01(c)
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.87	341	0.26	0.28	0.76
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	2.10	1,894	0.26	0.29	2.07
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.27	3,165	0.26	0.29	1.26
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.38	1,618	0.24	0.30	0.42
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.09	31,390	0.16	0.46	0.09
Invesco Tax-Free Cash Reserve Portfolio
Six months ended 02/28/21	1.00	0.00	-	0.00	(0.00)	-	(0.00)	1.00	0.01	4,576	0.10(c)	0.46(c)	0.01(c)
Year ended 08/31/20	1.00	0.01	-	0.01	(0.01)	-	(0.01)	1.00	0.70	5,490	0.26	0.42	0.69
Year ended 08/31/19	1.00	0.01	-	0.01	(0.01)	-	(0.01)	1.00	1.31	27,298	0.28	0.43	1.30
Year ended 08/31/18	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.93	31,885	0.28	0.46	0.93
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.49	27,616	0.28	0.45	0.48
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.07	30,671	0.13	0.41	0.09

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)

Ratios are annualized and based on average daily net assets (000’s omitted) of $2,937, $504, $392,350, $450,180, $275 and $4,935 for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                             Short-Term Investments Trust

Notes to Financial Statements

February 28, 2021

(Unaudited)

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Invesco Tax-Free Cash Reserve Portfolio.

Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio and Invesco Government & Agency Portfolio currently offer eight different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class. On December 18, 2020, Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio and Invesco Government & Agency Portfolio began offering CAVU Securities class shares. Invesco STIC Prime Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio currently offer seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, and Invesco Tax-Free Cash Reserve Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations - Invesco Liquid Assets Portfolio’s and Invesco STIC Prime Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is

36                             Short-Term Investments Trust

recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Invesco Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

LIBOR Risk - Certain Funds may invest in financial instruments that utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Although many LIBOR rates will be phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. There remains uncertainty regarding the effect of the LIBOR transition process and therefore any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests

37                             Short-Term Investments Trust

cannot yet be determined. There is no assurance that the composition or characteristics of any alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to the Fund.

K.

Other Risks - Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million

Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%

Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%

Invesco Treasury Portfolio	0.15%	0.15%	0.15%

Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%

Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%

Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

For the six months ended February 28, 2021, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%

Invesco STIC Prime Portfolio	0.15%

Invesco Treasury Portfolio	0.15%

Invesco Government & Agency Portfolio	0.10%

Invesco Treasury Obligations Portfolio	0.13%

Invesco Tax-Free Cash Reserve Portfolio	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of

38                             Short-Term Investments Trust

Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class shares for each Fund as shown in the following table (the “expense limits”):

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class	CAVU Securities Class

Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%	0.18%

Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	–

Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%

Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%

Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%	–

Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%	–

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

For the six months ended February 28, 2021, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

Expense Limitation

Invesco Liquid Assets Portfolio	$445,515

Invesco STIC Prime Portfolio	140,069

Invesco Treasury Portfolio	3,560,492

Invesco Government & Agency Portfolio	-

Invesco Treasury Obligations Portfolio	145,759

Invesco Tax-Free Cash Reserve Portfolio	162,705

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

Voluntary fee waivers for the six months ended February 28, 2021 are shown below:

	Fund Level	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class

Invesco Liquid Assets Portfolio	$1,056	$3,855	$25	$316	$1,113	$248	$1

Invesco STIC Prime Portfolio	29,130	1,702	1,078	200	375	97	3

Invesco Treasury Portfolio	3,669,472	568,599	786,770	152,411	2,294,148	255,904	65,513

Invesco Government & Agency Portfolio	5,926,130	813,081	27,179	170,566	1,885,235	105,261	4,656

Invesco Treasury Obligations Portfolio	358,522	19,398	1,994	108	282,476	124	1,382

Invesco Tax-Free Cash Reserve Portfolio	96,319	13,122	6,842	1,958	111,968	2,046	2

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2021, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2021, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment

39                             Short-Term Investments Trust

Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class

Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2021, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2021, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains

Invesco Liquid Assets Portfolio	$51,476,404	$63,220,429	$-

Invesco STIC Prime Portfolio	6,690,224	6,470,000	-

Invesco Tax-Free Cash Reserve Portfolio	60,797,279	79,468,553	-

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

40                             Short-Term Investments Trust

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had a capital loss carryforward as of August 31, 2020, as follows:

Fund	Not Subject to Expiration	Total*

Invesco Liquid Assets Portfolio	$15,623	$15,623

Invesco Government & Agency Portfolio	189,476	189,476

Invesco Treasury Obligations Portfolio	59,505	59,505

Invesco Tax-Free Cash Reserve Portfolio	19,092	19,092

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At February 28, 2021
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

Invesco Liquid Assets Portfolio	$2,765,260,749	$298,965	$(4,916)	$294,049

Invesco STIC Prime Portfolio	207,849,938	710	(53)	657

Invesco Treasury Portfolio	21,212,842,178	-	(15,972)	(15,972)

Invesco Treasury Obligations Portfolio	1,342,620,029	-	(23,691)	(23,691)

*

For Invesco Treasury Portfolio and Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Government & Agency Portfolio and Invesco Tax-Free Cash Reserve Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 9–Share Information

Invesco Liquid Assets Portfolio

	Summary of Share Activity

	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	8,365,748,460	$8,369,320,010	15,429,264,962	$15,436,049,996

Private Investment Class	371,714	371,900	556,769	556,939

Cash Management Class	137	137	57,447,877	57,471,129

Reserve Class	6,289	6,292	64,898	64,918

Resource Class	-	-	601	601

Corporate Class	2	2	172,360	172,517

CAVU Securities Class(b)	99,960	100,000	-	-

41                             Short-Term Investments Trust

NOTE 9—Share Information—(continued)

	Summary of Share Activity

	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:
Institutional Class	175,660	$175,741	6,416,422	$6,418,790

Private Investment Class	112	112	32,532	32,543

Cash Management Class	208	208	81,549	81,575

Reserve Class	14	14	1,504	1,504

Resource Class	19	19	3,570	3,570

Corporate Class	10	10	2,984	2,984

Reacquired:
Institutional Class	(8,165,751,696)	(8,169,248,998)	(15,321,899,211)	(15,328,325,818)

Private Investment Class	(778,496)	(778,848)	(1,765,341)	(1,765,827)

Cash Management Class	(18,987)	(18,994)	(63,868,033)	(63,888,213)

Reserve Class	(6,798)	(6,801)	(90,719)	(90,751)

Resource Class	(3,372)	(3,374)	(1,265)	(1,265)

Corporate Class	-	-	(463,261)	(463,480)

Net increase in share activity	199,843,236	$199,917,430	105,958,198	$106,321,712

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 12% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 25% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

(b)	Commencement date of December 18, 2020.

42                             Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco STIC Prime Portfolio

	Summary of Share Activity

	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	771,985,595	$771,985,595	1,515,191,563	$1,515,273,645

Private Investment Class	9,000	9,000	46,700	46,700

Personal Investment Class	-	-	561	561

Cash Management Class	7,472	7,472	-	-

Reserve Class	1	1	281	281

Resource Class	-	-	182	182

Corporate Class	-	-	36	36

Issued as reinvestment of dividends:
Institutional Class	8,290	8,290	4,489,681	4,489,681

Private Investment Class	57	57	11,032	11,032

Personal Investment Class	19	19	2,832	2,832

Cash Management Class	7	7	3,278	3,278

Reserve Class	4	4	1,098	1,098

Resource Class	6	6	1,140	1,140

Corporate Class	2	2	215	215

Reacquired:
Institutional Class	(886,623,848)	(886,623,848)	(1,851,039,089)	(1,851,119,477)

Private Investment Class	(540,839)	(540,839)	(129,157)	(129,168)

Personal Investment Class	-	-	(48,590)	(48,594)

Cash Management Class	(7,472)	(7,472)	(99,534)	(99,535)

Reserve Class	(18,410)	(18,410)	(169,247)	(169,262)

Resource Class	-	-	(1,996)	(1,996)

Net increase (decrease) in share activity	(115,180,116)	$(115,180,116)	(331,739,014)	$(331,737,351)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 97% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

43                             Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco Treasury Portfolio

	Summary of Share Activity

	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	125,874,033,421	$125,874,033,421	182,665,163,108	$182,665,163,108

Private Investment Class	279,372,087	279,372,087	1,486,970,970	1,486,970,970

Personal Investment Class	758,065,321	758,065,321	2,422,880,087	2,422,880,087

Cash Management Class	467,103,837	467,103,837	861,417,932	861,417,932

Reserve Class	676,508,536	676,508,536	1,819,500,275	1,819,500,275

Resource Class	161,452,985	161,452,985	333,477,473	333,477,473

Corporate Class	2,948,766,705	2,948,766,705	6,641,915,581	6,641,915,581

CAVU Securities Class(b)	100,000	100,000	-	-

Issued as reinvestment of dividends:
Institutional Class	315,420	315,420	45,062,613	45,062,613

Private Investment Class	6,664	6,664	1,524,217	1,524,217

Personal Investment Class	14,391	14,391	2,137,800	2,137,800

Cash Management Class	18,164	18,164	3,199,903	3,199,903

Reserve Class	26,573	26,573	1,117,598	1,117,598

Resource Class	2,187	2,187	377,525	377,525

Corporate Class	15,235	15,235	2,642,981	2,642,981

Reacquired:
Institutional Class	(126,109,220,139)	(126,109,220,139)	(182,211,645,772)	(182,211,645,772)

Private Investment Class	(350,919,668)	(350,919,668)	(1,571,686,549)	(1,571,686,549)

Personal Investment Class	(724,185,574)	(724,185,574)	(2,503,448,761)	(2,503,448,761)

Cash Management Class	(396,686,979)	(396,686,979)	(889,341,613)	(889,341,613)

Reserve Class	(773,095,026)	(773,095,026)	(1,528,574,340)	(1,528,574,340)

Resource Class	(757,095,585)	(757,095,585)	(330,736,076)	(330,736,076)

Corporate Class	(3,596,109,875)	(3,596,109,875)	(5,940,044,504)	(5,940,044,504)

Net increase (decrease) in share activity	(1,541,511,320)	$(1,541,511,320)	1,311,910,448	$1,311,910,448

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 32% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement date of December 18, 2020.

44                             Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco Government & Agency Portfolio

	Summary of Share Activity

	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	106,170,322,604	$106,170,322,604	262,928,153,701	$262,928,153,701

Private Investment Class	718,708,800	718,708,800	2,584,479,157	2,584,479,157

Personal Investment Class	3,426,436	3,426,436	62,737,197	62,737,197

Cash Management Class	324,090,929	324,090,929	657,577,573	657,577,573

Reserve Class	647,890,632	647,890,632	1,172,921,187	1,172,921,187

Resource Class	747,096,515	747,096,515	1,825,896,962	1,825,896,962

Corporate Class	118,817,459	118,817,459	820,373,313	820,373,313

CAVU Securities Class(b)	1,649,734,121	1,649,734,121	-	-

Issued as reinvestment of dividends:
Institutional Class	1,147,871	1,147,871	73,415,945	73,415,945

Private Investment Class	30,131	30,131	3,046,192	3,046,192

Personal Investment Class	684	684	89,620	89,620

Cash Management Class	20,454	20,454	2,363,772	2,363,772

Reserve Class	32,364	32,364	1,290,595	1,290,595

Resource Class	7,240	7,240	1,403,826	1,403,826

Corporate Class	1,105	1,105	26,956	26,956

CAVU Securities Class	516	516	-	-

Reacquired:
Institutional Class	(100,506,064,038)	(100,506,064,038)	(262,745,539,103)	(262,745,539,103)

Private Investment Class	(788,351,529)	(788,351,529)	(2,538,024,638)	(2,538,024,638)

Personal Investment Class	(9,534,721)	(9,534,721)	(65,288,286)	(65,288,286)

Cash Management Class	(257,333,600)	(257,333,600)	(593,465,577)	(593,465,577)

Reserve Class	(570,445,141)	(570,445,141)	(1,070,559,836)	(1,070,559,836)

Resource Class	(704,361,472)	(704,361,472)	(1,864,768,437)	(1,864,768,437)

Corporate Class	(53,250,107)	(53,250,107)	(829,480,994)	(829,480,994)

CAVU Securities Class	(1,014,977,493)	(1,014,977,493)	-	-

Net increase in share activity	6,477,009,760	$6,477,009,760	426,649,125	$426,649,125

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 36% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement date of December 18, 2020.

45                             Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco Treasury Obligations Portfolio

	Summary of Share Activity

	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	1,124,418,886	$1,124,418,886	2,007,630,177	$2,007,630,177

Private Investment Class	6,792,567	6,792,567	17,752,712	17,752,712

Personal Investment Class	1,073,500	1,073,500	12,396,845	12,396,845

Cash Management Class	-	-	38,202,008	38,202,008

Reserve Class	175,671,023	175,671,023	108,199,892	108,199,892

Resource Class	6	6	2,952,538	2,952,538

Corporate Class	109	109	16,000,000	16,000,000

Issued as reinvestment of dividends:
Institutional Class	50,269	50,269	1,687,442	1,687,442

Private Investment Class	782	782	65,930	65,930

Personal Investment Class	37	37	282	282

Cash Management Class	14	14	16,009	16,009

Reserve Class	3,033	3,033	212,244	212,244

Resource Class	2	2	424	424

Corporate Class	474	474	11,998	11,998

Reacquired:
Institutional Class	(1,343,741,484)	(1,343,741,484)	(1,684,099,423)	(1,684,099,423)

Private Investment Class	(5,681,402)	(5,681,402)	(12,877,560)	(12,877,560)

Personal Investment Class	(1,209,492)	(1,209,492)	(11,767,016)	(11,767,016)

Cash Management Class	(87,667)	(87,667)	(39,771,691)	(39,771,691)

Reserve Class	(138,753,824)	(138,753,824)	(108,535,845)	(108,535,845)

Resource Class	-	-	(2,936,447)	(2,936,447)

Corporate Class	(2,925,000)	(2,925,000)	(5,580,000)	(5,580,000)

Net increase (decrease) in share activity	(184,388,167)	$(184,388,167)	339,560,519	$339,560,519

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 43% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 41% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

46                             Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco Tax-Free Cash Reserve Portfolio

	Summary of Share Activity

	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	54,519,050	$54,519,050	310,891,005	$310,891,005

Private Investment Class	1,862,928	1,862,928	11,295,911	11,295,911

Personal Investment Class	3,438,403	3,438,403	11,189,176	11,189,176

Cash Management Class	2,878,349	2,878,349	7,389,500	7,389,500

Reserve Class	11,527,155	11,527,155	58,297,928	58,297,928

Resource Class	217,349	217,349	4,102,971	4,102,971

Corporate Class	-	-	10	10

Issued as reinvestment of dividends:
Institutional Class	4,526	4,526	770,263	770,263

Private Investment Class	430	430	106,524	106,524

Personal Investment Class	126	126	7,119	7,119

Cash Management Class	140	140	164,121	164,121

Reserve Class	1,299	1,299	50,307	50,307

Resource Class	130	130	21,121	21,121

Corporate Class	-	-	75	75

Reacquired:
Institutional Class	(78,632,731)	(78,632,731)	(321,704,515)	(321,704,515)

Private Investment Class	(1,678,522)	(1,678,522)	(21,755,886)	(21,755,886)

Personal Investment Class	(5,905,207)	(5,905,207)	(10,154,592)	(10,154,592)

Cash Management Class	(3,792,506)	(3,792,506)	(29,359,631)	(29,359,631)

Reserve Class	(16,978,582)	(16,978,582)	(51,528,118)	(51,528,118)

Resource Class	(1,732,207)	(1,732,207)	(2,237,435)	(2,237,435)

Net increase (decrease) in share activity	(34,269,870)	$(34,269,870)	(32,454,146)	$(32,454,146)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 78% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10—Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Funds’ ability to achieve their investment objectives. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

47                             Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Cash Management Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2020 through February 28, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
Cash Management Class	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
Invesco Liquid Assets Portfolio	$1,000.00	$999.90	$1.19	$1,023.60	$1.20	0.24%
Invesco STIC Prime Portfolio	1,000.00	1,000.10	0.79	1,024.00	0.80	0.16
Invesco Treasury Portfolio	1,000.00	1,000.10	0.74	1,024.05	0.75	0.15
Invesco Government & Agency Portfolio	1,000.00	1,000.10	0.64	1,024.15	0.65	0.13
Invesco Treasury Obligations Portfolio	1,000.00	1,000.10	0.64	1,024.15	0.65	0.13
Invesco Tax-Free Cash Reserve Portfolio	1,000.00	1,000.10	0.50	1,024.30	0.50	0.10

[1]

The actual ending account value is based on the actual total return of the Funds for the period September 1, 2020 through February 28, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

48                             Short-Term Investments Trust

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-SAR-3

Semiannual Report to Shareholders	February 28, 2021

Resource Class
Short-Term Investments Trust (STIT)
Invesco Liquid Assets Portfolio
Invesco STIC Prime Portfolio
Invesco Treasury Portfolio
Invesco Government & Agency Portfolio
Invesco Treasury Obligations Portfolio
Invesco Tax-Free Cash Reserve Portfolio

2	Fund Data
3	Schedules of Investments
29	Financial Statements
35	Financial Highlights
36	Notes to Financial Statements
48	Fund Expenses

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2021, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED    |    MAY LOSE VALUE    |    NO BANK GUARANTEE

Fund Data

Resource Class data as of 2/28/21

FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS

	Range	At	At
	During	Reporting	Reporting
	Reporting	Period	Period
	Period	End	End
Invesco Liquid Assets[1]	33 - 52 days	40 days	66 days	$362.2 thousand
Invesco STIC Prime[1]	5 - 15 days	10 days	11 days	122.6 thousand
Invesco Treasury[2]	25 - 47 days	41 days	107 days	40.0 million
Invesco Government & Agency[2]	19 - 34 days	34 days	116 days	185.9 million
Invesco Treasury Obligations[2]	47 - 58 days	50 days	116 days	150.1 thousand
Invesco Tax-Free Cash Reserve[3]	8 - 16 days	14 days	14 days	1.5 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

3

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2                             Short-Term Investments Trust

Schedule of Investments

February 28, 2021

(Unaudited)

Invesco Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper-45.27%(a)

Asset-Backed Securities - Fully Supported-2.75%

Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.23%	03/02/2021	$21,000	$20,999,952

Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.26%	05/07/2021	55,000	54,988,484

				75,988,436

Asset-Backed Securities - Fully Supported Bank-12.18%

Anglesea Funding LLC (Multi - CEP’s), (1 mo. USD LIBOR + 0.08%)(b)(c)(d)	0.19%	04/13/2021	50,000	50,001,937

Anglesea Funding LLC (Multi - CEP’s), (1 mo. USD LIBOR + 0.08%)(b)(c)(d)	0.20%	05/05/2021	25,000	25,001,531

Bedford Row Funding Corp. (CEP - Royal Bank of Canada), (3 mo. USD LIBOR + 0.08%)(b)(c)(d)	0.30%	10/21/2021	10,000	10,004,149

Concord Minutemen Capital Co. LLC (Multi - CEP’s)(b)(c)	0.15%-0.17%	05/10/2021	31,580	31,570,206

Concord Minutemen Capital Co. LLC (Multi - CEP’s)(b)(c)	0.15%	04/20/2021	10,000	9,998,049

Concord Minutemen Capital Co. LLC (CEP - Goldman Sachs International)(b)	0.39%	06/14/2021	20,000	19,989,179

Crown Point Capital Co. LLC (CEP - Credit Suisse AG)(b)(c)	0.28%	04/28/2021	25,000	25,005,531

LMA Americas LLC (CEP - Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.20%	09/03/2021	40,000	39,965,797

Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(b)(c)	0.20%	04/20/2021	13,752	13,749,316

Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(b)(c)	0.20%	05/05/2021	20,971	20,965,491

Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(b)(c)	0.20%	05/07/2021	16,657	16,652,489

Versailles Commercial Paper LLC (CEP - Natixis S.A.)(c)	0.25%	04/01/2021	35,000	34,995,976

Versailles Commercial Paper LLC (CEP - Natixis S.A.), (1 mo. USD LIBOR + 0.10%)(b)(c)(d)	0.22%	04/07/2021	14,000	14,000,253

Versailles Commercial Paper LLC (CEP - Natixis S.A.)(c)	0.18%	05/05/2021	25,000	24,993,432

				336,893,336

Consumer Finance-1.81%

Toyota Finance Australia Ltd. (Australia)(c)	0.19%	05/17/2021	50,000	49,980,162

Diversified Banks-23.89%

ANZ New Zealand (Int’l) Ltd. (3 mo. USD LIBOR + 0.00%)(b)(c)(d)	0.19%	08/04/2021	40,000	40,000,000

Barclays U.S. CCP Funding LLC (Multi - CEP’s)(b)(c)	0.21%	06/08/2021	30,000	29,987,254

Barclays U.S. CCP Funding LLC (United Kingdom)(b)(c)	0.28%	04/12/2021	20,000	19,996,792

Barclays U.S. CCP Funding LLC(b)(c)	0.24%	05/05/2021	25,000	24,992,213

BNG Bank N.V. (Netherlands)(b)(c)	0.07%	03/02/2021	75,000	74,999,828

DBS Bank Ltd. (Singapore)(b)(c)	0.23%	05/12/2021	20,000	19,994,700

DBS Bank Ltd. (Singapore)(b)(c)	0.25%	06/07/2021	25,000	24,989,894

DBS Bank Ltd. (Singapore)(b)(c)	0.17%	08/19/2021	24,000	23,979,651

Dexia Credit Local S.A. (France)(b)(c)	0.17%	04/26/2021	40,000	39,993,062

DNB Bank ASA (Norway)(b)(c)	0.20%	07/07/2021	37,800	37,780,848

HSBC Bank PLC (United Kingdom)(b)(c)	0.26%	10/08/2021	25,000	24,968,615

Lloyds Bank PLC (United Kingdom)(c)	0.20%	05/04/2021	10,025	10,022,371

National Australia Bank Ltd. (3 mo. USD LIBOR + 0.06%) (Australia)(b)(c)(d)	0.26%	11/10/2021	50,000	50,025,916

NRW Bank (Germany)(b)(c)	0.08%	03/08/2021	30,000	29,999,577

Royal Bank of Canada (3 mo. USD LIBOR + 0.11%)(b)(c)(d)	0.33%	06/11/2021	15,000	15,005,979

Royal Bank of Canada (3 mo. USD LIBOR + 0.04%)(c)(d)	0.28%	10/01/2021	25,000	25,009,472

Swedbank AB (Sweden)(c)	0.18%	07/26/2021	50,000	49,970,906

Toronto-Dominion Bank (The) (Canada)(b)(c)	0.07%	03/05/2021	25,000	24,999,771

Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.09%) (Canada)(b)(c)(d)	0.31%	07/20/2021	10,000	10,004,438

United Overseas Bank Ltd. (Singapore)(b)(c)	0.19%	07/02/2021	19,000	18,989,581

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3                             Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Diversified Banks-(continued)

United Overseas Bank Ltd. (Singapore)(b)(c)	0.27%	09/28/2021	$25,000	$24,973,405

United Overseas Bank Ltd. (Singapore)(b)(c)	0.28%	10/04/2021	25,000	24,972,800

Westpac Securities NZ Ltd. (3 mo. USD LIBOR + 0.05%)(b)(c)(d)	0.26%	07/30/2021	15,000	15,005,274

				660,662,347

Diversified Capital Markets-1.81%

UBS AG (3 mo. USD LIBOR + 0.07%)(b)(c)(d)	0.31%	10/04/2021	10,000	10,001,165

UBS AG (3 mo. USD LIBOR + 0.12%)(b)(c)(d)	0.35%	10/14/2021	10,000	10,005,260

UBS AG (3 mo. USD LIBOR + 0.15%) (United Kingdom)(b)(c)(d)	0.34%	11/18/2021	30,000	30,022,462

				50,028,887

Investment Banking & Brokerage-1.08%

Goldman Sachs International(b)	0.17%	07/07/2021	30,000	29,980,427

Regional Banks-1.75%

ASB Finance Ltd.(b)(c)	0.22%	05/03/2021	25,000	24,995,865

ASB Finance Ltd.(b)(c)	0.25%	07/16/2021	5,000	4,997,574

BNZ International Funding Ltd.(b)(c)	0.20%	05/06/2021	18,250	18,246,805

				48,240,244

Total Commercial Paper (Cost $1,251,548,476)				1,251,773,839

Certificates of Deposit-26.47%

Bank of Nova Scotia (3 mo. USD LIBOR + 0.05%)(c)(d)	0.24%	11/09/2021	20,000	20,009,020

Canadian Imperial Bank of Commerce(c)	0.07%	03/01/2021	131,000	131,000,000

Credit Agricole Corporate and Investment Bank(c)	0.07%	03/01/2021	31,000	31,000,000

DNB Bank ASA(c)	0.07%	03/01/2021	93,000	93,000,000

KBC Bank N.V.(c)	0.07%	03/05/2021	40,000	39,999,944

Mizuho Bank Ltd.(c)	0.07%	03/01/2021	101,000	101,000,000

MUFG Bank Ltd.(c)	0.24%	03/30/2021	25,000	25,003,191

Rabobank Nederland(c)	0.07%	03/01/2021	131,000	131,000,000

Royal Bank of Canada (3 mo. USD LIBOR + 0.04%)(c)(d)	0.28%	10/07/2021	25,000	25,009,743

Sumitomo Mitsui Trust Bank Ltd.(c)	0.07%	03/05/2021	20,000	19,999,972

Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.11%)(c)(d)	0.34%	06/10/2021	15,000	15,005,918

Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.07%) (Canada)(c)(d)	0.30%	10/08/2021	25,000	25,007,492

Toronto-Dominion Bank (The) (SOFR + 0.20%)(c)(d)	0.24%	02/16/2022	25,000	25,008,442

Westpac Banking Corp. (3 mo. USD LIBOR + 0.12%)(c)(d)	0.35%	07/08/2021	50,000	50,027,326

Total Certificates of Deposit (Cost $732,000,000)				732,071,048

Variable Rate Demand Notes-3.62%(e)
Credit Enhanced-3.62%

Capital Area Housing Finance Corp. (Cypress Creek at River Apartments); Series 2006, VRD RB (LOC - Citibank N.A.)(f)(g)	0.08%	10/01/2039	565	565,000

Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(g)	0.16%	04/01/2047	9,300	9,299,999

Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(g)	0.15%	05/01/2037	2,600	2,600,000

New York (State of) Housing Finance Agency (160 Madison Avenue); Series 2013 B, VRD RB (LOC - Landesbank Hessen-Thueringen Girozentrale)(c)(g)	0.04%	11/01/2046	3,400	3,400,000

New York (State of) Housing Finance Agency (455 West 37th Street Housing); Series 2007 B, VRD RB (LOC - Landesbank Hessen-Thueringen Girozentrale)(c)(g)	0.04%	05/01/2041	2,200	2,200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                             Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced-(continued)

University of Texas System Board of Regents; Subseries 2016 G-2, VRD RB	0.08%	08/01/2045	$82,040	$82,040,000

Total Variable Rate Demand Notes (Cost $100,104,999)				100,104,999

U.S. Dollar Denominated Bonds & Notes-1.21%

Diversified Banks-1.21%

Australia & New Zealand Banking Group Ltd. (3 mo. USD LIBOR + 0.99%) (Australia)(b)(c)(d)(Cost $33,482,203)	1.18%	06/01/2021	33,400	33,479,841

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-76.57% (Cost $2,117,135,678)				2,117,429,727

			Repurchase
			Amount

Repurchase Agreements-23.44%(h)

BMO Capital Markets Corp., joint agreement dated 02/26/2021, aggregate maturing value of $75,001,250 (collateralized by domestic agency and non-agency asset-backed securities, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $77,832,247; 0.00% - 8.00%; 05/26/2021 - 01/20/2071)	0.20%	03/01/2021	15,000,250	15,000,000

BMO Capital Markets Corp., joint term agreement dated 02/23/2021, aggregate maturing value of $100,003,889 (collateralized by U.S. government sponsored agency obligations, domestic agency and non-agency asset-backed securities, domestic agency and non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $106,785,867; 0.00% - 11.50%; 07/12/2021 - 02/15/2078)(i)	0.20%	03/02/2021	27,001,050	27,000,000

BMO Capital Markets Corp., joint term agreement dated 02/24/2021, aggregate maturing value of $25,001,215 (collateralized by domestic agency and non-agency asset-backed securities, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $26,149,368; 0.00% - 7.75%; 08/05/2021 - 03/25/2051)(i)	0.25%	03/03/2021	10,000,486	10,000,000

Citigroup Global Markets, Inc., joint open agreement dated 01/22/2021 (collateralized by domestic and foreign corporate obligations valued at $203,500,001; 2.75% - 9.25%; 06/15/2021 - 02/01/2061)(j)	0.61%	-	-	8,000,000

Citigroup Global Markets, Inc., joint open agreement dated 10/28/2020 (collateralized by domestic and foreign corporate obligations valued at $55,000,001; 2.98% - 8.00%; 08/03/2022 - 06/01/2050)(j)	0.57%	-	-	10,000,000

Citigroup Global Markets, Inc., open agreement dated 10/02/2020 (collateralized by domestic and foreign corporate obligations valued at $55,000,001; 2.80% - 11.50%; 01/26/2022 - 06/03/2050)(j)	0.58%	-	-	50,000,000

Credit Agricole Corporate & Investment Bank, joint term agreement dated 02/23/2021, aggregate maturing value of $410,014,350 (collateralized by a domestic non-agency asset-backed security, U.S. Treasury obligations, domestic commercial paper, domestic non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $428,838,244; 0.75% - 7.38%; 05/04/2021 - 06/25/2065)(c)(i)	0.18%	03/02/2021	60,002,100	60,000,000

Credit Suisse Securities (USA) LLC, joint term agreement dated 02/24/2021, aggregate maturing value of $25,001,069 (collateralized by domestic non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $27,500,000; 0.00% - 40.00%; 03/08/2024 - 01/25/2065)(c)(i)	0.22%	03/03/2021	5,000,214	5,000,000

Credit Suisse Securities (USA) LLC, joint term agreement dated 02/24/2021, aggregate maturing value of $50,002,236 (collateralized by domestic non-agency asset-backed securities, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities and a U.S. government sponsored agency obligation valued at $54,983,384; 0.00% - 83.62%; 04/15/2021 - 05/25/2065)(c)(i)	0.23%	03/03/2021	20,000,894	20,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                             Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Liquid Assets Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Credit Suisse Securities (USA) LLC, joint term agreement dated 02/24/2021, aggregate maturing value of $60,002,333 (collateralized by domestic agency and non-agency asset-backed securities, a domestic corporate obligation and domestic non-agency mortgage-backed securities valued at $63,000,000; 0.45% - 4.53%; 11/15/2022 - 12/25/2059)(c)(i)	0.20%	03/03/2021	$20,000,778	$20,000,000

Credit Suisse Securities (USA) LLC, joint term agreement dated 02/26/2021, aggregate maturing value of $10,000,000 (collateralized by a foreign non-agency asset-backed security and domestic non-agency mortgage-backed securities valued at $10,500,001; 3.27% - 4.56%; 04/22/2030 - 06/16/2051)(c)(d)	0.37%	04/05/2021	2,000,000	2,000,000

ING Financial Markets, LLC, joint agreement dated 02/26/2021, aggregate maturing value of $25,000,521 (collateralized by domestic and foreign corporate obligations and a domestic agency mortgage-backed security valued at $26,186,884; 2.25% - 7.63%; 03/15/2022 - 08/20/2049)(c)	0.25%	03/01/2021	10,000,208	10,000,000

J.P. Morgan Securities LLC, joint open agreement dated 04/06/2020 (collateralized by domestic and foreign non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $31,500,194; 0.00% - 7.78%; 05/13/2026 - 09/25/2064)(j)	0.54%	-	-	15,000,000

J.P. Morgan Securities LLC, joint open agreement dated 04/28/2020 (collateralized by domestic and foreign corporate obligations valued at $110,000,001; 0.00% - 12.00%; 06/04/2021 - 05/01/2034(j)	0.37%	-	-	65,000,000

J.P. Morgan Securities LLC, joint open agreement dated 09/18/2020 (collateralized by domestic and foreign equity securities valued at $15,753,109; 0.00% - 8.38%)(j)	0.27%	-	-	7,000,000

Mitsubishi UFJ Trust & Banking Corp., joint open agreement dated 02/23/2021 (collateralized by domestic corporate obligations valued at $52,500,001; 1.49% - 7.43%; 01/15/2026 - 01/15/2046)(c)(j)	0.20%	-	-	25,000,000

Mizuho Securities (USA) LLC, joint open agreement dated 01/06/2021 (collateralized by domestic and foreign equity securities valued at $52,500,175; 0.00%)(c)(j)	0.22%	-	-	10,000,000

Mizuho Securities (USA) LLC, joint open agreement dated 01/26/2021 (collateralized by domestic and foreign equity securities valued at $52,500,096; 0.00%)(c)(j)	0.22%	-	-	20,000,000

RBC Capital Markets LLC, joint agreement dated 02/26/2021, aggregate maturing value of $100,001,667 (collateralized by domestic and foreign corporate obligations valued at $105,000,002; 0.34% - 6.60%; 03/08/2021 - 03/15/2077)	0.20%	03/01/2021	30,000,500	30,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign corporate obligations valued at $91,804,416; 0.88% - 11.88%; 06/27/2022 - 03/11/2061)(c)(j)	0.18%	-	-	55,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign non-agency asset-backed securities, domestic non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $63,676,886; 0.00% - 13.00%; 03/15/2021 - 07/15/2080)(c)(j)	0.25%	-	-	25,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/26/2021, aggregate maturing value of $800,001,333 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $816,000,060; 1.63% - 5.00%; 08/15/2022 - 11/20/2050)	0.02%	03/01/2021	159,125,336	159,125,071

Total Repurchase Agreements (Cost $648,125,071)				648,125,071

TOTAL INVESTMENTS IN SECURITIES(k)(l)-100.01% (Cost $2,765,260,749)				2,765,554,798

OTHER ASSETS LESS LIABILITIES-(0.01)%				(394,967)

NET ASSETS-100.00%				$2,765,159,831

Investment Abbreviations:

CEP	-Credit Enhancement Provider
LIBOR	-London Interbank Offered Rate
LOC	-Letter of Credit
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                             Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Liquid Assets Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2021 was $1,099,581,360, which represented 39.77% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 13.1%; Netherlands: 12.4%; Canada: 11.8%; Japan: 9.4%; Australia: 6.3%; Switzerland: 5.9%; Singapore: 5.0%; other countries less than 5% each: 17.0%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2021.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2021.

(f)	Security subject to the alternative minimum tax.
(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(h)	Principal amount equals value at period end. See Note 1I.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(k)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(l)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/2021

1-7	37.1%

8-30	2.0

31-60	7.6

61-90	11.6

91-180	15.3

181+	26.4

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                             Short-Term Investments Trust

Schedule of Investments

February 28, 2021

(Unaudited)

Invesco STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper-33.22%(a)

Asset-Backed Securities - Fully Supported Bank-14.42%

Anglesea Funding LLC (Multi - CEP’s)(b)(c)	0.14%	03/15/2021	$7,000	$6,999,639

Cancara Asset Securitisation LLC (CEP - Lloyds TSB Bank PLC)(c)	0.14%	03/18/2021	5,000	4,999,687

Concord Minutemen Capital Co. LLC (Multi - CEP’s)(b)(c)	0.14%	04/09/2021	5,000	4,999,261

Institutional Secured Funding LLC (Multi - CEP’s)(b)(c)	0.18%	03/01/2021	5,000	5,000,000

Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.20%	03/03/2021	8,000	7,999,964

				29,998,551

Diversified Banks-13.99%

Barclays U.S. CCP Funding LLC (United Kingdom)(b)(c)	0.13%	03/26/2021	7,000	6,999,356

China Construction Bank Corp.(b)(c)	0.18%	04/12/2021	2,095	2,094,530

Industrial & Commercial Bank of China Ltd.(b)(c)	0.22%	03/15/2021	7,000	6,999,620

NRW Bank (Germany)(b)(c)	0.08%	03/08/2021	7,000	6,999,901

Swedbank AB (Sweden)(c)	0.15%	03/08/2021	6,000	5,999,905

				29,093,312

Specialized Finance-1.44%

Chesham Finance LLC (Multi - CEP’s) (Cayman Islands)(b)(c)	0.10%	03/01/2021	3,000	3,000,000

Thrifts & Mortgage Finance-3.37%

Nationwide Building Society (United Kingdom)(b)(c)	0.13%	03/29/2021	7,000	6,999,371

Total Commercial Paper (Cost $69,090,779)				69,091,234

Certificates of Deposit-19.47%

Canadian Imperial Bank of Commerce(c)	0.07%	03/01/2021	2,000	2,000,000

DNB Bank ASA(c)	0.07%	03/01/2021	15,000	15,000,000

DZ Bank AG Deutsche Zentral-Genossenschaftsbank(c)	0.14%	04/05/2021	6,000	6,000,213

Oversea-Chinese Banking Corp. Ltd.(c)	0.17%	03/01/2021	8,000	8,000,000

Rabobank Nederland(c)	0.07%	03/01/2021	2,000	2,000,000

Sumitomo Mitsui Trust Bank Ltd.(c)	0.07%	03/05/2021	7,500	7,499,989

Total Certificates of Deposit (Cost $40,500,000)				40,500,202

Variable Rate Demand Notes-16.19%(d)

Credit Enhanced-16.19%

Capital Area Housing Finance Corp. (Cypress Creek at River Apartments); Series 2006, VRD RB (LOC - Citibank N.A.)(e)(f)	0.08%	10/01/2039	9,300	9,300,000

Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(f)	0.16%	04/01/2047	7,800	7,800,000

Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(f)	0.15%	05/01/2037	3,160	3,160,000

Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD RB (CEP - FHLMC)(e)	0.10%	06/01/2041	220	220,000

University of Texas System Board of Regents; Subseries 2016 G-2, VRD RB	0.08%	08/01/2045	8,200	8,200,000

Ziegler Realty LLC; Series 2007, VRD Notes (LOC - Wells Fargo Bank N.A.)(b)(f)	0.11%	01/01/2033	5,000	5,000,000

Total Variable Rate Demand Notes (Cost $33,680,000)				33,680,000

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-68.88% (Cost $143,270,779)				143,271,436

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                             Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco STIC Prime Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements-31.05%(g)

BMO Capital Markets Corp., joint term agreement dated 02/23/2021, aggregate maturing value of $100,003,889 (collateralized by U.S. government sponsored agency obligations, domestic agency and non-agency asset-backed securities, domestic agency and non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $106,785,867; 0.00% - 11.50%; 07/12/2021 - 02/15/2078)(h)	0.20%	03/02/2021	$3,000,117	$3,000,000

BMO Capital Markets Corp., joint term agreement dated 02/24/2021, aggregate maturing value of $25,001,215 (collateralized by domestic agency and non-agency asset-backed securities, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $26,149,368; 0.00% - 7.75%; 08/05/2021 - 03/25/2051)(h)	0.25%	03/03/2021	3,000,146	3,000,000

Credit Agricole Corporate & Investment Bank, joint term agreement dated 02/23/2021, aggregate maturing value of $410,014,350 (collateralized by a domestic non-agency asset-backed security, U.S. Treasury obligations, domestic commercial paper, domestic non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $428,838,244; 0.75% - 7.38%; 05/04/2021 - 06/25/2065)(c)(h)	0.18%	03/02/2021	7,000,245	7,000,000

Credit Suisse Securities (USA) LLC, joint term agreement dated 02/26/2021, aggregate maturing value of $10,000,000 (collateralized by a foreign non-agency asset-backed security and domestic non-agency mortgage-backed securities valued at $10,500,001; 3.27% - 4.56%; 04/22/2030 - 06/16/2051)(c)(i)	0.37%	04/05/2021	8,000,000	8,000,000

ING Financial Markets, LLC, joint agreement dated 02/26/2021, aggregate maturing value of $25,000,521 (collateralized by domestic and foreign corporate obligations and a domestic agency mortgage-backed security valued at $26,186,884; 2.25% - 7.63%; 03/15/2022 - 08/20/2049)(c)	0.25%	03/01/2021	5,000,104	5,000,000

J.P. Morgan Securities LLC, joint open agreement dated 09/18/2020 (collateralized by domestic and foreign equity securities valued at $15,753,109; 0.00% - 8.38%)(j)	0.27%	-	-	8,000,000

Mitsubishi UFJ Trust & Banking Corp., joint open agreement dated 02/23/2021 (collateralized by domestic corporate obligations valued at $52,500,001; 1.49% - 7.43%; 01/15/2026 - 01/15/2046)(c)(j)	0.20%	-	-	7,000,000

RBC Capital Markets LLC, joint agreement dated 02/26/2021, aggregate maturing value of $100,001,667 (collateralized by domestic and foreign corporate obligations valued at $105,000,002; 0.34% - 6.60%; 03/08/2021 - 03/15/2077)	0.20%	03/01/2021	8,000,133	8,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign non-agency asset-backed securities, domestic non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $63,676,886; 0.00% - 13.00%; 03/15/2021 - 07/15/2080)(c)(j)	0.25%	-	-	5,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/26/2021, aggregate maturing value of $800,001,333 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $816,000,060; 1.63% - 5.00%; 08/15/2022 - 11/20/2050)	0.02%	03/01/2021	10,579,177	10,579,159

Total Repurchase Agreements (Cost $64,579,159)				64,579,159

TOTAL INVESTMENTS IN SECURITIES(k)(l)-99.93% (Cost $207,849,938)				207,850,595

OTHER ASSETS LESS LIABILITIES-0.07%				145,568

NET ASSETS-100.00%				$207,996,163

Investment Abbreviations:

CEP	-Credit Enhancement Provider
FHLMC	-Federal Home Loan Mortgage Corp.
LOC	-Letter of Credit
RB	-Revenue Bonds
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                             Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco STIC Prime Portfolio

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2021 was $70,891,642, which represented 34.08% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 11.1%; Japan: 10.7%; United Kingdom: 9.1%; Netherlands: 9.1%; Norway: 7.2%; Germany: 6.3%; Switzerland: 6.3%; other countries less than 5% each: 12.1%.

(d)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2021.

(e)	Security subject to the alternative minimum tax.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2021.
(j)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(k)	Also represents cost for federal income tax purposes.
(l)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

DNB ASA	7.2%

Portfolio Composition by Maturity

In days, as of 02/28/2021

1-7	67.7%

8-30	18.7

31-60	13.6

61-90	0.0

91-180	0.0

181+	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                             Short-Term Investments Trust

Schedule of Investments

February 28, 2021

(Unaudited)

Invesco Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities-55.18%

U.S. Treasury Bills-30.56%(a)
U.S. Treasury Bills	0.02%-0.09%	03/02/2021	$650,000	$649,999,143

U.S. Treasury Bills	0.09%	03/04/2021	300,000	299,997,875

U.S. Treasury Bills	0.09%	03/09/2021	250,000	249,995,000

U.S. Treasury Bills	0.08%-0.12%	03/23/2021	550,000	549,966,992

U.S. Treasury Bills	0.18%-0.26%	03/25/2021	400,000	399,938,667

U.S. Treasury Bills	0.12%	03/30/2021	200,000	199,981,472

U.S. Treasury Bills	0.09%-0.11%	04/08/2021	500,000	499,947,222

U.S. Treasury Bills	0.08%	04/13/2021	50,000	49,995,133

U.S. Treasury Bills	0.09%	04/15/2021	500,000	499,943,750

U.S. Treasury Bills	0.08%-0.10%	04/20/2021	250,000	249,970,139

U.S. Treasury Bills	0.12%	04/22/2021	250,000	249,958,472

U.S. Treasury Bills	0.09%	04/27/2021	50,000	49,992,875

U.S. Treasury Bills	0.11%	04/29/2021	250,000	249,954,931

U.S. Treasury Bills	0.11%	05/06/2021	250,000	249,949,583

U.S. Treasury Bills	0.08%	05/18/2021	300,000	299,949,625

U.S. Treasury Bills	0.10%	05/20/2021	200,000	199,955,556

U.S. Treasury Bills	0.08%	05/27/2021	300,000	299,945,624

U.S. Treasury Bills	0.09%	07/15/2021	250,000	249,915,000

U.S. Treasury Bills	0.10%	07/22/2021	250,000	249,905,659

U.S. Treasury Bills	0.09%	07/29/2021	200,000	199,929,167

U.S. Treasury Bills	0.14%	08/12/2021	150,000	149,904,333

U.S. Treasury Bills	0.14%	10/07/2021	100,000	99,914,444

U.S. Treasury Bills	0.14%	11/04/2021	100,000	99,907,000

U.S. Treasury Bills	0.11%	12/02/2021	150,000	149,873,500

				6,448,791,162

U.S. Treasury Notes-24.62%

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	0.18%	04/30/2021	638,500	638,472,656

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.22%)(b)	0.26%	07/31/2021	500,000	499,992,567

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.30%)(b)	0.34%	10/31/2021	450,000	450,234,613

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	0.19%	01/31/2022	500,000	499,846,077

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)(b)	0.15%	04/30/2022	744,000	744,521,239

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.10%	07/31/2022	450,000	450,011,650

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.10%	10/31/2022	605,000	604,982,768

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	0.09%	01/31/2023	100,000	100,000,000

U.S. Treasury Notes	2.25%	03/31/2021	175,000	175,267,091

U.S. Treasury Notes	1.38%	01/31/2022	200,000	202,379,603

U.S. Treasury Notes	1.50%	01/31/2022	165,000	167,153,403

U.S. Treasury Notes	1.88%	01/31/2022	200,000	203,302,196

U.S. Treasury Notes	2.50%	02/15/2022	100,000	102,324,403

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                             Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Notes-(continued)

U.S. Treasury Notes	1.13%	02/28/2022	$100,000	$101,041,695

U.S. Treasury Notes	2.38%	03/15/2022	250,000	255,956,574

				5,195,486,535

Total U.S. Treasury Securities (Cost $11,644,277,697)				11,644,277,697

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-55.18% (Cost $11,644,277,697)				11,644,277,697

			Repurchase
			Amount

Repurchase Agreements-45.34%(c)

ABN AMRO Bank N.V., agreement dated 02/26/2021, maturing value of $450,000,375 (collateralized by U.S. Treasury obligations valued at $459,000,036; 1.50% - 2.88%; 10/31/2023 - 02/15/2030)	0.01%	03/01/2021	450,000,375	450,000,000

Bank of Nova Scotia, joint agreement dated 02/26/2021, aggregate maturing value of $500,000,417 (collateralized by U.S. Treasury obligations valued at $510,000,037; 0.00% - 8.00%; 02/28/2021 - 02/15/2051)	0.01%	03/01/2021	497,846,913	497,846,498

BofA Securities, Inc., agreement dated 02/26/2021, maturing value of $750,000,625 (collateralized by U.S. Treasury obligations valued at $765,000,048; 2.25% - 5.00%; 05/15/2037 - 08/15/2046)	0.01%	03/01/2021	750,000,625	750,000,000

BofA Securities, Inc., joint term agreement dated 01/29/2021, aggregate maturing value of $600,042,667 (collateralized by U.S. Treasury obligations valued at $612,000,004; 2.75% - 4.38%; 02/15/2038 - 11/15/2048)(d)	0.08%	03/02/2021	400,028,444	400,000,000

Citigroup Global Markets, Inc., joint agreement dated 02/26/2021, aggregate maturing value of $900,000,750 (collateralized by U.S. Treasury obligations valued at $918,000,051; 0.00% - 4.38%; 11/15/2039 - 08/15/2048)	0.01%	03/01/2021	120,902,858	120,902,757

Citigroup Global Markets, Inc., joint term agreement dated 02/25/2021, aggregate maturing value of $300,001,750 (collateralized by U.S. Treasury obligations valued at $306,000,103; 0.00% - 4.38%; 11/15/2039 - 02/15/2051)(d)	0.03%	03/04/2021	120,000,700	120,000,000

Credit Agricole Corporate & Investment Bank, joint agreement dated 02/26/2021, aggregate maturing value of $1,200,001,000 (collateralized by U.S. Treasury obligations valued at $1,224,000,007; 0.13% - 3.88%; 02/28/2021 - 02/15/2051)	0.01%	03/01/2021	433,387,284	433,386,923

Credit Agricole Corporate & Investment Bank, joint agreement dated 02/26/2021, aggregate maturing value of $250,000,417 (collateralized by U.S. Treasury obligations valued at $254,891,510; 0.13%; 04/15/2022)	0.02%	03/01/2021	100,000,167	100,000,000

DNB Bank ASA, agreement dated 02/26/2021, maturing value of $400,000,333 (collateralized by U.S. Treasury obligations valued at $408,000,086; 0.13% - 2.88%; 04/15/2021 - 02/15/2030)	0.01%	03/01/2021	400,000,333	400,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 02/26/2021, maturing value of $100,000,083 (collateralized by U.S. Treasury obligations valued at $102,000,012; 0.00% - 1.88%; 02/24/2022 - 06/30/2024)	0.01%	03/01/2021	100,000,083	100,000,000

Fixed Income Clearing Corp. - Bank of Nova Scotia, joint agreement dated 02/26/2021, aggregate maturing value of $1,500,002,500 (collateralized by U.S. Treasury obligations valued at $1,534,464,217; 0.50% - 3.13%; 11/15/2024 - 11/15/2028)	0.02%	03/01/2021	300,000,500	300,000,000

Fixed Income Clearing Corp. - BNP Paribas Securities Corp., joint agreement dated 02/26/2021, aggregate maturing value of $500,001,250 (collateralized by U.S. Treasury obligations valued at $513,585,841; 2.88%; 05/15/2043)	0.03%	03/01/2021	200,000,500	200,000,000

Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/26/2021, maturing value of $250,000,208 (collateralized by U.S. Treasury obligations valued at $255,000,061; 2.25% - 2.38%; 08/15/2049 - 11/15/2049)	0.01%	03/01/2021	250,000,208	250,000,000

Goldman Sachs & Co., agreement dated 02/26/2021, maturing value of $250,000,208 (collateralized by U.S. Treasury obligations valued at $255,000,051; 0.00% - 0.25%; 09/30/2025 - 02/15/2049)	0.01%	03/01/2021	250,000,208	250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                             Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Treasury Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

ING Financial Markets, LLC, joint agreement dated 02/26/2021, aggregate maturing value of $500,009,132 (collateralized by U.S. Treasury obligations valued at $510,483,659; 0.50% - 2.25%; 05/15/2022 - 04/30/2027)	0.02%	03/01/2021	$200,005,165	$200,004,831

J.P. Morgan Securities LLC, joint open agreement dated 03/27/2020 (collateralized by U.S. Treasury obligations valued at $867,000,271; 0.13% - 6.75%; 03/31/2022 - 05/15/2050)(e)	0.03%	-	-	630,000,000

Lloyds Bank PLC, joint term agreement dated 01/22/2021, aggregate maturing value of $500,200,000 (collateralized by U.S. Treasury obligations valued at $510,022,417; 1.50% - 6.00%; 12/31/2023 - 09/30/2026)	0.16%	04/26/2021	300,120,000	300,000,000

Lloyds Bank PLC, joint term agreement dated 01/27/2021, aggregate maturing value of $500,186,667 (collateralized by U.S. Treasury obligations valued at $509,777,929; 1.50% - 6.00%; 05/15/2021 - 08/15/2043)	0.16%	04/23/2021	345,128,800	345,000,000

Metropolitan Life Insurance Co., joint term agreement dated 02/24/2021, aggregate maturing value of $317,510,504 (collateralized by U.S. Treasury obligations valued at $328,491,333; 0.00% - 0.13%; 12/31/2022 - 11/15/2045)(d)	0.06%	03/03/2021	67,500,788	67,500,000

Metropolitan Life Insurance Co., term agreement dated 02/24/2021, maturing value of $32,501,629 (collateralized by a U.S. Treasury obligation valued at $33,151,063; 0.13%; 01/31/2023)(d)	0.06%	03/03/2021	32,501,629	32,501,250

Mitsubishi UFJ Trust & Banking Corp., agreement dated 02/26/2021, maturing value of $300,000,250 (collateralized by U.S. Treasury obligations valued at $306,000,095; 0.00% - 5.00%; 05/18/2021 - 11/15/2045)	0.01%	03/01/2021	300,000,250	300,000,000

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/24/2021, aggregate maturing value of $1,005,259,773 (collateralized by U.S. Treasury obligations valued at $1,026,464,724; 1.13% - 1.50%; 02/28/2025 - 02/15/2030)(d)	0.05%	03/03/2021	300,377,920	300,375,000

Mitsubishi UFJ Trust & Banking Corp., term agreement dated 02/24/2021, maturing value of $100,000,583 (collateralized by a U.S. Treasury obligation valued at $102,000,335; 2.63%; 02/15/2029)(d)	0.03%	03/03/2021	100,000,583	100,000,000

Prudential Insurance Co. of America, agreement dated 02/26/2021, maturing value of $260,282,335 (collateralized by U.S. Treasury obligations valued at $266,753,750; 0.00%; 11/15/2027 - 08/15/2037)	0.05%	03/01/2021	260,282,335	260,281,250

Prudential Legacy Insurance Company of New Jersey, agreement dated 02/26/2021, maturing value of $310,751,295 (collateralized by U.S. Treasury obligations valued at $322,477,000; 0.00%; 08/15/2033 - 02/15/2045)	0.05%	03/01/2021	310,751,295	310,750,000

RBC Dominion Securities Inc., agreement dated 02/26/2021, maturing value of $350,000,292 (collateralized by U.S. Treasury obligations valued at $357,000,011; 0.00% - 6.50%; 04/22/2021 - 11/15/2048)	0.01%	03/01/2021	350,000,292	350,000,000

Royal Bank of Canada, agreement dated 02/26/2021, maturing value of $250,000,208 (collateralized by U.S. Treasury obligations valued at $255,000,042; 0.13% - 3.75%; 07/15/2023 - 02/15/2051)	0.01%	03/01/2021	250,000,208	250,000,000

Societe Generale, joint open agreement dated 08/05/2020 (collateralized by U.S. Treasury obligations valued at $1,530,000,094; 0.00% - 8.13%; 02/28/2021 - 05/15/2050)(e)	0.03%	-	-	1,000,000,000

Sumitomo Mitsui Banking Corp., agreement dated 02/26/2021, maturing value of $250,000,208 (collateralized by a U.S. Treasury obligation valued at $255,000,094; 2.75%; 08/31/2025)	0.01%	03/01/2021	250,000,208	250,000,000

Wells Fargo Securities, LLC, agreement dated 02/26/2021, maturing value of $500,000,417 (collateralized by U.S. Treasury obligations valued at $510,000,004; 1.13% - 4.63%; 11/15/2039 - 11/15/2049)	0.01%	03/01/2021	500,000,417	500,000,000

Total Repurchase Agreements (Cost $9,568,548,509)				9,568,548,509

TOTAL INVESTMENTS IN SECURITIES(f)-100.52% (Cost $21,212,826,206)				21,212,826,206

OTHER ASSETS LESS LIABILITIES-(0.52)%				(110,667,140)

NET ASSETS-100.00%				$21,102,159,066

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                             Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Treasury Portfolio

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2021.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(f)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/2021

1-7	38.9%

8-30	6.6

31-60	12.5

61-90	7.9

91-180	6.4

181+	27.7

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                             Short-Term Investments Trust

Schedule of Investments

February 28, 2021

(Unaudited)

Invesco Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities-31.89%

U.S. Treasury Bills-18.70%(a)
U.S. Treasury Bills	0.09%	03/02/2021	$500,000	$499,998,820

U.S. Treasury Bills	0.09%	03/09/2021	300,000	299,994,333

U.S. Treasury Bills	0.10%	03/11/2021	400,000	399,988,889

U.S. Treasury Bills	0.08%	03/16/2021	500,000	499,983,333

U.S. Treasury Bills	0.08%	03/23/2021	350,000	349,982,888

U.S. Treasury Bills	0.08%-0.12%	03/30/2021	150,000	149,987,514

U.S. Treasury Bills	0.08%	04/08/2021	120,000	119,989,550

U.S. Treasury Bills	0.09%	04/15/2021	500,000	499,943,750

U.S. Treasury Bills	0.09%-0.17%	04/22/2021	1,250,000	1,249,819,445

U.S. Treasury Bills	0.04%	04/27/2021	500,000	499,968,890

U.S. Treasury Bills	0.08%	04/29/2021	200,000	199,973,778

U.S. Treasury Bills	0.08%	05/18/2021	375,000	374,934,594

U.S. Treasury Bills	0.09%	05/20/2021	200,000	199,960,000

U.S. Treasury Bills	0.09%	05/27/2021	400,000	399,913,000

U.S. Treasury Bills	0.09%	06/17/2021	350,000	349,910,750

U.S. Treasury Bills	0.09%	06/24/2021	500,000	499,856,250

U.S. Treasury Bills	0.09%	07/08/2021	200,000	199,935,500

U.S. Treasury Bills	0.09%	07/29/2021	200,000	199,929,167

U.S. Treasury Bills	0.14%	10/07/2021	50,000	49,957,222

U.S. Treasury Bills	0.14%	11/04/2021	75,000	74,930,250

U.S. Treasury Bills	0.07%	02/24/2022	50,000	49,965,000

				7,168,922,923

U.S. Treasury Notes-13.19%

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	0.18%	04/30/2021	720,000	719,974,310

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.22%)(b)	0.26%	07/31/2021	170,000	170,049,814

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.30%)(b)	0.34%	10/31/2021	550,000	550,384,333

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	0.19%	01/31/2022	25,000	24,996,341

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)(b)	0.15%	04/30/2022	107,000	107,104,119

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.10%	07/31/2022	592,000	592,097,518

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.10%	10/31/2022	730,000	730,033,795

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	0.09%	01/31/2023	105,000	105,002,334

U.S. Treasury Notes	2.25%	03/31/2021	478,000	478,867,661

U.S. Treasury Notes	2.25%	04/30/2021	118,000	118,423,155

U.S. Treasury Notes	1.38%	01/31/2022	25,000	25,298,047

U.S. Treasury Notes	1.50%	01/31/2022	298,000	301,912,924

U.S. Treasury Notes	1.88%	01/31/2022	633,000	643,453,526

U.S. Treasury Notes	2.50%	02/15/2022	280,940	287,484,668

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                             Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Notes-(continued)

U.S. Treasury Notes	1.13%	02/28/2022	$200,000	$202,081,541

				5,057,164,086

Total U.S. Treasury Securities (Cost $12,226,087,009)				12,226,087,009

U.S. Government Sponsored Agency Securities-29.84%

Federal Farm Credit Bank (FFCB)-6.85%
Federal Farm Credit Bank(a)	0.44%	03/24/2021	150,000	149,957,833

Federal Farm Credit Bank (SOFR + 0.10%)(b)	0.13%	05/07/2021	23,000	23,000,000

Federal Farm Credit Bank (SOFR + 0.16%)(b)	0.19%	05/07/2021	55,000	55,000,000

Federal Farm Credit Bank (SOFR + 0.08%)(b)	0.14%	06/10/2021	14,000	14,000,000

Federal Farm Credit Bank (SOFR + 0.28%)(b)	0.33%	10/01/2021	365,000	365,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	0.10%	10/05/2021	123,000	122,996,277

Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.10%	10/15/2021	100,000	100,001,583

Federal Farm Credit Bank	0.07%	02/09/2022	243,750	243,735,787

Federal Farm Credit Bank (SOFR + 0.10%)(b)	0.12%	02/22/2022	16,555	16,555,000

Federal Farm Credit Bank (SOFR + 0.08%)(b)	0.14%	03/10/2022	28,000	28,000,000

Federal Farm Credit Bank (SOFR + 0.09%)(b)	0.15%	06/17/2022	65,000	65,000,000

Federal Farm Credit Bank (SOFR + 0.20%)(b)	0.26%	06/23/2022	12,000	12,019,952

Federal Farm Credit Bank (SOFR + 0.04%)(b)	0.09%	07/11/2022	215,000	214,970,949

Federal Farm Credit Bank (SOFR + 0.19%)(b)	0.24%	07/14/2022	28,000	28,000,000

Federal Farm Credit Bank (SOFR + 0.15%)(b)	0.18%	07/28/2022	45,000	45,000,000

Federal Farm Credit Bank (SOFR + 0.07%)(b)	0.10%	08/11/2022	108,000	108,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	0.06%	08/22/2022	50,000	49,998,124

Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.08%	08/26/2022	97,500	97,492,640

Federal Farm Credit Bank (SOFR + 0.05%)(b)	0.11%	09/08/2022	138,000	137,968,134

Federal Farm Credit Bank (SOFR + 0.09%)(b)	0.14%	10/07/2022	30,000	30,000,000

Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.10%	10/21/2022	20,000	20,000,000

Federal Farm Credit Bank (SOFR + 0.08%)(b)	0.11%	11/03/2022	35,000	35,000,000

Federal Farm Credit Bank (SOFR + 0.07%)(b)	0.09%	11/18/2022	56,000	56,000,000

Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.08%	12/01/2022	74,000	74,000,000

Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.12%	12/28/2022	350,000	350,000,000

Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.09%	02/09/2023	18,000	18,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	0.08%	02/17/2023	165,000	165,000,000

				2,624,696,279

Federal Home Loan Bank (FHLB)-17.46%
Federal Home Loan Bank(a)	0.08%	03/05/2021	30,595	30,594,728

Federal Home Loan Bank(a)	0.45%	03/08/2021	290,000	289,974,625

Federal Home Loan Bank (SOFR + 0.13%)(b)	0.19%	03/11/2021	150,000	150,000,000

Federal Home Loan Bank(a)	0.08%-0.09%	03/12/2021	205,000	204,994,760

Federal Home Loan Bank (SOFR + 0.07%)(b)	0.13%	03/12/2021	345,000	345,000,000

Federal Home Loan Bank(a)	0.09%	03/15/2021	6,500	6,499,772

Federal Home Loan Bank(a)	0.09%-0.30%	03/17/2021	430,000	429,973,467

Federal Home Loan Bank(a)	0.07%	03/19/2021	470,000	469,982,610

Federal Home Loan Bank(a)	0.09%-0.44%	03/24/2021	43,000	42,997,527

Federal Home Loan Bank (SOFR + 0.11%)(b)	0.17%	03/25/2021	40,000	40,000,000

Federal Home Loan Bank	0.18%	03/26/2021	35,500	35,500,686

Federal Home Loan Bank (3 mo. USD LIBOR - 0.11%)(b)	0.12%	04/09/2021	15,000	15,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                             Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Bank (FHLB)-(continued)
Federal Home Loan Bank (3 mo. USD LIBOR - 0.11%)(b)	0.12%	04/13/2021	$77,000	$77,000,000

Federal Home Loan Bank(a)	0.09%	04/14/2021	126,400	126,388,341

Federal Home Loan Bank (3 mo. USD LIBOR - 0.14%)(b)	0.04%-0.09%	04/14/2021	550,000	550,000,000

Federal Home Loan Bank (3 mo. USD LIBOR - 0.14%)(b)	0.09%	04/19/2021	150,000	150,000,000

Federal Home Loan Bank(a)	0.03%	04/21/2021	150,000	149,993,625

Federal Home Loan Bank (SOFR + 0.07%)(b)	0.11%	04/21/2021	75,000	75,000,000

Federal Home Loan Bank(a)	0.08%	04/23/2021	386,100	386,054,526

Federal Home Loan Bank(a)	0.04%	04/28/2021	6,545	6,544,578

Federal Home Loan Bank (SOFR + 0.01%)(b)	0.05%	05/04/2021	280,000	280,000,000

Federal Home Loan Bank (SOFR + 0.03%)(b)	0.07%	05/04/2021	110,000	110,000,000

Federal Home Loan Bank	0.11%	05/10/2021	500,000	499,997,467

Federal Home Loan Bank	0.09%	05/14/2021	160,000	160,000,000

Federal Home Loan Bank	0.09%	05/14/2021	100,000	100,000,000

Federal Home Loan Bank (SOFR + 0.02%)(b)	0.04%	05/19/2021	190,000	190,000,000

Federal Home Loan Bank(a)	0.09%	06/04/2021	60,000	59,986,344

Federal Home Loan Bank(a)	0.08%-0.09%	06/09/2021	35,000	34,991,806

Federal Home Loan Bank(a)	0.08%-0.09%	06/11/2021	71,000	70,983,007

Federal Home Loan Bank (SOFR + 0.10%)(b)	0.15%	07/09/2021	190,000	190,000,000

Federal Home Loan Bank (SOFR + 0.06%)(b)	0.08%	08/24/2021	100,000	100,000,000

Federal Home Loan Bank (SOFR + 0.02%)(b)	0.05%	09/02/2021	100,000	100,000,000

Federal Home Loan Bank (SOFR + 0.17%)(b)	0.21%	11/12/2021	127,000	127,000,000

Federal Home Loan Bank (SOFR + 0.15%)(b)	0.18%	11/15/2021	355,000	355,000,000

Federal Home Loan Bank	0.07%	02/11/2022	34,560	34,558,009

Federal Home Loan Bank (SOFR + 0.07%)(b)	0.12%	04/14/2022	45,000	45,000,000

Federal Home Loan Bank (SOFR + 0.07%)(b)	0.11%	04/28/2022	28,000	28,000,000

Federal Home Loan Bank (SOFR + 0.06%)(b)	0.10%	05/12/2022	35,000	35,000,000

Federal Home Loan Bank (SOFR + 0.13%)(b)	0.17%	08/05/2022	80,000	80,000,000

Federal Home Loan Bank (SOFR + 0.09%)(b)	0.12%	08/19/2022	380,000	380,009,621

Federal Home Loan Bank (SOFR + 0.09%)(b)	0.14%	10/05/2022	80,000	80,000,000

Federal Home Loan Bank (SOFR + 0.06%)(b)	0.12%	12/08/2022	54,000	54,000,000

				6,696,025,499

Federal Home Loan Mortgage Corp. (FHLMC)-2.07%
Federal Home Loan Mortgage Corp. (SOFR + 0.30%)(b)	0.36%	06/30/2021	45,000	45,000,000

Federal Home Loan Mortgage Corp. (SOFR + 0.32%)(b)	0.38%	09/30/2021	412,000	412,000,000

Federal Home Loan Mortgage Corp. (SOFR + 0.31%)(b)	0.36%	01/03/2022	145,000	145,000,000

Federal Home Loan Mortgage Corp. (SOFR + 0.09%)(b)	0.15%	09/16/2022	190,000	190,000,000

				792,000,000

Federal National Mortgage Association (FNMA)-2.78%
Federal National Mortgage Association (SOFR + 0.25%)(b)	0.31%	03/24/2021	185,000	185,000,000

Federal National Mortgage Association (SOFR + 0.21%)(b)	0.26%	07/01/2021	150,000	150,000,000

Federal National Mortgage Association (SOFR + 0.23%)(b)	0.28%	07/06/2021	156,000	156,000,000

Federal National Mortgage Association (SOFR + 0.28%)(b)	0.33%	07/06/2021	225,000	225,000,000

Federal National Mortgage Association (SOFR + 0.30%)(b)	0.35%	01/07/2022	350,000	350,000,000

				1,066,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                             Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. International Development Finance Corp. (DFC)-0.68%

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	06/15/2025	$21,600	$21,600,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	07/15/2025	23,500	23,500,001

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	09/15/2025	5,000	5,000,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	09/15/2026	5,000	5,000,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	09/15/2026	9,583	9,583,333

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	08/13/2027	8,000	8,000,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	08/13/2027	4,600	4,600,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	09/30/2027	12,000	12,000,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	02/15/2028	15,556	15,555,556

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	11/15/2028	70,455	70,454,546

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	05/15/2030	8,190	8,190,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	10/15/2030	8,000	8,000,000

U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	07/09/2026	28,050	28,050,000

U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	03/15/2030	41,625	41,625,000

				261,158,436

Total U.S. Government Sponsored Agency Securities (Cost $11,439,880,214)				11,439,880,214

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-61.73% (Cost $23,665,967,223)				23,665,967,223

			Repurchase
			Amount

Repurchase Agreements-41.02%(d)

Bank of Montreal, joint agreement dated 02/26/2021, aggregate maturing value of $400,000,333 (collateralized by U.S. Treasury obligations valued at $408,000,050; 0.13% - 2.88%; 10/31/2021 - 11/15/2030)	0.01%	03/01/2021	200,000,167	200,000,000

Bank of Nova Scotia, joint agreement dated 02/26/2021, aggregate maturing value of $475,000,792 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $484,500,028; 1.50% - 6.50%; 08/31/2021 - 01/01/2051)	0.02%	03/01/2021	225,000,375	225,000,000

BNP Paribas Securities Corp., joint agreement dated 02/26/2021, aggregate maturing value of $2,500,006,250 (collateralized by domestic agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $2,550,000,004; 0.00% - 7.50%; 03/16/2021 - 10/20/2067)	0.03%	03/01/2021	2,000,005,000	2,000,000,000

BNP Paribas Securities Corp., joint term agreement dated 01/29/2021, aggregate maturing value of $1,000,068,889 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,000; 0.00% - 7.50%; 04/08/2021 - 02/20/2069)(e)	0.08%	03/01/2021	710,048,911	710,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                             Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Government & Agency Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

BofA Securities, Inc., joint term agreement dated 01/28/2021, aggregate maturing value of $495,042,075 (collateralized by domestic agency mortgage-backed securities valued at $504,900,000; 0.47% - 4.50%; 06/01/2035 - 05/01/2058)(e)	0.09%	03/03/2021	$375,031,875	$375,000,000

BofA Securities, Inc., joint term agreement dated 01/29/2021, aggregate maturing value of $600,042,667 (collateralized by U.S. Treasury obligations valued at $612,000,004; 2.75% - 4.38%; 02/15/2038 - 11/15/2048)(e)	0.08%	03/02/2021	200,014,222	200,000,000

BofA Securities, Inc., joint term agreement dated 02/24/2021, aggregate maturing value of $400,020,000 (collateralized by domestic agency mortgage-backed securities valued at $408,000,000; 1.50% - 5.00%; 08/01/2033 - 03/01/2051)(e)	0.06%	03/26/2021	310,015,500	310,000,000

Citigroup Global Markets, Inc., joint agreement dated 02/26/2021, aggregate maturing value of $900,000,750 (collateralized by U.S. Treasury obligations valued at $918,000,051; 0.00% - 4.38%; 11/15/2039 - 08/15/2048)	0.01%	03/01/2021	300,000,250	300,000,000

Credit Agricole Corporate & Investment Bank, joint agreement dated 02/26/2021, aggregate maturing value of $250,000,417 (collateralized by U.S. Treasury obligations valued at $254,891,510; 0.13%; 04/15/2022)	0.02%	03/01/2021	150,000,250	150,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 02/26/2021, maturing value of $150,000,125 (collateralized by U.S. Treasury obligations valued at $153,000,074; 1.13% - 1.63%; 08/31/2021 - 05/15/2026)	0.01%	03/01/2021	150,000,125	150,000,000

Fixed Income Clearing Corp. - Bank of Nova Scotia, joint agreement dated 02/26/2021, aggregate maturing value of $1,500,002,500 (collateralized by U.S. Treasury obligations valued at $1,534,464,217; 0.50% - 3.13%; 11/15/2024 - 11/15/2028)	0.02%	03/01/2021	1,000,001,667	1,000,000,000

Fixed Income Clearing Corp. - BNP Paribas Securities Corp., joint agreement dated 02/26/2021, aggregate maturing value of $500,001,250 (collateralized by U.S. Treasury obligations valued at $513,585,841; 2.88%; 05/15/2043)	0.03%	03/01/2021	300,000,750	300,000,000

Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/26/2021, maturing value of $1,250,001,042 (collateralized by U.S. Treasury obligations valued at $1,275,000,044; 1.25% - 2.38%; 11/15/2049 - 08/15/2050)	0.01%	03/01/2021	1,250,001,042	1,250,000,000

Goldman Sachs & Co., term agreement dated 02/25/2021, maturing value of $660,006,417 (collateralized by a U.S. government sponsored agency obligation and U.S. Treasury obligations valued at $673,200,000; 0.00% - 2.00%; 02/28/2022 - 11/15/2049)(e)	0.05%	03/04/2021	660,006,417	660,000,000

ING Financial Markets, LLC, joint agreement dated 02/26/2021, aggregate maturing value of $500,009,132 (collateralized by U.S. Treasury obligations valued at $510,483,659; 0.50% - 2.25%; 05/15/2022 - 04/30/2027)	0.02%	03/01/2021	300,003,968	300,003,468

ING Financial Markets, LLC, joint term agreement dated 02/08/2021, aggregate maturing value of $300,019,333 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $306,000,130; 0.00% - 5.50%; 01/27/2022 - 05/01/2058)	0.08%	03/09/2021	210,013,533	210,000,000

ING Financial Markets, LLC, joint term agreement dated 02/10/2021, aggregate maturing value of $350,024,500 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $357,000,046; 0.00% - 7.00%; 03/04/2021 - 05/01/2058)	0.09%	03/10/2021	250,017,500	250,000,000

ING Financial Markets, LLC, term agreement dated 02/16/2021, maturing value of $122,008,540 (collateralized by domestic agency mortgage-backed securities and a U.S. Treasury obligation valued at $124,440,025; 0.00% - 4.50%; 01/27/2022 - 01/01/2057)	0.09%	03/16/2021	122,008,540	122,000,000

ING Financial Markets, LLC, term agreement dated 02/26/2021, maturing value of $255,012,042 (collateralized by domestic agency mortgage-backed securities and a U.S. Treasury obligation valued at $260,100,063; 0.00% - 6.00%; 01/27/2022 - 01/01/2051)	0.05%	04/01/2021	250,012,042	255,000,000

J.P. Morgan Securities LLC, agreement dated 02/26/2021, maturing value of $500,000,833 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 1.50% - 7.00%; 04/01/2028 - 01/20/2051)	0.02%	03/01/2021	500,000,833	500,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                             Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Government & Agency Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

J.P. Morgan Securities LLC, joint open agreement dated 03/27/2020 (collateralized by U.S. Treasury obligations valued at $867,000,271; 0.13% - 6.75%; 03/31/2022 - 05/15/2050)(f)	0.03%	-	$-	$150,000,000

J.P. Morgan Securities LLC, joint open agreement dated 05/02/2019 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,097; 0.00% - 6.50%; 12/31/2021 - 03/01/2051)(f)	0.04%	-	-	350,000,000

J.P. Morgan Securities LLC, joint open agreement dated 05/15/2019 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $295,800,000; 0.00% - 8.50%; 03/25/2021 - 10/15/2062)(f)	0.08%	-	-	240,000,000

J.P. Morgan Securities LLC, joint open agreement dated 10/15/2019 (collateralized by domestic agency mortgage-backed securities and a U.S. Treasury obligation valued at $408,000,105; 0.28% - 8.13%; 04/25/2021 - 02/25/2051)(f)	0.05%	-	-	275,000,000

J.P. Morgan Securities LLC, open agreement dated 05/22/2019 (collateralized by a U.S. government sponsored agency obligation and domestic agency mortgage-backed securities valued at $255,000,000; 2.00% - 7.00%; 11/01/2026 - 03/01/2051)(f)	0.04%	-	-	250,000,000

Lloyds Bank PLC, joint term agreement dated 01/22/2021, aggregate maturing value of $500,200,000 (collateralized by U.S. Treasury obligations valued at $510,022,417; 1.50% - 6.00%; 12/31/2023 - 09/30/2026)	0.16%	04/26/2021	140,056,000	140,000,000

Lloyds Bank PLC, joint term agreement dated 01/27/2021, aggregate maturing value of $500,186,667 (collateralized by U.S. Treasury obligations valued at $509,777,929; 1.50% - 6.00%; 05/15/2021 - 08/15/2043)	0.16%	04/23/2021	100,037,333	100,000,000

Metropolitan Life Insurance Co., joint term agreement dated 02/24/2021, aggregate maturing value of $317,510,504 (collateralized by U.S. Treasury obligations valued at $328,491,333; 0.00% - 0.13%; 12/31/2022 - 11/15/2045)(e)	0.06%	03/03/2021	170,002,233	170,000,250

Mitsubishi UFJ Trust & Banking Corp., agreement dated 02/26/2021, maturing value of $300,000,500 (collateralized by domestic agency mortgage-backed securities valued at $306,000,001; 0.41% - 0.82%; 04/15/2036 - 02/20/2049)	0.02%	03/01/2021	300,000,500	300,000,000

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/24/2021, aggregate maturing value of $1,005,259,773 (collateralized by U.S. Treasury obligations valued at $1,026,464,724; 1.13% - 1.50%; 02/28/2025 - 02/15/2030)(e)	0.05%	03/03/2021	434,841,728	434,837,500

Prudential Insurance Co. of America, agreement dated 02/26/2021, maturing value of $513,922,141 (collateralized by U.S. Treasury obligations valued at $532,632,970; 0.00%; 02/15/2026 - 11/15/2043)	0.05%	03/01/2021	513,922,141	513,920,000

Prudential Legacy Insurance Company of New Jersey, agreement dated 02/26/2021, maturing value of $38,625,161 (collateralized by a U.S. Treasury obligation valued at $39,594,000; 0.00%; 08/15/2033)	0.05%	03/01/2021	38,625,161	38,625,000

RBC Capital Markets LLC, joint term agreement dated 02/26/2021, aggregate maturing value of $1,250,000,000 (collateralized by a foreign corporate obligation, domestic agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $1,275,000,266; 0.13% - 9.68%; 02/28/2021 - 08/20/2065)(b)(e)	0.13%	04/28/2021	920,000,000	920,000,000

RBC Dominion Securities Inc., joint agreement dated 02/26/2021, aggregate maturing value of $2,000,005,000 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $2,040,000,034; 0.00% - 6.25%; 02/28/2021 - 02/01/2051)	0.03%	03/01/2021	1,460,003,650	1,460,000,000

Societe Generale, joint open agreement dated 08/05/2020 (collateralized by U.S. Treasury obligations valued at $1,530,000,094; 0.00% - 8.13%; 02/28/2021 - 05/15/2050)(f)	0.03%	-	-	320,000,000

TD Securities (USA) LLC, term agreement dated 02/24/2021, maturing value of $100,000,778 (collateralized by U.S. Treasury obligations valued at $102,000,077; 1.63% - 5.50%; 08/15/2028 - 11/15/2050)(e)	0.04%	03/03/2021	100,000,778	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                             Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Government & Agency Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Wells Fargo Securities, LLC, agreement dated 02/26/2021, maturing value of $500,001,250 (collateralized by domestic agency mortgage-backed securities valued at $510,000,001; 1.50% - 5.00%; 11/01/2031 - 03/01/2051)	0.03%	03/01/2021	$500,001,250	$500,000,000

Total Repurchase Agreements (Cost $15,729,386,218)				15,729,386,218

TOTAL INVESTMENTS IN SECURITIES(g)-102.75% (Cost $39,395,353,441)				39,395,353,441

OTHER ASSETS LESS LIABILITIES-(2.75)%				(1,056,001,363)

NET ASSETS-100.00%				$38,339,352,078

Investment Abbreviations:

LIBOR	-London Interbank Offered Rate
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2021.
(c)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2021.

(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(g)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/2021

1-7	36.9%

8-30	11.7

31-60	13.1

61-90	9.0

91-180	7.1

181+	22.2

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                             Short-Term Investments Trust

Schedule of Investments

February 28, 2021

(Unaudited)

Invesco Treasury Obligations Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities-106.00%

U.S. Treasury Bills-87.64%(a)
U.S. Treasury Bills	0.02%-0.09%	03/02/2021	$62,000	$61,999,887

U.S. Treasury Bills	0.09%-0.12%	03/04/2021	40,000	39,999,692

U.S. Treasury Bills	0.03%-0.09%	03/09/2021	73,700	73,698,897

U.S. Treasury Bills	0.07%-0.13%	03/11/2021	40,000	39,998,962

U.S. Treasury Bills	0.03%-0.08%	03/16/2021	80,000	79,997,958

U.S. Treasury Bills	0.08%	03/18/2021	20,000	19,999,292

U.S. Treasury Bills	0.08%-0.12%	03/23/2021	35,000	34,997,922

U.S. Treasury Bills	0.09%	03/25/2021	15,000	14,999,100

U.S. Treasury Bills	0.03%-0.12%	03/30/2021	103,000	102,995,151

U.S. Treasury Bills	0.10%	04/01/2021	46,000	45,996,237

U.S. Treasury Bills	0.04%	04/06/2021	35,000	34,998,775

U.S. Treasury Bills	0.02%-0.11%	04/08/2021	45,000	44,997,625

U.S. Treasury Bills	0.04%-0.09%	04/13/2021	40,000	39,997,671

U.S. Treasury Bills	0.02%-0.10%	04/20/2021	70,000	69,996,500

U.S. Treasury Bills	0.12%-0.14%	04/22/2021	25,000	24,995,667

U.S. Treasury Bills	0.04%-0.09%	04/27/2021	40,000	39,996,708

U.S. Treasury Bills	0.11%	04/29/2021	15,000	14,997,296

U.S. Treasury Bills	0.03%-0.09%	05/04/2021	15,000	14,998,688

U.S. Treasury Bills	0.07%-0.11%	05/06/2021	20,000	19,996,792

U.S. Treasury Bills	0.04%-0.09%	05/13/2021	42,000	41,996,238

U.S. Treasury Bills	0.04%-0.18%	05/20/2021	25,000	24,994,789

U.S. Treasury Bills	0.05%-0.10%	06/01/2021	36,500	36,493,247

U.S. Treasury Bills	0.04%-0.09%	06/10/2021	20,000	19,996,283

U.S. Treasury Bills	0.09%	06/24/2021	10,000	9,997,125

U.S. Treasury Bills	0.10%	07/01/2021	40,000	39,986,444

U.S. Treasury Bills	0.09%	07/08/2021	15,000	14,995,162

U.S. Treasury Bills	0.16%	07/15/2021	7,000	6,995,901

U.S. Treasury Bills	0.10%	07/22/2021	20,000	19,992,453

U.S. Treasury Bills	0.07%	08/05/2021	5,000	4,998,474

U.S. Treasury Bills	0.06%	08/19/2021	12,000	11,996,751

U.S. Treasury Bills	0.05%	08/26/2021	10,000	9,997,775

U.S. Treasury Bills	0.14%	09/09/2021	5,000	4,996,267

U.S. Treasury Bills	0.14%	10/07/2021	5,000	4,995,722

U.S. Treasury Bills	0.14%	11/04/2021	15,000	14,986,050

U.S. Treasury Bills	0.11%	12/30/2021	10,000	9,990,711

U.S. Treasury Bills	0.09%	01/27/2022	3,000	2,997,510

U.S. Treasury Bills	0.06%	02/24/2022	10,000	9,994,000

				1,110,059,722

U.S. Treasury Notes-18.36%

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	0.18%	04/30/2021	7,000	6,999,982

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.22%)(b)	0.26%	07/31/2021	15,000	14,998,352

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.30%)(b)	0.34%	10/31/2021	36,500	36,511,751

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                             Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Treasury Obligations Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Notes-(continued)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	0.19%	01/31/2022	$30,000	$29,981,531

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)(b)	0.15%	04/30/2022	55,000	55,018,696

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.10%	07/31/2022	22,000	22,001,850

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.10%	10/31/2022	45,000	44,997,957

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	0.09%	01/31/2023	6,000	6,000,311

U.S. Treasury Notes	2.25%	03/31/2021	16,000	16,026,186

				232,536,616

TOTAL INVESTMENTS IN SECURITIES-106.00% (Cost $1,342,596,338)				1,342,596,338

OTHER ASSETS LESS LIABILITIES-(6.00)%				(76,044,088)

NET ASSETS-100.00%				$1,266,552,250

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2021.

Portfolio Composition by Maturity

In days, as of 02/28/2021

1-7	7.6%

8-30	27.4

31-60	24.8

61-90	8.1

91-180	14.1

181+	18.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                             Short-Term Investments Trust

Schedule of Investments

February 28, 2021

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations-99.85%

Alabama-4.11%
Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC - Swedbank AB)(a)(b)(c)	0.08%	07/01/2040	$6,805	$6,805,000

Arizona-3.34%

Casa Grande (City of), AZ Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD RB (CEP - FNMA)(b)	0.04%	06/15/2031	2,685	2,685,000

Sierra Vista (City of), AZ Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD RB (CEP - FNMA)(b)	0.04%	06/15/2031	2,845	2,845,000

				5,530,000

California-1.81%

California (State of) Educational Facilities Authority (Stanford University); Series 2021, Tax Exempt Commercial Paper Notes	0.07%	04/06/2021	3,000	3,000,000

Colorado-0.61%
Boulder (County of), CO (Imagine!); Series 2006, VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.13%	02/01/2031	1,010	1,010,000

Delaware-2.41%

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.04%	09/01/2036	2,780	2,780,000

Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.05%	05/01/2036	1,215	1,215,000

				3,995,000

District of Columbia-4.50%

District of Columbia (Medlantic/Helix); Series 1998 A, VRD RB (LOC - TD Bank N.A.)(b)(c)	0.03%	08/15/2038	1,345	1,345,000

Metropolitan Washington Airports Authority; Subseries 2010 C-2, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.02%	10/01/2039	6,110	6,110,000

				7,455,000

Florida-4.19%

Palm Beach (County of), FL (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	0.08%	11/01/2036	2,725	2,725,000

Palm Beach (County of), FL (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	0.03%	07/01/2032	2,400	2,400,000

Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.02%	07/01/2037	1,825	1,825,000

				6,950,000

Georgia-4.87%

Atlanta (City of), GA Georgia Development Authority (Perkins + Will, Inc.); Series 2010, VRD RB (LOC - BMO Harris Bank N.A.)(b)(c)	0.04%	11/01/2030	2,155	2,155,000

Monroe (County of), GA Development Authority (Oglethorpe Power Corp. Scherer);
Series 2009 A, VRD PCR (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.03%	01/01/2030	2,420	2,420,000

Series 2010 A, Ref. VRD PCR (LOC - Truist Bank)(b)(c)	0.11%	01/01/2036	3,500	3,500,000

				8,075,000

Illinois-5.33%

Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(b)	0.01%	12/01/2046	5,730	5,730,000

Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	0.03%	01/01/2037	2,100	2,100,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                             Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois-(continued)

Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC - U.S. Bank N.A.)(b)(c)	0.04%	10/01/2033	$1,000	$1,000,000

				8,830,000

Indiana-8.48%

Huntington (City of), IN (Huntington University); Series 2007, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.08%	08/01/2037	4,660	4,660,000

Indiana (State of) Finance Authority (Ispat Inland, Inc.); Series 2005, Ref. VRD RB (LOC - Rabobank Nederland)(a)(b)(c)	0.08%	06/01/2035	5,495	5,495,000

Purdue University; Series 2011 A, VRD COP(b)	0.01%	07/01/2035	3,900	3,900,000

				14,055,000

Louisiana-2.77%

Louisiana (State of) Offshore Terminal Authority Deepwater Port (Loop LLC); Series 2013 B, Ref. VRD RB (LOC - JPMorgan Chase Bank, N.A.)(b)(c)	0.03%	09/01/2033	910	910,000

Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	0.02%	07/01/2047	3,690	3,690,000

				4,600,000

Maryland-5.19%

Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Hospital); Series 2021 B, Commercial Paper Notes	0.14%	05/07/2021	4,500	4,500,000

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical); Series 2008E, VRD RB (LOC - Bank of Montreal)(b)(c)	0.01%	07/01/2041	2,600	2,600,000

Montgomery (County of), MD; Series 2021 B, Commercial Paper Notes	0.08%	05/05/2021	1,500	1,500,000

				8,600,000

Massachusetts-2.61%

Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC - TD Bank N.A.)(b)(c)	0.03%	10/01/2038	2,830	2,830,000

Massachusetts (State of) Transportation Trust Fund; Series 2010 A-1, VRD RB (LOC - Citibank N.A.)(b)(c)	0.02%	01/01/2037	1,500	1,500,000

				4,330,000

Michigan-3.53%

Kent (County of), MI Hospital Finance Authority (Spectrum Health System); Series 2008 C, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	0.03%	01/15/2026	1,420	1,420,000

Michigan State University Board of Trustees;
Series 2000 A-1, VRD RB(b)	0.06%	08/15/2030	3,415	3,415,000

Series 2000 A-2, VRD RB(b)	0.06%	08/15/2030	1,010	1,010,000

				5,845,000

Minnesota-5.35%

Burnsville (City of), MN (Bridgeway Apartments L.P.); Series 2003, Ref. VRD RB (CEP - FNMA)(b)	0.11%	10/15/2033	1,175	1,175,000

Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP - FHLMC)(b)	0.03%	11/01/2035	3,610	3,610,000

St. Paul (City of), MN Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD RB (CEP - FHLMC)(b)	0.03%	10/01/2033	4,085	4,085,000

				8,870,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                             Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Mississippi-4.73%

Mississippi Business Finance Corp. (Chevron U.S.A., Inc.);
Series 2010 C, VRD IDR(b)	0.03%	12/01/2030	$585	$585,000

Series 2010 E, VRD IDR(b)	0.03%	12/01/2030	6,250	6,250,000

Series 2010 B, VRD IDR(b)	0.03%	12/01/2030	1,000	1,000,000

				7,835,000

Missouri-0.77%

Bridgeton (City of), MO IDA (Stolze Printing); Series 2010, VRD RB (LOC - FHLB of Chicago)(b)(c)	0.04%	11/01/2037	715	715,000

Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC - FHLB of Chicago)(b)(c)	0.10%	08/01/2038	565	565,000

				1,280,000

New York-1.72%

New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC - Mizuho Bank Ltd.)(a)(b)(c)	0.02%	05/01/2039	2,850	2,850,000

North Carolina-1.51%

North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 1992 A, VRD RB(b)	0.02%	06/01/2027	1,285	1,285,000

North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1991 B, VRD RB(b)	0.01%	12/01/2021	1,220	1,220,000

				2,505,000

Ohio-1.76%

Lorain (County of), OH Port Authority (St. Ignatius High School); Series 2008, VRD RB (LOC - U.S. Bank N.A.)(b)(c)	0.04%	08/02/2038	2,925	2,925,000

Pennsylvania-2.81%

Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.04%	06/01/2037	2,095	2,095,000

Haverford Township School District; Series 2009, VRD GO Bonds (LOC - TD Bank N.A.)(b)(c)	0.03%	03/01/2030	1,885	1,885,000

Lebanon (County of), PA Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.04%	10/15/2025	380	380,000

Ridley School District; Series 2009, VRD GO Bonds (LOC - TD Bank N.A.)(b)(c)	0.03%	11/01/2029	305	305,000

				4,665,000

Rhode Island-2.65%

Rhode Island Health & Educational Building Corp. (Brown University); Series 2003 B, VRD RB(b)	0.02%	09/01/2043	4,400	4,400,000

Texas-12.02%

Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.04%	02/15/2042	1,285	1,285,000

Houston (City of) TX; Series 2021 E-2, Commercial Paper Notes	0.06%	03/03/2021	3,500	3,500,000

Houston (City of), TX (Combined Utility System); Series 2004 B-3, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.03%	05/15/2034	1,950	1,950,000

San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.05%	04/01/2026	2,320	2,320,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD RB (CEP - FHLMC)(b)	0.10%	05/01/2042	2,860	2,860,000

Texas A&M University System Board of Regents;
Series 2021 B, Commercial Paper Notes	0.24%	05/05/2021	400	400,000

Series 2021 B, Commercial Paper Notes	0.10%	07/06/2021	4,500	4,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                             Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas-(continued)

University of Texas System Board of Regents;
Series 2008 B, VRD RB(b)	0.01%	08/01/2025	$2,115	$2,115,000

Series 2021 A, Commercial Paper Notes	0.08%	07/07/2021	1,000	1,000,000

				19,930,000

Virginia-2.47%
Norfolk (City of), VA; Series 2007, VRD GO Bonds(b)	0.03%	08/01/2037	4,100	4,100,000

Washington-4.11%

Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD RB (LOC - FHLB of San Francisco)(b)(c)	0.03%	09/01/2049	3,375	3,375,000

Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD RB (LOC - FHLB of San Francisco)(b)(c)	0.03%	11/01/2047	3,445	3,445,000

				6,820,000

West Virginia-4.17%

Cabell (County of), WV (Provident Group - Marshall Properties LLC - Marshall University); Series 2010 A, VRD RB (LOC - Bank of America N.A.)(b)(c)	0.03%	07/01/2039	845	845,000

West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008 B, Ref. VRD RB (LOC - Branch Banking & Trust Co.)(b)(c)	0.11%	01/01/2034	6,060	6,060,000

				6,905,000

Wisconsin-2.03%

Lima (Town of), WI (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD RB (LOC - FHLB of Chicago)(b)(c)	0.04%	10/01/2042	3,365	3,365,000

TOTAL INVESTMENTS IN SECURITIES(d)(e)-99.85% (Cost $165,530,000)				165,530,000

OTHER ASSETS LESS LIABILITIES-0.15%				243,257

NET ASSETS-100.00%				$165,773,257

Investment Abbreviations:

CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corp.
FNMA	- Federal National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
LOC	- Letter of Credit
PCR	- Pollution Control Revenue Bonds
RB	- Revenue Bonds
Ref.	- Refunding
VRD	- Variable Rate Demand

Notes to Schedule of Investments:

(a)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 6.6%; other countries less than 5% each: 7.4%.

(b)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2021.

(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)	Also represents cost for federal income tax purposes.
(e)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                             Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Tax-Free Cash Reserve Portfolio

Entities	Percentage
Federal Home Loan Banks	6.9%

Federal Home Loan Mortgage Corporation	6.4

Truist Financial Corp.	5.8

Portfolio Composition by Maturity

In days, as of 02/28/2021

1-7	91.0%

8-30	0.0

31-60	1.8

61-90	3.9

91-180	3.3

181+	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                             Short-Term Investments Trust

Statements of Assets and Liabilities

February 28, 2021

(Unaudited)

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio

Assets:

Investments in securities, at value	$2,117,429,727	$143,271,436	$11,644,277,697	$23,665,967,223	$1,342,596,338	$165,530,000

Repurchase agreements, at value and cost	648,125,071	64,579,159	9,568,548,509	15,729,386,218	-	-

Receivable for: Investments sold	-	-	25,000,000	71,000,000	-	920,040

Interest	360,884	11,878	6,766,480	11,782,286	182,480	7,709

Fund expenses absorbed	-	-	-	-	-	68,432

Investment for trustee deferred compensation and retirement plans	3,779,351	1,028,681	2,262,445	1,028,312	114,823	358,492

Other assets	154,721	258,724	736,062	1,495,294	85,448	60,810

Total assets	2,769,849,754	209,149,878	21,247,591,193	39,480,659,333	1,342,979,089	166,945,483

Liabilities:

Payable for: Investments purchased	-	-	-	904,455,408	76,064,404	-

Amount due custodian	180	-	140,552,952	231,075,688	67,533	728,024

Dividends	36,744	1,782	162,282	896,281	8,602	1,324

Accrued fees to affiliates	567,714	12,657	1,953,630	1,971,383	75,867	33,168

Accrued trustees’ and officers’ fees and benefits	7,569	3,857	14,615	18,230	2,533	1,660

Accrued operating expenses	14,163	38,338	148,914	1,548,372	75,624	26,321

Trustee deferred compensation and retirement plans	4,063,553	1,097,081	2,599,734	1,341,893	132,276	381,729

Total liabilities	4,689,923	1,153,715	145,432,127	1,141,307,255	76,426,839	1,172,226

Net assets applicable to shares outstanding	$2,765,159,831	$207,996,163	$21,102,159,066	$38,339,352,078	$1,266,552,250	$165,773,257

Net assets consist of:

Shares of beneficial interest	$2,764,713,876	$207,223,380	$21,101,394,599	$38,339,068,857	$1,266,601,377	$165,897,303

Distributable earnings (loss)	445,955	772,783	764,467	283,221	(49,127)	(124,046)

	$2,765,159,831	$207,996,163	$21,102,159,066	$38,339,352,078	$1,266,552,250	$165,773,257

Net Assets:

Institutional Class	$2,758,308,572	$206,121,791	$18,981,135,230	$35,924,791,995	$1,150,981,367	$126,888,084

Private Investment Class	$3,134,406	$744,434	$351,293,472	$512,474,804	$15,536,281	$10,319,666

Personal Investment Class	$10,250	$395,364	$315,719,198	$7,422,402	$605,815	$1,116,886

Cash Management Class	$2,927,989	$503,840	$442,403,317	$498,258,486	$252,984	$4,575,862

Reserve Class	$277,705	$87,033	$485,133,860	$478,919,695	$91,507,711	$21,373,162

Resource Class	$362,237	$122,597	$40,039,862	$185,891,029	$150,068	$1,489,318

Corporate Class	$38,671	$21,104	$486,334,119	$96,836,477	$7,518,024	$10,279

CAVU Securities Class	$100,001	$-	$100,008	$634,757,190	$-	$-

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                             Short-Term Investments Trust

Statements of Assets and Liabilities—(continued)

February 28, 2021

(Unaudited)

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio

Shares outstanding, no par value, unlimited number of shares authorized:

Institutional Class	2,757,167,721	206,117,265	18,979,770,054	35,924,417,645	1,150,974,645	126,868,501

Private Investment Class	3,133,125	744,417	351,261,032	512,466,911	15,536,214	10,318,073

Personal Investment Class	10,246	395,360	315,695,392	7,422,264	605,815	1,116,714

Cash Management Class	2,926,792	503,834	442,370,045	498,252,236	252,983	4,575,156

Reserve Class	277,591	87,032	485,088,911	478,913,917	91,506,727	21,369,863

Resource Class	362,089	122,596	40,034,462	185,889,237	150,068	1,489,088

Corporate Class	38,656	21,104	486,286,532	96,836,212	7,517,998	10,277

CAVU Securities Class	99,960	-	100,000	634,757,144	-	-

Net asset value, offering and redemption price per share for each class	$1.0004	$1.0000	$1.00	$1.00	$1.00	$1.00

Cost of Investments	$2,765,260,749	$207,849,938	$21,212,826,206	$39,395,353,441	$1,342,596,338	$165,530,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                             Short-Term Investments Trust

Statements of Operations

For the six months ended February 28, 2021

(Unaudited)

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio

Investment income:

Interest	$3,114,267	$205,350	$15,938,058	$24,561,173	$954,898	$95,884

Expenses:

Advisory fees	1,850,069	185,061	15,323,773	16,289,449	874,963	182,104

Administrative services fees	545,921	56,642	4,551,132	7,209,250	316,042	40,736

Custodian fees	7,119	6,086	702,107	932,303	13,041	905

Distribution fees:
Private Investment Class	4,892	1,702	572,042	823,736	19,435	13,122

Personal Investment Class	27	1,078	789,399	27,423	1,996	6,842

Cash Management Class	1,165	200	155,651	178,592	109	1,958

Reserve Class	1,199	375	2,298,701	1,892,884	282,610	111,967

Resource Class	361	97	261,431	107,992	124	2,046

Corporate Class	6	3	73,713	5,221	1,407	2

Transfer agent fees	111,004	11,104	919,426	1,466,050	62,010	8,195

Trustees’ and officers’ fees and benefits	35,716	12,709	240,705	361,622	25,713	12,170

Registration and filing fees	45,032	47,421	14,508	62,163	42,941	51,225

Reports to shareholders	10,009	7,561	19,253	79,245	8,392	28,785

Professional services fees	19,483	14,513	60,545	104,404	17,691	14,018

Other	41,239	21,045	117,545	210,126	25,170	7,583

Total expenses	2,673,242	365,597	26,099,931	29,750,460	1,691,644	481,658

Less: Fees waived and expenses reimbursed	(452,129)	(172,654)	(11,353,309)	(8,932,108)	(809,763)	(394,962)

Net expenses	2,221,113	192,943	14,746,622	20,818,352	881,881	86,696

Net investment income	893,154	12,407	1,191,436	3,742,821	73,017	9,188

Realized and unrealized gain (loss) from:

Net realized gain (loss) from unaffiliated investment securities	(3,927)	553	180,981	265,130	46,613	-

Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(365,580)	(1,909)	-	-	-	-

Net realized and unrealized gain (loss)	(369,507)	(1,356)	180,981	265,130	46,613	-

Net increase in net assets resulting from operations	$523,647	$11,051	$1,372,417	$4,007,951	$119,630	$9,188

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                             Short-Term Investments Trust

Statements of Changes in Net Assets

For the six months ended February 28, 2021 and the year ended August 31, 2020

(Unaudited)

	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio

	February 28, 2021	August 31, 2020	February 28, 2021	August 31, 2020

Operations:
Net investment income	$893,154	$29,970,218	$12,407	$5,414,497

Net realized gain (loss)	(3,927)	(15,623)	553	78

Change in net unrealized appreciation (depreciation)	(365,580)	45,074	(1,909)	(41,714)

Net increase in net assets resulting from operations	523,647	29,999,669	11,051	5,372,861

Distributions to shareholders from distributable earnings:
Institutional Class	(892,725)	(29,817,713)	(12,288)	(5,392,900)

Private Investment Class	(166)	(36,868)	(58)	(11,032)

Personal Investment Class	(2)	(74)	(21)	(2,832)

Cash Management Class	(208)	(107,505)	(26)	(5,280)

Reserve Class	(14)	(1,504)	(5)	(1,098)

Resource Class	(19)	(3,570)	(7)	(1,140)

Corporate Class	(10)	(2,984)	(2)	(215)

CAVU Securities Class	(10)	-	-	-

Total distributions from distributable earnings	(893,154)	(29,970,218)	(12,407)	(5,414,497)

Share transactions-net:
Institutional Class	200,246,753	114,142,968	(114,629,963)	(331,356,151)

Private Investment Class	(406,836)	(1,176,345)	(531,782)	(71,436)

Personal Investment Class	-	-	19	(45,201)

Cash Management Class	(18,649)	(6,335,509)	7	(96,257)

Reserve Class	(495)	(24,329)	(18,405)	(167,883)

Resource Class	(3,355)	2,906	6	(674)

Corporate Class	12	(287,979)	2	251

CAVU Securities Class	100,000	-	-	-

Net increase (decrease) in net assets resulting from share transactions	199,917,430	106,321,712	(115,180,116)	(331,737,351)

Net increase (decrease) in net assets	199,547,923	106,351,163	(115,181,472)	(331,778,987)

Net assets:
Beginning of period	2,565,611,908	2,459,260,745	323,177,635	654,956,622

End of period	$2,765,159,831	$2,565,611,908	$207,996,163	$323,177,635

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                             Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)

For the six months ended February 28, 2021 and the year ended August 31, 2020

(Unaudited)

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	February 28, 2021	August 31, 2020	February 28, 2021	August 31, 2020

Operations:
Net investment income	$1,191,436	$163,580,411	$3,742,821	$264,467,683

Net realized gain (loss)	180,981	139,394	265,130	(189,477)

Net increase in net assets resulting from operations	1,372,417	163,719,805	4,007,951	264,278,206

Distributions to shareholders from distributable earnings:
Institutional Class	(1,070,356)	(146,246,982)	(3,571,291)	(254,196,609)

Private Investment Class	(19,241)	(3,446,279)	(49,414)	(4,200,784)

Personal Investment Class	(14,483)	(2,137,800)	(826)	(89,620)

Cash Management Class	(19,641)	(3,199,903)	(41,568)	(2,683,953)

Reserve Class	(26,659)	(1,117,598)	(40,854)	(1,290,595)

Resource Class	(16,339)	(4,967,684)	(12,409)	(1,599,458)

Corporate Class	(24,715)	(2,664,191)	(4,034)	(439,777)

CAVU Securities Class	(2)	-	(22,425)	-

Total distributions from distributable earnings	(1,191,436)	(163,780,437)	(3,742,821)	(264,500,796)

Share transactions-net:
Institutional Class	(234,871,298)	498,579,949	5,665,406,437	256,030,543

Private Investment Class	(71,540,917)	(83,191,362)	(69,612,598)	49,500,711

Personal Investment Class	33,894,138	(78,430,874)	(6,107,601)	(2,461,469)

Cash Management Class	70,435,022	(24,723,778)	66,777,783	66,475,768

Reserve Class	(96,559,917)	292,043,533	77,477,855	103,651,946

Resource Class	(595,640,413)	3,118,922	42,742,283	(37,467,649)

Corporate Class	(647,327,935)	704,514,058	65,568,457	(9,080,725)

CAVU Securities Class	100,000	-	634,757,144	-

Net increase (decrease) in net assets resulting from share transactions	(1,541,511,320)	1,311,910,448	6,477,009,760	426,649,125

Net increase (decrease) in net assets	(1,541,330,339)	1,311,849,816	6,477,274,890	426,426,535

Net assets:
Beginning of period	22,643,489,405	21,331,639,589	31,862,077,188	31,435,650,653

End of period	$21,102,159,066	$22,643,489,405	$38,339,352,078	$31,862,077,188

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                             Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)

For the six months ended February 28, 2021 and the year ended August 31, 2020

(Unaudited)

	Invesco Treasury Obligations Portfolio		Invesco Tax-Free Cash Reserve Portfolio
	February 28, 2021	August 31, 2020	February 28, 2021	August 31, 2020

Operations:
Net investment income	$73,017	$10,091,353	$9,188	$1,534,657

Net realized gain (loss)	46,613	(57,411)	-	-

Net increase in net assets resulting from operations	119,630	10,033,942	9,188	1,534,657

Distributions to shareholders from distributable earnings:
Institutional Class	(68,400)	(9,782,969)	(6,853)	(1,172,112)

Private Investment Class	(786)	(65,930)	(530)	(106,524)

Personal Investment Class	(37)	(898)	(126)	(7,119)

Cash Management Class	(15)	(16,009)	(248)	(177,298)

Reserve Class	(3,296)	(212,244)	(1,299)	(50,307)

Resource Class	(9)	(1,150)	(130)	(21,222)

Corporate Class	(474)	(12,153)	(2)	(75)

Total distributions from distributable earnings	(73,017)	(10,091,353)	(9,188)	(1,534,657)

Share transactions-net:
Institutional Class	(219,272,329)	325,218,196	(24,109,155)	(10,043,247)

Private Investment Class	1,111,947	4,941,082	184,836	(10,353,451)

Personal Investment Class	(135,955)	630,111	(2,466,678)	1,041,703

Cash Management Class	(87,653)	(1,553,674)	(914,017)	(21,806,010)

Reserve Class	36,920,232	(123,709)	(5,450,128)	6,820,117

Resource Class	8	16,515	(1,514,728)	1,886,657

Corporate Class	(2,924,417)	10,431,998	-	85

Net increase (decrease) in net assets resulting from share transactions	(184,388,167)	339,560,519	(34,269,870)	(32,454,146)

Net increase (decrease) in net assets	(184,341,554)	339,503,108	(34,269,870)	(32,454,146)

Net assets:
Beginning of period	1,450,893,804	1,111,390,696	200,043,127	232,497,273

End of period	$ 1,266,552,250	$ 1,450,893,804	$ 165,773,257	$ 200,043,127

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                             Short-Term Investments Trust

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Resource Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/ or expense reimbursements	Ratio of net investment income to average net assets

Invesco Liquid Assets Portfolio
Six months ended 02/28/21	$1.0006	$0.0001	$(0.0002)	$(0.0001)	$(0.0001)	$-	$(0.0001)	$1.0004	(0.01)%	$362	0.24%(c)	0.42%(c)	0.01%(c)
Year ended 08/31/20	1.0004	0.0106	(0.0006)	0.0100	(0.0098)	-	(0.0098)	1.0006	1.01	366	0.37	0.42	1.07
Year ended 08/31/19	1.0004	0.0217	0.0000	0.0217	(0.0217)	-	(0.0217)	1.0004	2.19	363	0.38	0.42	2.17
Year ended 08/31/18	1.0002	0.0153	(0.0011)	0.0142	(0.0140)	-	(0.0140)	1.0004	1.43	996	0.38	0.43	1.53
Year ended 08/31/17	1.00	0.0031	0.0036	0.0067	(0.0060)	(0.0005)	(0.0065)	1.0002	0.64	1,327	0.38	0.46	0.31
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.15	7,248	0.32	0.38	0.17
Invesco STIC Prime Portfolio
Six months ended 02/28/21	1.0000	0.0001	(0.0000)	0.0001	(0.0001)	-	(0.0001)	1.0000	0.01	123	0.16(c)	0.45(c)	0.01(c)
Year ended 08/31/20	1.0001	0.0104	(0.0013)	0.0091	(0.0092)	-	(0.0092)	1.0000	0.93	123	0.31	0.42	1.03
Year ended 08/31/19	1.0001	0.0210	0.0001	0.0211	(0.0211)	-	(0.0211)	1.0001	2.13	123	0.34	0.41	2.10
Year ended 08/31/18	1.0000	0.0139	(0.0002)	0.0137	(0.0136)	-	(0.0136)	1.0001	1.38	186	0.34	0.43	1.39
Year ended 08/31/17	1.00	0.0046	0.0008	0.0054	(0.0054)	-	(0.0054)	1.0000	0.54	184	0.34	0.43	0.46
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.16	16,866	0.25	0.40	0.15
Invesco Treasury Portfolio
Six months ended 02/28/21	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	40,040	0.17(c)	0.37(c)	0.01(c)
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	0.79	635,713	0.31	0.37	0.73
Year ended 08/31/19	1.00	0.02	(0.00)	0.02	(0.02)	-	(0.02)	1.00	2.04	632,598	0.34	0.37	2.02
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.21	525,418	0.34	0.36	1.21
Year ended 08/31/17	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.36	476,818	0.33	0.36	0.37
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.07	482,931	0.24	0.37	0.07
Invesco Government & Agency Portfolio
Six months ended 02/28/21	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	185,891	0.14(c)	0.32(c)	0.01(c)
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	(0.00)	(0.01)	1.00	0.81	143,148	0.29	0.31	0.71
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	2.06	180,617	0.32	0.32	2.04
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.22	232,293	0.31	0.31	1.19
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.40	342,143	0.31	0.31	0.42
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.10	95,689	0.23	0.34	0.10
Invesco Treasury Obligations Portfolio
Six months ended 02/28/21	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	150	0.13(c)	0.36(c)	0.01(c)
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.80	150	0.33	0.36	0.69
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	2.01	134	0.34	0.37	1.99
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.19	95	0.34	0.37	1.18
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.32	94	0.30	0.38	0.36
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.09	194	0.16	0.56	0.09
Invesco Tax-Free Cash Reserve Portfolio
Six months ended 02/28/21	1.00	0.00	-	0.00	(0.00)	-	(0.00)	1.00	0.01	1,489	0.10(c)	0.54(c)	0.01(c)
Year ended 08/31/20	1.00	0.01	-	0.01	(0.01)	-	(0.01)	1.00	0.65	3,004	0.30	0.50	0.65
Year ended 08/31/19	1.00	0.01	-	0.01	(0.01)	-	(0.01)	1.00	1.22	1,117	0.36	0.51	1.22
Year ended 08/31/18	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.85	2,499	0.36	0.54	0.85
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.42	5,999	0.35	0.53	0.41
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.05	2,411	0.14	0.51	0.08

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)

Ratios are annualized and based on average daily net assets (000’s omitted) of $364, $123, $329,494, $136,108, $157 and $2,580 for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                             Short-Term Investments Trust

Notes to Financial Statements

February 28, 2021

(Unaudited)

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Invesco Tax-Free Cash Reserve Portfolio.

Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio and Invesco Government & Agency Portfolio currently offer eight different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class. On December 18, 2020, Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio and Invesco Government & Agency Portfolio began offering CAVU Securities class shares. Invesco STIC Prime Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio currently offer seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, and Invesco Tax-Free Cash Reserve Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations - Invesco Liquid Assets Portfolio’s and Invesco STIC Prime Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is

36                             Short-Term Investments Trust

recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Invesco Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

LIBOR Risk - Certain Funds may invest in financial instruments that utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Although many LIBOR rates will be phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. There remains uncertainty regarding the effect of the LIBOR transition process and therefore any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests

37                             Short-Term Investments Trust

cannot yet be determined. There is no assurance that the composition or characteristics of any alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to the Fund.

K.

Other Risks - Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million

Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%

Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%

Invesco Treasury Portfolio	0.15%	0.15%	0.15%

Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%

Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%

Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

For the six months ended February 28, 2021, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%

Invesco STIC Prime Portfolio	0.15%

Invesco Treasury Portfolio	0.15%

Invesco Government & Agency Portfolio	0.10%

Invesco Treasury Obligations Portfolio	0.13%

Invesco Tax-Free Cash Reserve Portfolio	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of

38                             Short-Term Investments Trust

Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class shares for each Fund as shown in the following table (the “expense limits”):

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class	CAVU Securities Class

Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%	0.18%

Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	–

Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%

Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%

Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%	–

Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%	–

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

For the six months ended February 28, 2021, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

Expense Limitation

Invesco Liquid Assets Portfolio	$445,515

Invesco STIC Prime Portfolio	140,069

Invesco Treasury Portfolio	3,560,492

Invesco Government & Agency Portfolio	-

Invesco Treasury Obligations Portfolio	145,759

Invesco Tax-Free Cash Reserve Portfolio	162,705

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

Voluntary fee waivers for the six months ended February 28, 2021 are shown below:

	Fund Level	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class

Invesco Liquid Assets Portfolio	$1,056	$3,855	$25	$316	$1,113	$248	$1

Invesco STIC Prime Portfolio	29,130	1,702	1,078	200	375	97	3

Invesco Treasury Portfolio	3,669,472	568,599	786,770	152,411	2,294,148	255,904	65,513

Invesco Government & Agency Portfolio	5,926,130	813,081	27,179	170,566	1,885,235	105,261	4,656

Invesco Treasury Obligations Portfolio	358,522	19,398	1,994	108	282,476	124	1,382

Invesco Tax-Free Cash Reserve Portfolio	96,319	13,122	6,842	1,958	111,968	2,046	2

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2021, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2021, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment

39                             Short-Term Investments Trust

Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class

Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2021, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2021, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains

Invesco Liquid Assets Portfolio	$51,476,404	$63,220,429	$-

Invesco STIC Prime Portfolio	6,690,224	6,470,000	-

Invesco Tax-Free Cash Reserve Portfolio	60,797,279	79,468,553	-

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

40                             Short-Term Investments Trust

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had a capital loss carryforward as of August 31, 2020, as follows:

Fund	Not Subject to Expiration	Total*

Invesco Liquid Assets Portfolio	$15,623	$15,623

Invesco Government & Agency Portfolio	189,476	189,476

Invesco Treasury Obligations Portfolio	59,505	59,505

Invesco Tax-Free Cash Reserve Portfolio	19,092	19,092

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At February 28, 2021
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

Invesco Liquid Assets Portfolio	$2,765,260,749	$298,965	$(4,916)	$294,049

Invesco STIC Prime Portfolio	207,849,938	710	(53)	657

Invesco Treasury Portfolio	21,212,842,178	-	(15,972)	(15,972)

Invesco Treasury Obligations Portfolio	1,342,620,029	-	(23,691)	(23,691)

*

For Invesco Treasury Portfolio and Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Government & Agency Portfolio and Invesco Tax-Free Cash Reserve Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 9–Share Information

Invesco Liquid Assets Portfolio

	Summary of Share Activity

	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	8,365,748,460	$8,369,320,010	15,429,264,962	$15,436,049,996

Private Investment Class	371,714	371,900	556,769	556,939

Cash Management Class	137	137	57,447,877	57,471,129

Reserve Class	6,289	6,292	64,898	64,918

Resource Class	-	-	601	601

Corporate Class	2	2	172,360	172,517

CAVU Securities Class(b)	99,960	100,000	-	-

41                             Short-Term Investments Trust

NOTE 9—Share Information—(continued)

	Summary of Share Activity

	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:
Institutional Class	175,660	$175,741	6,416,422	$6,418,790

Private Investment Class	112	112	32,532	32,543

Cash Management Class	208	208	81,549	81,575

Reserve Class	14	14	1,504	1,504

Resource Class	19	19	3,570	3,570

Corporate Class	10	10	2,984	2,984

Reacquired:
Institutional Class	(8,165,751,696)	(8,169,248,998)	(15,321,899,211)	(15,328,325,818)

Private Investment Class	(778,496)	(778,848)	(1,765,341)	(1,765,827)

Cash Management Class	(18,987)	(18,994)	(63,868,033)	(63,888,213)

Reserve Class	(6,798)	(6,801)	(90,719)	(90,751)

Resource Class	(3,372)	(3,374)	(1,265)	(1,265)

Corporate Class	-	-	(463,261)	(463,480)

Net increase in share activity	199,843,236	$199,917,430	105,958,198	$106,321,712

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 12% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 25% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

(b)	Commencement date of December 18, 2020.

42                             Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco STIC Prime Portfolio

	Summary of Share Activity

	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	771,985,595	$771,985,595	1,515,191,563	$1,515,273,645

Private Investment Class	9,000	9,000	46,700	46,700

Personal Investment Class	-	-	561	561

Cash Management Class	7,472	7,472	-	-

Reserve Class	1	1	281	281

Resource Class	-	-	182	182

Corporate Class	-	-	36	36

Issued as reinvestment of dividends:
Institutional Class	8,290	8,290	4,489,681	4,489,681

Private Investment Class	57	57	11,032	11,032

Personal Investment Class	19	19	2,832	2,832

Cash Management Class	7	7	3,278	3,278

Reserve Class	4	4	1,098	1,098

Resource Class	6	6	1,140	1,140

Corporate Class	2	2	215	215

Reacquired:
Institutional Class	(886,623,848)	(886,623,848)	(1,851,039,089)	(1,851,119,477)

Private Investment Class	(540,839)	(540,839)	(129,157)	(129,168)

Personal Investment Class	-	-	(48,590)	(48,594)

Cash Management Class	(7,472)	(7,472)	(99,534)	(99,535)

Reserve Class	(18,410)	(18,410)	(169,247)	(169,262)

Resource Class	-	-	(1,996)	(1,996)

Net increase (decrease) in share activity	(115,180,116)	$(115,180,116)	(331,739,014)	$(331,737,351)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 97% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

43                             Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco Treasury Portfolio

	Summary of Share Activity

	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	125,874,033,421	$125,874,033,421	182,665,163,108	$182,665,163,108

Private Investment Class	279,372,087	279,372,087	1,486,970,970	1,486,970,970

Personal Investment Class	758,065,321	758,065,321	2,422,880,087	2,422,880,087

Cash Management Class	467,103,837	467,103,837	861,417,932	861,417,932

Reserve Class	676,508,536	676,508,536	1,819,500,275	1,819,500,275

Resource Class	161,452,985	161,452,985	333,477,473	333,477,473

Corporate Class	2,948,766,705	2,948,766,705	6,641,915,581	6,641,915,581

CAVU Securities Class(b)	100,000	100,000	-	-

Issued as reinvestment of dividends:
Institutional Class	315,420	315,420	45,062,613	45,062,613

Private Investment Class	6,664	6,664	1,524,217	1,524,217

Personal Investment Class	14,391	14,391	2,137,800	2,137,800

Cash Management Class	18,164	18,164	3,199,903	3,199,903

Reserve Class	26,573	26,573	1,117,598	1,117,598

Resource Class	2,187	2,187	377,525	377,525

Corporate Class	15,235	15,235	2,642,981	2,642,981

Reacquired:
Institutional Class	(126,109,220,139)	(126,109,220,139)	(182,211,645,772)	(182,211,645,772)

Private Investment Class	(350,919,668)	(350,919,668)	(1,571,686,549)	(1,571,686,549)

Personal Investment Class	(724,185,574)	(724,185,574)	(2,503,448,761)	(2,503,448,761)

Cash Management Class	(396,686,979)	(396,686,979)	(889,341,613)	(889,341,613)

Reserve Class	(773,095,026)	(773,095,026)	(1,528,574,340)	(1,528,574,340)

Resource Class	(757,095,585)	(757,095,585)	(330,736,076)	(330,736,076)

Corporate Class	(3,596,109,875)	(3,596,109,875)	(5,940,044,504)	(5,940,044,504)

Net increase (decrease) in share activity	(1,541,511,320)	$(1,541,511,320)	1,311,910,448	$1,311,910,448

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 32% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement date of December 18, 2020.

44                             Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco Government & Agency Portfolio

	Summary of Share Activity

	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	106,170,322,604	$106,170,322,604	262,928,153,701	$262,928,153,701

Private Investment Class	718,708,800	718,708,800	2,584,479,157	2,584,479,157

Personal Investment Class	3,426,436	3,426,436	62,737,197	62,737,197

Cash Management Class	324,090,929	324,090,929	657,577,573	657,577,573

Reserve Class	647,890,632	647,890,632	1,172,921,187	1,172,921,187

Resource Class	747,096,515	747,096,515	1,825,896,962	1,825,896,962

Corporate Class	118,817,459	118,817,459	820,373,313	820,373,313

CAVU Securities Class(b)	1,649,734,121	1,649,734,121	-	-

Issued as reinvestment of dividends:
Institutional Class	1,147,871	1,147,871	73,415,945	73,415,945

Private Investment Class	30,131	30,131	3,046,192	3,046,192

Personal Investment Class	684	684	89,620	89,620

Cash Management Class	20,454	20,454	2,363,772	2,363,772

Reserve Class	32,364	32,364	1,290,595	1,290,595

Resource Class	7,240	7,240	1,403,826	1,403,826

Corporate Class	1,105	1,105	26,956	26,956

CAVU Securities Class	516	516	-	-

Reacquired:
Institutional Class	(100,506,064,038)	(100,506,064,038)	(262,745,539,103)	(262,745,539,103)

Private Investment Class	(788,351,529)	(788,351,529)	(2,538,024,638)	(2,538,024,638)

Personal Investment Class	(9,534,721)	(9,534,721)	(65,288,286)	(65,288,286)

Cash Management Class	(257,333,600)	(257,333,600)	(593,465,577)	(593,465,577)

Reserve Class	(570,445,141)	(570,445,141)	(1,070,559,836)	(1,070,559,836)

Resource Class	(704,361,472)	(704,361,472)	(1,864,768,437)	(1,864,768,437)

Corporate Class	(53,250,107)	(53,250,107)	(829,480,994)	(829,480,994)

CAVU Securities Class	(1,014,977,493)	(1,014,977,493)	-	-

Net increase in share activity	6,477,009,760	$6,477,009,760	426,649,125	$426,649,125

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 36% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement date of December 18, 2020.

45                             Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco Treasury Obligations Portfolio

	Summary of Share Activity

	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	1,124,418,886	$1,124,418,886	2,007,630,177	$2,007,630,177

Private Investment Class	6,792,567	6,792,567	17,752,712	17,752,712

Personal Investment Class	1,073,500	1,073,500	12,396,845	12,396,845

Cash Management Class	-	-	38,202,008	38,202,008

Reserve Class	175,671,023	175,671,023	108,199,892	108,199,892

Resource Class	6	6	2,952,538	2,952,538

Corporate Class	109	109	16,000,000	16,000,000

Issued as reinvestment of dividends:
Institutional Class	50,269	50,269	1,687,442	1,687,442

Private Investment Class	782	782	65,930	65,930

Personal Investment Class	37	37	282	282

Cash Management Class	14	14	16,009	16,009

Reserve Class	3,033	3,033	212,244	212,244

Resource Class	2	2	424	424

Corporate Class	474	474	11,998	11,998

Reacquired:
Institutional Class	(1,343,741,484)	(1,343,741,484)	(1,684,099,423)	(1,684,099,423)

Private Investment Class	(5,681,402)	(5,681,402)	(12,877,560)	(12,877,560)

Personal Investment Class	(1,209,492)	(1,209,492)	(11,767,016)	(11,767,016)

Cash Management Class	(87,667)	(87,667)	(39,771,691)	(39,771,691)

Reserve Class	(138,753,824)	(138,753,824)	(108,535,845)	(108,535,845)

Resource Class	-	-	(2,936,447)	(2,936,447)

Corporate Class	(2,925,000)	(2,925,000)	(5,580,000)	(5,580,000)

Net increase (decrease) in share activity	(184,388,167)	$(184,388,167)	339,560,519	$339,560,519

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 43% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 41% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

46                             Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco Tax-Free Cash Reserve Portfolio

	Summary of Share Activity

	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	54,519,050	$54,519,050	310,891,005	$310,891,005

Private Investment Class	1,862,928	1,862,928	11,295,911	11,295,911

Personal Investment Class	3,438,403	3,438,403	11,189,176	11,189,176

Cash Management Class	2,878,349	2,878,349	7,389,500	7,389,500

Reserve Class	11,527,155	11,527,155	58,297,928	58,297,928

Resource Class	217,349	217,349	4,102,971	4,102,971

Corporate Class	-	-	10	10

Issued as reinvestment of dividends:
Institutional Class	4,526	4,526	770,263	770,263

Private Investment Class	430	430	106,524	106,524

Personal Investment Class	126	126	7,119	7,119

Cash Management Class	140	140	164,121	164,121

Reserve Class	1,299	1,299	50,307	50,307

Resource Class	130	130	21,121	21,121

Corporate Class	-	-	75	75

Reacquired:
Institutional Class	(78,632,731)	(78,632,731)	(321,704,515)	(321,704,515)

Private Investment Class	(1,678,522)	(1,678,522)	(21,755,886)	(21,755,886)

Personal Investment Class	(5,905,207)	(5,905,207)	(10,154,592)	(10,154,592)

Cash Management Class	(3,792,506)	(3,792,506)	(29,359,631)	(29,359,631)

Reserve Class	(16,978,582)	(16,978,582)	(51,528,118)	(51,528,118)

Resource Class	(1,732,207)	(1,732,207)	(2,237,435)	(2,237,435)

Net increase (decrease) in share activity	(34,269,870)	$(34,269,870)	(32,454,146)	$(32,454,146)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 78% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10—Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Funds’ ability to achieve their investment objectives. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

47                             Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Resource Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2020 through February 28, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
Resource Class	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
Invesco Liquid Assets Portfolio	$1,000.00	$999.90	$1.19	$1,023.60	$1.20	0.24%
Invesco STIC Prime Portfolio	1,000.00	1,000.10	0.79	1,024.00	0.80	0.16
Invesco Treasury Portfolio	1,000.00	1,000.10	0.84	1,023.95	0.85	0.17
Invesco Government & Agency Portfolio	1,000.00	1,000.10	0.69	1,024.10	0.70	0.14
Invesco Treasury Obligations Portfolio	1,000.00	1,000.10	0.64	1,024.15	0.65	0.13
Invesco Tax-Free Cash Reserve Portfolio	1,000.00	1,000.10	0.50	1,024.30	0.50	0.10

[1]

The actual ending account value is based on the actual total return of the Funds for the period September 1, 2020 through February 28, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

48                             Short-Term Investments Trust

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-SAR-4

Semiannual Report to Shareholders	February 28, 2021
Private Investment Class
Short-Term Investments Trust (STIT)
Invesco Liquid Assets Portfolio
Invesco STIC Prime Portfolio
Invesco Treasury Portfolio
Invesco Government & Agency Portfolio
Invesco Treasury Obligations Portfolio
Invesco Tax-Free Cash Reserve Portfolio

2	Fund Data
3	Schedules of Investments
29	Financial Statements
35	Financial Highlights
36	Notes to Financial Statements
48	Fund Expenses

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2021, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Private Investment Class data as of 2/28/21
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Invesco Liquid Assets[1]	33 - 52 days	40 days	66 days	$3.1 million
Invesco STIC Prime[1]	5 - 15 days	10 days	11 days	744.4 thousand
Invesco Treasury[2]	25 - 47 days	41 days	107 days	351.3 million
Invesco Government & Agency[2]	19 - 34 days	34 days	116 days	512.5 million
Invesco Treasury Obligations[2]	47 - 58 days	50 days	116 days	15.5 million
Invesco Tax-Free Cash Reserve[3]	8 - 16 days	14 days	14 days	10.3 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2	You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

3	You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2	Short-Term Investments Trust

Schedule of Investments
February 28, 2021
(Unaudited)
Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-45.27%(a)
Asset-Backed Securities - Fully Supported-2.75%
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.23%	03/02/2021	$ 21,000	$ 20,999,952
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.26%	05/07/2021	55,000	54,988,484
				75,988,436

Asset-Backed Securities - Fully Supported Bank-12.18%
Anglesea Funding LLC (Multi - CEP’s), (1 mo. USD LIBOR + 0.08%)(b)(c)(d)	0.19%	04/13/2021	50,000	50,001,937
Anglesea Funding LLC (Multi - CEP’s), (1 mo. USD LIBOR + 0.08%)(b)(c)(d)	0.20%	05/05/2021	25,000	25,001,531
Bedford Row Funding Corp. (CEP - Royal Bank of Canada), (3 mo. USD LIBOR + 0.08%)(b)(c)(d)	0.30%	10/21/2021	10,000	10,004,149
Concord Minutemen Capital Co. LLC (Multi - CEP’s)(b)(c)	0.15%-0.17%	05/10/2021	31,580	31,570,206
Concord Minutemen Capital Co. LLC (Multi - CEP’s)(b)(c)	0.15%	04/20/2021	10,000	9,998,049
Concord Minutemen Capital Co. LLC (CEP - Goldman Sachs International)(b)	0.39%	06/14/2021	20,000	19,989,179
Crown Point Capital Co. LLC (CEP - Credit Suisse AG)(b)(c)	0.28%	04/28/2021	25,000	25,005,531
LMA Americas LLC (CEP - Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.20%	09/03/2021	40,000	39,965,797
Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(b)(c)	0.20%	04/20/2021	13,752	13,749,316
Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(b)(c)	0.20%	05/05/2021	20,971	20,965,491
Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(b)(c)	0.20%	05/07/2021	16,657	16,652,489
Versailles Commercial Paper LLC (CEP - Natixis S.A.)(c)	0.25%	04/01/2021	35,000	34,995,976
Versailles Commercial Paper LLC (CEP - Natixis S.A.), (1 mo. USD LIBOR + 0.10%)(b)(c)(d)	0.22%	04/07/2021	14,000	14,000,253
Versailles Commercial Paper LLC (CEP - Natixis S.A.)(c)	0.18%	05/05/2021	25,000	24,993,432
				336,893,336

Consumer Finance-1.81%
Toyota Finance Australia Ltd. (Australia)(c)	0.19%	05/17/2021	50,000	49,980,162

Diversified Banks-23.89%
ANZ New Zealand (Int’l) Ltd. (3 mo. USD LIBOR + 0.00%)(b)(c)(d)	0.19%	08/04/2021	40,000	40,000,000
Barclays U.S. CCP Funding LLC (Multi - CEP’s)(b)(c)	0.21%	06/08/2021	30,000	29,987,254
Barclays U.S. CCP Funding LLC (United Kingdom)(b)(c)	0.28%	04/12/2021	20,000	19,996,792
Barclays U.S. CCP Funding LLC(b)(c)	0.24%	05/05/2021	25,000	24,992,213
BNG Bank N.V. (Netherlands)(b)(c)	0.07%	03/02/2021	75,000	74,999,828
DBS Bank Ltd. (Singapore)(b)(c)	0.23%	05/12/2021	20,000	19,994,700
DBS Bank Ltd. (Singapore)(b)(c)	0.25%	06/07/2021	25,000	24,989,894
DBS Bank Ltd. (Singapore)(b)(c)	0.17%	08/19/2021	24,000	23,979,651
Dexia Credit Local S.A. (France)(b)(c)	0.17%	04/26/2021	40,000	39,993,062
DNB Bank ASA (Norway)(b)(c)	0.20%	07/07/2021	37,800	37,780,848
HSBC Bank PLC (United Kingdom)(b)(c)	0.26%	10/08/2021	25,000	24,968,615
Lloyds Bank PLC (United Kingdom)(c)	0.20%	05/04/2021	10,025	10,022,371
National Australia Bank Ltd. (3 mo. USD LIBOR + 0.06%) (Australia)(b)(c)(d)	0.26%	11/10/2021	50,000	50,025,916
NRW Bank (Germany)(b)(c)	0.08%	03/08/2021	30,000	29,999,577
Royal Bank of Canada (3 mo. USD LIBOR + 0.11%)(b)(c)(d)	0.33%	06/11/2021	15,000	15,005,979
Royal Bank of Canada (3 mo. USD LIBOR + 0.04%)(c)(d)	0.28%	10/01/2021	25,000	25,009,472
Swedbank AB (Sweden)(c)	0.18%	07/26/2021	50,000	49,970,906
Toronto-Dominion Bank (The) (Canada)(b)(c)	0.07%	03/05/2021	25,000	24,999,771
Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.09%) (Canada)(b)(c)(d)	0.31%	07/20/2021	10,000	10,004,438
United Overseas Bank Ltd. (Singapore)(b)(c)	0.19%	07/02/2021	19,000	18,989,581

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3	Short-Term Investments Trust

Schedule of Investments–(continued)
Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks-(continued)
United Overseas Bank Ltd. (Singapore)(b)(c)	0.27%	09/28/2021	$ 25,000	$ 24,973,405
United Overseas Bank Ltd. (Singapore)(b)(c)	0.28%	10/04/2021	25,000	24,972,800
Westpac Securities NZ Ltd. (3 mo. USD LIBOR + 0.05%)(b)(c)(d)	0.26%	07/30/2021	15,000	15,005,274
				660,662,347

Diversified Capital Markets-1.81%
UBS AG (3 mo. USD LIBOR + 0.07%)(b)(c)(d)	0.31%	10/04/2021	10,000	10,001,165
UBS AG (3 mo. USD LIBOR + 0.12%)(b)(c)(d)	0.35%	10/14/2021	10,000	10,005,260
UBS AG (3 mo. USD LIBOR + 0.15%) (United Kingdom)(b)(c)(d)	0.34%	11/18/2021	30,000	30,022,462
				50,028,887

Investment Banking & Brokerage-1.08%
Goldman Sachs International(b)	0.17%	07/07/2021	30,000	29,980,427

Regional Banks-1.75%
ASB Finance Ltd.(b)(c)	0.22%	05/03/2021	25,000	24,995,865
ASB Finance Ltd.(b)(c)	0.25%	07/16/2021	5,000	4,997,574
BNZ International Funding Ltd.(b)(c)	0.20%	05/06/2021	18,250	18,246,805
				48,240,244
Total Commercial Paper (Cost $1,251,548,476)				1,251,773,839

Certificates of Deposit-26.47%
Bank of Nova Scotia (3 mo. USD LIBOR + 0.05%)(c)(d)	0.24%	11/09/2021	20,000	20,009,020
Canadian Imperial Bank of Commerce(c)	0.07%	03/01/2021	131,000	131,000,000
Credit Agricole Corporate and Investment Bank(c)	0.07%	03/01/2021	31,000	31,000,000
DNB Bank ASA(c)	0.07%	03/01/2021	93,000	93,000,000
KBC Bank N.V.(c)	0.07%	03/05/2021	40,000	39,999,944
Mizuho Bank Ltd.(c)	0.07%	03/01/2021	101,000	101,000,000
MUFG Bank Ltd.(c)	0.24%	03/30/2021	25,000	25,003,191
Rabobank Nederland(c)	0.07%	03/01/2021	131,000	131,000,000
Royal Bank of Canada (3 mo. USD LIBOR + 0.04%)(c)(d)	0.28%	10/07/2021	25,000	25,009,743
Sumitomo Mitsui Trust Bank Ltd.(c)	0.07%	03/05/2021	20,000	19,999,972
Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.11%)(c)(d)	0.34%	06/10/2021	15,000	15,005,918
Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.07%) (Canada)(c)(d)	0.30%	10/08/2021	25,000	25,007,492
Toronto-Dominion Bank (The) (SOFR + 0.20%)(c)(d)	0.24%	02/16/2022	25,000	25,008,442
Westpac Banking Corp. (3 mo. USD LIBOR + 0.12%)(c)(d)	0.35%	07/08/2021	50,000	50,027,326
Total Certificates of Deposit (Cost $732,000,000)				732,071,048

Variable Rate Demand Notes-3.62%(e)
Credit Enhanced-3.62%
Capital Area Housing Finance Corp. (Cypress Creek at River Apartments); Series 2006, VRD RB (LOC - Citibank N.A.)(f)(g)	0.08%	10/01/2039	565	565,000
Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(g)	0.16%	04/01/2047	9,300	9,299,999
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(g)	0.15%	05/01/2037	2,600	2,600,000
New York (State of) Housing Finance Agency (160 Madison Avenue); Series 2013 B, VRD RB (LOC - Landesbank Hessen-Thueringen Girozentrale)(c)(g)	0.04%	11/01/2046	3,400	3,400,000
New York (State of) Housing Finance Agency (455 West 37th Street Housing); Series 2007 B, VRD RB (LOC - Landesbank Hessen-Thueringen Girozentrale)(c)(g)	0.04%	05/01/2041	2,200	2,200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Short-Term Investments Trust

Schedule of Investments–(continued)
Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced-(continued)
University of Texas System Board of Regents; Subseries 2016 G-2, VRD RB	0.08%	08/01/2045	$ 82,040	$ 82,040,000
Total Variable Rate Demand Notes (Cost $100,104,999)				100,104,999

U.S. Dollar Denominated Bonds & Notes-1.21%
Diversified Banks-1.21%
Australia & New Zealand Banking Group Ltd. (3 mo. USD LIBOR + 0.99%) (Australia)(b)(c)(d)(Cost $33,482,203)	1.18%	06/01/2021	33,400	33,479,841
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-76.57% (Cost $2,117,135,678)				2,117,429,727

			Repurchase Amount
Repurchase Agreements-23.44%(h)
BMO Capital Markets Corp., joint agreement dated 02/26/2021, aggregate maturing value of $75,001,250 (collateralized by domestic agency and non-agency asset-backed securities, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $77,832,247; 0.00% - 8.00%; 05/26/2021 - 01/20/2071)	0.20%	03/01/2021	15,000,250	15,000,000
BMO Capital Markets Corp., joint term agreement dated 02/23/2021, aggregate maturing value of $100,003,889 (collateralized by U.S. government sponsored agency obligations, domestic agency and non-agency asset-backed securities, domestic agency and non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $106,785,867; 0.00% - 11.50%; 07/12/2021 - 02/15/2078)(i)	0.20%	03/02/2021	27,001,050	27,000,000
BMO Capital Markets Corp., joint term agreement dated 02/24/2021, aggregate maturing value of $25,001,215 (collateralized by domestic agency and non-agency asset-backed securities, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $26,149,368; 0.00% - 7.75%; 08/05/2021 - 03/25/2051)(i)	0.25%	03/03/2021	10,000,486	10,000,000
Citigroup Global Markets, Inc., joint open agreement dated 01/22/2021 (collateralized by domestic and foreign corporate obligations valued at $203,500,001; 2.75% - 9.25%; 06/15/2021 - 02/01/2061)(j)	0.61%	-	-	8,000,000
Citigroup Global Markets, Inc., joint open agreement dated 10/28/2020 (collateralized by domestic and foreign corporate obligations valued at $55,000,001; 2.98% - 8.00%; 08/03/2022 - 06/01/2050)(j)	0.57%	-	-	10,000,000
Citigroup Global Markets, Inc., open agreement dated 10/02/2020 (collateralized by domestic and foreign corporate obligations valued at $55,000,001; 2.80% - 11.50%; 01/26/2022 - 06/03/2050)(j)	0.58%	-	-	50,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 02/23/2021, aggregate maturing value of $410,014,350 (collateralized by a domestic non-agency asset-backed security, U.S. Treasury obligations, domestic commercial paper, domestic non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $428,838,244; 0.75% - 7.38%; 05/04/2021 - 06/25/2065)(c)(i)	0.18%	03/02/2021	60,002,100	60,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/24/2021, aggregate maturing value of $25,001,069 (collateralized by domestic non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $27,500,000; 0.00% - 40.00%; 03/08/2024 - 01/25/2065)(c)(i)	0.22%	03/03/2021	5,000,214	5,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/24/2021, aggregate maturing value of $50,002,236 (collateralized by domestic non-agency asset-backed securities, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities and a U.S. government sponsored agency obligation valued at $54,983,384; 0.00% - 83.62%; 04/15/2021 - 05/25/2065)(c)(i)	0.23%	03/03/2021	20,000,894	20,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Short-Term Investments Trust

Schedule of Investments–(continued)
Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/24/2021, aggregate maturing value of $60,002,333 (collateralized by domestic agency and non-agency asset-backed securities, a domestic corporate obligation and domestic non-agency mortgage-backed securities valued at $63,000,000; 0.45% - 4.53%; 11/15/2022 - 12/25/2059)(c)(i)	0.20%	03/03/2021	$ 20,000,778	$ 20,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/26/2021, aggregate maturing value of $10,000,000 (collateralized by a foreign non-agency asset-backed security and domestic non-agency mortgage-backed securities valued at $10,500,001; 3.27% - 4.56%; 04/22/2030 - 06/16/2051)(c)(d)	0.37%	04/05/2021	2,000,000	2,000,000
ING Financial Markets, LLC, joint agreement dated 02/26/2021, aggregate maturing value of $25,000,521 (collateralized by domestic and foreign corporate obligations and a domestic agency mortgage-backed security valued at $26,186,884; 2.25% - 7.63%; 03/15/2022 - 08/20/2049)(c)	0.25%	03/01/2021	10,000,208	10,000,000
J.P. Morgan Securities LLC, joint open agreement dated 04/06/2020 (collateralized by domestic and foreign non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $31,500,194; 0.00% - 7.78%; 05/13/2026 - 09/25/2064)(j)	0.54%	-	-	15,000,000
J.P. Morgan Securities LLC, joint open agreement dated 04/28/2020 (collateralized by domestic and foreign corporate obligations valued at $110,000,001; 0.00% - 12.00%; 06/04/2021 - 05/01/2034(j)	0.37%	-	-	65,000,000
J.P. Morgan Securities LLC, joint open agreement dated 09/18/2020 (collateralized by domestic and foreign equity securities valued at $15,753,109; 0.00% - 8.38%)(j)	0.27%	-	-	7,000,000
Mitsubishi UFJ Trust & Banking Corp., joint open agreement dated 02/23/2021 (collateralized by domestic corporate obligations valued at $52,500,001; 1.49% - 7.43%; 01/15/2026 - 01/15/2046)(c)(j)	0.20%	-	-	25,000,000
Mizuho Securities (USA) LLC, joint open agreement dated 01/06/2021 (collateralized by domestic and foreign equity securities valued at $52,500,175; 0.00%)(c)(j)	0.22%	-	-	10,000,000
Mizuho Securities (USA) LLC, joint open agreement dated 01/26/2021 (collateralized by domestic and foreign equity securities valued at $52,500,096; 0.00%)(c)(j)	0.22%	-	-	20,000,000
RBC Capital Markets LLC, joint agreement dated 02/26/2021, aggregate maturing value of $100,001,667 (collateralized by domestic and foreign corporate obligations valued at $105,000,002; 0.34% - 6.60%; 03/08/2021 - 03/15/2077)	0.20%	03/01/2021	30,000,500	30,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign corporate obligations valued at $91,804,416; 0.88% - 11.88%; 06/27/2022 - 03/11/2061)(c)(j)	0.18%	-	-	55,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign non-agency asset-backed securities, domestic non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $63,676,886; 0.00% - 13.00%; 03/15/2021 - 07/15/2080)(c)(j)	0.25%	-	-	25,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/26/2021, aggregate maturing value of $800,001,333 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $816,000,060; 1.63% - 5.00%; 08/15/2022 - 11/20/2050)	0.02%	03/01/2021	159,125,336	159,125,071
Total Repurchase Agreements (Cost $648,125,071)				648,125,071
TOTAL INVESTMENTS IN SECURITIES(k)(l)-100.01% (Cost $2,765,260,749)				2,765,554,798
OTHER ASSETS LESS LIABILITIES-(0.01)%				(394,967)
NET ASSETS-100.00%				$ 2,765,159,831

Investment Abbreviations:

CEP	-Credit Enhancement Provider
LIBOR	-London Interbank Offered Rate
LOC	-Letter of Credit
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Short-Term Investments Trust

Schedule of Investments–(continued)
Invesco Liquid Assets Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2021 was $1,099,581,360, which represented 39.77% of the Fund’s Net Assets.

(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 13.1%; Netherlands: 12.4%; Canada: 11.8%; Japan: 9.4%; Australia: 6.3%; Switzerland: 5.9%; Singapore: 5.0%; other countries less than 5% each: 17.0%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2021.

(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2021.

(f)	Security subject to the alternative minimum tax.

(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(h)	Principal amount equals value at period end. See Note 1I.

(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

(j)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(l)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity
In days, as of 02/28/2021

1-7	37.1%
8-30	2.0
31-60	7.6
61-90	11.6
91-180	15.3
181+	26.4

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Short-Term Investments Trust

Schedule of Investments
February 28, 2021 (Unaudited)
Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-33.22%(a) Asset-Backed Securities - Fully Supported Bank-14.42% Anglesea Funding LLC (Multi - CEP’s)(b)(c)	0.14%	03/15/2021	$7,000	$6,999,639
Cancara Asset Securitisation LLC (CEP - Lloyds TSB Bank PLC)(c)	0.14%	03/18/2021	5,000	4,999,687
Concord Minutemen Capital Co. LLC (Multi - CEP’s)(b)(c)	0.14%	04/09/2021	5,000	4,999,261
Institutional Secured Funding LLC (Multi - CEP’s)(b)(c)	0.18%	03/01/2021	5,000	5,000,000
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.20%	03/03/2021	8,000	7,999,964
				29,998,551

Diversified Banks-13.99%
Barclays U.S. CCP Funding LLC (United Kingdom)(b)(c)	0.13%	03/26/2021	7,000	6,999,356
China Construction Bank Corp.(b)(c)	0.18%	04/12/2021	2,095	2,094,530
Industrial & Commercial Bank of China Ltd.(b)(c)	0.22%	03/15/2021	7,000	6,999,620
NRW Bank (Germany)(b)(c)	0.08%	03/08/2021	7,000	6,999,901
Swedbank AB (Sweden)(c)	0.15%	03/08/2021	6,000	5,999,905
				29,093,312
Specialized Finance-1.44%
Chesham Finance LLC (Multi - CEP’s) (Cayman Islands)(b)(c)	0.10%	03/01/2021	3,000	3,000,000
Thrifts & Mortgage Finance-3.37%
Nationwide Building Society (United Kingdom)(b)(c)	0.13%	03/29/2021	7,000	6,999,371
Total Commercial Paper (Cost $69,090,779)				69,091,234
Certificates of Deposit-19.47%
Canadian Imperial Bank of Commerce(c)	0.07%	03/01/2021	2,000	2,000,000
DNB Bank ASA(c)	0.07%	03/01/2021	15,000	15,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(c)	0.14%	04/05/2021	6,000	6,000,213
Oversea-Chinese Banking Corp. Ltd.(c)	0.17%	03/01/2021	8,000	8,000,000
Rabobank Nederland(c)	0.07%	03/01/2021	2,000	2,000,000
Sumitomo Mitsui Trust Bank Ltd.(c)	0.07%	03/05/2021	7,500	7,499,989
Total Certificates of Deposit (Cost $40,500,000)				40,500,202
Variable Rate Demand Notes-16.19%(d)
Credit Enhanced-16.19%
Capital Area Housing Finance Corp. (Cypress Creek at River Apartments); Series 2006, VRD RB (LOC - Citibank N.A.)(e)(f)	0.08%	10/01/2039	9,300	9,300,000
Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(f)	0.16%	04/01/2047	7,800	7,800,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(f)	0.15%	05/01/2037	3,160	3,160,000
Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD RB (CEP - FHLMC)(e)	0.10%	06/01/2041	220	220,000
University of Texas System Board of Regents; Subseries 2016 G-2, VRD RB	0.08%	08/01/2045	8,200	8,200,000
Ziegler Realty LLC; Series 2007, VRD Notes (LOC - Wells Fargo Bank N.A.)(b)(f)	0.11%	01/01/2033	5,000	5,000,000
Total Variable Rate Demand Notes (Cost $33,680,000)				33,680,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-68.88% (Cost $143,270,779)				143,271,436

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Short-Term Investments Trust

Schedule of Investments–(continued)
Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Repurchase Agreements-31.05%(g)
BMO Capital Markets Corp., joint term agreement dated 02/23/2021, aggregate maturing value of $100,003,889 (collateralized by U.S. government sponsored agency obligations, domestic agency and non-agency asset-backed securities, domestic agency and non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $106,785,867; 0.00% - 11.50%; 07/12/2021 - 02/15/2078)(h)	0.20%	03/02/2021	$3,000,117	$3,000,000
BMO Capital Markets Corp., joint term agreement dated 02/24/2021, aggregate maturing value of $25,001,215 (collateralized by domestic agency and non-agency asset-backed securities, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $26,149,368; 0.00% - 7.75%; 08/05/2021 - 03/25/2051)(h)	0.25%	03/03/2021	3,000,146	3,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 02/23/2021, aggregate maturing value of $410,014,350 (collateralized by a domestic non-agency asset-backed security, U.S. Treasury obligations, domestic commercial paper, domestic non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $428,838,244; 0.75% - 7.38%; 05/04/2021 - 06/25/2065)(c)(h)	0.18%	03/02/2021	7,000,245	7,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/26/2021, aggregate maturing value of $10,000,000 (collateralized by a foreign non-agency asset-backed security and domestic non-agency mortgage-backed securities valued at $10,500,001; 3.27% - 4.56%; 04/22/2030 - 06/16/2051)(c)(i)	0.37%	04/05/2021	8,000,000	8,000,000
ING Financial Markets, LLC, joint agreement dated 02/26/2021, aggregate maturing value of $25,000,521 (collateralized by domestic and foreign corporate obligations and a domestic agency mortgage-backed security valued at $26,186,884; 2.25% - 7.63%; 03/15/2022 - 08/20/2049)(c)	0.25%	03/01/2021	5,000,104	5,000,000
J.P. Morgan Securities LLC, joint open agreement dated 09/18/2020 (collateralized by domestic and foreign equity securities valued at $15,753,109; 0.00% - 8.38%)(j)	0.27%	-	-	8,000,000
Mitsubishi UFJ Trust & Banking Corp., joint open agreement dated 02/23/2021 (collateralized by domestic corporate obligations valued at $52,500,001; 1.49% - 7.43%; 01/15/2026 - 01/15/2046)(c)(j)	0.20%	-	-	7,000,000
RBC Capital Markets LLC, joint agreement dated 02/26/2021, aggregate maturing value of $100,001,667 (collateralized by domestic and foreign corporate obligations valued at $105,000,002; 0.34% - 6.60%; 03/08/2021 - 03/15/2077)	0.20%	03/01/2021	8,000,133	8,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign non-agency asset-backed securities, domestic non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $63,676,886; 0.00% - 13.00%; 03/15/2021 - 07/15/2080)(c)(j)	0.25%	-	-	5,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/26/2021, aggregate maturing value of $800,001,333 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $816,000,060; 1.63% - 5.00%; 08/15/2022 - 11/20/2050)	0.02%	03/01/2021	10,579,177	10,579,159
Total Repurchase Agreements (Cost $64,579,159)				64,579,159
TOTAL INVESTMENTS IN SECURITIES(k)(l)-99.93% (Cost $207,849,938)				207,850,595
OTHER ASSETS LESS LIABILITIES-0.07%				145,568
NET ASSETS-100.00%				$207,996,163

Investment Abbreviations:

CEP	-Credit Enhancement Provider

FHLMC	-Federal Home Loan Mortgage Corp.

LOC	-Letter of Credit

RB	-Revenue Bonds

VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco STIC Prime Portfolio

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2021 was $70,891,642, which represented 34.08% of the Fund’s Net Assets.

(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 11.1%; Japan: 10.7%; United Kingdom: 9.1%; Netherlands: 9.1%; Norway: 7.2%; Germany: 6.3%; Switzerland: 6.3%; other countries less than 5% each: 12.1%.

(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2021.

(e)	Security subject to the alternative minimum tax.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)	Principal amount equals value at period end. See Note 1I.

(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2021.

(j)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(k)	Also represents cost for federal income tax purposes.

(l)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
DNB ASA	7.2%

Portfolio Composition by Maturity

In days, as of 02/28/2021

1-7	67.7%
8-30	18.7
31-60	13.6
61-90	0.0
91-180	0.0
181+	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Short-Term Investments Trust

Schedule of Investments
February 28, 2021 (Unaudited)
Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-55.18%
U.S. Treasury Bills-30.56%(a)
U.S. Treasury Bills	0.02%-0.09%	03/02/2021	$650,000	$649,999,143
U.S. Treasury Bills	0.09%	03/04/2021	300,000	299,997,875
U.S. Treasury Bills	0.09%	03/09/2021	250,000	249,995,000
U.S. Treasury Bills	0.08%-0.12%	03/23/2021	550,000	549,966,992
U.S. Treasury Bills	0.18%-0.26%	03/25/2021	400,000	399,938,667
U.S. Treasury Bills	0.12%	03/30/2021	200,000	199,981,472
U.S. Treasury Bills	0.09%-0.11%	04/08/2021	500,000	499,947,222
U.S. Treasury Bills	0.08%	04/13/2021	50,000	49,995,133
U.S. Treasury Bills	0.09%	04/15/2021	500,000	499,943,750
U.S. Treasury Bills	0.08%-0.10%	04/20/2021	250,000	249,970,139
U.S. Treasury Bills	0.12%	04/22/2021	250,000	249,958,472
U.S. Treasury Bills	0.09%	04/27/2021	50,000	49,992,875
U.S. Treasury Bills	0.11%	04/29/2021	250,000	249,954,931
U.S. Treasury Bills	0.11%	05/06/2021	250,000	249,949,583
U.S. Treasury Bills	0.08%	05/18/2021	300,000	299,949,625
U.S. Treasury Bills	0.10%	05/20/2021	200,000	199,955,556
U.S. Treasury Bills	0.08%	05/27/2021	300,000	299,945,624
U.S. Treasury Bills	0.09%	07/15/2021	250,000	249,915,000
U.S. Treasury Bills	0.10%	07/22/2021	250,000	249,905,659
U.S. Treasury Bills	0.09%	07/29/2021	200,000	199,929,167
U.S. Treasury Bills	0.14%	08/12/2021	150,000	149,904,333
U.S. Treasury Bills	0.14%	10/07/2021	100,000	99,914,444
U.S. Treasury Bills	0.14%	11/04/2021	100,000	99,907,000
U.S. Treasury Bills	0.11%	12/02/2021	150,000	149,873,500
				6,448,791,162
U.S. Treasury Notes-24.62% U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	0.18%	04/30/2021	638,500	638,472,656
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.22%)(b)	0.26%	07/31/2021	500,000	499,992,567
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.30%)(b)	0.34%	10/31/2021	450,000	450,234,613
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	0.19%	01/31/2022	500,000	499,846,077
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)(b)	0.15%	04/30/2022	744,000	744,521,239
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.10%	07/31/2022	450,000	450,011,650
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.10%	10/31/2022	605,000	604,982,768
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	0.09%	01/31/2023	100,000	100,000,000
U.S. Treasury Notes	2.25%	03/31/2021	175,000	175,267,091
U.S. Treasury Notes	1.38%	01/31/2022	200,000	202,379,603
U.S. Treasury Notes	1.50%	01/31/2022	165,000	167,153,403
U.S. Treasury Notes	1.88%	01/31/2022	200,000	203,302,196
U.S. Treasury Notes	2.50%	02/15/2022	100,000	102,324,403

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Short-Term Investments Trust

Schedule of Investments–(continued)
Invesco Treasury Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes-(continued)
U.S. Treasury Notes	1.13%	02/28/2022	$100,000	$101,041,695
U.S. Treasury Notes	2.38%	03/15/2022	250,000	255,956,574
				5,195,486,535
Total U.S. Treasury Securities (Cost $11,644,277,697)				11,644,277,697
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-55.18% (Cost $11,644,277,697)				11,644,277,697

			Repurchase
			Amount
Repurchase Agreements-45.34%(c)
ABN AMRO Bank N.V., agreement dated 02/26/2021, maturing value of $450,000,375 (collateralized by U.S. Treasury obligations valued at $459,000,036; 1.50% - 2.88%; 10/31/2023 - 02/15/2030)	0.01%	03/01/2021	450,000,375	450,000,000
Bank of Nova Scotia, joint agreement dated 02/26/2021, aggregate maturing value of $500,000,417 (collateralized by U.S. Treasury obligations valued at $510,000,037; 0.00% - 8.00%; 02/28/2021 - 02/15/2051)	0.01%	03/01/2021	497,846,913	497,846,498
BofA Securities, Inc., agreement dated 02/26/2021, maturing value of $750,000,625 (collateralized by U.S. Treasury obligations valued at $765,000,048; 2.25% - 5.00%; 05/15/2037 - 08/15/2046)	0.01%	03/01/2021	750,000,625	750,000,000
BofA Securities, Inc., joint term agreement dated 01/29/2021, aggregate maturing value of $600,042,667 (collateralized by U.S. Treasury obligations valued at $612,000,004; 2.75% - 4.38%; 02/15/2038 - 11/15/2048)(d)	0.08%	03/02/2021	400,028,444	400,000,000
Citigroup Global Markets, Inc., joint agreement dated 02/26/2021, aggregate maturing value of $900,000,750 (collateralized by U.S. Treasury obligations valued at $918,000,051; 0.00% - 4.38%; 11/15/2039 - 08/15/2048)	0.01%	03/01/2021	120,902,858	120,902,757
Citigroup Global Markets, Inc., joint term agreement dated 02/25/2021, aggregate maturing value of $300,001,750 (collateralized by U.S. Treasury obligations valued at $306,000,103; 0.00% - 4.38%; 11/15/2039 - 02/15/2051)(d)	0.03%	03/04/2021	120,000,700	120,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 02/26/2021, aggregate maturing value of $1,200,001,000 (collateralized by U.S. Treasury obligations valued at $1,224,000,007; 0.13% - 3.88%; 02/28/2021 -02/15/2051)	0.01%	03/01/2021	433,387,284	433,386,923
Credit Agricole Corporate & Investment Bank, joint agreement dated 02/26/2021, aggregate maturing value of $250,000,417 (collateralized by U.S. Treasury obligations valued at $254,891,510; 0.13%; 04/15/2022)	0.02%	03/01/2021	100,000,167	100,000,000
DNB Bank ASA, agreement dated 02/26/2021, maturing value of $400,000,333 (collateralized by U.S. Treasury obligations valued at $408,000,086; 0.13% -2.88%; 04/15/2021 - 02/15/2030)	0.01%	03/01/2021	400,000,333	400,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 02/26/2021, maturing value of $100,000,083 (collateralized by U.S. Treasury obligations valued at $102,000,012; 0.00% - 1.88%; 02/24/2022 -06/30/2024)	0.01%	03/01/2021	100,000,083	100,000,000
Fixed Income Clearing Corp. - Bank of Nova Scotia, joint agreement dated 02/26/2021, aggregate maturing value of $1,500,002,500 (collateralized by U.S. Treasury obligations valued at $1,534,464,217; 0.50% - 3.13%; 11/15/2024 - 11/15/2028)	0.02%	03/01/2021	300,000,500	300,000,000
Fixed Income Clearing Corp. - BNP Paribas Securities Corp., joint agreement dated 02/26/2021, aggregate maturing value of $500,001,250 (collateralized by U.S. Treasury obligations valued at $513,585,841; 2.88%; 05/15/2043)	0.03%	03/01/2021	200,000,500	200,000,000
Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/26/2021, maturing value of $250,000,208 (collateralized by U.S. Treasury obligations valued at $255,000,061; 2.25% - 2.38%; 08/15/2049 - 11/15/2049)	0.01%	03/01/2021	250,000,208	250,000,000
Goldman Sachs & Co., agreement dated 02/26/2021, maturing value of $250,000,208 (collateralized by U.S. Treasury obligations valued at $255,000,051; 0.00% - 0.25%; 09/30/2025 - 02/15/2049)	0.01%	03/01/2021	250,000,208	250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Short-Term Investments Trust

Schedule of Investments–(continued)
Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
ING Financial Markets, LLC, joint agreement dated 02/26/2021, aggregate maturing value of $500,009,132 (collateralized by U.S. Treasury obligations valued at $510,483,659; 0.50% - 2.25%; 05/15/2022 - 04/30/2027)	0.02%	03/01/2021	$200,005,165	$200,004,831
J.P. Morgan Securities LLC, joint open agreement dated 03/27/2020 (collateralized by U.S. Treasury obligations valued at $867,000,271; 0.13% - 6.75%; 03/31/2022 - 05/15/2050)(e)	0.03%	-	-	630,000,000
Lloyds Bank PLC, joint term agreement dated 01/22/2021, aggregate maturing value of $500,200,000 (collateralized by U.S. Treasury obligations valued at $510,022,417; 1.50% - 6.00%; 12/31/2023 - 09/30/2026)	0.16%	04/26/2021	300,120,000	300,000,000
Lloyds Bank PLC, joint term agreement dated 01/27/2021, aggregate maturing value of $500,186,667 (collateralized by U.S. Treasury obligations valued at $509,777,929; 1.50% - 6.00%; 05/15/2021 - 08/15/2043)	0.16%	04/23/2021	345,128,800	345,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/24/2021, aggregate maturing value of $317,510,504 (collateralized by U.S. Treasury obligations valued at $328,491,333; 0.00% - 0.13%; 12/31/2022 -11/15/2045)(d)	0.06%	03/03/2021	67,500,788	67,500,000
Metropolitan Life Insurance Co., term agreement dated 02/24/2021, maturing value of $32,501,629 (collateralized by a U.S. Treasury obligation valued at $33,151,063; 0.13%; 01/31/2023)(d)	0.06%	03/03/2021	32,501,629	32,501,250
Mitsubishi UFJ Trust & Banking Corp., agreement dated 02/26/2021, maturing value of $300,000,250 (collateralized by U.S. Treasury obligations valued at $306,000,095; 0.00% - 5.00%; 05/18/2021 - 11/15/2045)	0.01%	03/01/2021	300,000,250	300,000,000
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/24/2021, aggregate maturing value of $1,005,259,773 (collateralized by U.S. Treasury obligations valued at $1,026,464,724; 1.13% - 1.50%; 02/28/2025 -02/15/2030)(d)	0.05%	03/03/2021	300,377,920	300,375,000
Mitsubishi UFJ Trust & Banking Corp., term agreement dated 02/24/2021, maturing value of $100,000,583 (collateralized by a U.S. Treasury obligation valued at $102,000,335; 2.63%; 02/15/2029)(d)	0.03%	03/03/2021	100,000,583	100,000,000
Prudential Insurance Co. of America, agreement dated 02/26/2021, maturing value of $260,282,335 (collateralized by U.S. Treasury obligations valued at $266,753,750; 0.00%; 11/15/2027 - 08/15/2037)	0.05%	03/01/2021	260,282,335	260,281,250
Prudential Legacy Insurance Company of New Jersey, agreement dated 02/26/2021, maturing value of $310,751,295 (collateralized by U.S. Treasury obligations valued at $322,477,000; 0.00%; 08/15/2033 - 02/15/2045)	0.05%	03/01/2021	310,751,295	310,750,000
RBC Dominion Securities Inc., agreement dated 02/26/2021, maturing value of $350,000,292 (collateralized by U.S. Treasury obligations valued at $357,000,011; 0.00% - 6.50%; 04/22/2021 - 11/15/2048)	0.01%	03/01/2021	350,000,292	350,000,000
Royal Bank of Canada, agreement dated 02/26/2021, maturing value of $250,000,208 (collateralized by U.S. Treasury obligations valued at $255,000,042; 0.13% - 3.75%; 07/15/2023 - 02/15/2051)	0.01%	03/01/2021	250,000,208	250,000,000
Societe Generale, joint open agreement dated 08/05/2020 (collateralized by U.S. Treasury obligations valued at $1,530,000,094; 0.00% - 8.13%; 02/28/2021 - 05/15/2050)(e)	0.03%	-	-	1,000,000,000
Sumitomo Mitsui Banking Corp., agreement dated 02/26/2021, maturing value of $250,000,208 (collateralized by a U.S. Treasury obligation valued at $255,000,094; 2.75%; 08/31/2025)	0.01%	03/01/2021	250,000,208	250,000,000
Wells Fargo Securities, LLC, agreement dated 02/26/2021, maturing value of $500,000,417 (collateralized by U.S. Treasury obligations valued at $510,000,004; 1.13% - 4.63%; 11/15/2039 - 11/15/2049)	0.01%	03/01/2021	500,000,417	500,000,000
Total Repurchase Agreements (Cost $9,568,548,509)				9,568,548,509
TOTAL INVESTMENTS IN SECURITIES(f)-100.52% (Cost $21,212,826,206)				21,212,826,206
OTHER ASSETS LESS LIABILITIES-(0.52)%				(110,667,140)
NET ASSETS-100.00%				$21,102,159,066

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Short-Term Investments Trust

Schedule of Investments–(continued)
Invesco Treasury Portfolio

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2021.

(c)	Principal amount equals value at period end. See Note 1I.

(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

(e)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(f)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/2021

1-7	38.9%
8-30	6.6
31-60	12.5
61-90	7.9
91-180	6.4
181+	27.7

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Short-Term Investments Trust

Schedule of Investments
February 28, 2021 (Unaudited)

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-31.89%
U.S. Treasury Bills-18.70%(a)
U.S. Treasury Bills	0.09%	03/02/2021	$500,000	$499,998,820
U.S. Treasury Bills	0.09%	03/09/2021	300,000	299,994,333
U.S. Treasury Bills	0.10%	03/11/2021	400,000	399,988,889
U.S. Treasury Bills	0.08%	03/16/2021	500,000	499,983,333
U.S. Treasury Bills	0.08%	03/23/2021	350,000	349,982,888
U.S. Treasury Bills	0.08%-0.12%	03/30/2021	150,000	149,987,514
U.S. Treasury Bills	0.08%	04/08/2021	120,000	119,989,550
U.S. Treasury Bills	0.09%	04/15/2021	500,000	499,943,750
U.S. Treasury Bills	0.09%-0.17%	04/22/2021	1,250,000	1,249,819,445
U.S. Treasury Bills	0.04%	04/27/2021	500,000	499,968,890
U.S. Treasury Bills	0.08%	04/29/2021	200,000	199,973,778
U.S. Treasury Bills	0.08%	05/18/2021	375,000	374,934,594
U.S. Treasury Bills	0.09%	05/20/2021	200,000	199,960,000
U.S. Treasury Bills	0.09%	05/27/2021	400,000	399,913,000
U.S. Treasury Bills	0.09%	06/17/2021	350,000	349,910,750
U.S. Treasury Bills	0.09%	06/24/2021	500,000	499,856,250
U.S. Treasury Bills	0.09%	07/08/2021	200,000	199,935,500
U.S. Treasury Bills	0.09%	07/29/2021	200,000	199,929,167
U.S. Treasury Bills	0.14%	10/07/2021	50,000	49,957,222
U.S. Treasury Bills	0.14%	11/04/2021	75,000	74,930,250
U.S. Treasury Bills	0.07%	02/24/2022	50,000	49,965,000
				7,168,922,923
U.S. Treasury Notes-13.19%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	0.18%	04/30/2021	720,000	719,974,310
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.22%)(b)	0.26%	07/31/2021	170,000	170,049,814
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.30%)(b)	0.34%	10/31/2021	550,000	550,384,333
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	0.19%	01/31/2022	25,000	24,996,341
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)(b)	0.15%	04/30/2022	107,000	107,104,119
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.10%	07/31/2022	592,000	592,097,518
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.10%	10/31/2022	730,000	730,033,795
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	0.09%	01/31/2023	105,000	105,002,334
U.S. Treasury Notes	2.25%	03/31/2021	478,000	478,867,661
U.S. Treasury Notes	2.25%	04/30/2021	118,000	118,423,155
U.S. Treasury Notes	1.38%	01/31/2022	25,000	25,298,047
U.S. Treasury Notes	1.50%	01/31/2022	298,000	301,912,924
U.S. Treasury Notes	1.88%	01/31/2022	633,000	643,453,526
U.S. Treasury Notes	2.50%	02/15/2022	280,940	287,484,668

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Short-Term Investments Trust

Schedule of Investments–(continued)
Invesco Government & Agency Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes-(continued)
U.S. Treasury Notes	1.13%	02/28/2022	$200,000	$202,081,541
				5,057,164,086
Total U.S. Treasury Securities (Cost $12,226,087,009)				12,226,087,009
U.S. Government Sponsored Agency Securities-29.84%
Federal Farm Credit Bank (FFCB)-6.85%
Federal Farm Credit Bank(a)	0.44%	03/24/2021	150,000	149,957,833
Federal Farm Credit Bank (SOFR + 0.10%)(b)	0.13%	05/07/2021	23,000	23,000,000
Federal Farm Credit Bank (SOFR + 0.16%)(b)	0.19%	05/07/2021	55,000	55,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(b)	0.14%	06/10/2021	14,000	14,000,000
Federal Farm Credit Bank (SOFR + 0.28%)(b)	0.33%	10/01/2021	365,000	365,000,000
Federal Farm Credit Bank (SOFR + 0.05%)(b)	0.10%	10/05/2021	123,000	122,996,277
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.10%	10/15/2021	100,000	100,001,583
Federal Farm Credit Bank	0.07%	02/09/2022	243,750	243,735,787
Federal Farm Credit Bank (SOFR + 0.10%)(b)	0.12%	02/22/2022	16,555	16,555,000
Federal Farm Credit Bank (SOFR + 0.08%)(b)	0.14%	03/10/2022	28,000	28,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(b)	0.15%	06/17/2022	65,000	65,000,000
Federal Farm Credit Bank (SOFR + 0.20%)(b)	0.26%	06/23/2022	12,000	12,019,952
Federal Farm Credit Bank (SOFR + 0.04%)(b)	0.09%	07/11/2022	215,000	214,970,949
Federal Farm Credit Bank (SOFR + 0.19%)(b)	0.24%	07/14/2022	28,000	28,000,000
Federal Farm Credit Bank (SOFR + 0.15%)(b)	0.18%	07/28/2022	45,000	45,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(b)	0.10%	08/11/2022	108,000	108,000,000
Federal Farm Credit Bank (SOFR + 0.04%)(b)	0.06%	08/22/2022	50,000	49,998,124
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.08%	08/26/2022	97,500	97,492,640
Federal Farm Credit Bank (SOFR + 0.05%)(b)	0.11%	09/08/2022	138,000	137,968,134
Federal Farm Credit Bank (SOFR + 0.09%)(b)	0.14%	10/07/2022	30,000	30,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.10%	10/21/2022	20,000	20,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(b)	0.11%	11/03/2022	35,000	35,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(b)	0.09%	11/18/2022	56,000	56,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.08%	12/01/2022	74,000	74,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.12%	12/28/2022	350,000	350,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.09%	02/09/2023	18,000	18,000,000
Federal Farm Credit Bank (SOFR + 0.05%)(b)	0.08%	02/17/2023	165,000	165,000,000
				2,624,696,279
Federal Home Loan Bank (FHLB)-17.46%
Federal Home Loan Bank(a)	0.08%	03/05/2021	30,595	30,594,728
Federal Home Loan Bank(a)	0.45%	03/08/2021	290,000	289,974,625
Federal Home Loan Bank (SOFR + 0.13%)(b)	0.19%	03/11/2021	150,000	150,000,000
Federal Home Loan Bank(a)	0.08%-0.09%	03/12/2021	205,000	204,994,760
Federal Home Loan Bank (SOFR + 0.07%)(b)	0.13%	03/12/2021	345,000	345,000,000
Federal Home Loan Bank(a)	0.09%	03/15/2021	6,500	6,499,772
Federal Home Loan Bank(a)	0.09%-0.30%	03/17/2021	430,000	429,973,467
Federal Home Loan Bank(a)	0.07%	03/19/2021	470,000	469,982,610
Federal Home Loan Bank(a)	0.09%-0.44%	03/24/2021	43,000	42,997,527
Federal Home Loan Bank (SOFR + 0.11%)(b)	0.17%	03/25/2021	40,000	40,000,000
Federal Home Loan Bank	0.18%	03/26/2021	35,500	35,500,686
Federal Home Loan Bank (3 mo. USD LIBOR - 0.11%)(b)	0.12%	04/09/2021	15,000	15,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Short-Term Investments Trust

Schedule of Investments–(continued)
Invesco Government & Agency Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)-(continued)
Federal Home Loan Bank (3 mo. USD LIBOR - 0.11%)(b)	0.12%	04/13/2021	$77,000	$77,000,000
Federal Home Loan Bank(a)	0.09%	04/14/2021	126,400	126,388,341
Federal Home Loan Bank (3 mo. USD LIBOR - 0.14%)(b)	0.04%-0.09%	04/14/2021	550,000	550,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.14%)(b)	0.09%	04/19/2021	150,000	150,000,000
Federal Home Loan Bank(a)	0.03%	04/21/2021	150,000	149,993,625
Federal Home Loan Bank (SOFR + 0.07%)(b)	0.11%	04/21/2021	75,000	75,000,000
Federal Home Loan Bank(a)	0.08%	04/23/2021	386,100	386,054,526
Federal Home Loan Bank(a)	0.04%	04/28/2021	6,545	6,544,578
Federal Home Loan Bank (SOFR + 0.01%)(b)	0.05%	05/04/2021	280,000	280,000,000
Federal Home Loan Bank (SOFR + 0.03%)(b)	0.07%	05/04/2021	110,000	110,000,000
Federal Home Loan Bank	0.11%	05/10/2021	500,000	499,997,467
Federal Home Loan Bank	0.09%	05/14/2021	160,000	160,000,000
Federal Home Loan Bank	0.09%	05/14/2021	100,000	100,000,000
Federal Home Loan Bank (SOFR + 0.02%)(b)	0.04%	05/19/2021	190,000	190,000,000
Federal Home Loan Bank(a)	0.09%	06/04/2021	60,000	59,986,344
Federal Home Loan Bank(a)	0.08%-0.09%	06/09/2021	35,000	34,991,806
Federal Home Loan Bank(a)	0.08%-0.09%	06/11/2021	71,000	70,983,007
Federal Home Loan Bank (SOFR + 0.10%)(b)	0.15%	07/09/2021	190,000	190,000,000
Federal Home Loan Bank (SOFR + 0.06%)(b)	0.08%	08/24/2021	100,000	100,000,000
Federal Home Loan Bank (SOFR + 0.02%)(b)	0.05%	09/02/2021	100,000	100,000,000
Federal Home Loan Bank (SOFR + 0.17%)(b)	0.21%	11/12/2021	127,000	127,000,000
Federal Home Loan Bank (SOFR + 0.15%)(b)	0.18%	11/15/2021	355,000	355,000,000
Federal Home Loan Bank	0.07%	02/11/2022	34,560	34,558,009
Federal Home Loan Bank (SOFR + 0.07%)(b)	0.12%	04/14/2022	45,000	45,000,000
Federal Home Loan Bank (SOFR + 0.07%)(b)	0.11%	04/28/2022	28,000	28,000,000
Federal Home Loan Bank (SOFR + 0.06%)(b)	0.10%	05/12/2022	35,000	35,000,000
Federal Home Loan Bank (SOFR + 0.13%)(b)	0.17%	08/05/2022	80,000	80,000,000
Federal Home Loan Bank (SOFR + 0.09%)(b)	0.12%	08/19/2022	380,000	380,009,621
Federal Home Loan Bank (SOFR + 0.09%)(b)	0.14%	10/05/2022	80,000	80,000,000
Federal Home Loan Bank (SOFR + 0.06%)(b)	0.12%	12/08/2022	54,000	54,000,000
				6,696,025,499
Federal Home Loan Mortgage Corp. (FHLMC)-2.07%
Federal Home Loan Mortgage Corp. (SOFR + 0.30%)(b)	0.36%	06/30/2021	45,000	45,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.32%)(b)	0.38%	09/30/2021	412,000	412,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.31%)(b)	0.36%	01/03/2022	145,000	145,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.09%)(b)	0.15%	09/16/2022	190,000	190,000,000
				792,000,000
Federal National Mortgage Association (FNMA)-2.78%
Federal National Mortgage Association (SOFR + 0.25%)(b)	0.31%	03/24/2021	185,000	185,000,000
Federal National Mortgage Association (SOFR + 0.21%)(b)	0.26%	07/01/2021	150,000	150,000,000
Federal National Mortgage Association (SOFR + 0.23%)(b)	0.28%	07/06/2021	156,000	156,000,000
Federal National Mortgage Association (SOFR + 0.28%)(b)	0.33%	07/06/2021	225,000	225,000,000
Federal National Mortgage Association (SOFR + 0.30%)(b)	0.35%	01/07/2022	350,000	350,000,000
				1,066,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Short-Term Investments Trust

Schedule of Investments–(continued)
Invesco Government & Agency Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. International Development Finance Corp. (DFC)-0.68%
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	06/15/2025	$21,600	$21,600,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	07/15/2025	23,500	23,500,001
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	09/15/2025	5,000	5,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	09/15/2026	5,000	5,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	09/15/2026	9,583	9,583,333
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	08/13/2027	8,000	8,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	08/13/2027	4,600	4,600,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	09/30/2027	12,000	12,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	02/15/2028	15,556	15,555,556
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	11/15/2028	70,455	70,454,546
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	05/15/2030	8,190	8,190,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	10/15/2030	8,000	8,000,000
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	07/09/2026	28,050	28,050,000
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	03/15/2030	41,625	41,625,000
				261,158,436
Total U.S. Government Sponsored Agency Securities (Cost $11,439,880,214)				11,439,880,214
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-61.73%(Cost $23,665,967,223)				23,665,967,223
			Repurchase Amount
Repurchase Agreements-41.02%(d)
Bank of Montreal, joint agreement dated 02/26/2021, aggregate maturing value of $400,000,333 (collateralized by U.S. Treasury obligations valued at $408,000,050; 0.13% - 2.88%; 10/31/2021 - 11/15/2030)	0.01%	03/01/2021	200,000,167	200,000,000
Bank of Nova Scotia, joint agreement dated 02/26/2021, aggregate maturing value of $475,000,792 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $484,500,028; 1.50% - 6.50%; 08/31/2021 - 01/01/2051)	0.02%	03/01/2021	225,000,375	225,000,000
BNP Paribas Securities Corp., joint agreement dated 02/26/2021, aggregate maturing value of $2,500,006,250 (collateralized by domestic agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $2,550,000,004; 0.00% - 7.50%; 03/16/2021 - 10/20/2067)	0.03%	03/01/2021	2,000,005,000	2,000,000,000
BNP Paribas Securities Corp., joint term agreement dated 01/29/2021, aggregate maturing value of $1,000,068,889 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,000; 0.00% - 7.50%; 04/08/2021 - 02/20/2069)(e)	0.08%	03/01/2021	710,048,911	710,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Short-Term Investments Trust

Schedule of Investments–(continued)
Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
BofA Securities, Inc., joint term agreement dated 01/28/2021, aggregate maturing value of $495,042,075 (collateralized by domestic agency mortgage-backed securities valued at $504,900,000; 0.47% - 4.50%; 06/01/2035 - 05/01/2058)(e)	0.09%	03/03/2021	$375,031,875	$375,000,000
BofA Securities, Inc., joint term agreement dated 01/29/2021, aggregate maturing value of $600,042,667 (collateralized by U.S. Treasury obligations valued at $612,000,004; 2.75% - 4.38%; 02/15/2038 - 11/15/2048)(e)	0.08%	03/02/2021	200,014,222	200,000,000
BofA Securities, Inc., joint term agreement dated 02/24/2021, aggregate maturing value of $400,020,000 (collateralized by domestic agency mortgage-backed securities valued at $408,000,000; 1.50% - 5.00%; 08/01/2033 - 03/01/2051)(e)	0.06%	03/26/2021	310,015,500	310,000,000
Citigroup Global Markets, Inc., joint agreement dated 02/26/2021, aggregate maturing value of $900,000,750 (collateralized by U.S. Treasury obligations valued at $918,000,051; 0.00% - 4.38%; 11/15/2039 - 08/15/2048)	0.01%	03/01/2021	300,000,250	300,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 02/26/2021, aggregate maturing value of $250,000,417 (collateralized by U.S. Treasury obligations valued at $254,891,510; 0.13%; 04/15/2022)	0.02%	03/01/2021	150,000,250	150,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 02/26/2021, maturing value of $150,000,125 (collateralized by U.S. Treasury obligations valued at $153,000,074; 1.13% - 1.63%; 08/31/2021 - 05/15/2026)	0.01%	03/01/2021	150,000,125	150,000,000
Fixed Income Clearing Corp. - Bank of Nova Scotia, joint agreement dated 02/26/2021, aggregate maturing value of $1,500,002,500 (collateralized by U.S. Treasury obligations valued at $1,534,464,217; 0.50% - 3.13%; 11/15/2024 - 11/15/2028)	0.02%	03/01/2021	1,000,001,667	1,000,000,000
Fixed Income Clearing Corp. - BNP Paribas Securities Corp., joint agreement dated 02/26/2021, aggregate maturing value of $500,001,250 (collateralized by U.S. Treasury obligations valued at $513,585,841; 2.88%; 05/15/2043)	0.03%	03/01/2021	300,000,750	300,000,000
Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/26/2021, maturing value of $1,250,001,042 (collateralized by U.S. Treasury obligations valued at $1,275,000,044; 1.25% - 2.38%; 11/15/2049 - 08/15/2050)	0.01%	03/01/2021	1,250,001,042	1,250,000,000
Goldman Sachs & Co., term agreement dated 02/25/2021, maturing value of $660,006,417 (collateralized by a U.S. government sponsored agency obligation and U.S. Treasury obligations valued at $673,200,000; 0.00% - 2.00%; 02/28/2022 - 11/15/2049)(e)	0.05%	03/04/2021	660,006,417	660,000,000
ING Financial Markets, LLC, joint agreement dated 02/26/2021, aggregate maturing value of $500,009,132 (collateralized by U.S. Treasury obligations valued at $510,483,659; 0.50% - 2.25%; 05/15/2022 - 04/30/2027)	0.02%	03/01/2021	300,003,968	300,003,468
ING Financial Markets, LLC, joint term agreement dated 02/08/2021, aggregate maturing value of $300,019,333 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $306,000,130; 0.00% - 5.50%; 01/27/2022 - 05/01/2058)	0.08%	03/09/2021	210,013,533	210,000,000
ING Financial Markets, LLC, joint term agreement dated 02/10/2021, aggregate maturing value of $350,024,500 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $357,000,046; 0.00% - 7.00%; 03/04/2021 - 05/01/2058)	0.09%	03/10/2021	250,017,500	250,000,000
ING Financial Markets, LLC, term agreement dated 02/16/2021, maturing value of $122,008,540 (collateralized by domestic agency mortgage-backed securities and a U.S. Treasury obligation valued at $124,440,025; 0.00% - 4.50%; 01/27/2022 - 01/01/2057)	0.09%	03/16/2021	122,008,540	122,000,000
ING Financial Markets, LLC, term agreement dated 02/26/2021, maturing value of $255,012,042 (collateralized by domestic agency mortgage-backed securities and a U.S. Treasury obligation valued at $260,100,063; 0.00% - 6.00%; 01/27/2022 - 01/01/2051)	0.05%	04/01/2021	250,012,042	255,000,000
J.P. Morgan Securities LLC, agreement dated 02/26/2021, maturing value of $500,000,833 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 1.50% - 7.00%; 04/01/2028 - 01/20/2051)	0.02%	03/01/2021	500,000,833	500,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Short-Term Investments Trust

Schedule of Investments–(continued)
Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
J.P. Morgan Securities LLC, joint open agreement dated 03/27/2020 (collateralized by U.S. Treasury obligations valued at $867,000,271; 0.13% - 6.75%; 03/31/2022 - 05/15/2050)(f)	0.03%	-	$-	$150,000,000
J.P. Morgan Securities LLC, joint open agreement dated 05/02/2019 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,097; 0.00% - 6.50%; 12/31/2021 - 03/01/2051)(f)	0.04%	-	-	350,000,000
J.P. Morgan Securities LLC, joint open agreement dated 05/15/2019 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $295,800,000; 0.00% - 8.50%; 03/25/2021 - 10/15/2062)(f)	0.08%	-	-	240,000,000
J.P. Morgan Securities LLC, joint open agreement dated 10/15/2019 (collateralized by domestic agency mortgage-backed securities and a U.S. Treasury obligation valued at $408,000,105; 0.28% - 8.13%; 04/25/2021 - 02/25/2051)(f)	0.05%	-	-	275,000,000
J.P. Morgan Securities LLC, open agreement dated 05/22/2019 (collateralized by a U.S. government sponsored agency obligation and domestic agency mortgage-backed securities valued at $255,000,000; 2.00% - 7.00%; 11/01/2026 - 03/01/2051)(f)	0.04%	-	-	250,000,000
Lloyds Bank PLC, joint term agreement dated 01/22/2021, aggregate maturing value of $500,200,000 (collateralized by U.S. Treasury obligations valued at $510,022,417; 1.50% - 6.00%; 12/31/2023 - 09/30/2026)	0.16%	04/26/2021	140,056,000	140,000,000
Lloyds Bank PLC, joint term agreement dated 01/27/2021, aggregate maturing value of $500,186,667 (collateralized by U.S. Treasury obligations valued at $509,777,929; 1.50% - 6.00%; 05/15/2021 - 08/15/2043)	0.16%	04/23/2021	100,037,333	100,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/24/2021, aggregate maturing value of $317,510,504 (collateralized by U.S. Treasury obligations valued at $328,491,333; 0.00% - 0.13%; 12/31/2022 - 11/15/2045)(e)	0.06%	03/03/2021	170,002,233	170,000,250
Mitsubishi UFJ Trust & Banking Corp., agreement dated 02/26/2021, maturing value of $300,000,500 (collateralized by domestic agency mortgage-backed securities valued at $306,000,001; 0.41% - 0.82%; 04/15/2036 - 02/20/2049)	0.02%	03/01/2021	300,000,500	300,000,000
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/24/2021, aggregate maturing value of $1,005,259,773 (collateralized by U.S. Treasury obligations valued at $1,026,464,724; 1.13% - 1.50%; 02/28/2025 - 02/15/2030)(e)	0.05%	03/03/2021	434,841,728	434,837,500
Prudential Insurance Co. of America, agreement dated 02/26/2021, maturing value of $513,922,141 (collateralized by U.S. Treasury obligations valued at $532,632,970; 0.00%; 02/15/2026 - 11/15/2043)	0.05%	03/01/2021	513,922,141	513,920,000
Prudential Legacy Insurance Company of New Jersey, agreement dated 02/26/2021, maturing value of $38,625,161 (collateralized by a U.S. Treasury obligation valued at $39,594,000; 0.00%; 08/15/2033)	0.05%	03/01/2021	38,625,161	38,625,000
RBC Capital Markets LLC, joint term agreement dated 02/26/2021, aggregate maturing value of $1,250,000,000 (collateralized by a foreign corporate obligation, domestic agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $1,275,000,266; 0.13% - 9.68%; 02/28/2021 - 08/20/2065)(b)(e)	0.13%	04/28/2021	920,000,000	920,000,000
RBC Dominion Securities Inc., joint agreement dated 02/26/2021, aggregate maturing value of $2,000,005,000 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $2,040,000,034; 0.00% - 6.25%; 02/28/2021 - 02/01/2051)	0.03%	03/01/2021	1,460,003,650	1,460,000,000
Societe Generale, joint open agreement dated 08/05/2020 (collateralized by U.S. Treasury obligations valued at $1,530,000,094; 0.00% - 8.13%; 02/28/2021 - 05/15/2050)(f)	0.03%	-	-	320,000,000
TD Securities (USA) LLC, term agreement dated 02/24/2021, maturing value of $100,000,778 (collateralized by U.S. Treasury obligations valued at $102,000,077; 1.63% - 5.50%; 08/15/2028 - 11/15/2050)(e)	0.04%	03/03/2021	100,000,778	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Short-Term Investments Trust

Schedule of Investments–(continued)
Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Wells Fargo Securities, LLC, agreement dated 02/26/2021, maturing value of $500,001,250 (collateralized by domestic agency mortgage-backed securities valued at $510,000,001; 1.50% - 5.00%; 11/01/2031 - 03/01/2051)	0.03%	03/01/2021	$500,001,250	$500,000,000
Total Repurchase Agreements (Cost $15,729,386,218)				15,729,386,218
TOTAL INVESTMENTS IN SECURITIES(g)-102.75% (Cost $39,395,353,441)				39,395,353,441
OTHER ASSETS LESS LIABILITIES-(2.75)%				(1,056,001,363)
NET ASSETS-100.00%				$38,339,352,078

Investment Abbreviations:

LIBOR	-London Interbank Offered Rate
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2021.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2021.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(g)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/2021

1-7	36.9%
8-30	11.7
31-60	13.1
61-90	9.0
91-180	7.1
181+	22.2

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Short-Term Investments Trust

Schedule of Investments
February 28, 2021 (Unaudited)
Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-106.00%
U.S. Treasury Bills-87.64%(a)
U.S. Treasury Bills	0.02%-0.09%	03/02/2021	$62,000	$61,999,887
U.S. Treasury Bills	0.09%-0.12%	03/04/2021	40,000	39,999,692
U.S. Treasury Bills	0.03%-0.09%	03/09/2021	73,700	73,698,897
U.S. Treasury Bills	0.07%-0.13%	03/11/2021	40,000	39,998,962
U.S. Treasury Bills	0.03%-0.08%	03/16/2021	80,000	79,997,958
U.S. Treasury Bills	0.08%	03/18/2021	20,000	19,999,292
U.S. Treasury Bills	0.08%-0.12%	03/23/2021	35,000	34,997,922
U.S. Treasury Bills	0.09%	03/25/2021	15,000	14,999,100
U.S. Treasury Bills	0.03%-0.12%	03/30/2021	103,000	102,995,151
U.S. Treasury Bills	0.10%	04/01/2021	46,000	45,996,237
U.S. Treasury Bills	0.04%	04/06/2021	35,000	34,998,775
U.S. Treasury Bills	0.02%-0.11%	04/08/2021	45,000	44,997,625
U.S. Treasury Bills	0.04%-0.09%	04/13/2021	40,000	39,997,671
U.S. Treasury Bills	0.02%-0.10%	04/20/2021	70,000	69,996,500
U.S. Treasury Bills	0.12%-0.14%	04/22/2021	25,000	24,995,667
U.S. Treasury Bills	0.04%-0.09%	04/27/2021	40,000	39,996,708
U.S. Treasury Bills	0.11%	04/29/2021	15,000	14,997,296
U.S. Treasury Bills	0.03%-0.09%	05/04/2021	15,000	14,998,688
U.S. Treasury Bills	0.07%-0.11%	05/06/2021	20,000	19,996,792
U.S. Treasury Bills	0.04%-0.09%	05/13/2021	42,000	41,996,238
U.S. Treasury Bills	0.04%-0.18%	05/20/2021	25,000	24,994,789
U.S. Treasury Bills	0.05%-0.10%	06/01/2021	36,500	36,493,247
U.S. Treasury Bills	0.04%-0.09%	06/10/2021	20,000	19,996,283
U.S. Treasury Bills	0.09%	06/24/2021	10,000	9,997,125
U.S. Treasury Bills	0.10%	07/01/2021	40,000	39,986,444
U.S. Treasury Bills	0.09%	07/08/2021	15,000	14,995,162
U.S. Treasury Bills	0.16%	07/15/2021	7,000	6,995,901
U.S. Treasury Bills	0.10%	07/22/2021	20,000	19,992,453
U.S. Treasury Bills	0.07%	08/05/2021	5,000	4,998,474
U.S. Treasury Bills	0.06%	08/19/2021	12,000	11,996,751
U.S. Treasury Bills	0.05%	08/26/2021	10,000	9,997,775
U.S. Treasury Bills	0.14%	09/09/2021	5,000	4,996,267
U.S. Treasury Bills	0.14%	10/07/2021	5,000	4,995,722
U.S. Treasury Bills	0.14%	11/04/2021	15,000	14,986,050
U.S. Treasury Bills	0.11%	12/30/2021	10,000	9,990,711
U.S. Treasury Bills	0.09%	01/27/2022	3,000	2,997,510
U.S. Treasury Bills	0.06%	02/24/2022	10,000	9,994,000
				1,110,059,722
U.S. Treasury Notes-18.36%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	0.18%	04/30/2021	7,000	6,999,982
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.22%)(b)	0.26%	07/31/2021	15,000	14,998,352
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.30%)(b)	0.34%	10/31/2021	36,500	36,511,751

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Short-Term Investments Trust

Schedule of Investments–(continued)
Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Notes-(continued)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	0.19%	01/31/2022	$30,000	$29,981,531
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)(b)	0.15%	04/30/2022	55,000	55,018,696
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.10%	07/31/2022	22,000	22,001,850
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.10%	10/31/2022	45,000	44,997,957
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	0.09%	01/31/2023	6,000	6,000,311
U.S. Treasury Notes	2.25%	03/31/2021	16,000	16,026,186
				232,536,616
TOTAL INVESTMENTS IN SECURITIES-106.00% (Cost $1,342,596,338)				1,342,596,338
OTHER ASSETS LESS LIABILITIES-(6.00)%				(76,044,088)
NET ASSETS-100.00%				$1,266,552,250

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2021.

Portfolio Composition by Maturity

In days, as of 02/28/2021

1-7	7.6%
8-30	27.4
31-60	24.8
61-90	8.1
91-180	14.1
181+	18.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Short-Term Investments Trust

Schedule of Investments

February 28, 2021
(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-99.85%
Alabama-4.11%
Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC - Swedbank AB)(a)(b)(c)	0.08%	07/01/2040	$6,805	$6,805,000
Arizona-3.34%
Casa Grande (City of), AZ Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD RB (CEP - FNMA)(b)	0.04%	06/15/2031	2,685	2,685,000
Sierra Vista (City of), AZ Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD RB (CEP - FNMA)(b)	0.04%	06/15/2031	2,845	2,845,000
				5,530,000
California-1.81%
California (State of) Educational Facilities Authority (Stanford University); Series 2021, Tax Exempt Commercial Paper Notes	0.07%	04/06/2021	3,000	3,000,000
Colorado-0.61%
Boulder (County of), CO (Imagine!); Series 2006, VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.13%	02/01/2031	1,010	1,010,000
Delaware-2.41%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.04%	09/01/2036	2,780	2,780,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC -PNC Bank N.A.)(b)(c)	0.05%	05/01/2036	1,215	1,215,000
				3,995,000
District of Columbia-4.50%
District of Columbia (Medlantic/Helix); Series 1998 A, VRD RB (LOC - TD Bank N.A.)(b)(c)	0.03%	08/15/2038	1,345	1,345,000
Metropolitan Washington Airports Authority; Subseries 2010 C-2, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.02%	10/01/2039	6,110	6,110,000
				7,455,000
Florida-4.19%
Palm Beach (County of), FL (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	0.08%	11/01/2036	2,725	2,725,000
Palm Beach (County of), FL (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	0.03%	07/01/2032	2,400	2,400,000
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.02%	07/01/2037	1,825	1,825,000
				6,950,000
Georgia-4.87%
Atlanta (City of), GA Georgia Development Authority (Perkins + Will, Inc.); Series 2010, VRD RB (LOC -BMO Harris Bank N.A.)(b)(c)	0.04%	11/01/2030	2,155	2,155,000
Monroe (County of), GA Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 A, VRD PCR (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.03%	01/01/2030	2,420	2,420,000
Series 2010 A, Ref. VRD PCR (LOC - Truist Bank)(b)(c)	0.11%	01/01/2036	3,500	3,500,000
				8,075,000
Illinois-5.33%
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(b)	0.01%	12/01/2046	5,730	5,730,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	0.03%	01/01/2037	2,100	2,100,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Short-Term Investments Trust

Schedule of Investments–(continued)
Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC - U.S. Bank N.A.)(b)(c)	0.04%	10/01/2033	$1,000	$1,000,000
				8,830,000
Indiana-8.48%
Huntington (City of), IN (Huntington University); Series 2007, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.08%	08/01/2037	4,660	4,660,000
Indiana (State of) Finance Authority (Ispat Inland, Inc.); Series 2005, Ref. VRD RB (LOC - Rabobank Nederland)(a)(b)(c)	0.08%	06/01/2035	5,495	5,495,000
Purdue University; Series 2011 A, VRD COP(b)	0.01%	07/01/2035	3,900	3,900,000
				14,055,000
Louisiana-2.77%
Louisiana (State of) Offshore Terminal Authority Deepwater Port (Loop LLC); Series 2013 B, Ref. VRD RB (LOC - JPMorgan Chase Bank, N.A.)(b)(c)	0.03%	09/01/2033	910	910,000
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC -Bank of New York Mellon (The))(b)(c)	0.02%	07/01/2047	3,690	3,690,000
				4,600,000
Maryland-5.19%
Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Hospital); Series 2021 B, Commercial Paper Notes	0.14%	05/07/2021	4,500	4,500,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical); Series 2008E, VRD RB (LOC - Bank of Montreal)(b)(c)	0.01%	07/01/2041	2,600	2,600,000
Montgomery (County of), MD; Series 2021 B, Commercial Paper Notes	0.08%	05/05/2021	1,500	1,500,000
				8,600,000
Massachusetts-2.61%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC - TD Bank N.A.)(b)(c)	0.03%	10/01/2038	2,830	2,830,000
Massachusetts (State of) Transportation Trust Fund; Series 2010 A-1, VRD RB (LOC - Citibank N.A.)(b)(c)	0.02%	01/01/2037	1,500	1,500,000
				4,330,000
Michigan-3.53%
Kent (County of), MI Hospital Finance Authority (Spectrum Health System); Series 2008 C, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	0.03%	01/15/2026	1,420	1,420,000
Michigan State University Board of Trustees;
Series 2000 A-1, VRD RB(b)	0.06%	08/15/2030	3,415	3,415,000
Series 2000 A-2, VRD RB(b)	0.06%	08/15/2030	1,010	1,010,000
				5,845,000
Minnesota-5.35%
Burnsville (City of), MN (Bridgeway Apartments L.P.); Series 2003, Ref. VRD RB (CEP - FNMA)(b)	0.11%	10/15/2033	1,175	1,175,000
Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP - FHLMC)(b)	0.03%	11/01/2035	3,610	3,610,000
St. Paul (City of), MN Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD RB (CEP - FHLMC)(b)	0.03%	10/01/2033	4,085	4,085,000
				8,870,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Short-Term Investments Trust

Schedule of Investments–(continued)
Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Mississippi-4.73%
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.);
Series 2010 C, VRD IDR(b)	0.03%	12/01/2030	$585	$585,000
Series 2010 E, VRD IDR(b)	0.03%	12/01/2030	6,250	6,250,000
Series 2010 B, VRD IDR(b)	0.03%	12/01/2030	1,000	1,000,000
				7,835,000
Missouri-0.77%
Bridgeton (City of), MO IDA (Stolze Printing); Series 2010, VRD RB (LOC - FHLB of Chicago)(b)(c)	0.04%	11/01/2037	715	715,000
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC - FHLB of Chicago)(b)(c)	0.10%	08/01/2038	565	565,000
				1,280,000
New York-1.72%
New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC - Mizuho Bank Ltd.)(a)(b)(c)	0.02%	05/01/2039	2,850	2,850,000
North Carolina-1.51%
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 1992 A, VRD RB(b)	0.02%	06/01/2027	1,285	1,285,000
North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1991 B, VRD RB(b)	0.01%	12/01/2021	1,220	1,220,000
				2,505,000
Ohio-1.76%
Lorain (County of), OH Port Authority (St. Ignatius High School); Series 2008, VRD RB (LOC - U.S. Bank N.A.)(b)(c)	0.04%	08/02/2038	2,925	2,925,000
Pennsylvania-2.81%
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.04%	06/01/2037	2,095	2,095,000
Haverford Township School District; Series 2009, VRD GO Bonds (LOC - TD Bank N.A.)(b)(c)	0.03%	03/01/2030	1,885	1,885,000
Lebanon (County of), PA Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.04%	10/15/2025	380	380,000
Ridley School District; Series 2009, VRD GO Bonds (LOC - TD Bank N.A.)(b)(c)	0.03%	11/01/2029	305	305,000
				4,665,000
Rhode Island-2.65%
Rhode Island Health & Educational Building Corp. (Brown University); Series 2003 B, VRD RB(b)	0.02%	09/01/2043	4,400	4,400,000
Texas-12.02%
Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.04%	02/15/2042	1,285	1,285,000
Houston (City of) TX; Series 2021 E-2, Commercial Paper Notes	0.06%	03/03/2021	3,500	3,500,000
Houston (City of), TX (Combined Utility System); Series 2004 B-3, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.03%	05/15/2034	1,950	1,950,000
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.05%	04/01/2026	2,320	2,320,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD RB (CEP - FHLMC)(b)	0.10%	05/01/2042	2,860	2,860,000
Texas A&M University System Board of Regents;
Series 2021 B, Commercial Paper Notes	0.24%	05/05/2021	400	400,000
Series 2021 B, Commercial Paper Notes	0.10%	07/06/2021	4,500	4,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Short-Term Investments Trust

Schedule of Investments–(continued)
Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
University of Texas System Board of Regents;
Series 2008 B, VRD RB(b)	0.01%	08/01/2025	$2,115	$2,115,000
Series 2021 A, Commercial Paper Notes	0.08%	07/07/2021	1,000	1,000,000
				19,930,000
Virginia-2.47%
Norfolk (City of), VA; Series 2007, VRD GO Bonds(b)	0.03%	08/01/2037	4,100	4,100,000
Washington-4.11%
Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD RB (LOC - FHLB of San Francisco)(b)(c)	0.03%	09/01/2049	3,375	3,375,000
Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD RB (LOC - FHLB of San Francisco)(b)(c)	0.03%	11/01/2047	3,445	3,445,000
				6,820,000
West Virginia-4.17%
Cabell (County of), WV (Provident Group - Marshall Properties LLC - Marshall University); Series 2010 A, VRD RB (LOC - Bank of America N.A.)(b)(c)	0.03%	07/01/2039	845	845,000
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008 B, Ref. VRD RB (LOC - Branch Banking & Trust Co.)(b)(c)	0.11%	01/01/2034	6,060	6,060,000
				6,905,000
Wisconsin-2.03%
Lima (Town of), WI (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD RB (LOC - FHLB of Chicago)(b)(c)	0.04%	10/01/2042	3,365	3,365,000
TOTAL INVESTMENTS IN SECURITIES(d)(e)-99.85% (Cost $165,530,000)				165,530,000
OTHER ASSETS LESS LIABILITIES-0.15%				243,257
NET ASSETS-100.00%				$165,773,257

Investment Abbreviations:

CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corp.
FNMA	- Federal National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
LOC	- Letter of Credit
PCR	- Pollution Control Revenue Bonds
RB	- Revenue Bonds
Ref.	- Refunding
VRD	- Variable Rate Demand

Notes to Schedule of Investments:

(a)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 6.6%; other countries less than 5% each: 7.4%.

(b)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2021.

(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(d)	Also represents cost for federal income tax purposes.

(e)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Short-Term Investments Trust

Schedule of Investments–(continued)
Invesco Tax-Free Cash Reserve Portfolio

Entities	Percentage
Federal Home Loan Banks	6.9%
Federal Home Loan Mortgage Corporation	6.4
Truist Financial Corp.	5.8

Portfolio Composition by Maturity
In days, as of 02/28/2021

1-7	91.0%
8-30	0.0
31-60	1.8
61-90	3.9
91-180	3.3
181+	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28	Short-Term Investments Trust

Statements of Assets and Liabilities
February 28, 2021
(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio
Assets:
Investments in securities, at value	$2,117,429,727	$143,271,436	$11,644,277,697	$23,665,967,223	$1,342,596,338	$165,530,000
Repurchase agreements, at value and cost	648,125,071	64,579,159	9,568,548,509	15,729,386,218	-	-
Receivable for:
Investments sold	-	-	25,000,000	71,000,000	-	920,040
Interest	360,884	11,878	6,766,480	11,782,286	182,480	7,709
Fund expenses absorbed	-	-	-	-	-	68,432
Investment for trustee deferred compensation and retirement plans	3,779,351	1,028,681	2,262,445	1,028,312	114,823	358,492
Other assets	154,721	258,724	736,062	1,495,294	85,448	60,810
Total assets	2,769,849,754	209,149,878	21,247,591,193	39,480,659,333	1,342,979,089	166,945,483
Liabilities:
Payable for:
Investments purchased	-	-	-	904,455,408	76,064,404	-
Amount due custodian	180	-	140,552,952	231,075,688	67,533	728,024
Dividends	36,744	1,782	162,282	896,281	8,602	1,324
Accrued fees to affiliates	567,714	12,657	1,953,630	1,971,383	75,867	33,168
Accrued trustees’ and officers’ fees and benefits	7,569	3,857	14,615	18,230	2,533	1,660
Accrued operating expenses	14,163	38,338	148,914	1,548,372	75,624	26,321
Trustee deferred compensation and retirement plans	4,063,553	1,097,081	2,599,734	1,341,893	132,276	381,729
Total liabilities	4,689,923	1,153,715	145,432,127	1,141,307,255	76,426,839	1,172,226
Net assets applicable to shares outstanding	$2,765,159,831	$207,996,163	$21,102,159,066	$38,339,352,078	$1,266,552,250	$165,773,257
Net assets consist of:
Shares of beneficial interest	$2,764,713,876	$207,223,380	$21,101,394,599	$38,339,068,857	$1,266,601,377	$165,897,303
Distributable earnings (loss)	445,955	772,783	764,467	283,221	(49,127)	(124,046)
	$2,765,159,831	$207,996,163	$21,102,159,066	$38,339,352,078	$1,266,552,250	$165,773,257
Net Assets:
Institutional Class	$2,758,308,572	$206,121,791	$18,981,135,230	$35,924,791,995	$1,150,981,367	$126,888,084
Private Investment Class	$3,134,406	$744,434	$351,293,472	$512,474,804	$15,536,281	$10,319,666
Personal Investment Class	$10,250	$395,364	$315,719,198	$7,422,402	$605,815	$1,116,886
Cash Management Class	$2,927,989	$503,840	$442,403,317	$498,258,486	$252,984	$4,575,862
Reserve Class	$277,705	$87,033	$485,133,860	$478,919,695	$91,507,711	$21,373,162
Resource Class	$362,237	$122,597	$40,039,862	$185,891,029	$150,068	$1,489,318
Corporate Class	$38,671	$21,104	$486,334,119	$96,836,477	$7,518,024	$10,279
CAVU Securities Class	$100,001	$-	$100,008	$634,757,190	$-	$-

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29	Short-Term Investments Trust

Statements of Assets and Liabilities–(continued)
February 28, 2021
(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio
Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	2,757,167,721	206,117,265	18,979,770,054	35,924,417,645	1,150,974,645	126,868,501
Private Investment Class	3,133,125	744,417	351,261,032	512,466,911	15,536,214	10,318,073
Personal Investment Class	10,246	395,360	315,695,392	7,422,264	605,815	1,116,714
Cash Management Class	2,926,792	503,834	442,370,045	498,252,236	252,983	4,575,156
Reserve Class	277,591	87,032	485,088,911	478,913,917	91,506,727	21,369,863
Resource Class	362,089	122,596	40,034,462	185,889,237	150,068	1,489,088
Corporate Class	38,656	21,104	486,286,532	96,836,212	7,517,998	10,277
CAVU Securities Class	99,960	-	100,000	634,757,144	-	-
Net asset value, offering and redemption price per share for each class	$1.0004	$1.0000	$1.00	$1.00	$1.00	$1.00
Cost of Investments	$2,765,260,749	$207,849,938	$21,212,826,206	$39,395,353,441	$1,342,596,338	$165,530,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30	Short-Term Investments Trust

Statements of Operations
For the six months ended February 28, 2021
(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$3,114,267	$205,350	$15,938,058	$24,561,173	$954,898	$95,884
Expenses:
Advisory fees	1,850,069	185,061	15,323,773	16,289,449	874,963	182,104
Administrative services fees	545,921	56,642	4,551,132	7,209,250	316,042	40,736
Custodian fees	7,119	6,086	702,107	932,303	13,041	905
Distribution fees:
Private Investment Class	4,892	1,702	572,042	823,736	19,435	13,122
Personal Investment Class	27	1,078	789,399	27,423	1,996	6,842
Cash Management Class	1,165	200	155,651	178,592	109	1,958
Reserve Class	1,199	375	2,298,701	1,892,884	282,610	111,967
Resource Class	361	97	261,431	107,992	124	2,046
Corporate Class	6	3	73,713	5,221	1,407	2
Transfer agent fees	111,004	11,104	919,426	1,466,050	62,010	8,195
Trustees’ and officers’ fees and benefits	35,716	12,709	240,705	361,622	25,713	12,170
Registration and filing fees	45,032	47,421	14,508	62,163	42,941	51,225
Reports to shareholders	10,009	7,561	19,253	79,245	8,392	28,785
Professional services fees	19,483	14,513	60,545	104,404	17,691	14,018
Other	41,239	21,045	117,545	210,126	25,170	7,583
Total expenses	2,673,242	365,597	26,099,931	29,750,460	1,691,644	481,658
Less: Fees waived and expenses reimbursed	(452,129)	(172,654)	(11,353,309)	(8,932,108)	(809,763)	(394,962)
Net expenses	2,221,113	192,943	14,746,622	20,818,352	881,881	86,696
Net investment income	893,154	12,407	1,191,436	3,742,821	73,017	9,188
Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities	(3,927)	553	180,981	265,130	46,613	-
Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(365,580)	(1,909)	-	-	-	-
Net realized and unrealized gain (loss)	(369,507)	(1,356)	180,981	265,130	46,613	-
Net increase in net assets resulting from operations	$523,647	$11,051	$1,372,417	$4,007,951	$119,630	$9,188

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31	Short-Term Investments Trust

Statements of Changes in Net Assets

For the six months ended February 28, 2021 and the year ended August 31, 2020
(Unaudited)

	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio
	February 28, 2021	August 31, 2020	February 28, 2021	August 31, 2020
Operations:
Net investment income	$893,154	$29,970,218	$12,407	$5,414,497
Net realized gain (loss)	(3,927)	(15,623)	553	78
Change in net unrealized appreciation (depreciation)	(365,580)	45,074	(1,909)	(41,714)
Net increase in net assets resulting from operations	523,647	29,999,669	11,051	5,372,861
Distributions to shareholders from distributable earnings:
Institutional Class	(892,725)	(29,817,713)	(12,288)	(5,392,900)
Private Investment Class	(166)	(36,868)	(58)	(11,032)
Personal Investment Class	(2)	(74)	(21)	(2,832)
Cash Management Class	(208)	(107,505)	(26)	(5,280)
Reserve Class	(14)	(1,504)	(5)	(1,098)
Resource Class	(19)	(3,570)	(7)	(1,140)
Corporate Class	(10)	(2,984)	(2)	(215)
CAVU Securities Class	(10)	-	-	-
Total distributions from distributable earnings	(893,154)	(29,970,218)	(12,407)	(5,414,497)
Share transactions-net:
Institutional Class	200,246,753	114,142,968	(114,629,963)	(331,356,151)
Private Investment Class	(406,836)	(1,176,345)	(531,782)	(71,436)
Personal Investment Class	-	-	19	(45,201)
Cash Management Class	(18,649)	(6,335,509)	7	(96,257)
Reserve Class	(495)	(24,329)	(18,405)	(167,883)
Resource Class	(3,355)	2,906	6	(674)
Corporate Class	12	(287,979)	2	251
CAVU Securities Class	100,000	-	-	-
Net increase (decrease) in net assets resulting from share transactions	199,917,430	106,321,712	(115,180,116)	(331,737,351)
Net increase (decrease) in net assets	199,547,923	106,351,163	(115,181,472)	(331,778,987)
Net assets:
Beginning of period	2,565,611,908	2,459,260,745	323,177,635	654,956,622
End of period	$2,765,159,831	$2,565,611,908	$207,996,163	$323,177,635

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32	Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the six months ended February 28, 2021 and the year ended August 31, 2020
(Unaudited)

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	February 28, 2021	August 31, 2020	February 28, 2021	August 31, 2020
Operations:
Net investment income	$1,191,436	$163,580,411	$3,742,821	$264,467,683
Net realized gain (loss)	180,981	139,394	265,130	(189,477)
Net increase in net assets resulting from operations	1,372,417	163,719,805	4,007,951	264,278,206
Distributions to shareholders from distributable earnings:
Institutional Class	(1,070,356)	(146,246,982)	(3,571,291)	(254,196,609)
Private Investment Class	(19,241)	(3,446,279)	(49,414)	(4,200,784)
Personal Investment Class	(14,483)	(2,137,800)	(826)	(89,620)
Cash Management Class	(19,641)	(3,199,903)	(41,568)	(2,683,953)
Reserve Class	(26,659)	(1,117,598)	(40,854)	(1,290,595)
Resource Class	(16,339)	(4,967,684)	(12,409)	(1,599,458)
Corporate Class	(24,715)	(2,664,191)	(4,034)	(439,777)
CAVU Securities Class	(2)	-	(22,425)	-
Total distributions from distributable earnings	(1,191,436)	(163,780,437)	(3,742,821)	(264,500,796)
Share transactions-net:
Institutional Class	(234,871,298)	498,579,949	5,665,406,437	256,030,543
Private Investment Class	(71,540,917)	(83,191,362)	(69,612,598)	49,500,711
Personal Investment Class	33,894,138	(78,430,874)	(6,107,601)	(2,461,469)
Cash Management Class	70,435,022	(24,723,778)	66,777,783	66,475,768
Reserve Class	(96,559,917)	292,043,533	77,477,855	103,651,946
Resource Class	(595,640,413)	3,118,922	42,742,283	(37,467,649)
Corporate Class	(647,327,935)	704,514,058	65,568,457	(9,080,725)
CAVU Securities Class	100,000	-	634,757,144	-
Net increase (decrease) in net assets resulting from share
transactions	(1,541,511,320)	1,311,910,448	6,477,009,760	426,649,125
Net increase (decrease) in net assets	(1,541,330,339)	1,311,849,816	6,477,274,890	426,426,535
Net assets:
Beginning of period	22,643,489,405	21,331,639,589	31,862,077,188	31,435,650,653
End of period	$21,102,159,066	$22,643,489,405	$38,339,352,078	$31,862,077,188

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33	Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the six months ended February 28, 2021 and the year ended August 31, 2020
(Unaudited)

	Invesco Treasury Obligations Portfolio		Invesco Tax-Free Cash Reserve Portfolio
	February 28, 2021	August 31, 2020	February 28, 2021	August 31, 2020
Operations:
Net investment income	$73,017	$10,091,353	$9,188	$1,534,657
Net realized gain (loss)	46,613	(57,411)	-	-
Net increase in net assets resulting from operations	119,630	10,033,942	9,188	1,534,657
Distributions to shareholders from distributable earnings:
Institutional Class	(68,400)	(9,782,969)	(6,853)	(1,172,112)
Private Investment Class	(786)	(65,930)	(530)	(106,524)
Personal Investment Class	(37)	(898)	(126)	(7,119)
Cash Management Class	(15)	(16,009)	(248)	(177,298)
Reserve Class	(3,296)	(212,244)	(1,299)	(50,307)
Resource Class	(9)	(1,150)	(130)	(21,222)
Corporate Class	(474)	(12,153)	(2)	(75)
Total distributions from distributable earnings	(73,017)	(10,091,353)	(9,188)	(1,534,657)
Share transactions-net:
Institutional Class	(219,272,329)	325,218,196	(24,109,155)	(10,043,247)
Private Investment Class	1,111,947	4,941,082	184,836	(10,353,451)
Personal Investment Class	(135,955)	630,111	(2,466,678)	1,041,703
Cash Management Class	(87,653)	(1,553,674)	(914,017)	(21,806,010)
Reserve Class	36,920,232	(123,709)	(5,450,128)	6,820,117
Resource Class	8	16,515	(1,514,728)	1,886,657
Corporate Class	(2,924,417)	10,431,998	-	85
Net increase (decrease) in net assets resulting from share transactions	(184,388,167)	339,560,519	(34,269,870)	(32,454,146)
Net increase (decrease) in net assets	(184,341,554)	339,503,108	(34,269,870)	(32,454,146)
Net assets:
Beginning of period	1,450,893,804	1,111,390,696	200,043,127	232,497,273
End of period	$1,266,552,250	$1,450,893,804	$165,773,257	$200,043,127

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34	Short-Term Investments Trust

Financial Highlights
(Unaudited)

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Private Investment Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Invesco Liquid Assets Portfolio
Six months ended 02/28/21	$1.0006	$0.0001	$(0.0002)	$(0.0001)	$(0.0001)	$-	$(0.0001)	$1.0004	(0.01)%	$3,134	0.25	%(c)	0.52	%(c)	0.00	%(c)
Year ended 08/31/20	1.0004	0.0098	(0.0006)	0.0092	(0.0090)	-	(0.0090)	1.0006	0.92	3,542	0.46		0.52		0.98
Year ended 08/31/19	1.0004	0.0207	(0.0000)	0.0207	(0.0207)	-	(0.0207)	1.0004	2.09	4,718	0.48		0.52		2.07
Year ended 08/31/18	1.0002	0.0143	(0.0011)	0.0132	(0.0130)	-	(0.0130)	1.0004	1.33	5,863	0.48		0.53		1.43
Year ended 08/31/17	1.00	0.0022	0.0035	0.0057	(0.0050)	(0.0005)	(0.0055)	1.0002	0.54	6,982	0.47		0.56		0.22
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.08	241,327	0.40		0.64		0.09
Invesco STIC Prime Portfolio
Six months ended 02/28/21	1.0000	0.0001	(0.0000)	0.0001	(0.0001)	-	(0.0001)	1.0000	0.01	744	0.16	(c)	0.59	(c)	0.01	(c)
Year ended 08/31/20	1.0001	0.0093	(0.0012)	0.0081	(0.0082)	-	(0.0082)	1.0000	0.82	1,276	0.41		0.56		0.93
Year ended 08/31/19	1.0001	0.0196	0.0001	0.0197	(0.0197)	-	(0.0197)	1.0001	1.99	1,348	0.48		0.55		1.96
Year ended 08/31/18	1.0000	0.0125	(0.0002)	0.0123	(0.0122)	-	(0.0122)	1.0001	1.24	1,590	0.48		0.57		1.25
Year ended 08/31/17	1.00	0.0041	0.0002	0.0043	(0.0043)	-	(0.0043)	1.0000	0.43	1,845	0.39		0.57		0.41
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.15	141,061	0.25		0.68		0.15
Invesco Treasury Portfolio
Six months ended 02/28/21	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	351,293	0.15	(c)	0.51	(c)	0.01	(c)
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	0.70	422,828	0.39		0.51		0.65
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	1.90	506,027	0.48		0.51		1.88
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.07	517,728	0.48		0.50		1.07
Year ended 08/31/17	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.26	574,808	0.43		0.50		0.27
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.07	560,027	0.23		0.64		0.08
Invesco Government & Agency Portfolio
Six months ended 02/28/21	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	512,475	0.14	(c)	0.46	(c)	0.01	(c)
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	(0.00)	(0.01)	1.00	0.72	582,082	0.38		0.45		0.62
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	1.92	532,585	0.46		0.46		1.90
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.08	425,748	0.45		0.45		1.05
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.30	510,489	0.41		0.45		0.32
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.09	340,874	0.23		0.62		0.10
Invesco Treasury Obligations Portfolio
Six months ended 02/28/21	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	15,536	0.13	(c)	0.45	(c)	0.01	(c)
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.74	14,424	0.36		0.45		0.66
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	1.92	9,483	0.43		0.46		1.90
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.10	6,084	0.43		0.46		1.09
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.26	3,224	0.34		0.47		0.32
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.09	6,162	0.16		0.82		0.09
Invesco Tax-Free Cash Reserve Portfolio
Six months ended 02/28/21	1.00	0.00	-	0.00	(0.00)	-	(0.00)	1.00	0.01	10,320	0.10	(c)	0.63	(c)	0.01	(c)
Year ended 08/31/20	1.00	0.01	-	0.01	(0.01)	-	(0.01)	1.00	0.60	10,135	0.38		0.59		0.57
Year ended 08/31/19	1.00	0.01	-	0.01	(0.01)	-	(0.01)	1.00	1.13	20,489	0.45		0.60		1.13
Year ended 08/31/18	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.75	28,061	0.45		0.63		0.76
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.36	27,352	0.41		0.62		0.35
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.05	24,468	0.14		0.77		0.08
(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $3,288, $1,144, $384,521, $553,708, $15,676 and $10,585 for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35	Short-Term Investments Trust

Notes to Financial Statements
February 28, 2021
(Unaudited)

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Invesco Tax-Free Cash Reserve Portfolio.

Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio and Invesco Government & Agency Portfolio currently offer eight different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class. On December 18, 2020, Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio and Invesco Government & Agency Portfolio began offering CAVU Securities class shares. Invesco STIC Prime Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio currently offer seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, and Invesco Tax-Free Cash Reserve Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations - Invesco Liquid Assets Portfolio’s and Invesco STIC Prime Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is

36	Short-Term Investments Trust

recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions - It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Invesco Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	LIBOR Risk - Certain Funds may invest in financial instruments that utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Although many LIBOR rates will be phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. There remains uncertainty regarding the effect of the LIBOR transition process and therefore any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests

37	Short-Term Investments Trust

cannot yet be determined. There is no assurance that the composition or characteristics of any alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to the Fund.

K.	Other Risks – Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%
Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%
Invesco Treasury Portfolio	0.15%	0.15%	0.15%
Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%
Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%
Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

For the six months ended February 28, 2021, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%
Invesco STIC Prime Portfolio	0.15%
Invesco Treasury Portfolio	0.15%
Invesco Government & Agency Portfolio	0.10%
Invesco Treasury Obligations Portfolio	0.13%
Invesco Tax-Free Cash Reserve Portfolio	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of

38	Short-Term Investments Trust

Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class shares for each Fund as shown in the following table (the “expense limits”):

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class	CAVU Securities Class
Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%	0.18%
Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	-
Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%
Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%
Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%	-
Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%	-

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

For the six months ended February 28, 2021, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

Expense Limitation
Invesco Liquid Assets Portfolio	$ 445,515
Invesco STIC Prime Portfolio	140,069
Invesco Treasury Portfolio	3,560,492
Invesco Government & Agency Portfolio	-
Invesco Treasury Obligations Portfolio	145,759
Invesco Tax-Free Cash Reserve Portfolio	162,705

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

Voluntary fee waivers for the six months ended February 28, 2021 are shown below:

	Fund Level	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Invesco Liquid Assets Portfolio	$1,056	$3,855	$25	$316	$1,113	$248	$1
Invesco STIC Prime Portfolio	29,130	1,702	1,078	200	375	97	3
Invesco Treasury Portfolio	3,669,472	568,599	786,770	152,411	2,294,148	255,904	65,513
Invesco Government & Agency Portfolio	5,926,130	813,081	27,179	170,566	1,885,235	105,261	4,656
Invesco Treasury Obligations Portfolio	358,522	19,398	1,994	108	282,476	124	1,382
Invesco Tax-Free Cash Reserve Portfolio	96,319	13,122	6,842	1,958	111,968	2,046	2

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2021, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2021, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment

39	Short-Term Investments Trust

Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.
Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2021, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2021, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Invesco Liquid Assets Portfolio	$51,476,404	$63,220,429	$-
Invesco STIC Prime Portfolio	6,690,224	6,470,000	-
Invesco Tax-Free Cash Reserve Portfolio	60,797,279	79,468,553	-

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

40	Short-Term Investments Trust

NOTE 6–Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had a capital loss carryforward as of August 31, 2020, as follows:

Fund	Not Subject to Expiration	Total*
Invesco Liquid Assets Portfolio	$15,623	$15,623
Invesco Government & Agency Portfolio	189,476	189,476
Invesco Treasury Obligations Portfolio	59,505	59,505
Invesco Tax-Free Cash Reserve Portfolio	19,092	19,092
*	Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At February 28, 2021
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Invesco Liquid Assets Portfolio	$ 2,765,260,749	$298,965	$ (4,916)	$294,049
Invesco STIC Prime Portfolio	207,849,938	710	(53)	657
Invesco Treasury Portfolio	21,212,842,178	-	(15,972)	(15,972)
Invesco Treasury Obligations Portfolio	1,342,620,029	-	(23,691)	(23,691)
*	For Invesco Treasury Portfolio and Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Government & Agency Portfolio and Invesco Tax-Free Cash Reserve Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 9–Share Information

Invesco Liquid Assets Portfolio

	Summary of Share Activity
	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	8,365,748,460	$ 8,369,320,010	15,429,264,962	$ 15,436,049,996
Private Investment Class	371,714	371,900	556,769	556,939
Cash Management Class	137	137	57,447,877	57,471,129
Reserve Class	6,289	6,292	64,898	64,918
Resource Class	-	-	601	601
Corporate Class	2	2	172,360	172,517
CAVU Securities Class(b)	99,960	100,000	-	-

41	Short-Term Investments Trust

NOTE 9–Share Information–(continued)

	Summary of Share Activity
	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount
Issued as reinvestment of dividends:
Institutional Class	175,660	$175,741	6,416,422	$6,418,790
Private Investment Class	112	112	32,532	32,543
Cash Management Class	208	208	81,549	81,575
Reserve Class	14	14	1,504	1,504
Resource Class	19	19	3,570	3,570
Corporate Class	10	10	2,984	2,984

Reacquired:
Institutional Class	(8,165,751,696)	(8,169,248,998)	(15,321,899,211)	(15,328,325,818)
Private Investment Class	(778,496)	(778,848)	(1,765,341)	(1,765,827)
Cash Management Class	(18,987)	(18,994)	(63,868,033)	(63,888,213)
Reserve Class	(6,798)	(6,801)	(90,719)	(90,751)
Resource Class	(3,372)	(3,374)	(1,265)	(1,265)
Corporate Class	-	-	(463,261)	(463,480)
Net increase in share activity	199,843,236	$199,917,430	105,958,198	$106,321,712
(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 12% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 25% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

(b)	Commencement date of December 18, 2020.

42	Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco STIC Prime Portfolio

	Summary of Share Activity
	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	771,985,595	$771,985,595	1,515,191,563	$1,515,273,645
Private Investment Class	9,000	9,000	46,700	46,700
Personal Investment Class	-	-	561	561
Cash Management Class	7,472	7,472	-	-
Reserve Class	1	1	281	281
Resource Class	-	-	182	182
Corporate Class	-	-	36	36

Issued as reinvestment of dividends:
Institutional Class	8,290	8,290	4,489,681	4,489,681
Private Investment Class	57	57	11,032	11,032
Personal Investment Class	19	19	2,832	2,832
Cash Management Class	7	7	3,278	3,278
Reserve Class	4	4	1,098	1,098
Resource Class	6	6	1,140	1,140
Corporate Class	2	2	215	215

Reacquired:
Institutional Class	(886,623,848)	(886,623,848)	(1,851,039,089)	(1,851,119,477)
Private Investment Class	(540,839)	(540,839)	(129,157)	(129,168)
Personal Investment Class	-	-	(48,590)	(48,594)
Cash Management Class	(7,472)	(7,472)	(99,534)	(99,535)
Reserve Class	(18,410)	(18,410)	(169,247)	(169,262)
Resource Class	-	-	(1,996)	(1,996)
Net increase (decrease) in share activity	(115,180,116)	$(115,180,116)	(331,739,014)	$(331,737,351)
(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 97% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

43	Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Treasury Portfolio

	Summary of Share Activity
	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	125,874,033,421	$125,874,033,421	182,665,163,108	$182,665,163,108
Private Investment Class	279,372,087	279,372,087	1,486,970,970	1,486,970,970
Personal Investment Class	758,065,321	758,065,321	2,422,880,087	2,422,880,087
Cash Management Class	467,103,837	467,103,837	861,417,932	861,417,932
Reserve Class	676,508,536	676,508,536	1,819,500,275	1,819,500,275
Resource Class	161,452,985	161,452,985	333,477,473	333,477,473
Corporate Class	2,948,766,705	2,948,766,705	6,641,915,581	6,641,915,581
CAVU Securities Class(b)	100,000	100,000	-	-

Issued as reinvestment of dividends:
Institutional Class	315,420	315,420	45,062,613	45,062,613
Private Investment Class	6,664	6,664	1,524,217	1,524,217
Personal Investment Class	14,391	14,391	2,137,800	2,137,800
Cash Management Class	18,164	18,164	3,199,903	3,199,903
Reserve Class	26,573	26,573	1,117,598	1,117,598
Resource Class	2,187	2,187	377,525	377,525
Corporate Class	15,235	15,235	2,642,981	2,642,981

Reacquired:
Institutional Class	(126,109,220,139)	(126,109,220,139)	(182,211,645,772)	(182,211,645,772)
Private Investment Class	(350,919,668)	(350,919,668)	(1,571,686,549)	(1,571,686,549)
Personal Investment Class	(724,185,574)	(724,185,574)	(2,503,448,761)	(2,503,448,761)
Cash Management Class	(396,686,979)	(396,686,979)	(889,341,613)	(889,341,613)
Reserve Class	(773,095,026)	(773,095,026)	(1,528,574,340)	(1,528,574,340)
Resource Class	(757,095,585)	(757,095,585)	(330,736,076)	(330,736,076)
Corporate Class	(3,596,109,875)	(3,596,109,875)	(5,940,044,504)	(5,940,044,504)
Net increase (decrease) in share activity	(1,541,511,320)	$(1,541,511,320)	1,311,910,448	$1,311,910,448
(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 32% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of December 18, 2020.

44	Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Government & Agency Portfolio

	Summary of Share Activity
	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	106,170,322,604	$106,170,322,604	262,928,153,701	$262,928,153,701
Private Investment Class	718,708,800	718,708,800	2,584,479,157	2,584,479,157
Personal Investment Class	3,426,436	3,426,436	62,737,197	62,737,197
Cash Management Class	324,090,929	324,090,929	657,577,573	657,577,573
Reserve Class	647,890,632	647,890,632	1,172,921,187	1,172,921,187
Resource Class	747,096,515	747,096,515	1,825,896,962	1,825,896,962
Corporate Class	118,817,459	118,817,459	820,373,313	820,373,313
CAVU Securities Class(b)	1,649,734,121	1,649,734,121	-	-

Issued as reinvestment of dividends:
Institutional Class	1,147,871	1,147,871	73,415,945	73,415,945
Private Investment Class	30,131	30,131	3,046,192	3,046,192
Personal Investment Class	684	684	89,620	89,620
Cash Management Class	20,454	20,454	2,363,772	2,363,772
Reserve Class	32,364	32,364	1,290,595	1,290,595
Resource Class	7,240	7,240	1,403,826	1,403,826
Corporate Class	1,105	1,105	26,956	26,956
CAVU Securities Class	516	516	-	-

Reacquired:
Institutional Class	(100,506,064,038)	(100,506,064,038)	(262,745,539,103)	(262,745,539,103)
Private Investment Class	(788,351,529)	(788,351,529)	(2,538,024,638)	(2,538,024,638)
Personal Investment Class	(9,534,721)	(9,534,721)	(65,288,286)	(65,288,286)
Cash Management Class	(257,333,600)	(257,333,600)	(593,465,577)	(593,465,577)
Reserve Class	(570,445,141)	(570,445,141)	(1,070,559,836)	(1,070,559,836)
Resource Class	(704,361,472)	(704,361,472)	(1,864,768,437)	(1,864,768,437)
Corporate Class	(53,250,107)	(53,250,107)	(829,480,994)	(829,480,994)
CAVU Securities Class	(1,014,977,493)	(1,014,977,493)	-	-
Net increase in share activity	6,477,009,760	$6,477,009,760	426,649,125	$426,649,125
(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 36% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of December 18, 2020.

45	Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Treasury Obligations Portfolio

	Summary of Share Activity
	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	1,124,418,886	$1,124,418,886	2,007,630,177	$2,007,630,177
Private Investment Class	6,792,567	6,792,567	17,752,712	17,752,712
Personal Investment Class	1,073,500	1,073,500	12,396,845	12,396,845
Cash Management Class	-	-	38,202,008	38,202,008
Reserve Class	175,671,023	175,671,023	108,199,892	108,199,892
Resource Class	6	6	2,952,538	2,952,538
Corporate Class	109	109	16,000,000	16,000,000

Issued as reinvestment of dividends:
Institutional Class	50,269	50,269	1,687,442	1,687,442
Private Investment Class	782	782	65,930	65,930
Personal Investment Class	37	37	282	282
Cash Management Class	14	14	16,009	16,009
Reserve Class	3,033	3,033	212,244	212,244
Resource Class	2	2	424	424
Corporate Class	474	474	11,998	11,998

Reacquired:
Institutional Class	(1,343,741,484)	(1,343,741,484)	(1,684,099,423)	(1,684,099,423)
Private Investment Class	(5,681,402)	(5,681,402)	(12,877,560)	(12,877,560)
Personal Investment Class	(1,209,492)	(1,209,492)	(11,767,016)	(11,767,016)
Cash Management Class	(87,667)	(87,667)	(39,771,691)	(39,771,691)
Reserve Class	(138,753,824)	(138,753,824)	(108,535,845)	(108,535,845)
Resource Class	-	-	(2,936,447)	(2,936,447)
Corporate Class	(2,925,000)	(2,925,000)	(5,580,000)	(5,580,000)
Net increase (decrease) in share activity	(184,388,167)	$(184,388,167)	339,560,519	$339,560,519
(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 43% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 41% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

46	Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	54,519,050	$54,519,050	310,891,005	$310,891,005
Private Investment Class	1,862,928	1,862,928	11,295,911	11,295,911
Personal Investment Class	3,438,403	3,438,403	11,189,176	11,189,176
Cash Management Class	2,878,349	2,878,349	7,389,500	7,389,500
Reserve Class	11,527,155	11,527,155	58,297,928	58,297,928
Resource Class	217,349	217,349	4,102,971	4,102,971
Corporate Class	-	-	10	10

Issued as reinvestment of dividends:
Institutional Class	4,526	4,526	770,263	770,263
Private Investment Class	430	430	106,524	106,524
Personal Investment Class	126	126	7,119	7,119
Cash Management Class	140	140	164,121	164,121
Reserve Class	1,299	1,299	50,307	50,307
Resource Class	130	130	21,121	21,121
Corporate Class	-	-	75	75

Reacquired:
Institutional Class	(78,632,731)	(78,632,731)	(321,704,515)	(321,704,515)
Private Investment Class	(1,678,522)	(1,678,522)	(21,755,886)	(21,755,886)
Personal Investment Class	(5,905,207)	(5,905,207)	(10,154,592)	(10,154,592)
Cash Management Class	(3,792,506)	(3,792,506)	(29,359,631)	(29,359,631)
Reserve Class	(16,978,582)	(16,978,582)	(51,528,118)	(51,528,118)
Resource Class	(1,732,207)	(1,732,207)	(2,237,435)	(2,237,435)
Net increase (decrease) in share activity	(34,269,870)	$(34,269,870)	(32,454,146)	$(32,454,146)
(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 78% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Funds’ ability to achieve their investment objectives. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

47	Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Private Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2020 through February 28, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Private Investment Class	Beginning Account Value (09/01/20)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/21)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/21)	Expenses Paid During Period[2]
Invesco Liquid Assets Portfolio	$1,000.00	$ 999.90	$1.24	$1,023.55	$1.25	0.25%
Invesco STIC Prime Portfolio	1,000.00	1,000.10	0.79	1,024.00	0.80	0.16
Invesco Treasury Portfolio	1,000.00	1,000.10	0.74	1,024.05	0.75	0.15
Invesco Government & Agency Portfolio	1,000.00	1,000.10	0.69	1,024.10	0.70	0.14
Invesco Treasury Obligations Portfolio	1,000.00	1,000.10	0.64	1,024.15	0.65	0.13
Invesco Tax-Free Cash Reserve Portfolio	1,000.00	1,000.10	0.50	1,024.30	0.50	0.10

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2020 through February 28, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

48	Short-Term Investments Trust

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-SAR-5

Semiannual Report to Shareholders	February 28, 2021
Personal Investment Class
Short-Term Investments Trust (STIT)
Invesco Liquid Assets Portfolio
Invesco STIC Prime Portfolio
Invesco Treasury Portfolio
Invesco Government & Agency Portfolio
Invesco Treasury Obligations Portfolio
Invesco Tax-Free Cash Reserve Portfolio

2	Fund Data
3	Schedules of Investments
29	Financial Statements
35	Financial Highlights
36	Notes to Financial Statements
48	Fund Expenses

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2021, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Personal Investment Class data as of 2/28/21
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS
	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Invesco Liquid Assets[1]	33 - 52 days	40 days	66 days	$10.3 thousand
Invesco STIC Prime[1]	5 - 15 days	10 days	11 days	395.4 thousand
Invesco Treasury[2]	25 - 47 days	41 days	107 days	315.7 million
Invesco Government & Agency[2]	19 - 34 days	34 days	116 days	7.4 million
Invesco Treasury Obligations[2]	47 - 58 days	50 days	116 days	605.8 thousand
Invesco Tax-Free Cash Reserve[3]	8 - 16 days	14 days	14 days	1.1 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2	You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

3	You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2	Short-Term Investments Trust

Schedule of Investments
February 28, 2021 (Unaudited)
Invesco Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-45.27%(a) Asset-Backed Securities - Fully Supported-2.75%
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.23%	03/02/2021	$21,000	$20,999,952
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.26%	05/07/2021	55,000	54,988,484
				75,988,436
Asset-Backed Securities - Fully Supported Bank-12.18% Anglesea Funding LLC (Multi - CEP’s), (1 mo. USD LIBOR + 0.08%)(b)(c)(d)	0.19%	04/13/2021	50,000	50,001,937
Anglesea Funding LLC (Multi - CEP’s), (1 mo. USD LIBOR + 0.08%)(b)(c)(d)	0.20%	05/05/2021	25,000	25,001,531
Bedford Row Funding Corp. (CEP - Royal Bank of Canada), (3 mo. USD LIBOR + 0.08%)(b)(c)(d)	0.30%	10/21/2021	10,000	10,004,149
Concord Minutemen Capital Co. LLC (Multi - CEP’s)(b)(c)	0.15%-0.17%	05/10/2021	31,580	31,570,206
Concord Minutemen Capital Co. LLC (Multi - CEP’s)(b)(c)	0.15%	04/20/2021	10,000	9,998,049
Concord Minutemen Capital Co. LLC (CEP - Goldman Sachs International)(b)	0.39%	06/14/2021	20,000	19,989,179
Crown Point Capital Co. LLC (CEP - Credit Suisse AG)(b)(c)	0.28%	04/28/2021	25,000	25,005,531
LMA Americas LLC (CEP - Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.20%	09/03/2021	40,000	39,965,797
Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(b)(c)	0.20%	04/20/2021	13,752	13,749,316
Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(b)(c)	0.20%	05/05/2021	20,971	20,965,491
Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(b)(c)	0.20%	05/07/2021	16,657	16,652,489
Versailles Commercial Paper LLC (CEP - Natixis S.A.)(c)	0.25%	04/01/2021	35,000	34,995,976
Versailles Commercial Paper LLC (CEP - Natixis S.A.), (1 mo. USD LIBOR + 0.10%)(b)(c)(d)	0.22%	04/07/2021	14,000	14,000,253
Versailles Commercial Paper LLC (CEP - Natixis S.A.)(c)	0.18%	05/05/2021	25,000	24,993,432
				336,893,336
Consumer Finance-1.81% Toyota Finance Australia Ltd. (Australia)(c)	0.19%	05/17/2021	50,000	49,980,162
Diversified Banks-23.89% ANZ New Zealand (Int’l) Ltd. (3 mo. USD LIBOR + 0.00%)(b)(c)(d)	0.19%	08/04/2021	40,000	40,000,000
Barclays U.S. CCP Funding LLC (Multi - CEP’s)(b)(c)	0.21%	06/08/2021	30,000	29,987,254
Barclays U.S. CCP Funding LLC (United Kingdom)(b)(c)	0.28%	04/12/2021	20,000	19,996,792
Barclays U.S. CCP Funding LLC(b)(c)	0.24%	05/05/2021	25,000	24,992,213
BNG Bank N.V. (Netherlands)(b)(c)	0.07%	03/02/2021	75,000	74,999,828
DBS Bank Ltd. (Singapore)(b)(c)	0.23%	05/12/2021	20,000	19,994,700
DBS Bank Ltd. (Singapore)(b)(c)	0.25%	06/07/2021	25,000	24,989,894
DBS Bank Ltd. (Singapore)(b)(c)	0.17%	08/19/2021	24,000	23,979,651
Dexia Credit Local S.A. (France)(b)(c)	0.17%	04/26/2021	40,000	39,993,062
DNB Bank ASA (Norway)(b)(c)	0.20%	07/07/2021	37,800	37,780,848
HSBC Bank PLC (United Kingdom)(b)(c)	0.26%	10/08/2021	25,000	24,968,615
Lloyds Bank PLC (United Kingdom)(c)	0.20%	05/04/2021	10,025	10,022,371
National Australia Bank Ltd. (3 mo. USD LIBOR + 0.06%) (Australia)(b)(c)(d)	0.26%	11/10/2021	50,000	50,025,916
NRW Bank (Germany)(b)(c)	0.08%	03/08/2021	30,000	29,999,577
Royal Bank of Canada (3 mo. USD LIBOR + 0.11%)(b)(c)(d)	0.33%	06/11/2021	15,000	15,005,979
Royal Bank of Canada (3 mo. USD LIBOR + 0.04%)(c)(d)	0.28%	10/01/2021	25,000	25,009,472
Swedbank AB (Sweden)(c)	0.18%	07/26/2021	50,000	49,970,906
Toronto-Dominion Bank (The) (Canada)(b)(c)	0.07%	03/05/2021	25,000	24,999,771
Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.09%) (Canada)(b)(c)(d)	0.31%	07/20/2021	10,000	10,004,438
United Overseas Bank Ltd. (Singapore)(b)(c)	0.19%	07/02/2021	19,000	18,989,581

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3	Short-Term Investments Trust

Schedule of Investments–(continued)
Invesco Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks-(continued) United Overseas Bank Ltd. (Singapore)(b)(c)	0.27%	09/28/2021	$25,000	$24,973,405
United Overseas Bank Ltd. (Singapore)(b)(c)	0.28%	10/04/2021	25,000	24,972,800
Westpac Securities NZ Ltd. (3 mo. USD LIBOR + 0.05%)(b)(c)(d)	0.26%	07/30/2021	15,000	15,005,274
				660,662,347
Diversified Capital Markets-1.81% UBS AG (3 mo. USD LIBOR + 0.07%)(b)(c)(d)	0.31%	10/04/2021	10,000	10,001,165
UBS AG (3 mo. USD LIBOR + 0.12%)(b)(c)(d)	0.35%	10/14/2021	10,000	10,005,260
UBS AG (3 mo. USD LIBOR + 0.15%) (United Kingdom)(b)(c)(d)	0.34%	11/18/2021	30,000	30,022,462
				50,028,887
Investment Banking & Brokerage-1.08% Goldman Sachs International(b)	0.17%	07/07/2021	30,000	29,980,427
Regional Banks-1.75% ASB Finance Ltd.(b)(c)	0.22%	05/03/2021	25,000	24,995,865
ASB Finance Ltd.(b)(c)	0.25%	07/16/2021	5,000	4,997,574
BNZ International Funding Ltd.(b)(c)	0.20%	05/06/2021	18,250	18,246,805
				48,240,244
Total Commercial Paper (Cost $1,251,548,476)				1,251,773,839

Certificates of Deposit-26.47% Bank of Nova Scotia (3 mo. USD LIBOR + 0.05%)(c)(d)	0.24%	11/09/2021	20,000	20,009,020
Canadian Imperial Bank of Commerce(c)	0.07%	03/01/2021	131,000	131,000,000
Credit Agricole Corporate and Investment Bank(c)	0.07%	03/01/2021	31,000	31,000,000
DNB Bank ASA(c)	0.07%	03/01/2021	93,000	93,000,000
KBC Bank N.V.(c)	0.07%	03/05/2021	40,000	39,999,944
Mizuho Bank Ltd.(c)	0.07%	03/01/2021	101,000	101,000,000
MUFG Bank Ltd.(c)	0.24%	03/30/2021	25,000	25,003,191
Rabobank Nederland(c)	0.07%	03/01/2021	131,000	131,000,000
Royal Bank of Canada (3 mo. USD LIBOR + 0.04%)(c)(d)	0.28%	10/07/2021	25,000	25,009,743
Sumitomo Mitsui Trust Bank Ltd.(c)	0.07%	03/05/2021	20,000	19,999,972
Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.11%)(c)(d)	0.34%	06/10/2021	15,000	15,005,918
Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.07%) (Canada)(c)(d)	0.30%	10/08/2021	25,000	25,007,492
Toronto-Dominion Bank (The) (SOFR + 0.20%)(c)(d)	0.24%	02/16/2022	25,000	25,008,442
Westpac Banking Corp. (3 mo. USD LIBOR + 0.12%)(c)(d)	0.35%	07/08/2021	50,000	50,027,326
Total Certificates of Deposit (Cost $732,000,000)				732,071,048
Variable Rate Demand Notes-3.62%(e) Credit Enhanced-3.62% Capital Area Housing Finance Corp. (Cypress Creek at River Apartments); Series 2006, VRD RB (LOC - Citibank N.A.)(f)(g)	0.08%	10/01/2039	565	565,000

Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(g)	0.16%	04/01/2047	9,300	9,299,999
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(g)	0.15%	05/01/2037	2,600	2,600,000
New York (State of) Housing Finance Agency (160 Madison Avenue); Series 2013 B, VRD RB (LOC - Landesbank Hessen-Thueringen Girozentrale)(c)(g)	0.04%	11/01/2046	3,400	3,400,000
New York (State of) Housing Finance Agency (455 West 37th Street Housing); Series 2007 B, VRD RB (LOC - Landesbank Hessen-Thueringen Girozentrale)(c)(g)	0.04%	05/01/2041	2,200	2,200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Short-Term Investments Trust

Schedule of Investments–(continued)
Invesco Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced-(continued) University of Texas System Board of Regents; Subseries 2016 G-2, VRD RB	0.08%	08/01/2045	$82,040	$82,040,000
Total Variable Rate Demand Notes (Cost $100,104,999)				100,104,999
U.S. Dollar Denominated Bonds & Notes-1.21% Diversified Banks-1.21% Australia & New Zealand Banking Group Ltd. (3 mo. USD LIBOR + 0.99%) (Australia)(b)(c)(d)(Cost $33,482,203)	1.18%	06/01/2021	33,400	33,479,841
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-76.57%(Cost $2,117,135,678)				2,117,429,727

			Repurchase
			Amount
Repurchase Agreements-23.44%(h)
BMO Capital Markets Corp., joint agreement dated 02/26/2021, aggregate maturing value of $75,001,250 (collateralized by domestic agency and non-agency asset-backed securities, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $77,832,247; 0.00% - 8.00%; 05/26/2021 - 01/20/2071)	0.20%	03/01/2021	15,000,250	15,000,000
BMO Capital Markets Corp., joint term agreement dated 02/23/2021, aggregate maturing value of $100,003,889 (collateralized by U.S. government sponsored agency obligations, domestic agency and non-agency asset-backed securities, domestic agency and non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $106,785,867; 0.00% - 11.50%; 07/12/2021 - 02/15/2078)(i)	0.20%	03/02/2021	27,001,050	27,000,000
BMO Capital Markets Corp., joint term agreement dated 02/24/2021, aggregate maturing value of $25,001,215 (collateralized by domestic agency and non-agency asset-backed securities, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $26,149,368; 0.00% - 7.75%; 08/05/2021 - 03/25/2051)(i)	0.25%	03/03/2021	10,000,486	10,000,000
Citigroup Global Markets, Inc., joint open agreement dated 01/22/2021 (collateralized by domestic and foreign corporate obligations valued at $203,500,001; 2.75% - 9.25%; 06/15/2021 - 02/01/2061)(j)	0.61%	-	-	8,000,000
Citigroup Global Markets, Inc., joint open agreement dated 10/28/2020 (collateralized by domestic and foreign corporate obligations valued at $55,000,001; 2.98% - 8.00%; 08/03/2022 - 06/01/2050)(j)	0.57%	-	-	10,000,000
Citigroup Global Markets, Inc., open agreement dated 10/02/2020 (collateralized by domestic and foreign corporate obligations valued at $55,000,001; 2.80% -11.50%; 01/26/2022 - 06/03/2050)(j)	0.58%	-	-	50,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 02/23/2021, aggregate maturing value of $410,014,350 (collateralized by a domestic non-agency asset-backed security, U.S. Treasury obligations, domestic commercial paper, domestic non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $428,838,244; 0.75% - 7.38%; 05/04/2021 - 06/25/2065)(c)(i)	0.18%	03/02/2021	60,002,100	60,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/24/2021, aggregate maturing value of $25,001,069 (collateralized by domestic non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $27,500,000; 0.00% - 40.00%; 03/08/2024 - 01/25/2065)(c)(i)	0.22%	03/03/2021	5,000,214	5,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/24/2021, aggregate maturing value of $50,002,236 (collateralized by domestic non-agency asset-backed securities, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities and a U.S. government sponsored agency obligation valued at $54,983,384; 0.00% - 83.62%; 04/15/2021 - 05/25/2065)(c)(i)	0.23%	03/03/2021	20,000,894	20,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Short-Term Investments Trust

Schedule of Investments–(continued)
Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/24/2021, aggregate maturing value of $60,002,333 (collateralized by domestic agency and non-agency asset-backed securities, a domestic corporate obligation and domestic non-agency mortgage-backed securities valued at $63,000,000; 0.45% - 4.53%; 11/15/2022 - 12/25/2059)(c)(i)	0.20%	03/03/2021	$20,000,778	$20,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/26/2021, aggregate maturing value of $10,000,000 (collateralized by a foreign non-agency asset-backed security and domestic non-agency mortgage-backed securities valued at $10,500,001; 3.27% - 4.56%; 04/22/2030 - 06/16/2051)(c)(d)	0.37%	04/05/2021	2,000,000	2,000,000
ING Financial Markets, LLC, joint agreement dated 02/26/2021, aggregate maturing value of $25,000,521 (collateralized by domestic and foreign corporate obligations and a domestic agency mortgage-backed security valued at $26,186,884; 2.25% - 7.63%; 03/15/2022 - 08/20/2049)(c)	0.25%	03/01/2021	10,000,208	10,000,000
J.P. Morgan Securities LLC, joint open agreement dated 04/06/2020 (collateralized by domestic and foreign non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $31,500,194; 0.00% - 7.78%; 05/13/2026 - 09/25/2064)(j)	0.54%	-	-	15,000,000
J.P. Morgan Securities LLC, joint open agreement dated 04/28/2020 (collateralized by domestic and foreign corporate obligations valued at $110,000,001; 0.00% -12.00%; 06/04/2021 - 05/01/2034(j)	0.37%	-	-	65,000,000
J.P. Morgan Securities LLC, joint open agreement dated 09/18/2020 (collateralized by domestic and foreign equity securities valued at $15,753,109; 0.00%-8.38%)(j)	0.27%	-	-	7,000,000
Mitsubishi UFJ Trust & Banking Corp., joint open agreement dated 02/23/2021 (collateralized by domestic corporate obligations valued at $52,500,001; 1.49%- 7.43%; 01/15/2026 - 01/15/2046)(c)(j)	0.20%	-	-	25,000,000
Mizuho Securities (USA) LLC, joint open agreement dated 01/06/2021 (collateralized by domestic and foreign equity securities valued at $52,500,175; 0.00%)(c)(j)	0.22%	-	-	10,000,000
Mizuho Securities (USA) LLC, joint open agreement dated 01/26/2021 (collateralized by domestic and foreign equity securities valued at $52,500,096; 0.00%)(c)(j)	0.22%	-	-	20,000,000
RBC Capital Markets LLC, joint agreement dated 02/26/2021, aggregate maturing value of $100,001,667 (collateralized by domestic and foreign corporate obligations valued at $105,000,002; 0.34% - 6.60%; 03/08/2021 - 03/15/2077)	0.20%	03/01/2021	30,000,500	30,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign corporate obligations valued at $91,804,416; 0.88% - 11.88%; 06/27/2022 - 03/11/2061)(c)(j)	0.18%	-	-	55,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign non-agency asset-backed securities, domestic non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $63,676,886; 0.00% - 13.00%; 03/15/2021 - 07/15/2080)(c)(j)	0.25%	-	-	25,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/26/2021, aggregate maturing value of $800,001,333 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $816,000,060; 1.63% - 5.00%; 08/15/2022 - 11/20/2050)	0.02%	03/01/2021	159,125,336	159,125,071
Total Repurchase Agreements (Cost $648,125,071)				648,125,071
TOTAL INVESTMENTS IN SECURITIES(k)(l)-100.01% (Cost $2,765,260,749)				2,765,554,798
OTHER ASSETS LESS LIABILITIES-(0.01)%				(394,967)
NET ASSETS-100.00%				$2,765,159,831

Investment Abbreviations:

CEP	-Credit Enhancement Provider
LIBOR	-London Interbank Offered Rate
LOC	-Letter of Credit RB -Revenue Bonds
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Short-Term Investments Trust

Schedule of Investments–(continued)
Invesco Liquid Assets Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2021 was $1,099,581,360, which represented 39.77% of the Fund’s Net Assets.

(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 13.1%; Netherlands: 12.4%; Canada: 11.8%; Japan: 9.4%; Australia: 6.3%; Switzerland: 5.9%; Singapore: 5.0%; other countries less than 5% each: 17.0%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2021.

(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2021.

(f)	Security subject to the alternative minimum tax.

(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(h)	Principal amount equals value at period end. See Note 1I.

(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(l)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/2021

1-7	37.1%
8-30	2.0
31-60	7.6
61-90	11.6
91-180	15.3
181+	26.4

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Short-Term Investments Trust

Schedule of Investments
February 28, 2021
(Unaudited)
Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-33.22%(a)
Asset-Backed Securities - Fully Supported Bank-14.42%
Anglesea Funding LLC (Multi - CEP’s)(b)(c)	0.14%	03/15/2021	$7,000	$6,999,639
Cancara Asset Securitisation LLC (CEP - Lloyds TSB Bank PLC)(c)	0.14%	03/18/2021	5,000	4,999,687
Concord Minutemen Capital Co. LLC (Multi - CEP’s)(b)(c)	0.14%	04/09/2021	5,000	4,999,261
Institutional Secured Funding LLC (Multi - CEP’s)(b)(c)	0.18%	03/01/2021	5,000	5,000,000
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.20%	03/03/2021	8,000	7,999,964
				29,998,551

Diversified Banks-13.99%
Barclays U.S. CCP Funding LLC (United Kingdom)(b)(c)	0.13%	03/26/2021	7,000	6,999,356
China Construction Bank Corp.(b)(c)	0.18%	04/12/2021	2,095	2,094,530
Industrial & Commercial Bank of China Ltd.(b)(c)	0.22%	03/15/2021	7,000	6,999,620
NRW Bank (Germany)(b)(c)	0.08%	03/08/2021	7,000	6,999,901
Swedbank AB (Sweden)(c)	0.15%	03/08/2021	6,000	5,999,905
				29,093,312

Specialized Finance-1.44%
Chesham Finance LLC (Multi - CEP’s) (Cayman Islands)(b)(c)	0.10%	03/01/2021	3,000	3,000,000

Thrifts & Mortgage Finance-3.37%
Nationwide Building Society (United Kingdom)(b)(c)	0.13%	03/29/2021	7,000	6,999,371
Total Commercial Paper (Cost $69,090,779)				69,091,234

Certificates of Deposit-19.47%
Canadian Imperial Bank of Commerce(c)	0.07%	03/01/2021	2,000	2,000,000
DNB Bank ASA(c)	0.07%	03/01/2021	15,000	15,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(c)	0.14%	04/05/2021	6,000	6,000,213
Oversea-Chinese Banking Corp. Ltd.(c)	0.17%	03/01/2021	8,000	8,000,000
Rabobank Nederland(c)	0.07%	03/01/2021	2,000	2,000,000
Sumitomo Mitsui Trust Bank Ltd.(c)	0.07%	03/05/2021	7,500	7,499,989
Total Certificates of Deposit (Cost $40,500,000)				40,500,202

Variable Rate Demand Notes-16.19%(d)
Credit Enhanced-16.19%
Capital Area Housing Finance Corp. (Cypress Creek at River Apartments); Series 2006, VRD RB (LOC - Citibank N.A.)(e)(f)	0.08%	10/01/2039	9,300	9,300,000
Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(f)	0.16%	04/01/2047	7,800	7,800,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(f)	0.15%	05/01/2037	3,160	3,160,000
Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD RB (CEP - FHLMC)(e)	0.10%	06/01/2041	220	220,000
University of Texas System Board of Regents; Subseries 2016 G-2, VRD RB	0.08%	08/01/2045	8,200	8,200,000
Ziegler Realty LLC; Series 2007, VRD Notes (LOC - Wells Fargo Bank N.A.)(b)(f)	0.11%	01/01/2033	5,000	5,000,000
Total Variable Rate Demand Notes (Cost $33,680,000)				33,680,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-68.88% (Cost $143,270,779)				143,271,436

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Short-Term Investments Trust

Schedule of Investments–(continued)
Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Repurchase Agreements-31.05%(g)
BMO Capital Markets Corp., joint term agreement dated 02/23/2021, aggregate maturing value of $100,003,889 (collateralized by U.S. government sponsored agency obligations, domestic agency and non-agency asset-backed securities, domestic agency and non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $106,785,867; 0.00% - 11.50%; 07/12/2021 - 02/15/2078)(h)	0.20%	03/02/2021	$3,000,117	$3,000,000
BMO Capital Markets Corp., joint term agreement dated 02/24/2021, aggregate maturing value of $25,001,215 (collateralized by domestic agency and non-agency asset-backed securities, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $26,149,368; 0.00% - 7.75%; 08/05/2021 - 03/25/2051)(h)	0.25%	03/03/2021	3,000,146	3,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 02/23/2021, aggregate maturing value of $410,014,350 (collateralized by a domestic non-agency asset-backed security, U.S. Treasury obligations, domestic commercial paper, domestic non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $428,838,244; 0.75% - 7.38%; 05/04/2021 - 06/25/2065)(c)(h)	0.18%	03/02/2021	7,000,245	7,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/26/2021, aggregate maturing value of $10,000,000 (collateralized by a foreign non-agency asset-backed security and domestic non-agency mortgage-backed securities valued at $10,500,001; 3.27% - 4.56%; 04/22/2030 - 06/16/2051)(c)(i)	0.37%	04/05/2021	8,000,000	8,000,000
ING Financial Markets, LLC, joint agreement dated 02/26/2021, aggregate maturing value of $25,000,521 (collateralized by domestic and foreign corporate obligations and a domestic agency mortgage-backed security valued at $26,186,884; 2.25% - 7.63%; 03/15/2022 - 08/20/2049)(c)	0.25%	03/01/2021	5,000,104	5,000,000
J.P. Morgan Securities LLC, joint open agreement dated 09/18/2020 (collateralized by domestic and foreign equity securities valued at $15,753,109; 0.00% - 8.38%)(j)	0.27%	-	-	8,000,000
Mitsubishi UFJ Trust & Banking Corp., joint open agreement dated 02/23/2021 (collateralized by domestic corporate obligations valued at $52,500,001; 1.49% - 7.43%; 01/15/2026 - 01/15/2046)(c)(j)	0.20%	-	-	7,000,000
RBC Capital Markets LLC, joint agreement dated 02/26/2021, aggregate maturing value of $100,001,667 (collateralized by domestic and foreign corporate obligations valued at $105,000,002; 0.34% - 6.60%; 03/08/2021 - 03/15/2077)	0.20%	03/01/2021	8,000,133	8,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign non-agency asset-backed securities, domestic non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $63,676,886; 0.00% - 13.00%; 03/15/2021 - 07/15/2080)(c)(j)	0.25%	-	-	5,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/26/2021, aggregate maturing value of $800,001,333 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $816,000,060; 1.63% - 5.00%; 08/15/2022 - 11/20/2050)	0.02%	03/01/2021	10,579,177	10,579,159
Total Repurchase Agreements (Cost $64,579,159)				64,579,159
TOTAL INVESTMENTS IN SECURITIES(k)(l)-99.93% (Cost $207,849,938)				207,850,595
OTHER ASSETS LESS LIABILITIES-0.07%				145,568
NET ASSETS-100.00%				$207,996,163

Investment Abbreviations:

CEP	-Credit Enhancement Provider
FHLMC	-Federal Home Loan Mortgage Corp.
LOC	-Letter of Credit
RB	-Revenue Bonds
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Short-Term Investments Trust

Schedule of Investments–(continued)
Invesco STIC Prime Portfolio

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2021 was $70,891,642, which represented 34.08% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 11.1%; Japan: 10.7%; United Kingdom: 9.1%; Netherlands: 9.1%; Norway: 7.2%; Germany: 6.3%; Switzerland: 6.3%; other countries less than 5% each: 12.1%.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2021.
(e)	Security subject to the alternative minimum tax.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary. (g) Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand. (i) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2021.
(j)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(k)	Also represents cost for federal income tax purposes.
(l)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
DNB ASA	7.2%

Portfolio Composition by Maturity
In days, as of 02/28/2021

1-7	67.7%
8-30	18.7
31-60	13.6
61-90	0.0
91-180	0.0
181+	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Short-Term Investments Trust

Schedule of Investments
February 28, 2021
(Unaudited)
Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-55.18%
U.S. Treasury Bills-30.56%(a)
U.S. Treasury Bills	0.02%-0.09%	03/02/2021	$650,000	$649,999,143
U.S. Treasury Bills	0.09%	03/04/2021	300,000	299,997,875
U.S. Treasury Bills	0.09%	03/09/2021	250,000	249,995,000
U.S. Treasury Bills	0.08%-0.12%	03/23/2021	550,000	549,966,992
U.S. Treasury Bills	0.18%-0.26%	03/25/2021	400,000	399,938,667
U.S. Treasury Bills	0.12%	03/30/2021	200,000	199,981,472
U.S. Treasury Bills	0.09%-0.11%	04/08/2021	500,000	499,947,222
U.S. Treasury Bills	0.08%	04/13/2021	50,000	49,995,133
U.S. Treasury Bills	0.09%	04/15/2021	500,000	499,943,750
U.S. Treasury Bills	0.08%-0.10%	04/20/2021	250,000	249,970,139
U.S. Treasury Bills	0.12%	04/22/2021	250,000	249,958,472
U.S. Treasury Bills	0.09%	04/27/2021	50,000	49,992,875
U.S. Treasury Bills	0.11%	04/29/2021	250,000	249,954,931
U.S. Treasury Bills	0.11%	05/06/2021	250,000	249,949,583
U.S. Treasury Bills	0.08%	05/18/2021	300,000	299,949,625
U.S. Treasury Bills	0.10%	05/20/2021	200,000	199,955,556
U.S. Treasury Bills	0.08%	05/27/2021	300,000	299,945,624
U.S. Treasury Bills	0.09%	07/15/2021	250,000	249,915,000
U.S. Treasury Bills	0.10%	07/22/2021	250,000	249,905,659
U.S. Treasury Bills	0.09%	07/29/2021	200,000	199,929,167
U.S. Treasury Bills	0.14%	08/12/2021	150,000	149,904,333
U.S. Treasury Bills	0.14%	10/07/2021	100,000	99,914,444
U.S. Treasury Bills	0.14%	11/04/2021	100,000	99,907,000
U.S. Treasury Bills	0.11%	12/02/2021	150,000	149,873,500
				6,448,791,162

U.S. Treasury Notes-24.62%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	0.18%	04/30/2021	638,500	638,472,656
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.22%)(b)	0.26%	07/31/2021	500,000	499,992,567
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.30%)(b)	0.34%	10/31/2021	450,000	450,234,613
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	0.19%	01/31/2022	500,000	499,846,077
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)(b)	0.15%	04/30/2022	744,000	744,521,239
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.10%	07/31/2022	450,000	450,011,650
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.10%	10/31/2022	605,000	604,982,768
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	0.09%	01/31/2023	100,000	100,000,000
U.S. Treasury Notes	2.25%	03/31/2021	175,000	175,267,091
U.S. Treasury Notes	1.38%	01/31/2022	200,000	202,379,603
U.S. Treasury Notes	1.50%	01/31/2022	165,000	167,153,403
U.S. Treasury Notes	1.88%	01/31/2022	200,000	203,302,196
U.S. Treasury Notes	2.50%	02/15/2022	100,000	102,324,403

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Short-Term Investments Trust

Schedule of Investments–(continued)
Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes-(continued)
U.S. Treasury Notes	1.13%	02/28/2022	$100,000	$101,041,695
U.S. Treasury Notes	2.38%	03/15/2022	250,000	255,956,574
				5,195,486,535
Total U.S. Treasury Securities (Cost $11,644,277,697)				11,644,277,697
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-55.18% (Cost $11,644,277,697)				11,644,277,697

			Repurchase Amount
Repurchase Agreements-45.34%(c)
ABN AMRO Bank N.V., agreement dated 02/26/2021, maturing value of $450,000,375 (collateralized by U.S. Treasury obligations valued at $459,000,036; 1.50% - 2.88%; 10/31/2023 - 02/15/2030)	0.01%	03/01/2021	450,000,375	450,000,000
Bank of Nova Scotia, joint agreement dated 02/26/2021, aggregate maturing value of $500,000,417 (collateralized by U.S. Treasury obligations valued at $510,000,037; 0.00% - 8.00%; 02/28/2021 - 02/15/2051)	0.01%	03/01/2021	497,846,913	497,846,498
BofA Securities, Inc., agreement dated 02/26/2021, maturing value of $750,000,625 (collateralized by U.S. Treasury obligations valued at $765,000,048; 2.25% - 5.00%; 05/15/2037 - 08/15/2046)	0.01%	03/01/2021	750,000,625	750,000,000
BofA Securities, Inc., joint term agreement dated 01/29/2021, aggregate maturing value of $600,042,667 (collateralized by U.S. Treasury obligations valued at $612,000,004; 2.75% - 4.38%; 02/15/2038 - 11/15/2048)(d)	0.08%	03/02/2021	400,028,444	400,000,000
Citigroup Global Markets, Inc., joint agreement dated 02/26/2021, aggregate maturing value of $900,000,750 (collateralized by U.S. Treasury obligations valued at $918,000,051; 0.00% - 4.38%; 11/15/2039 - 08/15/2048)	0.01%	03/01/2021	120,902,858	120,902,757
Citigroup Global Markets, Inc., joint term agreement dated 02/25/2021, aggregate maturing value of $300,001,750 (collateralized by U.S. Treasury obligations valued at $306,000,103; 0.00% - 4.38%; 11/15/2039 - 02/15/2051)(d)	0.03%	03/04/2021	120,000,700	120,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 02/26/2021, aggregate maturing value of $1,200,001,000 (collateralized by U.S. Treasury obligations valued at $1,224,000,007; 0.13% - 3.88%; 02/28/2021 - 02/15/2051)	0.01%	03/01/2021	433,387,284	433,386,923
Credit Agricole Corporate & Investment Bank, joint agreement dated 02/26/2021, aggregate maturing value of $250,000,417 (collateralized by U.S. Treasury obligations valued at $254,891,510; 0.13%; 04/15/2022)	0.02%	03/01/2021	100,000,167	100,000,000
DNB Bank ASA, agreement dated 02/26/2021, maturing value of $400,000,333 (collateralized by U.S. Treasury obligations valued at $408,000,086; 0.13% - 2.88%; 04/15/2021 - 02/15/2030)	0.01%	03/01/2021	400,000,333	400,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 02/26/2021, maturing value of $100,000,083 (collateralized by U.S. Treasury obligations valued at $102,000,012; 0.00% - 1.88%; 02/24/2022 - 06/30/2024)	0.01%	03/01/2021	100,000,083	100,000,000
Fixed Income Clearing Corp. - Bank of Nova Scotia, joint agreement dated 02/26/2021, aggregate maturing value of $1,500,002,500 (collateralized by U.S. Treasury obligations valued at $1,534,464,217; 0.50% - 3.13%; 11/15/2024 - 11/15/2028)	0.02%	03/01/2021	300,000,500	300,000,000
Fixed Income Clearing Corp. - BNP Paribas Securities Corp., joint agreement dated 02/26/2021, aggregate maturing value of $500,001,250 (collateralized by U.S. Treasury obligations valued at $513,585,841; 2.88%; 05/15/2043)	0.03%	03/01/2021	200,000,500	200,000,000
Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/26/2021, maturing value of $250,000,208 (collateralized by U.S. Treasury obligations valued at $255,000,061; 2.25% - 2.38%; 08/15/2049 - 11/15/2049)	0.01%	03/01/2021	250,000,208	250,000,000
Goldman Sachs & Co., agreement dated 02/26/2021, maturing value of $250,000,208 (collateralized by U.S. Treasury obligations valued at $255,000,051; 0.00% - 0.25%; 09/30/2025 - 02/15/2049)	0.01%	03/01/2021	250,000,208	250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Short-Term Investments Trust

Schedule of Investments–(continued)
Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
ING Financial Markets, LLC, joint agreement dated 02/26/2021, aggregate maturing value of $500,009,132 (collateralized by U.S. Treasury obligations valued at $510,483,659; 0.50% - 2.25%; 05/15/2022 - 04/30/2027)	0.02%	03/01/2021	$200,005,165	$200,004,831
J.P. Morgan Securities LLC, joint open agreement dated 03/27/2020 (collateralized by U.S. Treasury obligations valued at $867,000,271; 0.13% - 6.75%; 03/31/2022 - 05/15/2050)(e)	0.03%	-	-	630,000,000
Lloyds Bank PLC, joint term agreement dated 01/22/2021, aggregate maturing value of $500,200,000 (collateralized by U.S. Treasury obligations valued at $510,022,417; 1.50% - 6.00%; 12/31/2023 - 09/30/2026)	0.16%	04/26/2021	300,120,000	300,000,000
Lloyds Bank PLC, joint term agreement dated 01/27/2021, aggregate maturing value of $500,186,667 (collateralized by U.S. Treasury obligations valued at $509,777,929; 1.50% - 6.00%; 05/15/2021 - 08/15/2043)	0.16%	04/23/2021	345,128,800	345,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/24/2021, aggregate maturing value of $317,510,504 (collateralized by U.S. Treasury obligations valued at $328,491,333; 0.00% - 0.13%; 12/31/2022 - 11/15/2045)(d)	0.06%	03/03/2021	67,500,788	67,500,000
Metropolitan Life Insurance Co., term agreement dated 02/24/2021, maturing value of $32,501,629 (collateralized by a U.S. Treasury obligation valued at $33,151,063; 0.13%; 01/31/2023)(d)	0.06%	03/03/2021	32,501,629	32,501,250
Mitsubishi UFJ Trust & Banking Corp., agreement dated 02/26/2021, maturing value of $300,000,250 (collateralized by U.S. Treasury obligations valued at $306,000,095; 0.00% - 5.00%; 05/18/2021 - 11/15/2045)	0.01%	03/01/2021	300,000,250	300,000,000
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/24/2021, aggregate maturing value of $1,005,259,773 (collateralized by U.S. Treasury obligations valued at $1,026,464,724; 1.13% - 1.50%; 02/28/2025 - 02/15/2030)(d)	0.05%	03/03/2021	300,377,920	300,375,000
Mitsubishi UFJ Trust & Banking Corp., term agreement dated 02/24/2021, maturing value of $100,000,583 (collateralized by a U.S. Treasury obligation valued at $102,000,335; 2.63%; 02/15/2029)(d)	0.03%	03/03/2021	100,000,583	100,000,000
Prudential Insurance Co. of America, agreement dated 02/26/2021, maturing value of $260,282,335 (collateralized by U.S. Treasury obligations valued at $266,753,750; 0.00%; 11/15/2027 - 08/15/2037)	0.05%	03/01/2021	260,282,335	260,281,250
Prudential Legacy Insurance Company of New Jersey, agreement dated 02/26/2021, maturing value of $310,751,295 (collateralized by U.S. Treasury obligations valued at $322,477,000; 0.00%; 08/15/2033 - 02/15/2045)	0.05%	03/01/2021	310,751,295	310,750,000
RBC Dominion Securities Inc., agreement dated 02/26/2021, maturing value of $350,000,292 (collateralized by U.S. Treasury obligations valued at $357,000,011; 0.00% - 6.50%; 04/22/2021 - 11/15/2048)	0.01%	03/01/2021	350,000,292	350,000,000
Royal Bank of Canada, agreement dated 02/26/2021, maturing value of $250,000,208 (collateralized by U.S. Treasury obligations valued at $255,000,042; 0.13% - 3.75%; 07/15/2023 - 02/15/2051)	0.01%	03/01/2021	250,000,208	250,000,000
Societe Generale, joint open agreement dated 08/05/2020 (collateralized by U.S. Treasury obligations valued at $1,530,000,094; 0.00% - 8.13%; 02/28/2021 - 05/15/2050)(e)	0.03%	-	-	1,000,000,000
Sumitomo Mitsui Banking Corp., agreement dated 02/26/2021, maturing value of $250,000,208 (collateralized by a U.S. Treasury obligation valued at $255,000,094; 2.75%; 08/31/2025)	0.01%	03/01/2021	250,000,208	250,000,000
Wells Fargo Securities, LLC, agreement dated 02/26/2021, maturing value of $500,000,417 (collateralized by U.S. Treasury obligations valued at $510,000,004; 1.13% - 4.63%; 11/15/2039 - 11/15/2049)	0.01%	03/01/2021	500,000,417	500,000,000
Total Repurchase Agreements (Cost $9,568,548,509)				9,568,548,509
TOTAL INVESTMENTS IN SECURITIES(f)-100.52% (Cost $21,212,826,206)				21,212,826,206
OTHER ASSETS LESS LIABILITIES-(0.52)%				(110,667,140)
NET ASSETS-100.00%				$21,102,159,066

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Short-Term Investments Trust

Schedule of Investments–(continued)
Invesco Treasury Portfolio

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund. (b) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2021.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(f)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity
In days, as of 02/28/2021

1-7	38.9%
8-30	6.6
31-60	12.5
61-90	7.9
91-180	6.4
181+	27.7

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Short-Term Investments Trust

Schedule of Investments

February 28, 2021
(Unaudited)

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-31.89%
U.S. Treasury Bills-18.70%(a)
U.S. Treasury Bills	0.09%	03/02/2021	$500,000	$499,998,820
U.S. Treasury Bills	0.09%	03/09/2021	300,000	299,994,333
U.S. Treasury Bills	0.10%	03/11/2021	400,000	399,988,889
U.S. Treasury Bills	0.08%	03/16/2021	500,000	499,983,333
U.S. Treasury Bills	0.08%	03/23/2021	350,000	349,982,888
U.S. Treasury Bills	0.08%-0.12%	03/30/2021	150,000	149,987,514
U.S. Treasury Bills	0.08%	04/08/2021	120,000	119,989,550
U.S. Treasury Bills	0.09%	04/15/2021	500,000	499,943,750
U.S. Treasury Bills	0.09%-0.17%	04/22/2021	1,250,000	1,249,819,445
U.S. Treasury Bills	0.04%	04/27/2021	500,000	499,968,890
U.S. Treasury Bills	0.08%	04/29/2021	200,000	199,973,778
U.S. Treasury Bills	0.08%	05/18/2021	375,000	374,934,594
U.S. Treasury Bills	0.09%	05/20/2021	200,000	199,960,000
U.S. Treasury Bills	0.09%	05/27/2021	400,000	399,913,000
U.S. Treasury Bills	0.09%	06/17/2021	350,000	349,910,750
U.S. Treasury Bills	0.09%	06/24/2021	500,000	499,856,250
U.S. Treasury Bills	0.09%	07/08/2021	200,000	199,935,500
U.S. Treasury Bills	0.09%	07/29/2021	200,000	199,929,167
U.S. Treasury Bills	0.14%	10/07/2021	50,000	49,957,222
U.S. Treasury Bills	0.14%	11/04/2021	75,000	74,930,250
U.S. Treasury Bills	0.07%	02/24/2022	50,000	49,965,000
				7,168,922,923
U.S. Treasury Notes-13.19%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	0.18%	04/30/2021	720,000	719,974,310
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.22%)(b)	0.26%	07/31/2021	170,000	170,049,814
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.30%)(b)	0.34%	10/31/2021	550,000	550,384,333
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	0.19%	01/31/2022	25,000	24,996,341
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)(b)	0.15%	04/30/2022	107,000	107,104,119
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.10%	07/31/2022	592,000	592,097,518
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.10%	10/31/2022	730,000	730,033,795
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	0.09%	01/31/2023	105,000	105,002,334
U.S. Treasury Notes	2.25%	03/31/2021	478,000	478,867,661
U.S. Treasury Notes	2.25%	04/30/2021	118,000	118,423,155
U.S. Treasury Notes	1.38%	01/31/2022	25,000	25,298,047
U.S. Treasury Notes	1.50%	01/31/2022	298,000	301,912,924
U.S. Treasury Notes	1.88%	01/31/2022	633,000	643,453,526
U.S. Treasury Notes	2.50%	02/15/2022	280,940	287,484,668

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Short-Term Investments Trust

Schedule of Investments–(continued)
Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes-(continued)
U.S. Treasury Notes	1.13%	02/28/2022	$200,000	$202,081,541
				5,057,164,086
Total U.S. Treasury Securities (Cost $12,226,087,009)				12,226,087,009
U.S. Government Sponsored Agency Securities-29.84%
Federal Farm Credit Bank (FFCB)-6.85%
Federal Farm Credit Bank(a)	0.44%	03/24/2021	150,000	149,957,833
Federal Farm Credit Bank (SOFR + 0.10%)(b)	0.13%	05/07/2021	23,000	23,000,000
Federal Farm Credit Bank (SOFR + 0.16%)(b)	0.19%	05/07/2021	55,000	55,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(b)	0.14%	06/10/2021	14,000	14,000,000
Federal Farm Credit Bank (SOFR + 0.28%)(b)	0.33%	10/01/2021	365,000	365,000,000
Federal Farm Credit Bank (SOFR + 0.05%)(b)	0.10%	10/05/2021	123,000	122,996,277
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.10%	10/15/2021	100,000	100,001,583
Federal Farm Credit Bank	0.07%	02/09/2022	243,750	243,735,787
Federal Farm Credit Bank (SOFR + 0.10%)(b)	0.12%	02/22/2022	16,555	16,555,000
Federal Farm Credit Bank (SOFR + 0.08%)(b)	0.14%	03/10/2022	28,000	28,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(b)	0.15%	06/17/2022	65,000	65,000,000
Federal Farm Credit Bank (SOFR + 0.20%)(b)	0.26%	06/23/2022	12,000	12,019,952
Federal Farm Credit Bank (SOFR + 0.04%)(b)	0.09%	07/11/2022	215,000	214,970,949
Federal Farm Credit Bank (SOFR + 0.19%)(b)	0.24%	07/14/2022	28,000	28,000,000
Federal Farm Credit Bank (SOFR + 0.15%)(b)	0.18%	07/28/2022	45,000	45,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(b)	0.10%	08/11/2022	108,000	108,000,000
Federal Farm Credit Bank (SOFR + 0.04%)(b)	0.06%	08/22/2022	50,000	49,998,124
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.08%	08/26/2022	97,500	97,492,640
Federal Farm Credit Bank (SOFR + 0.05%)(b)	0.11%	09/08/2022	138,000	137,968,134
Federal Farm Credit Bank (SOFR + 0.09%)(b)	0.14%	10/07/2022	30,000	30,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.10%	10/21/2022	20,000	20,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(b)	0.11%	11/03/2022	35,000	35,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(b)	0.09%	11/18/2022	56,000	56,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.08%	12/01/2022	74,000	74,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.12%	12/28/2022	350,000	350,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.09%	02/09/2023	18,000	18,000,000
Federal Farm Credit Bank (SOFR + 0.05%)(b)	0.08%	02/17/2023	165,000	165,000,000
				2,624,696,279
Federal Home Loan Bank (FHLB)-17.46%
Federal Home Loan Bank(a)	0.08%	03/05/2021	30,595	30,594,728
Federal Home Loan Bank(a)	0.45%	03/08/2021	290,000	289,974,625
Federal Home Loan Bank (SOFR + 0.13%)(b)	0.19%	03/11/2021	150,000	150,000,000
Federal Home Loan Bank(a)	0.08%-0.09%	03/12/2021	205,000	204,994,760
Federal Home Loan Bank (SOFR + 0.07%)(b)	0.13%	03/12/2021	345,000	345,000,000
Federal Home Loan Bank(a)	0.09%	03/15/2021	6,500	6,499,772
Federal Home Loan Bank(a)	0.09%-0.30%	03/17/2021	430,000	429,973,467
Federal Home Loan Bank(a)	0.07%	03/19/2021	470,000	469,982,610
Federal Home Loan Bank(a)	0.09%-0.44%	03/24/2021	43,000	42,997,527
Federal Home Loan Bank (SOFR + 0.11%)(b)	0.17%	03/25/2021	40,000	40,000,000
Federal Home Loan Bank	0.18%	03/26/2021	35,500	35,500,686
Federal Home Loan Bank (3 mo. USD LIBOR - 0.11%)(b)	0.12%	04/09/2021	15,000	15,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Short-Term Investments Trust

Schedule of Investments–(continued)
Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)-(continued)
Federal Home Loan Bank (3 mo. USD LIBOR - 0.11%)(b)	0.12%	04/13/2021	$77,000	$77,000,000
Federal Home Loan Bank(a)	0.09%	04/14/2021	126,400	126,388,341
Federal Home Loan Bank (3 mo. USD LIBOR - 0.14%)(b)	0.04%-0.09%	04/14/2021	550,000	550,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.14%)(b)	0.09%	04/19/2021	150,000	150,000,000
Federal Home Loan Bank(a)	0.03%	04/21/2021	150,000	149,993,625
Federal Home Loan Bank (SOFR + 0.07%)(b)	0.11%	04/21/2021	75,000	75,000,000
Federal Home Loan Bank(a)	0.08%	04/23/2021	386,100	386,054,526
Federal Home Loan Bank(a)	0.04%	04/28/2021	6,545	6,544,578
Federal Home Loan Bank (SOFR + 0.01%)(b)	0.05%	05/04/2021	280,000	280,000,000
Federal Home Loan Bank (SOFR + 0.03%)(b)	0.07%	05/04/2021	110,000	110,000,000
Federal Home Loan Bank	0.11%	05/10/2021	500,000	499,997,467
Federal Home Loan Bank	0.09%	05/14/2021	160,000	160,000,000
Federal Home Loan Bank	0.09%	05/14/2021	100,000	100,000,000
Federal Home Loan Bank (SOFR + 0.02%)(b)	0.04%	05/19/2021	190,000	190,000,000
Federal Home Loan Bank(a)	0.09%	06/04/2021	60,000	59,986,344
Federal Home Loan Bank(a)	0.08%-0.09%	06/09/2021	35,000	34,991,806
Federal Home Loan Bank(a)	0.08%-0.09%	06/11/2021	71,000	70,983,007
Federal Home Loan Bank (SOFR + 0.10%)(b)	0.15%	07/09/2021	190,000	190,000,000
Federal Home Loan Bank (SOFR + 0.06%)(b)	0.08%	08/24/2021	100,000	100,000,000
Federal Home Loan Bank (SOFR + 0.02%)(b)	0.05%	09/02/2021	100,000	100,000,000
Federal Home Loan Bank (SOFR + 0.17%)(b)	0.21%	11/12/2021	127,000	127,000,000
Federal Home Loan Bank (SOFR + 0.15%)(b)	0.18%	11/15/2021	355,000	355,000,000
Federal Home Loan Bank	0.07%	02/11/2022	34,560	34,558,009
Federal Home Loan Bank (SOFR + 0.07%)(b)	0.12%	04/14/2022	45,000	45,000,000
Federal Home Loan Bank (SOFR + 0.07%)(b)	0.11%	04/28/2022	28,000	28,000,000
Federal Home Loan Bank (SOFR + 0.06%)(b)	0.10%	05/12/2022	35,000	35,000,000
Federal Home Loan Bank (SOFR + 0.13%)(b)	0.17%	08/05/2022	80,000	80,000,000
Federal Home Loan Bank (SOFR + 0.09%)(b)	0.12%	08/19/2022	380,000	380,009,621
Federal Home Loan Bank (SOFR + 0.09%)(b)	0.14%	10/05/2022	80,000	80,000,000
Federal Home Loan Bank (SOFR + 0.06%)(b)	0.12%	12/08/2022	54,000	54,000,000
				6,696,025,499
Federal Home Loan Mortgage Corp. (FHLMC)-2.07%
Federal Home Loan Mortgage Corp. (SOFR + 0.30%)(b)	0.36%	06/30/2021	45,000	45,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.32%)(b)	0.38%	09/30/2021	412,000	412,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.31%)(b)	0.36%	01/03/2022	145,000	145,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.09%)(b)	0.15%	09/16/2022	190,000	190,000,000
				792,000,000
Federal National Mortgage Association (FNMA)-2.78%
Federal National Mortgage Association (SOFR + 0.25%)(b)	0.31%	03/24/2021	185,000	185,000,000
Federal National Mortgage Association (SOFR + 0.21%)(b)	0.26%	07/01/2021	150,000	150,000,000
Federal National Mortgage Association (SOFR + 0.23%)(b)	0.28%	07/06/2021	156,000	156,000,000
Federal National Mortgage Association (SOFR + 0.28%)(b)	0.33%	07/06/2021	225,000	225,000,000
Federal National Mortgage Association (SOFR + 0.30%)(b)	0.35%	01/07/2022	350,000	350,000,000
				1,066,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Short-Term Investments Trust

Schedule of Investments–(continued)
Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. International Development Finance Corp. (DFC)-0.68%
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	06/15/2025	$21,600	$21,600,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	07/15/2025	23,500	23,500,001
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	09/15/2025	5,000	5,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	09/15/2026	5,000	5,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	09/15/2026	9,583	9,583,333
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	08/13/2027	8,000	8,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	08/13/2027	4,600	4,600,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	09/30/2027	12,000	12,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	02/15/2028	15,556	15,555,556
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	11/15/2028	70,455	70,454,546
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	05/15/2030	8,190	8,190,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	10/15/2030	8,000	8,000,000
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	07/09/2026	28,050	28,050,000
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	03/15/2030	41,625	41,625,000
				261,158,436
Total U.S. Government Sponsored Agency Securities (Cost $11,439,880,214)				11,439,880,214
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-61.73% (Cost $23,665,967,223)				23,665,967,223
			Repurchase Amount
Repurchase Agreements-41.02%(d)
Bank of Montreal, joint agreement dated 02/26/2021, aggregate maturing value of $400,000,333 (collateralized by U.S. Treasury obligations valued at $408,000,050; 0.13% - 2.88%; 10/31/2021 - 11/15/2030)	0.01%	03/01/2021	200,000,167	200,000,000

Bank of Nova Scotia, joint agreement dated 02/26/2021, aggregate maturing value of $475,000,792 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $484,500,028; 1.50% -6.50%; 08/31/2021 - 01/01/2051)	0.02%	03/01/2021	225,000,375	225,000,000
BNP Paribas Securities Corp., joint agreement dated 02/26/2021, aggregate maturing value of $2,500,006,250 (collateralized by domestic agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $2,550,000,004; 0.00% - 7.50%; 03/16/2021 - 10/20/2067)	0.03%	03/01/2021	2,000,005,000	2,000,000,000
BNP Paribas Securities Corp., joint term agreement dated 01/29/2021, aggregate maturing value of $1,000,068,889 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,000; 0.00% -7.50%; 04/08/2021 - 02/20/2069)(e)	0.08%	03/01/2021	710,048,911	710,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Short-Term Investments Trust

Schedule of Investments–(continued)
Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount	Value
BofA Securities, Inc., joint term agreement dated 01/28/2021, aggregate maturing value of $495,042,075 (collateralized by domestic agency mortgage-backed securities valued at $504,900,000; 0.47% - 4.50%; 06/01/2035 - 05/01/2058)(e)	0.09%	03/03/2021	$375,031,875	$375,000,000
BofA Securities, Inc., joint term agreement dated 01/29/2021, aggregate maturing value of $600,042,667 (collateralized by U.S. Treasury obligations valued at $612,000,004; 2.75% - 4.38%; 02/15/2038 - 11/15/2048)(e)	0.08%	03/02/2021	200,014,222	200,000,000
BofA Securities, Inc., joint term agreement dated 02/24/2021, aggregate maturing value of $400,020,000 (collateralized by domestic agency mortgage-backed securities valued at $408,000,000; 1.50% - 5.00%; 08/01/2033 - 03/01/2051)(e)	0.06%	03/26/2021	310,015,500	310,000,000
Citigroup Global Markets, Inc., joint agreement dated 02/26/2021, aggregate maturing value of $900,000,750 (collateralized by U.S. Treasury obligations valued at $918,000,051; 0.00% - 4.38%; 11/15/2039 - 08/15/2048)	0.01%	03/01/2021	300,000,250	300,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 02/26/2021, aggregate maturing value of $250,000,417 (collateralized by U.S. Treasury obligations valued at $254,891,510; 0.13%; 04/15/2022)	0.02%	03/01/2021	150,000,250	150,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 02/26/2021, maturing value of $150,000,125 (collateralized by U.S. Treasury obligations valued at $153,000,074; 1.13% - 1.63%; 08/31/2021 - 05/15/2026)	0.01%	03/01/2021	150,000,125	150,000,000
Fixed Income Clearing Corp. - Bank of Nova Scotia, joint agreement dated 02/26/2021, aggregate maturing value of $1,500,002,500 (collateralized by U.S. Treasury obligations valued at $1,534,464,217; 0.50% - 3.13%; 11/15/2024 - 11/15/2028)	0.02%	03/01/2021	1,000,001,667	1,000,000,000
Fixed Income Clearing Corp. - BNP Paribas Securities Corp., joint agreement dated 02/26/2021, aggregate maturing value of $500,001,250 (collateralized by U.S. Treasury obligations valued at $513,585,841; 2.88%; 05/15/2043)	0.03%	03/01/2021	300,000,750	300,000,000
Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/26/2021, maturing value of $1,250,001,042 (collateralized by U.S. Treasury obligations valued at $1,275,000,044; 1.25% - 2.38%; 11/15/2049 -08/15/2050)	0.01%	03/01/2021	1,250,001,042	1,250,000,000
Goldman Sachs & Co., term agreement dated 02/25/2021, maturing value of $660,006,417 (collateralized by a U.S. government sponsored agency obligation and U.S. Treasury obligations valued at $673,200,000; 0.00% -2.00%; 02/28/2022 - 11/15/2049)(e)	0.05%	03/04/2021	660,006,417	660,000,000
ING Financial Markets, LLC, joint agreement dated 02/26/2021, aggregate maturing value of $500,009,132 (collateralized by U.S. Treasury obligations valued at $510,483,659; 0.50% - 2.25%; 05/15/2022 - 04/30/2027)	0.02%	03/01/2021	300,003,968	300,003,468
ING Financial Markets, LLC, joint term agreement dated 02/08/2021, aggregate maturing value of $300,019,333 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at$306,000,130; 0.00% - 5.50%; 01/27/2022 - 05/01/2058)	0.08%	03/09/2021	210,013,533	210,000,000
ING Financial Markets, LLC, joint term agreement dated 02/10/2021, aggregate maturing value of $350,024,500 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $357,000,046; 0.00% - 7.00%; 03/04/2021 - 05/01/2058)	0.09%	03/10/2021	250,017,500	250,000,000
ING Financial Markets, LLC, term agreement dated 02/16/2021, maturing value of $122,008,540 (collateralized by domestic agency mortgage-backed securities and a U.S. Treasury obligation valued at $124,440,025; 0.00% - 4.50%; 01/27/2022 - 01/01/2057)	0.09%	03/16/2021	122,008,540	122,000,000
ING Financial Markets, LLC, term agreement dated 02/26/2021, maturing value of $255,012,042 (collateralized by domestic agency mortgage-backed securities and a U.S. Treasury obligation valued at $260,100,063; 0.00% - 6.00%; 01/27/2022 - 01/01/2051)	0.05%	04/01/2021	250,012,042	255,000,000
J.P. Morgan Securities LLC, agreement dated 02/26/2021, maturing value of $500,000,833 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 1.50% - 7.00%; 04/01/2028 - 01/20/2051)	0.02%	03/01/2021	500,000,833	500,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Short-Term Investments Trust

Schedule of Investments–(continued)
Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount	Value
J.P. Morgan Securities LLC, joint open agreement dated 03/27/2020 (collateralized by U.S. Treasury obligations valued at $867,000,271; 0.13% -6.75%; 03/31/2022 - 05/15/2050)(f)	0.03%	–	$–	$150,000,000
J.P. Morgan Securities LLC, joint open agreement dated 05/02/2019 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,097; 0.00% - 6.50%; 12/31/2021 - 03/01/2051)(f)	0.04%	–	–	350,000,000
J.P. Morgan Securities LLC, joint open agreement dated 05/15/2019 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $295,800,000; 0.00% - 8.50%; 03/25/2021 - 10/15/2062)(f)	0.08%	–	–	240,000,000
J.P. Morgan Securities LLC, joint open agreement dated 10/15/2019 (collateralized by domestic agency mortgage-backed securities and a U.S. Treasury obligation valued at $408,000,105; 0.28% - 8.13%; 04/25/2021 - 02/25/2051)(f)	0.05%	–	–	275,000,000
J.P. Morgan Securities LLC, open agreement dated 05/22/2019 (collateralized by a U.S. government sponsored agency obligation and domestic agency mortgage-backed securities valued at $255,000,000; 2.00% - 7.00%; 11/01/2026 - 03/01/2051)(f)	0.04%	–	–	250,000,000
Lloyds Bank PLC, joint term agreement dated 01/22/2021, aggregate maturing value of $500,200,000 (collateralized by U.S. Treasury obligations valued at $510,022,417; 1.50% - 6.00%; 12/31/2023 - 09/30/2026)	0.16%	04/26/2021	140,056,000	140,000,000
Lloyds Bank PLC, joint term agreement dated 01/27/2021, aggregate maturing value of $500,186,667 (collateralized by U.S. Treasury obligations valued at $509,777,929; 1.50% - 6.00%; 05/15/2021 - 08/15/2043)	0.16%	04/23/2021	100,037,333	100,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/24/2021, aggregate maturing value of $317,510,504 (collateralized by U.S. Treasury obligations valued at $328,491,333; 0.00% - 0.13%; 12/31/2022 -11/15/2045)(e)	0.06%	03/03/2021	170,002,233	170,000,250
Mitsubishi UFJ Trust & Banking Corp., agreement dated 02/26/2021, maturing value of $300,000,500 (collateralized by domestic agency mortgage-backed securities valued at $306,000,001; 0.41% - 0.82%; 04/15/2036 -02/20/2049)	0.02%	03/01/2021	300,000,500	300,000,000
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/24/2021, aggregate maturing value of $1,005,259,773 (collateralized by U.S. Treasury obligations valued at $1,026,464,724; 1.13% - 1.50%; 02/28/2025 -02/15/2030)(e)	0.05%	03/03/2021	434,841,728	434,837,500
Prudential Insurance Co. of America, agreement dated 02/26/2021, maturing value of $513,922,141 (collateralized by U.S. Treasury obligations valued at $532,632,970; 0.00%; 02/15/2026 - 11/15/2043)	0.05%	03/01/2021	513,922,141	513,920,000
Prudential Legacy Insurance Company of New Jersey, agreement dated 02/26/2021, maturing value of $38,625,161 (collateralized by a U.S. Treasury obligation valued at $39,594,000; 0.00%; 08/15/2033)	0.05%	03/01/2021	38,625,161	38,625,000
RBC Capital Markets LLC, joint term agreement dated 02/26/2021, aggregate maturing value of $1,250,000,000 (collateralized by a foreign corporate obligation, domestic agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at$1,275,000,266; 0.13% - 9.68%; 02/28/2021 - 08/20/2065)(b)(e)	0.13%	04/28/2021	920,000,000	920,000,000
RBC Dominion Securities Inc., joint agreement dated 02/26/2021, aggregate maturing value of $2,000,005,000 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at$2,040,000,034; 0.00% - 6.25%; 02/28/2021 - 02/01/2051)	0.03%	03/01/2021	1,460,003,650	1,460,000,000
Societe Generale, joint open agreement dated 08/05/2020 (collateralized by U.S. Treasury obligations valued at $1,530,000,094; 0.00% - 8.13%; 02/28/2021 - 05/15/2050)(f)	0.03%	–	–	320,000,000
TD Securities (USA) LLC, term agreement dated 02/24/2021, maturing value of $100,000,778 (collateralized by U.S. Treasury obligations valued at $102,000,077; 1.63% - 5.50%; 08/15/2028 - 11/15/2050)(e)	0.04%	03/03/2021	100,000,778	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Short-Term Investments Trust

Schedule of Investments–(continued)
Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Wells Fargo Securities, LLC, agreement dated 02/26/2021, maturing value of $500,001,250 (collateralized by domestic agency mortgage-backed securities valued at $510,000,001; 1.50% - 5.00%; 11/01/2031 - 03/01/2051)	0.03%	03/01/2021	$500,001,250	$500,000,000
Total Repurchase Agreements (Cost $15,729,386,218)				15,729,386,218
TOTAL INVESTMENTS IN SECURITIES(g)-102.75% (Cost $39,395,353,441)				39,395,353,441
OTHER ASSETS LESS LIABILITIES-(2.75)%				(1,056,001,363)
NET ASSETS-100.00%				$38,339,352,078

Investment Abbreviations:

LIBOR	-London Interbank Offered Rate
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2021.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2021.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(g)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity
In days, as of 02/28/2021

1-7	36.9%
8-30	11.7
31-60	13.1
61-90	9.0
91-180	7.1
181+	22.2

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Short-Term Investments Trust

Schedule of Investments
February 28, 2021 (Unaudited)

Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-106.00%
U.S. Treasury Bills-87.64%(a)
U.S. Treasury Bills	0.02%-0.09%	03/02/2021	$62,000	$61,999,887
U.S. Treasury Bills	0.09%-0.12%	03/04/2021	40,000	39,999,692
U.S. Treasury Bills	0.03%-0.09%	03/09/2021	73,700	73,698,897
U.S. Treasury Bills	0.07%-0.13%	03/11/2021	40,000	39,998,962
U.S. Treasury Bills	0.03%-0.08%	03/16/2021	80,000	79,997,958
U.S. Treasury Bills	0.08%	03/18/2021	20,000	19,999,292
U.S. Treasury Bills	0.08%-0.12%	03/23/2021	35,000	34,997,922
U.S. Treasury Bills	0.09%	03/25/2021	15,000	14,999,100
U.S. Treasury Bills	0.03%-0.12%	03/30/2021	103,000	102,995,151
U.S. Treasury Bills	0.10%	04/01/2021	46,000	45,996,237
U.S. Treasury Bills	0.04%	04/06/2021	35,000	34,998,775
U.S. Treasury Bills	0.02%-0.11%	04/08/2021	45,000	44,997,625
U.S. Treasury Bills	0.04%-0.09%	04/13/2021	40,000	39,997,671
U.S. Treasury Bills	0.02%-0.10%	04/20/2021	70,000	69,996,500
U.S. Treasury Bills	0.12%-0.14%	04/22/2021	25,000	24,995,667
U.S. Treasury Bills	0.04%-0.09%	04/27/2021	40,000	39,996,708
U.S. Treasury Bills	0.11%	04/29/2021	15,000	14,997,296
U.S. Treasury Bills	0.03%-0.09%	05/04/2021	15,000	14,998,688
U.S. Treasury Bills	0.07%-0.11%	05/06/2021	20,000	19,996,792
U.S. Treasury Bills	0.04%-0.09%	05/13/2021	42,000	41,996,238
U.S. Treasury Bills	0.04%-0.18%	05/20/2021	25,000	24,994,789
U.S. Treasury Bills	0.05%-0.10%	06/01/2021	36,500	36,493,247
U.S. Treasury Bills	0.04%-0.09%	06/10/2021	20,000	19,996,283
U.S. Treasury Bills	0.09%	06/24/2021	10,000	9,997,125
U.S. Treasury Bills	0.10%	07/01/2021	40,000	39,986,444
U.S. Treasury Bills	0.09%	07/08/2021	15,000	14,995,162
U.S. Treasury Bills	0.16%	07/15/2021	7,000	6,995,901
U.S. Treasury Bills	0.10%	07/22/2021	20,000	19,992,453
U.S. Treasury Bills	0.07%	08/05/2021	5,000	4,998,474
U.S. Treasury Bills	0.06%	08/19/2021	12,000	11,996,751
U.S. Treasury Bills	0.05%	08/26/2021	10,000	9,997,775
U.S. Treasury Bills	0.14%	09/09/2021	5,000	4,996,267
U.S. Treasury Bills	0.14%	10/07/2021	5,000	4,995,722
U.S. Treasury Bills	0.14%	11/04/2021	15,000	14,986,050
U.S. Treasury Bills	0.11%	12/30/2021	10,000	9,990,711
U.S. Treasury Bills	0.09%	01/27/2022	3,000	2,997,510
U.S. Treasury Bills	0.06%	02/24/2022	10,000	9,994,000
				1,110,059,722
U.S. Treasury Notes-18.36%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	0.18%	04/30/2021	7,000	6,999,982
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.22%)(b)	0.26%	07/31/2021	15,000	14,998,352
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.30%)(b)	0.34%	10/31/2021	36,500	36,511,751

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Short-Term Investments Trust

Schedule of Investments–(continued)
Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes-(continued)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	0.19%	01/31/2022	$30,000	$29,981,531
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)(b)	0.15%	04/30/2022	55,000	55,018,696
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.10%	07/31/2022	22,000	22,001,850
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.10%	10/31/2022	45,000	44,997,957
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	0.09%	01/31/2023	6,000	6,000,311
U.S. Treasury Notes	2.25%	03/31/2021	16,000	16,026,186
				232,536,616
TOTAL INVESTMENTS IN SECURITIES-106.00% (Cost $1,342,596,338)				1,342,596,338
OTHER ASSETS LESS LIABILITIES-(6.00)%				(76,044,088)
NET ASSETS-100.00%				$1,266,552,250

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2021.

Portfolio Composition by Maturity

In days, as of 02/28/2021

1-7	7.6%
8-30	27.4
31-60	24.8
61-90	8.1
91-180	14.1
181+	18.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Short-Term Investments Trust

Schedule of Investments
February 28, 2021 (Unaudited)

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-99.85%
Alabama-4.11%
Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC - Swedbank AB)(a)(b)(c)	0.08%	07/01/2040	$6,805	$6,805,000
Arizona-3.34%
Casa Grande (City of), AZ Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD RB (CEP - FNMA)(b)	0.04%	06/15/2031	2,685	2,685,000
Sierra Vista (City of), AZ Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD RB (CEP - FNMA)(b)	0.04%	06/15/2031	2,845	2,845,000
				5,530,000
California-1.81%
California (State of) Educational Facilities Authority (Stanford University); Series 2021, Tax Exempt Commercial Paper Notes	0.07%	04/06/2021	3,000	3,000,000
Colorado-0.61%
Boulder (County of), CO (Imagine!); Series 2006, VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.13%	02/01/2031	1,010	1,010,000
Delaware-2.41%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.04%	09/01/2036	2,780	2,780,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.05%	05/01/2036	1,215	1,215,000
				3,995,000
District of Columbia-4.50%
District of Columbia (Medlantic/Helix); Series 1998 A, VRD RB (LOC - TD Bank N.A.)(b)(c)	0.03%	08/15/2038	1,345	1,345,000
Metropolitan Washington Airports Authority; Subseries 2010 C-2, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.02%	10/01/2039	6,110	6,110,000
				7,455,000
Florida-4.19%
Palm Beach (County of), FL (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	0.08%	11/01/2036	2,725	2,725,000
Palm Beach (County of), FL (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	0.03%	07/01/2032	2,400	2,400,000
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.02%	07/01/2037	1,825	1,825,000
				6,950,000
Georgia-4.87%
Atlanta (City of), GA Georgia Development Authority (Perkins + Will, Inc.); Series 2010, VRD RB (LOC - BMO Harris Bank N.A.)(b)(c)	0.04%	11/01/2030	2,155	2,155,000
Monroe (County of), GA Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 A, VRD PCR (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.03%	01/01/2030	2,420	2,420,000
Series 2010 A, Ref. VRD PCR (LOC - Truist Bank)(b)(c)	0.11%	01/01/2036	3,500	3,500,000
				8,075,000
Illinois-5.33%
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(b)	0.01%	12/01/2046	5,730	5,730,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	0.03%	01/01/2037	2,100	2,100,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Short-Term Investments Trust

Schedule of Investments–(continued)
Invesco Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois-(continued)
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC - U.S. Bank N.A.)(b)(c)	0.04%	10/01/2033	$1,000	$1,000,000
				8,830,000

Indiana-8.48%
Huntington (City of), IN (Huntington University); Series 2007, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.08%	08/01/2037	4,660	4,660,000
Indiana (State of) Finance Authority (Ispat Inland, Inc.); Series 2005, Ref. VRD RB (LOC - Rabobank Nederland)(a)(b)(c)	0.08%	06/01/2035	5,495	5,495,000
Purdue University; Series 2011 A, VRD COP(b)	0.01%	07/01/2035	3,900	3,900,000
				14,055,000

Louisiana-2.77%
Louisiana (State of) Offshore Terminal Authority Deepwater Port (Loop LLC); Series 2013 B, Ref. VRD RB (LOC - JPMorgan Chase Bank, N.A.)(b)(c)	0.03%	09/01/2033	910	910,000
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	0.02%	07/01/2047	3,690	3,690,000
				4,600,000

Maryland-5.19%
Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Hospital); Series 2021 B, Commercial Paper Notes	0.14%	05/07/2021	4,500	4,500,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical); Series 2008E, VRD RB (LOC - Bank of Montreal)(b)(c)	0.01%	07/01/2041	2,600	2,600,000
Montgomery (County of), MD; Series 2021 B, Commercial Paper Notes	0.08%	05/05/2021	1,500	1,500,000
				8,600,000

Massachusetts-2.61%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC - TD Bank N.A.)(b)(c)	0.03%	10/01/2038	2,830	2,830,000
Massachusetts (State of) Transportation Trust Fund; Series 2010 A-1, VRD RB (LOC - Citibank N.A.)(b)(c)	0.02%	01/01/2037	1,500	1,500,000
				4,330,000

Michigan-3.53%
Kent (County of), MI Hospital Finance Authority (Spectrum Health System); Series 2008 C, Ref. VRD RB
(LOC - Bank of New York Mellon (The))(b)(c)	0.03%	01/15/2026	1,420	1,420,000
Michigan State University Board of Trustees;
Series 2000 A-1, VRD RB(b)	0.06%	08/15/2030	3,415	3,415,000
Series 2000 A-2, VRD RB(b)	0.06%	08/15/2030	1,010	1,010,000
				5,845,000
Minnesota-5.35%
Burnsville (City of), MN (Bridgeway Apartments L.P.); Series 2003, Ref. VRD RB (CEP - FNMA)(b)	0.11%	10/15/2033	1,175	1,175,000
Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP - FHLMC)(b)	0.03%	11/01/2035	3,610	3,610,000
St. Paul (City of), MN Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD RB (CEP - FHLMC)(b)	0.03%	10/01/2033	4,085	4,085,000
				8,870,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Short-Term Investments Trust

Schedule of Investments–(continued)
Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Mississippi-4.73%
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.);
Series 2010 C, VRD IDR(b)	0.03%	12/01/2030	$585	$585,000
Series 2010 E, VRD IDR(b)	0.03%	12/01/2030	6,250	6,250,000
Series 2010 B, VRD IDR(b)	0.03%	12/01/2030	1,000	1,000,000
				7,835,000

Missouri-0.77%
Bridgeton (City of), MO IDA (Stolze Printing); Series 2010, VRD RB (LOC - FHLB of Chicago)(b)(c)	0.04%	11/01/2037	715	715,000
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC - FHLB of Chicago)(b)(c)	0.10%	08/01/2038	565	565,000
				1,280,000

New York-1.72%
New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC - Mizuho Bank Ltd.)(a)(b)(c)	0.02%	05/01/2039	2,850	2,850,000

North Carolina-1.51%
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 1992 A, VRD RB(b)	0.02%	06/01/2027	1,285	1,285,000
North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1991 B, VRD RB(b)	0.01%	12/01/2021	1,220	1,220,000
				2,505,000

Ohio-1.76%
Lorain (County of), OH Port Authority (St. Ignatius High School); Series 2008, VRD RB (LOC - U.S. Bank N.A.)(b)(c)	0.04%	08/02/2038	2,925	2,925,000

Pennsylvania-2.81%
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC- PNC Bank N.A.)(b)(c)	0.04%	06/01/2037	2,095	2,095,000
Haverford Township School District; Series 2009, VRD GO Bonds (LOC - TD Bank N.A.)(b)(c)	0.03%	03/01/2030	1,885	1,885,000
Lebanon (County of), PA Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.04%	10/15/2025	380	380,000
Ridley School District; Series 2009, VRD GO Bonds (LOC - TD Bank N.A.)(b)(c)	0.03%	11/01/2029	305	305,000
				4,665,000

Rhode Island-2.65%
Rhode Island Health & Educational Building Corp. (Brown University); Series 2003 B, VRD RB(b)	0.02%	09/01/2043	4,400	4,400,000

Texas-12.02%
Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.04%	02/15/2042	1,285	1,285,000
Houston (City of) TX; Series 2021 E-2, Commercial Paper Notes	0.06%	03/03/2021	3,500	3,500,000
Houston (City of), TX (Combined Utility System); Series 2004 B-3, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.03%	05/15/2034	1,950	1,950,000
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.05%	04/01/2026	2,320	2,320,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009,
VRD RB (CEP - FHLMC)(b)	0.10%	05/01/2042	2,860	2,860,000
Texas A&M University System Board of Regents;
Series 2021 B, Commercial Paper Notes	0.24%	05/05/2021	400	400,000
Series 2021 B, Commercial Paper Notes	0.10%	07/06/2021	4,500	4,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Short-Term Investments Trust

Schedule of Investments–(continued)
Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
University of Texas System Board of Regents;
Series 2008 B, VRD RB(b)	0.01%	08/01/2025	$2,115	$2,115,000
Series 2021 A, Commercial Paper Notes	0.08%	07/07/2021	1,000	1,000,000
				19,930,000

Virginia-2.47%
Norfolk (City of), VA; Series 2007, VRD GO Bonds(b)	0.03%	08/01/2037	4,100	4,100,000

Washington-4.11%
Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD RB (LOC - FHLB of San Francisco)(b)(c)	0.03%	09/01/2049	3,375	3,375,000
Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD RB (LOC - FHLB of San Francisco)(b)(c)	0.03%	11/01/2047	3,445	3,445,000
				6,820,000

West Virginia-4.17%
Cabell (County of), WV (Provident Group - Marshall Properties LLC - Marshall University); Series 2010 A, VRD RB (LOC - Bank of America N.A.)(b)(c)	0.03%	07/01/2039	845	845,000
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008 B, Ref. VRD RB (LOC - Branch Banking & Trust Co.)(b)(c)	0.11%	01/01/2034	6,060	6,060,000
				6,905,000

Wisconsin-2.03%
Lima (Town of), WI (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD RB (LOC - FHLB of Chicago)(b)(c)	0.04%	10/01/2042	3,365	3,365,000
TOTAL INVESTMENTS IN SECURITIES(d)(e)-99.85% (Cost $165,530,000)				165,530,000
OTHER ASSETS LESS LIABILITIES-0.15%				243,257
NET ASSETS-100.00%				$165,773,257

Investment Abbreviations:

CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corp.
FNMA	- Federal National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
LOC	- Letter of Credit
PCR	- Pollution Control Revenue Bonds
RB	- Revenue Bonds Ref. - Refunding
VRD	- Variable Rate Demand

Notes to Schedule of Investments:

(a)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 6.6%; other countries less than 5% each: 7.4%.

(b)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2021.

(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(d)	Also represents cost for federal income tax purposes.

(e)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Short-Term Investments Trust

Schedule of Investments–(continued)
Invesco Tax-Free Cash Reserve Portfolio

Entities	Percentage
Federal Home Loan Banks	6.9%
Federal Home Loan Mortgage Corporation	6.4
Truist Financial Corp.	5.8

Portfolio Composition by Maturity

In days, as of 02/28/2021

1-7	91.0%
8-30	0.0
31-60	1.8
61-90	3.9
91-180	3.3
181+	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28	Short-Term Investments Trust

Statements of Assets and Liabilities

February 28, 2021

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio
Assets:
Investments in securities, at value	$2,117,429,727	$143,271,436	$11,644,277,697	$23,665,967,223	$1,342,596,338	$165,530,000
Repurchase agreements, at value and cost	648,125,071	64,579,159	9,568,548,509	15,729,386,218	-	-
Receivable for: Investments sold	-	-	25,000,000	71,000,000	-	920,040
Interest	360,884	11,878	6,766,480	11,782,286	182,480	7,709
Fund expenses absorbed	-	-	-	-	-	68,432
Investment for trustee deferred compensation and retirement plans	3,779,351	1,028,681	2,262,445	1,028,312	114,823	358,492
Other assets	154,721	258,724	736,062	1,495,294	85,448	60,810
Total assets	2,769,849,754	209,149,878	21,247,591,193	39,480,659,333	1,342,979,089	166,945,483

Liabilities:
Payable for: Investments purchased	-	-	-	904,455,408	76,064,404	-
Amount due custodian	180	-	140,552,952	231,075,688	67,533	728,024
Dividends	36,744	1,782	162,282	896,281	8,602	1,324
Accrued fees to affiliates	567,714	12,657	1,953,630	1,971,383	75,867	33,168
Accrued trustees’ and officers’ fees and benefits	7,569	3,857	14,615	18,230	2,533	1,660
Accrued operating expenses	14,163	38,338	148,914	1,548,372	75,624	26,321
Trustee deferred compensation and retirement plans	4,063,553	1,097,081	2,599,734	1,341,893	132,276	381,729
Total liabilities	4,689,923	1,153,715	145,432,127	1,141,307,255	76,426,839	1,172,226
Net assets applicable to shares outstanding	$2,765,159,831	$207,996,163	$21,102,159,066	$38,339,352,078	$1,266,552,250	$165,773,257

Net assets consist of:
Shares of beneficial interest	$2,764,713,876	$207,223,380	$21,101,394,599	$38,339,068,857	$1,266,601,377	$165,897,303
Distributable earnings (loss)	445,955	772,783	764,467	283,221	(49,127)	(124,046)
	$2,765,159,831	$207,996,163	$21,102,159,066	$38,339,352,078	$1,266,552,250	$165,773,257

Net Assets:
Institutional Class	$2,758,308,572	$206,121,791	$18,981,135,230	$35,924,791,995	$1,150,981,367	$126,888,084
Private Investment Class	$3,134,406	$744,434	$351,293,472	$512,474,804	$15,536,281	$10,319,666
Personal Investment Class	$10,250	$395,364	$315,719,198	$7,422,402	$605,815	$1,116,886
Cash Management Class	$2,927,989	$503,840	$442,403,317	$498,258,486	$252,984	$4,575,862
Reserve Class	$277,705	$87,033	$485,133,860	$478,919,695	$91,507,711	$21,373,162
Resource Class	$362,237	$122,597	$40,039,862	$185,891,029	$150,068	$1,489,318
Corporate Class	$38,671	$21,104	$486,334,119	$96,836,477	$7,518,024	$10,279
CAVU Securities Class	$100,001	$-	$100,008	$634,757,190	$-	$-

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29	Short-Term Investments Trust

Statements of Assets and Liabilities–(continued)

February 28, 2021

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio
Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	2,757,167,721	206,117,265	18,979,770,054	35,924,417,645	1,150,974,645	126,868,501
Private Investment Class	3,133,125	744,417	351,261,032	512,466,911	15,536,214	10,318,073
Personal Investment Class	10,246	395,360	315,695,392	7,422,264	605,815	1,116,714
Cash Management Class	2,926,792	503,834	442,370,045	498,252,236	252,983	4,575,156
Reserve Class	277,591	87,032	485,088,911	478,913,917	91,506,727	21,369,863
Resource Class	362,089	122,596	40,034,462	185,889,237	150,068	1,489,088
Corporate Class	38,656	21,104	486,286,532	96,836,212	7,517,998	10,277
CAVU Securities Class	99,960	-	100,000	634,757,144	-	-
Net asset value, offering and redemption price per share for each class	$1.0004	$1.0000	$1.00	$1.00	$1.00	$1.00
Cost of Investments	$2,765,260,749	$207,849,938	$21,212,826,206	$39,395,353,441	$1,342,596,338	$165,530,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30	Short-Term Investments Trust

Statements of Operations

For the six months ended February 28, 2021

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$3,114,267	$205,350	$15,938,058	$24,561,173	$954,898	$95,884

Expenses:
Advisory fees	1,850,069	185,061	15,323,773	16,289,449	874,963	182,104
Administrative services fees	545,921	56,642	4,551,132	7,209,250	316,042	40,736
Custodian fees	7,119	6,086	702,107	932,303	13,041	905
Distribution fees: Private Investment Class	4,892	1,702	572,042	823,736	19,435	13,122
Personal Investment Class	27	1,078	789,399	27,423	1,996	6,842
Cash Management Class	1,165	200	155,651	178,592	109	1,958
Reserve Class	1,199	375	2,298,701	1,892,884	282,610	111,967
Resource Class	361	97	261,431	107,992	124	2,046
Corporate Class	6	3	73,713	5,221	1,407	2
Transfer agent fees	111,004	11,104	919,426	1,466,050	62,010	8,195
Trustees’ and officers’ fees and benefits	35,716	12,709	240,705	361,622	25,713	12,170
Registration and filing fees	45,032	47,421	14,508	62,163	42,941	51,225
Reports to shareholders	10,009	7,561	19,253	79,245	8,392	28,785
Professional services fees	19,483	14,513	60,545	104,404	17,691	14,018
Other	41,239	21,045	117,545	210,126	25,170	7,583
Total expenses	2,673,242	365,597	26,099,931	29,750,460	1,691,644	481,658
Less: Fees waived and expenses reimbursed	(452,129)	(172,654)	(11,353,309)	(8,932,108)	(809,763)	(394,962)
Net expenses	2,221,113	192,943	14,746,622	20,818,352	881,881	86,696
Net investment income	893,154	12,407	1,191,436	3,742,821	73,017	9,188
Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities	(3,927)	553	180,981	265,130	46,613	-
Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(365,580)	(1,909)	-	-	-	-
Net realized and unrealized gain (loss)	(369,507)	(1,356)	180,981	265,130	46,613	-
Net increase in net assets resulting from operations	$523,647	$11,051	$1,372,417	$4,007,951	$119,630	$9,188

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31	Short-Term Investments Trust

Statements of Changes in Net Assets

For the six months ended February 28, 2021 and the year ended August 31, 2020

(Unaudited)

	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio
	February 28, 2021	August 31, 2020	February 28, 2021	August 31, 2020
Operations:
Net investment income	$893,154	$29,970,218	$12,407	$5,414,497
Net realized gain (loss)	(3,927)	(15,623)	553	78
Change in net unrealized appreciation (depreciation)	(365,580)	45,074	(1,909)	(41,714)
Net increase in net assets resulting from operations	523,647	29,999,669	11,051	5,372,861

Distributions to shareholders from distributable earnings:
Institutional Class	(892,725)	(29,817,713)	(12,288)	(5,392,900)
Private Investment Class	(166)	(36,868)	(58)	(11,032)
Personal Investment Class	(2)	(74)	(21)	(2,832)
Cash Management Class	(208)	(107,505)	(26)	(5,280)
Reserve Class	(14)	(1,504)	(5)	(1,098)
Resource Class	(19)	(3,570)	(7)	(1,140)
Corporate Class	(10)	(2,984)	(2)	(215)
CAVU Securities Class	(10)	-	-	-
Total distributions from distributable earnings	(893,154)	(29,970,218)	(12,407)	(5,414,497)

Share transactions-net:
Institutional Class	200,246,753	114,142,968	(114,629,963)	(331,356,151)
Private Investment Class	(406,836)	(1,176,345)	(531,782)	(71,436)
Personal Investment Class	-	-	19	(45,201)
Cash Management Class	(18,649)	(6,335,509)	7	(96,257)
Reserve Class	(495)	(24,329)	(18,405)	(167,883)
Resource Class	(3,355)	2,906	6	(674)
Corporate Class	12	(287,979)	2	251
CAVU Securities Class	100,000	-	-	-
Net increase (decrease) in net assets resulting from share transactions	199,917,430	106,321,712	(115,180,116)	(331,737,351)
Net increase (decrease) in net assets	199,547,923	106,351,163	(115,181,472)	(331,778,987)

Net assets:
Beginning of period	2,565,611,908	2,459,260,745	323,177,635	654,956,622
End of period	$2,765,159,831	$2,565,611,908	$207,996,163	$323,177,635

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32	Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the six months ended February 28, 2021 and the year ended August 31, 2020

(Unaudited)

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	February 28, 2021	August 31, 2020	February 28, 2021	August 31, 2020
Operations:
Net investment income	$1,191,436	$163,580,411	$3,742,821	$264,467,683
Net realized gain (loss)	180,981	139,394	265,130	(189,477)
Net increase in net assets resulting from operations	1,372,417	163,719,805	4,007,951	264,278,206

Distributions to shareholders from distributable earnings:
Institutional Class	(1,070,356)	(146,246,982)	(3,571,291)	(254,196,609)
Private Investment Class	(19,241)	(3,446,279)	(49,414)	(4,200,784)
Personal Investment Class	(14,483)	(2,137,800)	(826)	(89,620)
Cash Management Class	(19,641)	(3,199,903)	(41,568)	(2,683,953)
Reserve Class	(26,659)	(1,117,598)	(40,854)	(1,290,595)
Resource Class	(16,339)	(4,967,684)	(12,409)	(1,599,458)
Corporate Class	(24,715)	(2,664,191)	(4,034)	(439,777)
CAVU Securities Class	(2)	-	(22,425)	-
Total distributions from distributable earnings	(1,191,436)	(163,780,437)	(3,742,821)	(264,500,796)

Share transactions-net:
Institutional Class	(234,871,298)	498,579,949	5,665,406,437	256,030,543
Private Investment Class	(71,540,917)	(83,191,362)	(69,612,598)	49,500,711
Personal Investment Class	33,894,138	(78,430,874)	(6,107,601)	(2,461,469)
Cash Management Class	70,435,022	(24,723,778)	66,777,783	66,475,768
Reserve Class	(96,559,917)	292,043,533	77,477,855	103,651,946
Resource Class	(595,640,413)	3,118,922	42,742,283	(37,467,649)
Corporate Class	(647,327,935)	704,514,058	65,568,457	(9,080,725)
CAVU Securities Class	100,000	-	634,757,144	-
Net increase (decrease) in net assets resulting from share transactions	(1,541,511,320)	1,311,910,448	6,477,009,760	426,649,125
Net increase (decrease) in net assets	(1,541,330,339)	1,311,849,816	6,477,274,890	426,426,535

Net assets:
Beginning of period	22,643,489,405	21,331,639,589	31,862,077,188	31,435,650,653
End of period	$21,102,159,066	$22,643,489,405	$38,339,352,078	$31,862,077,188

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33	Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)

For the six months ended February 28, 2021 and the year ended August 31, 2020

(Unaudited)

	Invesco Treasury Obligations Portfolio		Invesco Tax-Free Cash Reserve Portfolio
	February 28, 2021	August 31, 2020	February 28, 2021	August 31, 2020
Operations:
Net investment income	$73,017	$10,091,353	$9,188	$1,534,657
Net realized gain (loss)	46,613	(57,411)	-	-
Net increase in net assets resulting from operations	119,630	10,033,942	9,188	1,534,657

Distributions to shareholders from distributable earnings:
Institutional Class	(68,400)	(9,782,969)	(6,853)	(1,172,112)
Private Investment Class	(786)	(65,930)	(530)	(106,524)
Personal Investment Class	(37)	(898)	(126)	(7,119)
Cash Management Class	(15)	(16,009)	(248)	(177,298)
Reserve Class	(3,296)	(212,244)	(1,299)	(50,307)
Resource Class	(9)	(1,150)	(130)	(21,222)
Corporate Class	(474)	(12,153)	(2)	(75)
Total distributions from distributable earnings	(73,017)	(10,091,353)	(9,188)	(1,534,657)

Share transactions-net:
Institutional Class	(219,272,329)	325,218,196	(24,109,155)	(10,043,247)
Private Investment Class	1,111,947	4,941,082	184,836	(10,353,451)
Personal Investment Class	(135,955)	630,111	(2,466,678)	1,041,703
Cash Management Class	(87,653)	(1,553,674)	(914,017)	(21,806,010)
Reserve Class	36,920,232	(123,709)	(5,450,128)	6,820,117
Resource Class	8	16,515	(1,514,728)	1,886,657
Corporate Class	(2,924,417)	10,431,998	-	85
Net increase (decrease) in net assets resulting from share transactions	(184,388,167)	339,560,519	(34,269,870)	(32,454,146)
Net increase (decrease) in net assets	(184,341,554)	339,503,108	(34,269,870)	(32,454,146)

Net assets:
Beginning of period	1,450,893,804	1,111,390,696	200,043,127	232,497,273
End of period	$1,266,552,250	$1,450,893,804	$165,773,257	$200,043,127

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34	Short-Term Investments Trust

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Personal Investment Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Invesco Liquid Assets Portfolio
Six months ended 02/28/21	$1.0006	$0.0002	$(0.0003)	$(0.0001)	$(0.0001)	$-	$(0.0001)	$1.0004	(0.01)%	$10	0.24	%(c)	0.77	%(c)	0.01	%(c)
Year ended 08/31/20	1.0004	0.0081	(0.0008)	0.0073	(0.0071)	-	(0.0071)	1.0006	0.74	10	0.64		0.77		0.80
Year ended 08/31/19	1.0004	0.0182	0.0000	0.0182	(0.0182)	-	(0.0182)	1.0004	1.83	10	0.73		0.77		1.82
Year ended 08/31/18	1.0002	0.0118	(0.0011)	0.0107	(0.0105)	-	(0.0105)	1.0004	1.07	11	0.73		0.78		1.18
Year ended 08/31/17	1.00	0.0019	0.0019	0.0038	(0.0031)	(0.0005)	(0.0036)	1.0002	0.35	11	0.50		0.81		0.19
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.07	29,249	0.40		0.90		0.09
Invesco STIC Prime Portfolio
Six months ended 02/28/21	1.0000	0.0001	(0.0000)	0.0001	(0.0001)	-	(0.0001)	1.0000	0.01	395	0.16	(c)	0.84	(c)	0.01	(c)
Year ended 08/31/20	1.0001	0.0075	(0.0012)	0.0063	(0.0064)	-	(0.0064)	1.0000	0.65	395	0.59		0.81		0.75
Year ended 08/31/19	1.0001	0.0171	0.0001	0.0172	(0.0172)	-	(0.0172)	1.0001	1.73	441	0.73		0.80		1.71
Year ended 08/31/18	1.0000	0.0100	(0.0002)	0.0098	(0.0097)	-	(0.0097)	1.0001	0.99	616	0.73		0.82		1.00
Year ended 08/31/17	1.00	0.0042	(0.0010)	0.0032	(0.0032)	-	(0.0032)	1.0000	0.32	611	0.38		0.82		0.42
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.15	117,475	0.26		0.92		0.14
Invesco Treasury Portfolio
Six months ended 02/28/21	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	315,719	0.15	(c)	0.76	(c)	0.01	(c)
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	0.56	281,818	0.55		0.76		0.49
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	1.64	360,256	0.73		0.76		1.63
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	0.83	117,875	0.71		0.75		0.84
Year ended 08/31/17	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.20	140,236	0.50		0.75		0.20
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.07	122,822	0.22		0.90		0.09
Invesco Government & Agency Portfolio
Six months ended 02/28/21	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	7,422	0.14	(c)	0.71	(c)	0.01	(c)
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	(0.00)	(0.01)	1.00	0.58	13,530	0.50		0.70		0.50
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	1.66	15,992	0.71		0.71		1.65
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	0.84	8,321	0.68		0.70		0.82
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.23	21,129	0.49		0.70		0.24
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.09	7,507	0.21		0.87		0.12
Invesco Treasury Obligations Portfolio
Six months ended 02/28/21	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	606	0.13	(c)	0.75	(c)	0.01	(c)
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.56	742	0.37		0.75		0.65
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	1.62	112	0.73		0.76		1.60
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	0.82	395	0.71		0.76		0.81
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.21	48	0.25		0.77		0.41
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.09	2,608	0.17		1.08		0.08
Invesco Tax-Free Cash Reserve Portfolio
Six months ended 02/28/21	1.00	0.00	-	0.00	(0.00)	-	(0.00)	1.00	0.01	1,117	0.10	(c)	0.93	(c)	0.01	(c)
Year ended 08/31/20	1.00	0.00	-	0.00	(0.00)	-	(0.00)	1.00	0.41	3,584	0.48		0.89		0.47
Year ended 08/31/19	1.00	0.01	-	0.01	(0.01)	-	(0.01)	1.00	0.83	2,542	0.75		0.90		0.83
Year ended 08/31/18	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.54	10	0.60		0.93		0.61
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.33	2,006	0.44		0.92		0.32
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.05	2,397	0.15		1.03		0.07

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $10, $395, $289,433, $10,055, $732 and $2,509 for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35	Short-Term Investments Trust

Notes to Financial Statements

February 28, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Invesco Tax-Free Cash Reserve Portfolio.

Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio and Invesco Government & Agency Portfolio currently offer eight different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class. On December 18, 2020, Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio and Invesco Government & Agency Portfolio began offering CAVU Securities class shares. Invesco STIC Prime Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio currently offer seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, and Invesco Tax-Free Cash Reserve Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations - Invesco Liquid Assets Portfolio’s and Invesco STIC Prime Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is

36	Short-Term Investments Trust

recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Distributions - It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.	Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Invesco Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G.	Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.	Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.	Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.	LIBOR Risk - Certain Funds may invest in financial instruments that utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Although many LIBOR rates will be phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. There remains uncertainty regarding the effect of the LIBOR transition process and therefore any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests

37	Short-Term Investments Trust

cannot yet be determined. There is no assurance that the composition or characteristics of any alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to the Fund.

K.	Other Risks – Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%
Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%
Invesco Treasury Portfolio	0.15%	0.15%	0.15%
Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%
Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%
Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

For the six months ended February 28, 2021, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%
Invesco STIC Prime Portfolio	0.15%
Invesco Treasury Portfolio	0.15%
Invesco Government & Agency Portfolio	0.10%
Invesco Treasury Obligations Portfolio	0.13%
Invesco Tax-Free Cash Reserve Portfolio	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of

38	Short-Term Investments Trust

Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class shares for each Fund as shown in the following table (the “expense limits”):

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class	CAVU Securities Class
Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%	0.18%
Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	-
Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%
Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%
Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%	-
Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%	-

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

For the six months ended February 28, 2021, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

Expense Limitation
Invesco Liquid Assets Portfolio	$445,515
Invesco STIC Prime Portfolio	140,069
Invesco Treasury Portfolio	3,560,492
Invesco Government & Agency Portfolio	-
Invesco Treasury Obligations Portfolio	145,759
Invesco Tax-Free Cash Reserve Portfolio	162,705

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

Voluntary fee waivers for the six months ended February 28, 2021 are shown below:

	Fund Level	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Invesco Liquid Assets Portfolio	$1,056	$3,855	$25	$316	$1,113	$248	$1
Invesco STIC Prime Portfolio	29,130	1,702	1,078	200	375	97	3
Invesco Treasury Portfolio	3,669,472	568,599	786,770	152,411	2,294,148	255,904	65,513
Invesco Government & Agency Portfolio	5,926,130	813,081	27,179	170,566	1,885,235	105,261	4,656
Invesco Treasury Obligations Portfolio	358,522	19,398	1,994	108	282,476	124	1,382
Invesco Tax-Free Cash Reserve Portfolio	96,319	13,122	6,842	1,958	111,968	2,046	2

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2021, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2021, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment

39	Short-Term Investments Trust

Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2021, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2021, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Invesco Liquid Assets Portfolio	$51,476,404	$63,220,429	$-
Invesco STIC Prime Portfolio	6,690,224	6,470,000	-
Invesco Tax-Free Cash Reserve Portfolio	60,797,279	79,468,553	-

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

40	Short-Term Investments Trust

NOTE 6–Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had a capital loss carryforward as of August 31, 2020, as follows:

Fund	Not Subject to Expiration	Total*
Invesco Liquid Assets Portfolio	$15,623	$15,623
Invesco Government & Agency Portfolio	189,476	189,476
Invesco Treasury Obligations Portfolio	59,505	59,505
Invesco Tax-Free Cash Reserve Portfolio	19,092	19,092

*	Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At February 28, 2021
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Invesco Liquid Assets Portfolio	$2,765,260,749	$298,965	$(4,916)	$294,049
Invesco STIC Prime Portfolio	207,849,938	710	(53)	657
Invesco Treasury Portfolio	21,212,842,178	-	(15,972)	(15,972)
Invesco Treasury Obligations Portfolio	1,342,620,029	-	(23,691)	(23,691)

*	For Invesco Treasury Portfolio and Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Government & Agency Portfolio and Invesco Tax-Free Cash Reserve Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 9–Share Information

Invesco Liquid Assets Portfolio

	Summary of Share Activity
	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	8,365,748,460	$8,369,320,010	15,429,264,962	$15,436,049,996
Private Investment Class	371,714	371,900	556,769	556,939
Cash Management Class	137	137	57,447,877	57,471,129
Reserve Class	6,289	6,292	64,898	64,918
Resource Class	-	-	601	601
Corporate Class	2	2	172,360	172,517
CAVU Securities Class(b)	99,960	100,000	-	-

41	Short-Term Investments Trust

NOTE 9–Share Information–(continued)

	Summary of Share Activity
	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount
Issued as reinvestment of dividends:
Institutional Class	175,660	$175,741	6,416,422	$6,418,790
Private Investment Class	112	112	32,532	32,543
Cash Management Class	208	208	81,549	81,575
Reserve Class	14	14	1,504	1,504
Resource Class	19	19	3,570	3,570
Corporate Class	10	10	2,984	2,984

Reacquired:
Institutional Class	(8,165,751,696)	(8,169,248,998)	(15,321,899,211)	(15,328,325,818)
Private Investment Class	(778,496)	(778,848)	(1,765,341)	(1,765,827)
Cash Management Class	(18,987)	(18,994)	(63,868,033)	(63,888,213)
Reserve Class	(6,798)	(6,801)	(90,719)	(90,751)
Resource Class	(3,372)	(3,374)	(1,265)	(1,265)
Corporate Class	-	-	(463,261)	(463,480)
Net increase in share activity	199,843,236	$199,917,430	105,958,198	$106,321,712

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 12% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 25% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

(b)	Commencement date of December 18, 2020.

42	Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco STIC Prime Portfolio

	Summary of Share Activity
	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	771,985,595	$771,985,595	1,515,191,563	$1,515,273,645
Private Investment Class	9,000	9,000	46,700	46,700
Personal Investment Class	-	-	561	561
Cash Management Class	7,472	7,472	-	-
Reserve Class	1	1	281	281
Resource Class	-	-	182	182
Corporate Class	-	-	36	36

Issued as reinvestment of dividends:
Institutional Class	8,290	8,290	4,489,681	4,489,681
Private Investment Class	57	57	11,032	11,032
Personal Investment Class	19	19	2,832	2,832
Cash Management Class	7	7	3,278	3,278
Reserve Class	4	4	1,098	1,098
Resource Class	6	6	1,140	1,140
Corporate Class	2	2	215	215

Reacquired:
Institutional Class	(886,623,848)	(886,623,848)	(1,851,039,089)	(1,851,119,477)
Private Investment Class	(540,839)	(540,839)	(129,157)	(129,168)
Personal Investment Class	-	-	(48,590)	(48,594)
Cash Management Class	(7,472)	(7,472)	(99,534)	(99,535)
Reserve Class	(18,410)	(18,410)	(169,247)	(169,262)
Resource Class	-	-	(1,996)	(1,996)
Net increase (decrease) in share activity	(115,180,116)	$(115,180,116)	(331,739,014)	$(331,737,351)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 97% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

43	Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Treasury Portfolio

	Summary of Share Activity
	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	125,874,033,421	$125,874,033,421	182,665,163,108	$182,665,163,108
Private Investment Class	279,372,087	279,372,087	1,486,970,970	1,486,970,970
Personal Investment Class	758,065,321	758,065,321	2,422,880,087	2,422,880,087
Cash Management Class	467,103,837	467,103,837	861,417,932	861,417,932
Reserve Class	676,508,536	676,508,536	1,819,500,275	1,819,500,275
Resource Class	161,452,985	161,452,985	333,477,473	333,477,473
Corporate Class	2,948,766,705	2,948,766,705	6,641,915,581	6,641,915,581
CAVU Securities Class(b)	100,000	100,000	-	-

Issued as reinvestment of dividends:
Institutional Class	315,420	315,420	45,062,613	45,062,613
Private Investment Class	6,664	6,664	1,524,217	1,524,217
Personal Investment Class	14,391	14,391	2,137,800	2,137,800
Cash Management Class	18,164	18,164	3,199,903	3,199,903
Reserve Class	26,573	26,573	1,117,598	1,117,598
Resource Class	2,187	2,187	377,525	377,525
Corporate Class	15,235	15,235	2,642,981	2,642,981

Reacquired:
Institutional Class	(126,109,220,139)	(126,109,220,139)	(182,211,645,772)	(182,211,645,772)
Private Investment Class	(350,919,668)	(350,919,668)	(1,571,686,549)	(1,571,686,549)
Personal Investment Class	(724,185,574)	(724,185,574)	(2,503,448,761)	(2,503,448,761)
Cash Management Class	(396,686,979)	(396,686,979)	(889,341,613)	(889,341,613)
Reserve Class	(773,095,026)	(773,095,026)	(1,528,574,340)	(1,528,574,340)
Resource Class	(757,095,585)	(757,095,585)	(330,736,076)	(330,736,076)
Corporate Class	(3,596,109,875)	(3,596,109,875)	(5,940,044,504)	(5,940,044,504)
Net increase (decrease) in share activity	(1,541,511,320)	$(1,541,511,320)	1,311,910,448	$1,311,910,448

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 32% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement date of December 18, 2020.

44	Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Government & Agency Portfolio

	Summary of Share Activity
	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	106,170,322,604	$106,170,322,604	262,928,153,701	$262,928,153,701
Private Investment Class	718,708,800	718,708,800	2,584,479,157	2,584,479,157
Personal Investment Class	3,426,436	3,426,436	62,737,197	62,737,197
Cash Management Class	324,090,929	324,090,929	657,577,573	657,577,573
Reserve Class	647,890,632	647,890,632	1,172,921,187	1,172,921,187
Resource Class	747,096,515	747,096,515	1,825,896,962	1,825,896,962
Corporate Class	118,817,459	118,817,459	820,373,313	820,373,313
CAVU Securities Class(b)	1,649,734,121	1,649,734,121	-	-

Issued as reinvestment of dividends:
Institutional Class	1,147,871	1,147,871	73,415,945	73,415,945
Private Investment Class	30,131	30,131	3,046,192	3,046,192
Personal Investment Class	684	684	89,620	89,620
Cash Management Class	20,454	20,454	2,363,772	2,363,772
Reserve Class	32,364	32,364	1,290,595	1,290,595
Resource Class	7,240	7,240	1,403,826	1,403,826
Corporate Class	1,105	1,105	26,956	26,956
CAVU Securities Class	516	516	-	-

Reacquired:
Institutional Class	(100,506,064,038)	(100,506,064,038)	(262,745,539,103)	(262,745,539,103)
Private Investment Class	(788,351,529)	(788,351,529)	(2,538,024,638)	(2,538,024,638)
Personal Investment Class	(9,534,721)	(9,534,721)	(65,288,286)	(65,288,286)
Cash Management Class	(257,333,600)	(257,333,600)	(593,465,577)	(593,465,577)
Reserve Class	(570,445,141)	(570,445,141)	(1,070,559,836)	(1,070,559,836)
Resource Class	(704,361,472)	(704,361,472)	(1,864,768,437)	(1,864,768,437)
Corporate Class	(53,250,107)	(53,250,107)	(829,480,994)	(829,480,994)
CAVU Securities Class	(1,014,977,493)	(1,014,977,493)	-	-
Net increase in share activity	6,477,009,760	$6,477,009,760	426,649,125	$426,649,125

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 36% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement date of December 18, 2020.

45	Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Treasury Obligations Portfolio

	Summary of Share Activity
	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	1,124,418,886	$1,124,418,886	2,007,630,177	$2,007,630,177
Private Investment Class	6,792,567	6,792,567	17,752,712	17,752,712
Personal Investment Class	1,073,500	1,073,500	12,396,845	12,396,845
Cash Management Class	-	-	38,202,008	38,202,008
Reserve Class	175,671,023	175,671,023	108,199,892	108,199,892
Resource Class	6	6	2,952,538	2,952,538
Corporate Class	109	109	16,000,000	16,000,000

Issued as reinvestment of dividends:
Institutional Class	50,269	50,269	1,687,442	1,687,442
Private Investment Class	782	782	65,930	65,930
Personal Investment Class	37	37	282	282
Cash Management Class	14	14	16,009	16,009
Reserve Class	3,033	3,033	212,244	212,244
Resource Class	2	2	424	424
Corporate Class	474	474	11,998	11,998

Reacquired:
Institutional Class	(1,343,741,484)	(1,343,741,484)	(1,684,099,423)	(1,684,099,423)
Private Investment Class	(5,681,402)	(5,681,402)	(12,877,560)	(12,877,560)
Personal Investment Class	(1,209,492)	(1,209,492)	(11,767,016)	(11,767,016)
Cash Management Class	(87,667)	(87,667)	(39,771,691)	(39,771,691)
Reserve Class	(138,753,824)	(138,753,824)	(108,535,845)	(108,535,845)
Resource Class	-	-	(2,936,447)	(2,936,447)
Corporate Class	(2,925,000)	(2,925,000)	(5,580,000)	(5,580,000)
Net increase (decrease) in share activity	(184,388,167)	$(184,388,167)	339,560,519	$339,560,519

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 43% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 41% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

46	Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	54,519,050	$54,519,050	310,891,005	$310,891,005
Private Investment Class	1,862,928	1,862,928	11,295,911	11,295,911
Personal Investment Class	3,438,403	3,438,403	11,189,176	11,189,176
Cash Management Class	2,878,349	2,878,349	7,389,500	7,389,500
Reserve Class	11,527,155	11,527,155	58,297,928	58,297,928
Resource Class	217,349	217,349	4,102,971	4,102,971
Corporate Class	-	-	10	10

Issued as reinvestment of dividends:
Institutional Class	4,526	4,526	770,263	770,263
Private Investment Class	430	430	106,524	106,524
Personal Investment Class	126	126	7,119	7,119
Cash Management Class	140	140	164,121	164,121
Reserve Class	1,299	1,299	50,307	50,307
Resource Class	130	130	21,121	21,121
Corporate Class	-	-	75	75

Reacquired:
Institutional Class	(78,632,731)	(78,632,731)	(321,704,515)	(321,704,515)
Private Investment Class	(1,678,522)	(1,678,522)	(21,755,886)	(21,755,886)
Personal Investment Class	(5,905,207)	(5,905,207)	(10,154,592)	(10,154,592)
Cash Management Class	(3,792,506)	(3,792,506)	(29,359,631)	(29,359,631)
Reserve Class	(16,978,582)	(16,978,582)	(51,528,118)	(51,528,118)
Resource Class	(1,732,207)	(1,732,207)	(2,237,435)	(2,237,435)
Net increase (decrease) in share activity	(34,269,870)	$(34,269,870)	(32,454,146)	$(32,454,146)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 78% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Funds’ ability to achieve their investment objectives. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

47	Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Personal Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2020 through February 28, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Personal Investment Class	Beginning Account Value (09/01/20)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/21)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/21)	Expenses Paid During Period[2]
Invesco Liquid Assets Portfolio	$1,000.00	$999.90	$1.19	$1,023.60	$1.20	0.24%
Invesco STIC Prime Portfolio	1,000.00	1,000.10	0.79	1,024.00	0.80	0.16
Invesco Treasury Portfolio	1,000.00	1,000.10	0.74	1,024.05	0.75	0.15
Invesco Government & Agency Portfolio	1,000.00	1,000.10	0.69	1,024.10	0.70	0.14
Invesco Treasury Obligations Portfolio	1,000.00	1,000.10	0.64	1,024.15	0.65	0.13
Invesco Tax-Free Cash Reserve Portfolio	1,000.00	1,000.10	0.50	1,024.30	0.50	0.10

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2020 through February 28, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

48	Short-Term Investments Trust

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-SAR-6

Semiannual Report to Shareholders	February 28, 2021

Reserve Class
Short-Term Investments Trust (STIT)
Invesco Liquid Assets Portfolio
Invesco STIC Prime Portfolio
Invesco Treasury Portfolio
Invesco Government & Agency Portfolio
Invesco Treasury Obligations Portfolio
Invesco Tax-Free Cash Reserve Portfolio

2	Fund Data
3	Schedules of Investments
29	Financial Statements
35	Financial Highlights
36	Notes to Financial Statements
48	Fund Expenses

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2021, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED    |    MAY LOSE VALUE    |    NO BANK GUARANTEE

Fund Data

Reserve Class data as of 2/28/21

FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS

	Range	At	At
	During	Reporting	Reporting
	Reporting	Period	Period
	Period	End	End
Invesco Liquid Assets[1]	33 - 52 days	40 days	66 days	$277.7 thousand
Invesco STIC Prime[1]	5 - 15 days	10 days	11 days	87.0 thousand
Invesco Treasury[2]	25 - 47 days	41 days	107 days	485.1 million
Invesco Government & Agency[2]	19 - 34 days	34 days	116 days	478.9 million
Invesco Treasury Obligations[2]	47 - 58 days	50 days	116 days	91.5 million
Invesco Tax-Free Cash Reserve[3]	8 - 16 days	14 days	14 days	21.4 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

3

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2                             Short-Term Investments Trust

Schedule of Investments

February 28, 2021

(Unaudited)

Invesco Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper-45.27%(a)
Asset-Backed Securities - Fully Supported-2.75%

Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.23%	03/02/2021	$21,000	$20,999,952

Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.26%	05/07/2021	55,000	54,988,484

				75,988,436

Asset-Backed Securities - Fully Supported Bank-12.18%

Anglesea Funding LLC (Multi - CEP’s), (1 mo. USD LIBOR + 0.08%)(b)(c)(d)	0.19%	04/13/2021	50,000	50,001,937

Anglesea Funding LLC (Multi - CEP’s), (1 mo. USD LIBOR + 0.08%)(b)(c)(d)	0.20%	05/05/2021	25,000	25,001,531

Bedford Row Funding Corp. (CEP - Royal Bank of Canada), (3 mo. USD LIBOR + 0.08%)(b)(c)(d)	0.30%	10/21/2021	10,000	10,004,149

Concord Minutemen Capital Co. LLC (Multi - CEP’s)(b)(c)	0.15%-0.17%	05/10/2021	31,580	31,570,206

Concord Minutemen Capital Co. LLC (Multi - CEP’s)(b)(c)	0.15%	04/20/2021	10,000	9,998,049

Concord Minutemen Capital Co. LLC (CEP - Goldman Sachs International)(b)	0.39%	06/14/2021	20,000	19,989,179

Crown Point Capital Co. LLC (CEP - Credit Suisse AG)(b)(c)	0.28%	04/28/2021	25,000	25,005,531

LMA Americas LLC (CEP - Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.20%	09/03/2021	40,000	39,965,797

Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(b)(c)	0.20%	04/20/2021	13,752	13,749,316

Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(b)(c)	0.20%	05/05/2021	20,971	20,965,491

Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(b)(c)	0.20%	05/07/2021	16,657	16,652,489

Versailles Commercial Paper LLC (CEP - Natixis S.A.)(c)	0.25%	04/01/2021	35,000	34,995,976

Versailles Commercial Paper LLC (CEP - Natixis S.A.), (1 mo. USD LIBOR + 0.10%)(b)(c)(d)	0.22%	04/07/2021	14,000	14,000,253

Versailles Commercial Paper LLC (CEP - Natixis S.A.)(c)	0.18%	05/05/2021	25,000	24,993,432

				336,893,336

Consumer Finance-1.81%

Toyota Finance Australia Ltd. (Australia)(c)	0.19%	05/17/2021	50,000	49,980,162

Diversified Banks-23.89%

ANZ New Zealand (Int’l) Ltd. (3 mo. USD LIBOR + 0.00%)(b)(c)(d)	0.19%	08/04/2021	40,000	40,000,000

Barclays U.S. CCP Funding LLC (Multi - CEP’s)(b)(c)	0.21%	06/08/2021	30,000	29,987,254

Barclays U.S. CCP Funding LLC (United Kingdom)(b)(c)	0.28%	04/12/2021	20,000	19,996,792

Barclays U.S. CCP Funding LLC(b)(c)	0.24%	05/05/2021	25,000	24,992,213

BNG Bank N.V. (Netherlands)(b)(c)	0.07%	03/02/2021	75,000	74,999,828

DBS Bank Ltd. (Singapore)(b)(c)	0.23%	05/12/2021	20,000	19,994,700

DBS Bank Ltd. (Singapore)(b)(c)	0.25%	06/07/2021	25,000	24,989,894

DBS Bank Ltd. (Singapore)(b)(c)	0.17%	08/19/2021	24,000	23,979,651

Dexia Credit Local S.A. (France)(b)(c)	0.17%	04/26/2021	40,000	39,993,062

DNB Bank ASA (Norway)(b)(c)	0.20%	07/07/2021	37,800	37,780,848

HSBC Bank PLC (United Kingdom)(b)(c)	0.26%	10/08/2021	25,000	24,968,615

Lloyds Bank PLC (United Kingdom)(c)	0.20%	05/04/2021	10,025	10,022,371

National Australia Bank Ltd. (3 mo. USD LIBOR + 0.06%) (Australia)(b)(c)(d)	0.26%	11/10/2021	50,000	50,025,916

NRW Bank (Germany)(b)(c)	0.08%	03/08/2021	30,000	29,999,577

Royal Bank of Canada (3 mo. USD LIBOR + 0.11%)(b)(c)(d)	0.33%	06/11/2021	15,000	15,005,979

Royal Bank of Canada (3 mo. USD LIBOR + 0.04%)(c)(d)	0.28%	10/01/2021	25,000	25,009,472

Swedbank AB (Sweden)(c)	0.18%	07/26/2021	50,000	49,970,906

Toronto-Dominion Bank (The) (Canada)(b)(c)	0.07%	03/05/2021	25,000	24,999,771

Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.09%) (Canada)(b)(c)(d)	0.31%	07/20/2021	10,000	10,004,438

United Overseas Bank Ltd. (Singapore)(b)(c)	0.19%	07/02/2021	19,000	18,989,581

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Diversified Banks-(continued)

United Overseas Bank Ltd. (Singapore)(b)(c)	0.27%	09/28/2021	$25,000	$24,973,405

United Overseas Bank Ltd. (Singapore)(b)(c)	0.28%	10/04/2021	25,000	24,972,800

Westpac Securities NZ Ltd. (3 mo. USD LIBOR + 0.05%)(b)(c)(d)	0.26%	07/30/2021	15,000	15,005,274

				660,662,347

Diversified Capital Markets-1.81%

UBS AG (3 mo. USD LIBOR + 0.07%)(b)(c)(d)	0.31%	10/04/2021	10,000	10,001,165

UBS AG (3 mo. USD LIBOR + 0.12%)(b)(c)(d)	0.35%	10/14/2021	10,000	10,005,260

UBS AG (3 mo. USD LIBOR + 0.15%) (United Kingdom)(b)(c)(d)	0.34%	11/18/2021	30,000	30,022,462

				50,028,887

Investment Banking & Brokerage-1.08%

Goldman Sachs International(b)	0.17%	07/07/2021	30,000	29,980,427

Regional Banks-1.75%

ASB Finance Ltd.(b)(c)	0.22%	05/03/2021	25,000	24,995,865

ASB Finance Ltd.(b)(c)	0.25%	07/16/2021	5,000	4,997,574

BNZ International Funding Ltd.(b)(c)	0.20%	05/06/2021	18,250	18,246,805

				48,240,244

Total Commercial Paper (Cost $1,251,548,476)				1,251,773,839

Certificates of Deposit-26.47%

Bank of Nova Scotia (3 mo. USD LIBOR + 0.05%)(c)(d)	0.24%	11/09/2021	20,000	20,009,020

Canadian Imperial Bank of Commerce(c)	0.07%	03/01/2021	131,000	131,000,000

Credit Agricole Corporate and Investment Bank(c)	0.07%	03/01/2021	31,000	31,000,000

DNB Bank ASA(c)	0.07%	03/01/2021	93,000	93,000,000

KBC Bank N.V.(c)	0.07%	03/05/2021	40,000	39,999,944

Mizuho Bank Ltd.(c)	0.07%	03/01/2021	101,000	101,000,000

MUFG Bank Ltd.(c)	0.24%	03/30/2021	25,000	25,003,191

Rabobank Nederland(c)	0.07%	03/01/2021	131,000	131,000,000

Royal Bank of Canada (3 mo. USD LIBOR + 0.04%)(c)(d)	0.28%	10/07/2021	25,000	25,009,743

Sumitomo Mitsui Trust Bank Ltd.(c)	0.07%	03/05/2021	20,000	19,999,972

Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.11%)(c)(d)	0.34%	06/10/2021	15,000	15,005,918

Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.07%) (Canada)(c)(d)	0.30%	10/08/2021	25,000	25,007,492

Toronto-Dominion Bank (The) (SOFR + 0.20%)(c)(d)	0.24%	02/16/2022	25,000	25,008,442

Westpac Banking Corp. (3 mo. USD LIBOR + 0.12%)(c)(d)	0.35%	07/08/2021	50,000	50,027,326

Total Certificates of Deposit (Cost $732,000,000)				732,071,048

Variable Rate Demand Notes-3.62%(e)

Credit Enhanced-3.62%

Capital Area Housing Finance Corp. (Cypress Creek at River Apartments); Series 2006, VRD RB (LOC - Citibank N.A.)(f)(g)	0.08%	10/01/2039	565	565,000

Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(g)	0.16%	04/01/2047	9,300	9,299,999

Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(g)	0.15%	05/01/2037	2,600	2,600,000

New York (State of) Housing Finance Agency (160 Madison Avenue); Series 2013 B, VRD RB (LOC - Landesbank Hessen-Thueringen Girozentrale)(c)(g)	0.04%	11/01/2046	3,400	3,400,000

New York (State of) Housing Finance Agency (455 West 37th Street Housing); Series 2007 B, VRD RB (LOC - Landesbank Hessen-Thueringen Girozentrale)(c)(g)	0.04%	05/01/2041	2,200	2,200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced-(continued)

University of Texas System Board of Regents; Subseries 2016 G-2, VRD RB	0.08%	08/01/2045	$82,040	$82,040,000

Total Variable Rate Demand Notes (Cost $100,104,999)				100,104,999

U.S. Dollar Denominated Bonds & Notes-1.21%

Diversified Banks-1.21%
Australia & New Zealand Banking Group Ltd. (3 mo. USD LIBOR + 0.99%) (Australia)(b)(c)(d) (Cost $33,482,203)	1.18%	06/01/2021	33,400	33,479,841

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-76.57% (Cost $2,117,135,678)				2,117,429,727

			Repurchase Amount
Repurchase Agreements-23.44%(h)

BMO Capital Markets Corp., joint agreement dated 02/26/2021, aggregate maturing value of $75,001,250 (collateralized by domestic agency and non-agency asset-backed securities, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $77,832,247; 0.00% - 8.00%; 05/26/2021 - 01/20/2071)	0.20%	03/01/2021	15,000,250	15,000,000

BMO Capital Markets Corp., joint term agreement dated 02/23/2021, aggregate maturing value of $100,003,889 (collateralized by U.S. government sponsored agency obligations, domestic agency and non-agency asset-backed securities, domestic agency and non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $106,785,867; 0.00% - 11.50%; 07/12/2021 - 02/15/2078)(i)	0.20%	03/02/2021	27,001,050	27,000,000

BMO Capital Markets Corp., joint term agreement dated 02/24/2021, aggregate maturing value of $25,001,215 (collateralized by domestic agency and non-agency asset-backed securities, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $26,149,368; 0.00% - 7.75%; 08/05/2021 - 03/25/2051)(i)	0.25%	03/03/2021	10,000,486	10,000,000

Citigroup Global Markets, Inc., joint open agreement dated 01/22/2021 (collateralized by domestic and foreign corporate obligations valued at $203,500,001; 2.75% - 9.25%; 06/15/2021 - 02/01/2061)(j)	0.61%	-	-	8,000,000

Citigroup Global Markets, Inc., joint open agreement dated 10/28/2020 (collateralized by domestic and foreign corporate obligations valued at $55,000,001; 2.98% - 8.00%; 08/03/2022 - 06/01/2050)(j)	0.57%	-	-	10,000,000

Citigroup Global Markets, Inc., open agreement dated 10/02/2020 (collateralized by domestic and foreign corporate obligations valued at $55,000,001; 2.80% - 11.50%; 01/26/2022 - 06/03/2050)(j)	0.58%	-	-	50,000,000

Credit Agricole Corporate & Investment Bank, joint term agreement dated 02/23/2021, aggregate maturing value of $410,014,350 (collateralized by a domestic non-agency asset-backed security, U.S. Treasury obligations, domestic commercial paper, domestic non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $428,838,244; 0.75% - 7.38%; 05/04/2021 - 06/25/2065)(c)(i)	0.18%	03/02/2021	60,002,100	60,000,000

Credit Suisse Securities (USA) LLC, joint term agreement dated 02/24/2021, aggregate maturing value of $25,001,069 (collateralized by domestic non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $27,500,000; 0.00% - 40.00%; 03/08/2024 - 01/25/2065)(c)(i)	0.22%	03/03/2021	5,000,214	5,000,000

Credit Suisse Securities (USA) LLC, joint term agreement dated 02/24/2021, aggregate maturing value of $50,002,236 (collateralized by domestic non-agency asset-backed securities, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities and a U.S. government sponsored agency obligation valued at $54,983,384; 0.00% - 83.62%; 04/15/2021 - 05/25/2065)(c)(i)	0.23%	03/03/2021	20,000,894	20,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                             Short-Term Investments Trust

Schedule of Investments - (continued)

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value

Credit Suisse Securities (USA) LLC, joint term agreement dated 02/24/2021, aggregate maturing value of $60,002,333 (collateralized by domestic agency and non-agency asset-backed securities, a domestic corporate obligation and domestic non-agency mortgage-backed securities valued at $63,000,000; 0.45% - 4.53%; 11/15/2022 - 12/25/2059)(c)(i)	0.20%	03/03/2021	$20,000,778	$20,000,000

Credit Suisse Securities (USA) LLC, joint term agreement dated 02/26/2021, aggregate maturing value of $10,000,000 (collateralized by a foreign non-agency asset-backed security and domestic non-agency mortgage-backed securities valued at $10,500,001; 3.27% - 4.56%; 04/22/2030 - 06/16/2051)(c)(d)	0.37%	04/05/2021	2,000,000	2,000,000

ING Financial Markets, LLC, joint agreement dated 02/26/2021, aggregate maturing value of $25,000,521 (collateralized by domestic and foreign corporate obligations and a domestic agency mortgage-backed security valued at $26,186,884; 2.25% - 7.63%; 03/15/2022 - 08/20/2049)(c)	0.25%	03/01/2021	10,000,208	10,000,000

J.P. Morgan Securities LLC, joint open agreement dated 04/06/2020 (collateralized by domestic and foreign non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $31,500,194; 0.00% - 7.78%; 05/13/2026 - 09/25/2064)(j)	0.54%	-	-	15,000,000

J.P. Morgan Securities LLC, joint open agreement dated 04/28/2020 (collateralized by domestic and foreign corporate obligations valued at $110,000,001; 0.00% - 12.00%; 06/04/2021 - 05/01/2034(j)	0.37%	-	-	65,000,000

J.P. Morgan Securities LLC, joint open agreement dated 09/18/2020 (collateralized by domestic and foreign equity securities valued at $15,753,109; 0.00% - 8.38%)(j)	0.27%	-	-	7,000,000

Mitsubishi UFJ Trust & Banking Corp., joint open agreement dated 02/23/2021 (collateralized by domestic corporate obligations valued at $52,500,001; 1.49% - 7.43%; 01/15/2026 - 01/15/2046)(c)(j)	0.20%	-	-	25,000,000

Mizuho Securities (USA) LLC, joint open agreement dated 01/06/2021 (collateralized by domestic and foreign equity securities valued at $52,500,175; 0.00%)(c)(j)	0.22%	-	-	10,000,000

Mizuho Securities (USA) LLC, joint open agreement dated 01/26/2021 (collateralized by domestic and foreign equity securities valued at $52,500,096; 0.00%)(c)(j)	0.22%	-	-	20,000,000

RBC Capital Markets LLC, joint agreement dated 02/26/2021, aggregate maturing value of $100,001,667 (collateralized by domestic and foreign corporate obligations valued at $105,000,002; 0.34% - 6.60%; 03/08/2021 - 03/15/2077)	0.20%	03/01/2021	30,000,500	30,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign corporate obligations valued at $91,804,416; 0.88% - 11.88%; 06/27/2022 - 03/11/2061)(c)(j)	0.18%	-`	-	55,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign non-agency asset-backed securities, domestic non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $63,676,886; 0.00% - 13.00%; 03/15/2021 - 07/15/2080)(c)(j)	0.25%	-	-	25,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/26/2021, aggregate maturing value of $800,001,333 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $816,000,060; 1.63% - 5.00%; 08/15/2022 - 11/20/2050)	0.02%	03/01/2021	159,125,336	159,125,071

Total Repurchase Agreements (Cost $648,125,071)				648,125,071

TOTAL INVESTMENTS IN SECURITIES(k)(l)-100.01% (Cost $2,765,260,749)				2,765,554,798

OTHER ASSETS LESS LIABILITIES-(0.01)%				(394,967)

NET ASSETS-100.00%				$2,765,159,831

Investment Abbreviations:

CEP	-Credit Enhancement Provider
LIBOR	-London Interbank Offered Rate
LOC	-Letter of Credit
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Liquid Assets Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2021 was $1,099,581,360, which represented 39.77% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 13.1%; Netherlands: 12.4%; Canada: 11.8%; Japan: 9.4%; Australia: 6.3%; Switzerland: 5.9%; Singapore: 5.0%; other countries less than 5% each: 17.0%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2021.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2021.

(f)	Security subject to the alternative minimum tax.
(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(h)	Principal amount equals value at period end. See Note 1I.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(k)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(l)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/2021

1-7	37.1%

8-30	2.0

31-60	7.6

61-90	11.6

91-180	15.3

181+	26.4

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                             Short-Term Investments Trust

Schedule of Investments

February 28, 2021

(Unaudited)

Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-33.22%(a)

Asset-Backed Securities - Fully Supported Bank-14.42%

Anglesea Funding LLC (Multi - CEP’s)(b)(c)	0.14%	03/15/2021	$7,000	$6,999,639

Cancara Asset Securitisation LLC (CEP - Lloyds TSB Bank PLC)(c)	0.14%	03/18/2021	5,000	4,999,687

Concord Minutemen Capital Co. LLC (Multi - CEP’s)(b)(c)	0.14%	04/09/2021	5,000	4,999,261

Institutional Secured Funding LLC (Multi - CEP’s)(b)(c)	0.18%	03/01/2021	5,000	5,000,000
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.20%	03/03/2021	8,000	7,999,964
				29,998,551

Diversified Banks-13.99%

Barclays U.S. CCP Funding LLC (United Kingdom)(b)(c)	0.13%	03/26/2021	7,000	6,999,356

China Construction Bank Corp.(b)(c)	0.18%	04/12/2021	2,095	2,094,530

Industrial & Commercial Bank of China Ltd.(b)(c)	0.22%	03/15/2021	7,000	6,999,620

NRW Bank (Germany)(b)(c)	0.08%	03/08/2021	7,000	6,999,901
Swedbank AB (Sweden)(c)	0.15%	03/08/2021	6,000	5,999,905
				29,093,312

Specialized Finance-1.44%

Chesham Finance LLC (Multi - CEP’s) (Cayman Islands)(b)(c)	0.10%	03/01/2021	3,000	3,000,000

Thrifts & Mortgage Finance-3.37%
Nationwide Building Society (United Kingdom)(b)(c)	0.13%	03/29/2021	7,000	6,999,371
Total Commercial Paper (Cost $69,090,779)				69,091,234

Certificates of Deposit-19.47%

Canadian Imperial Bank of Commerce(c)	0.07%	03/01/2021	2,000	2,000,000

DNB Bank ASA(c)	0.07%	03/01/2021	15,000	15,000,000

DZ Bank AG Deutsche Zentral-Genossenschaftsbank(c)	0.14%	04/05/2021	6,000	6,000,213

Oversea-Chinese Banking Corp. Ltd.(c)	0.17%	03/01/2021	8,000	8,000,000

Rabobank Nederland(c)	0.07%	03/01/2021	2,000	2,000,000
Sumitomo Mitsui Trust Bank Ltd.(c)	0.07%	03/05/2021	7,500	7,499,989
Total Certificates of Deposit (Cost $40,500,000)				40,500,202

Variable Rate Demand Notes-16.19%(d)

Credit Enhanced-16.19%

Capital Area Housing Finance Corp. (Cypress Creek at River Apartments); Series 2006, VRD RB (LOC - Citibank N.A.)(e)(f)	0.08%	10/01/2039	9,300	9,300,000

Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(f)	0.16%	04/01/2047	7,800	7,800,000

Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(f)	0.15%	05/01/2037	3,160	3,160,000

Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD RB (CEP - FHLMC)(e)	0.10%	06/01/2041	220	220,000

University of Texas System Board of Regents; Subseries 2016 G-2, VRD RB	0.08%	08/01/2045	8,200	8,200,000

Ziegler Realty LLC; Series 2007, VRD Notes (LOC - Wells Fargo Bank N.A.)(b)(f)	0.11%	01/01/2033	5,000	5,000,000
Total Variable Rate Demand Notes (Cost $33,680,000)				33,680,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-68.88% (Cost $143,270,779)				143,271,436

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value

Repurchase Agreements-31.05%(g)

BMO Capital Markets Corp., joint term agreement dated 02/23/2021, aggregate maturing value of $100,003,889 (collateralized by U.S. government sponsored agency obligations, domestic agency and non-agency asset-backed securities, domestic agency and non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $106,785,867; 0.00% - 11.50%; 07/12/2021 - 02/15/2078)(h)	0.20%	03/02/2021	$3,000,117	$3,000,000

BMO Capital Markets Corp., joint term agreement dated 02/24/2021, aggregate maturing value of $25,001,215 (collateralized by domestic agency and non-agency asset-backed securities, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $26,149,368; 0.00% - 7.75%; 08/05/2021 - 03/25/2051)(h)	0.25%	03/03/2021	3,000,146	3,000,000

Credit Agricole Corporate & Investment Bank, joint term agreement dated 02/23/2021, aggregate maturing value of $410,014,350 (collateralized by a domestic non-agency asset-backed security, U.S. Treasury obligations, domestic commercial paper, domestic non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $428,838,244; 0.75% - 7.38%; 05/04/2021 - 06/25/2065)(c)(h)	0.18%	03/02/2021	7,000,245	7,000,000

Credit Suisse Securities (USA) LLC, joint term agreement dated 02/26/2021, aggregate maturing value of $10,000,000 (collateralized by a foreign non-agency asset-backed security and domestic non-agency mortgage-backed securities valued at $10,500,001; 3.27% - 4.56%; 04/22/2030 - 06/16/2051)(c)(i)	0.37%	04/05/2021	8,000,000	8,000,000

ING Financial Markets, LLC, joint agreement dated 02/26/2021, aggregate maturing value of $25,000,521 (collateralized by domestic and foreign corporate obligations and a domestic agency mortgage-backed security valued at $26,186,884; 2.25% - 7.63%; 03/15/2022 - 08/20/2049)(c)	0.25%	03/01/2021	5,000,104	5,000,000

J.P. Morgan Securities LLC, joint open agreement dated 09/18/2020 (collateralized by domestic and foreign equity securities valued at $15,753,109; 0.00% - 8.38%)(j)	0.27%	-	-	8,000,000

Mitsubishi UFJ Trust & Banking Corp., joint open agreement dated 02/23/2021 (collateralized by domestic corporate obligations valued at $52,500,001; 1.49% - 7.43%; 01/15/2026 - 01/15/2046)(c)(j)	0.20%	-	-	7,000,000

RBC Capital Markets LLC, joint agreement dated 02/26/2021, aggregate maturing value of $100,001,667 (collateralized by domestic and foreign corporate obligations valued at $105,000,002; 0.34% - 6.60%; 03/08/2021 - 03/15/2077)	0.20%	03/01/2021	8,000,133	8,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign non-agency asset-backed securities, domestic non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $63,676,886; 0.00% - 13.00%; 03/15/2021 - 07/15/2080)(c)(j)	0.25%	-	-	5,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/26/2021, aggregate maturing value of $800,001,333 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $816,000,060; 1.63% - 5.00%; 08/15/2022 - 11/20/2050)	0.02%	03/01/2021	10,579,177	10,579,159
Total Repurchase Agreements (Cost $64,579,159)				64,579,159
TOTAL INVESTMENTS IN SECURITIES(k)(l)-99.93% (Cost $207,849,938)				207,850,595
OTHER ASSETS LESS LIABILITIES-0.07%				145,568
NET ASSETS-100.00%				$207,996,163

Investment Abbreviations:

CEP	-Credit Enhancement Provider
FHLMC	-Federal Home Loan Mortgage Corp.
LOC	-Letter of Credit
RB	-Revenue Bonds
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco STIC Prime Portfolio

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2021 was $70,891,642, which represented 34.08% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 11.1%; Japan: 10.7%; United Kingdom: 9.1%; Netherlands: 9.1%; Norway: 7.2%; Germany: 6.3%; Switzerland: 6.3%; other countries less than 5% each: 12.1%.

(d)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2021.

(e)	Security subject to the alternative minimum tax.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2021.
(j)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(k)	Also represents cost for federal income tax purposes.
(l)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

DNB ASA	7.2%

Portfolio Composition by Maturity

In days, as of 02/28/2021

1-7	67.7%

8-30	18.7

31-60	13.6

61-90	0.0

91-180	0.0

181+	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                             Short-Term Investments Trust

Schedule of Investments

February 28, 2021

(Unaudited)

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-55.18%

U.S. Treasury Bills-30.56%(a)

U.S. Treasury Bills	0.02%-0.09%	03/02/2021	$650,000	$649,999,143

U.S. Treasury Bills	0.09%	03/04/2021	300,000	299,997,875

U.S. Treasury Bills	0.09%	03/09/2021	250,000	249,995,000

U.S. Treasury Bills	0.08%-0.12%	03/23/2021	550,000	549,966,992

U.S. Treasury Bills	0.18%-0.26%	03/25/2021	400,000	399,938,667

U.S. Treasury Bills	0.12%	03/30/2021	200,000	199,981,472

U.S. Treasury Bills	0.09%-0.11%	04/08/2021	500,000	499,947,222

U.S. Treasury Bills	0.08%	04/13/2021	50,000	49,995,133

U.S. Treasury Bills	0.09%	04/15/2021	500,000	499,943,750

U.S. Treasury Bills	0.08%-0.10%	04/20/2021	250,000	249,970,139

U.S. Treasury Bills	0.12%	04/22/2021	250,000	249,958,472

U.S. Treasury Bills	0.09%	04/27/2021	50,000	49,992,875

U.S. Treasury Bills	0.11%	04/29/2021	250,000	249,954,931

U.S. Treasury Bills	0.11%	05/06/2021	250,000	249,949,583

U.S. Treasury Bills	0.08%	05/18/2021	300,000	299,949,625

U.S. Treasury Bills	0.10%	05/20/2021	200,000	199,955,556

U.S. Treasury Bills	0.08%	05/27/2021	300,000	299,945,624

U.S. Treasury Bills	0.09%	07/15/2021	250,000	249,915,000

U.S. Treasury Bills	0.10%	07/22/2021	250,000	249,905,659

U.S. Treasury Bills	0.09%	07/29/2021	200,000	199,929,167

U.S. Treasury Bills	0.14%	08/12/2021	150,000	149,904,333

U.S. Treasury Bills	0.14%	10/07/2021	100,000	99,914,444

U.S. Treasury Bills	0.14%	11/04/2021	100,000	99,907,000

U.S. Treasury Bills	0.11%	12/02/2021	150,000	149,873,500

				6,448,791,162

U.S. Treasury Notes-24.62%

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	0.18%	04/30/2021	638,500	638,472,656

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.22%)(b)	0.26%	07/31/2021	500,000	499,992,567

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.30%)(b)	0.34%	10/31/2021	450,000	450,234,613

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	0.19%	01/31/2022	500,000	499,846,077

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)(b)	0.15%	04/30/2022	744,000	744,521,239

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.10%	07/31/2022	450,000	450,011,650

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.10%	10/31/2022	605,000	604,982,768

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	0.09%	01/31/2023	100,000	100,000,000

U.S. Treasury Notes	2.25%	03/31/2021	175,000	175,267,091

U.S. Treasury Notes	1.38%	01/31/2022	200,000	202,379,603

U.S. Treasury Notes	1.50%	01/31/2022	165,000	167,153,403

U.S. Treasury Notes	1.88%	01/31/2022	200,000	203,302,196

U.S. Treasury Notes	2.50%	02/15/2022	100,000	102,324,403

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Notes-(continued)

U.S. Treasury Notes	1.13%	02/28/2022	$ 100,000	$101,041,695

U.S. Treasury Notes	2.38%	03/15/2022	250,000	255,956,574

				5,195,486,535

Total U.S. Treasury Securities (Cost $11,644,277,697)				11,644,277,697

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-55.18% (Cost $11,644,277,697)				11,644,277,697

			Repurchase Amount

Repurchase Agreements-45.34%(c)

ABN AMRO Bank N.V., agreement dated 02/26/2021, maturing value of $450,000,375 (collateralized by U.S. Treasury obligations valued at $459,000,036; 1.50% - 2.88%; 10/31/2023 - 02/15/2030)	0.01%	03/01/2021	450,000,375	450,000,000

Bank of Nova Scotia, joint agreement dated 02/26/2021, aggregate maturing value of $500,000,417 (collateralized by U.S. Treasury obligations valued at $510,000,037; 0.00% - 8.00%; 02/28/2021 - 02/15/2051)	0.01%	03/01/2021	497,846,913	497,846,498

BofA Securities, Inc., agreement dated 02/26/2021, maturing value of $750,000,625 (collateralized by U.S. Treasury obligations valued at $765,000,048; 2.25% - 5.00%; 05/15/2037 - 08/15/2046)	0.01%	03/01/2021	750,000,625	750,000,000

BofA Securities, Inc., joint term agreement dated 01/29/2021, aggregate maturing value of $600,042,667 (collateralized by U.S. Treasury obligations valued at $612,000,004; 2.75% - 4.38%; 02/15/2038 - 11/15/2048)(d)	0.08%	03/02/2021	400,028,444	400,000,000

Citigroup Global Markets, Inc., joint agreement dated 02/26/2021, aggregate maturing value of $900,000,750 (collateralized by U.S. Treasury obligations valued at $918,000,051; 0.00% - 4.38%; 11/15/2039 - 08/15/2048)	0.01%	03/01/2021	120,902,858	120,902,757

Citigroup Global Markets, Inc., joint term agreement dated 02/25/2021, aggregate maturing value of $300,001,750 (collateralized by U.S. Treasury obligations valued at $306,000,103; 0.00% - 4.38%; 11/15/2039 - 02/15/2051)(d)	0.03%	03/04/2021	120,000,700	120,000,000

Credit Agricole Corporate & Investment Bank, joint agreement dated 02/26/2021, aggregate maturing value of $1,200,001,000 (collateralized by U.S. Treasury obligations valued at $1,224,000,007; 0.13% - 3.88%; 02/28/2021 - 02/15/2051)	0.01%	03/01/2021	433,387,284	433,386,923

Credit Agricole Corporate & Investment Bank, joint agreement dated 02/26/2021, aggregate maturing value of $250,000,417 (collateralized by U.S. Treasury obligations valued at $254,891,510; 0.13%; 04/15/2022)	0.02%	03/01/2021	100,000,167	100,000,000

DNB Bank ASA, agreement dated 02/26/2021, maturing value of $400,000,333 (collateralized by U.S. Treasury obligations valued at $408,000,086; 0.13% - 2.88%; 04/15/2021 - 02/15/2030)	0.01%	03/01/2021	400,000,333	400,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 02/26/2021, maturing value of $100,000,083 (collateralized by U.S. Treasury obligations valued at $102,000,012; 0.00% - 1.88%; 02/24/2022 - 06/30/2024)	0.01%	03/01/2021	100,000,083	100,000,000

Fixed Income Clearing Corp. - Bank of Nova Scotia, joint agreement dated 02/26/2021, aggregate maturing value of $1,500,002,500 (collateralized by U.S. Treasury obligations valued at $1,534,464,217; 0.50% - 3.13%; 11/15/2024 - 11/15/2028)	0.02%	03/01/2021	300,000,500	300,000,000

Fixed Income Clearing Corp. - BNP Paribas Securities Corp., joint agreement dated 02/26/2021, aggregate maturing value of $500,001,250 (collateralized by U.S. Treasury obligations valued at $513,585,841; 2.88%; 05/15/2043)	0.03%	03/01/2021	200,000,500	200,000,000

Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/26/2021, maturing value of $250,000,208 (collateralized by U.S. Treasury obligations valued at $255,000,061; 2.25% - 2.38%; 08/15/2049 - 11/15/2049)	0.01%	03/01/2021	250,000,208	250,000,000

Goldman Sachs & Co., agreement dated 02/26/2021, maturing value of $250,000,208 (collateralized by U.S. Treasury obligations valued at $255,000,051; 0.00% - 0.25%; 09/30/2025 - 02/15/2049)	0.01%	03/01/2021	250,000,208	250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value

ING Financial Markets, LLC, joint agreement dated 02/26/2021, aggregate maturing value of $500,009,132 (collateralized by U.S. Treasury obligations valued at $510,483,659; 0.50% - 2.25%; 05/15/2022 - 04/30/2027)	0.02%	03/01/2021	$200,005,165	$200,004,831

J.P. Morgan Securities LLC, joint open agreement dated 03/27/2020 (collateralized by U.S. Treasury obligations valued at $867,000,271; 0.13% - 6.75%; 03/31/2022 - 05/15/2050)(e)	0.03%	-	-	630,000,000

Lloyds Bank PLC, joint term agreement dated 01/22/2021, aggregate maturing value of $500,200,000 (collateralized by U.S. Treasury obligations valued at $510,022,417; 1.50% - 6.00%; 12/31/2023 - 09/30/2026)	0.16%	04/26/2021	300,120,000	300,000,000

Lloyds Bank PLC, joint term agreement dated 01/27/2021, aggregate maturing value of $500,186,667 (collateralized by U.S. Treasury obligations valued at $509,777,929; 1.50% - 6.00%; 05/15/2021 - 08/15/2043)	0.16%	04/23/2021	345,128,800	345,000,000

Metropolitan Life Insurance Co., joint term agreement dated 02/24/2021, aggregate maturing value of $317,510,504 (collateralized by U.S. Treasury obligations valued at $328,491,333; 0.00% - 0.13%; 12/31/2022 - 11/15/2045)(d)	0.06%	03/03/2021	67,500,788	67,500,000

Metropolitan Life Insurance Co., term agreement dated 02/24/2021, maturing value of $32,501,629 (collateralized by a U.S. Treasury obligation valued at $33,151,063; 0.13%; 01/31/2023)(d)	0.06%	03/03/2021	32,501,629	32,501,250

Mitsubishi UFJ Trust & Banking Corp., agreement dated 02/26/2021, maturing value of $300,000,250 (collateralized by U.S. Treasury obligations valued at $306,000,095; 0.00% - 5.00%; 05/18/2021 - 11/15/2045)	0.01%	03/01/2021	300,000,250	300,000,000

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/24/2021, aggregate maturing value of $1,005,259,773 (collateralized by U.S. Treasury obligations valued at $1,026,464,724; 1.13% - 1.50%; 02/28/2025 - 02/15/2030)(d)	0.05%	03/03/2021	300,377,920	300,375,000

Mitsubishi UFJ Trust & Banking Corp., term agreement dated 02/24/2021, maturing value of $100,000,583 (collateralized by a U.S. Treasury obligation valued at $102,000,335; 2.63%; 02/15/2029)(d)	0.03%	03/03/2021	100,000,583	100,000,000

Prudential Insurance Co. of America, agreement dated 02/26/2021, maturing value of $260,282,335 (collateralized by U.S. Treasury obligations valued at $266,753,750; 0.00%; 11/15/2027 - 08/15/2037)	0.05%	03/01/2021	260,282,335	260,281,250

Prudential Legacy Insurance Company of New Jersey, agreement dated 02/26/2021, maturing value of $310,751,295 (collateralized by U.S. Treasury obligations valued at $322,477,000; 0.00%; 08/15/2033 - 02/15/2045)	0.05%	03/01/2021	310,751,295	310,750,000

RBC Dominion Securities Inc., agreement dated 02/26/2021, maturing value of $350,000,292 (collateralized by U.S. Treasury obligations valued at $357,000,011; 0.00% - 6.50%; 04/22/2021 - 11/15/2048)	0.01%	03/01/2021	350,000,292	350,000,000

Royal Bank of Canada, agreement dated 02/26/2021, maturing value of $250,000,208 (collateralized by U.S. Treasury obligations valued at $255,000,042; 0.13% - 3.75%; 07/15/2023 - 02/15/2051)	0.01%	03/01/2021	250,000,208	250,000,000

Societe Generale, joint open agreement dated 08/05/2020 (collateralized by U.S. Treasury obligations valued at $1,530,000,094; 0.00% - 8.13%; 02/28/2021 - 05/15/2050)(e)	0.03%	-	-	1,000,000,000

Sumitomo Mitsui Banking Corp., agreement dated 02/26/2021, maturing value of $250,000,208 (collateralized by a U.S. Treasury obligation valued at $255,000,094; 2.75%; 08/31/2025)	0.01%	03/01/2021	250,000,208	250,000,000

Wells Fargo Securities, LLC, agreement dated 02/26/2021, maturing value of $500,000,417 (collateralized by U.S. Treasury obligations valued at $510,000,004; 1.13% - 4.63%; 11/15/2039 - 11/15/2049)	0.01%	03/01/2021	500,000,417	500,000,000

Total Repurchase Agreements (Cost $9,568,548,509)				9,568,548,509

TOTAL INVESTMENTS IN SECURITIES(f)-100.52% (Cost $21,212,826,206)				21,212,826,206

OTHER ASSETS LESS LIABILITIES-(0.52)%				(110,667,140)

NET ASSETS-100.00%				$21,102,159,066

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Treasury Portfolio

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2021.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(f)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/2021

1-7	38.9%

8-30	6.6

31-60	12.5

61-90	7.9

91-180	6.4

181+	27.7

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                             Short-Term Investments Trust

Schedule of Investments

February 28, 2021

(Unaudited)

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-31.89%

U.S. Treasury Bills-18.70%(a)

U.S. Treasury Bills	0.09%	03/02/2021	$500,000	$499,998,820

U.S. Treasury Bills	0.09%	03/09/2021	300,000	299,994,333

U.S. Treasury Bills	0.10%	03/11/2021	400,000	399,988,889

U.S. Treasury Bills	0.08%	03/16/2021	500,000	499,983,333

U.S. Treasury Bills	0.08%	03/23/2021	350,000	349,982,888

U.S. Treasury Bills	0.08%-0.12%	03/30/2021	150,000	149,987,514

U.S. Treasury Bills	0.08%	04/08/2021	120,000	119,989,550

U.S. Treasury Bills	0.09%	04/15/2021	500,000	499,943,750

U.S. Treasury Bills	0.09%-0.17%	04/22/2021	1,250,000	1,249,819,445

U.S. Treasury Bills	0.04%	04/27/2021	500,000	499,968,890

U.S. Treasury Bills	0.08%	04/29/2021	200,000	199,973,778

U.S. Treasury Bills	0.08%	05/18/2021	375,000	374,934,594

U.S. Treasury Bills	0.09%	05/20/2021	200,000	199,960,000

U.S. Treasury Bills	0.09%	05/27/2021	400,000	399,913,000

U.S. Treasury Bills	0.09%	06/17/2021	350,000	349,910,750

U.S. Treasury Bills	0.09%	06/24/2021	500,000	499,856,250

U.S. Treasury Bills	0.09%	07/08/2021	200,000	199,935,500

U.S. Treasury Bills	0.09%	07/29/2021	200,000	199,929,167

U.S. Treasury Bills	0.14%	10/07/2021	50,000	49,957,222

U.S. Treasury Bills	0.14%	11/04/2021	75,000	74,930,250

U.S. Treasury Bills	0.07%	02/24/2022	50,000	49,965,000

				7,168,922,923

U.S. Treasury Notes-13.19%

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	0.18%	04/30/2021	720,000	719,974,310

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.22%)(b)	0.26%	07/31/2021	170,000	170,049,814

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.30%)(b)	0.34%	10/31/2021	550,000	550,384,333

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	0.19%	01/31/2022	25,000	24,996,341

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)(b)	0.15%	04/30/2022	107,000	107,104,119

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.10%	07/31/2022	592,000	592,097,518

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.10%	10/31/2022	730,000	730,033,795

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	0.09%	01/31/2023	105,000	105,002,334

U.S. Treasury Notes	2.25%	03/31/2021	478,000	478,867,661

U.S. Treasury Notes	2.25%	04/30/2021	118,000	118,423,155

U.S. Treasury Notes	1.38%	01/31/2022	25,000	25,298,047

U.S. Treasury Notes	1.50%	01/31/2022	298,000	301,912,924

U.S. Treasury Notes	1.88%	01/31/2022	633,000	643,453,526

U.S. Treasury Notes	2.50%	02/15/2022	280,940	287,484,668

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Notes-(continued)

U.S. Treasury Notes	1.13%	02/28/2022	$200,000	$202,081,541

				5,057,164,086

Total U.S. Treasury Securities (Cost $12,226,087,009)				12,226,087,009

U.S. Government Sponsored Agency Securities-29.84%

Federal Farm Credit Bank (FFCB)-6.85%

Federal Farm Credit Bank(a)	0.44%	03/24/2021	150,000	149,957,833

Federal Farm Credit Bank (SOFR + 0.10%)(b)	0.13%	05/07/2021	23,000	23,000,000

Federal Farm Credit Bank (SOFR + 0.16%)(b)	0.19%	05/07/2021	55,000	55,000,000

Federal Farm Credit Bank (SOFR + 0.08%)(b)	0.14%	06/10/2021	14,000	14,000,000

Federal Farm Credit Bank (SOFR + 0.28%)(b)	0.33%	10/01/2021	365,000	365,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	0.10%	10/05/2021	123,000	122,996,277

Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.10%	10/15/2021	100,000	100,001,583

Federal Farm Credit Bank	0.07%	02/09/2022	243,750	243,735,787

Federal Farm Credit Bank (SOFR + 0.10%)(b)	0.12%	02/22/2022	16,555	16,555,000

Federal Farm Credit Bank (SOFR + 0.08%)(b)	0.14%	03/10/2022	28,000	28,000,000

Federal Farm Credit Bank (SOFR + 0.09%)(b)	0.15%	06/17/2022	65,000	65,000,000

Federal Farm Credit Bank (SOFR + 0.20%)(b)	0.26%	06/23/2022	12,000	12,019,952

Federal Farm Credit Bank (SOFR + 0.04%)(b)	0.09%	07/11/2022	215,000	214,970,949

Federal Farm Credit Bank (SOFR + 0.19%)(b)	0.24%	07/14/2022	28,000	28,000,000

Federal Farm Credit Bank (SOFR + 0.15%)(b)	0.18%	07/28/2022	45,000	45,000,000

Federal Farm Credit Bank (SOFR + 0.07%)(b)	0.10%	08/11/2022	108,000	108,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	0.06%	08/22/2022	50,000	49,998,124

Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.08%	08/26/2022	97,500	97,492,640

Federal Farm Credit Bank (SOFR + 0.05%)(b)	0.11%	09/08/2022	138,000	137,968,134

Federal Farm Credit Bank (SOFR + 0.09%)(b)	0.14%	10/07/2022	30,000	30,000,000

Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.10%	10/21/2022	20,000	20,000,000

Federal Farm Credit Bank (SOFR + 0.08%)(b)	0.11%	11/03/2022	35,000	35,000,000

Federal Farm Credit Bank (SOFR + 0.07%)(b)	0.09%	11/18/2022	56,000	56,000,000

Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.08%	12/01/2022	74,000	74,000,000

Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.12%	12/28/2022	350,000	350,000,000

Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.09%	02/09/2023	18,000	18,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	0.08%	02/17/2023	165,000	165,000,000

				2,624,696,279

Federal Home Loan Bank (FHLB)-17.46%

Federal Home Loan Bank(a)	0.08%	03/05/2021	30,595	30,594,728

Federal Home Loan Bank(a)	0.45%	03/08/2021	290,000	289,974,625

Federal Home Loan Bank (SOFR + 0.13%)(b)	0.19%	03/11/2021	150,000	150,000,000

Federal Home Loan Bank(a)	0.08%-0.09%	03/12/2021	205,000	204,994,760

Federal Home Loan Bank (SOFR + 0.07%)(b)	0.13%	03/12/2021	345,000	345,000,000

Federal Home Loan Bank(a)	0.09%	03/15/2021	6,500	6,499,772

Federal Home Loan Bank(a)	0.09%-0.30%	03/17/2021	430,000	429,973,467

Federal Home Loan Bank(a)	0.07%	03/19/2021	470,000	469,982,610

Federal Home Loan Bank(a)	0.09%-0.44%	03/24/2021	43,000	42,997,527

Federal Home Loan Bank (SOFR + 0.11%)(b)	0.17%	03/25/2021	40,000	40,000,000

Federal Home Loan Bank	0.18%	03/26/2021	35,500	35,500,686

Federal Home Loan Bank (3 mo. USD LIBOR - 0.11%)(b)	0.12%	04/09/2021	15,000	15,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Bank (FHLB)-(continued)

Federal Home Loan Bank (3 mo. USD LIBOR - 0.11%)(b)	0.12%	04/13/2021	$77,000	$77,000,000

Federal Home Loan Bank(a)	0.09%	04/14/2021	126,400	126,388,341

Federal Home Loan Bank (3 mo. USD LIBOR - 0.14%)(b)	0.04%-0.09%	04/14/2021	550,000	550,000,000

Federal Home Loan Bank (3 mo. USD LIBOR - 0.14%)(b)	0.09%	04/19/2021	150,000	150,000,000

Federal Home Loan Bank(a)	0.03%	04/21/2021	150,000	149,993,625

Federal Home Loan Bank (SOFR + 0.07%)(b)	0.11%	04/21/2021	75,000	75,000,000

Federal Home Loan Bank(a)	0.08%	04/23/2021	386,100	386,054,526

Federal Home Loan Bank(a)	0.04%	04/28/2021	6,545	6,544,578

Federal Home Loan Bank (SOFR + 0.01%)(b)	0.05%	05/04/2021	280,000	280,000,000

Federal Home Loan Bank (SOFR + 0.03%)(b)	0.07%	05/04/2021	110,000	110,000,000

Federal Home Loan Bank	0.11%	05/10/2021	500,000	499,997,467

Federal Home Loan Bank	0.09%	05/14/2021	160,000	160,000,000

Federal Home Loan Bank	0.09%	05/14/2021	100,000	100,000,000

Federal Home Loan Bank (SOFR + 0.02%)(b)	0.04%	05/19/2021	190,000	190,000,000

Federal Home Loan Bank(a)	0.09%	06/04/2021	60,000	59,986,344

Federal Home Loan Bank(a)	0.08%-0.09%	06/09/2021	35,000	34,991,806

Federal Home Loan Bank(a)	0.08%-0.09%	06/11/2021	71,000	70,983,007

Federal Home Loan Bank (SOFR + 0.10%)(b)	0.15%	07/09/2021	190,000	190,000,000

Federal Home Loan Bank (SOFR + 0.06%)(b)	0.08%	08/24/2021	100,000	100,000,000

Federal Home Loan Bank (SOFR + 0.02%)(b)	0.05%	09/02/2021	100,000	100,000,000

Federal Home Loan Bank (SOFR + 0.17%)(b)	0.21%	11/12/2021	127,000	127,000,000

Federal Home Loan Bank (SOFR + 0.15%)(b)	0.18%	11/15/2021	355,000	355,000,000

Federal Home Loan Bank	0.07%	02/11/2022	34,560	34,558,009

Federal Home Loan Bank (SOFR + 0.07%)(b)	0.12%	04/14/2022	45,000	45,000,000

Federal Home Loan Bank (SOFR + 0.07%)(b)	0.11%	04/28/2022	28,000	28,000,000

Federal Home Loan Bank (SOFR + 0.06%)(b)	0.10%	05/12/2022	35,000	35,000,000

Federal Home Loan Bank (SOFR + 0.13%)(b)	0.17%	08/05/2022	80,000	80,000,000

Federal Home Loan Bank (SOFR + 0.09%)(b)	0.12%	08/19/2022	380,000	380,009,621

Federal Home Loan Bank (SOFR + 0.09%)(b)	0.14%	10/05/2022	80,000	80,000,000

Federal Home Loan Bank (SOFR + 0.06%)(b)	0.12%	12/08/2022	54,000	54,000,000

				6,696,025,499

Federal Home Loan Mortgage Corp. (FHLMC)-2.07%

Federal Home Loan Mortgage Corp. (SOFR + 0.30%)(b)	0.36%	06/30/2021	45,000	45,000,000

Federal Home Loan Mortgage Corp. (SOFR + 0.32%)(b)	0.38%	09/30/2021	412,000	412,000,000

Federal Home Loan Mortgage Corp. (SOFR + 0.31%)(b)	0.36%	01/03/2022	145,000	145,000,000

Federal Home Loan Mortgage Corp. (SOFR + 0.09%)(b)	0.15%	09/16/2022	190,000	190,000,000

				792,000,000

Federal National Mortgage Association (FNMA)-2.78%

Federal National Mortgage Association (SOFR + 0.25%)(b)	0.31%	03/24/2021	185,000	185,000,000

Federal National Mortgage Association (SOFR + 0.21%)(b)	0.26%	07/01/2021	150,000	150,000,000

Federal National Mortgage Association (SOFR + 0.23%)(b)	0.28%	07/06/2021	156,000	156,000,000

Federal National Mortgage Association (SOFR + 0.28%)(b)	0.33%	07/06/2021	225,000	225,000,000

Federal National Mortgage Association (SOFR + 0.30%)(b)	0.35%	01/07/2022	350,000	350,000,000

				1,066,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. International Development Finance Corp. (DFC)-0.68%

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	06/15/2025	$21,600	$21,600,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	07/15/2025	23,500	23,500,001

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	09/15/2025	5,000	5,000,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	09/15/2026	5,000	5,000,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	09/15/2026	9,583	9,583,333

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	08/13/2027	8,000	8,000,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	08/13/2027	4,600	4,600,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	09/30/2027	12,000	12,000,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	02/15/2028	15,556	15,555,556

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	11/15/2028	70,455	70,454,546

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	05/15/2030	8,190	8,190,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	10/15/2030	8,000	8,000,000

U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	07/09/2026	28,050	28,050,000

U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	03/15/2030	41,625	41,625,000

				261,158,436

Total U.S. Government Sponsored Agency Securities (Cost $11,439,880,214)				11,439,880,214

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-61.73% (Cost $23,665,967,223)				23,665,967,223

			Repurchase Amount

Repurchase Agreements-41.02%(d)

Bank of Montreal, joint agreement dated 02/26/2021, aggregate maturing value of $400,000,333 (collateralized by U.S. Treasury obligations valued at $408,000,050; 0.13% - 2.88%; 10/31/2021 - 11/15/2030)	0.01%	03/01/2021	200,000,167	200,000,000

Bank of Nova Scotia, joint agreement dated 02/26/2021, aggregate maturing value of $475,000,792 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $484,500,028; 1.50% - 6.50%; 08/31/2021 - 01/01/2051)	0.02%	03/01/2021	225,000,375	225,000,000

BNP Paribas Securities Corp., joint agreement dated 02/26/2021, aggregate maturing value of $2,500,006,250 (collateralized by domestic agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $2,550,000,004; 0.00% - 7.50%; 03/16/2021 - 10/20/2067)	0.03%	03/01/2021	2,000,005,000	2,000,000,000

BNP Paribas Securities Corp., joint term agreement dated 01/29/2021, aggregate maturing value of $1,000,068,889 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,000; 0.00% - 7.50%; 04/08/2021 - 02/20/2069)(e)	0.08%	03/01/2021	710,048,911	710,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Government & Agency Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

BofA Securities, Inc., joint term agreement dated 01/28/2021, aggregate maturing value of $495,042,075 (collateralized by domestic agency mortgage-backed securities valued at $504,900,000; 0.47% - 4.50%; 06/01/2035 - 05/01/2058)(e)	0.09%	03/03/2021	$375,031,875	$375,000,000

BofA Securities, Inc., joint term agreement dated 01/29/2021, aggregate maturing value of $600,042,667 (collateralized by U.S. Treasury obligations valued at $612,000,004; 2.75% - 4.38%; 02/15/2038 - 11/15/2048)(e)	0.08%	03/02/2021	200,014,222	200,000,000

BofA Securities, Inc., joint term agreement dated 02/24/2021, aggregate maturing value of $400,020,000 (collateralized by domestic agency mortgage-backed securities valued at $408,000,000; 1.50% - 5.00%; 08/01/2033 - 03/01/2051)(e)	0.06%	03/26/2021	310,015,500	310,000,000

Citigroup Global Markets, Inc., joint agreement dated 02/26/2021, aggregate maturing value of $900,000,750 (collateralized by U.S. Treasury obligations valued at $918,000,051; 0.00% - 4.38%; 11/15/2039 - 08/15/2048)	0.01%	03/01/2021	300,000,250	300,000,000

Credit Agricole Corporate & Investment Bank, joint agreement dated 02/26/2021, aggregate maturing value of $250,000,417 (collateralized by U.S. Treasury obligations valued at $254,891,510; 0.13%; 04/15/2022)	0.02%	03/01/2021	150,000,250	150,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 02/26/2021, maturing value of $150,000,125 (collateralized by U.S. Treasury obligations valued at $153,000,074; 1.13% - 1.63%; 08/31/2021 - 05/15/2026)	0.01%	03/01/2021	150,000,125	150,000,000

Fixed Income Clearing Corp. - Bank of Nova Scotia, joint agreement dated 02/26/2021, aggregate maturing value of $1,500,002,500 (collateralized by U.S. Treasury obligations valued at $1,534,464,217; 0.50% - 3.13%; 11/15/2024 - 11/15/2028)	0.02%	03/01/2021	1,000,001,667	1,000,000,000

Fixed Income Clearing Corp. - BNP Paribas Securities Corp., joint agreement dated 02/26/2021, aggregate maturing value of $500,001,250 (collateralized by U.S. Treasury obligations valued at $513,585,841; 2.88%; 05/15/2043)	0.03%	03/01/2021	300,000,750	300,000,000

Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/26/2021, maturing value of $1,250,001,042 (collateralized by U.S. Treasury obligations valued at $1,275,000,044; 1.25% - 2.38%; 11/15/2049 - 08/15/2050)	0.01%	03/01/2021	1,250,001,042	1,250,000,000

Goldman Sachs & Co., term agreement dated 02/25/2021, maturing value of $660,006,417 (collateralized by a U.S. government sponsored agency obligation and U.S. Treasury obligations valued at $673,200,000; 0.00% - 2.00%; 02/28/2022 - 11/15/2049)(e)	0.05%	03/04/2021	660,006,417	660,000,000

ING Financial Markets, LLC, joint agreement dated 02/26/2021, aggregate maturing value of $500,009,132 (collateralized by U.S. Treasury obligations valued at $510,483,659; 0.50% - 2.25%; 05/15/2022 - 04/30/2027)	0.02%	03/01/2021	300,003,968	300,003,468

ING Financial Markets, LLC, joint term agreement dated 02/08/2021, aggregate maturing value of $300,019,333 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $306,000,130; 0.00% - 5.50%; 01/27/2022 - 05/01/2058)	0.08%	03/09/2021	210,013,533	210,000,000

ING Financial Markets, LLC, joint term agreement dated 02/10/2021, aggregate maturing value of $350,024,500 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $357,000,046; 0.00% - 7.00%; 03/04/2021 - 05/01/2058)	0.09%	03/10/2021	250,017,500	250,000,000

ING Financial Markets, LLC, term agreement dated 02/16/2021, maturing value of $122,008,540 (collateralized by domestic agency mortgage-backed securities and a U.S. Treasury obligation valued at $124,440,025; 0.00% - 4.50%; 01/27/2022 - 01/01/2057)	0.09%	03/16/2021	122,008,540	122,000,000

ING Financial Markets, LLC, term agreement dated 02/26/2021, maturing value of $255,012,042 (collateralized by domestic agency mortgage-backed securities and a U.S. Treasury obligation valued at $260,100,063; 0.00% - 6.00%; 01/27/2022 - 01/01/2051)	0.05%	04/01/2021	250,012,042	255,000,000

J.P. Morgan Securities LLC, agreement dated 02/26/2021, maturing value of $500,000,833 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 1.50% - 7.00%; 04/01/2028 - 01/20/2051)	0.02%	03/01/2021	500,000,833	500,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Government & Agency Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

J.P. Morgan Securities LLC, joint open agreement dated 03/27/2020 (collateralized by U.S. Treasury obligations valued at $867,000,271; 0.13% - 6.75%; 03/31/2022 - 05/15/2050)(f)	0.03%	-	$-	$150,000,000

J.P. Morgan Securities LLC, joint open agreement dated 05/02/2019 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,097; 0.00% - 6.50%; 12/31/2021 - 03/01/2051)(f)	0.04%	-	-	350,000,000

J.P. Morgan Securities LLC, joint open agreement dated 05/15/2019 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $295,800,000; 0.00% - 8.50%; 03/25/2021 - 10/15/2062)(f)	0.08%	-	-	240,000,000

J.P. Morgan Securities LLC, joint open agreement dated 10/15/2019 (collateralized by domestic agency mortgage-backed securities and a U.S. Treasury obligation valued at $408,000,105; 0.28% - 8.13%; 04/25/2021 - 02/25/2051)(f)	0.05%	-	-	275,000,000

J.P. Morgan Securities LLC, open agreement dated 05/22/2019 (collateralized by a U.S. government sponsored agency obligation and domestic agency mortgage-backed securities valued at $255,000,000; 2.00% - 7.00%; 11/01/2026 - 03/01/2051)(f)	0.04%	-	-	250,000,000

Lloyds Bank PLC, joint term agreement dated 01/22/2021, aggregate maturing value of $500,200,000 (collateralized by U.S. Treasury obligations valued at $510,022,417; 1.50% - 6.00%; 12/31/2023 - 09/30/2026)	0.16%	04/26/2021	140,056,000	140,000,000

Lloyds Bank PLC, joint term agreement dated 01/27/2021, aggregate maturing value of $500,186,667 (collateralized by U.S. Treasury obligations valued at $509,777,929; 1.50% - 6.00%; 05/15/2021 - 08/15/2043)	0.16%	04/23/2021	100,037,333	100,000,000

Metropolitan Life Insurance Co., joint term agreement dated 02/24/2021, aggregate maturing value of $317,510,504 (collateralized by U.S. Treasury obligations valued at $328,491,333; 0.00% - 0.13%; 12/31/2022 - 11/15/2045)(e)	0.06%	03/03/2021	170,002,233	170,000,250

Mitsubishi UFJ Trust & Banking Corp., agreement dated 02/26/2021, maturing value of $300,000,500 (collateralized by domestic agency mortgage-backed securities valued at $306,000,001; 0.41% - 0.82%; 04/15/2036 - 02/20/2049)	0.02%	03/01/2021	300,000,500	300,000,000

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/24/2021, aggregate maturing value of $1,005,259,773 (collateralized by U.S. Treasury obligations valued at $1,026,464,724; 1.13% - 1.50%; 02/28/2025 - 02/15/2030)(e)	0.05%	03/03/2021	434,841,728	434,837,500

Prudential Insurance Co. of America, agreement dated 02/26/2021, maturing value of $513,922,141 (collateralized by U.S. Treasury obligations valued at $532,632,970; 0.00%; 02/15/2026 - 11/15/2043)	0.05%	03/01/2021	513,922,141	513,920,000

Prudential Legacy Insurance Company of New Jersey, agreement dated 02/26/2021, maturing value of $38,625,161 (collateralized by a U.S. Treasury obligation valued at $39,594,000; 0.00%; 08/15/2033)	0.05%	03/01/2021	38,625,161	38,625,000

RBC Capital Markets LLC, joint term agreement dated 02/26/2021, aggregate maturing value of $1,250,000,000 (collateralized by a foreign corporate obligation, domestic agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $1,275,000,266; 0.13% - 9.68%; 02/28/2021 - 08/20/2065)(b)(e)	0.13%	04/28/2021	920,000,000	920,000,000

RBC Dominion Securities Inc., joint agreement dated 02/26/2021, aggregate maturing value of $2,000,005,000 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $2,040,000,034; 0.00% - 6.25%; 02/28/2021 - 02/01/2051)	0.03%	03/01/2021	1,460,003,650	1,460,000,000

Societe Generale, joint open agreement dated 08/05/2020 (collateralized by U.S. Treasury obligations valued at $1,530,000,094; 0.00% - 8.13%; 02/28/2021 - 05/15/2050)(f)	0.03%	-	-	320,000,000

TD Securities (USA) LLC, term agreement dated 02/24/2021, maturing value of $100,000,778 (collateralized by U.S. Treasury obligations valued at $102,000,077; 1.63% - 5.50%; 08/15/2028 - 11/15/2050)(e)	0.04%	03/03/2021	100,000,778	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Government & Agency Portfolio

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Wells Fargo Securities, LLC, agreement dated 02/26/2021, maturing value of $500,001,250 (collateralized by domestic agency mortgage-backed securities valued at $510,000,001; 1.50% - 5.00%; 11/01/2031 - 03/01/2051)	0.03%	03/01/2021	$500,001,250	$ 500,000,000

Total Repurchase Agreements (Cost $15,729,386,218)				15,729,386,218

TOTAL INVESTMENTS IN SECURITIES(g)-102.75% (Cost $39,395,353,441)				39,395,353,441

OTHER ASSETS LESS LIABILITIES-(2.75)%				(1,056,001,363)

NET ASSETS-100.00%				$38,339,352,078

Investment Abbreviations:

LIBOR	-London Interbank Offered Rate
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2021.
(c)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2021.

(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(g)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/2021

1-7	36.9%

8-30	11.7

31-60	13.1

61-90	9.0

91-180	7.1

181+	22.2

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                             Short-Term Investments Trust

Schedule of Investments

February 28, 2021

(Unaudited)

Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-106.00%

U.S. Treasury Bills-87.64%(a)

U.S. Treasury Bills	0.02%-0.09%	03/02/2021	$62,000	$61,999,887

U.S. Treasury Bills	0.09%-0.12%	03/04/2021	40,000	39,999,692

U.S. Treasury Bills	0.03%-0.09%	03/09/2021	73,700	73,698,897

U.S. Treasury Bills	0.07%-0.13%	03/11/2021	40,000	39,998,962

U.S. Treasury Bills	0.03%-0.08%	03/16/2021	80,000	79,997,958

U.S. Treasury Bills	0.08%	03/18/2021	20,000	19,999,292

U.S. Treasury Bills	0.08%-0.12%	03/23/2021	35,000	34,997,922

U.S. Treasury Bills	0.09%	03/25/2021	15,000	14,999,100

U.S. Treasury Bills	0.03%-0.12%	03/30/2021	103,000	102,995,151

U.S. Treasury Bills	0.10%	04/01/2021	46,000	45,996,237

U.S. Treasury Bills	0.04%	04/06/2021	35,000	34,998,775

U.S. Treasury Bills	0.02%-0.11%	04/08/2021	45,000	44,997,625

U.S. Treasury Bills	0.04%-0.09%	04/13/2021	40,000	39,997,671

U.S. Treasury Bills	0.02%-0.10%	04/20/2021	70,000	69,996,500

U.S. Treasury Bills	0.12%-0.14%	04/22/2021	25,000	24,995,667

U.S. Treasury Bills	0.04%-0.09%	04/27/2021	40,000	39,996,708

U.S. Treasury Bills	0.11%	04/29/2021	15,000	14,997,296

U.S. Treasury Bills	0.03%-0.09%	05/04/2021	15,000	14,998,688

U.S. Treasury Bills	0.07%-0.11%	05/06/2021	20,000	19,996,792

U.S. Treasury Bills	0.04%-0.09%	05/13/2021	42,000	41,996,238

U.S. Treasury Bills	0.04%-0.18%	05/20/2021	25,000	24,994,789

U.S. Treasury Bills	0.05%-0.10%	06/01/2021	36,500	36,493,247

U.S. Treasury Bills	0.04%-0.09%	06/10/2021	20,000	19,996,283

U.S. Treasury Bills	0.09%	06/24/2021	10,000	9,997,125

U.S. Treasury Bills	0.10%	07/01/2021	40,000	39,986,444

U.S. Treasury Bills	0.09%	07/08/2021	15,000	14,995,162

U.S. Treasury Bills	0.16%	07/15/2021	7,000	6,995,901

U.S. Treasury Bills	0.10%	07/22/2021	20,000	19,992,453

U.S. Treasury Bills	0.07%	08/05/2021	5,000	4,998,474

U.S. Treasury Bills	0.06%	08/19/2021	12,000	11,996,751

U.S. Treasury Bills	0.05%	08/26/2021	10,000	9,997,775

U.S. Treasury Bills	0.14%	09/09/2021	5,000	4,996,267

U.S. Treasury Bills	0.14%	10/07/2021	5,000	4,995,722

U.S. Treasury Bills	0.14%	11/04/2021	15,000	14,986,050

U.S. Treasury Bills	0.11%	12/30/2021	10,000	9,990,711

U.S. Treasury Bills	0.09%	01/27/2022	3,000	2,997,510

U.S. Treasury Bills	0.06%	02/24/2022	10,000	9,994,000

				1,110,059,722

U.S. Treasury Notes-18.36%

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	0.18%	04/30/2021	7,000	6,999,982

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.22%)(b)	0.26%	07/31/2021	15,000	14,998,352

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.30%)(b)	0.34%	10/31/2021	36,500	36,511,751

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Notes-(continued)

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	0.19%	01/31/2022	$30,000	$ 29,981,531

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)(b)	0.15%	04/30/2022	55,000	55,018,696

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.10%	07/31/2022	22,000	22,001,850

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.10%	10/31/2022	45,000	44,997,957

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	0.09%	01/31/2023	6,000	6,000,311

U.S. Treasury Notes	2.25%	03/31/2021	16,000	16,026,186

				232,536,616

TOTAL INVESTMENTS IN SECURITIES-106.00% (Cost $ 1,342,596,338)				1,342,596,338

OTHER ASSETS LESS LIABILITIES-(6.00)%				(76,044,088)

NET ASSETS-100.00%				$1,266,552,250

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2021.

Portfolio Composition by Maturity

In days, as of 02/28/2021

1-7	7.6%

8-30	27.4

31-60	24.8

61-90	8.1

91-180	14.1

181+	18.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                             Short-Term Investments Trust

Schedule of Investments

February 28, 2021

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations-99.85%

Alabama-4.11%
Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC - Swedbank AB)(a)(b)(c)	0.08%	07/01/2040	$6,805	$6,805,000

Arizona-3.34%
Casa Grande (City of), AZ Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD RB (CEP - FNMA)(b)	0.04%	06/15/2031	2,685	2,685,000

Sierra Vista (City of), AZ Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD RB (CEP - FNMA)(b)	0.04%	06/15/2031	2,845	2,845,000

				5,530,000

California-1.81%
California (State of) Educational Facilities Authority (Stanford University); Series 2021, Tax Exempt Commercial Paper Notes	0.07%	04/06/2021	3,000	3,000,000

Colorado-0.61%
Boulder (County of), CO (Imagine!); Series 2006, VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.13%	02/01/2031	1,010	1,010,000

Delaware-2.41%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.04%	09/01/2036	2,780	2,780,000

Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.05%	05/01/2036	1,215	1,215,000

				3,995,000

District of Columbia-4.50%
District of Columbia (Medlantic/Helix); Series 1998 A, VRD RB (LOC - TD Bank N.A.)(b)(c)	0.03%	08/15/2038	1,345	1,345,000

Metropolitan Washington Airports Authority; Subseries 2010 C-2, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.02%	10/01/2039	6,110	6,110,000

				7,455,000

Florida-4.19%
Palm Beach (County of), FL (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	0.08%	11/01/2036	2,725	2,725,000

Palm Beach (County of), FL (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	0.03%	07/01/2032	2,400	2,400,000

Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.02%	07/01/2037	1,825	1,825,000

				6,950,000

Georgia-4.87%
Atlanta (City of), GA Georgia Development Authority (Perkins + Will, Inc.); Series 2010, VRD RB (LOC - BMO Harris Bank N.A.)(b)(c)	0.04%	11/01/2030	2,155	2,155,000

Monroe (County of), GA Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 A, VRD PCR (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.03%	01/01/2030	2,420	2,420,000

Series 2010 A, Ref. VRD PCR (LOC - Truist Bank)(b)(c)	0.11%	01/01/2036	3,500	3,500,000

				8,075,000

Illinois-5.33%
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(b)	0.01%	12/01/2046	5,730	5,730,000

Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	0.03%	01/01/2037	2,100	2,100,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois-(continued)
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC - U.S. Bank N.A.)(b)(c)	0.04%	10/01/2033	$1,000	$1,000,000

				8,830,000

Indiana-8.48%
Huntington (City of), IN (Huntington University); Series 2007, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.08%	08/01/2037	4,660	4,660,000

Indiana (State of) Finance Authority (Ispat Inland, Inc.); Series 2005, Ref. VRD RB (LOC - Rabobank Nederland)(a)(b)(c)	0.08%	06/01/2035	5,495	5,495,000

Purdue University; Series 2011 A, VRD COP(b)	0.01%	07/01/2035	3,900	3,900,000

				14,055,000

Louisiana-2.77%
Louisiana (State of) Offshore Terminal Authority Deepwater Port (Loop LLC); Series 2013 B, Ref. VRD RB (LOC - JPMorgan Chase Bank, N.A.)(b)(c)	0.03%	09/01/2033	910	910,000

Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	0.02%	07/01/2047	3,690	3,690,000

				4,600,000

Maryland-5.19%
Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Hospital); Series 2021 B, Commercial Paper Notes	0.14%	05/07/2021	4,500	4,500,000

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical); Series 2008E, VRD RB (LOC - Bank of Montreal)(b)(c)	0.01%	07/01/2041	2,600	2,600,000

Montgomery (County of), MD; Series 2021 B, Commercial Paper Notes	0.08%	05/05/2021	1,500	1,500,000

				8,600,000

Massachusetts-2.61%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC - TD Bank N.A.)(b)(c)	0.03%	10/01/2038	2,830	2,830,000

Massachusetts (State of) Transportation Trust Fund; Series 2010 A-1, VRD RB (LOC - Citibank N.A.)(b)(c)	0.02%	01/01/2037	1,500	1,500,000

				4,330,000

Michigan-3.53%
Kent (County of), MI Hospital Finance Authority (Spectrum Health System); Series 2008 C, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	0.03%	01/15/2026	1,420	1,420,000

Michigan State University Board of Trustees; Series 2000 A-1, VRD RB(b)	0.06%	08/15/2030	3,415	3,415,000

Series 2000 A-2, VRD RB(b)	0.06%	08/15/2030	1,010	1,010,000

				5,845,000

Minnesota-5.35%
Burnsville (City of), MN (Bridgeway Apartments L.P.); Series 2003, Ref. VRD RB (CEP - FNMA)(b)	0.11%	10/15/2033	1,175	1,175,000

Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP - FHLMC)(b)	0.03%	11/01/2035	3,610	3,610,000

St. Paul (City of), MN Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD RB (CEP - FHLMC)(b)	0.03%	10/01/2033	4,085	4,085,000

				8,870,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Mississippi-4.73%

Mississippi Business Finance Corp. (Chevron U.S.A., Inc.);
Series 2010 C, VRD IDR(b)	0.03%	12/01/2030	$ 585	$585,000

Series 2010 E, VRD IDR(b)	0.03%	12/01/2030	6,250	6,250,000

Series 2010 B, VRD IDR(b)	0.03%	12/01/2030	1,000	1,000,000

				7,835,000

Missouri-0.77%

Bridgeton (City of), MO IDA (Stolze Printing); Series 2010, VRD RB (LOC - FHLB of Chicago)(b)(c)	0.04%	11/01/2037	715	715,000

Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC - FHLB of Chicago)(b)(c)	0.10%	08/01/2038	565	565,000

				1,280,000

New York-1.72%

New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC - Mizuho Bank Ltd.)(a)(b)(c)	0.02%	05/01/2039	2,850	2,850,000

North Carolina-1.51%

North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 1992 A, VRD RB(b)	0.02%	06/01/2027	1,285	1,285,000

North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1991 B, VRD RB(b)	0.01%	12/01/2021	1,220	1,220,000

				2,505,000

Ohio-1.76%

Lorain (County of), OH Port Authority (St. Ignatius High School); Series 2008, VRD RB (LOC - U.S. Bank N.A.)(b)(c)	0.04%	08/02/2038	2,925	2,925,000

Pennsylvania-2.81%

Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.04%	06/01/2037	2,095	2,095,000

Haverford Township School District; Series 2009, VRD GO Bonds (LOC - TD Bank N.A.)(b)(c)	0.03%	03/01/2030	1,885	1,885,000

Lebanon (County of), PA Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.04%	10/15/2025	380	380,000

Ridley School District; Series 2009, VRD GO Bonds (LOC - TD Bank N.A.)(b)(c)	0.03%	11/01/2029	305	305,000

				4,665,000

Rhode Island-2.65%

Rhode Island Health & Educational Building Corp. (Brown University); Series 2003 B, VRD RB(b)	0.02%	09/01/2043	4,400	4,400,000

Texas-12.02%

Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.04%	02/15/2042	1,285	1,285,000

Houston (City of) TX; Series 2021 E-2, Commercial Paper Notes	0.06%	03/03/2021	3,500	3,500,000

Houston (City of), TX (Combined Utility System); Series 2004 B-3, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.03%	05/15/2034	1,950	1,950,000

San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.05%	04/01/2026	2,320	2,320,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD RB (CEP - FHLMC)(b)	0.10%	05/01/2042	2,860	2,860,000

Texas A&M University System Board of Regents; Series 2021 B, Commercial Paper Notes	0.24%	05/05/2021	400	400,000

Series 2021 B, Commercial Paper Notes	0.10%	07/06/2021	4,500	4,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas-(continued)

University of Texas System Board of Regents; Series 2008 B, VRD RB(b)	0.01%	08/01/2025	$2,115	$2,115,000

Series 2021 A, Commercial Paper Notes	0.08%	07/07/2021	1,000	1,000,000

				19,930,000

Virginia-2.47%

Norfolk (City of), VA; Series 2007, VRD GO Bonds(b)	0.03%	08/01/2037	4,100	4,100,000

Washington-4.11%

Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD RB (LOC - FHLB of San Francisco)(b)(c)	0.03%	09/01/2049	3,375	3,375,000

Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD RB (LOC - FHLB of San Francisco)(b)(c)	0.03%	11/01/2047	3,445	3,445,000

				6,820,000

West Virginia-4.17%

Cabell (County of), WV (Provident Group - Marshall Properties LLC - Marshall University); Series 2010 A, VRD RB (LOC - Bank of America N.A.)(b)(c)	0.03%	07/01/2039	845	845,000

West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008 B, Ref. VRD RB (LOC - Branch Banking & Trust Co.)(b)(c)	0.11%	01/01/2034	6,060	6,060,000

				6,905,000

Wisconsin-2.03%

Lima (Town of), WI (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD RB (LOC - FHLB of Chicago)(b)(c)	0.04%	10/01/2042	3,365	3,365,000

TOTAL INVESTMENTS IN SECURITIES(d)(e)-99.85% (Cost $165,530,000)				165,530,000

OTHER ASSETS LESS LIABILITIES-0.15%				243,257

NET ASSETS-100.00%				$165,773,257

Investment Abbreviations:

CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corp.
FNMA	- Federal National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
LOC	- Letter of Credit
PCR	- Pollution Control Revenue Bonds
RB	- Revenue Bonds
Ref.	- Refunding
VRD	- Variable Rate Demand

Notes to Schedule of Investments:

(a)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 6.6%; other countries less than 5% each: 7.4%.

(b)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2021.

(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)	Also represents cost for federal income tax purposes.
(e)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                             Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Tax-Free Cash Reserve Portfolio

Entities	Percentage

Federal Home Loan Banks	6.9%

Federal Home Loan Mortgage Corporation	6.4

Truist Financial Corp.	5.8

Portfolio Composition by Maturity

In days, as of 02/28/2021

1-7	91.0%

8-30	0.0

31-60	1.8

61-90	3.9

91-180	3.3

181+	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                             Short-Term Investments Trust

Statements of Assets and Liabilities

February 28, 2021

(Unaudited)

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio

Assets:

Investments in securities, at value	$2,117,429,727	$143,271,436	$11,644,277,697	$23,665,967,223	$1,342,596,338	$165,530,000

Repurchase agreements, at value and cost	648,125,071	64,579,159	9,568,548,509	15,729,386,218	-	-

Receivable for:
Investments sold	-	-	25,000,000	71,000,000	-	920,040

Interest	360,884	11,878	6,766,480	11,782,286	182,480	7,709

Fund expenses absorbed	-	-	-	-	-	68,432

Investment for trustee deferred compensation and retirement plans	3,779,351	1,028,681	2,262,445	1,028,312	114,823	358,492

Other assets	154,721	258,724	736,062	1,495,294	85,448	60,810

Total assets	2,769,849,754	209,149,878	21,247,591,193	39,480,659,333	1,342,979,089	166,945,483

Liabilities:

Payable for:
Investments purchased	-	-	-	904,455,408	76,064,404	-

Amount due custodian	180	-	140,552,952	231,075,688	67,533	728,024

Dividends	36,744	1,782	162,282	896,281	8,602	1,324

Accrued fees to affiliates	567,714	12,657	1,953,630	1,971,383	75,867	33,168

Accrued trustees’ and officers’ fees and benefits	7,569	3,857	14,615	18,230	2,533	1,660

Accrued operating expenses	14,163	38,338	148,914	1,548,372	75,624	26,321

Trustee deferred compensation and retirement plans	4,063,553	1,097,081	2,599,734	1,341,893	132,276	381,729

Total liabilities	4,689,923	1,153,715	145,432,127	1,141,307,255	76,426,839	1,172,226

Net assets applicable to shares outstanding	$2,765,159,831	$207,996,163	$21,102,159,066	$38,339,352,078	$1,266,552,250	$165,773,257

Net assets consist of:
Shares of beneficial interest	$2,764,713,876	$207,223,380	$21,101,394,599	$38,339,068,857	$1,266,601,377	$165,897,303

Distributable earnings (loss)	445,955	772,783	764,467	283,221	(49,127)	(124,046)

	$2,765,159,831	$207,996,163	$21,102,159,066	$38,339,352,078	$1,266,552,250	$165,773,257

Net Assets:
Institutional Class	$2,758,308,572	$206,121,791	$18,981,135,230	$35,924,791,995	$1,150,981,367	$126,888,084

Private Investment Class	$3,134,406	$744,434	$351,293,472	$512,474,804	$15,536,281	$10,319,666

Personal Investment Class	$10,250	$395,364	$315,719,198	$7,422,402	$605,815	$1,116,886

Cash Management Class	$2,927,989	$503,840	$442,403,317	$498,258,486	$252,984	$4,575,862

Reserve Class	$277,705	$87,033	$485,133,860	$478,919,695	$91,507,711	$21,373,162

Resource Class	$362,237	$122,597	$40,039,862	$185,891,029	$150,068	$1,489,318

Corporate Class	$38,671	$21,104	$486,334,119	$96,836,477	$7,518,024	$10,279

CAVU Securities Class	$100,001	$-	$100,008	$634,757,190	$-	$-

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                             Short-Term Investments Trust

Statements of Assets and Liabilities—(continued)

February 28, 2021

(Unaudited)

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio

Shares outstanding, no par value, unlimited number of shares authorized:

Institutional Class	2,757,167,721	206,117,265	18,979,770,054	35,924,417,645	1,150,974,645	126,868,501

Private Investment Class	3,133,125	744,417	351,261,032	512,466,911	15,536,214	10,318,073

Personal Investment Class	10,246	395,360	315,695,392	7,422,264	605,815	1,116,714

Cash Management Class	2,926,792	503,834	442,370,045	498,252,236	252,983	4,575,156

Reserve Class	277,591	87,032	485,088,911	478,913,917	91,506,727	21,369,863

Resource Class	362,089	122,596	40,034,462	185,889,237	150,068	1,489,088

Corporate Class	38,656	21,104	486,286,532	96,836,212	7,517,998	10,277

CAVU Securities Class	99,960	-	100,000	634,757,144	-	-

Net asset value, offering and redemption price per share for each class	$1.0004	$1.0000	$1.00	$1.00	$1.00	$1.00

Cost of Investments	$2,765,260,749	$207,849,938	$21,212,826,206	$39,395,353,441	$1,342,596,338	$165,530,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                             Short-Term Investments Trust

Statements of Operations

For the six months ended February 28, 2021

(Unaudited)

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio

Investment income:

Interest	$3,114,267	$ 205,350	$ 15,938,058	$24,561,173	$ 954,898	$ 95,884

Expenses:

Advisory fees	1,850,069	185,061	15,323,773	16,289,449	874,963	182,104

Administrative services fees	545,921	56,642	4,551,132	7,209,250	316,042	40,736

Custodian fees	7,119	6,086	702,107	932,303	13,041	905

Distribution fees:
Private Investment Class	4,892	1,702	572,042	823,736	19,435	13,122

Personal Investment Class	27	1,078	789,399	27,423	1,996	6,842

Cash Management Class	1,165	200	155,651	178,592	109	1,958

Reserve Class	1,199	375	2,298,701	1,892,884	282,610	111,967

Resource Class	361	97	261,431	107,992	124	2,046

Corporate Class	6	3	73,713	5,221	1,407	2

Transfer agent fees	111,004	11,104	919,426	1,466,050	62,010	8,195

Trustees’ and officers’ fees and benefits	35,716	12,709	240,705	361,622	25,713	12,170

Registration and filing fees	45,032	47,421	14,508	62,163	42,941	51,225

Reports to shareholders	10,009	7,561	19,253	79,245	8,392	28,785

Professional services fees	19,483	14,513	60,545	104,404	17,691	14,018

Other	41,239	21,045	117,545	210,126	25,170	7,583

Total expenses	2,673,242	365,597	26,099,931	29,750,460	1,691,644	481,658

Less: Fees waived and expenses reimbursed	(452,129)	(172,654)	(11,353,309)	(8,932,108)	(809,763)	(394,962)

Net expenses	2,221,113	192,943	14,746,622	20,818,352	881,881	86,696

Net investment income	893,154	12,407	1,191,436	3,742,821	73,017	9,188

Realized and unrealized gain (loss) from:

Net realized gain (loss) from unaffiliated investment securities	(3,927)	553	180,981	265,130	46,613	-

Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(365,580)	(1,909)	-	-	-	-

Net realized and unrealized gain (loss)	(369,507)	(1,356)	180,981	265,130	46,613	-

Net increase in net assets resulting from operations	$523,647	$11,051	$1,372,417	$4,007,951	$119,630	$9,188

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                             Short-Term Investments Trust

Statements of Changes in Net Assets

For the six months ended February 28, 2021 and the year ended August 31, 2020 (Unaudited)

	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio

	February 28, 2021	August 31, 2020	February 28, 2021	August 31, 2020

Operations:
Net investment income	$893,154	$29,970,218	$12,407	$5,414,497

Net realized gain (loss)	(3,927)	(15,623)	553	78

Change in net unrealized appreciation (depreciation)	(365,580)	45,074	(1,909)	(41,714)

Net increase in net assets resulting from operations	523,647	29,999,669	11,051	5,372,861

Distributions to shareholders from distributable earnings:
Institutional Class	(892,725)	(29,817,713)	(12,288)	(5,392,900)

Private Investment Class	(166)	(36,868)	(58)	(11,032)

Personal Investment Class	(2)	(74)	(21)	(2,832)

Cash Management Class	(208)	(107,505)	(26)	(5,280)

Reserve Class	(14)	(1,504)	(5)	(1,098)

Resource Class	(19)	(3,570)	(7)	(1,140)

Corporate Class	(10)	(2,984)	(2)	(215)

CAVU Securities Class	(10)	-	-	-

Total distributions from distributable earnings	(893,154)	(29,970,218)	(12,407)	(5,414,497)

Share transactions-net:
Institutional Class	200,246,753	114,142,968	(114,629,963)	(331,356,151)

Private Investment Class	(406,836)	(1,176,345)	(531,782)	(71,436)

Personal Investment Class	-	-	19	(45,201)

Cash Management Class	(18,649)	(6,335,509)	7	(96,257)

Reserve Class	(495)	(24,329)	(18,405)	(167,883)

Resource Class	(3,355)	2,906	6	(674)

Corporate Class	12	(287,979)	2	251

CAVU Securities Class	100,000	-	-	-

Net increase (decrease) in net assets resulting from share transactions	199,917,430	106,321,712	(115,180,116)	(331,737,351)

Net increase (decrease) in net assets	199,547,923	106,351,163	(115,181,472)	(331,778,987)

Net assets:
Beginning of period	2,565,611,908	2,459,260,745	323,177,635	654,956,622

End of period	$2,765,159,831	$2,565,611,908	$207,996,163	$323,177,635

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                             Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the six months ended February 28, 2021 and the year ended August 31, 2020 (Unaudited)

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio

	February 28, 2021	August 31, 2020	February 28, 2021	August 31, 2020

Operations:
Net investment income	$1,191,436	$163,580,411	$3,742,821	$264,467,683

Net realized gain (loss)	180,981	139,394	265,130	(189,477)

Net increase in net assets resulting from operations	1,372,417	163,719,805	4,007,951	264,278,206

Distributions to shareholders from distributable earnings:
Institutional Class	(1,070,356)	(146,246,982)	(3,571,291)	(254,196,609)

Private Investment Class	(19,241)	(3,446,279)	(49,414)	(4,200,784)

Personal Investment Class	(14,483)	(2,137,800)	(826)	(89,620)

Cash Management Class	(19,641)	(3,199,903)	(41,568)	(2,683,953)

Reserve Class	(26,659)	(1,117,598)	(40,854)	(1,290,595)

Resource Class	(16,339)	(4,967,684)	(12,409)	(1,599,458)

Corporate Class	(24,715)	(2,664,191)	(4,034)	(439,777)

CAVU Securities Class	(2)	-	(22,425)	-

Total distributions from distributable earnings	(1,191,436)	(163,780,437)	(3,742,821)	(264,500,796)

Share transactions-net:
Institutional Class	(234,871,298)	498,579,949	5,665,406,437	256,030,543

Private Investment Class	(71,540,917)	(83,191,362)	(69,612,598)	49,500,711

Personal Investment Class	33,894,138	(78,430,874)	(6,107,601)	(2,461,469)

Cash Management Class	70,435,022	(24,723,778)	66,777,783	66,475,768

Reserve Class	(96,559,917)	292,043,533	77,477,855	103,651,946

Resource Class	(595,640,413)	3,118,922	42,742,283	(37,467,649)

Corporate Class	(647,327,935)	704,514,058	65,568,457	(9,080,725)

CAVU Securities Class	100,000	-	634,757,144	-

Net increase (decrease) in net assets resulting from share transactions	(1,541,511,320)	1,311,910,448	6,477,009,760	426,649,125

Net increase (decrease) in net assets	(1,541,330,339)	1,311,849,816	6,477,274,890	426,426,535

Net assets:
Beginning of period	22,643,489,405	21,331,639,589	31,862,077,188	31,435,650,653

End of period	$21,102,159,066	$22,643,489,405	$38,339,352,078	$31,862,077,188

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                             Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the six months ended February 28, 2021 and the year ended August 31, 2020 (Unaudited)

	Invesco Treasury Obligations Portfolio		Invesco Tax-Free Cash Reserve Portfolio

	February 28, 2021	August 31, 2020	February 28, 2021	August 31, 2020

Operations:
Net investment income	$73,017	$10,091,353	$9,188	$1,534,657

Net realized gain (loss)	46,613	(57,411)	-	-

Net increase in net assets resulting from operations	119,630	10,033,942	9,188	1,534,657

Distributions to shareholders from distributable earnings:
Institutional Class	(68,400)	(9,782,969)	(6,853)	(1,172,112)

Private Investment Class	(786)	(65,930)	(530)	(106,524)

Personal Investment Class	(37)	(898)	(126)	(7,119)

Cash Management Class	(15)	(16,009)	(248)	(177,298)

Reserve Class	(3,296)	(212,244)	(1,299)	(50,307)

Resource Class	(9)	(1,150)	(130)	(21,222)

Corporate Class	(474)	(12,153)	(2)	(75)

Total distributions from distributable earnings	(73,017)	(10,091,353)	(9,188)	(1,534,657)

Share transactions-net:
Institutional Class	(219,272,329)	325,218,196	(24,109,155)	(10,043,247)

Private Investment Class	1,111,947	4,941,082	184,836	(10,353,451)

Personal Investment Class	(135,955)	630,111	(2,466,678)	1,041,703

Cash Management Class	(87,653)	(1,553,674)	(914,017)	(21,806,010)

Reserve Class	36,920,232	(123,709)	(5,450,128)	6,820,117

Resource Class	8	16,515	(1,514,728)	1,886,657

Corporate Class	(2,924,417)	10,431,998	-	85

Net increase (decrease) in net assets resulting from share transactions	(184,388,167)	339,560,519	(34,269,870)	(32,454,146)

Net increase (decrease) in net assets	(184,341,554)	339,503,108	(34,269,870)	(32,454,146)

Net assets:
Beginning of period	1,450,893,804	1,111,390,696	200,043,127	232,497,273

End of period	$1,266,552,250	$1,450,893,804	$165,773,257	$200,043,127

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                             Short-Term Investments Trust

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Reserve Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Invesco Liquid Assets Portfolio
Six months ended 02/28/21	$1.0006	$0.0001	$(0.0002)	$(0.0001)	$(0.0001)	$ -	$(0.0001)	$1.0004	(0.01)%	$ 278	0.24	%(c)	1.09	%(c)	0.01	%(c)
Year ended 08/31/20	1.0004	0.0059	(0.0006)	0.0053	(0.0051)	-	(0.0051)	1.0006	0.53	278	0.85		1.09		0.59
Year ended 08/31/19	1.0004	0.0150	0.0000	0.0150	(0.0150)	-	(0.0150)	1.0004	1.51	303	1.05		1.09		1.50
Year ended 08/31/18	1.0002	0.0092	(0.0012)	0.0080	(0.0078)	-	(0.0078)	1.0004	0.80	418	0.99		1.10		0.92
Year ended 08/31/17	1.00	0.0016	0.0015	0.0031	(0.0024)	(0.0005)	(0.0029)	1.0002	0.30	944	0.53		1.13		0.16
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.07	100,187	0.41		1.16		0.08
Invesco STIC Prime Portfolio
Six months ended 02/28/21	1.0000	0.0001	(0.0000)	0.0001	(0.0001)	-	(0.0001)	1.0000	0.01	87	0.16	(c)	1.16	(c)	0.01	(c)
Year ended 08/31/20	1.0001	0.0045	(0.0001)	0.0044	(0.0045)	-	(0.0045)	1.0000	0.45	105	0.90		1.13		0.44
Year ended 08/31/19	1.0001	0.0139	0.0001	0.0140	(0.0140)	-	(0.0140)	1.0001	1.41	273	1.05		1.12		1.39
Year ended 08/31/18	1.0000	0.0083	(0.0005)	0.0078	(0.0077)	-	(0.0077)	1.0001	0.78	270	0.90		1.14		0.83
Year ended 08/31/17	1.00	0.0040	(0.0008)	0.0032	(0.0032)	-	(0.0032)	1.0000	0.32	501	0.40		1.14		0.40
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.15	21,474	0.25		1.19		0.15
Invesco Treasury Portfolio
Six months ended 02/28/21	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	485,134	0.15	(c)	1.08	(c)	0.01	(c)
Year ended 08/31/20	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.39	581,684	0.60		1.08		0.44
Year ended 08/31/19	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.32	289,625	1.05		1.08		1.31
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	0.64	228,520	0.88		1.07		0.67
Year ended 08/31/17	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.20	250,728	0.50		1.07		0.20
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.07	159,126	0.27		1.14		0.04
Invesco Government & Agency Portfolio
Six months ended 02/28/21	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	478,920	0.13	(c)	1.03	(c)	0.02	(c)
Year ended 08/31/20	1.00	0.00	(0.00)	0.00	(0.00)	(0.00)	(0.00)	1.00	0.40	401,438	0.63		1.02		0.37
Year ended 08/31/19	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.34	297,787	1.03		1.03		1.33
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	0.66	209,629	0.86		1.02		0.64
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.23	170,955	0.45		1.02		0.28
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.09	315,886	0.23		1.12		0.10
Invesco Treasury Obligations Portfolio
Six months ended 02/28/21	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	91,508	0.13	(c)	1.07	(c)	0.01	(c)
Year ended 08/31/20	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.38	54,585	0.75		1.07		0.27
Year ended 08/31/19	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.29	54,711	1.05		1.08		1.28
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	0.65	33,396	0.88		1.08		0.64
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.21	35,625	0.40		1.09		0.26
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.09	36,641	0.18		1.34		0.07
Invesco Tax-Free Cash Reserve Portfolio
Six months ended 02/28/21	1.00	0.00	-	0.00	(0.00)	-	(0.00)	1.00	0.01	21,373	0.10	(c)	1.25	(c)	0.01	(c)
Year ended 08/31/20	1.00	0.00	-	0.00	(0.00)	-	(0.00)	1.00	0.23	26,823	0.69		1.21		0.26
Year ended 08/31/19	1.00	0.01	-	0.01	(0.01)	-	(0.01)	1.00	0.52	20,002	1.07		1.22		0.51
Year ended 08/31/18	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.42	14,151	0.77		1.25		0.44
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.33	13,658	0.43		1.24		0.33
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.05	21,535	0.15		1.29		0.07

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)

Ratios are annualized and based on average daily net assets (000’s omitted) of $278, $87, $532,817, $438,752, $65,506 and $25,953 for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                             Short-Term Investments Trust

Notes to Financial Statements

February 28, 2021 (Unaudited)

NOTE 1–Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Invesco Tax-Free Cash Reserve Portfolio.

Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio and Invesco Government & Agency Portfolio currently offer eight different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class. On December 18, 2020, Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio and Invesco Government & Agency Portfolio began offering CAVU Securities class shares. Invesco STIC Prime Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio currently offer seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, and Invesco Tax-Free Cash Reserve Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations - Invesco Liquid Assets Portfolio’s and Invesco STIC Prime Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is

36                             Short-Term Investments Trust

recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Invesco Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

LIBOR Risk - Certain Funds may invest in financial instruments that utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Although many LIBOR rates will be phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. There remains uncertainty regarding the effect of the LIBOR transition process and therefore any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests

37                             Short-Term Investments Trust

cannot yet be determined. There is no assurance that the composition or characteristics of any alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to the Fund.
K.

Other Risks - Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First	Next	Over
	$250 million	$250 million	$500 million

Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%

Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%

Invesco Treasury Portfolio	0.15%	0.15%	0.15%

Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%

Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%

Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

For the six months ended February 28, 2021, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%

Invesco STIC Prime Portfolio	0.15%

Invesco Treasury Portfolio	0.15%

Invesco Government & Agency Portfolio	0.10%

Invesco Treasury Obligations Portfolio	0.13%

Invesco Tax-Free Cash Reserve Portfolio	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of

38                             Short-Term Investments Trust

Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class shares for each Fund as shown in the following table (the “expense limits”):

		Private	Personal	Cash				CAVU
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate	Securities
	Class	Class	Class	Class	Class	Class	Class	Class

Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%	0.18%

Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	-

Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%

Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%

Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%	-

Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%	-

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

For the six months ended February 28, 2021, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

Expense
Limitation

Invesco Liquid Assets Portfolio	$ 445,515

Invesco STIC Prime Portfolio	140,069

Invesco Treasury Portfolio	3,560,492

Invesco Government & Agency Portfolio	-

Invesco Treasury Obligations Portfolio	145,759

Invesco Tax-Free Cash Reserve Portfolio	162,705

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

Voluntary fee waivers for the six months ended February 28, 2021 are shown below:

		Private	Personal	Cash
		Investment	Investment	Management	Reserve	Resource	Corporate
	Fund Level	Class	Class	Class	Class	Class	Class

Invesco Liquid Assets Portfolio	$1,056	$3,855	$25	$316	$1,113	$248	$1

Invesco STIC Prime Portfolio	29,130	1,702	1,078	200	375	97	3

Invesco Treasury Portfolio	3,669,472	568,599	786,770	152,411	2,294,148	255,904	65,513

Invesco Government & Agency Portfolio	5,926,130	813,081	27,179	170,566	1,885,235	105,261	4,656

Invesco Treasury Obligations Portfolio	358,522	19,398	1,994	108	282,476	124	1,382

Invesco Tax-Free Cash Reserve Portfolio	96,319	13,122	6,842	1,958	111,968	2,046	2

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2021, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2021, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment

39                             Short-Term Investments Trust

Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2021, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2021, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains

Invesco Liquid Assets Portfolio	$51,476,404	$63,220,429	$-

Invesco STIC Prime Portfolio	6,690,224	6,470,000	-

Invesco Tax-Free Cash Reserve Portfolio	60,797,279	79,468,553	-

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

40                             Short-Term Investments Trust

NOTE 6–Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had a capital loss carryforward as of August 31, 2020, as follows:

Fund	Not Subject to Expiration	Total*

Invesco Liquid Assets Portfolio	$15,623	$15,623

Invesco Government & Agency Portfolio	189,476	189,476

Invesco Treasury Obligations Portfolio	59,505	59,505

Invesco Tax-Free Cash Reserve Portfolio	19,092	19,092

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At February 28, 2021
				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost*	Appreciation	(Depreciation)	(Depreciation)

Invesco Liquid Assets Portfolio	$2,765,260,749	$298,965	$(4,916)	$294,049

Invesco STIC Prime Portfolio	207,849,938	710	(53)	657

Invesco Treasury Portfolio	21,212,842,178	-	(15,972)	(15,972)

Invesco Treasury Obligations Portfolio	1,342,620,029	-	(23,691)	(23,691)

*

For Invesco Treasury Portfolio and Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Government & Agency Portfolio and Invesco Tax-Free Cash Reserve Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 9–Share Information

Invesco Liquid Assets Portfolio

	Summary of Share Activity

	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	8,365,748,460	$8,369,320,010	15,429,264,962	$15,436,049,996

Private Investment Class	371,714	371,900	556,769	556,939

Cash Management Class	137	137	57,447,877	57,471,129

Reserve Class	6,289	6,292	64,898	64,918

Resource Class	-	-	601	601

Corporate Class	2	2	172,360	172,517

CAVU Securities Class(b)	99,960	100,000	-	-

41                             Short-Term Investments Trust

NOTE 9–Share Information–(continued)

	Summary of Share Activity

	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:
Institutional Class	175,660	$175,741	6,416,422	$6,418,790

Private Investment Class	112	112	32,532	32,543

Cash Management Class	208	208	81,549	81,575

Reserve Class	14	14	1,504	1,504

Resource Class	19	19	3,570	3,570

Corporate Class	10	10	2,984	2,984

Reacquired:
Institutional Class	(8,165,751,696)	(8,169,248,998)	(15,321,899,211)	(15,328,325,818)

Private Investment Class	(778,496)	(778,848)	(1,765,341)	(1,765,827)

Cash Management Class	(18,987)	(18,994)	(63,868,033)	(63,888,213)

Reserve Class	(6,798)	(6,801)	(90,719)	(90,751)

Resource Class	(3,372)	(3,374)	(1,265)	(1,265)

Corporate Class	-	-	(463,261)	(463,480)

Net increase in share activity	199,843,236	$199,917,430	105,958,198	$106,321,712

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 12% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 25% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

(b)	Commencement date of December 18, 2020.

42                             Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco STIC Prime Portfolio

	Summary of Share Activity

	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	771,985,595	$771,985,595	1,515,191,563	$1,515,273,645

Private Investment Class	9,000	9,000	46,700	46,700

Personal Investment Class	-	-	561	561

Cash Management Class	7,472	7,472	-	-

Reserve Class	1	1	281	281

Resource Class	-	-	182	182

Corporate Class	-	-	36	36

Issued as reinvestment of dividends:
Institutional Class	8,290	8,290	4,489,681	4,489,681

Private Investment Class	57	57	11,032	11,032

Personal Investment Class	19	19	2,832	2,832

Cash Management Class	7	7	3,278	3,278

Reserve Class	4	4	1,098	1,098

Resource Class	6	6	1,140	1,140

Corporate Class	2	2	215	215

Reacquired:
Institutional Class	(886,623,848)	(886,623,848)	(1,851,039,089)	(1,851,119,477)

Private Investment Class	(540,839)	(540,839)	(129,157)	(129,168)

Personal Investment Class	-	-	(48,590)	(48,594)

Cash Management Class	(7,472)	(7,472)	(99,534)	(99,535)

Reserve Class	(18,410)	(18,410)	(169,247)	(169,262)

Resource Class	-	-	(1,996)	(1,996)

Net increase (decrease) in share activity	(115,180,116)	$(115,180,116)	(331,739,014)	$(331,737,351)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 97% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

43                             Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Treasury Portfolio

	Summary of Share Activity

	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	125,874,033,421	$125,874,033,421	182,665,163,108	$182,665,163,108

Private Investment Class	279,372,087	279,372,087	1,486,970,970	1,486,970,970

Personal Investment Class	758,065,321	758,065,321	2,422,880,087	2,422,880,087

Cash Management Class	467,103,837	467,103,837	861,417,932	861,417,932

Reserve Class	676,508,536	676,508,536	1,819,500,275	1,819,500,275

Resource Class	161,452,985	161,452,985	333,477,473	333,477,473

Corporate Class	2,948,766,705	2,948,766,705	6,641,915,581	6,641,915,581

CAVU Securities Class(b)	100,000	100,000	-	-

Issued as reinvestment of dividends:
Institutional Class	315,420	315,420	45,062,613	45,062,613

Private Investment Class	6,664	6,664	1,524,217	1,524,217

Personal Investment Class	14,391	14,391	2,137,800	2,137,800

Cash Management Class	18,164	18,164	3,199,903	3,199,903

Reserve Class	26,573	26,573	1,117,598	1,117,598

Resource Class	2,187	2,187	377,525	377,525

Corporate Class	15,235	15,235	2,642,981	2,642,981

Reacquired:
Institutional Class	(126,109,220,139)	(126,109,220,139)	(182,211,645,772)	(182,211,645,772)

Private Investment Class	(350,919,668)	(350,919,668)	(1,571,686,549)	(1,571,686,549)

Personal Investment Class	(724,185,574)	(724,185,574)	(2,503,448,761)	(2,503,448,761)

Cash Management Class	(396,686,979)	(396,686,979)	(889,341,613)	(889,341,613)

Reserve Class	(773,095,026)	(773,095,026)	(1,528,574,340)	(1,528,574,340)

Resource Class	(757,095,585)	(757,095,585)	(330,736,076)	(330,736,076)

Corporate Class	(3,596,109,875)	(3,596,109,875)	(5,940,044,504)	(5,940,044,504)

Net increase (decrease) in share activity	(1,541,511,320)	$(1,541,511,320)	1,311,910,448	$1,311,910,448

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 32% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement date of December 18, 2020.

44                             Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Government & Agency Portfolio

	Summary of Share Activity

	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	106,170,322,604	$106,170,322,604	262,928,153,701	$262,928,153,701

Private Investment Class	718,708,800	718,708,800	2,584,479,157	2,584,479,157

Personal Investment Class	3,426,436	3,426,436	62,737,197	62,737,197

Cash Management Class	324,090,929	324,090,929	657,577,573	657,577,573

Reserve Class	647,890,632	647,890,632	1,172,921,187	1,172,921,187

Resource Class	747,096,515	747,096,515	1,825,896,962	1,825,896,962

Corporate Class	118,817,459	118,817,459	820,373,313	820,373,313

CAVU Securities Class(b)	1,649,734,121	1,649,734,121	-	-

Issued as reinvestment of dividends:

Institutional Class	1,147,871	1,147,871	73,415,945	73,415,945

Private Investment Class	30,131	30,131	3,046,192	3,046,192

Personal Investment Class	684	684	89,620	89,620

Cash Management Class	20,454	20,454	2,363,772	2,363,772

Reserve Class	32,364	32,364	1,290,595	1,290,595

Resource Class	7,240	7,240	1,403,826	1,403,826

Corporate Class	1,105	1,105	26,956	26,956

CAVU Securities Class	516	516	-	-

Reacquired:

Institutional Class	(100,506,064,038)	(100,506,064,038)	(262,745,539,103)	(262,745,539,103)

Private Investment Class	(788,351,529)	(788,351,529)	(2,538,024,638)	(2,538,024,638)

Personal Investment Class	(9,534,721)	(9,534,721)	(65,288,286)	(65,288,286)

Cash Management Class	(257,333,600)	(257,333,600)	(593,465,577)	(593,465,577)

Reserve Class	(570,445,141)	(570,445,141)	(1,070,559,836)	(1,070,559,836)

Resource Class	(704,361,472)	(704,361,472)	(1,864,768,437)	(1,864,768,437)

Corporate Class	(53,250,107)	(53,250,107)	(829,480,994)	(829,480,994)

CAVU Securities Class	(1,014,977,493)	(1,014,977,493)	-	-

Net increase in share activity	6,477,009,760	$6,477,009,760	426,649,125	$426,649,125

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 36% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement date of December 18, 2020.

45                             Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Treasury Obligations Portfolio

	Summary of Share Activity

	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	1,124,418,886	$1,124,418,886	2,007,630,177	$2,007,630,177

Private Investment Class	6,792,567	6,792,567	17,752,712	17,752,712

Personal Investment Class	1,073,500	1,073,500	12,396,845	12,396,845

Cash Management Class	-	-	38,202,008	38,202,008

Reserve Class	175,671,023	175,671,023	108,199,892	108,199,892

Resource Class	6	6	2,952,538	2,952,538

Corporate Class	109	109	16,000,000	16,000,000

Issued as reinvestment of dividends:

Institutional Class	50,269	50,269	1,687,442	1,687,442

Private Investment Class	782	782	65,930	65,930

Personal Investment Class	37	37	282	282

Cash Management Class	14	14	16,009	16,009

Reserve Class	3,033	3,033	212,244	212,244

Resource Class	2	2	424	424

Corporate Class	474	474	11,998	11,998

Reacquired:

Institutional Class	(1,343,741,484)	(1,343,741,484)	(1,684,099,423)	(1,684,099,423)

Private Investment Class	(5,681,402)	(5,681,402)	(12,877,560)	(12,877,560)

Personal Investment Class	(1,209,492)	(1,209,492)	(11,767,016)	(11,767,016)

Cash Management Class	(87,667)	(87,667)	(39,771,691)	(39,771,691)

Reserve Class	(138,753,824)	(138,753,824)	(108,535,845)	(108,535,845)

Resource Class	-	-	(2,936,447)	(2,936,447)

Corporate Class	(2,925,000)	(2,925,000)	(5,580,000)	(5,580,000)

Net increase (decrease) in share activity	(184,388,167)	$(184,388,167)	339,560,519	$339,560,519

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 43% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 41% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

46                             Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Tax-Free Cash Reserve Portfolio

	Summary of Share Activity

	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	54,519,050	$54,519,050	310,891,005	$310,891,005

Private Investment Class	1,862,928	1,862,928	11,295,911	11,295,911

Personal Investment Class	3,438,403	3,438,403	11,189,176	11,189,176

Cash Management Class	2,878,349	2,878,349	7,389,500	7,389,500

Reserve Class	11,527,155	11,527,155	58,297,928	58,297,928

Resource Class	217,349	217,349	4,102,971	4,102,971

Corporate Class	-	-	10	10

Issued as reinvestment of dividends:

Institutional Class	4,526	4,526	770,263	770,263

Private Investment Class	430	430	106,524	106,524

Personal Investment Class	126	126	7,119	7,119

Cash Management Class	140	140	164,121	164,121

Reserve Class	1,299	1,299	50,307	50,307

Resource Class	130	130	21,121	21,121

Corporate Class	-	-	75	75

Reacquired:

Institutional Class	(78,632,731)	(78,632,731)	(321,704,515)	(321,704,515)

Private Investment Class	(1,678,522)	(1,678,522)	(21,755,886)	(21,755,886)

Personal Investment Class	(5,905,207)	(5,905,207)	(10,154,592)	(10,154,592)

Cash Management Class	(3,792,506)	(3,792,506)	(29,359,631)	(29,359,631)

Reserve Class	(16,978,582)	(16,978,582)	(51,528,118)	(51,528,118)

Resource Class	(1,732,207)	(1,732,207)	(2,237,435)	(2,237,435)

Net increase (decrease) in share activity	(34,269,870)	$(34,269,870)	(32,454,146)	$ (32,454,146)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 78% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Funds’ ability to achieve their investment objectives. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

47                             Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Reserve Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2020 through February 28, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Reserve Class	(09/01/20)	(02/28/21)[1]	Period[2]	(02/28/21)	Period[2]	Ratio
Invesco Liquid Assets Portfolio	$1,000.00	$999.90	$1.19	$1,023.60	$1.20	0.24%
Invesco STIC Prime Portfolio	1,000.00	1,000.10	0.79	1,024.00	0.80	0.16
Invesco Treasury Portfolio	1,000.00	1,000.10	0.74	1,024.05	0.75	0.15
Invesco Government & Agency Portfolio	1,000.00	1,000.10	0.64	1,024.15	0.65	0.13
Invesco Treasury Obligations Portfolio	1,000.00	1,000.10	0.64	1,024.15	0.65	0.13
Invesco Tax-Free Cash Reserve Portfolio	1,000.00	1,000.10	0.50	1,024.30	0.50	0.10

[1]

The actual ending account value is based on the actual total return of the Funds for the period September 1, 2020 through February 28, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

48                             Short-Term Investments Trust

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-SAR-7

Semiannual Report to Shareholders	February 28, 2021

CAVU Securities Class
Short-Term Investments Trust (STIT)
Invesco Liquid Assets Portfolio
Invesco Treasury Portfolio
Invesco Government & Agency Portfolio

2	Fund Data
3	Schedules of Investments
19	Financial Statements
23	Financial Highlights
24	Notes to Financial Statements
32	Fund Expenses

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2021, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Data

CAVU Securities Class data as of 2/28/21
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS
	Range	At	At
	During	Reporting	Reporting
	Reporting	Period	Period
	Period	End	End
Invesco Liquid Assets[1]	33 - 52 days	40 days	66 days	$100.0 thousand
Invesco Treasury[2]	25 - 47 days	41 days	107 days	100.0 thousand
Invesco Government & Agency[2]	22 - 34 days	34 days	116 days	634.8 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each securtiy’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2                    Short-Term Investments Trust

Schedule of Investments

February 28, 2021

(Unaudited)

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-45.27%(a)
Asset-Backed Securities - Fully Supported-2.75%
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.23%	03/02/2021	$21,000	$ 20,999,952
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.26%	05/07/2021	55,000	54,988,484
				75,988,436

Asset-Backed Securities - Fully Supported Bank-12.18%
Anglesea Funding LLC (Multi - CEP’s), (1 mo. USD LIBOR + 0.08%)(b)(c)(d)	0.19%	04/13/2021	50,000	50,001,937
Anglesea Funding LLC (Multi - CEP’s), (1 mo. USD LIBOR + 0.08%)(b)(c)(d)	0.20%	05/05/2021	25,000	25,001,531
Bedford Row Funding Corp. (CEP - Royal Bank of Canada), (3 mo. USD LIBOR + 0.08%)(b)(c)(d)	0.30%	10/21/2021	10,000	10,004,149
Concord Minutemen Capital Co. LLC (Multi - CEP’s)(b)(c)	0.15%-0.17%	05/10/2021	31,580	31,570,206
Concord Minutemen Capital Co. LLC (Multi - CEP’s)(b)(c)	0.15%	04/20/2021	10,000	9,998,049
Concord Minutemen Capital Co. LLC (CEP - Goldman Sachs International)(b)	0.39%	06/14/2021	20,000	19,989,179
Crown Point Capital Co. LLC (CEP - Credit Suisse AG)(b)(c)	0.28%	04/28/2021	25,000	25,005,531
LMA Americas LLC (CEP - Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.20%	09/03/2021	40,000	39,965,797
Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(b)(c)	0.20%	04/20/2021	13,752	13,749,316
Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(b)(c)	0.20%	05/05/2021	20,971	20,965,491
Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(b)(c)	0.20%	05/07/2021	16,657	16,652,489
Versailles Commercial Paper LLC (CEP - Natixis S.A.)(c)	0.25%	04/01/2021	35,000	34,995,976
Versailles Commercial Paper LLC (CEP - Natixis S.A.), (1 mo. USD LIBOR + 0.10%)(b)(c)(d)	0.22%	04/07/2021	14,000	14,000,253
Versailles Commercial Paper LLC (CEP - Natixis S.A.)(c)	0.18%	05/05/2021	25,000	24,993,432
				336,893,336

Consumer Finance-1.81%
Toyota Finance Australia Ltd. (Australia)(c)	0.19%	05/17/2021	50,000	49,980,162

Diversified Banks-23.89%
ANZ New Zealand (Int’l) Ltd. (3 mo. USD LIBOR + 0.00%)(b)(c)(d)	0.19%	08/04/2021	40,000	40,000,000
Barclays U.S. CCP Funding LLC (Multi - CEP’s)(b)(c)	0.21%	06/08/2021	30,000	29,987,254
Barclays U.S. CCP Funding LLC (United Kingdom)(b)(c)	0.28%	04/12/2021	20,000	19,996,792
Barclays U.S. CCP Funding LLC(b)(c)	0.24%	05/05/2021	25,000	24,992,213
BNG Bank N.V. (Netherlands)(b)(c)	0.07%	03/02/2021	75,000	74,999,828
DBS Bank Ltd. (Singapore)(b)(c)	0.23%	05/12/2021	20,000	19,994,700
DBS Bank Ltd. (Singapore)(b)(c)	0.25%	06/07/2021	25,000	24,989,894
DBS Bank Ltd. (Singapore)(b)(c)	0.17%	08/19/2021	24,000	23,979,651
Dexia Credit Local S.A. (France)(b)(c)	0.17%	04/26/2021	40,000	39,993,062
DNB Bank ASA (Norway)(b)(c)	0.20%	07/07/2021	37,800	37,780,848
HSBC Bank PLC (United Kingdom)(b)(c)	0.26%	10/08/2021	25,000	24,968,615
Lloyds Bank PLC (United Kingdom)(c)	0.20%	05/04/2021	10,025	10,022,371
National Australia Bank Ltd. (3 mo. USD LIBOR + 0.06%) (Australia)(b)(c)(d)	0.26%	11/10/2021	50,000	50,025,916
NRW Bank (Germany)(b)(c)	0.08%	03/08/2021	30,000	29,999,577
Royal Bank of Canada (3 mo. USD LIBOR + 0.11%)(b)(c)(d)	0.33%	06/11/2021	15,000	15,005,979
Royal Bank of Canada (3 mo. USD LIBOR + 0.04%)(c)(d)	0.28%	10/01/2021	25,000	25,009,472
Swedbank AB (Sweden)(c)	0.18%	07/26/2021	50,000	49,970,906
Toronto-Dominion Bank (The) (Canada)(b)(c)	0.07%	03/05/2021	25,000	24,999,771
Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.09%) (Canada)(b)(c)(d)	0.31%	07/20/2021	10,000	10,004,438
United Overseas Bank Ltd. (Singapore)(b)(c)	0.19%	07/02/2021	19,000	18,989,581

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3                    Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks-(continued)
United Overseas Bank Ltd. (Singapore)(b)(c)	0.27%	09/28/2021	$25,000	$ 24,973,405
United Overseas Bank Ltd. (Singapore)(b)(c)	0.28%	10/04/2021	25,000	24,972,800
Westpac Securities NZ Ltd. (3 mo. USD LIBOR + 0.05%)(b)(c)(d)	0.26%	07/30/2021	15,000	15,005,274
				660,662,347

Diversified Capital Markets-1.81%
UBS AG (3 mo. USD LIBOR + 0.07%)(b)(c)(d)	0.31%	10/04/2021	10,000	10,001,165
UBS AG (3 mo. USD LIBOR + 0.12%)(b)(c)(d)	0.35%	10/14/2021	10,000	10,005,260
UBS AG (3 mo. USD LIBOR + 0.15%) (United Kingdom)(b)(c)(d)	0.34%	11/18/2021	30,000	30,022,462
				50,028,887

Investment Banking & Brokerage-1.08%
Goldman Sachs International(b)	0.17%	07/07/2021	30,000	29,980,427

Regional Banks-1.75%
ASB Finance Ltd.(b)(c)	0.22%	05/03/2021	25,000	24,995,865
ASB Finance Ltd.(b)(c)	0.25%	07/16/2021	5,000	4,997,574
BNZ International Funding Ltd.(b)(c)	0.20%	05/06/2021	18,250	18,246,805
				48,240,244
Total Commercial Paper (Cost $1,251,548,476)				1,251,773,839

Certificates of Deposit-26.47%
Bank of Nova Scotia (3 mo. USD LIBOR + 0.05%)(c)(d)	0.24%	11/09/2021	20,000	20,009,020
Canadian Imperial Bank of Commerce(c)	0.07%	03/01/2021	131,000	131,000,000
Credit Agricole Corporate and Investment Bank(c)	0.07%	03/01/2021	31,000	31,000,000
DNB Bank ASA(c)	0.07%	03/01/2021	93,000	93,000,000
KBC Bank N.V.(c)	0.07%	03/05/2021	40,000	39,999,944
Mizuho Bank Ltd.(c)	0.07%	03/01/2021	101,000	101,000,000
MUFG Bank Ltd.(c)	0.24%	03/30/2021	25,000	25,003,191
Rabobank Nederland(c)	0.07%	03/01/2021	131,000	131,000,000
Royal Bank of Canada (3 mo. USD LIBOR + 0.04%)(c)(d)	0.28%	10/07/2021	25,000	25,009,743
Sumitomo Mitsui Trust Bank Ltd.(c)	0.07%	03/05/2021	20,000	19,999,972
Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.11%)(c)(d)	0.34%	06/10/2021	15,000	15,005,918
Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.07%) (Canada)(c)(d)	0.30%	10/08/2021	25,000	25,007,492
Toronto-Dominion Bank (The) (SOFR + 0.20%)(c)(d)	0.24%	02/16/2022	25,000	25,008,442
Westpac Banking Corp. (3 mo. USD LIBOR + 0.12%)(c)(d)	0.35%	07/08/2021	50,000	50,027,326
Total Certificates of Deposit (Cost $732,000,000)				732,071,048

Variable Rate Demand Notes-3.62%(e)
Credit Enhanced-3.62%
Capital Area Housing Finance Corp. (Cypress Creek at River Apartments); Series 2006, VRD RB (LOC - Citibank N.A.)(f)(g)	0.08%	10/01/2039	565	565,000
Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(g)	0.16%	04/01/2047	9,300	9,299,999
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(g)	0.15%	05/01/2037	2,600	2,600,000
New York (State of) Housing Finance Agency (160 Madison Avenue); Series 2013 B, VRD RB (LOC - Landesbank Hessen-Thueringen Girozentrale)(c)(g)	0.04%	11/01/2046	3,400	3,400,000
New York (State of) Housing Finance Agency (455 West 37th Street Housing); Series 2007 B, VRD RB (LOC - Landesbank Hessen-Thueringen Girozentrale)(c)(g)	0.04%	05/01/2041	2,200	2,200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                    Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced-(continued)
University of Texas System Board of Regents; Subseries 2016 G-2, VRD RB	0.08%	08/01/2045	$82,040	$ 82,040,000
Total Variable Rate Demand Notes (Cost $100,104,999)				100,104,999

U.S. Dollar Denominated Bonds & Notes-1.21%
Diversified Banks-1.21%
Australia & New Zealand Banking Group Ltd. (3 mo. USD LIBOR + 0.99%) (Australia)(b)(c)(d) (Cost $33,482,203)	1.18%	06/01/2021	33,400	33,479,841
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-76.57% (Cost $2,117,135,678)				2,117,429,727

			Repurchase Amount

Repurchase Agreements-23.44%(h)
BMO Capital Markets Corp., joint agreement dated 02/26/2021, aggregate maturing value of $75,001,250 (collateralized by domestic agency and non-agency asset-backed securities, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $77,832,247; 0.00% - 8.00%; 05/26/2021 - 01/20/2071)	0.20%	03/01/2021	15,000,250	15,000,000
BMO Capital Markets Corp., joint term agreement dated 02/23/2021, aggregate maturing value of $100,003,889 (collateralized by U.S. government sponsored agency obligations, domestic agency and non-agency asset-backed securities, domestic agency and non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $106,785,867; 0.00% - 11.50%; 07/12/2021 - 02/15/2078)(i)	0.20%	03/02/2021	27,001,050	27,000,000
BMO Capital Markets Corp., joint term agreement dated 02/24/2021, aggregate maturing value of $25,001,215 (collateralized by domestic agency and non-agency asset-backed securities, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $26,149,368; 0.00% - 7.75%; 08/05/2021 - 03/25/2051)(i)	0.25%	03/03/2021	10,000,486	10,000,000
Citigroup Global Markets, Inc., joint open agreement dated 01/22/2021 (collateralized by domestic and foreign corporate obligations valued at $203,500,001; 2.75% - 9.25%; 06/15/2021 - 02/01/2061)(j)	0.61%	-	-	8,000,000
Citigroup Global Markets, Inc., joint open agreement dated 10/28/2020 (collateralized by domestic and foreign corporate obligations valued at $55,000,001; 2.98% - 8.00%; 08/03/2022 - 06/01/2050)(j)	0.57%	-	-	10,000,000
Citigroup Global Markets, Inc., open agreement dated 10/02/2020 (collateralized by domestic and foreign corporate obligations valued at $55,000,001; 2.80% - 11.50%; 01/26/2022 - 06/03/2050)(j)	0.58%	-	-	50,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 02/23/2021, aggregate maturing value of $410,014,350 (collateralized by a domestic non-agency asset-backed security, U.S. Treasury obligations, domestic commercial paper, domestic non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $428,838,244; 0.75% - 7.38%; 05/04/2021 - 06/25/2065)(c)(i)	0.18%	03/02/2021	60,002,100	60,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/24/2021, aggregate maturing value of $25,001,069 (collateralized by domestic non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $27,500,000; 0.00% - 40.00%; 03/08/2024 - 01/25/2065)(c)(i)	0.22%	03/03/2021	5,000,214	5,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/24/2021, aggregate maturing value of $50,002,236 (collateralized by domestic non-agency asset-backed securities, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities and a U.S. government sponsored agency obligation valued at $54,983,384; 0.00% - 83.62%; 04/15/2021 - 05/25/2065)(c)(i)	0.23%	03/03/2021	20,000,894	20,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                    Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/24/2021, aggregate maturing value of $60,002,333 (collateralized by domestic agency and non-agency asset-backed securities, a domestic corporate obligation and domestic non-agency mortgage-backed securities valued at $63,000,000; 0.45% - 4.53%; 11/15/2022 - 12/25/2059)(c)(i)	0.20%	03/03/2021	$20,000,778	$20,000,000

Credit Suisse Securities (USA) LLC, joint term agreement dated 02/26/2021, aggregate maturing value of $10,000,000 (collateralized by a foreign non-agency asset-backed security and domestic non-agency mortgage-backed securities valued at $10,500,001; 3.27% - 4.56%; 04/22/2030 - 06/16/2051)(c)(d)	0.37%	04/05/2021	2,000,000	2,000,000

ING Financial Markets, LLC, joint agreement dated 02/26/2021, aggregate maturing value of $25,000,521 (collateralized by domestic and foreign corporate obligations and a domestic agency mortgage-backed security valued at $26,186,884; 2.25% - 7.63%; 03/15/2022 - 08/20/2049)(c)	0.25%	03/01/2021	10,000,208	10,000,000

J.P. Morgan Securities LLC, joint open agreement dated 04/06/2020 (collateralized by domestic and foreign non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $31,500,194; 0.00% - 7.78%; 05/13/2026 - 09/25/2064)(j)	0.54%	-	-	15,000,000

J.P. Morgan Securities LLC, joint open agreement dated 04/28/2020 (collateralized by domestic and foreign corporate obligations valued at $110,000,001; 0.00% - 12.00%; 06/04/2021 - 05/01/2034(j)	0.37%	-	-	65,000,000

J.P. Morgan Securities LLC, joint open agreement dated 09/18/2020 (collateralized by domestic and foreign equity securities valued at $15,753,109; 0.00% - 8.38%)(j)	0.27%	-	-	7,000,000

Mitsubishi UFJ Trust & Banking Corp., joint open agreement dated 02/23/2021 (collateralized by domestic corporate obligations valued at $52,500,001; 1.49% - 7.43%; 01/15/2026 - 01/15/2046)(c)(j)	0.20%	-	-	25,000,000

Mizuho Securities (USA) LLC, joint open agreement dated 01/06/2021 (collateralized by domestic and foreign equity securities valued at $52,500,175; 0.00%)(c)(j)	0.22%	-	-	10,000,000

Mizuho Securities (USA) LLC, joint open agreement dated 01/26/2021 (collateralized by domestic and foreign equity securities valued at $52,500,096; 0.00%)(c)(j)	0.22%	-	-	20,000,000

RBC Capital Markets LLC, joint agreement dated 02/26/2021, aggregate maturing value of $100,001,667 (collateralized by domestic and foreign corporate obligations valued at $105,000,002; 0.34% - 6.60%; 03/08/2021 - 03/15/2077)	0.20%	03/01/2021	30,000,500	30,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign corporate obligations valued at $91,804,416; 0.88% - 11.88%; 06/27/2022 - 03/11/2061)(c)(j)	0.18%	-	-	55,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign non-agency asset-backed securities, domestic non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $63,676,886; 0.00% - 13.00%; 03/15/2021 - 07/15/2080)(c)(j)	0.25%	-	-	25,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/26/2021, aggregate maturing value of $800,001,333 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $816,000,060; 1.63% - 5.00%; 08/15/2022 - 11/20/2050)	0.02%	03/01/2021	159,125,336	159,125,071

Total Repurchase Agreements (Cost $648,125,071)				648,125,071

TOTAL INVESTMENTS IN SECURITIES(k)(l)-100.01% (Cost $2,765,260,749)				2,765,554,798

OTHER ASSETS LESS LIABILITIES-(0.01)%				(394,967)

NET ASSETS-100.00%				$2,765,159,831

Investment Abbreviations:
CEP	-Credit Enhancement Provider
LIBOR	-London Interbank Offered Rate
LOC	-Letter of Credit
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                    Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Liquid Assets Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2021 was $1,099,581,360, which represented 39.77% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 13.1%; Netherlands: 12.4%; Canada: 11.8%; Japan: 9.4%; Australia: 6.3%; Switzerland: 5.9%; Singapore: 5.0%; other countries less than 5% each: 17.0%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2021.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2021.

(f)	Security subject to the alternative minimum tax.
(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(h)	Principal amount equals value at period end. See Note 1I.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(k)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(l)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/2021

1-7	37.1%
8-30	2.0
31-60	7.6
61-90	11.6
91-180	15.3
181+	26.4

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                    Short-Term Investments Trust

Schedule of Investments

February 28, 2021

(Unaudited)

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-55.18%
U.S. Treasury Bills-30.56%(a)
U.S. Treasury Bills	0.02%-0.09%	03/02/2021	$650,000	$649,999,143
U.S. Treasury Bills	0.09%	03/04/2021	300,000	299,997,875
U.S. Treasury Bills	0.09%	03/09/2021	250,000	249,995,000
U.S. Treasury Bills	0.08%-0.12%	03/23/2021	550,000	549,966,992
U.S. Treasury Bills	0.18%-0.26%	03/25/2021	400,000	399,938,667
U.S. Treasury Bills	0.12%	03/30/2021	200,000	199,981,472
U.S. Treasury Bills	0.09%-0.11%	04/08/2021	500,000	499,947,222
U.S. Treasury Bills	0.08%	04/13/2021	50,000	49,995,133
U.S. Treasury Bills	0.09%	04/15/2021	500,000	499,943,750
U.S. Treasury Bills	0.08%-0.10%	04/20/2021	250,000	249,970,139
U.S. Treasury Bills	0.12%	04/22/2021	250,000	249,958,472
U.S. Treasury Bills	0.09%	04/27/2021	50,000	49,992,875
U.S. Treasury Bills	0.11%	04/29/2021	250,000	249,954,931
U.S. Treasury Bills	0.11%	05/06/2021	250,000	249,949,583
U.S. Treasury Bills	0.08%	05/18/2021	300,000	299,949,625
U.S. Treasury Bills	0.10%	05/20/2021	200,000	199,955,556
U.S. Treasury Bills	0.08%	05/27/2021	300,000	299,945,624
U.S. Treasury Bills	0.09%	07/15/2021	250,000	249,915,000
U.S. Treasury Bills	0.10%	07/22/2021	250,000	249,905,659
U.S. Treasury Bills	0.09%	07/29/2021	200,000	199,929,167
U.S. Treasury Bills	0.14%	08/12/2021	150,000	149,904,333
U.S. Treasury Bills	0.14%	10/07/2021	100,000	99,914,444
U.S. Treasury Bills	0.14%	11/04/2021	100,000	99,907,000
U.S. Treasury Bills	0.11%	12/02/2021	150,000	149,873,500
				6,448,791,162

U.S. Treasury Notes-24.62%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	0.18%	04/30/2021	638,500	638,472,656
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.22%)(b)	0.26%	07/31/2021	500,000	499,992,567
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.30%)(b)	0.34%	10/31/2021	450,000	450,234,613
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	0.19%	01/31/2022	500,000	499,846,077
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)(b)	0.15%	04/30/2022	744,000	744,521,239
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.10%	07/31/2022	450,000	450,011,650
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.10%	10/31/2022	605,000	604,982,768
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	0.09%	01/31/2023	100,000	100,000,000
U.S. Treasury Notes	2.25%	03/31/2021	175,000	175,267,091
U.S. Treasury Notes	1.38%	01/31/2022	200,000	202,379,603
U.S. Treasury Notes	1.50%	01/31/2022	165,000	167,153,403
U.S. Treasury Notes	1.88%	01/31/2022	200,000	203,302,196
U.S. Treasury Notes	2.50%	02/15/2022	100,000	102,324,403

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                    Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes-(continued)
U.S. Treasury Notes	1.13%	02/28/2022	$100,000	$101,041,695
U.S. Treasury Notes	2.38%	03/15/2022	250,000	255,956,574
				5,195,486,535
Total U.S. Treasury Securities (Cost $11,644,277,697)				11,644,277,697
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-55.18% (Cost $11,644,277,697)				11,644,277,697

			Repurchase Amount
Repurchase Agreements-45.34%(c)
ABN AMRO Bank N.V., agreement dated 02/26/2021, maturing value of $450,000,375 (collateralized by U.S. Treasury obligations valued at $459,000,036; 1.50% - 2.88%; 10/31/2023 - 02/15/2030)	0.01%	03/01/2021	450,000,375	450,000,000
Bank of Nova Scotia, joint agreement dated 02/26/2021, aggregate maturing value of $500,000,417 (collateralized by U.S. Treasury obligations valued at $510,000,037; 0.00% - 8.00%; 02/28/2021 - 02/15/2051)	0.01%	03/01/2021	497,846,913	497,846,498
BofA Securities, Inc., agreement dated 02/26/2021, maturing value of $750,000,625 (collateralized by U.S. Treasury obligations valued at $765,000,048; 2.25% - 5.00%; 05/15/2037 - 08/15/2046)	0.01%	03/01/2021	750,000,625	750,000,000
BofA Securities, Inc., joint term agreement dated 01/29/2021, aggregate maturing value of $600,042,667 (collateralized by U.S. Treasury obligations valued at $612,000,004; 2.75% - 4.38%; 02/15/2038 - 11/15/2048)(d)	0.08%	03/02/2021	400,028,444	400,000,000
Citigroup Global Markets, Inc., joint agreement dated 02/26/2021, aggregate maturing value of $900,000,750 (collateralized by U.S. Treasury obligations valued at $918,000,051; 0.00% - 4.38%; 11/15/2039 - 08/15/2048)	0.01%	03/01/2021	120,902,858	120,902,757
Citigroup Global Markets, Inc., joint term agreement dated 02/25/2021, aggregate maturing value of $300,001,750 (collateralized by U.S. Treasury obligations valued at $306,000,103; 0.00% - 4.38%; 11/15/2039 - 02/15/2051)(d)	0.03%	03/04/2021	120,000,700	120,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 02/26/2021, aggregate maturing value of $1,200,001,000 (collateralized by U.S. Treasury obligations valued at $1,224,000,007; 0.13% - 3.88%; 02/28/2021 - 02/15/2051)	0.01%	03/01/2021	433,387,284	433,386,923
Credit Agricole Corporate & Investment Bank, joint agreement dated 02/26/2021, aggregate maturing value of $250,000,417 (collateralized by U.S. Treasury obligations valued at $254,891,510; 0.13%; 04/15/2022)	0.02%	03/01/2021	100,000,167	100,000,000
DNB Bank ASA, agreement dated 02/26/2021, maturing value of $400,000,333 (collateralized by U.S. Treasury obligations valued at $408,000,086; 0.13% - 2.88%; 04/15/2021 - 02/15/2030)	0.01%	03/01/2021	400,000,333	400,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 02/26/2021, maturing value of $100,000,083 (collateralized by U.S. Treasury obligations valued at $102,000,012; 0.00% - 1.88%; 02/24/2022 - 06/30/2024)	0.01%	03/01/2021	100,000,083	100,000,000
Fixed Income Clearing Corp. - Bank of Nova Scotia, joint agreement dated 02/26/2021, aggregate maturing value of $1,500,002,500 (collateralized by U.S. Treasury obligations valued at $1,534,464,217; 0.50% - 3.13%; 11/15/2024 - 11/15/2028)	0.02%	03/01/2021	300,000,500	300,000,000
Fixed Income Clearing Corp. - BNP Paribas Securities Corp., joint agreement dated 02/26/2021, aggregate maturing value of $500,001,250 (collateralized by U.S. Treasury obligations valued at $513,585,841; 2.88%; 05/15/2043)	0.03%	03/01/2021	200,000,500	200,000,000
Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/26/2021, maturing value of $250,000,208 (collateralized by U.S. Treasury obligations valued at $255,000,061; 2.25% - 2.38%; 08/15/2049 - 11/15/2049)	0.01%	03/01/2021	250,000,208	250,000,000
Goldman Sachs & Co., agreement dated 02/26/2021, maturing value of $250,000,208 (collateralized by U.S. Treasury obligations valued at $255,000,051; 0.00% - 0.25%; 09/30/2025 - 02/15/2049)	0.01%	03/01/2021	250,000,208	250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                    Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
ING Financial Markets, LLC, joint agreement dated 02/26/2021, aggregate maturing value of $500,009,132 (collateralized by U.S. Treasury obligations valued at $510,483,659; 0.50% - 2.25%; 05/15/2022 - 04/30/2027)	0.02%	03/01/2021	$200,005,165	$200,004,831

J.P. Morgan Securities LLC, joint open agreement dated 03/27/2020 (collateralized by U.S. Treasury obligations valued at $867,000,271; 0.13% - 6.75%; 03/31/2022 - 05/15/2050)(e)	0.03%	-	-	630,000,000

Lloyds Bank PLC, joint term agreement dated 01/22/2021, aggregate maturing value of $500,200,000 (collateralized by U.S. Treasury obligations valued at $510,022,417; 1.50% - 6.00%; 12/31/2023 - 09/30/2026)	0.16%	04/26/2021	300,120,000	300,000,000

Lloyds Bank PLC, joint term agreement dated 01/27/2021, aggregate maturing value of $500,186,667 (collateralized by U.S. Treasury obligations valued at $509,777,929; 1.50% - 6.00%; 05/15/2021 - 08/15/2043)	0.16%	04/23/2021	345,128,800	345,000,000

Metropolitan Life Insurance Co., joint term agreement dated 02/24/2021, aggregate maturing value of $317,510,504 (collateralized by U.S. Treasury obligations valued at $328,491,333; 0.00% - 0.13%; 12/31/2022 - 11/15/2045)(d)	0.06%	03/03/2021	67,500,788	67,500,000

Metropolitan Life Insurance Co., term agreement dated 02/24/2021, maturing value of $32,501,629 (collateralized by a U.S. Treasury obligation valued at $33,151,063; 0.13%; 01/31/2023)(d)	0.06%	03/03/2021	32,501,629	32,501,250

Mitsubishi UFJ Trust & Banking Corp., agreement dated 02/26/2021, maturing value of $300,000,250 (collateralized by U.S. Treasury obligations valued at $306,000,095; 0.00% - 5.00%; 05/18/2021 - 11/15/2045)	0.01%	03/01/2021	300,000,250	300,000,000

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/24/2021, aggregate maturing value of $1,005,259,773 (collateralized by U.S. Treasury obligations valued at $1,026,464,724; 1.13% - 1.50%; 02/28/2025 - 02/15/2030)(d)	0.05%	03/03/2021	300,377,920	300,375,000

Mitsubishi UFJ Trust & Banking Corp., term agreement dated 02/24/2021, maturing value of $100,000,583 (collateralized by a U.S. Treasury obligation valued at $102,000,335; 2.63%; 02/15/2029)(d)	0.03%	03/03/2021	100,000,583	100,000,000

Prudential Insurance Co. of America, agreement dated 02/26/2021, maturing value of $260,282,335 (collateralized by U.S. Treasury obligations valued at $266,753,750; 0.00%; 11/15/2027 - 08/15/2037)	0.05%	03/01/2021	260,282,335	260,281,250

Prudential Legacy Insurance Company of New Jersey, agreement dated 02/26/2021, maturing value of $310,751,295 (collateralized by U.S. Treasury obligations valued at $322,477,000; 0.00%; 08/15/2033 - 02/15/2045)	0.05%	03/01/2021	310,751,295	310,750,000

RBC Dominion Securities Inc., agreement dated 02/26/2021, maturing value of $350,000,292 (collateralized by U.S. Treasury obligations valued at $357,000,011; 0.00% - 6.50%; 04/22/2021 - 11/15/2048)	0.01%	03/01/2021	350,000,292	350,000,000

Royal Bank of Canada, agreement dated 02/26/2021, maturing value of $250,000,208 (collateralized by U.S. Treasury obligations valued at $255,000,042; 0.13% - 3.75%; 07/15/2023 - 02/15/2051)	0.01%	03/01/2021	250,000,208	250,000,000

Societe Generale, joint open agreement dated 08/05/2020 (collateralized by U.S. Treasury obligations valued at $1,530,000,094; 0.00% - 8.13%; 02/28/2021 - 05/15/2050)(e)	0.03%	-	-	1,000,000,000

Sumitomo Mitsui Banking Corp., agreement dated 02/26/2021, maturing value of $250,000,208 (collateralized by a U.S. Treasury obligation valued at $255,000,094; 2.75%; 08/31/2025)	0.01%	03/01/2021	250,000,208	250,000,000

Wells Fargo Securities, LLC, agreement dated 02/26/2021, maturing value of $500,000,417 (collateralized by U.S. Treasury obligations valued at $510,000,004; 1.13% - 4.63%; 11/15/2039 - 11/15/2049)	0.01%	03/01/2021	500,000,417	500,000,000

Total Repurchase Agreements (Cost $9,568,548,509)				9,568,548,509

TOTAL INVESTMENTS IN SECURITIES(f)-100.52% (Cost $21,212,826,206)				21,212,826,206

OTHER ASSETS LESS LIABILITIES-(0.52)%				(110,667,140)

NET ASSETS-100.00%				$21,102,159,066

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                    Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Treasury Portfolio

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2021.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(f)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/2021

1-7	38.9%
8-30	6.6
31-60	12.5
61-90	7.9
91-180	6.4
181+	27.7

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                    Short-Term Investments Trust

Schedule of Investments

February 28, 2021

(Unaudited)

Invesco Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. Treasury Securities-31.89%
U.S. Treasury Bills-18.70%(a)
U.S. Treasury Bills	0.09%	03/02/2021	$500,000	$ 499,998,820
U.S. Treasury Bills	0.09%	03/09/2021	300,000	299,994,333
U.S. Treasury Bills	0.10%	03/11/2021	400,000	399,988,889
U.S. Treasury Bills	0.08%	03/16/2021	500,000	499,983,333
U.S. Treasury Bills	0.08%	03/23/2021	350,000	349,982,888
U.S. Treasury Bills	0.08%-0.12%	03/30/2021	150,000	149,987,514
U.S. Treasury Bills	0.08%	04/08/2021	120,000	119,989,550
U.S. Treasury Bills	0.09%	04/15/2021	500,000	499,943,750
U.S. Treasury Bills	0.09%-0.17%	04/22/2021	1,250,000	1,249,819,445
U.S. Treasury Bills	0.04%	04/27/2021	500,000	499,968,890
U.S. Treasury Bills	0.08%	04/29/2021	200,000	199,973,778
U.S. Treasury Bills	0.08%	05/18/2021	375,000	374,934,594
U.S. Treasury Bills	0.09%	05/20/2021	200,000	199,960,000
U.S. Treasury Bills	0.09%	05/27/2021	400,000	399,913,000
U.S. Treasury Bills	0.09%	06/17/2021	350,000	349,910,750
U.S. Treasury Bills	0.09%	06/24/2021	500,000	499,856,250
U.S. Treasury Bills	0.09%	07/08/2021	200,000	199,935,500
U.S. Treasury Bills	0.09%	07/29/2021	200,000	199,929,167
U.S. Treasury Bills	0.14%	10/07/2021	50,000	49,957,222
U.S. Treasury Bills	0.14%	11/04/2021	75,000	74,930,250
U.S. Treasury Bills	0.07%	02/24/2022	50,000	49,965,000
				7,168,922,923

U.S. Treasury Notes-13.19%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	0.18%	04/30/2021	720,000	719,974,310
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.22%)(b)	0.26%	07/31/2021	170,000	170,049,814
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.30%)(b)	0.34%	10/31/2021	550,000	550,384,333
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	0.19%	01/31/2022	25,000	24,996,341
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)(b)	0.15%	04/30/2022	107,000	107,104,119
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.10%	07/31/2022	592,000	592,097,518
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.10%	10/31/2022	730,000	730,033,795
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	0.09%	01/31/2023	105,000	105,002,334
U.S. Treasury Notes	2.25%	03/31/2021	478,000	478,867,661
U.S. Treasury Notes	2.25%	04/30/2021	118,000	118,423,155
U.S. Treasury Notes	1.38%	01/31/2022	25,000	25,298,047
U.S. Treasury Notes	1.50%	01/31/2022	298,000	301,912,924
U.S. Treasury Notes	1.88%	01/31/2022	633,000	643,453,526
U.S. Treasury Notes	2.50%	02/15/2022	280,940	287,484,668

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                    Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. Treasury Notes-(continued)
U.S. Treasury Notes	1.13%	02/28/2022	$200,000	$ 202,081,541
				5,057,164,086
Total U.S. Treasury Securities (Cost $12,226,087,009)				12,226,087,009

U.S. Government Sponsored Agency Securities-29.84%
Federal Farm Credit Bank (FFCB)-6.85%
Federal Farm Credit Bank(a)	0.44%	03/24/2021	150,000	149,957,833
Federal Farm Credit Bank (SOFR + 0.10%)(b)	0.13%	05/07/2021	23,000	23,000,000
Federal Farm Credit Bank (SOFR + 0.16%)(b)	0.19%	05/07/2021	55,000	55,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(b)	0.14%	06/10/2021	14,000	14,000,000
Federal Farm Credit Bank (SOFR + 0.28%)(b)	0.33%	10/01/2021	365,000	365,000,000
Federal Farm Credit Bank (SOFR + 0.05%)(b)	0.10%	10/05/2021	123,000	122,996,277
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.10%	10/15/2021	100,000	100,001,583
Federal Farm Credit Bank	0.07%	02/09/2022	243,750	243,735,787
Federal Farm Credit Bank (SOFR + 0.10%)(b)	0.12%	02/22/2022	16,555	16,555,000
Federal Farm Credit Bank (SOFR + 0.08%)(b)	0.14%	03/10/2022	28,000	28,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(b)	0.15%	06/17/2022	65,000	65,000,000
Federal Farm Credit Bank (SOFR + 0.20%)(b)	0.26%	06/23/2022	12,000	12,019,952
Federal Farm Credit Bank (SOFR + 0.04%)(b)	0.09%	07/11/2022	215,000	214,970,949
Federal Farm Credit Bank (SOFR + 0.19%)(b)	0.24%	07/14/2022	28,000	28,000,000
Federal Farm Credit Bank (SOFR + 0.15%)(b)	0.18%	07/28/2022	45,000	45,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(b)	0.10%	08/11/2022	108,000	108,000,000
Federal Farm Credit Bank (SOFR + 0.04%)(b)	0.06%	08/22/2022	50,000	49,998,124
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.08%	08/26/2022	97,500	97,492,640
Federal Farm Credit Bank (SOFR + 0.05%)(b)	0.11%	09/08/2022	138,000	137,968,134
Federal Farm Credit Bank (SOFR + 0.09%)(b)	0.14%	10/07/2022	30,000	30,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.10%	10/21/2022	20,000	20,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(b)	0.11%	11/03/2022	35,000	35,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(b)	0.09%	11/18/2022	56,000	56,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.08%	12/01/2022	74,000	74,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.12%	12/28/2022	350,000	350,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.09%	02/09/2023	18,000	18,000,000
Federal Farm Credit Bank (SOFR + 0.05%)(b)	0.08%	02/17/2023	165,000	165,000,000
				2,624,696,279

Federal Home Loan Bank (FHLB)-17.46%
Federal Home Loan Bank(a)	0.08%	03/05/2021	30,595	30,594,728
Federal Home Loan Bank(a)	0.45%	03/08/2021	290,000	289,974,625
Federal Home Loan Bank (SOFR + 0.13%)(b)	0.19%	03/11/2021	150,000	150,000,000
Federal Home Loan Bank(a)	0.08%-0.09%	03/12/2021	205,000	204,994,760
Federal Home Loan Bank (SOFR + 0.07%)(b)	0.13%	03/12/2021	345,000	345,000,000
Federal Home Loan Bank(a)	0.09%	03/15/2021	6,500	6,499,772
Federal Home Loan Bank(a)	0.09%-0.30%	03/17/2021	430,000	429,973,467
Federal Home Loan Bank(a)	0.07%	03/19/2021	470,000	469,982,610
Federal Home Loan Bank(a)	0.09%-0.44%	03/24/2021	43,000	42,997,527
Federal Home Loan Bank (SOFR + 0.11%)(b)	0.17%	03/25/2021	40,000	40,000,000
Federal Home Loan Bank	0.18%	03/26/2021	35,500	35,500,686
Federal Home Loan Bank (3 mo. USD LIBOR - 0.11%)(b)	0.12%	04/09/2021	15,000	15,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                    Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Federal Home Loan Bank (FHLB)-(continued)
Federal Home Loan Bank (3 mo. USD LIBOR - 0.11%)(b)	0.12%	04/13/2021	$77,000	$ 77,000,000
Federal Home Loan Bank(a)	0.09%	04/14/2021	126,400	126,388,341
Federal Home Loan Bank (3 mo. USD LIBOR - 0.14%)(b)	0.04%-0.09%	04/14/2021	550,000	550,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.14%)(b)	0.09%	04/19/2021	150,000	150,000,000
Federal Home Loan Bank(a)	0.03%	04/21/2021	150,000	149,993,625
Federal Home Loan Bank (SOFR + 0.07%)(b)	0.11%	04/21/2021	75,000	75,000,000
Federal Home Loan Bank(a)	0.08%	04/23/2021	386,100	386,054,526
Federal Home Loan Bank(a)	0.04%	04/28/2021	6,545	6,544,578
Federal Home Loan Bank (SOFR + 0.01%)(b)	0.05%	05/04/2021	280,000	280,000,000
Federal Home Loan Bank (SOFR + 0.03%)(b)	0.07%	05/04/2021	110,000	110,000,000
Federal Home Loan Bank	0.11%	05/10/2021	500,000	499,997,467
Federal Home Loan Bank	0.09%	05/14/2021	160,000	160,000,000
Federal Home Loan Bank	0.09%	05/14/2021	100,000	100,000,000
Federal Home Loan Bank (SOFR + 0.02%)(b)	0.04%	05/19/2021	190,000	190,000,000
Federal Home Loan Bank(a)	0.09%	06/04/2021	60,000	59,986,344
Federal Home Loan Bank(a)	0.08%-0.09%	06/09/2021	35,000	34,991,806
Federal Home Loan Bank(a)	0.08%-0.09%	06/11/2021	71,000	70,983,007
Federal Home Loan Bank (SOFR + 0.10%)(b)	0.15%	07/09/2021	190,000	190,000,000
Federal Home Loan Bank (SOFR + 0.06%)(b)	0.08%	08/24/2021	100,000	100,000,000
Federal Home Loan Bank (SOFR + 0.02%)(b)	0.05%	09/02/2021	100,000	100,000,000
Federal Home Loan Bank (SOFR + 0.17%)(b)	0.21%	11/12/2021	127,000	127,000,000
Federal Home Loan Bank (SOFR + 0.15%)(b)	0.18%	11/15/2021	355,000	355,000,000
Federal Home Loan Bank	0.07%	02/11/2022	34,560	34,558,009
Federal Home Loan Bank (SOFR + 0.07%)(b)	0.12%	04/14/2022	45,000	45,000,000
Federal Home Loan Bank (SOFR + 0.07%)(b)	0.11%	04/28/2022	28,000	28,000,000
Federal Home Loan Bank (SOFR + 0.06%)(b)	0.10%	05/12/2022	35,000	35,000,000
Federal Home Loan Bank (SOFR + 0.13%)(b)	0.17%	08/05/2022	80,000	80,000,000
Federal Home Loan Bank (SOFR + 0.09%)(b)	0.12%	08/19/2022	380,000	380,009,621
Federal Home Loan Bank (SOFR + 0.09%)(b)	0.14%	10/05/2022	80,000	80,000,000
Federal Home Loan Bank (SOFR + 0.06%)(b)	0.12%	12/08/2022	54,000	54,000,000
				6,696,025,499

Federal Home Loan Mortgage Corp. (FHLMC)-2.07%
Federal Home Loan Mortgage Corp. (SOFR + 0.30%)(b)	0.36%	06/30/2021	45,000	45,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.32%)(b)	0.38%	09/30/2021	412,000	412,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.31%)(b)	0.36%	01/03/2022	145,000	145,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.09%)(b)	0.15%	09/16/2022	190,000	190,000,000
				792,000,000

Federal National Mortgage Association (FNMA)-2.78%
Federal National Mortgage Association (SOFR + 0.25%)(b)	0.31%	03/24/2021	185,000	185,000,000
Federal National Mortgage Association (SOFR + 0.21%)(b)	0.26%	07/01/2021	150,000	150,000,000
Federal National Mortgage Association (SOFR + 0.23%)(b)	0.28%	07/06/2021	156,000	156,000,000
Federal National Mortgage Association (SOFR + 0.28%)(b)	0.33%	07/06/2021	225,000	225,000,000
Federal National Mortgage Association (SOFR + 0.30%)(b)	0.35%	01/07/2022	350,000	350,000,000
				1,066,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                    Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. International Development Finance Corp. (DFC)-0.68%
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	06/15/2025	$21,600	$ 21,600,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	07/15/2025	23,500	23,500,001
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	09/15/2025	5,000	5,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	09/15/2026	5,000	5,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	09/15/2026	9,583	9,583,333
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	08/13/2027	8,000	8,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	08/13/2027	4,600	4,600,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	09/30/2027	12,000	12,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	02/15/2028	15,556	15,555,556
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	11/15/2028	70,455	70,454,546
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	05/15/2030	8,190	8,190,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	10/15/2030	8,000	8,000,000
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	07/09/2026	28,050	28,050,000
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	03/15/2030	41,625	41,625,000
				261,158,436
Total U.S. Government Sponsored Agency Securities (Cost $11,439,880,214)				11,439,880,214
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-61.73% (Cost $23,665,967,223)				23,665,967,223

			Repurchase Amount
Repurchase Agreements-41.02%(d)
Bank of Montreal, joint agreement dated 02/26/2021, aggregate maturing value of $400,000,333 (collateralized by U.S. Treasury obligations valued at $408,000,050; 0.13% - 2.88%; 10/31/2021 - 11/15/2030)	0.01%	03/01/2021	200,000,167	200,000,000
Bank of Nova Scotia, joint agreement dated 02/26/2021, aggregate maturing value of $475,000,792 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $484,500,028; 1.50% - 6.50%; 08/31/2021 - 01/01/2051)	0.02%	03/01/2021	225,000,375	225,000,000
BNP Paribas Securities Corp., joint agreement dated 02/26/2021, aggregate maturing value of $2,500,006,250 (collateralized by domestic agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $2,550,000,004; 0.00% - 7.50%; 03/16/2021 - 10/20/2067)	0.03%	03/01/2021	2,000,005,000	2,000,000,000
BNP Paribas Securities Corp., joint term agreement dated 01/29/2021, aggregate maturing value of $1,000,068,889 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,000; 0.00% - 7.50%; 04/08/2021 - 02/20/2069)(e)	0.08%	03/01/2021	710,048,911	710,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                    Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Government & Agency Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value
BofA Securities, Inc., joint term agreement dated 01/28/2021, aggregate maturing value of $495,042,075 (collateralized by domestic agency mortgage-backed securities valued at $504,900,000; 0.47% - 4.50%; 06/01/2035 - 05/01/2058)(e)	0.09%	03/03/2021	$375,031,875	$ 375,000,000
BofA Securities, Inc., joint term agreement dated 01/29/2021, aggregate maturing value of $600,042,667 (collateralized by U.S. Treasury obligations valued at $612,000,004; 2.75% - 4.38%; 02/15/2038 - 11/15/2048)(e)	0.08%	03/02/2021	200,014,222	200,000,000
BofA Securities, Inc., joint term agreement dated 02/24/2021, aggregate maturing value of $400,020,000 (collateralized by domestic agency mortgage-backed securities valued at $408,000,000; 1.50% - 5.00%; 08/01/2033 - 03/01/2051)(e)	0.06%	03/26/2021	310,015,500	310,000,000
Citigroup Global Markets, Inc., joint agreement dated 02/26/2021, aggregate maturing value of $900,000,750 (collateralized by U.S. Treasury obligations valued at $918,000,051; 0.00% - 4.38%; 11/15/2039 - 08/15/2048)	0.01%	03/01/2021	300,000,250	300,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 02/26/2021, aggregate maturing value of $250,000,417 (collateralized by U.S. Treasury obligations valued at $254,891,510; 0.13%; 04/15/2022)	0.02%	03/01/2021	150,000,250	150,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 02/26/2021, maturing value of $150,000,125 (collateralized by U.S. Treasury obligations valued at $153,000,074; 1.13% - 1.63%; 08/31/2021 - 05/15/2026)	0.01%	03/01/2021	150,000,125	150,000,000
Fixed Income Clearing Corp. - Bank of Nova Scotia, joint agreement dated 02/26/2021, aggregate maturing value of $1,500,002,500 (collateralized by U.S. Treasury obligations valued at $1,534,464,217; 0.50% - 3.13%; 11/15/2024 - 11/15/2028)	0.02%	03/01/2021	1,000,001,667	1,000,000,000
Fixed Income Clearing Corp. - BNP Paribas Securities Corp., joint agreement dated 02/26/2021, aggregate maturing value of $500,001,250 (collateralized by U.S. Treasury obligations valued at $513,585,841; 2.88%; 05/15/2043)	0.03%	03/01/2021	300,000,750	300,000,000
Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/26/2021, maturing value of $1,250,001,042 (collateralized by U.S. Treasury obligations valued at $1,275,000,044; 1.25% - 2.38%; 11/15/2049 - 08/15/2050)	0.01%	03/01/2021	1,250,001,042	1,250,000,000
Goldman Sachs & Co., term agreement dated 02/25/2021, maturing value of $660,006,417 (collateralized by a U.S. government sponsored agency obligation and U.S. Treasury obligations valued at $673,200,000; 0.00% - 2.00%; 02/28/2022 - 11/15/2049)(e)	0.05%	03/04/2021	660,006,417	660,000,000
ING Financial Markets, LLC, joint agreement dated 02/26/2021, aggregate maturing value of $500,009,132 (collateralized by U.S. Treasury obligations valued at $510,483,659; 0.50% - 2.25%; 05/15/2022 - 04/30/2027)	0.02%	03/01/2021	300,003,968	300,003,468
ING Financial Markets, LLC, joint term agreement dated 02/08/2021, aggregate maturing value of $300,019,333 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $306,000,130; 0.00% - 5.50%; 01/27/2022 - 05/01/2058)	0.08%	03/09/2021	210,013,533	210,000,000
ING Financial Markets, LLC, joint term agreement dated 02/10/2021, aggregate maturing value of $350,024,500 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $357,000,046; 0.00% - 7.00%; 03/04/2021 - 05/01/2058)	0.09%	03/10/2021	250,017,500	250,000,000
ING Financial Markets, LLC, term agreement dated 02/16/2021, maturing value of $122,008,540 (collateralized by domestic agency mortgage-backed securities and a U.S. Treasury obligation valued at $124,440,025; 0.00% - 4.50%; 01/27/2022 - 01/01/2057)	0.09%	03/16/2021	122,008,540	122,000,000
ING Financial Markets, LLC, term agreement dated 02/26/2021, maturing value of $255,012,042 (collateralized by domestic agency mortgage-backed securities and a U.S. Treasury obligation valued at $260,100,063; 0.00% - 6.00%; 01/27/2022 - 01/01/2051)	0.05%	04/01/2021	250,012,042	255,000,000
J.P. Morgan Securities LLC, agreement dated 02/26/2021, maturing value of $500,000,833 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 1.50% - 7.00%; 04/01/2028 - 01/20/2051)	0.02%	03/01/2021	500,000,833	500,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                    Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Government & Agency Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value
J.P. Morgan Securities LLC, joint open agreement dated 03/27/2020 (collateralized by U.S. Treasury obligations valued at $867,000,271; 0.13% - 6.75%; 03/31/2022 - 05/15/2050)(f)	0.03%	-	$-	$ 150,000,000
J.P. Morgan Securities LLC, joint open agreement dated 05/02/2019 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,097; 0.00% - 6.50%; 12/31/2021 - 03/01/2051)(f)	0.04%	-	-	350,000,000
J.P. Morgan Securities LLC, joint open agreement dated 05/15/2019 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $295,800,000; 0.00% - 8.50%; 03/25/2021 - 10/15/2062)(f)	0.08%	-	-	240,000,000
J.P. Morgan Securities LLC, joint open agreement dated 10/15/2019 (collateralized by domestic agency mortgage-backed securities and a U.S. Treasury obligation valued at $408,000,105; 0.28% - 8.13%; 04/25/2021 - 02/25/2051)(f)	0.05%	-	-	275,000,000
J.P. Morgan Securities LLC, open agreement dated 05/22/2019 (collateralized by a U.S. government sponsored agency obligation and domestic agency mortgage-backed securities valued at $255,000,000; 2.00% - 7.00%; 11/01/2026 - 03/01/2051)(f)	0.04%	-	-	250,000,000
Lloyds Bank PLC, joint term agreement dated 01/22/2021, aggregate maturing value of $500,200,000 (collateralized by U.S. Treasury obligations valued at $510,022,417; 1.50% - 6.00%; 12/31/2023 - 09/30/2026)	0.16%	04/26/2021	140,056,000	140,000,000
Lloyds Bank PLC, joint term agreement dated 01/27/2021, aggregate maturing value of $500,186,667 (collateralized by U.S. Treasury obligations valued at $509,777,929; 1.50% - 6.00%; 05/15/2021 - 08/15/2043)	0.16%	04/23/2021	100,037,333	100,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/24/2021, aggregate maturing value of $317,510,504 (collateralized by U.S. Treasury obligations valued at $328,491,333; 0.00% - 0.13%; 12/31/2022 - 11/15/2045)(e)	0.06%	03/03/2021	170,002,233	170,000,250
Mitsubishi UFJ Trust & Banking Corp., agreement dated 02/26/2021, maturing value of $300,000,500 (collateralized by domestic agency mortgage-backed securities valued at $306,000,001; 0.41% - 0.82%; 04/15/2036 - 02/20/2049)	0.02%	03/01/2021	300,000,500	300,000,000
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/24/2021, aggregate maturing value of $1,005,259,773 (collateralized by U.S. Treasury obligations valued at $1,026,464,724; 1.13% - 1.50%; 02/28/2025 - 02/15/2030)(e)	0.05%	03/03/2021	434,841,728	434,837,500
Prudential Insurance Co. of America, agreement dated 02/26/2021, maturing value of $513,922,141 (collateralized by U.S. Treasury obligations valued at $532,632,970; 0.00%; 02/15/2026 - 11/15/2043)	0.05%	03/01/2021	513,922,141	513,920,000
Prudential Legacy Insurance Company of New Jersey, agreement dated 02/26/2021, maturing value of $38,625,161 (collateralized by a U.S. Treasury obligation valued at $39,594,000; 0.00%; 08/15/2033)	0.05%	03/01/2021	38,625,161	38,625,000
RBC Capital Markets LLC, joint term agreement dated 02/26/2021, aggregate maturing value of $1,250,000,000 (collateralized by a foreign corporate obligation, domestic agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $1,275,000,266; 0.13% - 9.68%; 02/28/2021 - 08/20/2065)(b)(e)	0.13%	04/28/2021	920,000,000	920,000,000
RBC Dominion Securities Inc., joint agreement dated 02/26/2021, aggregate maturing value of $2,000,005,000 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $2,040,000,034; 0.00% - 6.25%; 02/28/2021 - 02/01/2051)	0.03%	03/01/2021	1,460,003,650	1,460,000,000
Societe Generale, joint open agreement dated 08/05/2020 (collateralized by U.S. Treasury obligations valued at $1,530,000,094; 0.00% - 8.13%; 02/28/2021 - 05/15/2050)(f)	0.03%	-	-	320,000,000
TD Securities (USA) LLC, term agreement dated 02/24/2021, maturing value of $100,000,778 (collateralized by U.S. Treasury obligations valued at $102,000,077; 1.63% - 5.50%; 08/15/2028 - 11/15/2050)(e)	0.04%	03/03/2021	100,000,778	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                    Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Government & Agency Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value
Wells Fargo Securities, LLC, agreement dated 02/26/2021, maturing value of $500,001,250 (collateralized by domestic agency mortgage-backed securities valued at $510,000,001; 1.50% - 5.00%; 11/01/2031 - 03/01/2051)	0.03%	03/01/2021	$500,001,250	$500,000,000

Total Repurchase Agreements (Cost $15,729,386,218)				15,729,386,218

TOTAL INVESTMENTS IN SECURITIES(g)-102.75% (Cost $39,395,353,441)				39,395,353,441

OTHER ASSETS LESS LIABILITIES-(2.75)%				(1,056,001,363)

NET ASSETS-100.00%				$38,339,352,078

Investment Abbreviations:

LIBOR	-London Interbank Offered Rate
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2021.
(c)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2021.

(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(g)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/2021

1-7	36.9%
8-30	11.7
31-60	13.1
61-90	9.0
91-180	7.1
181+	22.2

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                    Short-Term Investments Trust

Statements of Assets and Liabilities

February 28, 2021

(Unaudited)

	Invesco Liquid	Invesco Treasury	Invesco Government
	Assets Portfolio	Portfolio	& Agency Portfolio

Assets:
Investments in securities, at value	$2,117,429,727	$11,644,277,697	$23,665,967,223

Repurchase agreements, at value and cost	648,125,071	9,568,548,509	15,729,386,218

Receivable for:
Investments sold	-	25,000,000	71,000,000

Interest	360,884	6,766,480	11,782,286

Investment for trustee deferred compensation and retirement plans	3,779,351	2,262,445	1,028,312

Other assets	154,721	736,062	1,495,294

Total assets	2,769,849,754	21,247,591,193	39,480,659,333

Liabilities:
Payable for:
Investments purchased	-	-	904,455,408

Amount due custodian	180	140,552,952	231,075,688

Dividends	36,744	162,282	896,281

Accrued fees to affiliates	567,714	1,953,630	1,971,383

Accrued trustees’ and officers’ fees and benefits	7,569	14,615	18,230

Accrued operating expenses	14,163	148,914	1,548,372

Trustee deferred compensation and retirement plans	4,063,553	2,599,734	1,341,893

Total liabilities	4,689,923	145,432,127	1,141,307,255

Net assets applicable to shares outstanding	$2,765,159,831	$21,102,159,066	$38,339,352,078

Net assets consist of:
Shares of beneficial interest	$2,764,713,876	$21,101,394,599	$38,339,068,857

Distributable earnings	445,955	764,467	283,221

	$2,765,159,831	$21,102,159,066	$38,339,352,078

Net Assets:
Institutional Class	$2,758,308,572	$18,981,135,230	$35,924,791,995

Private Investment Class	$3,134,406	$351,293,472	$512,474,804

Personal Investment Class	$10,250	$315,719,198	$7,422,402

Cash Management Class	$2,927,989	$442,403,317	$498,258,486

Reserve Class	$277,705	$485,133,860	$478,919,695

Resource Class	$362,237	$40,039,862	$185,891,029

Corporate Class	$38,671	$486,334,119	$96,836,477

CAVU Securities Class	$100,001	$100,008	$634,757,190

Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	2,757,167,721	18,979,770,054	35,924,417,645

Private Investment Class	3,133,125	351,261,032	512,466,911

Personal Investment Class	10,246	315,695,392	7,422,264

Cash Management Class	2,926,792	442,370,045	498,252,236

Reserve Class	277,591	485,088,911	478,913,917

Resource Class	362,089	40,034,462	185,889,237

Corporate Class	38,656	486,286,532	96,836,212

CAVU Securities Class	99,960	100,000	634,757,144

Net asset value, offering and redemption price per share for each class	$1.0004	$1.00	$1.00

Cost of Investments	$2,765,260,749	$21,212,826,206	$39,395,353,441

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                    Short-Term Investments Trust

Statements of Operations

For the six months ended February 28, 2021

(Unaudited)

	Invesco Liquid	Invesco Treasury	Invesco Government
	Assets Portfolio	Portfolio	& Agency Portfolio

Investment income:
Interest	$3,114,267	$15,938,058	$24,561,173

Expenses:
Advisory fees	1,850,069	15,323,773	16,289,449

Administrative services fees	545,921	4,551,132	7,209,250

Custodian fees	7,119	702,107	932,303

Distribution fees:
Private Investment Class	4,892	572,042	823,736

Personal Investment Class	27	789,399	27,423

Cash Management Class	1,165	155,651	178,592

Reserve Class	1,199	2,298,701	1,892,884

Resource Class	361	261,431	107,992

Corporate Class	6	73,713	5,221

Transfer agent fees	111,004	919,426	1,466,050

Trustees’ and officers’ fees and benefits	35,716	240,705	361,622

Registration and filing fees	45,032	14,508	62,163

Reports to shareholders	10,009	19,253	79,245

Professional services fees	19,483	60,545	104,404

Other	41,239	117,545	210,126

Total expenses	2,673,242	26,099,931	29,750,460

Less: Fees waived and expenses reimbursed	(452,129)	(11,353,309)	(8,932,108)

Net expenses	2,221,113	14,746,622	20,818,352

Net investment income	893,154	1,191,436	3,742,821

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities	(3,927)	180,981	265,130

Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(365,580)	-	-

Net realized and unrealized gain (loss)	(369,507)	180,981	265,130

Net increase in net assets resulting from operations	$523,647	$1,372,417	$4,007,951

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                    Short-Term Investments Trust

Statements of Changes in Net Assets

For the six months ended February 28, 2021 and the year ended August 31, 2020

(Unaudited)

	Invesco Liquid Assets Portfolio		Invesco Treasury Portfolio
	February 28,	August 31,	February 28,	August 31,
	2021	2020	2021	2020

Operations:
Net investment income	$893,154	$29,970,218	$1,191,436	$163,580,411

Net realized gain (loss)	(3,927)	(15,623)	180,981	139,394

Change in net unrealized appreciation (depreciation)	(365,580)	45,074	-	-

Net increase in net assets resulting from operations	523,647	29,999,669	1,372,417	163,719,805

Distributions to shareholders from distributable earnings:
Institutional Class	(892,725)	(29,817,713)	(1,070,356)	(146,246,982)

Private Investment Class	(166)	(36,868)	(19,241)	(3,446,279)

Personal Investment Class	(2)	(74)	(14,483)	(2,137,800)

Cash Management Class	(208)	(107,505)	(19,641)	(3,199,903)

Reserve Class	(14)	(1,504)	(26,659)	(1,117,598)

Resource Class	(19)	(3,570)	(16,339)	(4,967,684)

Corporate Class	(10)	(2,984)	(24,715)	(2,664,191)

CAVU Securities Class	(10)	-	(2)	-

Total distributions from distributable earnings	(893,154)	(29,970,218)	(1,191,436)	(163,780,437)

Share transactions-net:
Institutional Class	200,246,753	114,142,968	(234,871,298)	498,579,949

Private Investment Class	(406,836)	(1,176,345)	(71,540,917)	(83,191,362)

Personal Investment Class	-	-	33,894,138	(78,430,874)

Cash Management Class	(18,649)	(6,335,509)	70,435,022	(24,723,778)

Reserve Class	(495)	(24,329)	(96,559,917)	292,043,533

Resource Class	(3,355)	2,906	(595,640,413)	3,118,922

Corporate Class	12	(287,979)	(647,327,935)	704,514,058

CAVU Securities Class	100,000	-	100,000	-

Net increase (decrease) in net assets resulting from share transactions	199,917,430	106,321,712	(1,541,511,320)	1,311,910,448

Net increase (decrease) in net assets	199,547,923	106,351,163	(1,541,330,339)	1,311,849,816

Net assets:
Beginning of period	2,565,611,908	2,459,260,745	22,643,489,405	21,331,639,589

End of period	$2,765,159,831	$2,565,611,908	$21,102,159,066	$22,643,489,405

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                    Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the six months ended February 28, 2021 and the year ended August 31, 2020

(Unaudited)

	Invesco Government & Agency Portfolio
	February 28,	August 31,
	2021	2020

Operations:
Net investment income	$3,742,821	$264,467,683

Net realized gain (loss)	265,130	(189,477)

Net increase in net assets resulting from operations	4,007,951	264,278,206

Distributions to shareholders from distributable earnings:
Institutional Class	(3,571,291)	(254,196,609)

Private Investment Class	(49,414)	(4,200,784)

Personal Investment Class	(826)	(89,620)

Cash Management Class	(41,568)	(2,683,953)

Reserve Class	(40,854)	(1,290,595)

Resource Class	(12,409)	(1,599,458)

Corporate Class	(4,034)	(439,777)

CAVU Securities Class	(22,425)	-

Total distributions from distributable earnings	(3,742,821)	(264,500,796)

Share transactions-net:
Institutional Class	5,665,406,437	256,030,543

Private Investment Class	(69,612,598)	49,500,711

Personal Investment Class	(6,107,601)	(2,461,469)

Cash Management Class	66,777,783	66,475,768

Reserve Class	77,477,855	103,651,946

Resource Class	42,742,283	(37,467,649)

Corporate Class	65,568,457	(9,080,725)

CAVU Securities Class	634,757,144	-

Net increase in net assets resulting from share transactions	6,477,009,760	426,649,125

Net increase in net assets	6,477,274,890	426,426,535

Net assets:
Beginning of period	31,862,077,188	31,435,650,653

End of period	$38,339,352,078	$31,862,077,188

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                    Short-Term Investments Trust

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

CAVU Securities Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Invesco Liquid Assets Portfolio
Period ended 02/28/21(c)	$1.0004	$0.0001	$0.0000	$0.0001	$(0.0001)	$1.0004	0.01%	$100	0.18	%(d)	0.22	%(d)	0.07	%(d)
Invesco Treasury Portfolio
Period ended 02/28/21(c)	1.00	0.00	0.00	0.00	(0.00)	1.00	0.00	100	0.12	(d)	0.22	(d)	0.04	(d)
Invesco Government & Agency Portfolio
Period ended 02/28/21(c)	1.00	0.00	-	0.00	(0.00)	1.00	0.01	634,757	0.09	(d)	0.16	(d)	0.06	(d)

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Commencement date of December 18, 2020.
(d)

Ratios are annualized and based on average daily net assets (000’s omitted) of $100, $100 and $370,110 for Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio and Invesco Government & Agency Portfolio, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                    Short-Term Investments Trust

Notes to Financial Statements

February 28, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio and Invesco Government & Agency Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

    The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio and Invesco Government & Agency Portfolio.

    Each Fund currently offers eight different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class. On December 18, 2020, Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio and Invesco Government & Agency Portfolio began offering CAVU Securities class shares.

    Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

    Invesco Liquid Assets Portfolio, an institutional money market fund, prices and transacts in its shares at a floating net asset value (“NAV”) reflecting the current market-based values of its portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Liquid Assets Portfolio to round its NAV to four decimal places (e.g., $1.0000).

    Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

    Invesco Treasury Portfolio and Invesco Government & Agency Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

    “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

    Invesco Liquid Assets Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below the required minimum or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Treasury Portfolio and Invesco Government & Agency Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

    The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations - Invesco Liquid Assets Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Treasury Portfolio and Invesco Government & Agency Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and,

24                    Short-Term Investments Trust

accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

LIBOR Risk - Certain Funds may invest in financial instruments that utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Although many LIBOR rates will be phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. There remains uncertainty regarding the effect of the LIBOR transition process and therefore any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined. There is no assurance that the composition or characteristics of any alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to the Fund.

K.

Other Risks - Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

25                    Short-Term Investments Trust

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%
Invesco Treasury Portfolio	0.15%	0.15%	0.15%
Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%

For the six months ended February 28, 2021, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%
Invesco Treasury Portfolio	0.15%
Invesco Government & Agency Portfolio	0.10%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class shares for each Fund as shown in the following table (the “expense limits”):

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class	CAVU Securities Class
Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%	0.18%
Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%
Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

For the six months ended February 28, 2021, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

Expense Limitation
Invesco Liquid Assets Portfolio	$445,515
Invesco Treasury Portfolio	3,560,492
Invesco Government & Agency Portfolio	-

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

26                    Short-Term Investments Trust

Voluntary fee waivers for the six months ended February 28, 2021 are shown below:

	Fund Level	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Invesco Liquid Assets Portfolio	$ 1,056	$ 3,855	$ 25	$ 316	$ 1,113	$ 248	$ 1
Invesco Treasury Portfolio	3,669,472	568,599	786,770	152,411	2,294,148	255,904	65,513
Invesco Government & Agency Portfolio	5,926,130	813,081	27,179	170,566	1,885,235	105,261	4,656

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2021, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2021, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2021, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2021, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Invesco Liquid Assets Portfolio	$51,476,404	$63,220,429	$-

27                    Short-Term Investments Trust

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6–Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had a capital loss carryforward as of August 31, 2020, as follows:

Fund	Not Subject to Expiration	Total*
Invesco Liquid Assets Portfolio	$ 15,623	$15,623
Invesco Government & Agency Portfolio	189,476	189,476

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At February 28, 2021
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Invesco Liquid Assets Portfolio	$2,765,260,749	$298,965	$(4,916)	$294,049
Invesco Treasury Portfolio	21,212,842,178	-	(15,972)	(15,972)

*

For Invesco Treasury Portfolio and Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Government & Agency Portfolio and Invesco Tax-Free Cash Reserve Portfolio, cost of investments are the same for tax and financial reporting purposes.

28                    Short-Term Investments Trust

NOTE 9–Share Information

Invesco Liquid Assets Portfolio

	Summary of Share Activity
	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount
Sold:

Institutional Class	8,365,748,460	$8,369,320,010	15,429,264,962	$15,436,049,996
Private Investment Class	371,714	371,900	556,769	556,939
Cash Management Class	137	137	57,447,877	57,471,129
Reserve Class	6,289	6,292	64,898	64,918
Resource Class	-	-	601	601
Corporate Class	2	2	172,360	172,517
CAVU Securities Class(b)	99,960	100,000	-	-

Issued as reinvestment of dividends:

Institutional Class	175,660	175,741	6,416,422	6,418,790
Private Investment Class	112	112	32,532	32,543
Cash Management Class	208	208	81,549	81,575
Reserve Class	14	14	1,504	1,504
Resource Class	19	19	3,570	3,570
Corporate Class	10	10	2,984	2,984

Reacquired:

Institutional Class	(8,165,751,696)	(8,169,248,998)	(15,321,899,211)	(15,328,325,818)
Private Investment Class	(778,496)	(778,848)	(1,765,341)	(1,765,827)
Cash Management Class	(18,987)	(18,994)	(63,868,033)	(63,888,213)
Reserve Class	(6,798)	(6,801)	(90,719)	(90,751)
Resource Class	(3,372)	(3,374)	(1,265)	(1,265)
Corporate Class	-	-	(463,261)	(463,480)
Net increase in share activity	199,843,236	$199,917,430	105,958,198	$106,321,712

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 12% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 25% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

(b)	Commencement date of December 18, 2020.

29                    Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Treasury Portfolio

	Summary of Share Activity
	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount
Sold:

Institutional Class	125,874,033,421	$125,874,033,421	182,665,163,108	$182,665,163,108
Private Investment Class	279,372,087	279,372,087	1,486,970,970	1,486,970,970
Personal Investment Class	758,065,321	758,065,321	2,422,880,087	2,422,880,087
Cash Management Class	467,103,837	467,103,837	861,417,932	861,417,932
Reserve Class	676,508,536	676,508,536	1,819,500,275	1,819,500,275
Resource Class	161,452,985	161,452,985	333,477,473	333,477,473
Corporate Class	2,948,766,705	2,948,766,705	6,641,915,581	6,641,915,581
CAVU Securities Class(b)	100,000	100,000	-	-

Issued as reinvestment of dividends:

Institutional Class	315,420	315,420	45,062,613	45,062,613
Private Investment Class	6,664	6,664	1,524,217	1,524,217
Personal Investment Class	14,391	14,391	2,137,800	2,137,800
Cash Management Class	18,164	18,164	3,199,903	3,199,903
Reserve Class	26,573	26,573	1,117,598	1,117,598
Resource Class	2,187	2,187	377,525	377,525
Corporate Class	15,235	15,235	2,642,981	2,642,981

Reacquired:

Institutional Class	(126,109,220,139)	(126,109,220,139)	(182,211,645,772)	(182,211,645,772)
Private Investment Class	(350,919,668)	(350,919,668)	(1,571,686,549)	(1,571,686,549)
Personal Investment Class	(724,185,574)	(724,185,574)	(2,503,448,761)	(2,503,448,761)
Cash Management Class	(396,686,979)	(396,686,979)	(889,341,613)	(889,341,613)
Reserve Class	(773,095,026)	(773,095,026)	(1,528,574,340)	(1,528,574,340)
Resource Class	(757,095,585)	(757,095,585)	(330,736,076)	(330,736,076)
Corporate Class	(3,596,109,875)	(3,596,109,875)	(5,940,044,504)	(5,940,044,504)
Net increase (decrease) in share activity	(1,541,511,320)	$(1,541,511,320)	1,311,910,448	$1,311,910,448

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 32% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement date of December 18, 2020.

30                    Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Government & Agency Portfolio

	Summary of Share Activity
	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount
Sold:

Institutional Class	106,170,322,604	$106,170,322,604	262,928,153,701	$262,928,153,701
Private Investment Class	718,708,800	718,708,800	2,584,479,157	2,584,479,157
Personal Investment Class	3,426,436	3,426,436	62,737,197	62,737,197
Cash Management Class	324,090,929	324,090,929	657,577,573	657,577,573
Reserve Class	647,890,632	647,890,632	1,172,921,187	1,172,921,187
Resource Class	747,096,515	747,096,515	1,825,896,962	1,825,896,962
Corporate Class	118,817,459	118,817,459	820,373,313	820,373,313
CAVU Securities Class(b)	1,649,734,121	1,649,734,121	-	-

Issued as reinvestment of dividends:

Institutional Class	1,147,871	1,147,871	73,415,945	73,415,945
Private Investment Class	30,131	30,131	3,046,192	3,046,192
Personal Investment Class	684	684	89,620	89,620
Cash Management Class	20,454	20,454	2,363,772	2,363,772
Reserve Class	32,364	32,364	1,290,595	1,290,595
Resource Class	7,240	7,240	1,403,826	1,403,826
Corporate Class	1,105	1,105	26,956	26,956
CAVU Securities Class	516	516	-	-

Reacquired:

Institutional Class	(100,506,064,038)	(100,506,064,038)	(262,745,539,103)	(262,745,539,103)
Private Investment Class	(788,351,529)	(788,351,529)	(2,538,024,638)	(2,538,024,638)
Personal Investment Class	(9,534,721)	(9,534,721)	(65,288,286)	(65,288,286)
Cash Management Class	(257,333,600)	(257,333,600)	(593,465,577)	(593,465,577)
Reserve Class	(570,445,141)	(570,445,141)	(1,070,559,836)	(1,070,559,836)
Resource Class	(704,361,472)	(704,361,472)	(1,864,768,437)	(1,864,768,437)
Corporate Class	(53,250,107)	(53,250,107)	(829,480,994)	(829,480,994)
CAVU Securities Class	(1,014,977,493)	(1,014,977,493)	-	-
Net increase in share activity	6,477,009,760	$6,477,009,760	426,649,125	$426,649,125

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 36% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement date of December 18, 2020.

NOTE 10–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Funds’ ability to achieve their investment objectives. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

31                    Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the CAVU Securities Class, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2020 through February 28, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

CAVU Securities Class	Beginning Account Value (09/01/20)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/21)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/21)	Expenses Paid During Period[3]
Invesco Liquid Assets Portfolio	$1,000.00	$1,000.10	$0.36	$1,009.64	$0.90	0.18%
Invesco Treasury Portfolio	1,000.00	1,000.00	0.24	1,009.76	0.60	0.12
Invesco Government & Agency Portfolio	1,000.00	1,000.10	0.18	1,009.82	0.45	0.09

[1]

The actual ending account value is based on the actual total return of the Funds for the period December 18, 2020 (commencement of operations) through February 28, 2021, after actual expenses, and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Actual expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period multiplied by 73 (as of close of business December 18, 2020 through February 28, 2021)/365. Because the CAVU Securities Class shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.

[3]

Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in CAVU Securities Class shares of the Funds because such data is based on a full six month period.

32                    Short-Term Investments Trust

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-SAR-8

ITEM 2.	CODE OF ETHICS.

Not required for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of April 19, 2021, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of April 19, 2021, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     Short-Term Investments Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	May 7, 2021

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	May 7, 2021

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	May 7, 2021